PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 50.1%
Basic Materials - 1.5%
Anglo American Capital PLC (South Africa) 2.625% due 09/10/30 ~	$7,100,000	$5,911,481
Braskem Netherlands Finance BV (Brazil) 7.250% due 02/13/33 ~	600,000	577,050
Glencore Funding LLC (Australia) 2.625% due 09/23/31 ~	2,550,000	2,094,697
South32 Treasury Ltd. (Australia) 4.350% due 04/14/32 ~	4,100,000	3,659,574

		12,242,802

Communications - 3.1%
AT&T, Inc.
3.500% due 09/15/53	2,953,000	2,147,712
3.850% due 06/01/60	2,900,000	2,177,140
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/41	2,600,000	1,786,477
3.850% due 04/01/61	5,200,000	3,248,742
Cox Communications, Inc. 1.800% due 10/01/30 ~	2,000,000	1,585,317
Rogers Communications, Inc. (Canada) 4.550% due 03/15/52 ~	2,700,000	2,223,220
T-Mobile USA, Inc.
2.250% due 02/15/26	2,000,000	1,861,922
2.250% due 11/15/31	1,000,000	819,364
3.375% due 04/15/29	600,000	547,553
5.050% due 07/15/33	3,900,000	3,921,203
Verizon Communications, Inc.
1.680% due 10/30/30	1,200,000	969,205
3.400% due 03/22/41	5,800,000	4,616,957

		25,904,812

Consumer, Cyclical - 5.1%
American Airlines Pass-Through Trust Class A 2.875% due 01/11/36	948,859	783,494
American Airlines Pass-Through Trust Class AA 3.600% due 03/22/29	2,606,764	2,392,774
American Airlines Pass-Through Trust Class B 3.950% due 01/11/32	620,750	546,277
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.750% due 04/20/29 ~	2,000,000	1,920,602
British Airways Pass-Through Trust Class A (United Kingdom)
3.350% due 12/15/30 ~	979,614	846,190
4.625% due 12/20/25 ~	490,223	484,673
British Airways Pass-Through Trust Class AA (United Kingdom) 3.300% due 06/15/34 ~	2,544,537	2,203,432
Continental Airlines Pass-Through Trust Class A 4.000% due 04/29/26	1,104,034	1,067,722
Delta Air Lines Pass-Through Trust Class AA 3.625% due 01/30/29	269,350	248,799
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~	3,333,322	3,279,450
4.750% due 10/20/28 ~	2,000,000	1,931,696
Ferguson Finance PLC 4.250% due 04/20/27 ~	1,150,000	1,107,140
Ford Motor Credit Co. LLC
2.300% due 02/10/25	2,325,000	2,158,112
3.375% due 11/13/25	1,050,000	985,546

	Principal Amount	Value
4.542% due 08/01/26	$ 1,550,000	$ 1,471,679
Genting New York LLC/GENNY Capital, Inc. 3.300% due 02/15/26 ~	1,900,000	1,710,362
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875% due 07/01/31 ~	3,450,000	2,949,439
Kohl’s Corp. 3.625% due 05/01/31	1,750,000	1,182,755
Lowe’s Cos., Inc. 4.450% due 04/01/62	1,500,000	1,226,187
Marriott International, Inc.
2.750% due 10/15/33	2,500,000	2,025,786
5.000% due 10/15/27	1,350,000	1,353,817
Meritage Homes Corp. 3.875% due 04/15/29 ~	3,375,000	3,000,324
New Red Finance, Inc. (Canada) 3.875% due 01/15/28 ~	2,000,000	1,861,940
Six Flags Entertainment Corp. 4.875% due 07/31/24 ~	1,500,000	1,478,914
United Airlines Pass-Through Trust Class A 2.900% due 11/01/29	351,553	300,421
United Airlines Pass-Through Trust Class AA 4.150% due 02/25/33	562,562	506,609
US Airways Pass-Through Trust Class A 4.625% due 12/03/26	858,725	812,286
Warnermedia Holdings, Inc. 5.050% due 03/15/42 ~	2,750,000	2,302,680

		42,139,106

Consumer, Non-Cyclical - 7.0%
AmerisourceBergen Corp. 2.700% due 03/15/31	5,500,000	4,719,848
Amgen, Inc. 5.650% due 03/02/53	1,650,000	1,718,833
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.000% due 01/17/43	6,500,000	5,717,587
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.450% due 01/23/39	2,500,000	2,627,918
BAT Capital Corp. (United Kingdom) 5.650% due 03/16/52	1,050,000	923,496
Block, Inc. 2.750% due 06/01/26	2,000,000	1,825,980
Centene Corp. 2.450% due 07/15/28	1,750,000	1,524,075
Cigna Group 5.400% due 03/15/33	4,250,000	4,415,643
Elevance Health, Inc. 5.500% due 10/15/32	1,100,000	1,157,889
General Mills, Inc. 4.950% due 03/29/33	1,450,000	1,473,255
Global Payments, Inc. 5.300% due 08/15/29	2,150,000	2,125,352
Humana, Inc. 5.500% due 03/15/53	2,600,000	2,649,881
Imperial Brands Finance PLC (United Kingdom) 6.125% due 07/27/27 ~	650,000	667,560
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.000% due 05/15/32 ~	3,000,000	2,353,020
Kenvue, Inc. 5.050% due 03/22/53 ~	1,650,000	1,701,902
Keurig Dr Pepper, Inc. 4.500% due 04/15/52	3,250,000	2,896,723
Kraft Heinz Foods Co. 4.375% due 06/01/46	3,700,000	3,226,716

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
UnitedHealth Group, Inc.
4.750% due 05/15/52	$ 3,000,000	$ 2,924,243
5.050% due 04/15/53	6,000,000	6,072,817
Universal Health Services, Inc.
2.650% due 10/15/30	2,000,000	1,605,099
2.650% due 01/15/32	3,550,000	2,772,688
Viatris, Inc. 3.850% due 06/22/40	4,750,000	3,338,088

		58,438,613

Energy - 3.8%
Cheniere Energy Partners LP 4.500% due 10/01/29	3,000,000	2,789,837
Enbridge, Inc. (Canada) 7.375% due 01/15/83	2,450,000	2,348,399
Energy Transfer LP
4.750% due 01/15/26	3,600,000	3,557,666
5.000% due 05/15/44	3,050,000	2,608,204
5.750% due 02/15/33	3,700,000	3,793,425
6.500% due 11/15/26	1,000,000	882,500
Enterprise Products Operating LLC 3.300% due 02/15/53	2,900,000	2,103,226
MPLX LP
4.950% due 03/14/52	1,000,000	870,996
5.200% due 12/01/47	1,600,000	1,424,380
5.650% due 03/01/53	4,150,000	3,999,760
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	1,400,000	862,050
Sabine Pass Liquefaction LLC 5.900% due 09/15/37 ~	2,700,000	2,764,136
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000% due 01/15/32	4,350,000	3,796,049

		31,800,628

Financial - 16.7%
ABN AMRO Bank NV (Netherlands) 3.324% due 03/13/37 ~	1,000,000	768,248
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 3.300% due 01/30/32	2,000,000	1,658,384
Air Lease Corp.
3.000% due 02/01/30	2,500,000	2,141,266
4.650% due 06/15/26	2,700,000	2,249,002
Ally Financial, Inc. 6.700% due 02/14/33	950,000	845,182
Aon Corp./Aon Global Holdings PLC 5.350% due 02/28/33	3,250,000	3,369,928
Assured Guaranty US Holdings, Inc. 3.600% due 09/15/51	2,150,000	1,495,384
Avolon Holdings Funding Ltd. (Ireland) 2.750% due 02/21/28 ~	2,400,000	2,005,209
Bank of America Corp.
2.482% due 09/21/36	2,500,000	1,900,346
2.687% due 04/22/32	2,000,000	1,670,290
2.972% due 02/04/33	2,000,000	1,685,522
4.375% due 01/27/27	1,500,000	1,278,957
5.015% due 07/22/33	3,000,000	2,969,301
6.125% due 04/27/27	2,950,000	2,909,438
BNP Paribas SA (France) 4.625% due 02/25/31 ~	1,200,000	899,832
Broadstone Net Lease LLC REIT 2.600% due 09/15/31	1,000,000	725,872
Citigroup, Inc.
4.150% due 11/15/26	1,750,000	1,435,000
4.600% due 03/09/26	3,000,000	2,940,706
4.658% due 05/24/28	2,000,000	1,977,127
6.270% due 11/17/33	2,000,000	2,164,718
Fidelity National Financial, Inc. 3.200% due 09/17/51	2,000,000	1,255,346
GLP Capital LP/GLP Financing II, Inc. REIT 3.250% due 01/15/32	2,600,000	2,111,876

	Principal Amount	Value
Goldman Sachs Group, Inc.
2.615% due 04/22/32	$ 4,000,000	$ 3,334,459
3.102% due 02/24/33	5,200,000	4,469,580
4.482% due 08/23/28	4,000,000	3,915,458
Hill City Funding Trust 4.046% due 08/15/41 ~	1,200,000	843,087
Host Hotels & Resorts LP REIT 2.900% due 12/15/31	3,700,000	2,891,855
HSBC Holdings PLC (United Kingdom) 4.700% due 03/09/31	1,450,000	1,081,756
JPMorgan Chase & Co.
2.963% due 01/25/33	8,450,000	7,232,143
4.851% due 07/25/28	4,000,000	3,996,188
4.912% due 07/25/33	5,150,000	5,123,378
5.717% due 09/14/33	5,850,000	5,997,353
Liberty Mutual Group, Inc. 4.300% due 02/01/61 ~	2,650,000	1,578,571
LSEGA Financing PLC (United Kingdom) 3.200% due 04/06/41 ~	1,800,000	1,376,253
Massachusetts Mutual Life Insurance Co. 5.672% due 12/01/52 ~	4,050,000	4,141,375
Metropolitan Life Global Funding I 5.150% due 03/28/33 ~	900,000	908,151
Morgan Stanley
2.475% due 01/21/28	2,200,000	2,011,551
2.484% due 09/16/36	9,100,000	6,919,170
2.943% due 01/21/33	3,000,000	2,543,856
5.123% due 02/01/29	2,000,000	2,017,447
6.342% due 10/18/33	2,000,000	2,186,134
New York Life Global Funding 4.700% due 04/02/26 ~	1,500,000	1,502,194
Northwestern Mutual Life Insurance Co. 3.625% due 09/30/59 ~	3,500,000	2,581,443
OneMain Finance Corp.
5.375% due 11/15/29	1,750,000	1,474,025
6.125% due 03/15/24	2,100,000	2,047,689
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	2,000,000	1,891,392
PNC Financial Services Group, Inc. 6.250% due 03/15/30	1,200,000	1,119,000
Principal Financial Group, Inc. 5.375% due 03/15/33	2,550,000	2,554,147
Prudential Financial, Inc. 6.750% due 03/01/53	3,600,000	3,508,272
Sun Communities Operating LP 5.700% due 01/15/33	2,850,000	2,855,470
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	1,690,076
U.S. Bancorp 4.839% due 02/01/34	3,000,000	2,912,714
UBS Group AG (Switzerland) 4.875% due 02/12/27 ~	1,000,000	781,370
VICI Properties LP/VICI Note Co., Inc. REIT
3.750% due 02/15/27 ~	1,500,000	1,386,098
4.625% due 12/01/29 ~	7,750,000	7,062,068
Wells Fargo & Co.
4.400% due 06/14/46	2,200,000	1,819,120
4.897% due 07/25/33	1,000,000	976,708

		139,186,485

Industrial - 3.5%
Allegion US Holding Co., Inc. 3.550% due 10/01/27	4,289,000	4,009,532
Amcor Flexibles North America, Inc. 2.690% due 05/25/31	2,000,000	1,665,389
Berry Global, Inc. 4.875% due 07/15/26 ~	2,000,000	1,951,420
Flowserve Corp. 2.800% due 01/15/32	5,300,000	4,209,355

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Masco Corp. 7.750% due 08/01/29	$ 950,000	$ 1,064,946
nVent Finance SARL (United Kingdom) 2.750% due 11/15/31	4,100,000	3,330,173
Raytheon Technologies Corp.
5.150% due 02/27/33	2,500,000	2,603,199
5.375% due 02/27/53	1,350,000	1,422,877
Republic Services, Inc. 5.000% due 04/01/34	1,700,000	1,733,105
TransDigm, Inc. 6.250% due 03/15/26 ~	4,271,000	4,279,222
Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	3,650,000	3,290,660

		29,559,878

Technology - 3.2%
Broadcom, Inc. 3.137% due 11/15/35 ~	5,500,000	4,234,106
Fiserv, Inc. 5.600% due 03/02/33	4,050,000	4,202,597
Intel Corp. 5.700% due 02/10/53	2,500,000	2,554,340
Kyndryl Holdings, Inc.
2.050% due 10/15/26	2,500,000	2,174,090
3.150% due 10/15/31	3,000,000	2,296,336
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 3.875% due 06/18/26	5,000,000	4,831,482
Oracle Corp.
2.875% due 03/25/31	2,000,000	1,712,424
3.950% due 03/25/51	4,500,000	3,392,830
6.150% due 11/09/29	850,000	905,760
Skyworks Solutions, Inc. 3.000% due 06/01/31	600,000	499,626

		26,803,591

Utilities - 6.2%
American Electric Power Co., Inc. 5.625% due 03/01/33	1,750,000	1,811,687
Appalachian Power Co. 4.500% due 08/01/32	1,650,000	1,585,169
Arizona Public Service Co. 6.350% due 12/15/32	3,200,000	3,479,644
Brooklyn Union Gas Co. 4.632% due 08/05/27 ~	2,175,000	2,113,302
Dominion Energy, Inc. 4.350% due 01/15/27	1,550,000	1,289,990
DPL, Inc.
4.125% due 07/01/25	1,500,000	1,434,563
4.350% due 04/15/29	1,125,000	999,945
Duke Energy Ohio, Inc. 5.650% due 04/01/53	1,000,000	1,049,984
Duke Energy Progress LLC 5.250% due 03/15/33	1,900,000	1,976,121
Duke Energy Progress NC Storm Funding LLC 2.387% due 07/01/39	2,650,000	2,195,758
Edison International 8.125% due 06/15/53	5,000,000	5,075,000
Eversource Energy 5.450% due 03/01/28	1,000,000	1,037,006
FirstEnergy Corp. 4.150% due 07/15/27	2,500,000	2,384,213
IPALCO Enterprises, Inc. 4.250% due 05/01/30	3,000,000	2,764,045
Kentucky Utilities Co. 5.450% due 04/15/33	1,750,000	1,821,102
KeySpan Gas East Corp. 3.586% due 01/18/52 ~	1,500,000	1,088,174
Louisville Gas & Electric Co. 5.450% due 04/15/33	2,200,000	2,287,764

	Principal Amount	Value
Nevada Power Co. 5.900% due 05/01/53	$ 2,650,000	$ 2,946,197
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	3,350,000	3,311,039
NSTAR Electric Co.
4.550% due 06/01/52	2,050,000	1,913,866
4.950% due 09/15/52	1,650,000	1,629,898
PG&E Energy Recovery Funding LLC 2.280% due 01/15/38	1,200,000	957,675
PG&E Wildfire Recovery Funding LLC 3.594% due 06/01/32	938,169	896,580
Piedmont Natural Gas Co., Inc. 5.050% due 05/15/52	1,000,000	930,480
Sempra Energy 4.125% (UST + 2.868%) due 04/01/52	2,350,000	1,900,022
Southwestern Electric Power Co. 3.250% due 11/01/51	1,900,000	1,325,772
Texas Electric Market Stabilization Funding N LLC 4.265% due 08/01/36 ~	1,024,087	992,904
Virginia Electric & Power Co. 5.000% due 04/01/33	350,000	352,871

		51,550,771

Total Corporate Bonds & Notes (Cost $448,239,479)		417,626,686

SENIOR LOAN NOTES - 11.0%
Consumer, Cyclical - 2.8%
Carnival Corp.
Term B 7.840% (USD LIBOR + 3.000%) due 06/30/25 §	997,436	986,464
8.090% (USD LIBOR + 3.250%) due 10/18/28 §	370,313	362,675
ClubCorp Holdings, Inc. Term B 7.590% (USD LIBOR + 2.750%) due 09/18/24 §	3,385,831	3,245,109
Marriott Ownership Resorts, Inc. Term B 6.590% (USD LIBOR + 1.750%) due 08/29/25 §	3,231,949	3,213,770
Mileage Plus Holdings LLC Term B 10.213% (USD LIBOR + 5.250%) due 06/21/27 §	1,850,000	1,923,872
SeaWorld Parks & Entertainment, Inc. Term B 7.875% (USD LIBOR + 3.000%) due 08/25/28 §	6,932,405	6,915,074
Stars Group Holdings BV Term B (Canada) 7.409% (USD LIBOR + 2.250%) due 07/21/26 §	3,512,840	3,515,036
United Airlines, Inc. Term B 8.568% (USD LIBOR + 3.750%) due 04/21/28 §	3,121,415	3,109,061

		23,271,061

Consumer, Non-Cyclical - 3.1%
Allied Universal Holdco LLC Term B 8.657% (SOFR + 3.750%) due 05/12/28 §	1,231,250	1,170,457
CoreLogic, Inc. Term B 8.375% (USD LIBOR + 3.500%) due 06/02/28 §	2,708,750	2,317,674
Heartland Dental LLC Term B 8.840% (USD LIBOR + 4.000%) due 04/30/25 §	1,228,125	1,161,601
Mavis Tire Express Services Corp. Term B 8.922% (SOFR + 4.000%) due 05/04/28 §	4,349,962	4,275,877

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Medline Borrower LP Term B 8.090% (USD LIBOR + 3.250%) due 10/23/28 §	$ 1,739,981	$ 1,698,537
Pathway Vet Alliance LLC Term B 8.590% (USD LIBOR + 3.750%) due 03/31/27 §	6,400,325	5,638,002
PetVet Care Centers LLC Term B3 8.340% (USD LIBOR + 3.500%) due 02/14/25 §	4,519,250	4,392,146
Sunshine Luxembourg VII SARL Term B3 (Luxembourg) 8.909% (USD LIBOR + 3.750%) due 10/01/26 §	2,708,933	2,686,438
Verscend Holding Corp. Term B 8.840% (USD LIBOR + 4.000%) due 08/27/25 §	2,493,655	2,494,590

		25,835,322

Financial - 2.0%
AssuredPartners, Inc. Term B 8.340% (USD LIBOR + 3.500%) due 02/12/27 §	2,705,509	2,683,246
HUB International Ltd. Term B 7.818% (USD LIBOR + 3.000%) due 04/25/25 §	5,377,667	5,368,804
NFP Corp. Term B 8.090% (USD LIBOR + 3.250%) due 02/15/27 §	1,515,782	1,481,992
USI, Inc. Term B 8.648% (SOFR + 3.750%) due 11/22/29 §	7,778,746	7,769,022

		17,303,064

Industrial - 1.4%
Filtration Group Corp. Term B 7.840% (USD LIBOR + 3.000%) due 03/29/25 §	6,288,834	6,280,973
Proampac PG Borrower LLC Term B 7.829% (USD LIBOR + 3.750%) due 11/03/25 §	2,467,581	2,424,398
TransDigm, Inc. Term I 7.825% (SOFR + 3.250%) due 08/24/28 §	2,767,022	2,763,372

		11,468,743

Technology - 1.7%
CDK Global, Inc. Term B 9.148% (SOFR + 4.250%) due 07/06/29 §	997,500	996,342
Epicor Software Corp. Term C 8.090% (USD LIBOR + 3.250%) due 07/30/27 §	5,440,709	5,357,967
Sophia LP Term B 8.659% (USD LIBOR + 3.500%) due 10/07/27 §	1,706,003	1,685,105
Ultimate Software Group, Inc. 8.271% (USD LIBOR + 3.250%) due 05/04/26 §	6,174,666	6,024,708

		14,064,122

Total Senior Loan Notes (Cost $92,644,650)		91,942,312

MORTGAGE-BACKED SECURITIES - 1.0%
Fannie Mae - 1.0%
due 04/17/38 #	4,500,000	4,572,846

	Principal Amount	Value
due 04/01/53 #	$ 3,500,000	$ 3,609,102

		8,181,948

Total Mortgage-Backed Securities (Cost $8,118,086)		8,181,948

ASSET-BACKED SECURITIES - 14.8%
AIMCO CLO 11 Ltd. (Cayman) 5.922% (USD LIBOR + 1.130%) due 10/17/34 § ~	1,500,000	1,460,502
Ally Auto Receivables Trust 5.070% due 04/15/27	3,000,000	3,012,314
AmeriCredit Automobile Receivables Trust
0.760% due 12/18/25	2,400,000	2,312,448
0.890% due 10/19/26	1,050,000	979,267
1.410% due 08/18/27	1,500,000	1,363,413
Buttermilk Park CLO Ltd. (Cayman) 5.892% (USD LIBOR + 1.100%) due 10/15/31 § ~	1,200,000	1,182,424
Carlyle Global Market Strategies CLO Ltd. 6.549% (USD LIBOR+1.680%) due 08/14/30 ~	2,000,000	1,970,250
CIFC Funding Ltd. (Cayman)
5.668% (USD LIBOR + 0.870%) due 04/19/29 § ~	2,312,296	2,278,581
5.895% (USD LIBOR + 1.100%) due 07/18/31 § ~	3,630,000	3,584,625
Dryden 55 CLO Ltd. (Cayman) 6.692% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	943,108
Dryden 58 CLO Ltd. (Cayman)
6.292% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,000,000	963,950
6.592% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,000,000	943,019
Dryden 61 CLO Ltd. (Cayman) 5.782% (USD LIBOR + 0.990%) due 01/17/32 § ~	2,250,000	2,212,042
Dryden 64 CLO Ltd. (Cayman) 6.195% (USD LIBOR + 1.400%) due 04/18/31 § ~	800,000	770,918
Ford Credit Auto Owner Trust
0.790% due 11/15/25	2,420,000	2,337,637
1.290% due 06/15/26	500,000	478,995
2.040% due 12/15/26	500,000	482,352
3.190% due 07/15/31 ~	3,000,000	2,912,015
3.880% due 11/15/34 ~	2,650,000	2,569,356
5.140% due 03/15/26	2,550,000	2,550,798
5.270% due 05/17/27	2,000,000	2,023,738
Hilton Grand Vacations Trust 3.610% due 06/20/34 ~	247,316	236,418
Honda Auto Receivables Owner Trust 0.600% due 12/20/27	1,580,000	1,463,843
Madison Park Funding XXVIII Ltd. (Cayman) 6.392% (USD LIBOR + 1.600%) due 07/15/30 § ~	1,400,000	1,360,205
Magnetite XII Ltd. (Cayman) 5.892% (USD LIBOR + 1.100%) due 10/15/31 § ~	4,775,000	4,720,443
Magnetite XIV-R Ltd. (Cayman) 5.915% (USD LIBOR + 1.120%) due 10/18/31 § ~	2,500,000	2,467,964
Magnetite XIX Ltd. (Cayman) 5.842% (USD LIBOR+1.050%) due 04/17/34 ~	4,500,000	4,377,809
Magnetite XXI Ltd. (Cayman) 5.828% (USD LIBOR + 1.020%) due 04/20/34 § ~	5,000,000	4,859,061

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Magnetite XXII Ltd. (Cayman) 6.392% (USD LIBOR+1.160%) due 04/15/31	$ 1,500,000	$ 1,460,625
Magnetite XXIX Ltd. (Cayman) 5.782% (USD LIBOR + 0.990%) due 01/15/34 § ~	1,300,000	1,278,918
Mercedes-Benz Auto Receivables Trust 5.260% due 10/15/25	500,000	499,733
MVW LLC 1.740% due 10/20/37 ~	141,109	129,564
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	307,341	268,991
0.940% due 07/15/69 ~	4,495,966	3,930,267
1.220% due 07/15/69 ~	690,204	617,347
1.310% due 01/15/69 ~	507,034	465,511
1.690% due 05/15/69 ~	2,336,505	2,104,923
2.460% due 11/15/68 ~	359,456	335,783
2.640% due 05/15/68 ~	411,789	388,608
Navient Student Loan Trust
1.310% due 12/26/69 ~	1,193,927	1,017,845
1.320% due 08/26/69 ~	968,898	825,179
3.390% due 12/15/59 ~	1,719,354	1,640,231
5.445% (USD LIBOR + 0.600%) due 12/26/69 § ~	717,073	689,595
5.895% (USD LIBOR + 1.050%) due 06/25/69 § ~	703,675	695,650
Neuberger Berman Loan Advisers CLO 25 Ltd. (Cayman) 6.145% (USD LIBOR + 1.350%) due 10/18/29 § ~	1,500,000	1,449,885
Neuberger Berman Loan Advisers CLO 31 Ltd. (Cayman) 5.848% (USD LIBOR + 1.040%) due 04/20/31 § ~	1,000,000	987,370
OneMain Financial Issuance Trust 4.130% due 05/14/35 ~	1,350,000	1,305,811
Palmer Square CLO Ltd. (Cayman)
5.892% (USD LIBOR + 1.100%) due 07/16/31 § ~	1,000,000	990,480
5.944% (USD LIBOR + 1.080%) due 11/15/31 § ~	4,000,000	3,951,242
Palmer Square Loan Funding Ltd. (Cayman)
5.608% (USD LIBOR + 0.800%) due 07/20/29 § ~	2,145,813	2,119,528
5.708% (USD LIBOR + 0.900%) due 04/20/29 § ~	1,337,798	1,331,134
6.165% (USD LIBOR + 1.250%) due 05/20/29 § ~	4,000,000	3,915,497
6.192% (USD LIBOR + 1.400%) due 10/15/29 § ~	4,800,000	4,706,408
6.208% (USD LIBOR + 1.400%) due 07/20/29 § ~	2,500,000	2,453,224
6.575% (USD LIBOR + 1.900%) due 02/20/28 § ~	600,000	582,172
Santander Drive Auto Receivables Trust
0.750% due 02/17/26	1,032,525	1,018,413
4.420% due 11/15/27	1,700,000	1,674,915
SLM Student Loan Trust 5.368% (USD LIBOR + 0.550%) due 10/25/64 § ~	530,224	518,145
SMB Private Education Loan Trust
1.070% due 01/15/53 ~	1,669,724	1,439,013
1.290% due 07/15/53 ~	712,633	638,860
1.680% due 02/15/51 ~	1,010,773	919,472
2.230% due 09/15/37 ~	2,266,995	2,095,130
2.340% due 09/15/34 ~	201,244	193,702
2.700% due 05/15/31 ~	239,204	232,697
2.820% due 10/15/35 ~	717,020	685,876
2.880% due 09/15/34 ~	1,524,842	1,459,151
3.440% due 07/15/36 ~	934,214	893,237
3.500% due 02/15/36 ~	561,018	533,849
3.600% due 01/15/37 ~	626,060	604,152

	Principal Amount	Value
3.630% due 11/15/35 ~	$ 505,570	$ 484,224
4.480% due 05/16/50 ~	1,372,967	1,331,190
5.414% (USD LIBOR + 0.730%) due 01/15/53 § ~	4,061,425	3,915,072
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	708,494	661,132
Stratus CLO Ltd. (Cayman) 6.208% (USD LIBOR + 1.400%) due 12/29/29 § ~	4,000,000	3,899,016
Tiaa CLO III Ltd. (Cayman) 5.942% (USD LIBOR + 1.150%) due 01/16/31 § ~	1,834,000	1,812,939
Toyota Auto Receivables Owner Trust 0.430% due 01/15/26	1,125,000	1,077,889

Total Asset-Backed Securities (Cost $126,331,288)		123,047,090

U.S. TREASURY OBLIGATIONS - 18.2%
U.S. Treasury Bonds - 9.9%
1.125% due 05/15/40	6,000,000	3,997,735
1.250% due 05/15/50	3,750,000	2,182,324
1.375% due 08/15/50	2,750,000	1,653,115
1.750% due 08/15/41	5,500,000	3,986,641
1.875% due 11/15/51	3,350,000	2,282,646
2.000% due 02/15/50	1,750,000	1,241,406
2.000% due 08/15/51	2,500,000	1,759,619
2.250% due 08/15/46	1,950,000	1,473,164
2.250% due 02/15/52	7,500,000	5,596,582
2.500% due 02/15/46	6,500,000	5,168,008
2.750% due 11/15/47	3,500,000	2,914,365
2.875% due 05/15/52	3,250,000	2,781,607
3.000% due 08/15/52	10,000,000	8,787,500
3.625% due 02/15/53	23,000,000	22,840,078
3.875% due 02/15/43	15,000,000	15,137,109
4.000% due 11/15/42	500,000	513,750

		82,315,649

U.S. Treasury Notes - 8.3%
0.625% due 05/15/30	8,500,000	6,961,035
1.125% due 02/15/31	1,000,000	842,403
1.875% due 02/28/29	21,000,000	19,084,160
2.125% due 03/31/24	2,000,000	1,951,969
2.750% due 08/15/32	9,000,000	8,471,953
3.500% due 02/15/33	15,000,000	15,024,609
4.000% due 02/29/28	17,000,000	17,308,789

		69,644,918

Total U.S. Treasury Obligations (Cost $162,460,672)		151,960,567

SHORT-TERM INVESTMENT - 9.6%
Repurchase Agreement - 9.6%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $80,103,866; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $81,675,698)	80,074,172	80,074,172

Total Short-Term Investment (Cost $80,074,172)		80,074,172

TOTAL INVESTMENTS - 104.7% (Cost $917,868,347)		872,832,775

OTHER ASSETS & LIABILITIES, NET - (4.7%)		(38,789,557)

NET ASSETS - 100.0%		$834,043,218

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$417,626,686	$-	$417,626,686	$-
	Senior Loan Notes	91,942,312	-	91,942,312	-
	Mortgage-Backed Securities	8,181,948	-	8,181,948	-
	Asset-Backed Securities	123,047,090	-	123,047,090	-
	U.S. Treasury Obligations	151,960,567	-	151,960,567	-
	Short-Term Investment	80,074,172	-	80,074,172	-

	Total	$872,832,775	$-	$872,832,775	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 39.7%
Basic Materials - 1.4%
Anglo American Capital PLC (South Africa)
3.625% due 09/11/24 ~	$500,000	$488,240
4.000% due 09/11/27 ~	1,080,000	1,027,172
4.750% due 04/10/27 ~	750,000	734,824
ArcelorMittal SA (Luxembourg) 7.000% due 10/15/39	630,000	663,152
Barrick North America Finance LLC (Canada)
5.700% due 05/30/41	823,000	865,190
5.750% due 05/01/43	550,000	580,140
BHP Billiton Finance USA Ltd. (Australia) 5.000% due 09/30/43	720,000	730,045
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	1,260,000	1,225,288
Freeport-McMoRan, Inc.
4.550% due 11/14/24	120,000	119,447
4.625% due 08/01/30	500,000	472,864
5.450% due 03/15/43	2,310,000	2,163,351
Glencore Funding LLC (Australia)
4.000% due 03/27/27 ~	1,730,000	1,668,148
4.125% due 05/30/23 ~	130,000	129,538
4.125% due 03/12/24 ~	1,070,000	1,058,846
4.625% due 04/29/24 ~	2,000,000	1,978,393
OCP SA (Morocco)
3.750% due 06/23/31 ~	970,000	797,195
4.500% due 10/22/25 ~	1,170,000	1,137,568
5.125% due 06/23/51 ~	950,000	694,528
Orbia Advance Corp. SAB de CV (Mexico)
1.875% due 05/11/26 ~	2,050,000	1,827,838
2.875% due 05/11/31 ~	2,140,000	1,720,260
Southern Copper Corp. (Mexico) 5.250% due 11/08/42	2,340,000	2,241,949
Suzano Austria GmbH (Brazil)
3.125% due 01/15/32	1,560,000	1,277,667
3.750% due 01/15/31	2,420,000	2,107,874
Teck Resources Ltd. (Canada) 6.000% due 08/15/40	90,000	91,120
Vale Overseas Ltd. (Brazil) 6.875% due 11/21/36	993,000	1,038,917
Yamana Gold, Inc. (Canada) 4.625% due 12/15/27	1,810,000	1,731,475

		28,571,029

Communications - 5.1%
Alphabet, Inc.
1.100% due 08/15/30	690,000	565,139
1.900% due 08/15/40	960,000	673,734
2.050% due 08/15/50	230,000	146,424
Altice France SA (France) 5.500% due 10/15/29 ~	450,000	344,500
Amazon.com, Inc.
0.800% due 06/03/25	720,000	670,180
1.200% due 06/03/27	1,720,000	1,527,611
1.500% due 06/03/30	1,310,000	1,089,643
2.100% due 05/12/31	1,120,000	957,837
2.500% due 06/03/50	690,000	468,270
3.150% due 08/22/27	1,070,000	1,031,339
3.300% due 04/13/27	530,000	513,189
3.450% due 04/13/29	1,130,000	1,087,822
3.600% due 04/13/32	830,000	788,950
3.875% due 08/22/37	800,000	745,176
4.050% due 08/22/47	1,720,000	1,562,664
4.250% due 08/22/57	390,000	355,819
4.950% due 12/05/44	190,000	196,036
AT&T, Inc.
1.650% due 02/01/28	1,430,000	1,256,810

	Principal Amount	Value
2.250% due 02/01/32	$ 250,000	$ 204,488
2.300% due 06/01/27	1,990,000	1,824,278
2.550% due 12/01/33	510,000	410,505
3.500% due 09/15/53	730,000	530,928
3.550% due 09/15/55	2,244,000	1,613,603
3.650% due 09/15/59	550,000	393,724
3.800% due 12/01/57	180,000	133,939
4.350% due 03/01/29	900,000	881,579
4.350% due 06/15/45	744,000	638,224
5.350% due 09/01/40	490,000	486,490
5.550% due 08/15/41	550,000	559,550
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 03/01/42	370,000	250,302
4.200% due 03/15/28	2,020,000	1,913,032
4.400% due 04/01/33	380,000	337,523
4.800% due 03/01/50	230,000	175,533
4.908% due 07/23/25	1,970,000	1,951,135
5.125% due 07/01/49	330,000	261,553
5.375% due 04/01/38	1,590,000	1,387,679
5.375% due 05/01/47	200,000	165,207
5.750% due 04/01/48	240,000	207,363
6.384% due 10/23/35	270,000	269,223
6.484% due 10/23/45	650,000	616,510
6.834% due 10/23/55	370,000	360,020
Comcast Corp.
2.800% due 01/15/51	620,000	419,392
2.937% due 11/01/56	254,000	169,371
3.150% due 03/01/26	490,000	475,416
3.250% due 11/01/39	190,000	154,383
3.300% due 04/01/27	1,510,000	1,452,296
3.400% due 04/01/30	1,000,000	935,465
3.400% due 07/15/46	170,000	132,064
3.450% due 02/01/50	240,000	185,695
3.750% due 04/01/40	260,000	223,540
3.950% due 10/15/25	1,560,000	1,543,121
3.969% due 11/01/47	4,290,000	3,613,354
3.999% due 11/01/49	240,000	201,896
4.000% due 08/15/47	340,000	288,832
4.000% due 03/01/48	270,000	228,922
4.150% due 10/15/28	2,240,000	2,216,964
4.250% due 10/15/30	1,630,000	1,598,000
4.950% due 10/15/58	140,000	135,777
5.650% due 06/15/35	290,000	311,559
6.500% due 11/15/35	307,000	353,477
CSC Holdings LLC
3.375% due 02/15/31 ~	330,000	228,591
4.125% due 12/01/30 ~	5,860,000	4,213,897
4.500% due 11/15/31 ~	3,060,000	2,209,228
DISH DBS Corp.
5.125% due 06/01/29	1,120,000	597,610
5.250% due 12/01/26 ~	690,000	551,841
5.875% due 11/15/24	1,361,000	1,215,101
7.750% due 07/01/26	690,000	456,114
FOX Corp. 5.476% due 01/25/39	1,010,000	968,274
Prosus NV (China)
3.061% due 07/13/31 ~	4,880,000	3,848,509
3.832% due 02/08/51 ~	450,000	289,324
4.027% due 08/03/50 ~	2,450,000	1,613,292
Sprint Capital Corp. 8.750% due 03/15/32	1,420,000	1,730,355
Sprint LLC
7.625% due 02/15/25	910,000	944,458
7.875% due 09/15/23	40,000	40,332
T-Mobile USA, Inc.
2.250% due 02/15/26	410,000	381,694
2.550% due 02/15/31	2,510,000	2,128,523
2.625% due 02/15/29	1,290,000	1,137,794
2.875% due 02/15/31	950,000	820,523
3.000% due 02/15/41	330,000	244,923
3.375% due 04/15/29	480,000	438,042
3.500% due 04/15/25	3,080,000	2,995,556

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
3.500% due 04/15/31	$ 2,920,000	$ 2,628,507
3.750% due 04/15/27	330,000	317,431
3.875% due 04/15/30	2,600,000	2,441,665
Telefonica Emisiones SA (Spain) 5.520% due 03/01/49	1,050,000	950,884
Tencent Holdings Ltd. (China) 3.840% due 04/22/51 ~	910,000	662,558
Time Warner Cable Enterprises LLC 8.375% due 07/15/33	990,000	1,128,263
Time Warner Cable LLC
5.500% due 09/01/41	250,000	216,255
6.550% due 05/01/37	520,000	513,062
6.750% due 06/15/39	1,310,000	1,291,632
7.300% due 07/01/38	2,580,000	2,679,788
Verizon Communications, Inc.
1.750% due 01/20/31	1,620,000	1,307,386
2.100% due 03/22/28	970,000	864,460
2.355% due 03/15/32	1,522,000	1,249,379
2.550% due 03/21/31	1,050,000	894,938
2.625% due 08/15/26	1,970,000	1,863,391
2.650% due 11/20/40	1,400,000	1,000,737
2.875% due 11/20/50	2,740,000	1,825,218
3.150% due 03/22/30	860,000	783,847
3.850% due 11/01/42	960,000	803,887
4.000% due 03/22/50	610,000	508,592
4.125% due 03/16/27	286,000	283,660
4.125% due 08/15/46	980,000	838,543
4.329% due 09/21/28	715,000	707,147
4.400% due 11/01/34	1,750,000	1,664,325
4.500% due 08/10/33	5,540,000	5,355,864
4.862% due 08/21/46	630,000	600,387
5.500% due 03/16/47	250,000	252,758

		104,881,600

Consumer, Cyclical - 3.8%
Costco Wholesale Corp.
1.375% due 06/20/27	1,480,000	1,327,786
1.600% due 04/20/30	1,160,000	985,398
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~	1,649,990	1,623,323
4.750% due 10/20/28 ~	1,650,000	1,593,649
Ford Motor Co.
4.750% due 01/15/43	300,000	230,466
6.100% due 08/19/32	1,000,000	970,461
Ford Motor Credit Co. LLC
2.900% due 02/16/28	650,000	559,637
3.625% due 06/17/31	1,770,000	1,460,843
3.664% due 09/08/24	270,000	259,456
4.000% due 11/13/30	4,360,000	3,710,827
4.125% due 08/17/27	1,590,000	1,458,992
5.113% due 05/03/29	300,000	282,062
5.125% due 06/16/25	760,000	744,986
7.350% due 11/04/27	1,390,000	1,435,189
7.350% due 03/06/30	480,000	493,680
General Motors Co.
5.150% due 04/01/38	440,000	397,292
5.600% due 10/15/32	590,000	578,265
5.950% due 04/01/49	660,000	613,797
6.125% due 10/01/25	140,000	142,730
6.250% due 10/02/43	570,000	548,716
General Motors Financial Co., Inc.
4.250% due 05/15/23	1,250,000	1,247,803
4.350% due 01/17/27	520,000	504,309
H&E Equipment Services, Inc. 3.875% due 12/15/28 ~	270,000	236,925
Home Depot, Inc.
2.500% due 04/15/27	730,000	685,585
2.700% due 04/15/30	860,000	776,860
3.300% due 04/15/40	480,000	399,539
3.350% due 04/15/50	1,490,000	1,154,969
3.900% due 12/06/28	190,000	187,268

	Principal Amount	Value
3.900% due 06/15/47	$ 210,000	$ 180,830
Las Vegas Sands Corp.
2.900% due 06/25/25	5,000,000	4,754,163
3.200% due 08/08/24	3,400,000	3,291,395
Lennar Corp.
4.500% due 04/30/24	1,040,000	1,027,856
4.750% due 05/30/25	200,000	197,163
Lowe’s Cos., Inc. 4.500% due 04/15/30	500,000	494,336
McDonald’s Corp.
1.450% due 09/01/25	260,000	242,246
3.300% due 07/01/25	580,000	568,314
3.500% due 07/01/27	1,390,000	1,347,137
3.600% due 07/01/30	730,000	692,900
3.625% due 09/01/49	190,000	152,435
3.700% due 01/30/26	1,220,000	1,199,862
3.800% due 04/01/28	740,000	726,677
4.200% due 04/01/50	1,320,000	1,165,672
MDC Holdings, Inc. 6.000% due 01/15/43	90,000	78,327
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.500% due 06/20/27 ~	1,138,988	1,136,442
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~	1,540,000	1,380,287
3.875% due 01/15/28 ~	1,550,000	1,443,004
Newell Brands, Inc. 4.700% due 04/01/26	10,000	9,636
NIKE, Inc.
2.750% due 03/27/27	1,060,000	1,005,980
3.250% due 03/27/40	750,000	633,267
3.375% due 03/27/50	970,000	800,603
Nissan Motor Co. Ltd. (Japan)
3.043% due 09/15/23 ~	1,040,000	1,024,631
3.522% due 09/17/25 ~	2,700,000	2,559,584
4.345% due 09/17/27 ~	2,620,000	2,473,185
Sands China Ltd. (Macau)
2.800% due 03/08/27	1,590,000	1,365,387
3.350% due 03/08/29	2,010,000	1,671,282
4.300% due 01/08/26	950,000	892,798
5.625% due 08/08/25	3,980,000	3,882,653
5.900% due 08/08/28	1,010,000	959,623
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.000% due 09/20/25 ~	1,409,999	1,414,828
Target Corp. 2.250% due 04/15/25	990,000	951,594
Toll Brothers Finance Corp. 4.375% due 04/15/23	770,000	769,898
United Airlines, Inc.
4.375% due 04/15/26 ~	90,000	86,209
4.625% due 04/15/29 ~	1,870,000	1,693,886
VOC Escrow Ltd. 5.000% due 02/15/28 ~	1,320,000	1,173,011
Walmart, Inc.
1.500% due 09/22/28	390,000	341,595
1.800% due 09/22/31	450,000	380,877
Warnermedia Holdings, Inc.
3.755% due 03/15/27 ~	570,000	537,267
4.054% due 03/15/29 ~	730,000	679,572
4.279% due 03/15/32 ~	3,740,000	3,341,761
5.141% due 03/15/52 ~	2,400,000	1,947,230
6.412% due 03/15/26	1,060,000	1,065,673
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~	340,000	278,870
5.625% due 08/26/28 ~	2,500,000	2,129,049
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/29 ~	150,000	136,424
7.125% due 02/15/31 ~	820,000	832,521

		79,728,753

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 6.2%
Abbott Laboratories
3.750% due 11/30/26	$ 885,000	$ 879,273
4.750% due 11/30/36	1,000,000	1,039,769
4.900% due 11/30/46	760,000	782,567
AbbVie, Inc.
2.600% due 11/21/24	2,660,000	2,568,176
2.950% due 11/21/26	1,110,000	1,056,866
3.200% due 11/21/29	2,700,000	2,506,697
3.600% due 05/14/25	1,600,000	1,570,121
3.750% due 11/14/23	370,000	366,472
3.800% due 03/15/25	2,430,000	2,391,520
4.250% due 11/21/49	1,930,000	1,704,914
Aetna, Inc. 2.800% due 06/15/23	540,000	537,471
Altria Group, Inc.
2.350% due 05/06/25	2,240,000	2,127,876
2.450% due 02/04/32	470,000	370,330
3.400% due 02/04/41	2,610,000	1,848,534
3.875% due 09/16/46	820,000	591,135
4.400% due 02/14/26	1,988,000	1,973,844
5.800% due 02/14/39	250,000	244,449
5.950% due 02/14/49	2,440,000	2,312,095
6.200% due 02/14/59	270,000	264,833
Amgen, Inc.
3.625% due 05/22/24	410,000	404,335
4.663% due 06/15/51	289,000	262,853
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.650% due 02/01/26	410,000	402,673
4.900% due 02/01/46	580,000	567,555
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.500% due 06/01/30	1,640,000	1,547,253
4.000% due 04/13/28	1,010,000	999,192
4.350% due 06/01/40	1,540,000	1,431,677
4.750% due 01/23/29	590,000	602,852
5.550% due 01/23/49	1,850,000	1,986,284
BAT Capital Corp. (United Kingdom)
3.557% due 08/15/27	3,890,000	3,618,796
4.540% due 08/15/47	950,000	708,725
Bausch Health Americas, Inc. 9.250% due 04/01/26 ~	750,000	557,186
Bausch Health Cos., Inc.
5.000% due 02/15/29 ~	2,560,000	1,005,555
5.250% due 01/30/30 ~	7,880,000	2,950,075
6.250% due 02/15/29 ~	2,740,000	1,097,069
7.250% due 05/30/29 ~	800,000	307,108
Becton Dickinson & Co.
3.363% due 06/06/24	1,400,000	1,374,666
3.734% due 12/15/24	272,000	266,070
4.685% due 12/15/44	714,000	665,291
Bristol-Myers Squibb Co.
3.200% due 06/15/26	959,000	927,404
3.400% due 07/26/29	473,000	450,188
Centene Corp.
3.375% due 02/15/30	370,000	323,137
4.625% due 12/15/29	380,000	357,633
Cigna Group
3.750% due 07/15/23	2,027,000	2,017,346
4.125% due 11/15/25	1,010,000	994,147
4.375% due 10/15/28	3,500,000	3,450,928
4.900% due 12/15/48	2,350,000	2,213,379
Coca-Cola Co.
1.450% due 06/01/27	700,000	635,901
2.500% due 06/01/40	70,000	53,779
2.600% due 06/01/50	370,000	265,446
3.375% due 03/25/27	1,180,000	1,161,106
CommonSpirit Health 4.350% due 11/01/42	420,000	362,864
Constellation Brands, Inc.
2.250% due 08/01/31	220,000	180,877
3.600% due 05/09/24	620,000	612,163
4.350% due 05/09/27	640,000	631,661

	Principal Amount	Value
CVS Health Corp.
1.875% due 02/28/31	$ 430,000	$ 348,495
2.125% due 09/15/31	910,000	744,472
3.625% due 04/01/27	550,000	530,284
3.750% due 04/01/30	670,000	627,328
3.875% due 07/20/25	1,278,000	1,255,631
4.125% due 04/01/40	580,000	499,361
4.250% due 04/01/50	180,000	150,612
5.050% due 03/25/48	4,440,000	4,157,922
5.125% due 07/20/45	1,440,000	1,367,317
CVS Pass-Through Trust
5.298% due 01/11/27 ~	262,510	260,572
6.036% due 12/10/28	1,633,642	1,668,161
Danone SA (France) 2.589% due 11/02/23 ~	2,730,000	2,688,877
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	2,090,000	2,027,645
Elevance Health, Inc.
3.350% due 12/01/24	560,000	547,005
3.650% due 12/01/27	460,000	444,753
4.100% due 05/15/32	450,000	430,690
4.550% due 05/15/52	720,000	651,050
Gilead Sciences, Inc.
3.650% due 03/01/26	730,000	714,973
4.750% due 03/01/46	920,000	885,403
HCA, Inc.
3.500% due 09/01/30	450,000	401,113
4.500% due 02/15/27	110,000	107,505
5.000% due 03/15/24	1,333,000	1,325,523
5.250% due 06/15/26	180,000	180,267
5.375% due 02/01/25	517,000	517,550
5.375% due 09/01/26	440,000	441,869
5.500% due 06/15/47	450,000	423,107
5.625% due 09/01/28	200,000	202,482
5.875% due 02/01/29	630,000	644,118
Hershey Co. 0.900% due 06/01/25	340,000	314,129
Humana, Inc.
3.950% due 03/15/27	661,000	640,349
4.500% due 04/01/25	300,000	297,523
4.625% due 12/01/42	1,090,000	985,644
4.800% due 03/15/47	130,000	118,878
Johnson & Johnson 3.625% due 03/03/37	2,090,000	1,934,434
Kenvue, Inc. 4.900% due 03/22/33 ~	1,900,000	1,963,815
Kraft Heinz Foods Co.
3.000% due 06/01/26	587,000	561,107
4.250% due 03/01/31	420,000	406,683
4.375% due 06/01/46	560,000	488,368
4.625% due 10/01/39	30,000	27,531
5.000% due 06/04/42	210,000	201,590
5.200% due 07/15/45	990,000	960,804
5.500% due 06/01/50	830,000	841,164
6.750% due 03/15/32	50,000	56,018
6.875% due 01/26/39	140,000	158,793
7.125% due 08/01/39 ~	30,000	34,341
Mars, Inc.
2.700% due 04/01/25 ~	900,000	866,401
3.200% due 04/01/30 ~	590,000	543,791
Merck & Co., Inc. 1.450% due 06/24/30	800,000	661,708
Mondelez International, Inc. 1.500% due 05/04/25	1,540,000	1,442,101
PayPal Holdings, Inc. 1.650% due 06/01/25	630,000	591,666
PepsiCo, Inc.
0.750% due 05/01/23	1,350,000	1,345,537
1.625% due 05/01/30	620,000	524,997
2.250% due 03/19/25	190,000	183,455
2.625% due 03/19/27	190,000	179,688
2.875% due 10/15/49	400,000	304,727

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Pfizer, Inc.
0.800% due 05/28/25	$ 20,000	$ 18,560
1.700% due 05/28/30	620,000	522,292
2.625% due 04/01/30	780,000	704,497
Philip Morris International, Inc.
1.125% due 05/01/23	980,000	976,994
2.100% due 05/01/30	260,000	216,246
Procter & Gamble Co.
2.800% due 03/25/27	300,000	286,278
3.000% due 03/25/30	650,000	609,982
Reynolds American, Inc. (United Kingdom) 5.850% due 08/15/45	1,090,000	984,295
Service Corp. International 7.500% due 04/01/27	510,000	529,019
Teva Pharmaceutical Finance Co. LLC (Israel) 6.150% due 02/01/36	280,000	254,566
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.800% due 07/21/23	377,000	372,907
3.150% due 10/01/26	7,115,000	6,446,048
4.100% due 10/01/46	1,800,000	1,201,059
4.750% due 05/09/27	730,000	682,315
5.125% due 05/09/29	5,940,000	5,386,431
7.125% due 01/31/25	1,140,000	1,164,521
8.125% due 09/15/31	540,000	567,513
UnitedHealth Group, Inc.
1.250% due 01/15/26	590,000	541,822
2.000% due 05/15/30	560,000	479,031
2.300% due 05/15/31	320,000	274,369
3.125% due 05/15/60	200,000	140,248
3.500% due 06/15/23	540,000	538,632
3.875% due 08/15/59	570,000	467,233
4.000% due 05/15/29	720,000	704,791
4.200% due 05/15/32	380,000	372,691
4.250% due 06/15/48	420,000	378,655
4.450% due 12/15/48	410,000	380,470
5.700% due 10/15/40	10,000	10,859
5.800% due 03/15/36	860,000	939,694

		127,561,461

Energy - 6.1%
BP Capital Markets America, Inc.
3.000% due 02/24/50	2,570,000	1,822,923
3.119% due 05/04/26	920,000	885,818
3.410% due 02/11/26	1,200,000	1,170,038
3.633% due 04/06/30	540,000	512,738
Cameron LNG LLC
2.902% due 07/15/31 ~	540,000	480,637
3.302% due 01/15/35 ~	1,730,000	1,490,474
Cheniere Energy Partners LP
3.250% due 01/31/32	1,340,000	1,108,301
4.000% due 03/01/31	400,000	356,392
Cheniere Energy, Inc. 4.625% due 10/15/28	1,020,000	970,469
Chevron Corp.
1.554% due 05/11/25	600,000	566,059
1.995% due 05/11/27	720,000	659,831
3.078% due 05/11/50	220,000	166,852
Chevron USA, Inc. 3.850% due 01/15/28	1,110,000	1,096,418
ConocoPhillips 6.500% due 02/01/39	370,000	430,458
Continental Resources, Inc.
2.268% due 11/15/26 ~	560,000	497,852
3.800% due 06/01/24	730,000	715,713
4.375% due 01/15/28	660,000	622,573
4.500% due 04/15/23	1,180,000	1,178,541
4.900% due 06/01/44	290,000	224,876
5.750% due 01/15/31 ~	1,300,000	1,250,106

	Principal Amount	Value
Coterra Energy, Inc.
3.900% due 05/15/27	$ 1,620,000	$ 1,547,260
4.375% due 03/15/29	1,710,000	1,627,569
Devon Energy Corp.
4.750% due 05/15/42	70,000	61,030
5.000% due 06/15/45	2,910,000	2,590,619
5.600% due 07/15/41	1,240,000	1,189,534
8.250% due 08/01/23	3,290,000	3,304,192
Diamondback Energy, Inc. 3.500% due 12/01/29	2,320,000	2,122,621
Ecopetrol SA (Colombia)
4.625% due 11/02/31	850,000	654,745
5.875% due 05/28/45	3,880,000	2,696,600
Energy Transfer LP
2.900% due 05/15/25	1,010,000	963,036
3.750% due 05/15/30	2,010,000	1,856,626
4.950% due 06/15/28	680,000	675,864
5.250% due 04/15/29	410,000	408,826
5.300% due 04/01/44	160,000	141,855
5.400% due 10/01/47	590,000	525,319
6.250% due 04/15/49	1,030,000	1,022,385
6.750% due 05/15/25	1,950,000	1,723,516
7.125% due 05/15/30	890,000	750,715
7.600% due 02/01/24	1,560,000	1,575,205
8.892% (USD LIBOR + 4.028%) due 04/17/23 §	390,000	347,352
Energy Transfer LP/Regency Energy Finance Corp. 4.500% due 11/01/23	520,000	515,589
Enterprise Products Operating LLC
2.800% due 01/31/30	2,460,000	2,183,310
3.700% due 01/31/51	1,180,000	914,993
3.950% due 01/31/60	400,000	314,471
4.150% due 10/16/28	1,040,000	1,011,707
4.200% due 01/31/50	2,100,000	1,783,960
4.800% due 02/01/49	470,000	431,694
4.850% due 03/15/44	420,000	390,315
7.550% due 04/15/38	360,000	422,496
EOG Resources, Inc.
3.900% due 04/01/35	1,460,000	1,340,847
4.150% due 01/15/26	1,040,000	1,030,559
4.375% due 04/15/30	80,000	79,783
4.950% due 04/15/50	890,000	898,153
EQT Corp.
3.125% due 05/15/26 ~	50,000	46,293
3.625% due 05/15/31 ~	900,000	780,964
3.900% due 10/01/27	1,430,000	1,345,508
5.000% due 01/15/29	630,000	598,153
6.125% due 02/01/25	120,000	120,834
Exxon Mobil Corp.
1.571% due 04/15/23	170,000	169,748
2.992% due 03/19/25	1,910,000	1,860,546
3.043% due 03/01/26	750,000	728,376
3.482% due 03/19/30	1,300,000	1,243,532
4.114% due 03/01/46	2,150,000	1,941,627
4.327% due 03/19/50	220,000	203,459
Halliburton Co. 3.800% due 11/15/25	79,000	77,450
KazMunayGas National Co. JSC (Kazakhstan) 6.375% due 10/24/48 ~	1,500,000	1,251,600
Kinder Morgan Energy Partners LP 3.500% due 09/01/23	1,410,000	1,400,544
Kinder Morgan, Inc.
4.300% due 03/01/28	450,000	442,475
5.200% due 03/01/48	60,000	53,813
5.550% due 06/01/45	210,000	198,985
MPLX LP
4.500% due 04/15/38	1,510,000	1,343,540
4.700% due 04/15/48	520,000	437,478
4.800% due 02/15/29	930,000	922,197
4.875% due 12/01/24	1,190,000	1,183,103
5.200% due 03/01/47	70,000	62,815
5.500% due 02/15/49	730,000	680,303

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Occidental Petroleum Corp.
3.000% due 02/15/27	$ 870,000	$ 797,703
4.100% due 02/15/47	2,510,000	1,916,027
4.200% due 03/15/48	1,200,000	931,842
4.400% due 04/15/46	510,000	404,958
4.625% due 06/15/45	1,280,000	1,027,265
6.450% due 09/15/36	1,610,000	1,694,525
7.875% due 09/15/31	2,702,000	3,037,602
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	8,001,000	7,933,040
6.250% due 03/17/24	150,000	150,339
7.250% due 03/17/44	1,270,000	1,229,447
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	520,000	328,888
6.750% due 09/21/47	160,000	104,130
6.875% due 08/04/26	1,350,000	1,282,898
Pioneer Natural Resources Co.
1.125% due 01/15/26	410,000	372,827
1.900% due 08/15/30	780,000	635,470
2.150% due 01/15/31	1,020,000	838,323
Reliance Industries Ltd. (India)
2.875% due 01/12/32 ~	850,000	707,209
3.625% due 01/12/52 ~	2,500,000	1,770,120
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	730,000	731,930
Schlumberger Holdings Corp. 3.900% due 05/17/28 ~	1,232,000	1,185,508
Shell International Finance BV (Netherlands)
2.750% due 04/06/30	1,070,000	976,474
2.875% due 05/10/26	560,000	536,084
3.250% due 04/06/50	970,000	741,071
4.375% due 05/11/45	1,010,000	933,269
4.550% due 08/12/43	1,200,000	1,136,638
Sinopec Group Overseas Development Ltd. (China) 4.375% due 04/10/24 ~	1,790,000	1,779,511
Southwestern Energy Co.
4.750% due 02/01/32	770,000	681,026
5.375% due 02/01/29	60,000	56,619
5.375% due 03/15/30	250,000	235,330
Targa Resources Corp.
4.950% due 04/15/52	400,000	332,426
5.200% due 07/01/27	210,000	208,392
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% due 01/15/32	170,000	148,351
4.875% due 02/01/31	770,000	721,293
5.000% due 01/15/28	450,000	435,541
5.500% due 03/01/30	540,000	528,239
6.500% due 07/15/27	530,000	540,851
6.875% due 01/15/29	270,000	275,450
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/30 ~	4,600,000	3,989,711
Venture Global Calcasieu Pass LLC 3.875% due 11/01/33 ~	1,150,000	967,317
Western Midstream Operating LP
3.350% due 02/01/25	1,120,000	1,070,614
4.300% due 02/01/30	2,824,000	2,573,370
4.500% due 03/01/28	680,000	643,950
4.650% due 07/01/26	460,000	445,050
5.300% due 03/01/48	130,000	110,351
5.500% due 08/15/48	960,000	828,110
5.500% due 02/01/50	600,000	510,000
Williams Cos., Inc.
3.750% due 06/15/27	330,000	316,871
7.500% due 01/15/31	5,385,000	6,003,227
7.750% due 06/15/31	100,000	112,038

		125,320,383

	Principal Amount	Value
Financial - 13.5%
ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	$ 2,220,000	$ 2,144,941
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.450% due 10/29/26	920,000	826,853
3.000% due 10/29/28	1,840,000	1,607,701
3.150% due 02/15/24	2,180,000	2,114,553
3.300% due 01/30/32	780,000	646,770
Air Lease Corp.
3.375% due 07/01/25	1,160,000	1,106,082
5.300% due 02/01/28	1,230,000	1,214,923
American Express Co.
3.375% due 05/03/24	1,180,000	1,157,180
4.050% due 05/03/29	1,150,000	1,122,259
American International Group, Inc. 2.500% due 06/30/25	1,887,000	1,786,228
Banco Santander SA (Spain)
2.746% due 05/28/25	400,000	377,560
3.848% due 04/12/23	3,200,000	3,198,641
4.175% due 03/24/28	200,000	187,941
5.926% (USD LIBOR + 1.120%) due 04/12/23 §	1,000,000	1,000,004
Bank of America Corp.
2.572% due 10/20/32	3,040,000	2,486,744
2.592% due 04/29/31	2,550,000	2,160,997
2.972% due 02/04/33	1,920,000	1,618,101
3.419% due 12/20/28	3,934,000	3,658,252
3.974% due 02/07/30	3,230,000	3,022,020
4.000% due 04/01/24	2,280,000	2,255,084
4.083% due 03/20/51	3,820,000	3,145,001
4.125% due 01/22/24	3,295,000	3,269,861
4.200% due 08/26/24	4,930,000	4,846,628
4.250% due 10/22/26	310,000	300,590
4.330% due 03/15/50	1,190,000	1,022,336
4.450% due 03/03/26	660,000	645,115
5.000% due 01/21/44	370,000	355,942
Bank of Montreal (Canada)
1.850% due 05/01/25	2,120,000	1,986,376
3.803% due 12/15/32	550,000	497,000
Bank of New York Mellon Corp. 1.600% due 04/24/25	970,000	902,194
Bank of Nova Scotia (Canada)
1.300% due 06/11/25	690,000	636,554
4.588% due 05/04/37	980,000	864,671
Barclays PLC (United Kingdom)
4.972% due 05/16/29	2,496,000	2,409,391
5.088% due 06/20/30	4,250,000	3,936,132
Berkshire Hathaway Finance Corp. 4.250% due 01/15/49	2,370,000	2,189,501
BNP Paribas SA (France)
2.219% due 06/09/26 ~	2,260,000	2,077,264
2.824% due 01/26/41 ~	910,000	607,578
3.375% due 01/09/25 ~	910,000	873,528
4.375% due 03/01/33 ~	970,000	884,502
4.400% due 08/14/28 ~	2,110,000	2,000,460
4.625% due 03/13/27 ~	1,110,000	1,060,855
4.705% due 01/10/25 ~	2,360,000	2,333,917
5.125% due 01/13/29 ~	2,280,000	2,286,482
5.198% due 01/10/30 ~	920,000	895,833
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,344,392
Canadian Imperial Bank of Commerce (Canada) 0.950% due 06/23/23	1,250,000	1,237,454
Chubb INA Holdings, Inc. 3.350% due 05/03/26	440,000	425,911
Citigroup, Inc.
1.678% due 05/15/24	1,910,000	1,902,259
3.106% due 04/08/26	1,310,000	1,253,296
3.500% due 05/15/23	560,000	558,187
3.980% due 03/20/30	2,000,000	1,865,892

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
4.075% due 04/23/29	$ 2,840,000	$ 2,710,209
4.400% due 06/10/25	3,030,000	2,955,821
4.412% due 03/31/31	890,000	845,569
4.450% due 09/29/27	1,330,000	1,290,700
4.650% due 07/30/45	2,171,000	1,978,101
4.650% due 07/23/48	1,430,000	1,327,677
4.658% due 05/24/28	730,000	721,651
4.750% due 05/18/46	440,000	390,266
4.910% due 05/24/33	1,920,000	1,885,584
5.300% due 05/06/44	240,000	228,808
5.500% due 09/13/25	630,000	629,480
5.950% due 05/15/25	2,220,000	2,071,694
6.300% due 05/15/24	2,520,000	2,403,450
6.625% due 06/15/32	480,000	515,509
6.675% due 09/13/43	580,000	648,432
8.125% due 07/15/39	200,000	258,272
8.870% (USD LIBOR + 4.068%) due 07/30/23 §	1,820,000	1,810,900
Cooperatieve Rabobank UA (Netherlands)
1.339% due 06/24/26 ~	250,000	228,533
3.649% due 04/06/28 ~	1,560,000	1,465,533
3.758% due 04/06/33 ~	1,160,000	1,038,751
4.375% due 08/04/25	3,420,000	3,310,905
Credit Agricole SA (France) 1.907% due 06/16/26 ~	1,500,000	1,378,275
Credit Suisse AG (Switzerland)
2.950% due 04/09/25	1,580,000	1,470,253
7.500% due 02/15/28	3,400,000	3,612,500
7.950% due 01/09/25	3,210,000	3,267,010
Credit Suisse Group AG (Switzerland)
2.193% due 06/05/26 ~	1,718,000	1,533,664
2.593% due 09/11/25 ~	250,000	232,175
3.091% due 05/14/32 ~	2,240,000	1,806,493
4.194% due 04/01/31 ~	3,760,000	3,347,528
4.550% due 04/17/26	440,000	406,450
9.016% due 11/15/33 ~	780,000	926,172
Danske Bank AS (Denmark)
1.226% due 06/22/24 ~	2,570,000	2,537,743
3.244% due 12/20/25 ~	800,000	761,523
5.375% due 01/12/24 ~	1,470,000	1,456,820
Goldman Sachs Capital II 5.730% (USD LIBOR + 0.768%) due 05/01/23 §	298,000	226,480
Goldman Sachs Group, Inc.
2.908% due 07/21/42	370,000	265,375
3.210% due 04/22/42	160,000	120,772
3.500% due 04/01/25	2,050,000	1,991,694
3.500% due 11/16/26	40,000	38,238
3.615% due 03/15/28	710,000	672,379
3.625% due 02/20/24	420,000	413,901
4.223% due 05/01/29	1,000,000	958,962
4.250% due 10/21/25	3,150,000	3,059,244
4.750% due 10/21/45	20,000	18,500
5.150% due 05/22/45	3,100,000	2,941,801
5.950% due 01/15/27	1,733,000	1,786,257
6.250% due 02/01/41	3,450,000	3,799,177
6.750% due 10/01/37	1,485,000	1,608,667
Guardian Life Global Funding 1.100% due 06/23/25 ~	690,000	634,024
HSBC Bank USA NA 7.000% due 01/15/39	1,240,000	1,359,251
HSBC Holdings PLC (United Kingdom)
2.099% due 06/04/26	200,000	183,812
3.973% due 05/22/30	1,480,000	1,336,683
4.250% due 03/14/24	2,070,000	2,016,917
4.250% due 08/18/25	1,100,000	1,047,107
4.762% due 03/29/33	1,190,000	1,076,698
Intercontinental Exchange, Inc.
4.600% due 03/15/33	980,000	966,906
4.950% due 06/15/52	540,000	525,714
Intesa Sanpaolo SpA (Italy)
5.017% due 06/26/24 ~	10,470,000	10,062,843

	Principal Amount	Value
5.710% due 01/15/26 ~	$ 350,000	$ 331,950
JPMorgan Chase & Co.
1.514% due 06/01/24	800,000	794,997
2.083% due 04/22/26	3,000,000	2,808,756
2.522% due 04/22/31	2,660,000	2,275,558
3.109% due 04/22/51	460,000	326,597
3.875% due 09/10/24	1,760,000	1,730,794
4.023% due 12/05/24	2,730,000	2,704,153
4.203% due 07/23/29	3,010,000	2,910,084
4.250% due 10/01/27	870,000	856,646
4.452% due 12/05/29	4,010,000	3,897,752
4.950% due 06/01/45	2,540,000	2,417,605
KKR Group Finance Co. II LLC 5.500% due 02/01/43 ~	350,000	332,415
Lloyds Banking Group PLC (United Kingdom)
3.900% due 03/12/24	1,910,000	1,873,199
4.375% due 03/22/28	2,430,000	2,308,716
Mastercard, Inc. 3.850% due 03/26/50	880,000	782,745
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.837% due 04/17/26	910,000	882,276
4.080% due 04/19/28	940,000	900,838
Morgan Stanley
2.188% due 04/28/26	3,400,000	3,191,849
2.699% due 01/22/31	2,830,000	2,439,297
3.622% due 04/01/31	3,040,000	2,782,058
3.737% due 04/24/24	1,450,000	1,447,458
3.772% due 01/24/29	200,000	189,577
4.431% due 01/23/30	170,000	164,047
National Securities Clearing Corp.
1.200% due 04/23/23 ~	950,000	947,689
1.500% due 04/23/25 ~	1,000,000	934,924
Natwest Group PLC (United Kingdom)
4.519% due 06/25/24	200,000	199,053
4.892% due 05/18/29	360,000	345,982
5.076% due 01/27/30	500,000	486,659
New York Life Global Funding 0.950% due 06/24/25 ~	840,000	773,822
Nuveen LLC 4.000% due 11/01/28 ~	1,500,000	1,443,505
Park Aerospace Holdings Ltd. (Ireland) 5.500% due 02/15/24 ~	630,000	624,397
Principal Life Global Funding II 1.250% due 06/23/25 ~	640,000	585,872
Royal Bank of Canada (Canada)
1.150% due 06/10/25	1,170,000	1,077,033
1.600% due 04/17/23	1,970,000	1,966,679
3.875% due 05/04/32	570,000	527,327
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	408,000	338,807
Standard Chartered PLC (United Kingdom) 6.312% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	3,294,825
Swedbank AB (Sweden) 1.300% due 06/02/23 ~	2,200,000	2,182,193
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	132,000	148,319
Toronto-Dominion Bank (Canada)
0.750% due 06/12/23	1,510,000	1,496,836
1.150% due 06/12/25	1,720,000	1,583,964
4.456% due 06/08/32	1,940,000	1,890,350
UBS Group AG (Switzerland)
2.746% due 02/11/33 ~	850,000	681,723
4.125% due 09/24/25 ~	1,050,000	1,005,010
4.488% due 05/12/26 ~	1,050,000	1,013,512
4.751% due 05/12/28 ~	1,350,000	1,296,313
7.000% due 01/31/24 ~	7,030,000	6,687,006
US Bancorp 1.450% due 05/12/25	2,450,000	2,257,963

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Visa, Inc.
3.150% due 12/14/25	$ 2,010,000	$ 1,953,991
4.300% due 12/14/45	1,570,000	1,513,702
WEA Finance LLC/Westfield UK & Europe Finance PLC (France) 3.750% due 09/17/24 ~	6,230,000	5,906,082
Wells Fargo & Co.
2.188% due 04/30/26	1,310,000	1,228,597
2.879% due 10/30/30	980,000	852,288
3.000% due 10/23/26	2,240,000	2,097,344
3.350% due 03/02/33	590,000	511,882
3.750% due 01/24/24	1,700,000	1,680,020
4.150% due 01/24/29	1,150,000	1,099,225
4.400% due 06/14/46	1,650,000	1,364,340
4.478% due 04/04/31	3,350,000	3,209,224
4.650% due 11/04/44	1,600,000	1,382,777
4.750% due 12/07/46	2,550,000	2,220,311
4.900% due 11/17/45	1,490,000	1,329,822
5.013% due 04/04/51	7,140,000	6,732,740
5.375% due 11/02/43	2,030,000	1,947,142
5.606% due 01/15/44	1,567,000	1,513,697

		279,554,103

Industrial - 1.9%
3M Co.
2.375% due 08/26/29	990,000	875,663
3.050% due 04/15/30	340,000	311,141
3.700% due 04/15/50	2,220,000	1,823,120
Ball Corp. 3.125% due 09/15/31	1,220,000	1,010,727
Boeing Co.
2.196% due 02/04/26	1,190,000	1,104,625
2.700% due 02/01/27	610,000	562,341
3.200% due 03/01/29	1,480,000	1,353,307
3.250% due 02/01/35	3,350,000	2,738,896
3.550% due 03/01/38	460,000	366,046
3.750% due 02/01/50	1,380,000	1,047,087
4.875% due 05/01/25	1,340,000	1,337,934
5.150% due 05/01/30	1,900,000	1,912,866
5.705% due 05/01/40	2,190,000	2,217,679
5.805% due 05/01/50	1,720,000	1,733,855
5.930% due 05/01/60	150,000	150,121
Builders FirstSource, Inc. 4.250% due 02/01/32 ~	130,000	113,398
Carrier Global Corp. 3.577% due 04/05/50	100,000	75,853
Deere & Co.
3.100% due 04/15/30	370,000	341,306
3.750% due 04/15/50	760,000	676,046
Eaton Corp. 4.150% due 11/02/42	410,000	363,564
General Dynamics Corp.
3.250% due 04/01/25	420,000	408,938
4.250% due 04/01/40	100,000	94,535
4.250% due 04/01/50	340,000	318,490
L3Harris Technologies, Inc.
4.854% due 04/27/35	370,000	365,405
5.054% due 04/27/45	570,000	545,004
Lockheed Martin Corp.
3.550% due 01/15/26	605,000	599,530
3.900% due 06/15/32	600,000	583,962
4.150% due 06/15/53	2,290,000	2,084,747
4.500% due 05/15/36	580,000	573,940
Northrop Grumman Corp.
2.930% due 01/15/25	1,790,000	1,734,087
3.250% due 01/15/28	2,110,000	2,005,791
5.250% due 05/01/50	890,000	923,053
Otis Worldwide Corp. 2.056% due 04/05/25	870,000	821,606
Raytheon Technologies Corp.
2.250% due 07/01/30	640,000	548,621
3.150% due 12/15/24	750,000	732,165

	Principal Amount	Value
3.950% due 08/16/25	$ 950,000	$ 939,415
4.125% due 11/16/28	390,000	384,780
4.500% due 06/01/42	380,000	360,519
Republic Services, Inc. 2.500% due 08/15/24	1,000,000	969,052
Union Pacific Corp.
2.150% due 02/05/27	650,000	602,476
2.400% due 02/05/30	840,000	739,536
2.891% due 04/06/36	1,060,000	876,704
3.750% due 07/15/25	430,000	424,198
3.750% due 02/05/70	1,950,000	1,503,596
3.839% due 03/20/60	365,000	297,097
Vertiv Group Corp. 4.125% due 11/15/28 ~	570,000	503,586

		40,056,408

Technology - 1.4%
Apple, Inc.
1.125% due 05/11/25	2,110,000	1,981,139
2.450% due 08/04/26	1,610,000	1,533,301
Broadcom, Inc. 3.137% due 11/15/35 ~	4,110,000	3,164,032
Intel Corp.
1.600% due 08/12/28	530,000	463,408
3.050% due 08/12/51	240,000	164,150
3.700% due 07/29/25	620,000	611,467
4.750% due 03/25/50	920,000	844,899
5.125% due 02/10/30	880,000	896,534
International Business Machines Corp. 3.000% due 05/15/24	2,800,000	2,748,840
Micron Technology, Inc. 5.875% due 02/09/33	1,220,000	1,234,238
Microsoft Corp.
2.525% due 06/01/50	41,000	29,051
2.921% due 03/17/52	1,497,000	1,139,549
3.041% due 03/17/62	908,000	681,764
3.300% due 02/06/27	960,000	942,383
3.450% due 08/08/36	72,000	66,670
NVIDIA Corp.
2.850% due 04/01/30	580,000	528,315
3.500% due 04/01/40	1,520,000	1,306,613
3.500% due 04/01/50	1,250,000	1,024,703
3.700% due 04/01/60	1,590,000	1,284,545
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 2.700% due 05/01/25	1,030,000	978,082
Oracle Corp.
1.650% due 03/25/26	2,150,000	1,976,121
2.875% due 03/25/31	1,830,000	1,566,868
2.950% due 04/01/30	260,000	229,664
4.650% due 05/06/30	900,000	876,629
Salesforce, Inc.
3.250% due 04/11/23	1,200,000	1,199,397
3.700% due 04/11/28	680,000	668,584
Texas Instruments, Inc. 1.750% due 05/04/30	890,000	754,422
Workday, Inc. 3.700% due 04/01/29	950,000	891,398

		29,786,766

Utilities - 0.3%
Berkshire Hathaway Energy Co. 6.125% due 04/01/36	586,000	645,924
Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/30	390,000	359,629
3.950% due 04/01/50	470,000	390,258
Duke Energy Ohio, Inc. 3.650% due 02/01/29	1,390,000	1,317,703
Pacific Gas and Electric Co.
2.100% due 08/01/27	810,000	707,034
2.500% due 02/01/31	350,000	283,847
3.300% due 08/01/40	210,000	149,285
3.500% due 08/01/50	490,000	324,126

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Virginia Electric & Power Co. 6.350% due 11/30/37	$ 2,130,000	$ 2,378,593

		6,556,399

Total Corporate Bonds & Notes (Cost $912,780,395)		822,016,902

SENIOR LOAN NOTES - 3.1%
Communications - 0.2%
Charter Communications Operating LLC
Term B1 6.557% (USD LIBOR + 1.750%) due 04/30/25 §	924,594	925,028
Term B2 6.557% (SOFR + 1.750%) due 02/01/27 §	7,386	7,329
Virgin Media Bristol LLC
Term N 7.184% (USD LIBOR + 2.500%) due 01/31/28 §	1,811,848	1,788,229
Term Q 7.934% (USD LIBOR + 3.250%) due 01/31/29 §	620,000	614,907

		3,335,493

Consumer, Cyclical - 0.8%
Air Canada Term B (Canada) 8.369% (USD LIBOR + 3.500%) due 08/11/28 §	1,657,475	1,653,923
Alterra Mountain Co. Term B 8.340% (USD LIBOR + 3.500%) due 08/17/28 §	1,344,349	1,340,989
Caesars Entertainment Corp. Term B 8.157% (SOFR + 3.250%) due 02/06/30 §	160,000	159,400
Clarios Global LP Term B 8.090% (USD LIBOR + 3.250%) due 04/30/26 §	3,675,191	3,663,706
Great Outdoors Group LLC Term B1 8.590% (USD LIBOR + 3.750%) due 03/06/28 §	1,022,721	1,011,641
GVC Holdings Gibraltar Ltd. Term B4 (United Kingdom) 7.437% (USD LIBOR + 2.500%) due 03/29/27 §	286,586	286,542
Harbor Freight Tools USA, Inc. Term B 7.590% (USD LIBOR + 2.750%) due 10/19/27 §	1,007,352	980,909
PCI Gaming Authority Term B 7.340% (USD LIBOR + 2.500%) due 05/29/26 §	1,637,523	1,638,956
Scientific Games International, Inc. (2nd Lien) 7.960% (SOFR + 3.000%) due 04/14/29 §	1,868,593	1,856,332
SkyMiles IP Ltd. Term B 8.558% (USD LIBOR + 3.750%) due 10/20/27 §	589,000	611,382
Station Casinos LLC Term B 7.100% (USD LIBOR + 2.250%) due 02/08/27 §	1,040,147	1,033,646
UFC Holdings LLC Term B 7.570% (USD LIBOR + 2.750%) due 04/29/26 §	1,282,253	1,276,198

	Principal Amount	Value
United Airlines, Inc. Term B 8.568% (USD LIBOR + 3.750%) due 04/21/28 §	$ 1,070,024	$ 1,065,789

		16,579,413

Consumer, Non-Cyclical - 0.9%
Allied Universal Holdco LLC Term B 8.657% (SOFR + 3.750%) due 05/12/28 §	2,059,560	1,957,869
Belron Finance US LLC Term B 7.125% (USD LIBOR + 2.250%) due 11/13/25 §	646,496	647,103
Eyecare Partners LLC 8.590% (USD LIBOR + 3.750%) due 02/18/27 §	942,409	779,254
Gainwell Acquisition Corp. Term B 8.998% (SOFR + 4.000%) due 10/01/27 §	1,428,199	1,361,252
Garda World Security Corp. Term B (Canada) 9.109% (SOFR + 4.250%) due 10/30/26 §	631,822	627,610
Global Medical Response, Inc. Term B 9.236% (USD LIBOR + 4.250%) due 10/02/25 §	2,920,209	2,080,649
ICON Luxembourg SARL Term B (Luxembourg) 7.410% (SOFR + 2.250%) due 07/03/28 §	1,661,003	1,659,792
Medline Borrower LP Term B 8.090% (USD LIBOR + 3.250%) due 10/23/28 §	13,047	12,736
Phoenix Guarantor, Inc.
Term B 8.090% (USD LIBOR + 3.250%) due 03/05/26 §	1,449,592	1,414,712
Term B3 8.340% (USD LIBOR + 3.500%) due 03/05/26 §	280,511	273,762
PRA Health Sciences, Inc. Term B 7.409% (USD LIBOR + 2.250%) due 07/03/28 §	440,024	439,703
Prime Security Services Borrower LLC Term B1 7.943% (USD LIBOR + 2.750%) due 09/23/26 §	975,386	973,497
Sotera Health Holdings LLC 7.575% (USD LIBOR + 2.750%) due 12/11/26 §	2,490,000	2,407,519
Trans Union LLC Term B5 6.590% (USD LIBOR + 1.750%) due 11/16/26 §	994,140	988,105
Triton Water Holdings, Inc. Term B 8.659% (USD LIBOR + 3.500%) due 03/31/28 §	1,907,982	1,723,384
Verscend Holding Corp. Term B 8.840% (USD LIBOR + 4.000%) due 08/27/25 §	174,905	174,971

		17,521,918

Diversified - 0.0%
First Eagle Holdings, Inc. Term B 7.659% (USD LIBOR + 2.500%) due 02/01/27 §	934,883	912,095

Financial - 0.5%
Allspring Buyer LLC Term B 8.163% (USD LIBOR + 3.000%) due 11/01/28 §	826,939	825,217
AmWINS Group, Inc.
Term B 7.109% (USD LIBOR + 2.250%) due 02/19/28 §	305,180	302,022
7.657% (SOFR + 2.750%) due 02/19/28 §	219,450	216,501

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Asurion LLC
Term B8 8.090% (USD LIBOR + 3.250%) due 12/23/26 §	$1,422,739	$1,326,704
Term B9 8.090% (USD LIBOR + 3.250%) due 07/31/27 §	132,185	121,610
Term B11 9.157% (SOFR + 4.250%) due 08/19/28 §	1,950,745	1,812,568
Castlelake Aviation Ltd. Term B 7.616% (USD LIBOR + 2.750%) due 10/22/26 §	1,067,378	1,058,572
Citadel Securities LP Term B 7.422% (SOFR + 2.500%) due 02/02/28 §	157,744	156,640
Deerfield Dakota Holding LLC Term B 8.557% (SOFR + 3.750%) due 04/09/27 §	1,310,571	1,272,346
Setanta Aircraft Leasing DAC Term B (Ireland) 7.159% (USD LIBOR + 2.000%) due 11/05/28 §	2,290,000	2,293,577
VFH Parent LLC Term B 7.859% (SOFR + 3.000%) due 01/13/29 § ±	1,574,100	1,526,877

		10,912,634

Industrial - 0.4%
Ali Group North America Corp. Term B 6.922% (SOFR + 2.000%) due 07/30/29 §	945,347	933,235
Brown Group Holding LLC Term B 7.407% (SOFR + 2.500%) due 06/07/28 §	2,243,398	2,226,012
Coherent Corp Term B 7.672% (USD LIBOR + 2.750%) due 07/02/29 §	1,440,671	1,429,865
Genesee & Wyoming, Inc. 6.998% (USD LIBOR + 2.000%) due 12/30/26 §	1,809,317	1,800,578
GFL Environmental, Inc. Term B (Canada) 7.806% (SOFR + 3.000%) due 05/28/27 §	96,499	96,620
Solis IV BV Term B1 (Netherlands) 8.373% (SOFR + 3.500%) due 02/26/29 §	2,519,084	2,277,882

		8,764,192

Technology - 0.3%
AthenaHealth Group, Inc.
Term B 8.160% (SOFR + 3.500%) due 02/15/29 § f	155,868	145,347
8.259% (SOFR + 3.500%) due 02/15/29 §	1,268,791	1,183,148
Cloudera, Inc. Term B 8.657% (USD LIBOR + 3.750%) due 10/08/28 §	715,100	675,769
Dcert Buyer, Inc. Term B 8.696% (SOFR + 4.000%) due 10/16/26 §	1,401,956	1,377,772
Magenta Buyer LLC (1st Lien) 9.580% (USD LIBOR + 4.750%) due 07/27/28 §	2,102,789	1,734,801

	Principal Amount	Value
Peraton Corp. Term B 8.590% (USD LIBOR + 3.750%) due 02/01/28 §	$ 1,543,680	$ 1,525,542

		6,642,379

Total Senior Loan Notes (Cost $67,288,014)		64,668,124

MORTGAGE-BACKED SECURITIES - 37.7%
Collateralized Mortgage Obligations - Commercial – 4.7%
Bank 2019-BN17(IO) 1.009% due 04/15/52 §	35,903,213	1,702,390
BANK 2023-BNK45 5.203% due 02/15/56	2,040,000	2,042,781
BBCCRE Trust 4.563% due 08/10/33 § ~	4,965,000	3,759,581
BHMS 5.934% (USD LIBOR + 1.250%) due 07/15/35 § ~	3,500,000	3,371,576
BX Commercial Mortgage Trust 5.535% (USD LIBOR + 0.850%) due 11/15/38 § ~	2,480,000	2,387,576
BX Trust 5.045% due 02/15/28 ~	1,240,000	1,211,767
CD Mortgage Trust (IO) 1.226% due 05/10/50 §	25,422,890	975,334
Citigroup Commercial Mortgage Trust 4.175% due 07/10/47 §	1,970,000	1,884,865
Commercial Mortgage Trust
4.300% due 10/10/46	510,000	461,886
4.762% due 10/10/46 §	450,000	376,105
4.873% due 08/15/45 § ~	2,390,000	2,072,054
5.110% due 10/10/46 §	220,000	147,747
Commercial Mortgage Trust (IO) 1.228% due 10/15/45 §	2,153,617	22
Credit Suisse Mortgage Capital Certificates 7.334% (USD LIBOR + 2.650%) due 05/15/36 § ~	5,416,524	5,272,809
Credit Suisse Mortgage Trust
3.953% due 09/15/37 ~	6,800,000	6,190,392
4.373% due 09/15/37 ~	1,700,000	952,222
10.034% (USD LIBOR + 5.350%) due 07/15/32 § ~	3,750,000	3,355,883
CSMC
7.523% (SOFR + 2.695%) due 06/15/39 § ~	1,830,000	1,820,931
DBJPM Mortgage Trust 2.890% due 08/10/49	2,010,000	1,850,792
Fannie Mae
2.232% due 02/25/27	2,012,081	1,891,899
2.560% due 09/25/29	965,085	880,904
2.720% due 10/25/31 §	366,838	326,993
3.106% due 04/25/28 §	82,729	78,738
Fannie Mae (IO) 0.560% due 06/25/29 §	9,375,931	256,722
Fannie Mae - Aces
2.500% due 10/25/37	433,821	381,198
3.061% due 05/25/27 §	521,347	498,133
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 0.357% due 06/25/32 §	9,992,240	294,664
Freddie Mac (IO)
0.348% due 09/25/31 §	3,098	75
0.472% due 02/25/36 §	4,987,620	203,810
0.570% due 12/25/27 §	5,983,525	132,608
0.598% due 12/25/35 §	15,773	762
0.779% due 03/25/28 §	6,095,430	161,792
1.666% due 08/27/28 §	4,000,000	292,948

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Freddie Mac Multifamily Structured Pass-Through Certificates
0.230% due 06/25/54 §	$ 5,498,856	$ 109,942
0.297% due 03/25/32 §	6,897,343	157,499
0.342% due 04/25/55 §	6,995,024	186,423
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
0.637% due 10/25/26 §	16,682,109	293,547
0.880% due 06/25/29 §	7,228,451	322,523
1.148% due 06/25/29 §	6,050,000	373,748
1.212% due 06/25/27 §	1,521,882	45,539
1.288% due 07/25/26 §	4,978,678	170,969
Government National Mortgage Association
1.450% due 01/16/63	2,419,893	1,924,386
1.850% due 02/16/61	1,700,000	981,759
2.200% due 10/16/63	2,000,000	1,555,997
2.844% due 11/16/47 §	919,125	837,774
3.000% due 10/16/64 §	2,900,000	2,303,154
Government National Mortgage Association (IO)
0.064% due 10/16/48 §	4,593,825	6,213
0.323% due 01/16/53 §	26,096,144	226,194
0.449% due 08/16/58 §	1,240,685	32,292
0.503% due 12/16/59 §	1,858,966	59,629
0.507% due 04/16/57 §	1,615,457	48,990
0.527% due 02/16/59 §	1,873,765	61,435
0.567% due 01/16/63 §	4,916,413	251,184
0.570% due 11/16/47 §	8,013,856	103,452
0.571% due 02/16/62 §	3,439,700	182,954
0.595% due 07/16/58 §	1,029,926	28,944
0.640% due 02/16/61 §	2,153,029	123,109
0.666% due 11/16/55 §	6,676,599	163,119
0.805% due 01/16/61 §	12,397,501	753,778
0.826% due 05/16/63 §	4,661,306	292,549
0.840% due 05/16/60 §	1,784,556	105,942
0.870% due 10/16/62 §	2,736,467	175,892
0.913% due 11/16/60 §	5,695,890	369,977
1.422% due 10/16/60 §	30,677,245	2,712,635
GS Mortgage Securities Corp. Trust
5.835% (USD LIBOR + 1.150%) due 05/15/26 § ~	2,360,000	2,130,365
6.484% (USD LIBOR + 1.800%) due 09/15/31 § ~	3,882,008	3,241,475
GS Mortgage Securities Trust
3.164% due 05/10/50	3,048,713	2,816,390
3.777% due 05/10/50 §	3,880,000	3,659,821
4.025% due 05/10/50 §	550,000	502,592
5.161% due 11/10/46 §	1,070,000	1,051,548
JP Morgan Chase Commercial Mortgage Securities Trust
2.822% due 08/15/49	3,400,000	3,136,839
4.623% due 08/15/48 §	2,470,000	2,305,801
4.884% due 01/15/47 §	510,000	497,443
6.201% due 02/15/51 §	17,632	15,722
MHC Commercial Mortgage Trust 5.485% (USD LIBOR + 0.801%) due 04/15/38 § ~	1,240,000	1,200,761
ML-CFC Commercial Mortgage Trust
5.450% due 08/12/48 §	426,971	109,389
5.450% due 08/12/48 § ~	53,910	13,812
6.193% due 09/12/49 §	40,869	40,075
Ready Capital Mortgage Financing LLC
6.045% (USD LIBOR + 1.200%) due 11/25/36 § ~	4,696,326	4,597,276
7.259% (SOFR + 2.467%) due 06/25/37 § ~	948,402	946,909
Shops at Crystals Trust 3.126% due 07/05/36 ~	7,500,000	6,634,490
Waterfall Commercial Mortgage Trust 4.104% due 01/14/26 § ~	637,415	627,230
WFRBS Commercial Mortgage Trust
4.204% due 11/15/47 §	3,830,000	3,531,696
4.723% due 03/15/47 §	340,000	329,333
WFRBS Commercial Mortgage Trust (IO) 0.961% due 03/15/47 §	5,952,054	30,436

		97,618,910

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 6.5%
Adjustable Rate Mortgage Trust
3.024% due 10/25/35 §	$ 1,160,364	$ 969,287
5.345% (USD LIBOR + 0.500%) due 03/25/36 §	334,576	95,013
Alternative Loan Trust
6.000% due 03/25/27	10,330	10,176
6.280% (16.940% - USD LIBOR) due 06/25/35 §	2,117,272	1,787,775
6.500% due 09/25/36	1,026,865	594,819
9.219% (28.600% - USD LIBOR) due 07/25/36 §	716,946	703,221
Angel Oak Mortgage Trust 4.750% due 09/26/67 § ~	4,885,629	4,717,030
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.025% (USD LIBOR + 0.180%) due 08/25/47 § ~	130,377	104,776
Citigroup Mortgage Loan Trust, Inc.
4.133% due 04/25/37 §	233,750	204,237
6.500% due 10/25/36 § ~	1,273,774	733,512
Connecticut Avenue Securities Trust
6.895% (USD LIBOR + 2.050%) due 01/25/40 § ~	1,183,675	1,188,017
6.945% (USD LIBOR + 2.100%) due 10/25/39 § ~	522,891	524,561
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35	472,117	256,813
5.750% due 02/25/37	3,089,941	1,591,058
Credit Suisse Mortgage Trust
2.000% due 01/25/60 ~	1,470,550	1,252,167
3.500% due 02/25/48 § ~	7,080,089	6,369,993
3.931% due 01/27/36 § ~	7,895,183	7,120,311
CSMC Trust
1.101% due 05/25/66 § ~	1,731,116	1,418,552
2.952% due 07/25/57 § ~	9,880,000	8,945,777
6.811% (SOFR + 2.500%) due 10/25/66 § ~	4,994,191	4,981,724
DCP Rights, LLC 7.550% due 01/15/24	1,250,000	1,252,627
Fannie Mae
4.000% due 07/25/40	2,001,533	1,969,933
5.195% (USD LIBOR + 0.350%) due 05/25/34 §	174,126	172,432
6.000% due 05/25/42	458,779	488,649
6.500% due 06/25/39	22,227	22,766
7.000% due 05/25/42	188,728	204,722
Fannie Mae (IO)
0.128% due 10/25/35 §	153,544	7,747
0.255% due 08/25/44 §	1,221,406	57,223
0.309% due 08/25/55 §	429,674	16,129
0.388% due 03/25/36 §	89,861	3,901
0.955% due 07/25/36 §	155,968	12,468
1.305% (6.150% - USD LIBOR) due 09/25/41 - 08/25/45 §	4,273,204	391,749
1.635% (6.480% - USD LIBOR) due 04/25/40 §	243,421	28,923
1.755% (6.600% - USD LIBOR) due 07/25/42 §	157,703	19,432
1.805% (6.650% - USD LIBOR) due 03/25/42 §	611,949	39,833
2.500% due 08/25/50 - 02/25/51	4,084,961	624,688
3.000% due 11/25/26 - 09/25/32	1,753,283	82,410
3.500% due 07/25/28 - 11/25/41	980,025	119,024
4.000% due 11/25/41	1,047,254	190,932
4.365% due 12/25/36 §	373,632	27,763
4.500% due 11/25/39	140,247	26,159
4.733% due 12/25/36 §	287,820	15,999
5.000% due 01/25/38 - 01/25/39	392,297	74,551
5.000% due 01/25/39 §	100,387	20,142
5.500% due 01/25/39 §	91,668	19,930
6.000% due 01/25/38 - 07/25/38	398,938	87,253

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Fannie Mae (PO) due 03/25/42	$ 80,256	$ 71,775
Fannie Mae Connecticut Avenue Securities
9.845% (USD LIBOR + 5.000%) due 11/25/24 §	131,304	132,291
10.095% (USD LIBOR + 5.250%) due 10/25/23 §	609,190	619,929
Fannie Mae REMICS
2.000% due 08/25/50	2,600,000	2,011,541
2.500% due 02/25/44	3,771,756	3,282,121
Flagstar Mortgage Trust 3.500% due 04/25/48 § ~	104,769	102,107
Freddie Mac
3.000% due 08/15/48	355,004	315,968
4.000% due 12/15/39 - 04/25/52	1,206,057	1,141,867
5.000% due 02/15/30	582,570	588,427
5.684% (USD LIBOR + 1.000%) due 02/15/32 §	28,210	27,056
6.000% due 05/15/36	836,166	881,685
6.360% (SOFR + 1.800%) due 01/25/51 § ~	2,348,789	2,317,820
7.145% (USD LIBOR + 2.300%) due 01/25/50 § ~	2,570,000	2,488,153
Freddie Mac (IO)
0.212% due 04/15/41 §	537,443	23,479
0.250% due 01/15/38 §	48,158	416
1.266% (5.950% - USD LIBOR) due 10/15/41 §	437,465	41,454
1.316% (6.000% - USD LIBOR) due 05/15/44 §	2,328,124	253,085
1.346% (6.030% - USD LIBOR) due 09/15/37 §	640,147	52,151
1.366% (6.050% - USD LIBOR) due 08/15/39 §	616,911	52,333
1.546% (6.230% - USD LIBOR) due 01/15/40 §	109,808	11,047
1.566% (6.250% - USD LIBOR) due 09/15/42 §	370,134	30,691
1.606% (6.290% - USD LIBOR) due 11/15/36 §	213,727	20,951
2.000% due 10/25/50	2,141,447	289,570
2.500% due 05/25/49 - 01/25/51	11,687,303	1,749,448
3.000% due 12/15/31	308,739	16,051
3.500% due 06/15/27 - 04/15/43	960,835	67,412
4.000% due 04/15/43	66,663	2,740
Freddie Mac REMICS
2.000% due 03/25/51	5,271,170	593,241
3.000% due 09/15/44	2,322,092	2,082,824
Freddie Mac STACR Trust 6.695% (USD LIBOR + 1.850%) due 02/25/50 § ~	1,834,092	1,823,682
Freddie Mac Structured Agency Credit Risk Debt Notes 14.195% (USD LIBOR + 9.350%) due 04/25/28 §	2,833,222	2,964,846
Government National Mortgage Association
2.500% due 05/20/51 - 10/20/51	4,304,748	2,201,966
2.750% due 03/20/48	505,998	457,146
3.000% due 07/20/49	2,353,975	2,143,824
4.866% (USD LIBOR + 0.300%) due 02/20/68 - 07/20/68 §	1,758,199	1,739,813
4.966% (USD LIBOR + 0.400%) due 08/20/70 §	156,627	155,231
5.016% (USD LIBOR + 0.450%) due 07/20/70 §	509,925	493,930
5.066% (USD LIBOR + 0.500%) due 03/20/61 - 07/20/70 §	1,192,495	1,174,486
5.635% (USD LIBOR + 1.000%) due 05/20/60 §	176,530	176,888
Government National Mortgage Association (IO)
0.475% due 11/20/42 §	131,099	3,195

	Principal Amount	Value
1.372% (6.100% - USD LIBOR) due 08/16/42 §	$416,139	$45,154
1.422% (6.150% - USD LIBOR) due 06/16/43 §	379,702	14,992
1.472% (6.200% - USD LIBOR) due 10/16/42 §	571,891	64,402
1.719% (6.480% - USD LIBOR) due 04/20/40 §	59,231	6,782
1.789% (6.550% - USD LIBOR) due 06/20/40 §	1,155,053	123,080
1.872% (6.600% - USD LIBOR) due 04/16/42 §	1,146,520	156,867
1.889% (6.650% - USD LIBOR) due 01/20/40 §	16,304	143
2.000% due 12/20/50	7,608,473	832,287
2.500% due 08/20/50 - 02/20/51	22,733,514	3,198,052
3.500% due 04/20/27 - 04/20/50	3,289,501	521,685
4.000% due 04/16/45	616,691	110,354
5.000% due 10/20/44	2,993,802	590,380
GS Mortgage-Backed Securities Trust 4.000% due 05/25/62 § ~	1,830,558	1,666,360
Impac CMB Trust 5.365% (USD LIBOR + 0.520%) due 11/25/35 §	991,572	859,626
IndyMac INDX Mortgage Loan Trust 5.365% (USD LIBOR + 0.520%) due 06/25/35 §	840,020	645,813
JP Morgan Mortgage Trust
3.500% due 09/25/48 § ~	755,788	678,420
3.500% due 10/25/48 § ~	1,592,181	1,429,027
4.207% due 08/25/35 §	258,612	237,238
Legacy Mortgage Asset Trust
1.750% due 04/25/61 § ~	1,962,395	1,840,600
2.250% due 07/25/67 § ~	3,693,434	3,374,817
Lehman Mortgage Trust 5.500% (USD LIBOR + 0.750%) due 12/25/35 §	2,762,923	1,351,297
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	895,013	689,990
Merrill Lynch Mortgage Investors Trust 3.471% due 06/25/35 §	499,745	457,807
Morgan Stanley Mortgage Loan Trust
3.543% due 07/25/34 §	127,119	113,456
3.703% due 07/25/35 §	516,473	422,807
Morgan Stanley Resecuritization Trust 3.503% (US FED + 0.710%) due 12/27/46 § ~	5,431,969	4,618,660
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	1,048,286	948,813
New Residential Mortgage Loan Trust 4.000% due 05/25/57 § ~	1,838,733	1,714,643
Nomura Resecuritization Trust 3.365% (US FED + 1.000%) due 08/26/46 § ~	3,378,575	3,041,423
PMT Credit Risk Transfer Trust 7.602% (USD LIBOR + 2.750%) due 05/27/23 § ~	2,982,521	2,919,575
PRKCM Trust 2.071% due 11/25/56 § ~	2,018,460	1,684,525
RAAC Trust 6.000% due 09/25/34	8,416	7,885
Radnor RE Ltd. (Bermuda) 7.260% (SOFR + 2.700%) due 12/27/33 § ~	8,010,000	7,923,981
Residential Asset Securitization Trust
5.345% (USD LIBOR + 0.500%) due 07/25/36 §	315,264	227,853
6.000% due 08/25/36	687,511	461,603
Structured Adjustable Rate Mortgage Loan Trust
3.848% due 05/25/36 §	1,134,338	723,116
4.084% due 08/25/36 §	2,667,258	1,863,562

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Verus Securitization Trust 4.910% due 06/25/67 § ~	$1,689,384	$1,651,181
WaMu Mortgage Pass-Through Certificates Trust
3.187% due 10/25/36 §	399,136	351,065
3.884% due 07/25/37 §	1,419,284	1,279,878
4.157% due 09/25/33 §	57,436	52,232
Washington Mutual Mortgage Pass-Through Certificates Trust
3.838% (US FED + 0.700%) due 01/25/47 §	3,117,175	2,433,759
6.000% due 07/25/36	366,953	256,849

		133,740,883

Fannie Mae - 13.7%
due 04/13/53 #	12,800,000	10,583,148
due 04/13/53 #	6,700,000	5,775,348
due 04/13/53 #	13,600,000	12,203,793
due 04/13/53 #	16,000,000	14,868,125
due 04/13/53 #	8,500,000	8,130,150
due 04/13/53 #	14,400,000	14,110,185
due 04/13/53 #	8,900,000	8,877,055
due 04/13/53 #	5,500,000	5,555,967
1.500% due 03/01/51	2,919,541	2,301,127
2.000% due 06/01/41 - 03/01/52	37,535,098	31,369,785
2.149% due 02/01/32 §	716,952	610,590
2.500% due 03/01/38 - 09/01/61	56,506,365	49,040,838
2.810% due 04/01/25	130,000	125,773
2.930% due 06/01/30	246,258	230,553
3.000% due 07/01/35 - 03/01/52	47,615,883	43,701,555
3.200% due 02/01/29	89,589	85,191
3.250% due 05/01/29	174,825	166,715
3.450% due 03/01/29	152,551	147,140
3.500% due 12/01/34 - 06/01/52	32,154,595	30,524,793
3.850% due 08/01/32	400,000	381,488
3.900% due 08/01/32	500,000	478,787
4.000% due 10/01/42 - 06/01/57	19,433,938	19,006,374
4.060% due 07/01/32	600,000	581,955
4.310% due 02/01/30	800,000	804,753
4.480% due 05/01/33	100,000	102,366
4.500% due 04/01/23 - 08/01/58	12,878,044	12,844,409
5.000% due 07/01/33 - 06/01/41	4,020,546	4,107,350
5.500% due 04/01/37 - 02/01/53	1,032,632	1,063,448
6.000% due 07/01/41 - 01/01/53	1,361,568	1,411,050
6.500% due 05/01/40 - 02/01/53	3,102,747	3,240,934
7.000% due 02/01/39	406,122	433,858

		282,864,603

Freddie Mac - 6.4%
1.500% due 10/01/41 - 02/01/51	2,715,676	2,184,889
2.000% due 09/01/41 - 02/01/52	30,742,082	25,849,093
2.091% (UST + 1.285%) due 03/01/47 §	635,375	605,015
2.500% due 04/01/41 - 04/01/52	57,549,684	50,330,830
2.877% (USD LIBOR + 1.619%) due 11/01/47 §	1,755,689	1,700,328
3.000% due 05/01/42 - 04/01/52	12,286,208	11,236,805
3.007% (USD LIBOR + 1.628%) due 11/01/48 §	4,925,987	4,713,688
3.097% (USD LIBOR + 1.621%) due 02/01/50 §	1,808,493	1,750,366
3.500% due 01/01/38 - 05/01/52	5,172,745	4,887,225
4.000% due 10/01/42 - 07/01/49	17,626,198	17,191,738
4.500% due 07/01/23 - 01/01/51	6,056,107	6,099,887
5.000% due 12/01/35 - 06/01/48	2,398,902	2,451,801
5.500% due 08/01/37 - 01/01/53	772,502	797,973
6.000% due 10/01/36 - 12/01/52	1,940,229	2,021,492
6.500% due 09/01/39 - 03/01/53	1,660,633	1,719,558
7.000% due 03/01/39	114,908	123,469

		133,664,157

	Principal Amount	Value
Government National Mortgage Association - 6.4%
due 04/20/53 #	$1,600,000	$1,408,188
due 04/20/53 #	1,800,000	1,733,069
due 04/20/53 #	5,900,000	5,811,678
due 04/20/53 #	7,600,000	7,610,094
due 04/20/53 #	7,000,000	7,079,707
2.000% due 02/20/51 - 04/20/53	10,726,373	9,159,565
2.500% due 08/20/50 - 02/20/53	29,801,576	26,268,323
3.000% due 09/15/42 - 04/20/52	31,242,178	28,530,024
3.500% due 06/20/44 - 12/20/52	20,243,265	19,177,170
4.000% due 02/20/33 - 04/20/50	11,149,533	10,874,545
4.500% due 01/20/40 - 11/20/50	8,450,075	8,477,725
5.000% due 01/15/40 - 10/20/47	3,765,018	3,880,068
5.003% (USD LIBOR + 0.621%) due 08/20/60 §	295,301	294,683
5.500% due 06/15/36	152,378	159,080
6.000% due 06/20/35 - 03/20/42	1,983,569	2,100,374
6.500% due 10/20/37	276,240	294,328

		132,858,621

Total Mortgage-Backed Securities (Cost $833,324,071)		780,747,174

ASSET-BACKED SECURITIES - 3.0%
ACRES Commercial Realty Ltd. 5.909% (USD LIBOR + 1.200%) due 06/15/36 § ~	2,380,000	2,314,550
Arbor Realty Commercial Real Estate Notes Ltd. 6.034% (USD LIBOR + 1.350%) due 11/15/36 § ~	3,107,000	3,046,935
Citigroup Mortgage Loan Trust, Inc. 4.915% (USD LIBOR + 0.070%) due 05/25/37 §	145,742	96,171
College Ave Student Loans LLC
3.280% due 12/28/48 ~	1,358,009	1,243,165
6.245% (USD LIBOR + 1.400%) due 12/28/48 § ~	1,623,597	1,596,708
Credit Suisse European Mortgage Capital Ltd. (Ireland) 7.702% (USD LIBOR + 2.900%) due 08/09/24 § ~	4,011,150	3,937,711
Credit-Based Asset Servicing & Securitization LLC 5.625% (USD LIBOR + 0.780%) due 07/25/33 §	566,734	537,844
DB Master Finance LLC 2.791% due 11/20/51 ~	2,320,625	1,880,707
ECMC Group Student Loan Trust 6.195% (USD LIBOR + 1.350%) due 07/26/66 § ~	3,742,406	3,700,952
Fannie Mae Grantor Trust 2.898% due 06/25/27	536,384	505,810
FNA VI LLC 1.350% due 01/10/32 ~	1,994,491	1,817,201
Foundation Finance Trust 1.270% due 05/15/41 ~	1,926,612	1,715,251
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	468,913	441,558
GoodLeap Sustainable Home Solutions Trust 1.930% due 07/20/48 ~	1,922,431	1,488,315
Hildene Community Funding CDO Ltd. (Cayman) 2.600% due 11/01/35 ~	4,771,678	3,849,716
Magnolia Finance X DAC (Ireland) 3.980% due 08/13/24	4,191,055	4,097,385
MF1 Ltd. (Cayman) 5.910% (SOFR + 1.350%) due 02/19/37 § ~	3,655,000	3,560,599

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
National Collegiate Student Loan Trust 5.205% (USD LIBOR + 0.360%) due 01/26/32 §	$ 1,200,000	$ 867,604
Navient Private Education Refi Loan Trust 1.690% due 05/15/69 ~	3,286,110	2,996,572
Oak Street Investment Grade Net Lease Fund 1.850% due 11/20/50 ~	4,249,739	3,838,805
Origen Manufactured Housing Contract Trust
5.522% due 10/15/37 §	2,505,900	2,295,883
6.616% due 04/15/37 §	1,704,435	1,575,798
SBA Small Business Investment Cos. 3.548% due 09/10/28	450,919	430,296
SMB Private Education Loan Trust 1.390% due 01/15/53 ~	1,417,102	1,248,108
SoFi Professional Loan Program Trust 3.340% due 08/25/47 ~	953,220	925,065
Stonepeak ABS 2.301% due 02/28/33 ~	6,622,838	6,121,516
Structured Asset Investment Loan Trust 5.845% (USD LIBOR + 1.000%) due 10/25/33 §	235,186	235,328
Sunrun Vulcan Issuer LLC 2.460% due 01/30/52 ~	1,950,892	1,649,483
Thrust Engine Leasing DAC 4.163% due 07/15/40 ~	2,219,464	1,844,596
United States Small Business Administration
2.690% due 07/01/44	1,178,079	1,048,936
2.980% due 04/01/39	645,871	603,757

Total Asset-Backed Securities (Cost $65,866,510)		61,512,325

U.S. TREASURY OBLIGATIONS - 9.7%
U.S. Treasury Bonds - 7.9%
1.875% due 11/15/51	8,375,000	5,706,614
2.000% due 08/15/51	10,880,000	7,657,863
2.250% due 05/15/41	13,310,000	10,581,710
2.375% due 02/15/42	1,860,000	1,496,755
2.375% due 05/15/51	16,210,000	12,454,156
2.875% due 05/15/52	950,000	813,085
3.000% due 08/15/52	8,420,000	7,399,075
3.250% due 05/15/42	150,000	138,480
3.375% due 11/15/48	10,000	9,360
3.625% due 08/15/43	1,020,000	990,914
3.625% due 02/15/44 ‡	2,697,000	2,611,138
4.000% due 11/15/42	41,740,000	42,887,850
4.000% due 11/15/52	67,070,000	71,198,997

		163,945,997

U.S. Treasury Inflation Indexed Bonds - 1.1%
U.S. Treasury Inflation-Indexed Notes 1.125% due 01/15/33 ^	23,877,260	23,836,793

U.S. Treasury Notes - 0.7%
3.625% due 03/31/30	12,100,000	12,158,609
4.000% due 02/29/28	660,000	671,988
4.000% due 10/31/29	1,210,000	1,239,494
4.125% due 09/30/27	510,000	519,722
4.125% due 11/15/32	6,000	6,306
4.625% due 03/15/26	340,000	347,769

		14,943,888

Total U.S. Treasury Obligations (Cost $214,668,977)		202,726,678

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 6.6%
Argentine Bonos del Tesoro (Argentina) 16.000% due 10/17/23 Ω	ARS 20,030,000	$ 34,872
Argentine Republic Government (Argentina)
0.500% due 07/09/30	$1,634,820	477,661
1.000% due 07/09/29	412,501	116,445
3.500% due 07/09/41	4,140,000	1,179,011
Brazilian Government (Brazil)
4.625% due 01/13/28	580,000	568,335
4.750% due 01/14/50	3,780,000	2,805,523
5.000% due 01/27/45	4,390,000	3,460,835
5.625% due 01/07/41	560,000	496,884
5.625% due 02/21/47	3,600,000	3,040,655
Colombia Government (Colombia)
3.250% due 04/22/32	1,810,000	1,351,394
4.125% due 02/22/42	1,850,000	1,203,738
5.625% due 02/26/44	2,180,000	1,655,164
Indonesia Government (Indonesia)
4.350% due 01/11/48	770,000	685,494
4.750% due 07/18/47 ~	400,000	376,100
Indonesia Treasury (Indonesia)
6.375% due 04/15/32	IDR 37,919,000,000	2,477,980
6.500% due 02/15/31	254,574,000,000	16,884,447
7.000% due 05/15/27	123,765,000,000	8,437,266
Israel Government International (Israel) 2.750% due 07/03/30	$1,290,000	1,168,655
Kenya Government (Kenya)
6.300% due 01/23/34 ~	3,210,000	2,275,087
7.250% due 02/28/28 ~	510,000	419,508
Mexican Bonos (Mexico)
7.750% due 11/23/34	346,790,000	17,762,499
7.750% due 11/13/42	660,067,500	31,962,908
8.000% due 11/07/47	MXN 346,070,000	17,104,731
8.500% due 05/31/29	55,030,000	3,007,625
10.000% due 12/05/24	28,960,000	1,596,734
Mexico Government (Mexico)
4.600% due 02/10/48	$3,370,000	2,759,563
5.750% due 10/12/10	1,450,000	1,301,258
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~	650,000	531,323
7.143% due 02/23/30 ~	750,000	573,787
Panama Government (Panama)
2.252% due 09/29/32	2,630,000	2,022,154
4.500% due 04/01/56	1,230,000	918,511
Paraguay Government (Paraguay) 3.849% due 06/28/33 ~	790,000	697,967
Peruvian Government (Peru)
2.783% due 01/23/31	1,600,000	1,369,628
5.625% due 11/18/50	950,000	959,838
Provincia de Buenos Aires (Argentina) 5.250% due 09/01/37 § ~	4,542,772	1,609,572
Russian Federal (Russia)
6.900% due 05/23/29 * Y	RUB 107,830,000	83,320
7.050% due 01/19/28 * Y	656,291,000	507,115
7.250% due 05/10/34 * Y	41,210,000	31,843
7.650% due 04/10/30 * Y	754,940,000	583,341
7.700% due 03/16/39 * Y	690,870,000	533,834
8.150% due 02/03/27 * Y	458,179,000	354,034
State of Israel (Israel) 3.375% due 01/15/50	$990,000	760,557

Total Foreign Government Bonds & Notes (Cost $191,793,631)		136,147,196

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENT - 0.8%
Repurchase Agreement - 0.8%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $17,063,605; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $17,398,444)	$ 17,057,280	$ 17,057,280

Total Short-Term Investment (Cost $17,057,280)		17,057,280

TOTAL INVESTMENTS - 100.6% (Cost $2,302,778,878)		2,084,875,679

DERIVATIVES - 1.3%		26,371,544

OTHER ASSETS & LIABILITIES, NET - (1.9%)		(38,923,133)

NET ASSETS - 100.0%		$2,072,324,090

Notes to Schedule of Investments

(a)

An investment with a value of $34,872 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Investments with a total aggregate value of $2,093,487 or 0.1% of the Fund’s net assets were in default as of March 31, 2023.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited

(c)	Open futures contracts outstanding as of March 31, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30 Day Federal Funds	04/23	392	$155,482,016	$155,481,271	($745)
3-Month USD SOFR	09/23	12	2,896,975	2,853,750	(43,225)
3-Month USD SOFR	12/23	161	38,341,119	38,396,487	55,368
3-Month USD SOFR	03/26	238	57,349,402	57,753,675	404,273
AUD FX	06/23	665	44,829,883	44,561,650	(268,233)
Australia Treasury 10-Year Bonds	06/23	260	20,670,509	21,357,296	686,787
EUR FX	06/23	387	51,413,724	52,745,681	1,331,957
Euro-Bobl	06/23	118	14,743,930	15,085,220	341,290
Euro-OAT	06/23	112	15,275,457	15,818,255	542,798
GBP FX	06/23	96	7,220,518	7,413,000	192,482
JPY FX	06/23	472	43,771,780	44,972,750	1,200,970
Long Gilt	06/23	137	16,978,889	17,466,470	487,581
MXN FX	06/23	1,420	38,425,858	38,815,700	389,842
U.S. Treasury 30-Year Bonds	06/23	1,319	168,111,191	172,995,094	4,883,903
U.S. Treasury 5-Year Notes	06/23	6,654	716,626,718	728,664,988	12,038,270
U.S. Treasury Ultra 10-Year Notes	06/23	401	46,967,819	48,577,391	1,609,572
U.S. Treasury Ultra Long Bonds	06/23	1455	198,063,468	205,336,875	7,273,407

					31,126,297

Short Futures Outstanding
3-Month USD SOFR	03/24	1,920	459,333,068	459,360,000	(26,932)
3-Month USD SOFR	03/25	816	196,207,674	197,625,000	(1,417,326)
CAD FX	06/23	38	2,759,839	2,811,620	(51,781)
Euro-Bund	04/23	158	21,438,742	21,421,000	17,742
Euro-Bund	06/23	107	15,553,822	15,763,076	(209,254)
Euro-Buxl	06/23	70	10,102,763	10,693,386	(590,623)
Japan 10-Year Bonds	06/23	29	31,768,733	32,351,572	(582,839)
U.S. Treasury 2-Year Notes	06/23	2,734	560,629,104	564,442,846	(3,813,742)
U.S. Treasury 10-Year Notes	06/23	5,487	618,293,441	630,576,328	(12,282,887)

					(18,957,642)

Total Futures Contracts					$12,168,655

(d)	Forward foreign currency contracts outstanding as of March 31, 2023 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	23,203,161	USD	16,178,706	04/23	MSC	$-	($660,769)
CAD	78,816,658	USD	59,014,382	04/23	JPM	-	(684,162)
CNH	192,689,166	USD	28,406,766	04/23	JPM	-	(340,248)
EUR	6,287,000	USD	6,821,213	04/23	BNP	2,331	-
IDR	33,225,832,572	USD	2,160,749	04/23	JPM	61,482	-
INR	347,679,333	USD	4,174,323	04/23	JPM	56,046	-
JPY	2,132,276,206	USD	15,884,296	04/23	GSC	207,297	-
JPY	306,645,000	USD	2,347,265	04/23	MSC	-	(33,115)
MXN	181,601,906	USD	9,623,199	04/23	GSC	426,899	-
NOK	125,617,894	EUR	11,826,645	04/23	MSC	-	(830,013)
USD	17,851,007	CAD	24,179,186	04/23	JPM	-	(43,399)
USD	47,038,592	CNH	321,972,108	04/23	JPM	141,114	-
USD	38,114,284	EUR	35,212,070	04/23	BNP	-	(102,852)
USD	13,561,769	GBP	11,103,008	04/23	MSC	-	(138,873)
USD	25,346,645	IDR	396,073,015,383	04/23	JPM	-	(1,143,752)
USD	14,218,061	JPY	1,883,973,563	04/23	GSC	326	-
USD	50,335,991	MXN	996,350,602	04/23	GSC	-	(4,803,415)
ZAR	57,802,295	USD	3,374,627	04/23	GSC	-	(132,213)

Total Forward Foreign Currency Contracts						$895,495	($8,912,811)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited

(e)	Purchased options outstanding as of March 31, 2023 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 5-Year Notes (04/23)	$109.50	04/07/23	CME	75	$8,212,500	$30,599	$34,570
Call - U.S. Treasury 6-7-Year Notes (04/23)	114.75	04/07/23	CME	142	16,294,500	86,152	95,406
Call - U.S. Treasury Long Bonds (04/23)	130.00	04/07/23	CME	25	3,250,000	25,949	41,406
Call - U.S. Treasury Long Bonds (04/23)	130.50	04/07/23	CME	25	3,262,500	21,262	33,594
Call - U.S. Treasury 5-Year Notes (05/23)	109.50	04/21/23	CME	75	8,212,500	55,794	53,321
Call - U.S. Treasury 5-Year Notes (05/23)	110.25	04/21/23	CME	49	5,402,250	26,975	22,203
Call - U.S. Treasury 5-Year Notes (05/23)	111.00	04/21/23	CME	98	10,878,000	52,388	28,328
Call - U.S. Treasury 5-Year Notes (05/23)	112.50	04/21/23	CME	49	5,512,500	34,538	5,742
Call - U.S. Treasury 10-Year Notes (05/23)	114.75	04/21/23	CME	16	1,836,000	17,278	16,250
Call - U.S. Treasury 10-Year Notes (05/23)	116.75	04/21/23	CME	33	3,852,750	23,526	12,375
Call - U.S. Treasury 10-Year Notes (05/23)	119.00	04/21/23	CME	33	3,927,000	26,354	4,125
Call - U.S. Treasury 30-Year Bonds (05/23)	130.50	04/21/23	CME	8	1,044,000	14,139	16,250
Call - U.S. Treasury 30-Year Bonds (05/23)	134.00	04/21/23	CME	25	3,350,000	26,168	17,969
Call - U.S. Treasury 30-Year Bonds (05/23)	137.00	04/21/23	CME	17	2,329,000	17,561	4,781

						458,683	386,320

Put - U.S. Treasury 6-7-Year Notes (04/23)	114.25	04/07/23	CME	74	8,454,500	37,487	21,969
Put - U.S. Treasury 6-7-Year Notes (04/23)	114.50	04/07/23	CME	59	6,755,500	40,790	22,125
Put - U.S. Treasury 10-Year Notes (05/23)	114.50	04/21/23	CME	17	1,946,500	14,904	12,219
Put - SOFR Midcurve 1-Year (12/23)	95.88	12/15/23	CME	416	99,710,000	374,399	179,400
Put - SOFR Midcurve 1-Year (12/23)	96.00	12/15/23	CME	973	233,520,000	895,443	498,662

						1,363,023	734,375

Total Purchased Options						$1,821,706	$1,120,695

(f)	Premiums received and value of written options outstanding as of March 31, 2023 were as follows:

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - GBP FX (04/23)	$122.00	04/06/23	CME	33	$2,516,250	$30,143	($33,206)
Call - U.S. Treasury 6-7-Year Notes (04/23)	115.00	04/07/23	CME	156	17,940,000	70,683	(85,312)
Call - U.S. Treasury 6-7-Year Notes (04/23)	115.75	04/07/23	CME	66	7,639,500	14,839	(18,562)
Call - U.S. Treasury Long Bonds (04/23)	131.00	04/07/23	CME	17	2,227,000	10,189	(18,062)
Call - U.S. Treasury 5-Year Notes (05/23)	107.00	04/21/23	CME	170	18,190,000	90,019	(431,641)
Call - U.S. Treasury 5-Year Notes (05/23)	107.50	04/21/23	CME	189	20,317,500	74,978	(392,766)
Call - U.S. Treasury 5-Year Notes (05/23)	109.00	04/21/23	CME	171	18,639,000	138,642	(164,320)
Call - U.S. Treasury 5-Year Notes (05/23)	109.75	04/21/23	CME	115	12,621,250	84,254	(70,977)
Call - U.S. Treasury 5-Year Notes (05/23)	110.00	04/21/23	CME	968	106,480,000	632,927	(514,250)
Call - U.S. Treasury 10-Year Notes (05/23)	114.00	04/21/23	CME	313	35,682,000	169,068	(449,938)
Call - U.S. Treasury 10-Year Notes (05/23)	115.00	04/21/23	CME	191	21,965,000	171,357	(173,094)
Call - U.S. Treasury 10-Year Notes (05/23)	115.50	04/21/23	CME	348	40,194,000	389,773	(244,688)
Call - U.S. Treasury 10-Year Notes (05/23)	116.00	04/21/23	CME	319	37,004,000	296,245	(174,453)
Call - U.S. Treasury 10-Year Notes (05/23)	117.00	04/21/23	CME	58	6,786,000	62,884	(19,031)
Call - U.S. Treasury 30-Year Bonds (05/23)	132.00	04/21/23	CME	8	1,056,000	9,361	(10,625)
Call - U.S. Treasury 30-Year Bonds (05/23)	132.50	04/21/23	CME	8	1,060,000	10,736	(9,125)
Call - U.S. Treasury 30-Year Bonds (05/23)	133.00	04/21/23	CME	25	3,325,000	34,722	(24,609)
Call - U.S. Treasury 10-Year Notes (06/23)	115.00	05/26/23	CME	76	8,740,000	53,900	(109,250)

						2,344,720	(2,943,909)

Put - AUD FX (04/23)	69.00	04/06/23	CME	26	1,794,000	25,675	(52,000)
Put - U.S. Treasury 6-7-Year Notes (04/23)	113.50	04/07/23	CME	86	9,761,000	57,664	(9,406)
Put - U.S. Treasury 6-7-Year Notes (04/23)	114.00	04/07/23	CME	131	14,934,000	49,648	(28,656)
Put - U.S. Treasury Long Bonds (04/23)	130.00	04/07/23	CME	19	2,470,000	18,655	(9,500)
Put - U.S. Treasury 5-Year Notes (05/23)	106.50	04/21/23	CME	390	41,535,000	138,138	(9,141)
Put - U.S. Treasury 5-Year Notes (05/23)	107.00	04/21/23	CME	249	26,643,000	74,663	(9,727)
Put - U.S. Treasury 5-Year Notes (05/23)	107.75	04/21/23	CME	263	28,338,250	105,256	(28,766)
Put - U.S. Treasury 5-Year Notes (05/23)	108.00	04/21/23	CME	66	7,128,000	17,675	(9,797)
Put - U.S. Treasury 5-Year Notes (05/23)	108.50	04/21/23	CME	1,066	115,661,000	432,359	(283,156)
Put - U.S. Treasury 5-Year Notes (05/23)	109.00	04/21/23	CME	492	53,628,000	314,790	(222,938)
Put - U.S. Treasury 5-Year Notes (05/23)	109.25	04/21/23	CME	162	17,698,500	98,446	(92,390)
Put - U.S. Treasury 5-Year Notes (05/23)	110.00	04/21/23	CME	197	21,670,000	120,526	(201,617)
Put - U.S. Treasury 10-Year Notes (05/23)	111.50	04/21/23	CME	3	334,500	1,979	(234)
Put - U.S. Treasury 10-Year Notes (05/23)	112.50	04/21/23	CME	190	21,375,000	113,968	(29,687)
Put - U.S. Treasury 10-Year Notes (05/23)	113.00	04/21/23	CME	246	27,798,000	133,590	(61,500)
Put - U.S. Treasury 10-Year Notes (05/23)	114.00	04/21/23	CME	974	111,036,000	664,206	(502,219)
Put - U.S. Treasury 10-Year Notes (05/23)	115.00	04/21/23	CME	69	7,935,000	48,834	(67,922)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - U.S. Treasury 10-Year Notes (05/23)	$117.00	04/21/23	CME	98	$11,466,000	$151,424	($235,813)
Put - U.S. Treasury 30-Year Bonds (05/23)	129.00	04/21/23	CME	33	4,257,000	47,130	(26,297)
Put - U.S. Treasury 30-Year Bonds (05/23)	130.00	04/21/23	CME	100	13,000,000	163,264	(115,625)
Put - SOFR Midcurve 1-Year (12/23)	95.25	12/15/23	CME	832	198,120,000	331,053	(150,800)
Put - SOFR Midcurve 1-Year (12/23)	95.38	12/15/23	CME	1,946	463,999,375	812,326	(413,525)

						3,921,269	(2,560,716)

Total Written Options						$6,265,989	($5,504,625)

(g)	Swap agreements outstanding as of March 31, 2023 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 03/31/23 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Apache Corp.	Q	1.000%	06/20/26	ICE	1.334%	$3,337,000	($31,997)	($165,771)	$133,774
Apache Corp.	Q	1.000%	12/20/26	ICE	1.523%	8,446,000	(146,602)	(247,245)	100,643

							($178,599)	($413,016)	$234,417

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY40 5Y	Q	5.000%	06/20/28	ICE	$27,410,600	($423,666)	$83,094	($506,760)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG40 5Y	Q	1.000%	06/20/28	ICE	$330,028,000	$3,778,978	$2,634,079	$1,144,899

Total Credit Default Swaps						$3,176,713	$2,304,157	$872,556

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.450%	28-Day MXN TIIE	L/L	CME	07/18/29	MXN 331,270,000	($936,985)	$231,686	($1,168,671)
7.440%	28-Day MXN TIIE	L/L	CME	07/20/29	594,730,000	(1,692,471)	303,481	(1,995,952)
3.400%	1-Day U.S. SOFR	A/A	CME	12/31/29	$34,337,000	423,504	69,092	354,412
3.250%	1-Day U.S. SOFR	A/A	CME	12/31/29	52,478,000	193,766	(312,677)	506,443

						($2,012,186)	$291,582	($2,303,768)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.220%	1-Day U.S. SOFR	A/A	CME	08/15/28	$34,412,000	$4,121,553	($2,220)	$4,123,773
1.130%	1-Day U.S. SOFR	A/A	CME	08/15/28	26,145,000	3,260,650	120,805	3,139,845
2.850%	1-Day U.S. SOFR	A/A	CME	02/15/29	27,350,000	729,547	76,992	652,555
3.270%	1-Day U.S. SOFR	A/A	CME	04/30/29	57,973,000	398,854	(416,157)	815,011
3.850%	1-Day U.S. SOFR	A/A	CME	06/30/29	51,410,000	(1,481,534)	41,575	(1,523,109)
2.000%	1-Day U.S. SOFR	A/A	CME	03/18/32	16,189,000	1,523,393	131,224	1,392,169
0.641%	1-Day JPY-TONAR	S/S	CME	05/09/46	JPY 2,649,800,000	1,594,716	3,542	1,591,174
1.520%	1-Day U.S. SOFR	A/A	CME	02/15/47	$16,888,000	4,476,542	(10,812)	4,487,354
1.729%	1-Day U.S. SOFR	A/A	CME	02/15/47	10,330,000	2,373,682	255,989	2,117,693
1.630%	1-Day U.S. SOFR	A/A	CME	05/15/47	10,060,000	2,574,092	406,526	2,167,566
1.650%	1-Day U.S. SOFR	A/A	CME	08/15/47	4,402,000	1,117,576	442,539	675,037
2.510%	1-Day U.S. SOFR	A/A	CME	02/15/48	10,389,000	1,014,261	68,167	946,094
2.620%	1-Day U.S. SOFR	A/A	CME	02/15/48	11,765,000	924,642	(7,178)	931,820
3.050%	1-Day U.S. SOFR	A/A	CME	02/15/48	12,094,000	51,110	372,814	(321,704)
3.150%	1-Day U.S. SOFR	A/A	CME	05/15/48	20,787,000	(331,457)	(6,691,057)	6,359,600
2.500%	1-Day U.S. SOFR	A/A	CME	04/21/52	5,275,000	500,805	20,336	480,469

						$22,848,432	($5,186,915)	$28,035,347

Total Interest Rate Swaps						$20,836,246	($4,895,333)	$25,731,579

Total Swap Agreements						$24,012,959	($2,591,176)	$26,604,135

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$822,016,902	$-	$822,016,902	$-
	Senior Loan Notes	64,668,124	-	63,141,247	1,526,877
	Mortgage-Backed Securities	780,747,174	-	780,747,174	-
	Asset-Backed Securities	61,512,325	-	61,512,325	-
	U.S. Treasury Obligations	202,726,678	-	202,726,678	-
	Foreign Government Bonds & Notes	136,147,196	-	136,147,196	-
	Short-Term Investment	17,057,280	-	17,057,280	-
	Derivatives:
	Credit Contracts
	Swaps	1,379,316	-	1,379,316	-
	Foreign Currency Contracts				-
	Futures	3,115,251	3,115,251	-	-
	Forward Foreign Currency Contracts	895,495	-	895,495	-

	Total Foreign Currency Contracts	4,010,746	3,115,251	895,495	-

	Interest Rate Contracts
	Futures	28,340,991	28,340,991	-	-
	Purchased Options	1,120,695	-	1,120,695	-
	Swaps	30,741,015	-	30,741,015	-

	Total Interest Rate Contracts	60,202,701	28,340,991	31,861,710	-

	Total Asset - Derivatives	65,592,763	31,456,242	34,136,521	-

	Total Assets	2,150,468,442	31,456,242	2,117,485,323	1,526,877

Liabilities	Due to Custodian	(5,365,345)	-	(5,365,345)	-
	Derivatives:
	Credit Contracts
	Swaps	(506,760)	-	(506,760)	-
	Foreign Currency Contracts
	Futures	(320,014)	(320,014)	-	-
	Forward Foreign Currency Contracts	(8,912,811)	-	(8,912,811)	-
	Written Options	(85,206)	-	(85,206)	-

	Total Foreign Currency Contracts	(9,318,031)	(320,014)	(8,998,017)	-

	Interest Rate Contracts
	Futures	(18,967,573)	(18,967,573)	-	-
	Written Options	(5,419,419)	-	(5,419,419)	-
	Swaps	(5,009,436)	-	(5,009,436)	-

	Total Interest Rate Contracts	(29,396,428)	(18,967,573)	(10,428,855)	-

	Total Liabilities - Derivatives	(39,221,219)	(19,287,587)	(19,933,632)	-

	Total Liabilities	(44,586,564)	(19,287,587)	(25,298,977)	-

	Total	$2,105,881,878	$12,168,655	$2,092,186,346	$1,526,877

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 3.2%
Invesco Senior Loan ETF	245,340	$5,103,072
SPDR Bloomberg Short Term High Yield Bond	206,570	5,131,199

		10,234,271

Total Exchange-Traded Funds (Cost $10,008,770)		10,234,271

	Principal Amount

CORPORATE BONDS & NOTES - 9.8%
Consumer, Cyclical - 2.9%
American Airlines, Inc. 11.750% due 07/15/25 ~	$4,000,000	4,380,200
Carnival Corp. 9.875% due 08/01/27 ~	1,500,000	1,546,530
Merlin Entertainments Ltd. (United Kingdom) 5.750% due 06/15/26 ~	3,287,000	3,121,501

		9,048,231

Consumer, Non-Cyclical - 1.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625% due 07/15/26 ~	2,000,000	1,924,000
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/28 ~	3,000,000	2,521,405
CoreLogic, Inc. 4.500% due 05/01/28 ~	1,250,000	949,606

		5,395,011

Financial - 5.0%
Acrisure LLC/Acrisure Finance, Inc. 7.000% due 11/15/25 ~	2,000,000	1,876,390
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.750% due 04/15/28 ~	2,000,000	1,979,560
AssuredPartners, Inc. 7.000% due 08/15/25 ~	7,450,000	7,255,928
HUB International Ltd. 7.000% due 05/01/26 ~	2,750,000	2,705,389
Ryan Specialty Group LLC 4.375% due 02/01/30 ~	2,250,000	1,970,162

		15,787,429

Technology - 0.2%
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/29 ~	500,000	491,889

Total Corporate Bonds & Notes (Cost $32,119,613)		30,722,560

SENIOR LOAN NOTES - 84.3%
Basic Materials - 2.9%
Diamond BV Term B 7.575% (USD LIBOR + 2.750%) due 09/29/28 § µ	2,992,424	2,984,009
Lonza Group AG Term B 9.159% (USD LIBOR + 4.000%) due 07/03/28 §	1,915,601	1,783,105
PMHC II, Inc. Term B 9.076% (SOFR + 4.250%) due 04/23/29 §	1,877,782	1,666,531

	Principal Amount	Value
Starfruit Finco BV Term B 7.526% (USD LIBOR + 2.750%) due 10/01/25 § µ	$ 1,993,218	$ 1,981,295
Vantage Specialty Chemicals, Inc. Term B 9.857% (SOFR + 4.750%) due 10/26/26 §	748,125	722,253

		9,137,193

Communications - 5.7%
Arches Buyer, Inc. Term B 8.157% (SOFR + 3.250%) due 12/06/27 § µ	3,619,524	3,423,845
CNT Holdings I Corp. (2nd Lien) 11.375% (USD LIBOR + 6.750%) due 11/06/28 § ±	6,620,000	6,272,450
Hunter Holdco 3 Ltd. Term B 9.409% (USD LIBOR + 4.250%) due 08/19/28 §	935,469	920,267
MH Sub I LLC (1st Lien) 8.590% (USD LIBOR + 3.750%) due 09/13/24 § µ	3,490,802	3,438,153
Pug LLC Term B 8.340% (USD LIBOR + 3.500%) due 02/12/27 §	4,143,050	3,024,426
PUG LLC Term B 9.090% (USD LIBOR + 4.250%) due 02/12/27 §	806,392	593,706
Xplornet Communications, Inc. (2nd Lien) (Canada) 11.840% (USD LIBOR + 7.000%) due 10/01/29 § ±	500,000	325,000

		17,997,847

Consumer, Cyclical - 10.4%
BCPE Empire Holdings, Inc.
8.840% (USD LIBOR + 4.000%) due 06/11/26 §	1,231,289	1,209,742
9.532% (SOFR + 4.625%) due 06/11/26 §	294,244	291,596
Term B 8.840% (USD LIBOR + 4.000%) due 06/11/26 §	1,734,067	1,705,348
Caesars Entertainment Corp. Term B 8.157% (SOFR + 3.250%) due 02/06/30 § µ	2,500,000	2,490,625
Carnival Corp.
Term B 7.840% (USD LIBOR + 3.000%) due 06/30/25 §	3,872,846	3,830,244
8.090% (USD LIBOR + 3.250%) due 10/18/28 §	1,835,354	1,797,499
ClubCorp Holdings, Inc. Term B 7.590% (USD LIBOR + 2.750%) due 09/18/24 §	8,532,864	8,178,221
Fertitta Entertainment LLC Term B 8.807% (SOFR + 4.000%) due 01/27/29 § µ	3,459,898	3,413,404
SeaWorld Parks & Entertainment, Inc. Term B 7.875% (USD LIBOR + 3.000%) due 08/25/28 § µ	1,994,937	1,989,949
Solis IV BV Term B1 (Netherlands) 8.373% (SOFR + 3.500%) due 02/26/29 § µ	2,113,676	1,911,292
Springs Windows Fashions LLC Term B 8.752% (USD LIBOR + 4.000%) due 10/06/28 § µ	1,702,576	1,445,061
SRS Distribution, Inc. Term B 8.340% (USD LIBOR + 3.500%) due 06/02/28 § µ	4,853,520	4,689,714

		32,952,695

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Consumer, Non - Cyclical - 18.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Term B 8.657% (SOFR + 3.750%) due 05/12/28 §	$ 2,541,964	$ 2,416,454
CoreLogic, Inc.
(2nd Lien) 11.375% (USD LIBOR + 6.500%) due 06/04/29 §	4,000,000	2,987,500
Term B 8.375% (USD LIBOR + 3.500%) due 06/02/28 §	422,627	361,611
Da Vinci Purchaser Corp. Term B 8.953% (USD LIBOR + 4.000%) due 01/08/27 §	1	1
Gainwell Acquisition Corp. Term B 8.998% (SOFR + 4.000%) due 10/01/27 § µ	3,209,369	3,058,930
Heartland Dental LLC (1st Lien) 8.590% (USD LIBOR + 3.750%) due 04/30/25 §	1,727,437	1,618,751
Mavis Tire Express Services Corp. Term B 8.922% (SOFR + 4.000%) due 05/04/28 §	3,267,549	3,211,900
Midwest Veterinary Partners LLC 8.840% (USD LIBOR + 4.000%) due 04/27/28 §	6,628,569	6,142,476
Packaging Coordinators Midco, Inc. (1st Lien) 8.659% (USD LIBOR + 3.500%) due 11/30/27 §	2,170,637	2,127,767
Pathway Vet Alliance LLC Term B 8.590% (USD LIBOR + 3.750%) due 03/31/27 §	8,050,611	7,091,727
PECF USS Intermediate Holding III Corp. Term B 9.090% (USD LIBOR + 4.250%) due 12/15/28 §	1,234,375	1,044,590
PetVet Care Centers LLC Term B3
(2nd Lien) 11.090% (USD LIBOR + 6.250%) due 02/13/26 §	5,000,000	4,483,335
Term B 8.090% (USD LIBOR + 3.250%) due 02/14/25 §	1,353,043	1,304,417
Term B3 8.340% (USD LIBOR + 3.500%) due 02/14/25 §	3,491,193	3,393,003
Spin Holdco, Inc. Term B 8.986% (USD LIBOR + 4.000%) due 03/04/28 §	3,143,396	2,654,205
Sunshine Luxembourg VII SARL Term B3 (Luxembourg) 8.909% (USD LIBOR + 3.750%) due 10/01/26 § µ	6,714,960	6,659,199
Team Health Holdings, Inc. Term B 10.057% (SOFR + 5.250%) due 03/02/27 §	3,998,816	2,792,505
Verscend Holding Corp. Term B 8.840% (USD LIBOR + 4.000%) due 08/27/25 § µ	5,984,772	5,987,016

		57,335,387

Financial - 11.1%
Acrisure LLC Term B 9.090% (USD LIBOR + 4.250%) due 02/15/27 § µ	5,674,965	5,578,020

	Principal Amount	Value
Apex Group Treasury LLC
Term B 8.556% (USD LIBOR + 3.750%) due 07/27/28 § µ	$ 3,989,873	$ 3,880,152
9.658% (SOFR + 5.000%) due 07/27/28 § µ	2,500	2,494
AssuredPartners, Inc. Term B 8.340% (USD LIBOR + 3.500%) due 02/12/27 §	3,352,254	3,324,969
Deerfield Dakota Holding LLC (2nd Lien) 11.909% (USD LIBOR + 6.750%) due 04/07/28 §	10,460,000	9,682,038
HUB International Ltd.
Term B 7.818% (USD LIBOR + 3.000%) due 04/25/25 § µ	5,984,293	5,974,431
8.692% (SOFR + 4.000%) due 11/10/29 § µ	845,344	844,522
Term B3 8.058% (USD LIBOR + 3.250%) due 04/25/25 §	1,994,898	1,993,340
Hyperion Refinance Sarl Term B (United Kingdom) 8.806% (SOFR+4.000%) due 03/24/30 § ±	750,000	746,250
USI, Inc. Term B 8.648% (SOFR + 3.750%) due 11/22/29 § µ	3,241,855	3,237,802

		35,264,018

Industrial – 16.0%
ASP LS Acquisition Corp 9.659% (USD LIBOR + 4.500%) due 05/07/28 § µ	2,575,887	2,224,922
Charter NEX US, Inc. 8.672% (SOFR + 3.750%) due 12/01/27 §	3,000,000	2,968,125
Crosby US Acquisition Corp. 9.751% (SOFR + 5.000%) due 06/27/26 § ±	500,000	485,000
Term B 9.601% (SOFR + 4.750%) due 06/26/26 § µ	748,057	725,148
Dynasty Acquisition Co., Inc.
Term B1 8.407% (SOFR + 3.500%) due 04/06/26 § µ	2,594,677	2,543,964
Term B2 8.407% (SOFR + 3.500%) due 04/06/26 § µ	1,394,987	1,367,722
Engineered Components & Systems LLC Term B 10.709% (USD LIBOR + 6.000%) due 08/02/28 § ±	578,535	535,145
Filtration Group Corp. (1st Lien) 7.840% (USD LIBOR + 3.000%) due 03/29/25 § µ	1,994,537	1,992,044
Flynn Canada Term B (Canada) 9.375% (USD LIBOR + 4.500%) due 07/31/28 § ±	633,343	595,343
KKR Apple Bidco LLC 7.590% (USD LIBOR + 2.750%) due 09/23/28 §	997,475	988,902
LABL, Inc. (1st Lien) 9.840% (USD LIBOR + 5.000%) due 10/29/28 § µ	3,783,350	3,669,589
LTI Holdings, Inc. (1st Lien) 8.340% (USD LIBOR + 3.500%) due 09/06/25 § µ	3,161,707	3,055,986

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Pretium PKG Holdings, Inc.
(1st Lien) 7.743% (USD LIBOR + 4.000%) due 10/02/28 §	$ 1,341,604	$ 1,065,138
(2nd Lien) 11.538% (USD LIBOR + 6.750%) due 10/01/29 §	1,250,000	802,735
Pro Mach Group, Inc. Term B 8.840% (USD LIBOR + 4.000%) due 08/31/28 §	1,689,829	1,684,549
Proampac PG Borrower LLC Term B 7.829% (USD LIBOR + 3.750%) due 11/03/25 § µ	3,987,418	3,917,638
Roper Industrial Products Investment Co. LLC 8.927% (SOFR + 4.500%) due 11/22/29 §	4,500,000	4,473,000
SPX FLOW, Inc. Term B 7.634% (SOFR + 4.500%) due 04/05/29 §	4,426,671	4,244,071
Star US Bidco LLC Term B 9.090% (USD LIBOR + 4.250%) due 03/17/27 §	2,674,913	2,599,681
Titan Acquisition Ltd. Term B (Canada) 8.151% (USD LIBOR + 3.000%) due 03/28/25 § µ	1,496,063	1,422,819
TransDigm, Inc.
Term H 8.148% (SOFR + 3.250%) due 02/22/27 § µ	6,241,902	6,255,947
Term I 7.825% (SOFR + 3.250%) due 08/24/28 § µ	2,000,000	1,997,362
WP CPP Holdings LLC Term B 8.575% (USD LIBOR + 3.750%) due 04/30/25 §	1,175,103	1,076,100

		50,690,930

Technology - 20.1%
Applied Systems, Inc.
(1st Lien) 9.398% (SOFR + 4.500%) due 09/18/26 §	2,866,075	2,865,479
(2nd Lien) 11.648% (SOFR + 6.750%) due 09/17/27 §	3,653,223	3,666,922
AthenaHealth Group, Inc.
Term B 8.160% (SOFR + 3.500%) due 02/15/29 § f	109,162	101,794
8.259% (SOFR + 3.500%) due 02/15/29 § µ	888,599	828,619
Azalea Topco Inc. Term B 8.340% (USD LIBOR + 3.500%) due 07/24/26 § µ	249,354	233,665
Central Parent Inc. Term B 9.148% (SOFR + 4.250%) due 07/06/29 § µ	1,496,250	1,494,513
Epicor Software Corp. (2nd Lien) 12.590% (USD LIBOR + 7.750%) due 07/31/28 §	10,002,673	9,977,667
Finastra USA, Inc. (1st Lien) 8.325% (USD LIBOR + 3.500%) due 06/13/24 §	4,796,325	4,513,543
Peraton Corp
(2nd Lien) 12.651% (USD LIBOR + 7.750%) due 02/01/29 §	1,241,617	1,207,472
Term B 8.590% (USD LIBOR + 3.750%) due 02/01/28 §	2,198,387	2,172,556

	Principal Amount	Value
Polaris Newco LLC Term B 9.159% (USD LIBOR + 4.000%) due 06/02/28 §	$ 5,862,122	$ 5,360,910
RealPage, Inc. (2nd Lien) 11.340% (USD LIBOR + 6.500%) due 04/23/29 §	13,575,549	12,854,348
Sophia LP (2nd Lien) 13.159% (USD LIBOR + 8.000%) due 10/09/28 §	4,750,000	4,732,188
Sovos Compliance LLC Term B 9.340% (USD LIBOR + 4.500%) due 08/11/28 §	5,383,223	5,107,332
Tempo Acquisition LLC Term B 7.807% (SOFR + 3.000%) due 08/31/28 § µ	2,992,424	2,992,798
UKG, Inc.
8.271% (USD LIBOR + 3.250%) due 05/04/26 § µ	2,817,669	2,749,239
Term B 8.575% (USD LIBOR + 3.750%) due 05/04/26 § µ	1,465,650	1,430,841
Ultimate Software Group, Inc. (2nd Lien) 10.473% (USD LIBOR + 5.250%) due 05/03/27 §	1,750,000	1,688,750

		63,978,636

Total Senior Loan Notes (Cost $276,077,613)		267,356,706

SHORT-TERM INVESTMENT - 6.2%
Repurchase Agreement - 6.2%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $19,756,675; collateralized by U.S. Treasury Notes: 2.875% due 06/15/2025 and value $20,144,397)	19,749,351	19,749,351

Total Short-Term Investment (Cost $19,749,351)		19,749,351

TOTAL INVESTMENTS - 103.5% (Cost $337,955,347)		328,062,888

OTHER ASSETS & LIABILITIES, NET - (3.5%)		(10,950,681)

NET ASSETS - 100.0%		$317,112,207

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$10,234,271	$10,234,271	$-	$-
	Corporate Bonds & Notes	30,722,560	-	30,722,560	-
	Senior Loan Notes	267,356,706	-	258,397,518	8,959,188
	Short-Term Investment	19,749,351	-	19,749,351	-

	Total	$328,062,888	$10,234,271	$308,869,429	$8,959,188

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended March 31, 2023:

Senior Loan Notes
Value, Beginning of Period	$33,014,103
Purchases	1,150,000
Sales (Includes Paydowns)	(24,384,999)
Accrued Discounts (Premiums)	24,174
Net Realized Gains (Losses)	(614,527)
Change in Net Unrealized Appreciation (Depreciation)	1,154,437
Transfers In	6,272,450
Transfers Out	(7,656,450)

Value, End of Period	$8,959,188

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$216,159

The table below shows transfers to/from Level 3:

Amount	Level Transfer		Change in Fair Valuation Measurement Inputs
Transferred	From	To	From	To

$6,272,450	2	3	Vendor Price (Observable Inputs)	Unobservable Single Broker Quote
7,656,450	3	2	Unobservable Single Broker Quote	Vendor Price (Observable Inputs)

All other significant unobservable inputs used to value Senior Loan Notes with the aggregate value of $8,959,188 were provided by a single broker quote. Significant changes to a single broker quote would have direct and proportional changes to the fair value of the security.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%
Industrial - 0.0%
TNT Crane & Rigging, Inc. *	11,518	$92,144

Total Common Stocks (Cost $4,391,414)		92,144

	Principal Amount
CORPORATE BONDS & NOTES - 87.0%
Basic Materials - 5.5%
Constellium SE
5.625% due 06/15/28 ~	$1,250,000	1,181,545
5.875% due 02/15/26 ~	292,000	292,584
Hecla Mining Co. 7.250% due 02/15/28	6,550,000	6,623,393
Herens Holdco SARL (Luxembourg) 4.750% due 05/15/28 ~	5,975,000	4,816,238
INEOS Quattro Finance 2 PLC (United Kingdom) 3.375% due 01/15/26 ~	4,600,000	4,174,136
JW Aluminum Continuous Cast Co. 10.250% due 06/01/26 ~	1,250,000	1,257,994
Novelis Corp.
3.875% due 08/15/31 ~	2,925,000	2,467,881
4.750% due 01/30/30 ~	4,333,000	3,986,360
Perenti Finance Pty Ltd. (Australia) 6.500% due 10/07/25 ~	3,550,000	3,447,938
South32 Treasury Ltd. (Australia) 4.350% due 04/14/32 ~	4,500,000	4,016,606
SPCM SA (France) 3.375% due 03/15/30 ~	5,250,000	4,336,950
TMS International Corp. 6.250% due 04/15/29 ~	6,925,000	5,347,010

		41,948,635

Communications - 12.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~	1,850,000	1,514,836
4.250% due 01/15/34 ~	1,450,000	1,135,618
4.750% due 03/01/30 ~	8,400,000	7,287,000
5.000% due 02/01/28 ~	675,000	623,508
5.375% due 06/01/29 ~	11,700,000	10,756,161
6.375% due 09/01/29 ~	2,225,000	2,126,878
Ciena Corp. 4.000% due 01/31/30 ~	4,200,000	3,657,780
Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/27 ~	4,450,000	3,998,503
7.750% due 04/15/28 ~	275,000	206,498
Cogent Communications Group, Inc. 7.000% due 06/15/27 ~	2,675,000	2,654,670
CommScope Technologies LLC 6.000% due 06/15/25 ~	5,521,000	5,204,845
CommScope, Inc.
4.750% due 09/01/29 ~	1,025,000	855,363
8.250% due 03/01/27 ~	700,000	574,000
CSC Holdings LLC
3.375% due 02/15/31 ~	3,300,000	2,285,910
4.625% due 12/01/30 ~	2,400,000	1,185,720
5.250% due 06/01/24	1,100,000	1,062,754
5.375% due 02/01/28 ~	650,000	533,134
5.750% due 01/15/30 ~	2,300,000	1,213,250
6.500% due 02/01/29 ~	6,550,000	5,445,785
7.500% due 04/01/28 ~	625,000	399,000

	Principal Amount	Value
DISH Network Corp. 11.750% due 11/15/27 ~	$ 8,425,000	$ 8,181,138
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~	2,250,000	1,954,980
5.875% due 10/15/27 ~	1,175,000	1,069,250
8.625% due 03/15/31 ~	2,400,000	2,352,684
Level 3 Financing, Inc.
3.625% due 01/15/29 ~	1,925,000	1,066,373
3.750% due 07/15/29 ~	575,000	307,320
4.625% due 09/15/27 ~	6,650,000	4,004,297
10.500% due 05/15/30	577,500	552,234
Lumen Technologies, Inc. 4.000% due 02/15/27 ~	4,000,000	2,643,660
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250% due 01/15/29 ~	1,250,000	1,038,906
5.000% due 08/15/27 ~	4,725,000	4,261,666
Sirius XM Radio, Inc. 3.875% due 09/01/31 ~	2,425,000	1,887,826
Sprint Capital Corp. 8.750% due 03/15/32	3,500,000	4,264,960
Uber Technologies, Inc. 8.000% due 11/01/26 ~	6,075,000	6,234,165

		92,540,672

Consumer, Cyclical - 17.8%
American Airlines Pass-Through Trust Class B
3.950% due 07/11/30	1,400,985	1,232,904
5.250% due 01/15/24	2,314,858	2,267,493
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.750% due 04/20/29 ~	3,170,000	3,044,154
Aramark Services, Inc. 6.375% due 05/01/25 ~	5,935,000	5,984,023
Boyd Gaming Corp. 4.750% due 06/15/31 ~	6,363,000	5,784,603
Caesars Entertainment, Inc. 8.125% due 07/01/27 ~	6,275,000	6,406,147
Cedar Fair LP 5.250% due 07/15/29	6,250,000	5,833,719
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./ Millennium Op 6.500% due 10/01/28	1,775,000	1,724,164
Clarios Global LP/Clarios US Finance Co.
6.250% due 05/15/26 ~	1,350,000	1,348,157
8.500% due 05/15/27 ~	1,175,000	1,181,609
Empire Resorts, Inc. 7.750% due 11/01/26 ~	1,100,000	911,379
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625% due 01/15/29 ~	2,450,000	2,153,183
6.750% due 01/15/30 ~	3,650,000	3,006,250
Ford Motor Co.
3.250% due 02/12/32	11,400,000	8,975,979
4.750% due 01/15/43	2,500,000	1,920,550
6.100% due 08/19/32	1,625,000	1,576,999
Ford Motor Credit Co. LLC
3.375% due 11/13/25	600,000	563,169
4.950% due 05/28/27	1,200,000	1,146,360
Foundation Building Materials, Inc. 6.000% due 03/01/29 ~	4,400,000	3,493,325
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.875% due 07/01/31 ~	3,675,000	3,141,794
5.000% due 06/01/29 ~	2,775,000	2,467,711
Jacobs Entertainment, Inc. 6.750% due 02/15/29 ~	4,950,000	4,329,322
Las Vegas Sands Corp. 3.900% due 08/08/29	4,950,000	4,472,969
LBM Acquisition LLC 6.250% due 01/15/29 ~	3,825,000	2,931,845

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
LGI Homes, Inc. 4.000% due 07/15/29 ~	$ 6,550,000	$ 5,328,360
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	6,918,000	5,131,491
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~	2,350,000	2,002,976
4.750% due 01/15/28	4,450,000	3,982,261
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/29 ~	5,250,000	4,570,013
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~	2,700,000	2,419,983
3.875% due 01/15/28 ~	900,000	837,873
4.000% due 10/15/30 ~	8,150,000	6,995,960
4.375% due 01/15/28 ~	2,700,000	2,495,232
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125% due 04/01/26 ~	2,475,000	2,325,931
PetSmart, Inc./PetSmart Finance Corp. 4.750% due 02/15/28 ~	750,000	704,738
Royal Caribbean Cruises Ltd.
7.250% due 01/15/30 ~	925,000	931,614
9.250% due 01/15/29 ~	2,675,000	2,844,769
11.625% due 08/15/27 ~	900,000	967,500
Scientific Games International, Inc. 7.000% due 05/15/28 ~	1,350,000	1,337,816
SeaWorld Parks & Entertainment, Inc. 5.250% due 08/15/29 ~	5,700,000	5,151,261
Six Flags Entertainment Corp.
4.875% due 07/31/24 ~	3,000,000	2,957,827
5.500% due 04/15/27 ~	1,125,000	1,091,644
STL Holding Co. LLC 7.500% due 02/15/26 ~	4,400,000	3,869,008
Viking Cruises Ltd.
6.250% due 05/15/25 ~	1,245,000	1,170,852
7.000% due 02/15/29 ~	1,775,000	1,524,281
Viking Ocean Cruises Ship VII Ltd. 5.625% due 02/15/29 ~	275,000	236,328

		134,775,526

Consumer, Non-Cyclical - 14.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500% due 03/15/29 ~	1,350,000	1,175,896
4.625% due 01/15/27 ~	550,000	532,455
5.875% due 02/15/28 ~	8,375,000	8,332,287
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000% due 06/01/29 ~	1,250,000	934,506
6.625% due 07/15/26 ~	250,000	240,500
9.750% due 07/15/27 ~	10,200,000	9,100,950
Avantor Funding, Inc.
3.875% due 11/01/29 ~	500,000	447,960
4.625% due 07/15/28 ~	3,975,000	3,769,930
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~	4,275,000	2,526,097
6.125% due 02/01/27 ~	550,000	356,521
11.000% due 09/30/28 ~	2,787,000	2,064,721
Central Garden & Pet Co. 4.125% due 04/30/31 ~	4,925,000	4,257,515
Charles River Laboratories International, Inc.
3.750% due 03/15/29 ~	825,000	733,142
4.000% due 03/15/31 ~	3,100,000	2,715,272
4.250% due 05/01/28 ~	3,350,000	3,139,285
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~	1,305,000	964,787
5.250% due 05/15/30 ~	450,000	353,408
5.625% due 03/15/27 ~	3,100,000	2,724,714
6.125% due 04/01/30 ~	1,050,000	633,707
CoreLogic, Inc. 4.500% due 05/01/28 ~	4,500,000	3,418,582
Garda World Security Corp. (Canada)
6.000% due 06/01/29 ~	1,100,000	875,914

	Principal Amount	Value
9.500% due 11/01/27 ~	$ 3,117,000	$ 2,960,433
Hertz Corp. 5.000% due 12/01/29 ~	4,450,000	3,690,563
Lamb Weston Holdings, Inc.
4.125% due 01/31/30 ~	1,325,000	1,213,627
4.375% due 01/31/32 ~	4,250,000	3,858,183
Medline Borrower LP 3.875% due 04/01/29 ~	1,975,000	1,715,603
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~	975,000	776,051
5.750% due 11/01/28 ~	5,550,000	3,998,297
Option Care Health, Inc. 4.375% due 10/31/29 ~	4,350,000	3,846,334
PECF USS Intermediate Holding III Corp. 8.000% due 11/15/29 ~	4,800,000	3,193,416
Performance Food Group, Inc. 4.250% due 08/01/29 ~	6,475,000	5,821,395
Pilgrim’s Pride Corp. 4.250% due 04/15/31	2,800,000	2,472,330
Post Holdings, Inc. 4.625% due 04/15/30 ~	6,600,000	5,921,190
Select Medical Corp. 6.250% due 08/15/26 ~	6,550,000	6,360,083
Tenet Healthcare Corp.
4.250% due 06/01/29	1,525,000	1,381,055
4.375% due 01/15/30	1,950,000	1,751,880
4.625% due 06/15/28	675,000	623,420
6.125% due 10/01/28	4,075,000	3,909,331
6.125% due 06/15/30 ~	575,000	567,755
6.250% due 02/01/27	1,275,000	1,255,238
US Foods, Inc. 4.625% due 06/01/30 ~	6,850,000	6,185,804

		110,800,137

Energy - 10.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% due 06/15/29 ~	6,600,000	6,219,250
Antero Resources Corp.
5.375% due 03/01/30 ~	2,550,000	2,375,006
7.625% due 02/01/29 ~	1,961,000	2,007,044
Archrock Partners LP/Archrock Partners Finance Corp.
6.250% due 04/01/28 ~	625,000	600,600
6.875% due 04/01/27 ~	3,200,000	3,143,120
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875% due 06/30/29 ~	4,550,000	4,019,902
Callon Petroleum Co. 7.500% due 06/15/30 ~	2,025,000	1,905,454
Cheniere Energy Partners LP
4.000% due 03/01/31	1,425,000	1,269,647
4.500% due 10/01/29	1,000,000	929,946
Comstock Resources, Inc. 5.875% due 01/15/30 ~	3,225,000	2,773,719
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% due 06/15/31 ~	5,575,000	5,017,611
Crescent Energy Finance LLC 9.250% due 02/15/28 ~	925,000	887,773
Endeavor Energy Resources LP/EER Finance, Inc. 5.750% due 01/30/28 ~	6,375,000	6,333,499
EnLink Midstream LLC 6.500% due 09/01/30 ~	4,725,000	4,783,117
EQM Midstream Partners LP
5.500% due 07/15/28	1,525,000	1,387,079
6.000% due 07/01/25 ~	340,000	336,539
6.500% due 07/01/27 ~	2,200,000	2,134,726
7.500% due 06/01/27 ~	50,000	50,249
7.500% due 06/01/30 ~	50,000	48,497
Genesis Energy LP/Genesis Energy Finance Corp.
7.750% due 02/01/28	4,420,000	4,290,841
8.875% due 04/15/30	150,000	152,010

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
ITT Holdings LLC 6.500% due 08/01/29 ~	$ 4,100,000	$ 3,465,402
Occidental Petroleum Corp. 6.125% due 01/01/31	4,500,000	4,673,318
Range Resources Corp. 8.250% due 01/15/29	2,200,000	2,320,890
SM Energy Co. 6.500% due 07/15/28	775,000	740,249
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% due 12/31/30 ~	2,500,000	2,237,513
6.000% due 09/01/31 ~	2,425,000	2,147,476
Tap Rock Resources LLC 7.000% due 10/01/26 ~	4,625,000	4,055,977
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% due 01/15/32	2,850,000	2,487,067
5.000% due 01/15/28	1,350,000	1,306,624
USA Compression Partners LP/USA Compression Finance Corp. 6.875% due 09/01/27	1,350,000	1,291,349
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~	975,000	880,328
3.875% due 11/01/33 ~	5,415,000	4,554,800
4.125% due 08/15/31 ~	975,000	857,600
6.250% due 01/15/30 ~	200,000	201,696

		81,885,918

Financial - 3.9%
Avolon Holdings Funding Ltd. (Ireland)
2.750% due 02/21/28 ~	3,500,000	2,924,264
3.250% due 02/15/27 ~	1,500,000	1,332,620
Howard Hughes Corp.
4.375% due 02/01/31 ~	5,575,000	4,495,011
5.375% due 08/01/28 ~	3,425,000	3,123,942
Iron Mountain, Inc.
4.500% due 02/15/31 ~	650,000	559,195
4.875% due 09/15/29 ~	3,450,000	3,104,586
5.000% due 07/15/28 ~	925,000	861,744
5.250% due 03/15/28 ~	700,000	667,761
OneMain Finance Corp. 7.125% due 03/15/26	5,100,000	4,907,730
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875% due 05/15/29 ~	5,400,000	4,651,911
VICI Properties LP/VICI Note Co., Inc. REIT
3.750% due 02/15/27 ~	1,750,000	1,617,114
4.625% due 12/01/29 ~	1,375,000	1,252,948

		29,498,826

Industrial - 17.5%
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	710,980	544,753
BWX Technologies, Inc.
4.125% due 06/30/28 ~	7,350,000	6,626,903
4.125% due 04/15/29 ~	2,050,000	1,820,334
Cargo Aircraft Management, Inc. 4.750% due 02/01/28 ~	6,175,000	5,528,292
Chart Industries, Inc.
7.500% due 01/01/30 ~	2,525,000	2,612,037
9.500% due 01/01/31 ~	2,325,000	2,455,095
Clean Harbors, Inc. 6.375% due 02/01/31 ~	4,525,000	4,621,382
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 ~	1,575,000	1,517,355
8.750% due 04/15/30 ~	1,125,000	1,023,671

	Principal Amount	Value
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/29 ~	$ 4,800,000	$4,181,035
GFL Environmental, Inc. (Canada)
3.500% due 09/01/28 ~	7,050,000	6,386,842
3.750% due 08/01/25 ~	25,000	24,051
4.000% due 08/01/28 ~	1,050,000	954,944
4.375% due 08/15/29 ~	2,850,000	2,554,597
4.750% due 06/15/29 ~	550,000	514,250
Husky III Holding Ltd. (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	5,374,000	4,554,465
LABL, Inc.
5.875% due 11/01/28 ~	6,050,000	5,387,164
6.750% due 07/15/26 ~	1,850,000	1,785,800
8.250% due 11/01/29 ~	1,825,000	1,559,645
9.500% due 11/01/28 ~	200,000	202,000
Madison IAQ LLC
4.125% due 06/30/28 ~	1,900,000	1,645,619
5.875% due 06/30/29 ~	4,075,000	3,151,972
Masco Corp. 7.750% due 08/01/29	864,000	968,540
Mauser Packaging Solutions Holding Co.
7.875% due 08/15/26 ~	925,000	925,837
9.250% due 04/15/27 ~	5,700,000	5,272,500
OT Merger Corp. 7.875% due 10/15/29 ~	5,800,000	3,460,209
Owens-Brockway Glass Container, Inc.
5.375% due 01/15/25 ~	4,670,000	4,601,117
5.875% due 08/15/23 ~	2,259,000	2,257,713
Pentair Finance SARL 5.900% due 07/15/32	4,750,000	4,921,910
Rand Parent LLC 8.500% due 02/15/30 ~	2,725,000	2,564,429
Sealed Air Corp./Sealed Air Corp. 6.125% due 02/01/28 ~	4,800,000	4,858,560
Sensata Technologies BV 4.000% due 04/15/29 ~	1,600,000	1,447,000
Sensata Technologies, Inc. 4.375% due 02/15/30 ~	4,800,000	4,379,226
Spirit AeroSystems, Inc. 9.375% due 11/30/29 ~	1,775,000	1,939,187
SPX FLOW, Inc. 8.750% due 04/01/30 ~	5,225,000	4,515,027
Standard Industries, Inc.
3.375% due 01/15/31 ~	650,000	523,133
4.750% due 01/15/28 ~	4,875,000	4,561,026
TK Elevator Holdco GmbH (Germany) 7.625% due 07/15/28 ~	5,831,000	5,044,625
TK Elevator US Newco, Inc. (Germany) 5.250% due 07/15/27 ~	3,150,000	2,978,026
TransDigm UK Holdings PLC 6.875% due 05/15/26	2,650,000	2,612,834
TransDigm, Inc.
4.625% due 01/15/29	1,325,000	1,179,303
4.875% due 05/01/29	1,700,000	1,506,517
5.500% due 11/15/27	2,175,000	2,053,206
6.250% due 03/15/26 ~	4,075,000	4,082,844
6.750% due 08/15/28 ~	1,375,000	1,390,469
8.000% due 12/15/25 ~	3,925,000	4,001,047
Triumph Group, Inc. 9.000% due 03/15/28 ~	800,000	801,840

		132,498,331

Technology - 1.9%
Entegris Escrow Corp. 4.750% due 04/15/29 ~	3,575,000	3,383,068
Entegris, Inc.
3.625% due 05/01/29 ~	1,100,000	950,466
4.375% due 04/15/28 ~	5,225,000	4,726,312

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Open Text Corp. (Canada) 3.875% due 12/01/29 ~	$ 950,000	$ 800,750
Open Text Holdings, Inc. (Canada) 4.125% due 12/01/31 ~	3,400,000	2,808,349
Rackspace Technology Global, Inc. 3.500% due 02/15/28 ~	2,925,000	1,524,744

		14,193,689

Utilities - 2.8%
Atlantica Sustainable Infrastructure PLC (Spain) 4.125% due 06/15/28 ~	600,000	539,040
Calpine Corp. 5.125% due 03/15/28 ~	7,100,000	6,510,063
Clearway Energy Operating LLC 3.750% due 02/15/31 ~	5,500,000	4,748,700
Vistra Operations Co. LLC
4.375% due 05/01/29 ~	5,350,000	4,744,301
5.000% due 07/31/27 ~	4,800,000	4,545,144

		21,087,248

Total Corporate Bonds & Notes (Cost $717,306,768)		659,228,982

SENIOR LOAN NOTES - 2.1%
Consumer, Cyclical - 2.1%
K-Mac Holdings Corp. (2nd Lien) 11.602% (USD LIBOR + 6.750%) due 07/30/29 §	1,750,000	1,624,583
PetSmart, Inc. Term B 8.657% (SOFR + 3.750%) due 02/11/28 §	8,000,000	7,948,336
SRS Distribution, Inc. Term B 8.340% (USD LIBOR + 3.500%) due 06/02/28 §	4,000,000	3,865,000
Tacala LLC (2nd Lien) 12.340% (USD LIBOR + 7.500%) due 02/04/28 §	2,250,000	2,062,980

		15,500,899

Technology - 0.0%
Ultimate Software Group, Inc. 8.271% (USD LIBOR + 3.250%) due 05/04/26 §	244,411	238,475

Total Senior Loan Notes (Cost $16,134,341)		15,739,374

ASSET-BACKED SECURITIES - 5.1%
AIG CLO LLC 11.408% (USD LIBOR + 6.600%) due 04/20/32 § ~	500,000	462,275
AIMCO CLO (Cayman) 11.392% (USD LIBOR + 6.600%) due 10/17/34 § ~	500,000	457,464
AIMCO CLO 10 Ltd. (Cayman) 10.765% (USD LIBOR + 5.950%) due 07/22/32 § ~	2,200,000	2,018,674
Benefit Street Partners CLO V-B Ltd. (Cayman) 10.758% (USD LIBOR + 5.950%) due 04/20/31 § ~	1,250,000	1,069,020
Benefit Street Partners CLO XVI Ltd. (Cayman) 11.492% (USD LIBOR + 6.700%) due 01/17/32 § ~	4,000,000	3,582,372

	Principal Amount	Value
Burnham Park Clo Ltd. (Cayman) 10.208% (USD LIBOR + 5.400%) due 10/20/29 § ~	$ 500,000	$ 423,743
CarVal CLO III Ltd. (Cayman) 11.248% (USD LIBOR + 6.440%) due 07/20/32 § ~	3,975,000	3,443,600
CIFC Funding Ltd. (Cayman)
10.942% (USD LIBOR + 6.150%) due 01/15/32 § ~	1,000,000	909,977
12.192% (USD LIBOR + 7.400%) due 01/16/33 § ~	4,550,000	4,262,143
Dryden 55 CLO Ltd. (Cayman)
10.192% (USD LIBOR + 5.400%) due 04/15/31 § ~	1,000,000	835,739
11.992% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	169,938
Goldentree Loan Opportunities X Ltd. 10.458% (USD LIBOR + 5.650%) due 07/20/31 § ~	750,000	673,775
Magnetite VIII Ltd. (Cayman) 12.232% (USD LIBOR + 7.440%) due 04/15/31 § ~	2,000,000	1,701,951
Magnetite XXIII Ltd. (Cayman) 11.118% (USD LIBOR + 6.300%) due 01/25/35 § ~	500,000	463,918
Magnetite Xxix Ltd. (Cayman) 10.542% (USD LIBOR + 5.750%) due 01/15/34 § ~	3,950,000	3,604,622
Neuberger Berman Loan Advisers CLO 24 Ltd. (Cayman) 10.818% (USD LIBOR + 6.020%) due 04/19/30 § ~	2,500,000	2,175,433
Neuberger Berman Loan Advisers CLO 30 Ltd. (Cayman) 11.008% (USD LIBOR + 6.200%) due 01/20/31 § ~	2,250,000	2,015,261
Neuberger Berman Loan Advisers CLO 31 Ltd. (Cayman) 11.308% (USD LIBOR + 6.500%) due 04/20/31 § ~	2,500,000	2,239,403
Neuberger Berman Loan Advisers CLO 35 Ltd. (Cayman) 11.798% (USD LIBOR + 7.000%) due 01/19/33 § ~	2,100,000	1,916,059
Parallel Ltd. (Cayman) 12.008% (USD LIBOR + 7.200%) due 10/20/34 § ~	2,000,000	1,749,624
Rad CLO 2 Ltd. (Cayman)
10.792% (USD LIBOR + 6.000%) due 10/15/31 § ~	3,600,000	3,163,066
12.242% (USD LIBOR + 7.450%) due 10/15/31 § ~	1,750,000	1,216,732
RR 19 Ltd. (Cayman) 11.292% (USD LIBOR + 6.500%) due 10/15/35 § ~	625,000	561,476

Total Asset-Backed Securities (Cost $43,190,370)		39,116,265

SHORT-TERM INVESTMENT - 5.1%
Repurchase Agreement - 5.1%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $38,438,094; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $39,192,344)	38,423,845	38,423,845

Total Short-Term Investment (Cost $38,423,845)		38,423,845

TOTAL INVESTMENTS - 99.3% (Cost $819,446,738)		752,600,610

OTHER ASSETS & LIABILITIES, NET - 0.7%		5,100,955

NET ASSETS - 100.0%		$757,701,565

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$92,144	$-	$92,144	$-
	Corporate Bonds & Notes	659,228,982	-	659,228,982	-
	Senior Loan Notes	15,739,374	-	15,739,374	-
	Asset-Backed Securities	39,116,265	-	39,116,265	-
	Short-Term Investment	38,423,845	-	38,423,845	-

	Total	$752,600,610	$-	$752,600,610	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 3.1%
Consumer, Cyclical - 0.1%
Toyota Tsusho Corp. (Japan) 3.625% due 09/13/23 ~	$500,000	$496,533

Financial - 3.0%
Avolon Holdings Funding Ltd. (Ireland) 2.528% due 11/18/27 ~	6,000	5,082
Bank of America Corp. 5.875% due 03/15/28	410,000	369,410
Credit Suisse Group AG (Switzerland)
0.650% due 01/14/28 ~	EUR 100,000	90,244
3.288% (EUR LIBOR + 1.000%) due 01/16/26 § ~	100,000	101,126
7.750% due 03/01/29 ~	100,000	118,762
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43	DKK 1,810,813	203,518
1.000% due 10/01/50 ~	23,107,994	2,493,511
1.000% due 10/01/53	5,520,698	550,153
1.500% due 10/01/53	3,338,068	365,056
2.500% due 10/01/47	693	90
Natwest Group PLC (United Kingdom)
4.519% due 06/25/24	$500,000	497,633
6.684% (USD LIBOR + 1.550%) due 06/25/24 §	700,000	699,487
Nordea Kredit Realkreditaktieselskab (Denmark)
0.500% due 10/01/43	DKK 719,422	80,707
1.000% due 10/01/50	8,517,547	862,581
1.000% due 10/01/50 ~	7,676,970	829,143
1.500% due 10/01/53	5,199,579	549,829
2.000% due 10/01/53	999,840	111,680
2.000% due 10/01/53 ~	199,902	23,410
2.500% due 10/01/47	347	45
Nykredit Realkredit AS (Denmark)
0.500% due 10/01/43 ~	5,426,996	608,324
1.000% due 10/01/50 ~	51,965,813	5,596,133
1.000% due 10/01/53 ~	2,321,091	243,910
1.500% due 10/01/53 ~	8,834,833	986,546
2.500% due 10/01/47 ~	1,865	244
Realkredit Danmark AS (Denmark)
1.000% due 10/01/50 ~	15,620,747	1,682,743
1.000% due 10/01/53 ~	7,146,203	720,775
1.500% due 10/01/53 ~	497,488	52,835
2.000% due 10/01/53 ~	1,595,114	178,440
2.500% due 04/01/47 ~	8,576	1,123
UniCredit SpA (Italy) 7.830% due 12/04/23 ~	$1,750,000	1,766,236

		19,788,776

Technology - 0.0%
VMware, Inc. 3.900% due 08/21/27	100,000	95,792

Total Corporate Bonds & Notes (Cost $27,175,927)		20,381,101

MORTGAGE-BACKED SECURITIES - 7.0%
Collateralized Mortgage Obligations - Commercial - 0.3%
BAMLL Commercial Mortgage Securities Trust 5.734% (USD LIBOR + 1.050%) due 09/15/38 § ~	500,000	467,253

	Principal Amount	Value
GS Mortgage Securities Corp. II 8.228% (SOFR + 3.400%) due 08/15/39 § ~	$ 1,600,000	$ 1,593,151

		2,060,404

Collateralized Mortgage Obligations - Residential - 1.9%
Angel Oak Mortgage Trust 1.469% due 06/25/65 § ~	256,449	231,615
Bear Stearns Adjustable Rate Mortgage Trust 4.962% due 01/25/35 §	74,050	62,144
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.205% (USD LIBOR + 0.360%) due 03/25/35 § ~	170,798	160,689
Citigroup Mortgage Loan Trust, Inc.
3.777% due 05/25/42 § ~	538,534	483,541
3.950% (UST + 2.400%) due 05/25/35 §	6,075	5,560
Eurosail-UK PLC (United Kingdom) 5.221% (SONIA + 1.069%) due 06/13/45 § ~	GBP 373,847	458,435
Fannie Mae REMICS
3.777% due 05/25/35 §	$203,099	206,241
4.677% (USD LIBOR + 0.060%) due 07/25/37 §	242,459	237,606
4.995% (USD LIBOR + 0.150%) due 08/25/34 §	14,301	14,013
5.195% (USD LIBOR + 0.350%) due 07/25/37 §	2,690	2,637
Freddie Mac 5.134% (USD LIBOR + 0.450%) due 09/15/42 §	595,376	580,505
Freddie Mac REMICS
3.806% (USD LIBOR + 0.350%) due 07/15/44 §	307,106	300,416
5.034% (USD LIBOR + 0.350%) due 01/15/47 §	964,538	931,904
Government National Mortgage Association REMICS
1.968% (USD LIBOR + 0.750%) due 04/20/67 §	561,243	560,924
3.858% (USD LIBOR + 0.150%) due 08/20/68 §	619,295	603,082
5.459% (SOFR + 0.900%) due 10/20/72 §	2,418,543	2,408,058
Great Hall Mortgages No 1 PLC (United Kingdom)
4.420% (SONIA + 0.249%) due 03/18/39 § ~	GBP 7,584	9,248
4.440% (SONIA + 0.269%) due 06/18/38 § ~	7,037	8,604
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	$123,043	125,971
GSR Mortgage Loan Trust 4.367% due 01/25/35 §	65,385	58,562
HarborView Mortgage Loan Trust 5.441% (USD LIBOR + 0.680%) due 06/20/35 §	1,675,336	1,471,903
Impac CMB Trust 5.845% (USD LIBOR + 1.000%) due 07/25/33 §	18,114	17,944
JP Morgan Mortgage Trust 4.183% due 07/25/35 §	34,155	32,321
Mellon Residential Funding Corp. Mortgage Pass-Through Certificate Trust
5.124% (USD LIBOR + 0.440%) due 12/15/30 §	58,080	53,831
5.384% (USD LIBOR + 0.700%) due 11/15/31 §	82,695	77,664
New Residential Mortgage Loan Trust 3.250% due 02/25/59 § ~	346,394	327,031

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage Securities 32 PLC (United Kingdom) 5.421% (SONIA + 1.250%) due 06/20/70 § ~	GBP 435,330	$ 536,256
Sequoia Mortgage Trust 5.461% (USD LIBOR + 0.700%) due 10/19/26 §	$47,069	44,536
Structured Adjustable Rate Mortgage Loan Trust 5.193% due 02/25/34 §	19,015	17,483
Structured Asset Mortgage Investments II Trust
5.261% (USD LIBOR + 0.500%) due 07/19/35 §	175,749	154,770
5.421% (USD LIBOR + 0.660%) due 10/19/34 §	79,490	73,401
Thornburg Mortgage Securities Trust 5.465% (USD LIBOR + 0.620%) due 06/25/44 §	1,072,744	952,303
Towd Point Mortgage Funding PLC (United Kingdom) 5.037% (SONIA + 1.144%) due 10/20/51	GBP 719,373	888,479
WaMu Mortgage Pass-Through Certificates Trust 2.806% due 08/25/35 §	$17,597	15,233

		12,112,910

Fannie Mae - 4.8%
due 05/12/52 #	7,500,000	7,350,812
due 06/25/52 #	15,668,000	14,993,601
due 04/13/53 #	8,400,000	8,661,844
3.175% (USD LIBOR + 0.675%) due 02/01/36 §	29,490	28,794
3.326% (USD LIBOR + 2.000%) due 04/01/35 §	82,883	80,972
3.522% (USD LIBOR + 1.272%) due 11/01/35 §	20,097	19,713
3.622% (USD LIBOR + 1.372%) due 12/01/34 §	17,232	16,966
3.663% (USD LIBOR + 1.538%) due 01/01/36 §	6,106	5,966
3.850% (USD LIBOR + 1.725%) due 05/01/35 §	754	738
3.993% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	70,177	67,016
4.030% (USD LIBOR + 1.780%) due 11/01/35 §	7,798	7,624
4.192% (USD LIBOR + 1.942%) due 09/01/35 §	165	162
4.394% (USD LIBOR + 1.644%) due 03/01/35 §	75,728	74,259
5.000% (US FED + 1.250%) due 08/01/24 §	1,108	1,099

		31,309,566

Freddie Mac - 0.0%
3.981% (USD LIBOR + 1.731%) due 08/01/35 §	1,211	1,194
4.350% (UST + 2.225%) due 01/01/34 §	34,773	34,866
4.815% (USD LIBOR + 1.815%) due 03/01/36 §	1,307	1,277

		37,337

Government National Mortgage Association - 0.0%
2.625% (UST + 1.500%) due 09/20/23 - 01/20/27 §	6,570	6,436
2.750% (UST + 1.500%) due 11/20/26 §	2,169	2,106

	Principal Amount	Value
2.875% (UST + 1.500%) due 05/20/23 §	$ 6	$ 6
3.000% (UST + 1.500%) due 10/20/24 - 12/20/26 §	5,018	4,903

		13,451

Total Mortgage-Backed Securities (Cost $46,071,574)		45,533,668

ASSET-BACKED SECURITIES - 9.4%
522 Funding CLO Ltd. (Cayman) 5.848% (USD LIBOR + 1.040%) due 10/20/31 § ~	1,100,000	1,081,850
ABFC Trust
5.445% (USD LIBOR + 0.600%) due 10/25/34 §	37,941	37,907
5.545% (USD LIBOR + 0.700%) due 06/25/34 §	924,214	869,311
ACAS CLO Ltd. (Cayman) 5.685% (USD LIBOR + 0.890%) due 10/18/28 § ~	345,089	341,165
ACE Securities Corp. Home Equity Loan Trust 5.625% (USD LIBOR + 0.780%) due 04/25/34 §	627,071	586,714
AMMC CLO 16 Ltd. (Cayman) 5.772% (USD LIBOR + 0.980%) due 04/14/29 § ~	378,676	378,429
Apidos CLO XXVI (Cayman) 5.695% (USD LIBOR + 0.900%) due 07/18/29 § ~	300,000	297,422
Apidos CLO XXVII (Cayman) 5.722% (USD LIBOR + 0.930%) due 07/17/30 § ~	300,000	296,454
Ares European CLO VI DAC (Ireland) 2.898% (EUR LIBOR + 0.610%) due 04/15/30 § ~	EUR 492,009	523,564
Ares European CLO X DAC (Ireland) 3.068% (EUR LIBOR + 0.780%) due 10/15/31 § ~	900,000	953,457
ARES L CLO Ltd. (Cayman) 5.842% (USD LIBOR + 1.050%) due 01/15/32 § ~	$810,000	798,139
ARES LII CLO Ltd. (Cayman) 5.865% (USD LIBOR + 1.050%) due 04/22/31 § ~	300,000	295,514
Atlas Senior Loan Fund Ltd. (Cayman) 5.942% (USD LIBOR + 1.150%) due 01/16/30 § ~	529,494	526,429
Barings CLO Ltd. (Cayman) 5.878% (USD LIBOR + 1.070%) due 01/20/32 § ~	1,500,000	1,480,903
BDS LLC 6.556% (SOFR + 1.800%) due 03/19/39 § ~	1,000,000	987,072
Benefit Street Partners CLO XVII Ltd. (Cayman) 5.872% (USD LIBOR + 1.080%) due 07/15/32 § ~	1,800,000	1,771,565
Black Diamond CLO Ltd. (Ireland) 3.202% (EUR LIBOR + 0.860%) due 01/20/32 § ~	EUR 547,328	583,832
Carlyle Euro CLO DAC (Ireland) 3.284% (EUR LIBOR + 0.630%) due 08/15/30 § ~	484,887	514,630
Carlyle Global Market Strategies CLO Ltd.
5.819% (USD LIBOR + 0.950%) due 08/14/30 § ~	$384,105	379,976
5.895% (USD LIBOR + 1.080%) due 04/22/32 § ~	500,000	491,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland) 3.404% (EUR LIBOR + 0.750%) due 11/15/31 § ~	EUR 1,700,000	$ 1,797,815
Catamaran CLO Ltd. (Cayman) 5.915% (USD LIBOR + 1.100%) due 04/22/30 § ~	$379,632	375,500
CBAM Ltd. (Cayman) 6.058% (USD LIBOR + 1.250%) due 07/20/30 § ~	588,323	576,246
CIFC Funding Ltd. (Cayman)
5.766% (USD LIBOR + 0.950%) due 10/24/30 § ~	387,508	382,907
5.795% (USD LIBOR + 1.000%) due 04/18/31 § ~	500,000	492,307
Citigroup Mortgage Loan Trust, Inc. 5.135% (USD LIBOR + 0.290%) due 09/25/36 § ~	267,955	253,693
Credit-Based Asset Servicing & Securitization LLC 3.948% (USD LIBOR + 1.050%) due 06/25/35 §	1,083,000	1,028,653
Crestline Denali CLO XIV Ltd. (Cayman) 5.955% (USD LIBOR + 1.140%) due 10/23/31 § ~	299,533	294,209
Crestline Denali CLO XV Ltd. (Cayman) 5.838% (USD LIBOR + 1.030%) due 04/20/30 § ~	343,220	338,783
Dryden 52 Euro CLO DAC (Ireland) 3.514% (EUR LIBOR + 0.860%) due 05/15/34 § ~	EUR 400,000	424,039
Dryden 60 CLO Ltd. (Cayman) 5.842% (USD LIBOR + 1.050%) due 07/15/31 § ~	$1,500,000	1,478,250
Dryden 64 CLO Ltd. (Cayman) 5.765% (USD LIBOR + 0.970%) due 04/18/31 § ~	600,000	592,364
Dryden XXVI Senior Loan Fund (Cayman) 5.692% (USD LIBOR + 0.900%) due 04/15/29 § ~	1,463,919	1,448,548
Freddie Mac Structured Pass-Through Certificates 5.105% (USD LIBOR + 0.260%) due 08/25/31 §	43,645	43,527
Gallatin CLO VIII Ltd. (Cayman) 5.169% (USD LIBOR + 1.090%) due 07/15/31 § ~	300,000	294,600
Goldentree Loan Management US Clo 2 Ltd. (Cayman) 5.718% (USD LIBOR + 0.910%) due 11/20/30 § ~	300,000	296,250
Goldentree Loan Opportunities XI Ltd. (Cayman) 5.865% (USD LIBOR + 1.070%) due 01/18/31 § ~	600,000	595,855
HalseyPoint CLO 3 Ltd. (Cayman) 6.252% (USD LIBOR + 1.450%) due 11/30/32 § ~	950,000	938,151
Harvest CLO XXII DAC (Ireland) 3.138% (EUR LIBOR + 0.850%) due 01/15/32 § ~	EUR 1,200,000	1,264,730
Home Equity Asset Trust
5.700% (USD LIBOR + 0.855%) due 08/25/34 §	$116,780	113,588
6.045% (USD LIBOR + 1.200%) due 07/25/35 §	1,000,000	952,210
KKR CLO 9 Ltd. (Cayman) 5.742% (USD LIBOR + 0.950%) due 07/15/30 § ~	260,764	257,850
LCM CLO XIII LP (Cayman) 5.668% (USD LIBOR + 0.870%) due 07/19/27 § ~	759,912	754,986

	Principal Amount	Value
LCM XV LP (Cayman) 5.808% (USD LIBOR + 1.000%) due 07/20/30 § ~	$ 1,195,845	$ 1,180,949
LCM XVIII LP (Cayman) 5.828% (USD LIBOR + 1.020%) due 04/20/31 § ~	1,000,000	986,934
LoanCore Issuer Ltd. (Cayman) 6.108% (SOFR + 1.550%) due 01/17/37 § ~	600,000	588,132
Madison Park Euro Funding IX DAC (Ireland) 3.168% (EUR LIBOR + 0.880%) due 07/15/35 § ~	EUR 1,000,000	1,045,298
Madison Park Funding XLI Ltd. (Cayman) 5.645% (USD LIBOR + 0.830%) due 04/22/27 § ~	$1,709,046	1,700,884
Madison Park Funding XXX Ltd. (Cayman) 5.542% (USD LIBOR + 0.750%) due 04/15/29 § ~	4,292,155	4,234,210
Magnetite CLO XVIII Ltd. (Cayman) 5.744% (USD LIBOR + 0.880%) due 11/15/28 § ~	273,744	271,143
Man GLG Euro CLO II DAC (Ireland) 3.158% (EUR LIBOR + 0.870%) due 01/15/30 § ~	EUR 123,795	132,179
Merrill Lynch Mortgage Investors Trust 5.565% (USD LIBOR + 0.720%) due 10/25/35 §	$622,129	578,937
MF1 LLC 6.906% (SOFR + 2.150%) due 06/19/37 § ~	600,000	594,914
MidOcean Credit CLO II (Cayman) 5.832% (USD LIBOR + 1.030%) due 01/29/30 § ~	278,965	276,175
Midocean Credit CLO VIII (Cayman) 5.965% (USD LIBOR + 1.050%) due 02/20/31 § ~	300,000	294,788
Morgan Stanley ABS Capital I, Inc. Trust
5.505% (USD LIBOR + 0.660%) due 01/25/35 §	516,035	496,908
5.820% (USD LIBOR + 0.975%) due 07/25/34 §	73,160	69,792
OAK Hill European Credit Partners VII DAC (Ireland) 3.082% (EUR LIBOR + 0.740%) due 10/20/31	EUR 600,000	636,205
Oaktree CLO Ltd. (Cayman) 5.925% (USD LIBOR + 1.110%) due 04/22/30 § ~	$300,000	293,740
Octagon Investment Partners Ltd. (Cayman) 5.752% (USD LIBOR + 0.960%) due 04/16/31 § ~	600,000	594,167
OSD CLO Ltd. (Cayman) 5.662% (USD LIBOR + 0.870%) due 04/17/31 § ~	1,477,319	1,457,851
OZLM CLO XXIV Ltd. (Cayman) 5.968% (USD LIBOR + 1.160%) due 07/20/32 § ~	200,000	196,900
OZLM VIII Ltd. (Cayman) 5.772% (USD LIBOR + 0.980%) due 10/17/29 § ~	243,361	240,927
Palmer Square Loan Funding Ltd. (Cayman)
5.592% (USD LIBOR + 0.800%) due 10/15/29 § ~	646,101	638,065
5.608% (USD LIBOR + 0.800%) due 07/20/29 § ~	572,217	565,208
Rad CLO 5 Ltd. (Cayman) 5.936% (USD LIBOR + 1.120%) due 07/24/32 § ~	500,000	491,350
Regatta VIII Funding Ltd. (Cayman) 6.042% (USD LIBOR + 1.250%) due 10/17/30 § ~	658,034	651,675

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Renaissance Home Equity Loan Trust 5.605% (USD LIBOR + 0.760%) due 12/25/32 §	$ 164,168	$ 149,628
Romark CLO Ltd. (Cayman) 5.845% (USD LIBOR + 1.030%) due 10/23/30 § ~	500,000	495,000
Saranac CLO VI Ltd. (Jersey) 6.294% (USD LIBOR + 1.140%) due 08/13/31 § ~	300,000	296,897
Saxon Asset Securities Trust 5.155% (USD LIBOR + 0.310%) due 09/25/37 §	137,224	128,994
Segovia European CLO 6- DAC (Ireland) 3.222% (EUR LIBOR + 0.880%) due 07/20/32 § ~	EUR 400,000	423,714
SLM Student Loan Trust 5.368% (USD LIBOR + 0.550%) due 10/25/64 § ~	$623,793	609,582
Sound Point CLO IX Ltd. (Cayman) 6.018% (USD LIBOR + 1.210%) due 07/20/32 § ~	600,000	588,795
Sound Point CLO XIV Ltd. (Cayman) 5.805% (USD LIBOR + 0.990%) due 01/23/29 § ~	270,381	269,957
Sound Point CLO XV Ltd. (Cayman) 5.715% (USD LIBOR + 0.900%) due 01/23/29 § ~	169,023	167,768
Stratus CLO Ltd. (Cayman) 5.758% (USD LIBOR + 0.950%) due 12/29/29 § ~	344,065	340,505
Structured Asset Securities Corp. Mortgage Loan Trust 6.162% (USD LIBOR + 1.500%) due 04/25/35 §	195,131	188,992
TCI-Symphony CLO Ltd. (Cayman) 5.722% (USD LIBOR + 0.930%) due 07/15/30 § ~	1,941,335	1,914,157
TCW CLO Ltd. (Cayman) 5.788% (USD LIBOR + 0.970%) due 04/25/31 § ~	500,000	493,450
THL Credit Wind River CLO Ltd. (Cayman) 5.872% (USD LIBOR + 1.080%) due 04/15/31 § ~	300,000	294,000
TRTX Issuer Ltd. (Cayman) 6.208% (SOFR + 1.650%) due 02/15/39 § ~	500,000	492,541
TSTAT Ltd. (Bermuda) 6.939% (SOFR + 2.300%) due 07/20/31 § ~	581,560	582,554
United States Small Business Administration 5.290% due 12/01/27	318,474	318,128
Venture XIV CLO Ltd. (Cayman) 5.983% (USD LIBOR + 1.030%) due 08/28/29 § ~	672,187	663,566
Venture XVII CLO Ltd. (Cayman) 5.672% (USD LIBOR + 0.880%) due 04/15/27 § ~	1,519,337	1,512,972
Venture XXIV CLO Ltd. (Cayman) 5.708% (USD LIBOR + 0.900%) due 10/20/28 § ~	297,471	293,687
Venture XXVIII CLO Ltd. (Cayman) 5.798% (USD LIBOR + 0.990%) due 07/20/30 § ~	298,016	294,290
Vibrant CLO XI Ltd. (Cayman) 5.928% (USD LIBOR + 1.120%) due 07/20/32 § ~	300,000	292,224
Voya CLO Ltd. (Cayman)
5.742% (USD LIBOR + 0.950%) due 04/17/30 § ~	1,656,529	1,637,485
5.892% (USD LIBOR + 1.100%) due 07/14/31 § ~	495,483	490,626
Wellfleet CLO Ltd. (Cayman)

	Principal Amount	Value
5.718% (USD LIBOR + 0.910%) due 04/20/28 § ~	$ 374,331	$ 372,801
5.892% (USD LIBOR + 1.100%) due 07/17/31 § ~	2,000,000	1,977,567

Total Asset-Backed Securities (Cost $62,716,626)		61,698,105

U.S. TREASURY OBLIGATIONS - 73.4%
U.S. Government Agency Issues - 5.1%
0.625% due 07/15/32 ^	34,822,450	33,291,212

U.S. Treasury Inflation Protected Securities - 65.1%
0.125% due 07/15/24 ^	15,127,800	14,834,988
0.125% due 10/15/24 ^	13,522,816	13,209,467
0.125% due 04/15/25 ^ ‡	3,902,224	3,781,270
0.125% due 10/15/25 ^	19,035,225	18,446,163
0.125% due 04/15/26 ^	16,778,874	16,106,496
0.125% due 07/15/26 ^	14,124,870	13,609,369
0.125% due 10/15/26 ^	17,088,864	16,414,583
0.125% due 04/15/27 ^	5,508,412	5,248,573
0.125% due 01/15/30 ^	13,880,250	12,942,946
0.125% due 07/15/30 ^	22,766,250	21,197,819
0.125% due 07/15/31 ^	1,595,780	1,470,772
0.125% due 01/15/32 ^	7,768,584	7,101,450
0.125% due 02/15/51 ^	4,606,728	3,196,052
0.125% due 02/15/52 ^	8,165,668	5,679,788
0.250% due 01/15/25 ^ ‡	2,651,838	2,587,968
0.250% due 07/15/29 ^	21,768,618	20,638,694
0.250% due 02/15/50 ^	3,187,606	2,316,075
0.375% due 07/15/23 ^	10,538,804	10,569,981
0.375% due 07/15/25 ^	9,783,361	9,571,260
0.375% due 01/15/27 ^	13,421,871	12,939,638
0.375% due 07/15/27 ^ ‡	61,135	59,077
0.500% due 04/15/24 ^ ‡	2,016,030	1,983,708
0.500% due 01/15/28 ^	24,605,534	23,757,686
0.625% due 01/15/24 ^	6,506,620	6,451,798
0.625% due 01/15/26 ^	3,727,159	3,644,735
0.625% due 02/15/43 ^	12,527,763	10,590,076
0.750% due 07/15/28 ^	4,587,391	4,500,250
0.750% due 02/15/42 ^	16,492,889	14,423,033
0.750% due 02/15/45 ^	16,854,758	14,375,202
0.875% due 01/15/29 ^	18,374,940	18,062,742
0.875% due 02/15/47 ^	5,827,158	5,052,119
1.000% due 02/15/46 ^	9,126,357	8,173,169
1.000% due 02/15/48 ^	7,641,207	6,815,467
1.000% due 02/15/49 ^	5,943,000	5,293,886
1.375% due 02/15/44 ^	14,257,907	13,828,360
1.625% due 10/15/27 ^ ‡	9,995,733	10,194,631
1.750% due 01/15/28 ^ ‡	2,568,396	2,628,896
2.000% due 01/15/26 ^	7,465,381	7,575,133
2.125% due 02/15/40 ^	4,525,026	5,001,305
2.125% due 02/15/41 ^	4,110,998	4,543,377
2.375% due 01/15/25 ^	13,169,859	13,331,148
2.375% due 01/15/27 ^ ‡	133,481	138,411
2.500% due 01/15/29 ^	6,962,614	7,458,175
3.625% due 04/15/28 ^	13,236,421	14,783,578
3.875% due 04/15/29 ^	9,757,335	11,245,998

		425,775,312

U.S. Treasury Notes - 3.2%
0.125% due 01/15/31 ^	22,308,060	20,633,183

Total U.S. Treasury Obligations (Cost $529,430,951)		479,699,707

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 6.6%
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,628,060	$2,166,307
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~	EUR 3,994,025	4,360,905
0.100% due 07/25/31 ^ ~	1,142,920	1,232,338
0.100% due 07/25/38 ^ ~	2,356,578	2,395,297
0.250% due 07/25/24 ^ ~	1,946,144	2,141,847
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~	2,433,564	2,430,851
1.400% due 05/26/25 ^ ~	12,512,640	13,482,702
Japanese Government CPI Linked (Japan)
0.005% due 03/10/31 ^	JPY 83,250,990	652,088
0.100% due 03/10/28 ^	511,009,170	3,985,313
0.100% due 03/10/29 ^	940,472,619	7,401,950
New Zealand Government Inflation Linked (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 3,967,360	2,538,173
Qatar Government (Qatar) 3.875% due 04/23/23 ~	$300,000	299,833

Total Foreign Government Bonds & Notes (Cost $46,751,595)		43,087,604

SHORT-TERM INVESTMENTS - 11.9%
Repurchase Agreements - 11.9%
BNP Paribas SA 4.860% due 04/03/23 (Dated 03/31/23, repurchase price of $21,808,829; collateralized by U.S. Treasury Notes: 2.750% due 04/30/27 and value $21,992,179)	21,800,000	21,800,000
4.820% due 04/04/23 (Dated 04/03/23, repurchase price of $4,100,549; collateralized by U.S. Treasury Notes: 0.130% due 10/15/26 and value $4,164,360)	4,100,000	4,100,000
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $4,682,764; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $4,774,684)	4,681,028	4,681,028
J.P. Morgan Securities LLC 4.880% due 04/04/23 (Dated 04/03/23, repurchase price of $47,006,371; collateralized by U.S. Treasury Notes: 1.250% due 11/30/26 and value $47,783,118)	47,000,000	47,000,000

		77,581,028

	Principal Amount	Value
U.S. Treasury Bills - 0.0%
2.366% due 04/06/23	$326,000	$325,875

Total Short-Term Investments (Cost $77,906,825)		77,906,903

TOTAL INVESTMENTS - 111.4% (Cost $790,053,498)		728,307,088

DERIVATIVES - (0.6%)		(4,154,714)

OTHER ASSETS & LIABILITIES, NET - (10.8%)		(70,275,797)

NET ASSETS - 100.0%		$653,876,577

Notes to Schedule of Investments

(a)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended March 31, 2023 was $2,907,945 at a weighted average interest rate of 4.561%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended March 31, 2023 was $20,494,136 at a weighted average interest rate of 4.485%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund	06/23	61	$8,850,552	$ 8,986,426	$135,874
U.S. Treasury 2-Year Notes	06/23	400	81,974,328	82,581,251	606,923
U.S. Treasury 5-Year Notes	06/23	33	3,543,161	3,613,758	70,597
U.S. Treasury Ultra 10-Year Notes	06/23	18	2,208,169	2,180,531	(27,638)
U.S. Treasury Ultra Long Bonds	06/23	74	10,235,996	10,443,250	207,254

					993,010

Short Futures Outstanding
3-Month USD SOFR	06/23	100	23,788,750	23,781,875	6,875
3-Month USD SOFR	12/23	271	64,596,238	64,630,113	(33,875)
Australia Treasury 3-Year Bond	06/23	16	1,147,537	1,163,805	(16,268)
Euro-Bobl	06/23	109	13,771,815	13,934,652	(162,837)
Euro-BTP	06/23	141	17,011,829	17,638,686	(626,857)
Euro-Buxl	06/23	51	7,300,853	7,790,895	(490,042)
Euro-OAT	06/23	42	5,742,362	5,931,846	(189,484)
Euro-Schatz	06/23	1,309	148,924,229	150,045,717	(1,121,488)
Japan 10-Year Bonds	06/23	59	64,777,364	65,818,716	(1,041,352)
Short Euro-BTP	06/23	65	7,346,432	7,427,794	(81,362)
U.S. Treasury 10-Year Notes	06/23	86	9,826,317	9,883,281	(56,964)
U.S. Treasury 30-Year Bonds	06/23	263	32,988,397	34,494,094	(1,505,697)

					(5,319,351)

Total Futures Contracts					($4,326,341)

(c)	Forward foreign currency contracts outstanding as of March 31, 2023 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CAD	949,313	USD	700,548	04/23	TDB	$1,875	$-
CAD	1,821,018	USD	1,339,378	04/23	UBS	8,045	-
DKK	49,716,358	USD	7,222,016	04/23	BNP	15,402	-
DKK	34,521,407	USD	5,031,175	04/23	CIT	-	(5,749)
EUR	2,681,000	USD	2,861,956	04/23	CIT	45,588	-
EUR	33,265,000	USD	35,999,383	04/23	DUB	76,506	-
EUR	455,000	USD	494,008	04/23	HSB	-	(561)
EUR	1,812,000	USD	1,928,684	04/23	HSB	36,429	-
EUR	497,000	USD	541,209	05/23	BNP	-	(1,367)
JPY	147,500,000	USD	1,113,804	04/23	BNP	-	(2,902)
JPY	1,733,869,875	USD	13,227,570	04/23	DUB	-	(168,863)
NZD	1,451,071	USD	902,276	04/23	BOA	5,079	-
NZD	2,078,916	USD	1,286,641	04/23	TDB	13,305	-
USD	2,041,102	CAD	2,768,930	04/23	TDB	-	(7,707)
USD	700,548	CAD	948,922	05/23	TDB	-	(1,875)
USD	1,339,378	CAD	1,820,288	05/23	UBS	-	(8,058)
USD	5,717	DKK	40,000	04/23	BNP	-	(106)
USD	7,574,082	DKK	53,114,878	04/23	BOA	-	(158,073)
USD	8,243,018	DKK	57,994,002	04/23	CIT	-	(199,411)
USD	7,222,016	DKK	49,623,916	05/23	BNP	-	(15,173)
USD	3,923,361	DKK	26,824,683	05/23	BRC	11,229	-
USD	5,031,175	DKK	34,456,757	05/23	CIT	5,976	-
USD	1,380,252	EUR	1,293,000	04/23	BNP	-	(22,006)
USD	5,846,422	EUR	5,467,000	04/23	HSB	-	(82,539)
USD	32,441,947	EUR	30,556,000	04/23	UBS	-	(696,032)
USD	36,057,131	EUR	33,265,000	05/23	DUB	-	(75,347)
USD	1,967,160	GBP	1,629,000	04/23	HSB	-	(42,373)
USD	2,016,547	GBP	1,629,000	05/23	UBS	5,842	-
USD	550,363	JPY	73,000,000	04/23	BNP	561	-
USD	2,206,956	JPY	297,700,628	04/23	HSB	-	(35,187)
USD	209,527	JPY	28,508,279	04/23	MSC	-	(5,184)
USD	10,903,841	JPY	1,480,176,788	04/23	TDB	-	(244,167)
USD	13,227,570	JPY	1,726,892,332	05/23	DUB	168,827	-
USD	2,434,992	NZD	3,919,882	04/23	BOA	-	(16,111)
USD	902,273	NZD	1,451,071	05/23	BOA	-	(5,120)
USD	1,286,652	NZD	2,078,916	05/23	TDB	-	(13,349)

Total Forward Foreign Currency Contracts						$394,664	($1,807,260)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

(d)	Purchased options outstanding as of March 31, 2023 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 5-Year Interest Rate Swap	Pay	SOFR	2.200%	04/26/23	GSC	$7,500,000	$80,062	$1,256
Call - 5-Year Interest Rate Swap	Pay	SOFR	2.200%	05/31/23	MSC	21,400,000	256,800	20,763

							336,862	22,019

Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.237%	11/17/23	DUB	4,100,000	254,483	742,827

Total Purchased Options							$591,345	$764,846

(e)	Premiums received and value of written options outstanding as of March 31, 2023 were as follows:

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1.000+ 4.000%)^10]	04/22/24	JPM	$13,400,000	$97,485	($2)
Cap - Eurostat Eurozone HICP	117.20	Maximum of [0, (Final Index/Initial Index) - (1+3.000%)^20)]	06/22/35	GSC	EUR 2,200,000	100,087	(47,744)

						$197,572	($47,746)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 10-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	2.920%	04/11/23	CIT	EUR 7,700,000	$155,023	($37,185)
Call - 10-Year Interest Rate Swap	Receive	SOFR	2.350%	04/26/23	GSC	$4,200,000	82,935	(927)
Call - 10-Year Interest Rate Swap	Receive	SOFR	2.350%	05/31/23	MSC	11,700,000	254,915	(17,367)
Call - 10-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	2.067%	06/09/23	GSC	EUR 1,600,000	18,675	(2,496)

							511,548	(57,975)

Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	2.920%	04/11/23	CIT	7,700,000	155,023	(72,255)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	3.140%	06/09/23	GSC	1,600,000	22,148	(18,907)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.340%	11/17/23	DUB	$20,200,000	254,520	(1,019,528)

							431,691	(1,110,690)

Total Interest Rate Swaptions							$943,239	$1,168,665

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes	$118.00	04/23/23	CME	9	$1,062,000	$5,773	($1,688)
Call - U.S. Treasury 10-Year Notes	119.00	04/21/23	CME	16	1,904,000	14,628	(2,000)

						20,401	(3,688)

Put - U.S. Treasury 10-Year Notes	112.00	04/22/23	CME	16	1,792,000	8,568	(1,750)
Put - U.S. Treasury 10-Year Notes	112.50	04/21/23	CME	9	1,012,500	3,662	(1,406)

						12,230	(3,156)

Total Options on Futures						$32,631	($6,844)

Total Written Options						$1,173,442	($1,223,255)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

(f)	Swap agreements outstanding as of March 31, 2023 were as follows:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 03/31/23 (2)	Notional Amount(3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
General Electric Co.	Q	1.000%	12/20/23	ICE	0.267%	$300,000	$1,672	$1,340	$332

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.320%	U.S. CPI Urban Consumers	Z/Z	LCH	04/29/23	$1,500,000	($10,989)	($9,587)	($1,402)
5.150%	U.S. CPI Urban Consumers	Z/Z	LCH	05/23/23	4,400,000	(11,488)	(5,016)	(6,472)
5.185%	U.S. CPI Urban Consumers	Z/Z	LCH	05/24/23	4,100,000	(8,139)	(2,012)	(6,127)
(0.526%)	3-Month EUR-LIBOR	A/Q	LCH	11/21/23	EUR 16,000,000	(499,839)	(406,008)	(93,831)
0.700%	6-Month EUR-LIBOR	A/S	LCH	04/11/27	700,000	(69,908)	(71,904)	1,996
0.650%	6-Month EUR-LIBOR	A/S	LCH	04/12/27	1,400,000	(143,756)	(146,611)	2,855
0.650%	6-Month EUR-LIBOR	A/S	LCH	05/11/27	900,000	(93,664)	(95,906)	2,242
1.000%	6-Month EUR-LIBOR	A/S	LCH	05/13/27	1,600,000	(137,840)	(148,192)	10,352
1.000%	6-Month EUR-LIBOR	A/S	LCH	05/18/27	700,000	(60,280)	(64,959)	4,679
1.954%	U.S. CPI Urban Consumers	Z/Z	LCH	06/03/29	$2,350,000	(329,336)	(305,429)	(23,907)
1.998%	U.S. CPI Urban Consumers	Z/Z	LCH	07/25/29	7,700,000	(1,030,443)	(954,413)	(76,030)
1.760%	U.S. CPI Urban Consumers	Z/Z	LCH	11/04/29	3,100,000	(494,096)	(462,962)	(31,134)
1.883%	U.S. CPI Urban Consumers	Z/Z	LCH	11/20/29	700,000	(103,595)	(96,657)	(6,938)
1.380%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/31	EUR 5,300,000	(1,182,697)	(1,165,781)	(16,916)
2.879%	6-Month EUR-LIBOR	A/S	LCH	08/15/32	7,600,000	(41,270)	-	(41,270)
0.000%	6-Month EUR-LIBOR	A/S	LCH	11/04/32	9,200,000	(2,513,329)	(2,467,362)	(45,967)
0.000%	6-Month EUR-LIBOR	A/S	LCH	11/08/32	8,300,000	(2,270,258)	(2,228,873)	(41,385)
2.547%	6-Month EUR-LIBOR	A/S	LCH	03/09/33	1,300,000	(50,449)	(65,475)	15,026
3.000%	6-Month EUR-LIBOR	A/S	LCH	09/20/33	4,900,000	30,401	(35,398)	65,799
3.085%	1-Day USD-SOFR	A/A	LCH	02/13/34	$21,200,000	110,153	(342,581)	452,734
2.488%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/37	EUR1,620,000	(98,808)	(101,271)	2,463
2.421%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/52	240,000	(32,322)	(30,243)	(2,079)
2.590%	Eurostat Eurozone HICP	Z/Z	LCH	12/15/52	900,000	(25,223)	(20,415)	(4,808)
1.888%	3-Month USD-LIBOR	S/Q	LCH	11/21/53	$1,100,000	(263,550)	(290,124)	26,574

						($9,330,725)	($9,517,179)	$186,454

Interest Rate Swaps - Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	04/27/23	$5,320,000	$475,316	$468,963	$6,353
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/23	1,150,000	103,795	102,030	1,765
2.281%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/23	1,760,000	157,244	154,514	2,730
0.550%	6-Month EUR-LIBOR	A/S	LCH	08/10/24	EUR 200,000	(8,507)	(8,508)	1
2.314%	U.S. CPI Urban Consumers	Z/Z	LCH	02/26/26	$2,100,000	212,104	203,223	8,881

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.419%	U.S. CPI Urban Consumers	Z/Z	LCH	03/05/26	$ 2,800,000	$ 268,420	$ 255,476	$ 12,944
2.768%	U.S. CPI Urban Consumers	Z/Z	LCH	05/13/26	1,700,000	127,945	118,816	9,129
2.813%	U.S. CPI Urban Consumers	Z/Z	LCH	05/14/26	1,000,000	72,915	67,532	5,383
2.703%	U.S. CPI Urban Consumers	Z/Z	LCH	05/25/26	1,210,000	93,915	86,786	7,129
2.965%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/27	EUR 800,000	28,812	30,996	(2,184)
3.000%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/27	1,300,000	44,350	47,984	(3,634)
3.130%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/27	300,000	8,112	9,023	(911)
1.798%	U.S. CPI Urban Consumers	Z/Z	LCH	08/25/27	$900,000	135,426	129,014	6,412
1.890%	U.S. CPI Urban Consumers	Z/Z	LCH	08/27/27	1,000,000	143,999	136,950	7,049
0.300%	1-Day JPY-TONAR	S/S	LCH	09/20/27	JPY 377,560,000	5,833	(4,347)	10,180
3.250%	3-Month NZD Bank Bills	S/Q	CME	03/21/28	NZD 3,500,000	114,596	149,437	(34,841)
2.573%	U.S. CPI Urban Consumers	Z/Z	LCH	08/26/28	$400,000	26,826	23,914	2,912
2.645%	U.S. CPI Urban Consumers	Z/Z	LCH	09/10/28	500,000	29,724	26,277	3,447
1.840%	3-Month USD-LIBOR	S/Q	LCH	11/21/28	5,500,000	374,832	442,298	(67,466)
2.311%	U.S. CPI Urban Consumers	Z/Z	LCH	02/24/31	5,100,000	583,370	535,506	47,864
2.600%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/32	EUR 1,500,000	67,558	71,769	(4,211)
2.720%	Eurostat Eurozone HICP	Z/Z	LCH	06/15/32	1,400,000	22,194	27,531	(5,337)
2.470%	Eurostat Eurozone HICP	Z/Z	LCH	07/15/32	800,000	33,122	35,407	(2,285)
0.190%	6-Month EUR-LIBOR	A/S	LCH	11/04/52	1,500,000	766,258	755,767	10,491
0.195%	6-Month EUR-LIBOR	A/S	LCH	11/04/52	1,550,000	790,085	779,315	10,770
0.197%	6-Month EUR-LIBOR	A/S	LCH	11/08/52	2,800,000	1,426,452	1,407,046	19,406
2.500%	6-Month EUR-LIBOR	A/S	LCH	09/20/53	2,700,000	(21,432)	15,991	(37,423)
2.865%	1-Day USD-SOFR	A/A	LCH	02/13/54	$9,400,000	(50,303)	240,548	(290,851)

						$6,032,961	$6,309,258	($276,297)

Total Interest Rate Swaps						($3,297,764)	($3,207,921)	($89,843)

Total Return Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Inflation Protected Securities 0.375% due 07/15/23	4.770%	Z	MSC	04/21/23	$5,000,000	$45,223	$-	$45,223
U.S. Treasury Inflation Protected Securities 0.625% due 01/15/24	4.770%	Z	MSC	04/21/23	15,000,000	155,698	-	155,698
U.S. Treasury Inflation Protected Securities 0.500% due 04/15/24	4.770%	Z	MSC	04/21/23	5,000,000	39,403	-	39,403
U.S. Treasury Inflation Protected Securities 0.125% due 10/15/24	4.770%	Z	MSC	04/21/23	10,000,000	65,249	-	65,249
U.S. Treasury Inflation Protected Securities 0.250% due 01/15/25	4.770%	Z	MSC	04/21/23	10,000,000	96,467	-	96,467
U.S. Treasury Inflation Protected Securities 0.125% due 04/15/25	4.770%	Z	MSC	04/21/23	15,000,000	107,412	-	107,412
U.S. Treasury Inflation Protected Securities 0.375% due 01/15/27	4.770%	Z	MSC	04/21/23	20,000,000	105,809	-	105,809
U.S. Treasury Inflation Protected Securities 0.375% due 07/15/27	4.770%	Z	MSC	04/21/23	30,000,000	177,909	-	177,909
U.S. Treasury Inflation Protected Securities 0.125% due 07/15/31	4.770%	Z	MSC	04/21/23	20,000,000	110,323	-	110,323
U.S. Treasury Inflation Protected Securities 0.625% due 01/15/26	4.930%	Z	MSC	06/06/23	10,000,000	143,711	-	143,711
U.S. Treasury Inflation Protected Securities 0.750% due 07/15/28	4.930%	Z	MSC	06/06/23	25,000,000	498,078	-	498,078
U.S. Treasury Inflation Protected Securities 0.125% due 01/15/32	4.930%	Z	MSC	06/06/23	30,000,000	586,861	-	586,861

						$2,132,143	$-	$2,132,143

Total Swap Agreements						($1,163,949)	($3,206,581)	$2,042,632

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$20,381,101	$-	$20,381,101	$-
	Mortgage-Backed Securities	45,533,668	-	45,533,668	-
	Asset-Backed Securities	61,698,105	-	61,698,105	-
	U.S. Treasury Obligations	479,699,707	-	479,699,707	-
	Foreign Government Bonds & Notes	43,087,604	-	43,087,604	-
	Short-Term Investments	77,906,903	-	77,906,903	-
	Derivatives:
	Credit Contracts
	Swaps	332	-	332	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	394,664	-	394,664	-
	Interest Rate Contracts
	Futures	1,027,523	1,027,523	-	-
	Purchased Options	764,846	-	764,846	-
	Swaps	2,889,709	-	2,889,709	-

	Total Interest Rate Contracts	4,682,078	1,027,523	3,654,555	-

	Total Asset - Derivatives	5,077,074	1,027,523	4,049,551	-

	Total Assets	733,384,162	1,027,523	732,356,639	-

Liabilities	Sale-buyback Financing Transactions	(232,410,918)	-	(232,410,918)	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,807,260)	-	(1,807,260)	-
	Interest Rate Contracts
	Futures	(5,353,864)	(5,353,864)	-	-
	Written Options	(1,223,255)	-	(1,223,255)	-
	Swaps	(847,409)	-	(847,409)	-

	Total Interest Rate Contracts	(7,424,528)	(5,353,864)	(2,070,664)	-

	Total Liabilities - Derivatives	(9,231,788)	(5,353,864)	(3,877,924)	-

	Total Liabilities	(241,642,706)	(5,353,864)	(236,288,842)	-

	Total	$491,741,456	($4,326,341)	$496,067,797	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 25.9%
Basic Materials - 0.5%
Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$1,200,000	$1,171,776
CF Industries, Inc. 4.950% due 06/01/43	960,000	829,592
DuPont de Nemours, Inc. 5.319% due 11/15/38	685,000	690,437
Glencore Funding LLC (Australia) 2.500% due 09/01/30 ~	760,000	637,070
International Flavors & Fragrances, Inc. 2.300% due 11/01/30 ~	1,126,000	904,439
LYB International Finance III LLC 1.250% due 10/01/25	329,000	298,228
Nutrien Ltd. (Canada) 5.000% due 04/01/49	375,000	344,717
Steel Dynamics, Inc. 1.650% due 10/15/27	750,000	644,423
Vale Overseas Ltd. (Brazil) 3.750% due 07/08/30	780,000	699,672

		6,220,354

Communications - 1.4%
Amazon.com, Inc.
3.875% due 08/22/37	800,000	745,176
3.950% due 04/13/52	875,000	777,563
AT&T, Inc.
2.750% due 06/01/31	3,100,000	2,672,848
3.550% due 09/15/55	1,434,000	1,031,153
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% due 04/01/31	3,050,000	2,456,648
3.500% due 06/01/41	1,285,000	882,932
3.700% due 04/01/51	860,000	551,445
Comcast Corp.
2.650% due 02/01/30	1,500,000	1,336,859
2.800% due 01/15/51	736,000	497,859
3.250% due 11/01/39	1,970,000	1,600,707
Corning, Inc. 5.750% due 08/15/40	300,000	316,812
Cox Communications, Inc. 2.950% due 10/01/50 ~	555,000	356,581
Deutsche Telekom AG (Germany) 3.625% due 01/21/50 ~	700,000	544,164
Discovery Communications LLC 3.625% due 05/15/30	980,000	869,752
Paramount Global 2.900% due 01/15/27	575,000	524,340
Verizon Communications, Inc.
2.650% due 11/20/40	2,046,000	1,462,506
3.700% due 03/22/61	600,000	448,384
Walt Disney Co. 2.650% due 01/13/31	600,000	530,406

		17,606,135

Consumer, Cyclical - 2.4%
7-Eleven, Inc.
1.800% due 02/10/31 ~	1,780,000	1,411,530
2.500% due 02/10/41 ~	283,000	191,403
Alimentation Couche-Tard, Inc. (Canada) 3.625% due 05/13/51 ~	875,000	614,008
American Airlines Pass-Through Trust Class A 3.650% due 12/15/29	1,165,590	1,008,778
American Airlines Pass-Through Trust Class AA 3.200% due 12/15/29	1,496,560	1,345,703

	Principal Amount	Value
American Airlines Pass-Through Trust Class B 3.950% due 01/11/32	$ 2,159,255	$ 1,900,202
Delta Air Lines Pass-Through Trust Class A 2.500% due 12/10/29	1,973,188	1,733,390
Delta Air Lines Pass-Through Trust Class B 4.250% due 01/30/25	475,742	471,262
General Motors Financial Co., Inc.
1.200% due 10/15/24	1,600,000	1,498,460
3.800% due 04/07/25	390,000	379,422
4.350% due 01/17/27	230,000	223,060
Hasbro, Inc. 3.900% due 11/19/29	682,000	621,443
Home Depot, Inc. 4.950% due 09/15/52	625,000	625,196
Hyundai Capital America
1.300% due 01/08/26 ~	1,825,000	1,639,705
1.800% due 01/10/28 ~	395,000	335,219
2.650% due 02/10/25 ~	600,000	572,544
JetBlue Pass-Through Trust 7.750% due 05/15/30	1,131,592	1,134,980
Lear Corp. 2.600% due 01/15/32	265,000	207,691
Lennar Corp. 4.500% due 04/30/24	195,000	192,723
Lowe’s Cos., Inc. 4.500% due 04/15/30	1,000,000	988,671
MDC Holdings, Inc. 2.500% due 01/15/31	530,000	412,697
O’Reilly Automotive, Inc. 3.900% due 06/01/29	1,135,000	1,083,960
Starbucks Corp.
2.550% due 11/15/30	2,000,000	1,741,623
3.350% due 03/12/50	565,000	421,837
4.800% due 02/15/33	1,200,000	1,211,845
Stellantis Finance US, Inc. 1.711% due 01/29/27 ~	791,000	700,292
Tractor Supply Co. 1.750% due 11/01/30	1,000,000	796,431
United Airlines Pass-Through Trust Class A
3.100% due 04/07/30	470,842	408,132
3.700% due 09/01/31	1,188,261	1,029,566
United Airlines Pass-Through Trust Class B
3.650% due 04/07/27	1,249,294	1,161,076
3.650% due 07/07/27	1,738,148	1,622,756
Volkswagen Group of America Finance LLC (Germany) 1.250% due 11/24/25 ~	1,500,000	1,365,402

		29,051,007

Consumer, Non-Cyclical - 3.4%
AbbVie, Inc.
3.200% due 11/21/29	1,675,000	1,555,081
4.050% due 11/21/39	2,120,000	1,896,422
4.250% due 11/21/49	910,000	803,872
Altria Group, Inc. 2.450% due 02/04/32	835,000	657,926
Amgen, Inc.
3.150% due 02/21/40	1,125,000	883,696
5.250% due 03/02/33	995,000	1,022,806
5.600% due 03/02/43	1,260,000	1,299,118
5.650% due 03/02/53	535,000	557,318
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	205,000	242,049
Baptist Healthcare System Obligated Group 3.540% due 08/15/50	540,000	407,974
BAT Capital Corp. (United Kingdom) 2.259% due 03/25/28	3,125,000	2,681,505
Bon Secours Mercy Health, Inc. 3.205% due 06/01/50	700,000	496,766

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Boston Scientific Corp.
4.550% due 03/01/39	$ 167,000	$ 157,246
6.750% due 11/15/35	215,000	243,465
Bristol-Myers Squibb Co. 4.125% due 06/15/39	1,000,000	932,336
Bunge Ltd. Finance Corp. 2.750% due 05/14/31	805,000	685,186
CommonSpirit Health
2.782% due 10/01/30	1,065,000	905,885
3.910% due 10/01/50	650,000	505,006
CVS Health Corp.
4.875% due 07/20/35	850,000	830,104
5.050% due 03/25/48	430,000	402,682
5.250% due 02/21/33	900,000	918,902
CVS Pass-Through Trust 4.163% due 08/11/36 ~	485,040	440,096
DH Europe Finance II SARL 3.250% due 11/15/39	285,000	238,058
Elevance Health, Inc. 2.250% due 05/15/30	1,135,000	975,168
Gilead Sciences, Inc.
1.650% due 10/01/30	1,125,000	926,641
2.600% due 10/01/40	675,000	498,321
Global Payments, Inc.
3.200% due 08/15/29	1,234,000	1,086,580
5.300% due 08/15/29	285,000	281,733
Haleon US Capital LLC 3.375% due 03/24/29	300,000	276,911
HCA, Inc.
5.250% due 06/15/26	2,430,000	2,433,609
5.500% due 06/15/47	700,000	658,167
Kellogg Co. 5.250% due 03/01/33	775,000	795,913
Keurig Dr Pepper, Inc. 3.200% due 05/01/30	400,000	365,266
Kraft Heinz Foods Co.
4.375% due 06/01/46	360,000	313,951
4.625% due 10/01/39	640,000	587,331
Kroger Co. 1.700% due 01/15/31	1,300,000	1,035,036
MedStar Health, Inc. 3.626% due 08/15/49	520,000	379,965
MultiCare Health System 2.803% due 08/15/50	560,000	346,542
MyMichigan Health 3.409% due 06/01/50	1,000,000	723,857
Nationwide Children’s Hospital, Inc. 4.556% due 11/01/52	150,000	142,304
PeaceHealth Obligated Group 3.218% due 11/15/50	655,000	465,913
Piedmont Healthcare, Inc. 2.864% due 01/01/52	515,000	334,502
Quanta Services, Inc. 2.350% due 01/15/32	890,000	707,131
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/30	1,125,000	910,904
Royalty Pharma PLC 2.150% due 09/02/31	84,000	66,437
S&P Global, Inc. 2.700% due 03/01/29	853,000	776,419
Smithfield Foods, Inc. 3.000% due 10/15/30 ~	1,025,000	818,582
Takeda Pharmaceutical Co. Ltd. (Japan) 3.025% due 07/09/40	1,695,000	1,294,964
Thermo Fisher Scientific, Inc. 2.000% due 10/15/31	835,000	696,644
Triton Container International Ltd. (Bermuda) 2.050% due 04/15/26 ~	1,100,000	977,214
Tyson Foods, Inc. 3.550% due 06/02/27	850,000	811,169
UnitedHealth Group, Inc.
2.750% due 05/15/40	945,000	715,597

	Principal Amount	Value
3.250% due 05/15/51	$ 525,000	$ 395,192
5.875% due 02/15/53	420,000	472,824
Universal Health Services, Inc. 2.650% due 10/15/30	50,000	40,127
University of Miami 4.063% due 04/01/52	240,000	206,275
Verisk Analytics, Inc. 5.750% due 04/01/33	660,000	693,416
Viatris, Inc. 3.850% due 06/22/40	340,000	238,937
Zoetis, Inc. 5.600% due 11/16/32	715,000	763,038

		41,976,079

Energy - 1.9%
Aker BP ASA (Norway) 2.000% due 07/15/26 ~	307,000	276,378
BG Energy Capital PLC (United Kingdom) 5.125% due 10/15/41 ~	280,000	273,069
Boardwalk Pipelines LP 4.450% due 07/15/27	480,000	468,064
BP Capital Markets America, Inc.
3.633% due 04/06/30	1,685,000	1,599,932
4.812% due 02/13/33	860,000	873,550
Coterra Energy, Inc. 3.900% due 05/15/27	495,000	472,774
DT Midstream, Inc. 4.300% due 04/15/32 ~	790,000	708,988
Enbridge, Inc. (Canada) 5.700% due 03/08/33	700,000	728,520
Energy Transfer LP
3.900% due 07/15/26	2,470,000	2,377,227
4.150% due 09/15/29	605,000	565,922
6.100% due 02/15/42	455,000	446,095
Eni SpA (Italy) 4.000% due 09/12/23 ~	590,000	585,261
Enterprise Products Operating LLC 3.700% due 02/15/26	740,000	722,973
Exxon Mobil Corp. 4.114% due 03/01/46	1,060,000	957,268
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~	475,000	390,768
4.317% due 12/30/39 ~	335,000	255,298
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.940% due 09/30/40 ~	522,418	424,457
Gray Oak Pipeline LLC 2.600% due 10/15/25 ~	1,685,000	1,563,119
HF Sinclair Corp.
2.625% due 10/01/23	540,000	531,490
5.875% due 04/01/26	842,000	851,502
Kinder Morgan, Inc. 5.050% due 02/15/46	310,000	273,907
MPLX LP 4.500% due 04/15/38	580,000	516,062
NGPL PipeCo LLC 3.250% due 07/15/31 ~	860,000	730,665
Phillips 66 5.300% due 06/30/33	620,000	628,806
Phillips 66 Co. 3.550% due 10/01/26 ~	560,000	534,622
Pioneer Natural Resources Co. 1.900% due 08/15/30	760,000	619,176
Sabine Pass Liquefaction LLC
4.500% due 05/15/30	300,000	289,525
5.625% due 03/01/25	1,130,000	1,137,628
Saudi Arabian Oil Co. (Saudi Arabia) 1.625% due 11/24/25 ~	200,000	185,472
Shell International Finance BV (Netherlands) 2.375% due 11/07/29	1,135,000	1,007,424

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Suncor Energy, Inc. (Canada) 5.950% due 12/01/34	$ 690,000	$ 713,230
Targa Resources Corp. 4.200% due 02/01/33	190,000	171,052
TotalEnergies Capital International SA (France) 2.986% due 06/29/41	1,130,000	885,581

		22,765,805

Financial - 10.6%
ABN AMRO Bank NV (Netherlands) 2.470% due 12/13/29 ~	400,000	336,593
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.450% due 10/29/26	470,000	422,414
3.300% due 01/30/32	550,000	456,056
4.500% due 09/15/23	1,000,000	990,671
6.500% due 07/15/25	300,000	302,414
AIB Group PLC (Ireland) 4.263% due 04/10/25 ~	600,000	587,455
Air Lease Corp.
2.875% due 01/15/26	610,000	569,184
3.375% due 07/01/25	2,555,000	2,436,241
Alexandria Real Estate Equities, Inc. REIT 3.375% due 08/15/31	1,130,000	1,003,521
American International Group, Inc. 4.375% due 06/30/50	770,000	658,850
American Tower Corp. REIT
2.950% due 01/15/51	229,000	146,902
3.100% due 06/15/50	351,000	230,834
Athene Global Funding
0.950% due 01/08/24 ~	772,000	739,210
1.450% due 01/08/26 ~	905,000	802,077
2.500% due 01/14/25 ~	1,418,000	1,339,127
2.500% due 03/24/28 ~	885,000	745,788
Australia & New Zealand Banking Group Ltd. (Australia) 4.400% due 05/19/26 ~	1,140,000	1,101,934
Aviation Capital Group LLC 5.500% due 12/15/24 ~	1,000,000	988,019
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~	305,000	271,388
2.528% due 11/18/27 ~	5,605,000	4,747,894
4.250% due 04/15/26 ~	765,000	720,117
Banco Santander SA (Spain)
1.722% due 09/14/27	200,000	174,786
1.849% due 03/25/26	2,000,000	1,795,897
5.147% due 08/18/25	400,000	393,004
Bank of America Corp.
1.197% due 10/24/26	1,385,000	1,244,989
2.676% due 06/19/41	1,900,000	1,345,755
3.705% due 04/24/28	6,445,000	6,097,499
4.376% due 04/27/28	740,000	716,401
5.080% due 01/20/27	900,000	897,874
Bank of Ireland Group PLC (Ireland)
2.029% due 09/30/27 ~	1,212,000	1,050,018
6.253% due 09/16/26 ~	903,000	898,500
Bank of Nova Scotia (Canada) 4.850% due 02/01/30	1,081,000	1,068,425
Banque Federative du Credit Mutuel SA (France) 1.604% due 10/04/26 ~	1,365,000	1,199,417
Barclays PLC (United Kingdom)
1.007% due 12/10/24	1,341,000	1,292,606
2.894% due 11/24/32	358,000	287,334
Berkshire Hathaway Finance Corp. 3.850% due 03/15/52	1,285,000	1,078,399
BNP Paribas SA (France)
1.904% due 09/30/28 ~	550,000	468,178
2.159% due 09/15/29 ~	874,000	729,225
BPCE SA (France)
1.652% due 10/06/26 ~	1,670,000	1,501,870

	Principal Amount	Value
3.116% due 10/19/32 ~	$ 660,000	$ 495,364
5.975% due 01/18/27 ~	1,810,000	1,807,074
Brixmor Operating Partnership LP REIT
2.250% due 04/01/28	400,000	343,659
2.500% due 08/16/31	260,000	201,139
4.125% due 05/15/29	600,000	550,204
Brookfield Finance, Inc. (Canada) 3.500% due 03/30/51	1,200,000	801,036
Brown & Brown, Inc. 2.375% due 03/15/31	1,125,000	900,129
Camden Property Trust REIT 3.150% due 07/01/29	1,100,000	979,169
Capital One Financial Corp. 3.800% due 01/31/28	1,930,000	1,772,039
Citigroup, Inc.
2.520% due 11/03/32	225,000	183,330
3.057% due 01/25/33	1,909,000	1,616,917
3.520% due 10/27/28	1,140,000	1,066,500
Commonwealth Bank of Australia (Australia) 3.305% due 03/11/41 ~	660,000	466,671
Corebridge Financial, Inc.
3.650% due 04/05/27 ~	985,000	924,053
3.850% due 04/05/29 ~	270,000	246,783
Credit Agricole SA (France)
2.811% due 01/11/41 ~	250,000	167,200
4.375% due 03/17/25 ~	1,125,000	1,081,444
Credit Suisse AG (Switzerland)
1.250% due 08/07/26	925,000	782,781
3.700% due 02/21/25	500,000	475,215
7.950% due 01/09/25	1,117,000	1,136,838
Credit Suisse Group AG (Switzerland)
2.593% due 09/11/25 ~	339,000	314,829
3.091% due 05/14/32 ~	745,000	600,820
4.282% due 01/09/28 ~	1,135,000	1,025,756
Crown Castle, Inc. REIT 2.900% due 04/01/41	2,000,000	1,428,260
Danske Bank AS (Denmark) 6.466% due 01/09/26 ~	460,000	460,739
Deutsche Bank AG (Germany)
2.129% due 11/24/26	1,220,000	1,052,397
6.720% due 01/18/29	365,000	362,743
DNB Bank ASA (Norway) 1.605% due 03/30/28 ~	805,000	704,207
Empower Finance 2020 LP (Canada) 3.075% due 09/17/51 ~	625,000	408,559
Equinix, Inc. REIT 2.900% due 11/18/26	840,000	781,688
F&G Global Funding 1.750% due 06/30/26 ~	460,000	413,983
Federal Realty Investment Trust REIT 1.250% due 02/15/26	785,000	716,857
Federation des Caisses Desjardins du Quebec (Canada)
4.400% due 08/23/25 ~	745,000	727,180
5.700% due 03/14/28 ~	800,000	820,058
Goldman Sachs Group, Inc.
1.431% due 03/09/27	925,000	828,572
1.948% due 10/21/27	2,713,000	2,426,393
2.640% due 02/24/28	716,000	653,775
3.691% due 06/05/28	1,785,000	1,692,584
4.250% due 10/21/25	1,850,000	1,796,699
Healthcare Realty Holdings LP REIT 2.000% due 03/15/31	1,125,000	879,165
Healthpeak OP LLC REIT
2.125% due 12/01/28	813,000	705,938
2.875% due 01/15/31	1,130,000	970,891
HSBC Holdings PLC (United Kingdom)
2.013% due 09/22/28	4,175,000	3,579,854
2.206% due 08/17/29	495,000	415,420
Huntington National Bank 5.650% due 01/10/30	1,293,000	1,240,057
ING Groep NV (Netherlands) 1.726% due 04/01/27	675,000	600,349

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
KeyCorp 4.789% due 06/01/33	$ 115,000	$ 103,069
Life Storage LP REIT 2.400% due 10/15/31	1,230,000	992,881
Lloyds Banking Group PLC (United Kingdom)
1.627% due 05/11/27	590,000	519,006
4.716% due 08/11/26	1,150,000	1,120,508
LSEGA Financing PLC (United Kingdom) 2.000% due 04/06/28 ~	1,160,000	996,601
Macquarie Group Ltd. (Australia)
1.340% due 01/12/27 ~	1,075,000	960,064
2.871% due 01/14/33 ~	600,000	486,507
6.207% due 11/22/24 ~	2,736,000	2,781,923
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.538% due 07/20/27	500,000	442,860
3.741% due 03/07/29	2,065,000	1,933,454
5.441% due 02/22/34	560,000	566,249
Mizuho Financial Group, Inc. (Japan)
1.234% due 05/22/27	515,000	453,622
5.414% due 09/13/28	2,440,000	2,452,359
Morgan Stanley
2.475% due 01/21/28	1,600,000	1,462,946
3.217% due 04/22/42	805,000	622,482
4.457% due 04/22/39	855,000	782,595
5.123% due 02/01/29	440,000	443,838
Natwest Group PLC (United Kingdom)
4.445% due 05/08/30	515,000	484,017
4.892% due 05/18/29	1,400,000	1,345,484
NatWest Markets PLC (United Kingdom) 1.600% due 09/29/26 ~	1,000,000	873,998
New York Life Insurance Co. 3.750% due 05/15/50 ~	1,140,000	922,731
Nordea Bank Abp (Finland) 5.375% due 09/22/27 ~	580,000	583,181
Northwestern Mutual Global Funding 1.700% due 06/01/28 ~	490,000	422,078
Physicians Realty LP REIT 2.625% due 11/01/31	315,000	248,489
PNC Financial Services Group, Inc. 5.068% due 01/24/34	503,000	496,615
Public Storage REIT
1.950% due 11/09/28	382,000	335,793
2.250% due 11/09/31	320,000	265,766
Realty Income Corp. REIT
1.800% due 03/15/33	705,000	524,222
4.850% due 03/15/30	810,000	798,784
Sabra Health Care LP REIT 3.200% due 12/01/31	515,000	378,292
Santander UK Group Holdings PLC (United Kingdom)
1.532% due 08/21/26	1,000,000	893,013
1.673% due 06/14/27	560,000	488,016
6.534% due 01/10/29	1,400,000	1,424,630
6.833% due 11/21/26	706,000	715,750
Scentre Group Trust 1/Scentre Group Trust 2 REIT (Australia) 3.625% due 01/28/26 ~	1,225,000	1,173,980
Societe Generale SA (France)
1.792% due 06/09/27 ~	455,000	394,948
4.250% due 04/14/25 ~	1,935,000	1,816,120
Standard Chartered PLC (United Kingdom)
1.214% due 03/23/25 ~	2,520,000	2,414,210
1.456% due 01/14/27 ~	565,000	496,830
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.520% due 01/13/28	1,600,000	1,627,903
Teachers Insurance & Annuity Association of America 3.300% due 05/15/50 ~	555,000	401,291
Truist Financial Corp. 5.122% due 01/26/34	520,000	507,554
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~	250,000	215,541

	Principal Amount	Value
2.095% due 02/11/32 ~	$ 1,320,000	$ 1,025,663
4.703% due 08/05/27 ~	835,000	800,053
UDR, Inc. REIT
1.900% due 03/15/33	185,000	138,530
2.100% due 08/01/32	1,130,000	873,542
UniCredit SpA (Italy)
1.982% due 06/03/27 ~	1,440,000	1,258,210
5.861% due 06/19/32 ~	315,000	278,080
Wells Fargo & Co.
2.393% due 06/02/28	1,600,000	1,441,804
4.611% due 04/25/53	780,000	692,915
Welltower OP LLC REIT 2.800% due 06/01/31	1,200,000	997,893
Westpac Banking Corp. (Australia)
3.133% due 11/18/41	541,000	373,422
5.405% due 08/10/33	780,000	746,260
WP Carey, Inc. REIT
2.250% due 04/01/33	325,000	247,975
2.400% due 02/01/31	1,130,000	923,408

		130,610,139

Industrial - 1.3%
BAE Systems PLC (United Kingdom) 3.400% due 04/15/30 ~	935,000	858,908
Boeing Co.
2.700% due 02/01/27	2,115,000	1,949,756
2.750% due 02/01/26	162,000	153,817
3.100% due 05/01/26	2,537,000	2,404,253
CRH America, Inc. () 3.875% due 05/18/25 ~	450,000	437,887
CSX Corp. 3.800% due 11/01/46	1,000,000	822,762
Graphic Packaging International LLC 1.512% due 04/15/26 ~	594,000	529,833
Kansas City Southern 4.700% due 05/01/48	1,500,000	1,377,592
Masco Corp. 2.000% due 10/01/30	1,125,000	900,006
Norfolk Southern Corp. 3.050% due 05/15/50	400,000	277,947
Northrop Grumman Corp. 3.850% due 04/15/45	1,120,000	940,604
Otis Worldwide Corp. 3.112% due 02/15/40	500,000	388,424
Penske Truck Leasing Co. LP/PTL Finance Corp. 1.200% due 11/15/25 ~	1,365,000	1,227,874
Raytheon Technologies Corp.
2.250% due 07/01/30	975,000	835,790
3.750% due 11/01/46	1,530,000	1,267,829
5.150% due 02/27/33	604,000	628,933
Siemens Financieringsmaatschappij NV (Denmark) 3.300% due 09/15/46 ~	860,000	678,737
Union Pacific Corp. 3.550% due 08/15/39	765,000	650,674

		16,331,626

Technology - 1.7%
Analog Devices, Inc. 2.800% due 10/01/41	259,000	197,940
Apple, Inc. 3.950% due 08/08/52	2,000,000	1,795,266
Broadcom, Inc.
1.950% due 02/15/28 ~	2,800,000	2,437,279
3.187% due 11/15/36 ~	148,000	112,282
CGI, Inc. (Canada) 2.300% due 09/14/31	925,000	732,916
Dell International LLC/EMC Corp. 6.200% due 07/15/30	695,000	725,180

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Intel Corp.
4.900% due 08/05/52	$ 780,000	$ 727,458
5.625% due 02/10/43	160,000	164,110
5.700% due 02/10/53	270,000	275,869
KLA Corp. 3.300% due 03/01/50	1,455,000	1,114,007
Leidos, Inc. 2.300% due 02/15/31	1,185,000	962,266
Microchip Technology, Inc.
0.983% due 09/01/24	186,000	175,640
2.670% due 09/01/23	218,000	214,972
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
2.500% due 05/11/31	1,870,000	1,547,082
3.250% due 05/11/41	895,000	653,069
Oracle Corp.
3.800% due 11/15/37	575,000	478,083
3.950% due 03/25/51	645,000	486,306
4.900% due 02/06/33	850,000	832,900
5.550% due 02/06/53	600,000	571,981
QUALCOMM, Inc. 4.500% due 05/20/52	300,000	279,918
Roper Technologies, Inc. 1.750% due 02/15/31	825,000	659,991
Take-Two Interactive Software, Inc. 3.700% due 04/14/27	886,000	857,494
TSMC Global Ltd. (Taiwan) 1.375% due 09/28/30 ~	1,385,000	1,106,587
VMware, Inc.
1.400% due 08/15/26	1,028,000	909,782
4.700% due 05/15/30	2,415,000	2,345,623

		20,364,001

Utilities - 2.7%
Alexander Funding Trust 1.841% due 11/15/23 ~	800,000	776,233
APA Infrastructure Ltd. (Australia) 4.200% due 03/23/25 ~	450,000	441,035
Atmos Energy Corp. 1.500% due 01/15/31	705,000	563,277
CenterPoint Energy Resources Corp. 1.750% due 10/01/30	560,000	453,119
Commonwealth Edison Co. 3.650% due 06/15/46	1,300,000	1,032,057
Constellation Energy Generation LLC
3.250% due 06/01/25	2,330,000	2,247,692
5.800% due 03/01/33	819,000	845,386
Consumers Energy Co. 3.250% due 08/15/46	265,000	198,644
Dominion Energy, Inc. 3.300% due 04/15/41	1,000,000	772,501
DTE Electric Co. 3.250% due 04/01/51	500,000	372,677
Duke Energy Corp. 3.750% due 09/01/46	1,500,000	1,168,776
Duke Energy Indiana LLC 3.250% due 10/01/49	395,000	289,661
Duquesne Light Holdings, Inc. 2.775% due 01/07/32 ~	800,000	646,977
Edison International 5.750% due 06/15/27	255,000	260,652
Emera US Finance LP (Canada) 4.750% due 06/15/46	550,000	447,046
Entergy Arkansas LLC 2.650% due 06/15/51	995,000	645,761
Entergy Louisiana LLC
2.900% due 03/15/51	260,000	177,497
4.000% due 03/15/33	430,000	402,949
Evergy, Inc. 2.900% due 09/15/29	1,160,000	1,040,625
Fells Point Funding Trust 3.046% due 01/31/27 ~	1,370,000	1,272,309

	Principal Amount	Value
FirstEnergy Transmission LLC 4.550% due 04/01/49 ~	$ 525,000	$ 442,640
Fortis, Inc. (Canada) 3.055% due 10/04/26	750,000	704,472
ITC Holdings Corp.
2.950% due 05/14/30 ~	360,000	317,347
4.950% due 09/22/27 ~	992,000	998,610
Jersey Central Power & Light Co. 4.300% due 01/15/26 ~	1,130,000	1,109,962
NiSource, Inc. 5.250% due 03/30/28	1,094,000	1,113,726
NRG Energy, Inc.
2.000% due 12/02/25 ~	430,000	387,632
2.450% due 12/02/27 ~	1,020,000	873,460
Pacific Gas and Electric Co.
1.700% due 11/15/23	420,000	409,831
2.950% due 03/01/26	1,490,000	1,387,553
3.450% due 07/01/25	475,000	453,127
3.750% due 08/15/42	191,000	135,921
4.300% due 03/15/45	325,000	245,085
PacifiCorp 4.150% due 02/15/50	450,000	386,196
PG&E Recovery Funding LLC 5.536% due 07/15/49	975,000	1,037,006
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/38	325,000	315,056
5.099% due 06/01/54	415,000	423,484
5.212% due 12/01/49	225,000	231,177
Public Service Co. of Oklahoma 5.250% due 01/15/33	930,000	949,712
Puget Energy, Inc. 2.379% due 06/15/28	330,000	290,963
San Diego Gas & Electric Co. 2.950% due 08/15/51	1,100,000	766,902
Southern California Edison Co.
1.200% due 02/01/26	540,000	486,419
4.125% due 03/01/48	1,290,000	1,069,848
Southern California Gas Co. 6.350% due 11/15/52	600,000	692,364
Southern Co. Gas Capital Corp. 4.400% due 06/01/43	1,000,000	845,858
Southern Power Co. 5.150% due 09/15/41	895,000	843,360
Union Electric Co. 3.900% due 04/01/52	520,000	437,634
Vistra Operations Co. LLC 4.875% due 05/13/24 ~	1,063,000	1,048,712
WEC Energy Group, Inc. 1.375% due 10/15/27	615,000	533,704

		32,992,635

Total Corporate Bonds & Notes (Cost $357,610,174)		317,917,781

MORTGAGE-BACKED SECURITIES - 32.8%
Collateralized Mortgage Obligations - Commercial - 3.6%
ACRE Commercial Mortgage Ltd.
5.591% (USD LIBOR + 0.830%) due 12/18/37 § ~	977,336	961,491
6.161% (USD LIBOR + 1.400%) due 12/18/37 § ~	1,198,000	1,163,171
BAMLL RE-Remic Trust 2.007% due 11/26/47 § ~	1,955,000	1,788,549
BPR Trust 6.192% (SOFR + 1.364%) due 02/15/29 § ~	1,790,000	1,749,599
Commercial Mortgage Trust 2.321% due 01/10/38 § ~	1,600,000	1,405,996
Fannie Mae
1.707% due 11/25/31 §	3,500,000	2,850,117
2.593% due 06/25/32 §	4,798,000	4,220,283

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 3.820% due 12/25/32 §	$ 2,900,000	$ 2,811,241
Freddie Mac 6.360% (SOFR + 1.800%) due 07/25/41 § ~	3,675,891	3,354,799
Freddie Mac (IO)
1.195% due 11/25/30 §	18,945,000	1,412,338
1.211% due 10/25/30 §	15,300,000	1,151,501
1.364% due 12/25/29 §	8,830,000	560,821
Freddie Mac Multifamily Structured Pass-Through Certificates
1.981% due 12/25/31 §	3,800,000	3,170,443
2.920% due 06/25/32	2,100,000	1,894,541
FREMF Mortgage Trust
3.576% due 01/25/26 § ~	2,100,000	1,957,711
3.881% due 01/25/50 § ~	2,385,000	2,258,674
4.053% due 04/25/48 § ~	2,000,000	1,923,339
4.156% due 08/25/47 § ~	2,000,000	1,957,283
FRR RE REMIC Trust 0.422% due 10/27/46 § ~	2,400,000	2,357,676
MHC Commercial Mortgage Trust 6.785% (USD LIBOR + 2.101%) due 04/15/38 § ~	750,000	705,324
PFP Ltd. (Cayman) 6.128% (USD LIBOR + 1.400%) due 04/14/38 § ~	1,570,922	1,477,464
SLG Office Trust 2.585% due 07/15/41 ~	2,470,000	1,974,501
Wells Fargo Commercial Mortgage Trust 5.834% (USD LIBOR + 1.150%) due 02/15/40 § ~	1,099,916	1,042,372

		44,149,234

Collateralized Mortgage Obligations - Residential - 5.1%
Ajax Mortgage Loan Trust 2.239% due 06/25/66 § ~	1,314,653	1,236,486
Anchor Mortgage Trust 2.600% due 10/25/26 ~	2,156,026	2,094,825
ANTLR Mortgage Trust 2.115% due 11/25/24 § ~	1,864,000	1,833,286
CFMT LLC
0.946% due 12/26/30 § ~	689,744	672,919
1.374% due 02/25/31 § ~	3,815,000	3,609,335
Credit Suisse Mortgage Trust 3.023% due 08/25/60 § ~	1,559,741	1,516,804
CSMC Trust 1.668% due 09/27/60 § ~	2,564,762	2,456,231
Fannie Mae REMICS 3.500% due 11/25/57	4,045,883	3,876,716
Freddie Mac 2.000% due 12/25/51	2,389,216	2,103,794
Freddie Mac REMICS
1.500% due 01/25/51	2,867,723	2,340,513
3.500% due 01/15/48	4,777,666	4,275,694
Government National Mortgage Association 5.846% (USD LIBOR+1.280%) due 01/20/71 - 02/20/71 §	8,002,395	8,007,852
Government National Mortgage Association (IO) 0.777% due 03/20/71 §	40,247,143	1,296,912
LHOME Mortgage Trust 2.090% due 02/25/26 § ~	1,000,000	977,708
PRPM LLC
2.115% due 01/25/26 § ~	1,378,049	1,302,063
2.115% due 03/25/26 § ~	929,863	881,562
Seasoned Credit Risk Transfer Trust
2.000% due 05/25/60	5,383,012	4,538,383
3.000% due 05/25/60	10,739,948	9,894,102
3.250% due 11/25/61	1,674,240	1,509,016

	Principal Amount	Value
3.500% due 11/25/57	$ 2,407,763	$ 2,249,599
Towd Point Mortgage Trust
2.918% due 11/30/60 § ~	3,336,638	2,722,470
4.000% due 11/25/47 § ~	686,699	666,624
Trillion Capital III 9.120% (SOFR+1.300%) due 04/06/23 Ω ±	3,604,172	3,604,172

		63,667,066

Fannie Mae - 16.2%
0.970% due 07/01/27	5,640,504	4,942,096
1.090% due 04/01/28	2,889,000	2,494,439
1.275% due 04/01/30	3,628,535	3,004,235
1.370% due 03/01/30	3,598,381	3,020,150
1.410% due 12/01/30	10,170,000	8,320,730
1.440% due 01/01/31	1,400,000	1,146,111
1.460% due 12/01/30	5,000,000	4,107,404
1.560% due 01/01/31	2,700,000	2,232,051
1.754% due 03/01/32 §	3,298,754	2,714,300
1.815% due 01/01/31	1,019,811	867,900
1.870% due 05/01/31	6,400,000	5,384,079
1.960% due 09/01/33	3,750,000	3,024,843
2.010% due 01/01/32	2,200,000	1,855,788
2.140% due 12/01/33	2,550,000	2,135,760
2.160% due 12/01/33	3,100,000	2,601,180
2.290% due 01/01/37	4,025,997	3,306,335
2.320% due 02/01/35	1,912,000	1,564,570
2.500% due 01/01/52 - 03/01/62	9,762,537	8,266,483
2.510% due 10/01/30	2,730,000	2,437,510
2.550% due 10/01/30	905,000	816,330
3.000% due 05/01/47 - 06/01/62	25,595,666	23,035,783
3.040% due 07/01/32	1,742,462	1,605,412
3.080% due 05/01/32	1,875,000	1,715,567
3.140% due 07/01/32	1,710,000	1,587,270
3.190% due 07/01/33	1,031,508	954,795
3.260% due 02/01/31	800,000	748,895
3.500% due 01/01/50 - 03/01/60	7,892,584	7,427,347
3.510% due 09/01/32	5,000,000	4,727,822
3.540% due 10/01/32	2,697,172	2,572,966
3.610% due 01/01/37	2,539,884	2,443,603
3.650% due 10/01/32	4,566,000	4,366,817
3.670% due 09/01/32	546,000	519,565
3.700% due 10/01/32	3,958,878	3,803,148
3.730% due 10/01/32	4,916,406	4,733,043
3.750% due 09/01/32	2,610,000	2,519,399
3.790% due 12/01/30	2,610,000	2,540,760
3.800% due 09/01/32	2,210,061	2,140,082
3.805% due 11/01/32	1,470,000	1,423,864
3.810% due 10/01/32	3,930,000	3,808,291
3.830% due 09/01/32	2,500,000	2,426,729
3.870% due 03/01/30	4,592,000	4,510,809
3.895% due 02/01/33	3,600,000	3,512,966
3.910% due 08/01/32	1,300,000	1,266,115
4.000% due 10/01/43 - 04/01/52	4,471,914	4,319,182
4.090% due 09/01/31 - 02/01/34	4,484,000	4,385,901
4.210% due 02/01/33	3,000,000	2,992,458
4.510% due 10/01/32	4,160,000	4,239,196
4.550% due 10/01/32	1,030,000	1,054,344
4.600% due 10/01/32	4,000,000	4,108,435
4.900% due 12/01/32	3,045,000	3,204,357
5.000% due 12/01/49 - 12/01/61	14,739,180	14,902,680
5.500% due 09/01/52 - 05/01/58	7,755,235	7,979,924
6.000% due 12/01/61	2,832,704	3,004,921

		198,824,740

Freddie Mac - 0.9%
3.000% due 10/01/51 - 02/01/52	4,870,794	4,412,526
3.500% due 04/01/37	1,256,961	1,216,021
3.700% due 06/01/34	5,000,000	4,757,028

		10,385,575

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association - 7.0%
2.500% due 10/20/45 - 10/20/50	$ 3,150,516	$ 2,760,848
2.816% due 07/20/71 §	2,551,689	2,294,129
2.930% due 10/20/70 §	1,907,132	1,716,570
3.000% due 08/20/50 - 03/20/52	5,034,942	4,574,990
3.073% due 09/20/70 §	5,716,569	5,244,342
3.093% due 12/20/71 §	2,973,584	2,705,955
3.500% due 10/20/50 - 03/20/52	18,214,497	17,087,344
4.000% due 12/20/51 - 03/20/52	4,676,727	4,533,015
4.500% due 07/20/52 - 09/20/52	10,017,938	9,939,937
5.000% due 07/20/52 - 09/15/52	14,666,622	14,881,575
5.500% due 09/20/52	2,000,567	2,025,291
6.343% (UST + 1.705%) due 03/20/72 §	2,002,138	2,084,842
6.374% (UST + 1.729%) due 02/20/72 §	1,947,547	2,027,290
6.381% (UST + 1.735%) due 10/20/71 §	2,518,835	2,618,179
6.449% (UST + 1.830%) due 07/20/72 §	3,550,041	3,733,321
6.471% (UST + 1.836%) due 08/20/71 §	2,345,134	2,448,868
6.565% (UST + 1.922%) due 08/20/72 §	4,475,388	4,703,331

		85,379,827

Total Mortgage-Backed Securities (Cost $433,222,251)		402,406,442

ASSET-BACKED SECURITIES - 13.3%
American Credit Acceptance Receivables Trust 5.830% due 10/13/28 ~	1,617,000	1,580,069
American Homes 4 Rent Trust 5.885% due 04/17/52 ~	2,135,000	2,104,301
AmeriCredit Automobile Receivables Trust 1.210% due 12/18/26	3,060,000	2,787,436
AMSR Trust
2.006% due 11/17/37 ~	2,120,000	1,922,424
2.327% due 10/17/38 ~	1,342,000	1,162,740
2.751% due 06/17/38 § ~	3,650,000	3,052,548
4.000% due 10/17/39 ~	3,000,000	2,568,809
Aqua Finance Trust 3.970% due 07/17/46 ~	1,225,000	1,048,932
Business Jet Securities LLC
2.918% due 04/15/36 ~	4,224,570	3,892,779
2.981% due 11/15/35 ~	1,063,267	1,008,788
Cars Net Lease Mortgage Notes 3.100% due 12/15/50 ~	425,163	378,466
Carvana Auto Receivables Trust 3.430% due 01/15/26 ~	2,366,300	2,334,944
Cascade MH Asset Trust
2.708% due 02/25/46 ~	1,420,000	1,095,788
4.250% due 08/25/54§ ~	3,396,565	3,023,371
CFIN Issuer LLC 3.250% due 02/16/26 ~	2,000,000	1,894,100
Consumer Receivables Asset Investment Trust 8.783% (SOFR + 3.750%) due 12/15/24 § ~	567,381	570,277
Continental Finance Credit Card ABS Master Trust
2.240% due 12/15/28 ~	2,170,000	2,070,471
6.190% due 10/15/30 ~	2,870,000	2,795,307
Credit Acceptance Auto Loan Trust
1.640% due 06/17/30 ~	3,815,000	3,520,493
2.730% due 11/15/29 ~	2,500,000	2,437,263

	Principal Amount	Value
Credito Real USA Auto Receivables Trust 1.350% due 02/16/27 ~	$ 251,048	$ 246,696
Crossroads Asset Trust 1.120% due 06/20/25 ~	679,000	670,976
DataBank Issuer 2.060% due 02/27/51 ~	1,300,000	1,155,423
Diversified Abs Phase VI LLC 7.500% due 11/28/39 Ω ±	1,910,684	1,862,917
Drive Auto Receivables Trust 3.180% due 10/15/26	2,304,836	2,290,012
DT Auto Owner Trust
1.100% due 02/16/27 ~	1,155,000	1,108,701
2.960% due 04/15/25 ~	1,483,996	1,469,901
Exeter Automobile Receivables Trust 5.980% due 12/15/28	3,400,000	3,366,641
FHF Trust 1.270% due 03/15/27 ~	166,065	159,540
FirstKey Homes Trust
2.389% due 08/17/38 ~	5,500,000	4,691,610
5.197% due 05/17/39 ~	915,000	867,265
Flagship Credit Auto Trust
2.180% due 02/16/27 ~	1,762,000	1,649,794
6.000% due 07/17/28 ~	3,148,000	3,107,830
FMC GMSR Issuer Trust
3.620% due 07/25/26 § ~	4,600,000	3,956,376
3.690% due 02/25/24	3,630,000	3,487,163
3.850% due 10/25/26 § ~	2,100,000	1,805,681
4.450% due 01/25/26 § ~	2,700,000	2,482,452
6.190% due 04/25/27 ~	3,000,000	2,805,839
7.900% due 07/25/27 ~	3,000,000	3,001,875
GLS Auto Receivables Issuer Trust
1.140% due 11/17/25 ~	536,606	529,271
1.640% due 10/15/26 ~	425,000	407,062
5.340% due 06/15/28 ~	1,889,000	1,865,994
6.420% due 06/15/28 ~	2,000,000	2,002,605
Hilton Grand Vacations Trust 4.300% due 01/25/37 ~	1,987,767	1,930,082
Jonah Energy Abs I LLC 7.200% due 12/10/37 ~	1,488,958	1,473,987
Jonah Energy LLC 7.800% due 11/10/37	1,845,380	1,809,210
LendingPoint Asset Securitization Trust 2.731% due 10/15/28 ~	475,382	470,486
LFT CRE Ltd. 6.634% (USD LIBOR + 1.950%) due 06/15/39 § ~	2,590,000	2,483,870
LP LMS Asset Securitization Trust
1.750% due 01/15/29 ~	963,443	940,982
3.228% due 10/15/28	317,474	317,244
Mariner Finance Issuance Trust 2.960% due 07/20/32 ~	849,730	840,355
MVW LLC 1.140% due 01/22/41 ~	738,928	673,422
New Residential Mortgage Loan Trust 4.000% due 09/04/39 ~	2,537,000	2,164,701
NRZ Excess Spread-Collateralized Notes
2.981% due 03/25/26 ~	1,274,253	1,157,456
3.104% due 07/25/26 ~	3,071,529	2,767,393
3.228% due 05/25/26 ~	1,491,087	1,351,858
3.844% due 12/25/25 ~	1,027,327	960,061
Octane Receivables Trust
2.890% due 03/20/26 ~	2,600,000	2,500,196
6.290% due 07/20/28 ~	2,613,000	2,617,356
OneMain Financial Issuance Trust 3.450% due 09/14/35 ~	675,000	579,018
Pagaya AI Debt Selection Trust 1.180% due 11/15/27 ~	430,993	427,510
Pagaya AI Technology in Housing Trust 4.250% due 08/25/25 ~	3,000,000	2,881,424
PNMAC GMSR Issuer Trust 8.810% (SOFR + 4.250%) due 05/25/27 § ~	1,730,000	1,731,895

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
PRET LLC 2.487% due 10/25/51 § ~	$ 3,368,955	$ 3,178,307
Pretium Mortgage Credit Partners I LLC 2.240% due 09/27/60 § ~	1,834,548	1,749,095
Progress Residential Trust
2.106% due 04/17/38 ~	3,250,000	2,790,811
2.409% due 05/17/38 ~	1,570,000	1,370,673
2.425% due 07/17/38 ~	2,530,000	2,178,599
2.538% due 05/17/26 ~	1,650,000	1,439,553
2.547% due 04/19/38 ~	2,550,000	2,223,293
2.811% due 11/17/40 ~	1,000,000	826,654
5.200% due 04/17/39 ~	1,685,000	1,550,012
Regional Management Issuance Trust
1.680% due 03/17/31 ~	1,217,000	1,136,608
2.420% due 03/17/31 ~	895,000	798,252
3.800% due 10/15/30 ~	2,000,000	1,814,459
Santander Consumer Auto Receivables Trust 1.570% due 01/15/27 ~	1,400,000	1,288,130
Santander Drive Auto Receivables Trust 4.430% due 03/15/27	1,539,000	1,516,282
SCF Equipment Leasing LLC 1.540% due 10/21/30 ~	2,055,000	1,847,346
Sierra Timeshare Receivables Funding LLC 1.340% due 11/20/37 ~	563,047	520,912
Tricolor Auto Securitization Trust 1.920% due 05/15/26 ~	815,000	796,314
United Auto Credit Securitization Trust 1.140% due 06/10/26 ~	850,000	831,872
Upstart Securitization Trust 5.980% due 08/20/32 ~	3,133,347	3,076,880
VCAT LLC 2.289% due 12/26/50 § ~	1,418,177	1,359,030
VOLT XCII LLC 1.893% due 02/27/51 § ~	660,189	606,834
VOLT XCIII LLC 1.893% due 02/27/51 § ~	2,311,503	2,135,346
VOLT XCIV LLC 2.240% due 02/27/51 § ~	1,617,138	1,520,806
VOLT XCIX LLC 2.116% due 04/25/51 § ~	1,102,349	1,009,624
VOLT XCVI LLC 2.116% due 03/27/51 § ~	1,288,908	1,216,458
VOLT XCVII LLC 2.240% due 04/25/51 § ~	1,316,073	1,215,519
Westlake Automobile Receivables Trust
5.480% due 09/15/27 ~	3,300,000	3,231,140
6.680% due 04/17/28 ~	2,900,000	2,922,726

Total Asset-Backed Securities (Cost $172,163,470)		162,470,971

U.S. TREASURY OBLIGATIONS - 26.7%
U.S. Treasury Bonds - 11.1%
1.125% due 08/15/40	6,945,000	4,596,451
1.250% due 05/15/50	127,000	73,908
1.375% due 08/15/50	11,770,000	7,075,333
1.625% due 11/15/50	6,885,000	4,419,309
1.875% due 02/15/41	3,025,000	2,265,028
1.875% due 02/15/51	7,498,800	5,126,133
1.875% due 11/15/51	8,070,000	5,498,791
2.000% due 11/15/41	5,200,000	3,928,742
2.000% due 08/15/51	6,815,000	4,796,722
2.250% due 05/15/41	13,162,000	10,464,047
2.250% due 08/15/46	950,000	717,695
2.375% due 02/15/42	4,790,000	3,854,547
2.375% due 05/15/51	260,000	199,758
2.750% due 08/15/42	5,700,000	4,854,574
2.875% due 08/15/45	4,210,000	3,590,916
2.875% due 05/15/52	21,300,000	18,230,221

	Principal Amount	Value
3.125% due 02/15/43	$ 368,000	$ 331,193
3.250% due 05/15/42	43,715,000	40,357,824
3.625% due 02/15/53	11,500,000	11,420,039
3.875% due 08/15/40	2,000,000	2,052,813
4.250% due 05/15/39	2,000,000	2,159,453

		136,013,497

U.S. Treasury Notes - 15.6%
0.250% due 09/30/25	18,990,000	17,383,268
0.375% due 01/31/26	115,000	104,425
0.875% due 06/30/26	600,000	547,277
1.250% due 03/31/28	5,485,000	4,893,970
1.500% due 02/15/30	1,075,000	942,725
1.625% due 05/15/31	565,000	491,219
1.875% due 02/28/27	20,000,000	18,666,797
1.875% due 02/28/29	7,300,000	6,634,018
1.875% due 02/15/32	6,000,000	5,267,578
2.500% due 02/28/26	270,000	260,197
2.625% due 07/31/29	28,130,000	26,612,518
2.750% due 07/31/27	71,080,000	68,470,031
2.875% due 04/30/29	15,475,000	14,861,743
2.875% due 05/15/32	6,175,000	5,877,828
3.000% due 07/15/25	9,475,000	9,274,767
3.125% due 08/31/27	1,925,000	1,883,342
3.125% due 08/31/29	1,900,000	1,849,902
3.250% due 06/30/29	7,400,000	7,256,914

		191,278,519

Total U.S. Treasury Obligations (Cost $364,525,257)		327,292,016

FOREIGN GOVERNMENT BONDS & NOTES - 0.4%
Chile Government (Chile) 2.550% due 01/27/32	272,000	232,871
Mexico Government (Mexico)
2.659% due 05/24/31	596,000	498,882
3.500% due 02/12/34	868,000	738,069
3.750% due 01/11/28	730,000	701,104
4.400% due 02/12/52	475,000	372,328
4.600% due 01/23/46	480,000	396,039
4.875% due 05/19/33	1,000,000	958,634
Panama Government (Panama)
3.160% due 01/23/30	480,000	422,494
4.500% due 04/16/50	415,000	317,118
Saudi Government (Saudi Arabia) 2.250% due 02/02/33 ~	338,000	278,152

Total Foreign Government Bonds & Notes (Cost $5,848,840)		4,915,691

MUNICIPAL BONDS - 0.3%
California State Build America Bonds 7.350% due 11/01/39	1,000,000	1,249,295
Oklahoma Development Finance Authority 4.714% due 05/01/52	445,000	431,867
Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/35	445,000	457,593
5.169% due 04/01/41	745,000	789,658
University of California 3.706% due 05/15/20	675,000	459,201

Total Municipal Bonds (Cost $3,888,105)		3,387,614

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $4,271,252; collateralized by U.S. Treasury Notes: 2.875% due 06/15/2025 and value $4,355,095)	$ 4,269,668	$ 4,269,668

Total Short-Term Investment (Cost $4,269,668)		4,269,668

TOTAL INVESTMENTS - 99.7% (Cost $1,341,527,765)		1,222,660,183

OTHER ASSETS & LIABILITIES, NET - 0.3%		3,432,700

NET ASSETS - 100.0%		$1,226,092,883

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $5,467,089 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$317,917,781	$-	$317,917,781	$-
	Mortgage-Backed Securities	402,406,442	-	398,802,270	3,604,172
	Asset-Backed Securities	162,470,971	-	160,608,054	1,862,917
	U.S. Treasury Obligations	327,292,016	-	327,292,016	-
	Foreign Government Bonds & Notes	4,915,691	-	4,915,691	-
	Municipal Bonds	3,387,614	-	3,387,614	-
	Short-Term Investment	4,269,668	-	4,269,668	-

	Total	$1,222,660,183	$-	$1,217,193,094	$5,467,089

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%
Financial - 0.0%
CBL & Associates Properties, Inc. REIT	9,021	$231,298

Total Common Stocks (Cost $125,422)		231,298

	Principal Amount
CORPORATE BONDS & NOTES - 34.2%
Basic Materials - 0.2%
Syngenta Finance NV (Switzerland) 4.441% due 04/24/23 ~	$4,400,000	4,394,820

Communications - 1.0%
AT&T, Inc. 1.700% due 03/25/26	3,700,000	3,405,743
Charter Communications Operating LLC/Charter Communications Operating Capital 3.850% due 04/01/61	7,500,000	4,685,685
Level 3 Financing, Inc. 3.400% due 03/01/27 ~	2,000,000	1,583,686
Lumen Technologies, Inc. 4.000% due 02/15/27 ~	2,600,000	1,718,379
SES SA (Luxembourg) 3.600% due 04/04/23 ~	800,000	800,000
Sprint LLC 7.875% due 09/15/23	1,200,000	1,209,953
T-Mobile USA, Inc.
2.550% due 02/15/31	3,800,000	3,222,465
3.375% due 04/15/29	7,200,000	6,570,629

		23,196,540

Consumer, Cyclical - 3.2%
Air Canada Pass-Through Trust (Canada) 3.750% due 06/15/29 ~	1,510,435	1,406,023
Alaska Airlines Pass-Through Trust 4.800% due 02/15/29 ~	5,226,191	5,080,988
American Airlines Pass-Through Trust 2.875% due 01/11/36	4,627,511	3,821,042
American Airlines Pass-Through Trust A
3.250% due 04/15/30	2,164,225	1,876,791
4.000% due 01/15/27	2,020,557	1,831,492
American Airlines Pass-Through Trust AA 3.000% due 04/15/30	3,321,899	2,944,177
Daimler Truck Finance North America LLC (Germany) 5.569% (SOFR + 0.750%) due 12/13/24 § ~	6,650,000	6,562,858
Ford Motor Credit Co. LLC
2.748% due 06/14/24	GBP 300,000	352,686
3.021% due 03/06/24	EUR 1,900,000	2,027,521
3.375% due 11/13/25	$2,300,000	2,158,814
Hyatt Hotels Corp. 1.800% due 10/01/24	7,200,000	6,820,712
Hyundai Capital America 1.650% due 09/17/26 ~	7,200,000	6,377,558
JetBlue Pass-Through Trust Class A 4.000% due 05/15/34	7,648,309	7,030,541
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/28 ~	5,900,000	4,994,135
3.875% due 09/21/23 ~	3,400,000	3,362,463

	Principal Amount	Value
Starbucks Corp. 2.550% due 11/15/30	$9,700,000	$8,446,871
Toyota Motor Credit Corp. 5.570% (SOFR + 0.750%) due 12/11/23 §	3,300,000	3,300,604
United Airlines Pass-Through Trust 2.700% due 11/01/33	4,317,364	3,648,060
Volkswagen Group of America Finance LLC (Germany) 4.625% due 11/13/25 ~	1,000,000	992,332

		73,035,668

Consumer, Non-Cyclical - 3.4%
Amgen, Inc. 5.250% due 03/02/33	3,700,000	3,803,400
Bacardi Ltd. (Bermuda) 4.450% due 05/15/25 ~	6,700,000	6,601,164
Bayer US Finance II LLC (Germany) 4.375% due 12/15/28 ~	7,400,000	7,158,150
Becton Dickinson & Co. 1.957% due 02/11/31	7,900,000	6,505,348
Block Financial LLC 3.875% due 08/15/30	6,600,000	5,680,491
CommonSpirit Health 6.073% due 11/01/27	4,200,000	4,314,834
Constellation Brands, Inc. 3.700% due 12/06/26	4,400,000	4,256,971
CVS Health Corp. 2.125% due 09/15/31	3,500,000	2,863,353
CVS Pass-Through Trust 6.943% due 01/10/30	144,513	149,043
Duke University 2.682% due 10/01/44	9,600,000	7,277,733
Elevance Health, Inc. 2.375% due 01/15/25	3,400,000	3,256,404
General Mills, Inc. 5.840% (USD LIBOR + 1.010%) due 10/17/23 §	1,000,000	1,003,884
HCA, Inc. 3.375% due 03/15/29 ~	7,300,000	6,598,400
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	6,200,000	6,008,619
3.875% due 07/26/29 ~	3,300,000	2,971,089
Kenvue, Inc. 5.050% due 03/22/28 ~	2,400,000	2,481,675
Mylan, Inc. 4.200% due 11/29/23	1,500,000	1,484,167
Zoetis, Inc. 2.000% due 05/15/30	7,000,000	5,895,894

		78,310,619

Energy - 1.2%
Midwest Connector Capital Co. LLC 3.900% due 04/01/24 ~	4,100,000	4,029,374
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil) 7.350% PIK due 12/01/26 ~	2,273,594	1,264,118
Odebrecht Oil & Gas Finance Ltd. (Brazil) 0.000% due 05/01/23 ~	1,012,000	1,012
Petroleos Mexicanos (Mexico) 10.000% due 02/07/33 ~	1,900,000	1,822,659
Pioneer Natural Resources Co. 5.100% due 03/29/26	2,300,000	2,310,762
Rio Oil Finance Trust (Brazil)
9.250% due 07/06/24 ~	561,310	568,256
9.750% due 01/06/27 ~	3,082,382	3,194,935
Sabine Pass Liquefaction LLC 4.500% due 05/15/30	6,800,000	6,562,566
Targa Resources Corp. 5.200% due 07/01/27	6,600,000	6,549,465

		26,303,147

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Financial - 17.4%
AIB Group PLC (Ireland) 7.583% due 10/14/26 ~	$7,500,000	$7,699,762
American Tower Corp. REIT
2.100% due 06/15/30	8,000,000	6,541,260
3.000% due 06/15/23	900,000	895,057
Aviation Capital Group LLC 4.125% due 08/01/25 ~	6,620,000	6,306,140
Banco Bilbao Vizcaya Argentaria SA (Spain)
0.875% due 09/18/23	2,100,000	2,052,712
1.125% due 09/18/25	3,400,000	3,065,027
Banco Espirito Santo SA (Portugal)
2.625% * Y ~	EUR 1,000,000	135,563
4.750% * Y ~	5,600,000	759,150
Bank of America Corp. 5.015% due 07/22/33	$6,500,000	6,433,485
Bank of Ireland Group PLC (Ireland) 6.253% due 09/16/26 ~	6,400,000	6,368,105
Barclays PLC (United Kingdom)
3.375% due 04/02/25 ~	EUR 900,000	968,012
7.325% due 11/02/26	$4,100,000	4,202,651
7.385% due 11/02/28	4,000,000	4,243,373
BNP Paribas SA (France)
1.904% due 09/30/28 ~	3,600,000	3,064,439
3.132% due 01/20/33 ~	7,800,000	6,524,829
Citigroup, Inc.
2.572% due 06/03/31	8,100,000	6,838,763
3.070% due 02/24/28	4,200,000	3,908,941
Commonwealth Bank of Australia (Australia) 2.552% due 03/14/27 ~	2,900,000	2,690,270
Cooperatieve Rabobank UA (Netherlands) 4.655% due 08/22/28 ~	6,700,000	6,516,255
Credit Suisse AG (Switzerland)
6.500% due 08/08/23 ~	3,200,000	3,076,000
7.500% due 02/15/28	2,000,000	2,125,000
7.950% due 01/09/25	2,000,000	2,035,520
Credit Suisse Group AG (Switzerland)
3.869% due 01/12/29 ~	9,100,000	8,124,503
6.394% (USD LIBOR + 1.240%) due 06/12/24 § ~	6,200,000	6,046,389
6.537% due 08/12/33 ~	8,500,000	8,755,000
Crown Castle, Inc. REIT
2.250% due 01/15/31	7,900,000	6,551,421
3.700% due 06/15/26	2,277,000	2,196,523
CTP NV (Netherlands) 0.875% due 01/20/26 ~	EUR 2,100,000	1,905,513
CubeSmart LP REIT 2.500% due 02/15/32	$3,200,000	2,572,096
Deutsche Bank AG (Germany) 3.961% due 11/26/25	13,500,000	12,781,489
Digital Realty Trust LP REIT 3.600% due 07/01/29	4,500,000	4,046,488
EPR Properties REIT 4.500% due 04/01/25	2,200,000	2,125,799
Essex Portfolio LP REIT 3.375% due 04/15/26	3,500,000	3,343,783
Federation des Caisses Desjardins du Quebec (Canada) 4.400% due 08/23/25 ~	7,000,000	6,832,562
GA Global Funding Trust 1.250% due 12/08/23 ~	7,000,000	6,790,029
GLP Capital LP/GLP Financing II, Inc. REIT 4.000% due 01/15/30	1,800,000	1,598,364
Host Hotels & Resorts LP REIT
3.875% due 04/01/24	700,000	683,884
4.000% due 06/15/25	1,350,000	1,295,955
HSBC Holdings PLC (United Kingdom) 7.390% due 11/03/28	8,500,000	9,054,121
HSBC USA, Inc. 5.625% due 03/17/25	4,600,000	4,612,685

	Principal Amount	Value
Intercontinental Exchange, Inc. 2.100% due 06/15/30	$4,400,000	$3,708,813
Intesa Sanpaolo SpA (Italy) 3.250% due 09/23/24 ~	7,300,000	7,015,949
JPMorgan Chase & Co.
1.578% due 04/22/27	7,000,000	6,294,604
4.851% due 07/25/28	4,800,000	4,795,426
4.912% due 07/25/33	6,400,000	6,366,916
5.546% due 12/15/25	5,100,000	5,137,689
KBC Group NV (Belgium) 5.796% due 01/19/29 ~	2,600,000	2,618,369
Kilroy Realty LP REIT 4.375% due 10/01/25	2,600,000	2,358,950
Life Storage LP REIT
2.400% due 10/15/31	7,000,000	5,650,541
3.875% due 12/15/27	2,600,000	2,462,277
Lloyds Banking Group PLC (United Kingdom)
4.450% due 05/08/25	4,500,000	4,380,407
4.947% due 06/27/25 ~	EUR 300,000	294,706
Logicor Financing SARL (Luxembourg) 1.625% due 01/17/30 ~	2,300,000	1,747,459
Manulife Financial Corp. (Canada) 4.150% due 03/04/26	$500,000	492,545
MassMutual Global Funding II 5.050% due 12/07/27 ~	4,000,000	4,052,449
Mid-America Apartments LP REIT 4.200% due 06/15/28	3,000,000	2,920,233
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.412% due 07/17/25	6,900,000	6,331,621
5.133% due 07/20/33	6,500,000	6,441,300
5.681% (SOFR + 0.940%) due 02/20/26 §	500,000	492,492
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31	8,700,000	7,046,628
5.414% due 09/13/28	3,800,000	3,819,247
Morgan Stanley
4.889% due 07/20/33	6,500,000	6,392,718
5.123% due 02/01/29	2,500,000	2,521,809
National Retail Properties, Inc. REIT 3.500% due 10/15/27	5,600,000	5,276,320
Natwest Group PLC (United Kingdom) 2.000% due 03/04/25 ~	EUR 4,600,000	4,879,806
Nomura Holdings, Inc. (Japan)
2.172% due 07/14/28	$500,000	417,706
2.679% due 07/16/30	6,700,000	5,421,904
5.842% due 01/18/28	1,700,000	1,715,365
6.181% due 01/18/33	2,500,000	2,546,921
Omega Healthcare Investors, Inc. REIT
4.375% due 08/01/23	453,000	450,159
4.750% due 01/15/28	590,000	547,384
Pricoa Global Funding I 4.200% due 08/28/25 ~	4,500,000	4,419,914
Public Storage REIT 3.094% due 09/15/27	1,100,000	1,035,563
Regency Centers LP REIT 4.125% due 03/15/28	3,500,000	3,324,034
Santander Holdings USA, Inc. 2.490% due 01/06/28	6,500,000	5,627,376
Scentre Group Trust 1/Scentre Group Trust 2 REIT (Australia) 3.625% due 01/28/26 ~	7,300,000	6,995,962
Societe Generale SA (France)
3.337% due 01/21/33 ~	8,000,000	6,443,887
4.250% due 09/14/23 ~	7,700,000	7,599,191
Spirit Realty LP REIT 3.200% due 01/15/27	8,100,000	7,394,179
Standard Chartered PLC (United Kingdom)
1.456% due 01/14/27 ~	4,000,000	3,517,380
5.683% (SOFR + 0.930%) due 11/23/25 § ~	5,400,000	5,300,336
STORE Capital Corp. REIT 4.500% due 03/15/28	7,600,000	6,814,558

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.902% due 09/17/28	$6,000,000	$5,085,993
5.464% due 01/13/26	2,900,000	2,929,606
5.520% due 01/13/28	3,100,000	3,154,062
Synchrony Bank 5.625% due 08/23/27	5,600,000	5,146,761
Synchrony Financial 5.150% due 03/19/29	4,700,000	4,137,063
Tesco Property Finance 4 PLC (United Kingdom) 5.801% due 10/13/40 ~	GBP 185,911	228,213
Tesco Property Finance 5 PLC (United Kingdom) 5.661% due 10/13/41 ~	95,382	115,274
Truist Financial Corp. 5.900% due 10/28/26	$6,000,000	5,987,543
UBS Group AG (Switzerland) 5.711% due 01/12/27 ~	2,800,000	2,777,254
UniCredit SpA (Italy) 7.830% due 12/04/23 ~	8,700,000	8,780,715
Virgin Money UK PLC (United Kingdom) 4.000% due 09/03/27 ~	GBP 500,000	566,350
Wells Fargo & Co.
2.393% due 06/02/28	$2,200,000	1,982,481
4.540% due 08/15/26	6,600,000	6,484,462

		396,213,788

Industrial - 2.0%
AP Moller - Maersk AS (Denmark) 4.500% due 06/20/29 ~	8,600,000	8,543,619
Boeing Co. 1.433% due 02/04/24	3,500,000	3,382,547
Flex Ltd. 4.875% due 05/12/30	7,900,000	7,692,177
Fortune Brands Innovations, Inc. 3.250% due 09/15/29	8,200,000	7,306,947
GATX Corp. 4.000% due 06/30/30	7,400,000	6,817,504
Kansas City Southern 3.125% due 06/01/26	9,800,000	9,357,697
SMBC Aviation Capital Finance DAC (Ireland) 4.125% due 07/15/23 ~	1,800,000	1,788,267

		44,888,758

Technology - 2.0%
Amdocs Ltd. 2.538% due 06/15/30	4,700,000	3,965,076
Broadcom, Inc.
2.600% due 02/15/33 ~	1,800,000	1,412,704
3.137% due 11/15/35 ~	7,388,000	5,687,560
3.187% due 11/15/36 ~	2,900,000	2,200,129
3.469% due 04/15/34 ~	3,639,000	2,991,456
Dell International LLC/EMC Corp. 5.850% due 07/15/25	9,200,000	9,355,054
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
3.875% due 06/18/26	4,000,000	3,865,186
4.875% due 03/01/24	5,900,000	5,857,673
Open Text Corp. (Canada) 6.900% due 12/01/27 ~	8,100,000	8,363,250
Oracle Corp. 6.150% due 11/09/29	2,700,000	2,877,122

		46,575,210

Utilities - 3.8%
DTE Electric Co. 4.050% due 05/15/48	100,000	85,698
Enel Finance America LLC (Italy) 7.100% due 10/14/27 ~	2,900,000	3,119,142

	Principal Amount	Value
Enel Finance International NV (Italy) 2.250% due 07/12/31 ~	$7,500,000	$5,878,208
Entergy Louisiana LLC 2.350% due 06/15/32	7,700,000	6,330,757
Evergy, Inc. 2.450% due 09/15/24	8,800,000	8,434,888
National Rural Utilities Cooperative Finance Corp. 4.800% due 03/15/28	2,600,000	2,627,165
New York State Electric & Gas Corp. 2.150% due 10/01/31 ~	7,200,000	5,781,736
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/30	9,600,000	8,121,357
Pacific Gas & Electric Co.
1.700% due 11/15/23	3,300,000	3,220,100
3.500% due 06/15/25	2,400,000	2,290,037
5.450% due 06/15/27	6,800,000	6,738,894
Pennsylvania Electric Co. 3.600% due 06/01/29 ~	4,300,000	4,018,162
Public Service Co. of Colorado 1.900% due 01/15/31	6,300,000	5,212,053
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries (India) 4.500% due 07/14/28 ~	5,900,000	4,960,588
SGSP Australia Assets Pty Ltd. (Australia) 3.300% due 04/09/23 ~	1,200,000	1,199,685
Southern California Edison Co. 2.500% due 06/01/31	7,000,000	5,944,042
Southern Co. 3.250% due 07/01/26	5,700,000	5,439,538
WEC Energy Group, Inc. 1.800% due 10/15/30	8,400,000	6,808,454

		86,210,504

Total Corporate Bonds & Notes (Cost $844,452,915)		779,129,054

MORTGAGE-BACKED SECURITIES - 55.8%
Collateralized Mortgage Obligations - Commercial - 8.3%
1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	9,600,000	8,987,962
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/53 ~	4,900,000	4,200,156
AREIT LLC 6.985% (SOFR + 2.242%) due 06/17/39 § ~	5,600,000	5,559,977
Ashford Hospitality Trust 5.685% (USD LIBOR + 1.000%) due 06/15/35 § ~	7,400,000	7,168,677
Atrium Hotel Portfolio Trust 5.634% (USD LIBOR + 0.950%) due 06/15/35 § ~	6,500,000	6,264,104
Austin Fairmont Hotel Trust 5.734% (USD LIBOR + 1.050%) due 09/15/32 § ~	4,500,000	4,407,387
BAMLL Commercial Mortgage Securities Trust 5.734% (USD LIBOR + 1.050%) due 09/15/38 § ~	7,000,000	6,541,544
BDS LLC 6.828% (SOFR + 2.137%) due 08/19/38 § ~	6,500,000	6,506,975
Benchmark Mortgage Trust 3.458% due 03/15/55	6,500,000	5,735,931
BX Commercial Mortgage Trust 5.373% (USD LIBOR + 0.689%) due 10/15/38 § ~	5,430,550	5,210,778
Cantor Commercial Real Estate Lending 2.874% due 11/15/52	6,200,000	5,276,727

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	$3,928,272	$3,773,152
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49	5,376,416	5,165,975
3.778% due 09/10/58	5,900,000	5,662,084
CLNC Ltd. (Cayman) 6.056% (SOFR + 1.364%) due 08/20/35 § ~	2,485,800	2,457,081
DBGS Mortgage Trust 3.843% due 04/10/37 ~	8,700,000	7,407,241
DBWF Mortgage Trust 5.891% (USD LIBOR + 1.130%) due 12/19/30 § ~	6,600,000	6,483,012
DOLP Trust 2.956% due 05/10/41 ~	7,000,000	5,596,970
Extended Stay America Trust 5.765% (USD LIBOR + 1.080%) due 07/15/38 § ~	6,833,346	6,633,715
GS Mortgage Securities Corp. II 8.228% (SOFR + 3.400%) due 08/15/39 § ~	6,700,000	6,671,320
GS Mortgage Securities Trust 3.602% due 10/10/49 § ~	7,000,000	5,659,419
JP Morgan Chase Commercial Mortgage Securities Trust
5.934% (USD LIBOR + 1.250%) due 09/15/29 § ~	2,409,756	2,232,396
6.134% (USD LIBOR + 1.450%) due 12/15/31 § ~	5,461,346	5,212,298
Manhattan West 2020-1MW Mortgage Trust 2.130% due 09/10/39 ~	8,600,000	7,414,310
MF1 Multifamily Housing Mortgage Loan Trust 5.624% (SOFR + 0.964%) due 07/15/36 § ~	3,435,709	3,375,470
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	2,284,358	2,221,170
Morgan Stanley Capital I Trust 2.428% due 04/05/42 § ~	4,900,000	3,843,105
NYO Commercial Mortgage Trust 5.780% (USD LIBOR + 1.095%) due 11/15/38 § ~	11,200,000	10,293,182
One New York Plaza Trust 5.634% (USD LIBOR + 0.950%) due 01/15/36 § ~	3,780,000	3,627,664
PFP Ltd. (Bermuda) 6.934% (SOFR + 2.274%) due 08/19/35 § ~	6,400,000	6,362,688
Ready Capital Mortgage Financing LLC 7.358% (SOFR + 2.552%) due 10/25/39 § ~	6,091,339	6,058,160
STWD Ltd. (Cayman) 5.854% (SOFR + 1.194%) due 07/15/38 § ~	5,654,182	5,630,130
STWD Mortgage Trust (Cayman) 5.542% (USD LIBOR + 0.858%) due 11/15/36 § ~	7,100,000	6,831,822
Wells Fargo Commercial Mortgage Trust 3.809% due 12/15/48	4,837,000	4,635,602

		189,108,184

Collateralized Mortgage Obligations - Residential - 8.5%
Alternative Loan Trust (IO)
0.155% (5.000% - USD LIBOR) due 05/25/35 §	645,534	31,909
Alternative Loan Trust
5.465% (USD LIBOR + 0.620%) due 10/25/35 §	5,456	5,343
Banc of America Funding Trust
3.011% due 08/25/47 § ~	3,395,971	2,362,921
4.160% due 02/20/36 §	237,362	216,393

	Principal Amount	Value
Banc of America Mortgage Trust 6.000% due 05/25/37	$1,833,628	$1,439,710
BCAP LLC Trust
4.604% due 03/26/37 § ~	136,723	133,229
5.250% due 02/26/36 § ~	959,489	433,969
Bear Stearns Adjustable Rate Mortgage Trust 3.539% due 08/25/33 §	456,972	416,963
Bear Stearns ALT-A Trust 4.601% due 01/25/36 §	1,033,032	957,288
Bear Stearns Structured Products, Inc. Trust
3.649% due 12/26/46 §	401,151	270,694
3.947% due 01/26/36 §	460,720	338,096
CHL Mortgage Pass-Through Trust
4.221% due 05/20/34 §	336,589	302,120
5.485% (USD LIBOR + 0.640%) due 03/25/35 §	386,361	340,797
6.500% due 10/25/37	744,447	364,923
Citigroup Mortgage Loan Trust 3.799% due 08/25/36 §	398,353	343,988
Citigroup Mortgage Loan Trust, Inc. 3.906% due 08/25/35 §	68,214	55,262
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) 5.044% due 03/25/32 § ~	79,915	72,475
DSLA Mortgage Loan Trust 4.540% due 07/19/44 §	277,445	245,805
Fannie Mae REMICS
4.677% (USD LIBOR + 0.060%) due 07/25/37 §	50,512	49,501
5.159% due 10/25/42 §	333,017	338,264
5.161% (USD LIBOR + 0.400%) due 04/18/28 §	11,804	11,786
5.211% (USD LIBOR + 0.450%) due 10/18/30 §	163	163
5.225% (USD LIBOR + 0.380%) due 11/25/42 §	1,168,689	1,150,888
Fannie Mae REMICS (IO) 1.855% (6.700% - USD LIBOR) due 10/25/35 §	1,497	150
Finsbury Square PLC (United Kingdom) 5.460% (SONIA + 1.300%) due 06/16/70 § ~	GBP 2,120,485	2,619,731
First Horizon Alternative Mortgage Securities Trust
4.432% due 03/25/35 §	$369,981	226,159
4.863% due 06/25/34 §	1,240,017	1,138,550
Freddie Mac 7.500% due 09/20/26	20,526	20,939
Freddie Mac REMICS
3.655% (USD LIBOR + 0.350%) due 08/15/40 §	2,379,354	2,323,754
3.666% (USD LIBOR + 0.350%) due 10/15/40 §	2,334,825	2,283,131
4.874% (USD LIBOR + 0.190%) due 10/15/43 §	2,643,642	2,571,764
5.034% (USD LIBOR + 0.350%) due 12/15/29 §	4,131	4,107
Freddie Mac Structured Pass-Through Certificates
4.338% (US FED + 1.200%) due 10/25/44 §	501,792	468,875
4.538% (US FED + 1.400%) due 07/25/44 §	2,395,790	2,264,762
Government National Mortgage Association
5.059% (SOFR + 0.500%) due 01/20/72 §	2,577,069	2,520,027
5.359% (SOFR + 0.800%) due 01/20/73 §	4,527,542	4,506,403
5.439% (SOFR + 0.880%) due 02/20/73 §	5,110,443	5,111,011
5.459% (SOFR + 0.900%) due 01/20/73 §	7,532,708	7,541,486

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association REMICS
1.968% (USD LIBOR + 0.750%) due 04/20/67 §	$4,591,986	$4,589,376
5.066% (USD LIBOR + 0.500%) due 04/20/64 §	1,486,007	1,480,877
5.116% (USD LIBOR + 0.550%) due 05/20/65 §	895,104	886,157
5.166% (USD LIBOR + 0.600%) due 07/20/65 - 08/20/65 §	5,689,813	5,629,901
5.280% (SOFR + 0.880%) due 03/20/73 §	5,000,000	4,999,469
5.309% (SOFR + 0.750%) due 10/20/72 §	5,215,617	5,193,931
5.316% (USD LIBOR + 0.750%) due 01/20/66 §	3,898,655	3,852,966
5.579% (SOFR + 1.020%) due 12/20/72 §	3,122,925	3,150,481
Great Hall Mortgages No 1 PLC (United Kingdom) 5.093% (USD LIBOR + 0.130%) due 06/18/39 § ~	1,407,635	1,389,975
GreenPoint Mortgage Funding Trust 5.385% (USD LIBOR + 0.540%) due 11/25/45 §	29,169	26,141
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/52 § ~	6,412,604	5,220,215
HarborView Mortgage Loan Trust 5.005% (USD LIBOR + 0.320%) due 05/25/38 §	657,246	508,565
Impac CMB Trust 5.385% (USD LIBOR + 0.270%) due 05/25/35 §	24,700	22,307
IndyMac ARM Trust 3.544% due 01/25/32 §	6,563	5,982
JP Morgan Alternative Loan Trust
5.205% (USD LIBOR + 0.360%) due 05/25/36 §	1,910,166	1,542,943
6.000% due 12/27/36 ~	896,486	501,715
JP Morgan Mortgage Trust
3.759% due 12/26/37 § ~	3,177,791	2,667,325
5.145% (USD LIBOR + 0.300%) due 10/25/35 §	1,086,701	774,022
Legacy Mortgage Asset Trust 5.882% due 10/25/59 § ~	5,439,460	5,438,523
Lehman Mortgage Trust 5.750% due 02/25/37	4,972,134	3,507,759
MASTR Adjustable Rate Mortgages Trust 4.102% due 04/21/34 §	7,464	7,058
MASTR Alternative Loan Trust 5.245% (USD LIBOR + 0.400%) due 03/25/36 §	690,416	72,276
Merrill Lynch Mortgage Investors Trust 3.471% due 06/25/35 §	14,796	13,573
Metlife Securitization Trust 3.750% due 03/25/57 § ~	4,558,693	4,314,718
New Residential Mortgage Loan Trust
3.000% due 03/25/52 § ~	6,486,555	5,508,073
3.500% due 12/25/57 § ~	3,859,451	3,652,693
OBX Trust
5.495% (USD LIBOR + 0.650%) due 06/25/57 § ~	3,971,944	3,718,481
6.120% due 11/25/62 § ~	4,892,628	4,901,168
PHH Alternative Mortgage Trust 5.165% (USD LIBOR + 0.320%) due 02/25/37 §	6,837,255	4,700,403
RBSSP Resecuritization Trust 6.250% due 12/26/36 § ~	632,041	239,256
Reperforming Loan REMIC Trust 5.185% (USD LIBOR + 0.340%) due 06/25/35 § ~	903,537	823,474
Residential Asset Securitization Trust (IO) 0.105% (4.950% - USD LIBOR) due 11/25/35 §	1,788,545	134,012

	Principal Amount	Value
Resloc UK PLC (United Kingdom) 3.117% (EUR LIBOR + 0.160%) due 12/15/43 § ~	EUR 1,733,998	$1,782,177
RFMSI Trust 4.148% due 09/25/35 §	$366,227	225,993
Ripon Mortgages PLC (United Kingdom) 4.815% (SONIA + 0.700%) due 08/28/56 § ~	GBP 8,128,564	9,962,955
RMAC Securities No. 1 PLC (United Kingdom) 4.740% (SONIA + 0.589%) due 06/12/44 § ~	3,630,850	4,169,115
Seasoned Credit Risk Transfer Trust 14.119% due 09/25/60 § ~	$2,988,505	2,115,272
Sequoia Mortgage Trust 5.461% (USD LIBOR + 0.700%) due 07/20/33 §	222,673	199,023
Structured Adjustable Rate Mortgage Loan Trust 3.845% due 01/25/35 §	50,058	49,242
Structured Asset Mortgage Investments II Trust
5.261% (USD LIBOR + 0.500%) due 07/19/35 §	66,637	60,765
5.265% (USD LIBOR + 0.420%) due 05/25/36 §	385,645	251,681
5.305% (USD LIBOR + 0.460%) due 02/25/36 §	589,049	479,588
5.405% (USD LIBOR + 0.560%) due 02/25/36 §	361,357	295,046
Structured Asset Mortgage Investments Trust 5.421% (USD LIBOR + 0.660%) due 09/19/32 §	14,856	14,011
Structured Asset Securities Corp. Trust 5.750% due 04/25/35	2,355,662	1,417,563
Suntrust Alternative Loan Trust (IO) 0.255% (5.100% - USD LIBOR) due 12/25/35 §	2,056,308	80,202
Towd Point Mortgage Funding (United Kingdom) 5.243% (SONIA + 1.350%) due 07/20/45 § ~	GBP 18,250,638	22,424,189
Towd Point Mortgage Funding PLC (United Kingdom) 5.037% (SONIA + 1.144%) due 10/20/51	7,950,963	9,820,033
UWM Mortgage Trust
2.500% due 11/25/51 § ~	$6,322,010	5,146,466
2.500% due 12/25/51 § ~	6,385,444	5,198,105
Verus Securitization Trust 5.850% due 12/25/67 § ~	4,947,657	4,911,643
Wachovia Mortgage Loan Trust LLC Trust 4.238% due 05/20/36 §	60,512	57,964
WaMu Mortgage Pass-Through Certificates Trust
3.979% due 01/25/36 §	336,739	298,113
5.385% (USD LIBOR + 0.540%) due 12/25/45 §	18,572	17,054
5.425% (USD LIBOR + 0.580%) due 10/25/45 §	17,883	16,411
Washington Mutual Mortgage Pass-Through Certificates Trust
3.968% (US FED + 0.830%) due 11/25/46 §	892,433	728,888
6.000% due 07/25/36	1,195,354	892,375
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
0.005% (4.850% - USD LIBOR) due 11/25/35 §	6,726,356	327,510
0.105% (4.950% - USD LIBOR) due 11/25/35 §	1,997,139	134,512
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 3.975% due 02/25/33 §	1,760	1,638

		194,034,685

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Fannie Mae - 37.3%
due 02/25/52 #	$230,600,000	$207,142,261
due 05/12/52 #	78,000,000	76,448,449
due 04/13/53 #	300,000	269,201
due 04/13/53 #	23,200,000	23,681,219
due 04/13/53 #	88,400,000	82,146,390
due 04/13/53 #	92,000,000	87,996,913
due 04/13/53 #	61,100,000	60,942,477
due 05/11/53 #	900,000	918,105
due 05/11/53 #	14,000,000	14,423,281
due 05/11/53 #	66,700,000	67,357,880
due 05/11/53 #	99,300,000	99,032,355
2.830% (USD LIBOR + 1.455%) due 04/01/35 §	64,054	62,507
2.855% (US FED + 1.270%) due 03/01/33 §	79,504	76,690
3.000% due 04/01/27 - 08/01/52	43,101,201	38,789,676
3.000% due 08/01/52	28,317,821	25,452,593
3.000% due 09/01/52	53,457,228	48,041,917
3.055% (UST + 2.055%) due 04/01/34 §	41,688	41,237
3.095% (UST + 2.095%) due 04/01/27 §	486	479
3.416% (UST + 2.068%) due 03/01/34 §	2,015	1,961
3.500% due 05/01/33 - 05/01/35	6,997,568	6,807,864
3.505% (USD LIBOR + 1.255%) due 07/01/35 §	126,084	125,243
3.560% (USD LIBOR + 1.318%) due 08/01/35 §	98,831	96,878
3.585% (USD LIBOR + 1.335%) due 12/01/34 §	237,329	233,368
3.663% (USD LIBOR + 1.413%) due 07/01/33 §	7,270	7,081
3.663% (USD LIBOR + 1.538%) due 01/01/36 §	5,310	5,188
3.668% (USD LIBOR + 1.418%) due 12/01/34 §	2,290	2,239
3.691% (USD LIBOR + 1.373%) due 09/01/35 §	33,109	32,304
3.738% (US FED + 1.255%) due 05/01/36 §	8,764	8,486
3.820% (UST + 1.695%) due 02/01/33 §	135,852	133,991
3.993% (US FED + 1.200%) due 08/01/42 - 10/01/44 §	397,508	378,867
4.000% due 04/01/24 - 02/01/48	2,597,224	2,537,583
4.000% (USD LIBOR + 2.250%) due 06/01/34 §	1,705	1,666
4.050% (UST + 1.925%) due 02/01/33 §	1,888	1,842
4.090% (USD LIBOR + 1.840%) due 09/01/35 §	14,732	14,549
4.110% (US FED + 1.255%) due 05/01/36 §	272,119	265,887
4.150% (UST + 2.025%) due 01/01/34 §	3,770	3,826
4.171% (US FED + 1.259%) due 05/01/36 §	6,336	6,251
4.320% (USD LIBOR + 1.694%) due 03/01/33 §	2,070	2,032
4.395% (UST + 2.360%) due 11/01/34 §	739,638	759,807
4.500% due 06/01/23 - 10/01/42	301,035	302,146
5.000% due 05/01/25 - 02/01/44	1,255,989	1,273,180
5.136% (US FED + 1.731%) due 09/01/34 §	22,788	23,137

	Principal Amount	Value
5.213% (USD LIBOR + 1.550%) due 09/01/33 §	$9,836	$9,880
5.500% due 05/01/23 - 09/01/41	2,450,738	2,528,482
5.730% (USD LIBOR + 1.605%) due 08/01/36 §	17,059	17,035
6.000% due 02/01/24 - 09/01/39	1,348,587	1,394,633
6.500% due 09/01/28 - 05/11/53	235,087	243,888
7.500% due 01/01/33	7,437	7,757
8.000% due 05/01/30	1,378	1,385

		850,052,066

Freddie Mac - 1.4%
3.000% due 04/01/27 - 08/01/52	395,406	355,272
3.000% due 04/01/52 - 08/01/52	24,856,432	22,342,893
3.235% (UST + 2.249%) due 03/01/32 §	10,418	10,172
3.500% due 08/01/27 - 06/01/48	6,318,594	5,965,582
3.586% (USD LIBOR + 1.345%) due 09/01/35 §	68,651	68,621
4.000% (UST + 2.250%) due 07/01/32 §	6,064	5,963
4.000% due 11/01/33 - 04/01/48	1,569,978	1,541,276
4.262% (UST + 2.137%) due 01/01/28 §	2,136	2,083
2.624% (UST + 2.249%) due 03/01/32 §	14,084	13,805
5.500% due 06/01/23 - 05/01/40	2,144,830	2,226,033
6.000% due 05/01/29	4,638	4,739
7.000% due 10/01/37	10,549	11,129

		32,547,568

Government National Mortgage Association - 0.3%
2.625% (UST + 1.500%) due 07/20/23 - 03/20/33 §	187,479	184,255
2.750% (UST + 1.500%) due 10/20/23 - 12/20/32 §	85,191	83,050
2.875% (UST + 1.500%) due 04/20/24 - 06/20/32 §	123,656	122,226
3.000% (UST + 1.500%) due 10/20/24 - 09/20/30 §	14,495	14,143
3.125% (UST + 2.000%) due 03/20/29 §	18,212	18,010
3.500% (UST + 1.500%) due 11/20/24 §	2,102	2,070
3.500% (UST + 2.000%) due 11/20/24 §	5,796	5,695
4.000% due 03/15/44 - 09/15/49	932,038	889,231
5.000% due 05/15/33 - 07/20/49	4,647,017	4,772,654
6.000% due 06/15/38 - 09/15/38	4,544	4,657
7.500% due 07/15/31 - 12/15/31	12,577	13,402
8.000% due 12/15/29 - 08/15/32	118,608	121,219
8.500% due 09/15/29 - 12/15/30	111,708	111,951

		6,342,563

Total Mortgage-Backed Securities (Cost $1,305,110,495)		1,272,085,066

ASSET-BACKED SECURITIES - 14.8%
ABFC Trust 5.670% (USD LIBOR + 0.825%) due 07/25/35 §	4,626,799	4,191,333
ACAS CLO Ltd. (Cayman) 5.685% (USD LIBOR + 0.890%) due 10/18/28 § ~	6,039,054	5,970,386
Apres Static CLO Ltd. (Cayman) 5.862% (USD LIBOR + 1.070%) due 10/15/28 § ~	2,301,169	2,290,231

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Ares XL CLO Ltd. (Cayman) 5.662% (USD LIBOR + 0.870%) due 01/15/29 § ~	$5,349,782	$5,306,211
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.605% (USD LIBOR + 0.760%) due 02/25/36 §	1,564,780	1,180,312
Asset-Backed Securities Corp. Home Equity Loan Trust 5.865% (USD LIBOR + 1.020%) due 07/25/35 §	2,000,000	1,892,146
Avoca CLO XVII DAC (Netherlands) 3.108% (EUR LIBOR + 0.820%) due 10/15/32 § ~	EUR 6,000,000	6,345,951
Benefit Street Partners CLO XVI Ltd. (Cayman) 5.822% (USD LIBOR + 1.030%) due 01/17/32 § ~	$7,000,000	6,895,000
Benefit Street Partners CLO XVII Ltd. (Cayman) 5.872% (USD LIBOR + 1.080%) due 07/15/32 § ~	7,000,000	6,889,420
BSPDF Issuer Ltd. (Cayman) 5.884% (USD LIBOR + 1.200%) due 10/15/36 § ~	7,000,000	6,895,154
Catamaran CLO Ltd. (Cayman) 5.915% (USD LIBOR + 1.100%) due 04/22/30 § ~	8,541,718	8,448,751
CIT Mortgage Loan Trust 6.195% (USD LIBOR + 1.350%) due 10/25/37 § ~	407,128	405,637
Citigroup Mortgage Loan Trust
4.995% (USD LIBOR + 0.150%) due 12/25/36 §	8,894,782	3,730,335
5.005% (USD LIBOR + 0.160%) due 12/25/36 § ~	1,847,460	1,033,439
Countrywide Asset-Backed Certificates 5.745% (USD LIBOR + 0.900%) due 03/25/47 § ~	1,308,071	1,076,259
CVC Cordatus Loan Fund XI DAC (Ireland) 2.938% (EUR LIBOR + 0.650%) due 10/15/31 § ~	EUR 6,100,000	6,452,424
CWABS Asset-Backed Certificates Trust
4.985% (USD LIBOR + 0.140%) due 06/25/47 §	$4,609,583	4,078,747
5.075% (USD LIBOR + 0.230%) due 10/25/47 §	285,376	279,870
5.125% (USD LIBOR + 0.280%) due 03/25/37 §	2,156,305	2,065,384
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	1	1
Discover Card Execution Note Trust 5.284% (USD LIBOR + 0.600%) due 12/15/26 §	6,600,000	6,599,395
DLLAD LLC 5.190% due 04/20/26 ~	4,100,000	4,086,352
Dryden 52 Euro CLO DAC (Ireland) 3.514% (EUR LIBOR + 0.860%) due 05/15/34 § ~	EUR 5,600,000	5,936,552
FBR Securitization Trust 5.610% (USD LIBOR + 0.765%) due 09/25/35 §	$28,530,000	27,537,273
First Franklin Mortgage Loan Trust 5.155% (USD LIBOR + 0.310%) due 10/25/36 §	13,900,000	10,974,311
GLS Auto Receivables Issuer Trust 3.550% due 01/15/26 ~	4,208,650	4,164,646
GSAA Home Equity Trust 5.185% (USD LIBOR + 0.340%) due 09/25/36 §	8,579,210	2,055,381

	Principal Amount	Value
Halseypoint CLO II Ltd. (Cayman) 5.908% (USD LIBOR + 1.100%) due 07/20/31 § ~	$6,742,868	$6,665,325
Harvest CLO XI DAC (Ireland) 3.640% (EUR LIBOR + 0.650%) due 06/26/30 § ~	EUR 5,513,967	5,844,631
Home Equity Asset Trust 5.625% (USD LIBOR + 0.780%) due 10/25/34 §	$1,351,582	1,336,317
Home Equity Mortgage Loan Asset-Backed Trust 5.165% (USD LIBOR + 0.320%) due 04/25/37 §	3,582,166	3,032,289
HSI Asset Securitization Corp. Trust 5.340% (USD LIBOR + 0.495%) due 02/25/36 §	451,879	422,075
Imc Home Equity Loan Trust 5.432% due 08/20/29 §	432	412
IXIS Real Estate Capital Trust 5.045% (USD LIBOR + 0.200%) due 01/25/37 §	10,245,556	3,961,946
JP Morgan Mortgage Acquisition Trust 5.280% (USD LIBOR + 0.435%) due 05/25/36 §	9,911,186	9,478,257
LCCM CLO Trust 5.884% (USD LIBOR + 1.200%) due 12/13/38 § ~	8,000,000	7,770,656
LCM CLO XIII LP (Cayman) 5.668% (USD LIBOR + 0.870%) due 07/19/27 § ~	4,432,821	4,404,083
LCM CLO XXIV Ltd. (Cayman) 5.788% (USD LIBOR + 0.980%) due 03/20/30 § ~	712,059	702,817
LCM CLO XXV Ltd. (Cayman) 5.739% (SOFR + 1.100%) due 07/20/30 § ~	6,685,859	6,607,300
Lehman ABS Mortgage Loan CLO Trust 4.935% (USD LIBOR + 0.090%) due 06/25/37 § ~	792,199	555,313
LFT CRE CLO Ltd. 5.854% (USD LIBOR + 1.170%) due 06/15/39 § ~	7,000,000	6,900,061
Magnetite CLO XVIII Ltd. (Cayman) 5.744% (USD LIBOR + 0.880%) due 11/15/28 § ~	6,387,354	6,326,675
Marble Point CLO X Ltd. (Cayman) 5.832% (USD LIBOR + 1.040%) due 10/15/30 § ~	7,019,437	6,935,091
Mastr Asset-Backed Securities Trust 5.345% (USD LIBOR + 0.500%) due 04/25/36 §	7,346,293	1,930,635
Merrill Lynch Mortgage Investors Trust 5.595% (USD LIBOR + 0.750%) due 09/25/35 §	906,803	845,085
MKS CLO Ltd. (Cayman) 5.808% (USD LIBOR + 1.000%) due 07/20/30 § ~	4,817,021	4,752,503
Morgan Stanley ABS Capital I, Inc. Trust
4.905% (USD LIBOR + 0.060%) due 05/25/37 §	144,313	126,292
5.025% (USD LIBOR + 0.180%) due 03/25/37 §	2,335,223	1,044,477
5.025% (USD LIBOR + 0.180%) due 05/25/37 §	6,311,214	5,544,200
5.065% (USD LIBOR + 0.220%) due 11/25/36 §	5,517,262	2,720,158
5.095% (USD LIBOR + 0.250%) due 03/25/37 §	3,910,140	1,751,475
Morgan Stanley Capital I, Inc. Trust 5.205% (USD LIBOR + 0.360%) due 03/25/36 §	1,514,131	1,224,564

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Option One Mortgage Loan Trust
4.985% (USD LIBOR + 0.140%) due 02/25/37 §	$4,236,155	$2,839,168
5.065% (USD LIBOR + 0.220%) due 02/25/37 §	11,730,203	5,971,910
OZLM VI Ltd. (Cayman) 5.872% (USD LIBOR + 1.080%) due 04/17/31 § ~	6,108,258	6,016,786
OZLM VIII Ltd. (Cayman) 5.772% (USD LIBOR + 0.980%) due 10/17/29 § ~	6,489,619	6,424,723
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.670% (USD LIBOR + 0.825%) due 07/25/35 §	6,700,000	6,186,832
RAAC Trust 5.495% (USD LIBOR + 0.650%) due 06/25/47 §	1,553,694	1,503,095
Renaissance Home Equity Loan Trust 4.446% (USD LIBOR + 0.880%) due 08/25/33 §	137,201	124,118
Santander Drive Auto Receivables Trust
3.980% due 01/15/25	4,231,415	4,220,306
4.370% due 05/15/25	5,804,871	5,789,773
Saranac CLO VI Ltd. (Jersey) 6.294% (USD LIBOR + 1.140%) due 08/13/31 § ~	6,800,000	6,729,671
Saxon Asset Securities Trust 5.505% (USD LIBOR + 0.660%) due 10/25/35 §	2,364,242	2,226,226
Securitized Asset-Backed Receivables LLC Trust 5.505% (USD LIBOR + 0.660%) due 08/25/35 §	3,570,631	2,727,841
Sound Point CLO XVI Ltd. (Cayman) 5.798% (USD LIBOR + 0.980%) due 07/25/30 § ~	6,952,056	6,859,190
Sound Point CLO XVII Ltd. (Cayman) 5.788% (USD LIBOR + 0.980%) due 10/20/30 § ~	5,060,000	4,983,015
Soundview Home Loan Trust 4.955% (USD LIBOR + 0.110%) due 02/25/37 §	1,404,267	399,997
Stratus CLO Ltd. (Cayman) 5.708% (USD LIBOR + 0.900%) due 12/28/29 § ~	5,975,347	5,924,873
Structured Asset Investment Loan Trust 5.465% (USD LIBOR + 0.620%) due 01/25/36 §	4,568,639	4,091,924
Structured Asset Securities Corp. Mortgage Loan Trust
5.115% (USD LIBOR + 0.270%) due 03/25/36 §	1,322,981	1,208,037
5.185% (USD LIBOR + 0.340%) due 12/25/36 §	184,325	177,647
Terwin Mortgage Trust 5.265% (USD LIBOR + 0.420%) due 04/25/37 § ~	160,692	153,651
THL Credit Wind River CLO Ltd. (Cayman) 5.872% (USD LIBOR + 1.080%) due 04/15/31 § ~	7,000,000	6,860,000
Tikehau CLO DAC (Ireland) 3.410% (EUR LIBOR + 0.870%) due 08/04/34 § ~	EUR 6,000,000	6,334,107
TRTX Issuer Ltd. (Cayman) 6.208% (SOFR + 1.650%) due 02/15/39 § ~	$6,600,000	6,501,542
Venture XXVIII CLO Ltd. (Cayman) 5.798% (USD LIBOR + 0.990%) due 07/20/30 § ~	6,556,343	6,467,832
Voya CLO Ltd. (Cayman) 5.742% (USD LIBOR + 0.950%) due 04/17/30 § ~	6,103,003	6,032,838

	Principal Amount	Value
Wellfleet CLO Ltd. (Cayman) 5.698% (USD LIBOR + 0.890%) due 04/20/29 § ~	$3,732,726	$3,696,081

Total Asset-Backed Securities (Cost $352,081,309)		338,114,721

U.S. GOVERNMENT AGENCY ISSUE - 1.5%
Freddie Mac 0.680% due 08/06/25	35,600,000	32,907,645

Total U.S. Government Agency Issue (Cost $35,600,000)		32,907,645

U.S. TREASURY OBLIGATIONS - 15.4%
U.S. Government Agency Issue - 0.8%
0.625% due 07/15/32 ^	19,661,731	18,795,746

U.S. Treasury Bonds - 13.1%
1.375% due 11/15/40	25,850,000	17,827,412
1.625% due 11/15/50	10,200,000	6,547,125
1.875% due 02/15/41 ‡	4,700,000	3,519,217
2.000% due 02/15/50 ‡	2,900,000	2,057,188
2.250% due 08/15/49 ‡	2,800,000	2,107,219
2.500% due 02/15/45 ‡	1,300,000	1,038,350
2.750% due 08/15/42	26,200,000	22,314,008
2.875% due 05/15/43 ‡	5,500,000	4,756,533
2.875% due 08/15/45	30,100,000	25,673,772
3.000% due 02/15/49 ‡	2,050,000	1,795,992
3.125% due 02/15/42 ‡	8,000,000	7,266,875
3.125% due 08/15/44	35,400,000	31,612,476
3.250% due 05/15/42 ‡	78,300,000	72,286,804
3.375% due 05/15/44	26,300,000	24,481,602
3.625% due 02/15/44	13,500,000	13,070,215
3.750% due 11/15/43	20,900,000	20,661,201
4.250% due 05/15/39 ‡	4,900,000	5,290,660
4.375% due 11/15/39	20,700,000	22,631,730
4.500% due 08/15/39	7,700,000	8,555,873
4.625% due 02/15/40 ‡	5,500,000	6,194,160

		299,688,412

U.S. Treasury Inflation Protected Securities - 1.5%
0.125% due 10/15/24 ^ ‡	1,049,184	1,024,872
0.125% due 07/15/31 ^	15,846,206	14,604,872
0.125% due 01/15/32 ^	4,747,468	4,339,775
0.250% due 02/15/50 ^	814,352	591,698
0.500% due 04/15/24 ^ ‡	1,304,490	1,283,576
0.625% due 01/15/24 ^	10,382,904	10,295,423
1.000% due 02/15/49 ^	1,664,040	1,482,288

		33,622,504

U.S. Treasury Notes - 0.0%
2.250% due 08/15/27 ‡	20,000	18,874

Total U.S. Treasury Obligations (Cost $398,175,263)		352,125,536

FOREIGN GOVERNMENT BONDS & NOTES - 1.9%
Chile Government (Chile) 3.500% due 01/31/34	7,000,000	6,246,909
Hydro-Quebec (Canada) 8.625% due 06/15/29	1,000,000	1,227,303
Israel Government International (Israel) 3.875% due 07/03/50	2,600,000	2,177,656

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Japan Finance Organization for Municipalities (Japan) 3.375% due 09/27/23 ~	$3,200,000	$3,172,768
Peruvian Government (Peru)
6.350% due 08/12/28 ~	PEN 7,500,000	1,945,012
8.200% due 08/12/26 ~	14,800,000	4,120,591
Republic of Poland Government (Poland) due 04/04/53 #	$2,100,000	2,130,975
Romanian Government (Romania) 3.000% due 02/27/27 ~	6,500,000	5,927,935
Saudi Government (Saudi Arabia)
4.875% due 07/18/33 ~	5,000,000	5,055,315
5.000% due 01/18/53 ~	5,000,000	4,657,890
State of Israel (Israel) 3.800% due 05/13/60 ~	9,000,000	7,010,837

Total Foreign Government Bonds & Notes (Cost $49,045,513)		43,673,191

SHORT-TERM INVESTMENTS - 8.9%
Commercial Paper - 1.6%
BAT International Finance PLC (United Kingdom)
5.900% due 05/24/23	1,800,000	1,785,380
5.900% due 05/25/23	2,800,000	2,776,814
Constellation Brands, Inc.
5.260% due 04/04/23	6,200,000	6,196,263
5.290% due 04/12/23	4,900,000	4,891,053
Dominion Energy, Inc. 5.800% due 04/24/23	2,600,000	2,590,961
Edison International 5.550% due 05/19/23	4,600,000	4,567,812
Entergy Corp. 5.000% due 04/05/23	4,900,000	4,896,499
NextEra Energy Capital Holdings, Inc. 5.600% due 05/08/23	4,600,000	4,573,367
Walgreens Boots Alliance, Inc. 5.180% due 04/03/23	4,900,000	4,897,862

		37,176,011

Repurchase Agreements - 7.2%
BNP Paribas SA
4.910% due 04/03/23 (Dated 03/31/23, repurchase price of $49,820,377; collateralized by U.S. Treasury Notes: 1.130% due 10/31/26 and value $50,527,161)	49,800,000	49,800,000
4.820% due 04/04/23 (Dated 04/03/23, repurchase price of $53,607,176; collateralized by U.S. Treasury Notes: 0.130% due 04/15/27 and value $54,466,628)	53,600,000	53,600,000
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $8,791,570; collateralized by U.S. Treasury Notes: 2.875% due 06/15/2025 and value $8,964,147)	8,788,311	8,788,311
Royal Bank of Canada
4.440% due 04/05/23 (Dated 03/29/23, repurchase price of $29,621,946; collateralized by Province of Ontario: 4.700% due 06/02/37 and value $29,774,340)	CAD 40,000,000	29,596,744
4.400% due 04/06/23 (Dated 03/30/23, repurchase price of $11,108,145; collateralized by Province of Ontario: 2.900% due 06/02/49 and value $11,301,297)	15,000,000	11,098,779

	Principal Amount	Value
4.420% due 04/06/23 (Dated 03/30/23, repurchase price of $11,108,187; collateralized by Province of Ontario: 2.800% due 06/02/48 and value $11,300,489)	CAD 15,000,000	$11,098,779

		163,982,613

U.S. Treasury Bills - 0.1%
2.366% due 04/06/23	$748,000	747,713
4.547% due 04/06/23	504,000	503,806

		1,251,519

Total Short-Term Investments (Cost $201,961,249)		202,410,143

TOTAL INVESTMENTS - 132.5% (Cost $3,186,552,166)		3,020,676,654

TOTAL SECURITIES SOLD SHORT - (1.6%) (Proceeds $35,992,969)		(36,167,093)

DERIVATIVES - (0.4%)		(8,977,548)

OTHER ASSETS & LIABILITIES, NET - (30.5%)		(695,143,781)

NET ASSETS - 100.0%		$2,280,388,232

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $894,713 or less than 0.1% of the Fund’s net assets were in default as of March 31, 2023.

(b)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended March 31, 2023 was $ 18,149,315 at a weighted average interest rate of 4.461%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended March 31, 2023 was $ 377,530 at a weighted average interest rate of 4.588%.

(c)	Securities sold short outstanding as of March 31, 2023 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (1.6%)

Fannie Mae
due 05/11/53 #	($16,800,000)	($13,903,507)
due 05/11/53 #	(25,800,000)	(22,263,586)

Total Securities Sold Short (Proceeds $35,992,969)		($36,167,093)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

(d)	Open futures contracts outstanding as of March 31, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bobl	06/23	142	$17,741,590	$18,153,400	$411,810
Eurodollar	12/23	41	9,891,293	9,782,600	(108,693)
U.S. Treasury 5-Year Notes	06/23	2,489	266,967,980	272,564,947	5,596,967
U.S. Treasury Ultra Long Bonds	06/23	62	8,396,738	8,749,750	353,012

					6,253,096

Short Futures Outstanding
Euro-BTP	06/23	56	6,780,235	7,005,435	(225,200)
Euro-Bund	06/23	600	85,653,427	88,391,079	(2,737,652)
Euro-Buxl	06/23	28	4,008,282	4,277,354	(269,072)
Euro-OAT	06/23	60	8,203,311	8,474,065	(270,754)
Japan 10-Year Bonds	06/23	96	105,113,617	107,094,860	(1,981,243)
U.S. Treasury 2-Year Notes	06/23	1,057	216,019,026	218,220,954	(2,201,928)
U.S. Treasury 10-Year Notes	06/23	498	57,051,665	57,231,094	(179,429)
U.S. Treasury 30-Year Bonds	06/23	18	2,253,489	2,360,813	(107,324)

					(7,972,602)

Total Futures Contracts					($1,719,506)

(e)	Forward foreign currency contracts outstanding as of March 31, 2023 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	34,651,000	USD	23,964,063	05/23	BOA	$-	($766,674)
BRL	16,329,176	USD	3,162,680	04/23	CIT	59,050	-
CAD	163,472	USD	120,765	04/23	BOA	192	-
CAD	140,008	USD	103,506	04/23	HSB	90	-
CNH	30,424,087	USD	4,390,200	05/23	UBS	48,988	-
DKK	3,560,515	USD	517,216	04/23	BNP	1,103	-
DKK	34,150,000	USD	4,921,227	04/23	BOA	50,132	-
DKK	2,472,301	USD	360,315	04/23	CIT	-	(412)
EUR	1,136,000	USD	1,238,984	05/23	BOA	-	(4,079)
EUR	937,000	USD	1,001,747	05/23	BOA	16,832	-
EUR	2,947,000	USD	3,160,462	05/23	SCB	43,116	-
GBP	1,079,000	USD	1,301,914	05/23	BNP	30,286	-
GBP	1,171,000	USD	1,431,081	05/23	CIT	14,707	-
GBP	7,726,000	USD	9,434,072	05/23	NWM	104,923	-
IDR	174,032,408,324	USD	11,372,144	06/23	BNP	251,768	-
IDR	13,720,881,230	USD	914,981	06/23	CIT	1,800	-
IDR	3,203,760,000	USD	211,065	06/23	SCB	2,999	-
JPY	1,379,495,005	USD	10,532,982	05/23	BNP	-	(79,989)
JPY	260,300,000	USD	1,979,479	05/23	HSB	-	(7,081)
JPY	206,000,000	USD	1,580,762	05/23	SCB	-	(19,817)
JPY	739,598,729	USD	5,659,937	05/23	TDB	-	(55,698)
MXN	54,380	USD	2,906	06/23	CIT	67	-
PEN	27,414,101	USD	6,933,554	04/23	CIT	346,985	-
PEN	2,861,060	USD	756,434	04/23	JPM	3,920	-
PEN	21,911,683	USD	5,800,885	05/23	BOA	10,944	-
PEN	9,032,080	USD	2,318,681	06/23	CIT	69,474	-
PEN	1,986,149	USD	508,448	08/23	CIT	15,225	-
THB	413,287,544	USD	12,616,000	04/23	GSC	-	(513,256)
TWD	31,574,009	USD	1,043,000	06/23	BNP	-	(822)
USD	1,927,548	AUD	2,876,000	05/23	SCB	2,187	-
USD	3,167,823	BRL	16,329,176	04/23	CIT	-	(53,907)
USD	14,880,470	CAD	20,321,030	04/23	BNP	-	(155,820)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	11,042,102	CAD	15,012,686	04/23	BOA	$–	($66,490)
USD	14,655,322	CAD	20,017,030	04/23	CIT	–	(156,030)
USD	11,042,076	CAD	15,012,687	04/23	JPM	–	(66,516)
USD	120,765	CAD	163,405	05/23	BOA	–	(193)
USD	103,506	CAD	139,950	05/23	HSB	–	(89)
USD	32,285	CNH	218,000	04/23	BOA	542	–
USD	4,656,963	CNH	31,252,879	05/23	HSB	96,846	–
USD	2,870,566	DKK	20,130,461	04/23	BOA	–	(59,909)
USD	3,124,091	DKK	21,979,638	04/23	CIT	–	(75,577)
USD	517,216	DKK	3,553,895	05/23	BNP	–	(1,087)
USD	280,978	DKK	1,921,093	05/23	BRC	804	–
USD	360,315	DKK	2,467,671	05/23	CIT	428	–
USD	50,667,353	EUR	47,204,000	05/23	BNP	–	(646,419)
USD	876,469	EUR	817,000	05/23	BOA	–	(11,662)
USD	1,235,425	EUR	1,150,000	05/23	CIT	–	(14,699)
USD	717,196	GBP	587,000	05/23	BOA	–	(7,551)
USD	79,862,541	GBP	66,096,000	05/23	BRC	–	(1,743,649)
USD	26,900	IDR	414,855,089	06/23	BNP	–	(807)
USD	1,097,000	IDR	16,901,479,000	06/23	MSC	–	(32,298)
USD	3,065,851	JPY	404,200,000	05/23	BOA	3,064	–
USD	2,705,905	JPY	358,700,000	05/23	CIT	–	(12,110)
USD	3,477,405	JPY	462,800,000	05/23	HSB	–	(29,418)
USD	5,811,347	PEN	21,911,683	04/23	BOA	–	(9,240)
USD	4,998,438	PEN	19,739,730	04/23	CIT	–	(239,087)
USD	761,305	PEN	2,861,060	04/23	JPM	951	–
USD	1,774,578	PEN	6,806,038	05/23	BOA	–	(29,720)
USD	8,491,744	PEN	33,695,239	05/23	CIT	–	(438,139)
USD	3,152,294	PEN	12,247,922	07/23	CIT	–	(83,760)
USD	936,000	THB	31,766,436	04/23	CIT	5,749	–
USD	6,910,091	TWD	210,785,423	06/23	BNP	–	(48,253)
USD	4,036	TWD	123,280	06/23	CIT	–	(33)
USD	5,114,268	TWD	155,917,406	06/23	GSC	–	(32,169)
USD	338,910	TWD	10,330,994	06/23	SCB	–	(2,132)

Total Forward Foreign Currency Contracts						$1,183,172	($5,464,592)

(f)	Purchased options outstanding as of March 31, 2023 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 10-Year Interest Rate Swap	Receive	SOFR	4.200%	09/06/23	GSC	$7,900,000	$79,000	$21,741
Put - 1-Year Interest Rate Swap	Receive	SOFR	3.750%	09/11/23	MSC	142,500,000	1,083,000	948,722
Put - 1-Year Interest Rate Swap	Receive	SOFR	3.750%	09/12/23	BOA	75,600,000	604,800	503,299
Put - 10-Year Interest Rate Swap	Receive	SOFR	3.850%	03/04/24	BOA	6,100,000	146,146	71,319

Total Purchased Options							$1,912,946	$1,545,081

(g)	Premiums received and value of written options outstanding as of March 31, 2023 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 10-Year Interest Rate Swap	Receive	SOFR	2.950%	05/04/23	GSC	$3,900,000	$20,329	($20,329)
Call - 10-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	2.067%	06/09/23	GSC	EUR 5,500,000	64,592	(8,578)
Call - 1-Year Interest Rate Swap	Receive	SOFR	2.910%	11/10/23	GSC	$9,300,000	61,729	(17,212)
Call - 1-Year Interest Rate Swap	Receive	SOFR	2.150%	11/20/23	GSC	9,600,000	33,480	(8,644)

							180,130	(54,763)

Put - 10-Year Interest Rate Swap	Pay	SOFR	3.450%	05/04/23	GSC	3,900,000	20,329	(20,329)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	3.140%	06/09/23	GSC	EUR 5,500,000	76,014	(64,992)
Put - 1-Year Interest Rate Swap	Pay	SOFR	5.766%	09/06/23	GSC	$65,000,000	78,000	(16,581)
Put - 1-Year Interest Rate Swap	Pay	SOFR	4.233%	09/11/23	MSC	142,500,000	684,000	(556,947)
Put - 1-Year Interest Rate Swap	Pay	SOFR	4.715%	09/11/23	MSC	142,500,000	399,000	(283,532)
Put - 1-Year Interest Rate Swap	Pay	SOFR	4.250%	09/12/23	BOA	75,600,000	378,000	(289,004)
Put - 1-Year Interest Rate Swap	Pay	SOFR	4.750%	09/12/23	BOA	75,600,000	226,800	(142,408)
Put - 1-Year Interest Rate Swap	Pay	SOFR	2.910%	11/10/23	GSC	9,300,000	61,729	(105,059)
Put - 1-Year Interest Rate Swap	Pay	SOFR	3.650%	11/20/23	GSC	9,600,000	33,480	(58,939)
Put - 1-Year Interest Rate Swap	Pay	SOFR	5.100%	03/04/24	BOA	50,800,000	146,685	(43,983)

							2,104,037	(1,581,774)

Total Interest Rate Swaptions							$2,284,167	($1,636,537)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 5-Year Notes (05/23)	$111.50	04/21/23	CME	26	$2,899,000	$10,577	($5,484)
Cal - U.S. Treasury 10-Year Notes (05/23)	119.00	04/21/23	CME	92	10,948,000	84,110	(11,500)

						94,687	(16,984)

Put - U.S. Treasury 5-Year Notes (05/23)	108.50	04/21/23	CME	26	2,821,000	8,771	(6,906)
Put - U.S. Treasury 10-Year Notes (05/23)	112.00	04/21/23	CME	92	10,304,000	49,263	(10,063)
Put - Eurodollar (12/23)	96.50	12/18/23	CME	466	112,422,500	488,963	(1,537,800)

						546,997	(1,554,769)

Total Options on Futures						$641,684	($1,571,753)

Total Written Options						$2,925,851	($3,208,290)

(h)	Swap agreements outstanding as of March 31, 2023 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/23 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banco do Brasil SA	Q	1.000%	12/20/24	JPM	1.566%	$2,500,000	($22,430)	($52,673)	$30,243
South Africa Government	Q	1.000%	12/20/26	MSC	2.168%	4,800,000	(186,904)	(161,400)	(25,504)
Colombia Government	Q	1.000%	06/20/27	GSC	2.348%	4,600,000	(231,065)	(152,757)	(78,308)
Colombia Government	Q	1.000%	06/20/27	MSC	2.348%	1,600,000	(80,371)	(73,120)	(7,251)
Colombia Government	Q	1.000%	12/20/27	GSC	2.611%	2,100,000	(138,836)	(170,860)	32,024
Colombia Government	Q	1.000%	12/20/27	MSC	2.611%	1,900,000	(125,613)	(154,587)	28,974

							(785,219)	(765,397)	(19,822)

				Exchange
Barclays Bank PLC	Q	1.000%	12/20/23	ICE	0.909%	EUR 2,400,000	2,754	1,981	773
General Electric Co.	Q	1.000%	12/20/23	ICE	0.267%	$2,900,000	16,162	(19,415)	35,577
General Electric Co.	Q	1.000%	06/20/24	ICE	0.358%	3,950,000	31,657	(19,569)	51,226
General Electric Co.	Q	1.000%	12/20/24	ICE	0.430%	2,200,000	21,625	(11,993)	33,618
Boeing Co.	Q	1.000%	06/20/25	ICE	1.000%	6,900,000	56,202	(78,506)	134,708
Rolls-Royce PLC	Q	1.000%	06/20/25	ICE	1.475%	EUR 4,300,000	(43,311)	(314,595)	271,284
Verizon Communications, Inc.	Q	1.000%	12/20/26	ICE	0.817%	$7,300,000	48,163	124,114	(75,951)
British Telecommunications PLC	Q	1.000%	06/20/28	ICE	1.157%	EUR 6,200,000	(49,666)	(25,147)	(24,519)

							83,586	(343,130)	426,716

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							($701,633)	($1,108,527)	$406,894

Credit Default Swaps on Credit Indices - Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY35 5Y	Q	5.000%	12/20/25	ICE	$2,475,000	($73,933)	($96,188)	$22,255
CDX HY36 5Y	Q	5.000%	06/20/26	ICE	4,752,000	(152,354)	(284,845)	132,491

						($226,287)	($381,033)	$154,746

Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG39 5Y	Q	1.000%	12/20/27	ICE	$6,400,000	$76,571	$41,617	$34,954
CDX IG40 5Y	Q	1.000%	06/20/28	ICE	10,000,000	117,703	73,678	44,025

						$194,274	$115,295	$78,979

Total Credit Default Swaps						($733,646)	($1,374,265)	$640,619

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of three-month period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.000%	1-Day JPY-TONAR	A/A	LCH	03/17/24	JPY 21,440,000,000	($84,097)	$134,738	($218,835)
12.600%	Brazil CETIP Interbank	Z/Z	CME	01/02/25	BRL 750,000	367	-	367
11.960%	Brazil CETIP Interbank	Z/Z	CME	01/04/27	33,800,000	(53,959)	-	(53,959)
11.980%	Brazil CETIP Interbank	Z/Z	CME	01/04/27	39,600,000	(58,756)	-	(58,756)
12.980%	Brazil CETIP Interbank	Z/Z	CME	01/04/27	35,200,000	150,005	-	150,005
12.990%	Brazil CETIP Interbank	Z/Z	CME	01/04/27	17,600,000	75,821	-	75,821
13.024%	Brazil CETIP Interbank	Z/Z	CME	01/04/27	17,600,000	78,599	-	78,599
1.788%	1-Day USD-SOFR	A/A	LCH	05/03/27	$21,500,000	(1,608,695)	(61,525)	(1,547,170)
1.000%	6-Month EUR-LIBOR	A/S	LCH	05/18/27	EUR 29,000,000	(2,504,251)	(485,891)	(2,018,360)
2.850%	1-Day USD-SOFR	A/A	LCH	08/29/27	$50,500,000	(1,488,896)	(231,306)	(1,257,590)
2.547%	6-Month EUR-LIBOR	A/S	LCH	03/09/33	EUR 4,500,000	(174,634)	(100,010)	(74,624)
3.000%	6-Month EUR-LIBOR	A/S	LCH	09/20/33	68,200,000	423,127	(481,929)	905,056
0.450%	1-Day JPY-TONAR	A/A	LCH	12/15/51	JPY 310,000,000	(358,836)	(216,279)	(142,557)

						($5,604,205)	($1,442,202)	($4,162,003)

Interest Rate Swaps - Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.351%	Brazil CETIP Interbank	Z/Z	CME	01/04/27	BRL 31,300,000	($52,285)	$-	($52,285)
12.417%	Brazil CETIP Interbank	Z/Z	CME	01/04/27	78,300,000	(154,282)	-	(154,282)
1.750%	1-Day USD-SOFR	A/A	CME	06/15/32	$34,800,000	4,442,188	4,969,338	(527,150)
3.156%	1-Day USD-SOFR	A/A	LCH	03/10/33	27,600,000	(185,389)	-	(185,389)
0.750%	1-Day JPY-TONAR	S/S	LCH	03/20/38	JPY 50,000,000	8,402	(17,549)	25,951
0.800%	1-Day JPY-TONAR	S/S	LCH	10/22/38	220,000,000	26,248	110	26,138
0.705%	1-Day JPY-TONAR	S/S	LCH	10/31/38	170,000,000	39,180	8,720	30,460
0.785%	1-Day JPY-TONAR	S/S	LCH	11/12/38	310,000,000	44,205	884	43,321
0.750%	1-Day JPY-TONAR	S/S	LCH	12/20/38	42,800,000	8,293	(18,364)	26,657
0.500%	1-Day JPY-TONAR	A/A	LCH	03/15/42	2,459,000,000	1,564,096	677,552	886,544
0.662%	1-Day JPY-TONAR	A/A	LCH	04/19/42	138,000,000	52,292	-	52,292
0.800%	1-Day JPY-TONAR	A/A	LCH	06/15/52	3,770,000,000	1,748,820	(6,832)	1,755,652
1.750%	1-Day USD-SOFR	A/A	CME	12/21/52	$11,600,000	2,788,076	2,118,574	669,502
3.250%	1-Day GBP-SONIA	A/A	LCH	09/20/53	GBP 7,300,000	(167,419)	222,021	(389,440)

						$10,162,425	$7,954,454	$2,207,971

Total Interest Rate Swaps						$4,558,220	$6,512,252	($1,954,032)

Total Swap Agreements						$3,824,574	$5,137,987	($1,313,413)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$231,298	$231,298	$-	$-
	Corporate Bonds & Notes	779,129,054	-	779,129,054	-
	Mortgage-Backed Securities	1,272,085,066	-	1,272,085,066	-
	Asset-Backed Securities	338,114,721	-	338,114,721	-
	U.S. Government Agency Issue	32,907,645	-	32,907,645	-
	U.S. Treasury Obligations	352,125,536	-	352,125,536	-
	Foreign Government Bonds & Notes	43,673,191	-	43,673,191	-
	Short-Term Investments	202,410,143	-	202,410,143	-
	Derivatives:
	Credit Contracts
	Swaps	852,152	-	852,152	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,183,172	-	1,183,172	-
	Interest Rate Contracts
	Futures	6,361,789	6,361,789	-	-
	Purchased Options	1,545,081	-	1,545,081	-
	Swaps	4,726,365	-	4,726,365	-

	Total Interest Rate Contracts	12,633,235	6,361,789	6,271,446	-

	Total Asset - Derivatives	14,668,559	6,361,789	8,306,770	-

	Total Assets	3,035,345,213	6,593,087	3,028,752,126	-

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(36,167,093)	-	(36,167,093)	-
	Derivatives:
	Credit Contracts
	Swaps	(211,533)	-	(211,533)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,464,592)	-	(5,464,592)	-
	Interest Rate Contracts
	Futures	(8,081,295)	(8,081,295)	-	-
	Written Options	(3,208,290)	-	(3,208,290)	-
	Swaps	(6,680,397)	-	(6,680,397)	-

	Total Interest Rate Contracts	(17,969,982)	(8,081,295)	(9,888,687)	-

	Total Liabilities - Derivatives	(23,646,107)	(8,081,295)	(15,564,812)	-

	Total Liabilities	(59,813,200)	(8,081,295)	(51,731,905)	-

	Total	$2,975,532,013	($1,488,208)	$2,977,020,221	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 44.8%
Basic Materials - 1.9%
ArcelorMittal SA (Luxembourg) 3.600% due 07/16/24	$1,135,000	$1,111,958
Celanese US Holdings LLC
5.900% due 07/05/24	3,770,000	3,773,126
6.050% due 03/15/25	4,505,000	4,533,996
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	1,300,000	1,276,009
Ecolab, Inc.
1.650% due 02/01/27	1,050,000	952,433
5.250% due 01/15/28	2,910,000	3,020,930
LG Chem Ltd. (South Korea) 3.250% due 10/15/24 ~	3,000,000	2,918,339
LYB International Finance III LLC 1.250% due 10/01/25	1,943,000	1,761,266
Nucor Corp.
2.000% due 06/01/25	670,000	630,508
3.950% due 05/23/25	1,280,000	1,260,467
Nutrien Ltd. (Canada) 4.900% due 03/27/28	1,020,000	1,020,468
POSCO (South Korea)
4.375% due 08/04/25 ~	2,000,000	1,969,164
5.625% due 01/17/26 ~	4,500,000	4,551,651
Sherwin-Williams Co.
4.050% due 08/08/24	480,000	474,128
4.250% due 08/08/25	970,000	959,698
Westlake Corp. 0.875% due 08/15/24	1,805,000	1,710,670

		31,924,811

Communications - 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% due 07/23/25	8,549,000	8,467,132
Comcast Corp.
3.375% due 08/15/25	1,710,000	1,671,143
3.950% due 10/15/25	250,000	247,295
Cox Communications, Inc. 3.150% due 08/15/24 ~	4,606,000	4,491,196
KT Corp. (South Korea) 4.000% due 08/08/25 ~	1,680,000	1,645,226
NBN Co. Ltd. (Australia) 1.450% due 05/05/26 ~	3,725,000	3,369,248
NTT Finance Corp. (Japan)
0.583% due 03/01/24 ~	1,065,000	1,021,432
4.142% due 07/26/24 ~	440,000	436,136
4.239% due 07/25/25 ~	385,000	379,964
Rogers Communications, Inc. (Canada) 3.200% due 03/15/27 ~	2,995,000	2,820,059
SES SA (Luxembourg) 3.600% due 04/04/23 ~	1,670,000	1,670,000
Sky Ltd. (United Kingdom) 3.750% due 09/16/24 ~	6,130,000	6,013,993
T-Mobile USA, Inc.
2.250% due 02/15/26	1,895,000	1,764,171
3.500% due 04/15/25	3,470,000	3,374,863
Verizon Communications, Inc.
0.850% due 11/20/25	3,620,000	3,296,986
1.450% due 03/20/26	3,050,000	2,807,576
2.625% due 08/15/26	3,610,000	3,414,640

		46,891,060

	Principal Amount	Value
Consumer, Cyclical - 4.2%
7-Eleven, Inc. 0.800% due 02/10/24 ~	$1,285,000	$1,230,769
Advance Auto Parts, Inc. 5.900% due 03/09/26	535,000	546,236
American Airlines Pass-Through Trust Class B 3.700% due 04/15/27	893,836	834,904
AutoZone, Inc. 3.625% due 04/15/25	1,320,000	1,287,056
Brunswick Corp. 0.850% due 08/18/24	3,440,000	3,214,532
Daimler Truck Finance North America LLC (Germany)
1.625% due 12/13/24 ~	2,665,000	2,523,443
5.150% due 01/16/26 ~	765,000	768,448
5.200% due 01/17/25 ~	950,000	952,075
General Motors Financial Co., Inc. 2.900% due 02/26/25	4,520,000	4,317,079
Genuine Parts Co. 1.750% due 02/01/25	1,065,000	1,006,682
Hasbro, Inc. 3.000% due 11/19/24	4,800,000	4,631,131
Hyatt Hotels Corp. 1.300% due 10/01/23	1,150,000	1,125,998
Hyundai Capital America
0.800% due 01/08/24 ~	1,570,000	1,512,973
0.875% due 06/14/24 ~	2,015,000	1,908,467
1.000% due 09/17/24 ~	1,305,000	1,223,905
5.500% due 03/30/26 ~	1,125,000	1,127,342
5.600% due 03/30/28 ~	1,480,000	1,483,515
Hyundai Capital Services, Inc. (South Korea) 2.125% due 04/24/25 ~	1,010,000	947,688
Lowe’s Cos., Inc.
3.350% due 04/01/27	825,000	791,529
4.400% due 09/08/25	2,772,000	2,759,973
4.800% due 04/01/26	1,635,000	1,645,109
Marriott International, Inc.
3.750% due 03/15/25	475,000	462,330
4.900% due 04/15/29	510,000	505,783
5.750% due 05/01/25	480,000	483,592
Mercedes-Benz Finance North America LLC (Germany)
4.800% due 03/30/26 ~	1,725,000	1,727,539
4.950% due 03/30/25 ~	1,350,000	1,351,850
Nissan Motor Acceptance Co. LLC 3.875% due 09/21/23 ~	250,000	247,240
Nissan Motor Co. Ltd. (Japan) 3.043% due 09/15/23 ~	4,460,000	4,394,090
Nordstrom, Inc. 2.300% due 04/08/24	320,000	306,022
QVC, Inc. 4.850% due 04/01/24	2,385,000	1,911,029
Ross Stores, Inc.
0.875% due 04/15/26	960,000	854,790
4.600% due 04/15/25	5,315,000	5,306,904
Starbucks Corp. 4.750% due 02/15/26	2,105,000	2,118,259
Stellantis Finance US, Inc. 1.711% due 01/29/27 ~	1,940,000	1,717,530
United Airlines Pass-Through Trust Class B 3.500% due 11/01/29	536,390	485,576
Volkswagen Group of America Finance LLC (Germany)
0.875% due 11/22/23 ~	1,415,000	1,376,368
3.125% due 05/12/23 ~	680,000	678,084
3.950% due 06/06/25 ~	1,765,000	1,731,962
Warnermedia Holdings, Inc.
3.755% due 03/15/27 ~	6,730,000	6,343,526
6.412% due 03/15/26	1,170,000	1,176,262

		69,017,590

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 8.1%
AbbVie, Inc.
2.600% due 11/21/24	$7,590,000	$7,327,991
2.950% due 11/21/26	5,005,000	4,765,419
3.200% due 05/14/26	335,000	323,646
Amgen, Inc.
5.150% due 03/02/28	1,910,000	1,951,169
5.250% due 03/02/25	2,395,000	2,422,550
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.650% due 02/01/26	2,665,000	2,617,377
Astrazeneca Finance LLC (United Kingdom) 1.200% due 05/28/26	3,930,000	3,581,246
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26	2,395,000	2,180,945
4.448% due 03/16/28	4,490,000	4,271,896
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	3,750,000	3,708,646
Becton Dickinson & Co.
3.363% due 06/06/24	1,616,000	1,586,757
3.734% due 12/15/24	1,473,000	1,440,888
4.693% due 02/13/28	3,635,000	3,652,113
Cardinal Health, Inc.
3.079% due 06/15/24	1,285,000	1,256,427
3.500% due 11/15/24	2,100,000	2,048,943
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	4,235,000	4,040,983
CSL Finance PLC (Australia) 3.850% due 04/27/27 ~	755,000	736,528
CVS Health Corp.
2.875% due 06/01/26	1,100,000	1,045,841
3.000% due 08/15/26	1,060,000	1,012,029
5.000% due 02/20/26	2,440,000	2,468,658
Diageo Capital PLC (United Kingdom)
1.375% due 09/29/25	1,300,000	1,201,942
5.200% due 10/24/25	1,600,000	1,622,145
Elevance Health, Inc.
2.375% due 01/15/25	780,000	747,057
5.350% due 10/15/25	805,000	812,549
HCA, Inc.
3.125% due 03/15/27 ~	2,555,000	2,376,932
5.375% due 02/01/25	1,065,000	1,066,132
Health Care Service Corp. A Mutual Legal Reserve Co. 1.500% due 06/01/25 ~	3,795,000	3,538,050
HPHT Finance 19 Ltd. (Hong Kong) 2.875% due 11/05/24 ~	1,880,000	1,819,014
HPHT Finance 21 II Ltd. (Hong Kong) 1.500% due 09/17/26 ~	3,450,000	3,087,060
Humana, Inc.
0.650% due 08/03/23	1,140,000	1,123,981
1.350% due 02/03/27	1,250,000	1,098,435
3.850% due 10/01/24	2,120,000	2,085,032
4.500% due 04/01/25	2,015,000	1,998,364
5.750% due 03/01/28	725,000	753,500
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	5,615,000	5,441,677
4.250% due 07/21/25 ~	1,315,000	1,274,094
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	1,510,000	1,407,917
Kenvue, Inc.
5.350% due 03/22/26 ~	1,075,000	1,103,588
5.500% due 03/22/25 ~	2,050,000	2,084,828
Mondelez International Holdings Netherlands BV 4.250% due 09/15/25 ~	1,410,000	1,396,436
Mondelez International, Inc. 2.625% due 03/17/27	1,895,000	1,772,780
Moody’s Corp. 3.750% due 03/24/25	2,285,000	2,239,844

	Principal Amount	Value
Nestle Holdings, Inc. 5.250% due 03/13/26 ~	$ 2,925,000	$ 3,003,497
PeaceHealth Obligated Group 1.375% due 11/15/25	455,000	414,392
PerkinElmer, Inc.
0.550% due 09/15/23	1,385,000	1,357,067
0.850% due 09/15/24	2,640,000	2,479,666
Perrigo Finance Unlimited Co. 3.900% due 12/15/24	5,480,000	5,372,784
Philip Morris International, Inc.
5.000% due 11/17/25	1,305,000	1,315,842
5.125% due 11/15/24	1,775,000	1,787,294
Royalty Pharma PLC 0.750% due 09/02/23	1,865,000	1,818,788
S&P Global, Inc. 2.450% due 03/01/27	4,790,000	4,495,314
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	930,000	918,778
Triton Container International Ltd. (Bermuda) 0.800% due 08/01/23 ~	2,770,000	2,706,979
UnitedHealth Group, Inc.
3.700% due 05/15/27	2,755,000	2,697,206
4.250% due 01/15/29	3,265,000	3,242,748
5.150% due 10/15/25	2,305,000	2,350,007
5.250% due 02/15/28	1,750,000	1,821,059
Viatris, Inc. 1.650% due 06/22/25	1,410,000	1,293,836
Zoetis, Inc. 5.400% due 11/14/25	2,075,000	2,111,133

		131,677,799

Energy - 3.0%
Aker BP ASA (Norway)
2.000% due 07/15/26 ~	970,000	873,247
3.000% due 01/15/25 ~	3,315,000	3,195,578
Canadian Natural Resources Ltd. (Canada) 2.050% due 07/15/25	3,845,000	3,594,769
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/25	3,835,000	3,864,193
Devon Energy Corp. 8.250% due 08/01/23	1,005,000	1,009,335
Enbridge, Inc. (Canada)
2.150% due 02/16/24	2,350,000	2,281,885
2.500% due 01/15/25	3,255,000	3,120,323
2.500% due 02/14/25	1,580,000	1,513,891
Energy Transfer LP
2.900% due 05/15/25	640,000	610,240
4.200% due 09/15/23	510,000	508,210
4.250% due 04/01/24	135,000	133,311
4.900% due 02/01/24	1,835,000	1,824,297
5.875% due 01/15/24	4,465,000	4,464,419
Eni SpA (Italy) 4.000% due 09/12/23 ~	3,395,000	3,367,733
Gray Oak Pipeline LLC
2.000% due 09/15/23 ~	455,000	447,423
2.600% due 10/15/25 ~	1,060,000	983,327
Pioneer Natural Resources Co.
0.550% due 05/15/23	1,280,000	1,272,916
5.100% due 03/29/26	1,505,000	1,512,042
Sabine Pass Liquefaction LLC
5.625% due 03/01/25	2,935,000	2,954,814
5.750% due 05/15/24	2,633,000	2,639,961
Schlumberger Finance Canada Ltd. 1.400% due 09/17/25	680,000	628,905
Targa Resources Corp. 5.200% due 07/01/27	1,448,000	1,436,913
TransCanada PipeLines Ltd. (Canada) 6.203% due 03/09/26	4,375,000	4,406,705
Williams Cos., Inc.
4.300% due 03/04/24	565,000	559,353
5.400% due 03/02/26	1,465,000	1,493,374

		48,697,164

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Financial - 17.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650% due 10/29/24	$5,325,000	$4,984,764
4.500% due 09/15/23	2,095,000	2,075,456
4.875% due 01/16/24	2,405,000	2,378,668
American Express Co.
2.250% due 03/04/25	4,055,000	3,865,085
4.900% due 02/13/26	1,400,000	1,414,023
American International Group, Inc. 2.500% due 06/30/25	2,210,000	2,091,979
American Tower Corp. 2.400% due 03/15/25	1,730,000	1,644,169
Athene Global Funding
1.716% due 01/07/25 ~	4,235,000	3,939,606
2.514% due 03/08/24 ~	5,235,000	5,052,616
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~	2,935,000	2,611,558
2.875% due 02/15/25 ~	2,400,000	2,253,805
3.950% due 07/01/24 ~	810,000	788,627
5.125% due 10/01/23 ~	1,890,000	1,873,149
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	4,200,000	4,105,425
Banco del Estado de Chile (Chile) 2.704% due 01/09/25 ~	1,010,000	960,535
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) 5.375% due 04/17/25 ~	3,955,000	3,936,214
Banco Santander SA (Spain)
0.701% due 06/30/24	600,000	591,330
3.496% due 03/24/25	2,600,000	2,502,950
Bank of America Corp.
0.976% due 04/22/25	3,175,000	3,026,375
1.734% due 07/22/27	2,350,000	2,109,197
1.843% due 02/04/25	2,080,000	2,018,825
3.384% due 04/02/26	2,705,000	2,595,384
3.841% due 04/25/25	1,760,000	1,728,567
5.080% due 01/20/27	1,450,000	1,446,576
Bank of Ireland Group PLC (Ireland) 4.500% due 11/25/23 ~	5,470,000	5,401,783
Bank of Montreal (Canada)
3.700% due 06/07/25	3,475,000	3,377,576
4.250% due 09/14/24	1,715,000	1,694,710
Bank of New York Mellon Corp. 4.414% due 07/24/26	2,290,000	2,260,758
Banque Federative du Credit Mutuel SA (France)
0.650% due 02/27/24 ~	2,045,000	1,959,353
0.998% due 02/04/25 ~	2,850,000	2,637,522
4.935% due 01/26/26 ~	1,590,000	1,572,587
Barclays PLC (United Kingdom)
1.007% due 12/10/24	2,235,000	2,154,343
4.338% due 05/16/24	1,780,000	1,775,779
5.304% due 08/09/26	1,405,000	1,377,299
7.325% due 11/02/26	1,470,000	1,506,804
BPCE SA (France) 5.700% due 10/22/23 ~	5,665,000	5,622,613
Brighthouse Financial Global Funding
0.600% due 06/28/23 ~	1,780,000	1,758,635
1.000% due 04/12/24 ~	2,535,000	2,422,559
Brixmor Operating Partnership LP 3.650% due 06/15/24	3,295,000	3,192,504
CaixaBank SA (Spain) 6.208% due 01/18/29 ~	1,770,000	1,782,450
Capital One Financial Corp.
2.636% due 03/03/26	2,575,000	2,387,635
3.500% due 06/15/23	965,000	960,261
3.900% due 01/29/24	1,290,000	1,267,669
4.250% due 04/30/25	515,000	491,502

	Principal Amount	Value
4.985% due 07/24/26	$2,180,000	$2,103,199
Charles Schwab Corp. 2.450% due 03/03/27	3,705,000	3,324,712
Citigroup, Inc.
0.981% due 05/01/25	2,600,000	2,471,264
3.106% due 04/08/26	1,845,000	1,765,138
4.140% due 05/24/25	2,580,000	2,535,382
CNO Global Funding
1.650% due 01/06/25 ~	2,330,000	2,182,008
1.750% due 10/07/26 ~	2,970,000	2,664,803
Commonwealth Bank of Australia (Australia) 5.316% due 03/13/26	5,705,000	5,805,325
Corebridge Financial, Inc. 3.500% due 04/04/25 ~	1,970,000	1,893,936
Credicorp Ltd. (Peru) 2.750% due 06/17/25 ~	665,000	620,880
Credit Suisse AG (Switzerland) 0.495% due 02/02/24	1,930,000	1,822,017
Crown Castle International Corp. REIT
1.050% due 07/15/26	2,400,000	2,116,156
2.900% due 03/15/27	1,635,000	1,518,581
3.150% due 07/15/23	1,140,000	1,133,054
Crown Castle, Inc. 5.000% due 01/11/28	555,000	559,711
Danske Bank AS (Denmark)
1.226% due 06/22/24 ~	3,715,000	3,668,372
3.773% due 03/28/25 ~	1,735,000	1,694,187
5.375% due 01/12/24 ~	1,630,000	1,615,385
Equitable Financial Life Global Funding 1.100% due 11/12/24 ~	2,420,000	2,286,907
Essex Portfolio LP REIT 3.875% due 05/01/24	1,500,000	1,479,858
Fifth Third Bank NA 5.852% due 10/27/25	3,390,000	3,343,811
First American Financial Corp. 4.600% due 11/15/24	615,000	606,360
Goldman Sachs Group, Inc.
0.657% due 09/10/24	2,430,000	2,375,537
0.925% due 10/21/24	1,590,000	1,547,471
1.757% due 01/24/25	2,490,000	2,410,824
3.500% due 04/01/25	2,620,000	2,545,483
4.482% due 08/23/28	1,945,000	1,903,892
HSBC Holdings PLC (United Kingdom)
1.162% due 11/22/24	1,485,000	1,441,470
1.645% due 04/18/26	2,375,000	2,170,703
2.099% due 06/04/26	1,585,000	1,456,711
Jackson Financial, Inc. 1.125% due 11/22/23	2,155,000	2,091,097
Jackson National Life Global Funding 1.750% due 01/12/25 ~	2,835,000	2,656,777
JPMorgan Chase & Co.
0.824% due 06/01/25	2,830,000	2,683,245
2.083% due 04/22/26	4,500,000	4,213,133
4.080% due 04/26/26	2,570,000	2,524,688
5.506% (SOFR + 0.885%) due 04/22/27 §	1,950,000	1,924,856
LeasePlan Corp. NV (Netherlands) 2.875% due 10/24/24 ~	2,985,000	2,837,669
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	1,625,000	1,575,912
LSEGA Financing PLC (United Kingdom)
0.650% due 04/06/24 ~	2,875,000	2,737,168
2.000% due 04/06/28 ~	920,000	790,408
Marsh & McLennan Cos., Inc.
3.750% due 03/14/26	435,000	425,843
3.875% due 03/15/24	1,815,000	1,789,919
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.953% due 07/19/25	4,750,000	4,475,066
5.063% due 09/12/25	1,140,000	1,132,837
5.719% due 02/20/26	2,510,000	2,518,199

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Morgan Stanley
0.731% due 04/05/24	$2,085,000	$2,084,398
1.164% due 10/21/25	2,150,000	2,009,155
2.630% due 02/18/26	2,470,000	2,346,115
3.620% due 04/17/25	2,660,000	2,612,610
5.050% due 01/28/27	670,000	668,658
5.108% (SOFR + 0.455%) due 01/25/24 §	1,745,000	1,740,112
NatWest Markets PLC (United Kingdom)
0.800% due 08/12/24 ~	1,055,000	987,763
2.375% due 05/21/23 ~	2,970,000	2,954,479
3.479% due 03/22/25 ~	875,000	836,731
Northern Trust Corp. 3.950% due 10/30/25	1,405,000	1,346,356
Northwestern Mutual Global Funding 4.350% due 09/15/27 ~	2,040,000	2,022,992
Park Aerospace Holdings Ltd. (Ireland) 5.500% due 02/15/24 ~	505,000	500,509
PNC Financial Services Group, Inc.
4.758% due 01/26/27	1,280,000	1,265,117
5.671% due 10/28/25	2,170,000	2,172,694
Principal Life Global Funding II 0.750% due 04/12/24 ~	1,230,000	1,176,189
Public Storage REIT 5.091% (SOFR + 0.470%) due 04/23/24 §	1,045,000	1,040,259
QNB Finance Ltd. (Qatar)
2.625% due 05/12/25 ~	4,330,000	4,123,840
3.500% due 03/28/24 ~	2,320,000	2,282,555
Realty Income Corp. 5.050% due 01/13/26	625,000	623,209
Santander Holdings USA, Inc. 2.490% due 01/06/28	1,730,000	1,497,748
SBA Tower Trust REIT
1.631% due 05/15/51 ~	1,045,000	916,524
1.884% due 07/15/50 ~	725,000	655,785
2.836% due 01/15/50 ~	2,045,000	1,938,706
6.599% due 01/15/28 ~	990,000	1,046,676
Simon Property Group LP REIT
2.000% due 09/13/24	1,099,000	1,050,135
3.375% due 10/01/24	2,250,000	2,198,306
Societe Generale SA (France) 2.625% due 10/16/24 ~	335,000	316,776
Standard Chartered PLC (United Kingdom)
0.991% due 01/12/25 ~	1,100,000	1,058,170
1.822% due 11/23/25 ~	1,325,000	1,233,667
State Street Corp. 4.857% due 01/26/26	1,090,000	1,083,233
Svenska Handelsbanken AB (Sweden)
0.550% due 06/11/24 ~	1,520,000	1,439,345
1.418% due 06/11/27 ~	2,165,000	1,922,289
Swedbank AB (Sweden) 1.300% due 06/02/23 ~	2,205,000	2,187,152
Synchrony Financial 4.250% due 08/15/24	4,015,000	3,797,623
Toronto-Dominion Bank (Canada) 0.700% due 09/10/24	2,920,000	2,746,816
Truist Financial Corp. 5.202% (SOFR + 0.400%) due 06/09/25 §	1,495,000	1,432,007
UBS Group AG (Switzerland)
1.008% due 07/30/24 ~	3,455,000	3,386,813
1.494% due 08/10/27 ~	1,025,000	883,720
4.488% due 05/12/26 ~	810,000	781,852
4.490% due 08/05/25 ~	2,225,000	2,171,895
US Bancorp
4.548% due 07/22/28	2,510,000	2,447,909
5.727% due 10/21/26	1,215,000	1,221,393
Wells Fargo & Co.
1.654% due 06/02/24	1,780,000	1,768,675
2.188% due 04/30/26	1,825,000	1,711,595
3.526% due 03/24/28	1,495,000	1,411,835
3.908% due 04/25/26	2,260,000	2,195,257
4.540% due 08/15/26	2,065,000	2,028,851

	Principal Amount	Value
Western Union Co. 2.850% due 01/10/25	$ 4,945,000	$ 4,722,545

		287,086,218

Industrial - 1.9%
Amcor Flexibles North America, Inc. 4.000% due 05/17/25	1,820,000	1,783,378
Amphenol Corp.
2.050% due 03/01/25	2,380,000	2,267,534
4.750% due 03/30/26	875,000	879,038
Canadian Pacific Railway Co. (Canada)
1.350% due 12/02/24	3,510,000	3,308,496
1.750% due 12/02/26	1,100,000	997,730
Carrier Global Corp. 2.242% due 02/15/25	649,000	619,588
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	990,000	931,624
GATX Corp.
3.250% due 03/30/25	2,258,000	2,162,830
4.350% due 02/15/24	1,905,000	1,882,089
Kansas City Southern 3.000% due 05/15/23	1,940,000	1,932,875
Martin Marietta Materials, Inc. 0.650% due 07/15/23	855,000	842,683
Otis Worldwide Corp. 2.056% due 04/05/25	2,670,000	2,521,481
Parker-Hannifin Corp. 3.650% due 06/15/24	2,800,000	2,758,794
Penske Truck Leasing Co. Lp/PTL Finance Corp. 3.450% due 07/01/24 ~	1,553,000	1,512,493
Regal Rexnord Corp. 6.050% due 02/15/26 ~	1,605,000	1,613,700
Republic Services, Inc.
2.500% due 08/15/24	1,725,000	1,671,615
4.875% due 04/01/29	715,000	723,213
SMBC Aviation Capital Finance DAC (Ireland)
3.550% due 04/15/24 ~	1,645,000	1,605,761
4.125% due 07/15/23 ~	766,000	761,007

		30,775,929

Technology - 2.2%
CDW LLC/CDW Finance Corp. 5.500% due 12/01/24	655,000	654,892
Fidelity National Information Services, Inc.
0.600% due 03/01/24	1,225,000	1,171,852
4.500% due 07/15/25	1,355,000	1,340,681
Fiserv, Inc.
2.750% due 07/01/24	4,595,000	4,459,703
3.800% due 10/01/23	1,070,000	1,060,214
Fortinet, Inc. 1.000% due 03/15/26	1,890,000	1,697,405
Intel Corp. 4.875% due 02/10/26	1,660,000	1,681,869
Marvell Technology, Inc. 4.200% due 06/22/23	2,070,000	2,061,320
Microchip Technology, Inc.
0.972% due 02/15/24	2,770,000	2,659,946
0.983% due 09/01/24	2,900,000	2,738,474
2.670% due 09/01/23	2,125,000	2,095,483
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
2.700% due 05/01/25	2,030,000	1,927,675
3.875% due 06/18/26	1,455,000	1,405,961
4.400% due 06/01/27	355,000	350,895
4.875% due 03/01/24	1,605,000	1,593,486
Oracle Corp. 5.800% due 11/10/25	1,425,000	1,461,233
Qorvo, Inc. 1.750% due 12/15/24 ~	1,160,000	1,078,023

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Roper Technologies, Inc.
1.000% due 09/15/25	$ 510,000	$ 466,625
2.350% due 09/15/24	670,000	645,289
Skyworks Solutions, Inc. 0.900% due 06/01/23	650,000	644,571
Take-Two Interactive Software, Inc.
3.300% due 03/28/24	2,090,000	2,044,855
3.550% due 04/14/25	535,000	521,316
VMware, Inc. 0.600% due 08/15/23	1,375,000	1,349,285
Workday, Inc. 3.500% due 04/01/27	1,230,000	1,177,649

		36,288,702

Utilities - 3.0%
AES Corp. 3.300% due 07/15/25 ~	1,865,000	1,770,648
Alexander Funding Trust 1.841% due 11/15/23 ~	1,885,000	1,828,999
APA Infrastructure Ltd. (Australia) 4.200% due 03/23/25 ~	5,205,000	5,101,301
Constellation Energy Generation LLC 5.600% due 03/01/28	1,350,000	1,390,555
DTE Energy Co. 4.220% due 11/01/24	2,460,000	2,433,864
Enel Finance International NV (Italy)
1.375% due 07/12/26 ~	3,230,000	2,878,677
2.650% due 09/10/24 ~	4,020,000	3,882,373
6.800% due 10/14/25 ~	500,000	517,197
Israel Electric Corp. Ltd. (Israel)
5.000% due 11/12/24 ~	3,600,000	3,556,839
6.875% due 06/21/23 ~	565,000	565,927
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27	2,360,000	2,135,553
4.450% due 06/20/25	1,695,000	1,684,587
6.051% due 03/01/25	770,000	783,722
NiSource, Inc. 5.250% due 03/30/28	535,000	544,647
NRG Energy, Inc. 3.750% due 06/15/24 ~	1,125,000	1,091,882
Pacific Gas and Electric Co. 3.500% due 06/15/25	2,010,000	1,917,906
Sempra Energy 3.300% due 04/01/25	1,775,000	1,719,019
Southern California Gas Co. 2.950% due 04/15/27	1,395,000	1,307,977
Southern Co. 3.250% due 07/01/26	1,420,000	1,355,113
Tenaga Nasional Bhd (Malaysia) 7.500% due 11/01/25 ~	1,200,000	1,262,263
Vistra Operations Co. LLC
3.550% due 07/15/24 ~	9,955,000	9,616,584
5.125% due 05/13/25 ~	2,485,000	2,424,628

		49,770,261

Total Corporate Bonds & Notes (Cost $753,413,493)		732,129,534

MORTGAGE-BACKED SECURITIES - 13.3%
Collateralized Mortgage Obligations - Commercial - 4.0%
280 Park Avenue Mortgage Trust 5.599% (USD LIBOR + 0.880%) due 09/15/34 § ~	1,640,000	1,593,262
BAMLL Commercial Mortgage Securities Trust
3.490% due 04/14/33 ~	1,775,000	1,625,408
5.535% (USD LIBOR + 0.850%) due 09/15/34 § ~	4,770,000	4,665,791
6.684% (USD LIBOR + 2.000%) due 09/15/38 § ~	1,570,000	1,422,426

	Principal Amount	Value
Bank
2.056% due 11/15/62	$252,068	$245,674
2.263% due 08/15/61	395,571	374,274
BCP Trust 5.483% (USD LIBOR + 0.799%) due 06/15/38 § ~	1,045,000	964,883
BIG Commercial Mortgage Trust 7.168% (SOFR + 2.340%) due 02/15/39 § ~	755,000	713,335
BPR Trust 5.834% (USD LIBOR + 1.150%) due 09/15/38 § ~	1,585,000	1,488,502
BSREP Commercial Mortgage Trust 6.585% (USD LIBOR + 1.900%) due 08/15/38 § ~	700,000	598,435
BX Commercial Mortgage Trust
5.964% (USD LIBOR + 1.280%) due 06/15/36 § ~	935,000	887,745
6.022% (SOFR + 1.194%) due 10/15/36 § ~	1,249,500	1,227,342
6.085% (USD LIBOR + 1.400%) due 06/15/38 § ~	1,372,871	1,290,840
7.968% (SOFR + 3.141%) due 06/15/27 § ~	1,815,000	1,779,706
CGDB Commercial Mortgage Trust 6.334% (USD LIBOR + 1.650%) due 11/15/36 § ~	2,615,000	2,453,349
Cold Storage Trust 5.984% (USD LIBOR + 1.300%) due 11/15/37 § ~	1,484,316	1,441,756
Commercial Mortgage Trust
3.838% due 09/10/47	2,825,000	2,735,505
3.926% due 03/10/48 §	845,000	793,567
4.070% due 03/10/48 §	1,770,000	1,607,642
4.080% due 08/10/47	1,760,000	1,693,725
4.353% due 08/10/30 ~	1,180,000	1,136,930
4.622% due 02/10/47 §	1,715,000	1,665,483
4.698% due 08/10/47 § ~	710,000	614,848
Credit Suisse Mortgage Capital Certificates
6.114% (USD LIBOR + 1.430%) due 05/15/36 § ~	2,134,689	2,098,562
6.284% (USD LIBOR + 1.600%) due 05/15/36 § ~	1,571,091	1,536,790
CSAIL Commercial Mortgage Trust 2.360% due 06/15/52	391,596	381,343
Extended Stay America Trust
5.765% (USD LIBOR + 1.080%) due 07/15/38 § ~	751,668	729,709
6.385% (USD LIBOR + 1.700%) due 07/15/38 § ~	1,679,051	1,629,310
Fontainebleau Miami Beach Trust 3.447% due 12/10/36 ~	1,715,000	1,615,421
GCT Commercial Mortgage Trust 5.484% (USD LIBOR + 0.800%) due 02/15/38 § ~	1,325,000	1,216,920
Great Wolf Trust 6.575% (SOFR + 1.747%) due 12/15/36 § ~	1,055,000	1,025,845
GS Mortgage Securities Corp. Trust 6.285% (USD LIBOR + 1.600%) due 05/15/26 § ~	1,440,000	1,270,371
JP Morgan Chase Commercial Mortgage Securities Trust
6.455% (USD LIBOR + 1.770%) due 10/15/33 § ~	2,345,000	2,062,975
6.534% (USD LIBOR + 1.850%) due 09/15/29 § ~	1,025,000	907,648
6.855% (USD LIBOR + 2.170%) due 10/15/33 § ~	1,890,000	1,581,993
JPMBB Commercial Mortgage Securities Trust 3.934% due 09/15/47	2,420,000	2,354,649

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
KIND Trust 6.692% (SOFR + 1.864%) due 08/15/38 § ~	$2,050,183	$1,910,379
KKR Industrial Portfolio Trust
5.942% (SOFR + 1.114%) due 12/15/37 § ~	660,000	630,897
6.192% (SOFR + 1.364%) due 12/15/37 § ~	476,250	450,922
Morgan Stanley Bank of America Merrill Lynch Trust 4.110% due 10/15/47 §	775,000	744,527
Morgan Stanley Capital I Trust 6.484% (USD LIBOR + 1.800%) due 12/15/36 § ~	775,000	610,932
New Orleans Hotel Trust 5.973% (USD LIBOR + 1.289%) due 04/15/32 § ~	2,575,999	2,449,471
ONE Mortgage Trust
5.892% (SOFR + 1.064%) due 03/15/36 § ~	2,945,000	2,711,108
6.042% (SOFR + 1.214%) due 03/15/36 § ~	1,580,000	1,450,632
RLGH Trust 5.485% (USD LIBOR + 0.800%) due 04/15/36 § ~	1,370,000	1,322,568
WFRBS Commercial Mortgage Trust 4.045% due 03/15/47	1,465,000	1,438,479

		65,151,879

Collateralized Mortgage Obligations - Residential - 5.9%
Angel Oak Mortgage Trust
0.909% due 01/25/66 § ~	1,237,851	1,037,036
0.985% due 04/25/66 § ~	977,178	821,854
1.068% due 05/25/66 § ~	792,649	655,829
1.579% due 05/25/65 § ~	310,092	281,424
2.872% due 04/25/65 § ~	215,124	199,234
Angel Oak Mortgage Trust I LLC 3.920% due 11/25/48 § ~	3,348	3,338
Barclays Mortgage Loan Trust 1.747% due 09/25/51 § ~	1,953,324	1,698,124
Bayview MSR Opportunity Master Fund Trust (Cayman) 2.500% due 06/25/51 § ~	1,650,758	1,439,371
BINOM Securitization Trust 2.625% due 06/25/56 § ~	653,821	572,754
BRAVO Residential Funding Trust 1.699% due 04/25/60 § ~	1,071,643	967,500
CIM Trust 2.500% due 04/25/50 § ~	1,307,565	1,080,711
CIM TRUST 4.500% due 03/25/62 § ~	2,776,378	2,670,127
COLT Mortgage Loan Trust
1.167% due 06/25/66 § ~	965,601	785,199
1.506% due 04/27/65 § ~	140,959	131,108
Connecticut Avenue Securities Trust
5.560% (SOFR + 1.000%) due 12/25/41 § ~	970,895	959,966
6.560% (SOFR + 2.000%) due 03/25/42 § ~	968,526	969,591
6.660% (SOFR + 2.100%) due 03/25/42 § ~	1,474,211	1,472,167
7.110% (SOFR + 2.550%) due 07/25/42 § ~	656,550	661,153
7.518% (SOFR + 2.950%) due 06/25/42 § ~	1,559,128	1,588,231
Deephaven Residential Mortgage Trust
0.899% due 04/25/66 § ~	401,461	345,162
0.973% due 05/25/65 § ~	230,919	207,365
1.260% due 04/25/66 § ~	439,437	376,194

	Principal Amount	Value
Eagle RE Ltd. (Bermuda) 6.110% (SOFR + 1.550%) due 04/25/34 § ~	$722,146	$720,264
Ellington Financial Mortgage Trust
0.797% due 02/25/66 § ~	277,359	232,761
0.931% due 06/25/66 § ~	590,670	477,579
1.106% due 02/25/66 § ~	238,245	196,738
1.291% due 06/25/66 § ~	569,135	455,450
1.550% due 09/25/66 § ~	565,574	426,757
3.046% due 11/25/59 § ~	206,368	191,606
Fannie Mae 3.000% due 11/25/47	1,897,222	1,770,713
Fannie Mae Connecticut Avenue Securities
6.045% (USD LIBOR + 1.200%) due 01/25/30 §	36,748	36,739
9.295% (USD LIBOR + 4.450%) due 01/25/29 §	623,077	651,475
Federal Home Loan Mortgage Corp. STACR REMIC Trust 6.860% (SOFR + 2.300%) due 08/25/42 § ~	931,203	934,110
Flagstar Mortgage Trust
4.000% due 09/25/48 § ~	185,826	179,951
5.467% (USD LIBOR + 0.850%) due 03/25/50 § ~	400,103	368,195
Freddie Mac
5.860% (SOFR + 1.300%) due 02/25/42 § ~	4,110,535	4,071,159
6.710% (SOFR + 2.150%) due 09/25/42 § ~	616,793	618,636
7.510% (SOFR + 2.950%) due 06/25/42 § ~	1,186,072	1,207,043
Freddie Mac STACR Trust
5.260% (SOFR + 0.700%) due 08/25/33 § ~	13,255	13,252
6.210% (SOFR + 1.650%) due 01/25/34 § ~	720,434	707,368
6.360% (SOFR + 1.800%) due 11/25/41 § ~	1,160,000	1,103,702
6.560% (SOFR + 2.000%) due 04/25/42 § ~	4,104,989	4,106,800
6.660% (SOFR + 2.100%) due 03/25/42 § ~	1,918,450	1,919,102
6.695% (USD LIBOR + 1.850%) due 02/25/50 § ~	1,154,423	1,147,871
6.760% (SOFR + 2.200%) due 05/25/42 § ~	2,222,860	2,233,961
7.000% due 09/15/30	93,845	97,241
7.945% (USD LIBOR + 3.100%) due 03/25/50 § ~	624,103	639,951
Freddie Mac Structured Agency Credit Risk Debt Notes
3.863% due 05/25/47 § ~	175,394	170,628
5.360% (SOFR + 0.800%) due 08/25/33 § ~	44,309	44,257
Galton Funding Mortgage Trust
2.832% due 01/25/60 § ~	1,085,000	807,327
3.339% due 10/25/59 § ~	680,000	614,821
3.500% due 11/25/57 § ~	225,469	205,279
4.000% due 02/25/59 § ~	100,984	95,823
4.500% due 02/25/59 § ~	138,165	133,773
GS Mortgage-Backed Securities Corp. Trust 2.500% due 10/25/51 § ~	2,562,228	2,222,482
GS Mortgage-Backed Securities Trust
2.500% due 06/25/52 § ~	3,239,697	2,810,120
3.207% due 07/25/44 § ~	16,926	16,659
Hundred Acre Wood Trust 2.500% due 07/25/51 § ~	1,662,641	1,456,083
Imperial Fund Mortgage Trust
1.516% due 09/25/56 § ~	935,629	734,067
4.767% due 06/25/67 § ~	1,499,401	1,441,612
JP Morgan Mortgage Trust
3.000% due 10/25/50 § ~	445,039	384,125
3.500% due 08/25/50 § ~	290,457	260,389

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Mello Mortgage Capital Acceptance 2.500% due 10/25/51 § ~	$ 1,410,746	$ 1,223,684
MFA Trust 0.852% due 01/25/56 § ~	532,900	472,506
New Residential Mortgage Loan Trust
2.500% due 06/25/51 § ~	1,092,461	950,323
2.500% due 09/25/51 § ~	2,953,416	2,569,154
NLT Trust 1.520% due 08/25/56 § ~	812,942	647,227
OBX Trust
1.054% due 07/25/61 § ~	380,150	290,946
2.500% due 05/25/51 § ~	1,891,568	1,640,750
3.000% due 01/25/60 § ~	541,655	469,504
3.000% due 05/25/60 § ~	1,056,894	912,963
3.500% due 12/25/49 § ~	167,741	149,878
3.500% due 02/25/60 § ~	599,301	535,402
5.456% (USD LIBOR + 1.200%) due 06/25/59 § ~	126,849	121,174
5.595% (USD LIBOR + 0.750%) due 02/25/60 § ~	331,871	307,697
5.745% (USD LIBOR + 0.900%) due 10/25/59 § ~	106,961	103,762
5.795% (USD LIBOR + 0.950%) due 02/25/60 § ~	542,676	506,499
Oceanview Mortgage Trust 2.500% due 12/25/51 § ~	1,521,659	1,319,890
PSMC Trust
2.500% due 03/25/51 § ~	2,697,685	2,365,271
2.500% due 05/25/51 § ~	1,199,611	1,043,532
Sequoia Mortgage Trust
4.000% due 06/25/48 § ~	236,507	222,626
4.000% due 08/25/48 § ~	66,416	64,605
4.000% due 10/25/48 § ~	5,920	5,862
4.500% due 08/25/48 § ~	16,395	16,012
SG Residential Mortgage Trust
1.381% due 05/25/65 § ~	397,354	344,530
3.166% due 03/27/62 § ~	1,964,388	1,773,180
Starwood Mortgage Residential Trust
0.943% due 05/25/65 § ~	883,966	792,678
1.162% due 08/25/56 § ~	2,320,723	1,926,880
2.408% due 02/25/50 § ~	722,245	688,623
2.916% due 09/27/49 § ~	665,197	633,699
Towd Point Mortgage Trust
3.250% due 07/25/58 § ~	729,245	702,932
3.750% due 03/25/58 § ~	839,845	800,517
3.750% due 05/25/58 § ~	1,568,816	1,503,624
3.750% due 09/25/62 ~	2,866,795	2,692,813
TRK Trust 1.409% due 07/25/56 § ~	433,600	371,042
UWM Mortgage Trust 2.500% due 09/25/51 § ~	541,907	470,052
Verus Securitization Trust
0.918% due 02/25/64 § ~	708,408	609,060
1.031% due 02/25/66 § ~	655,598	559,058
1.052% due 01/25/66 § ~	521,915	433,085
1.155% due 01/25/66 § ~	310,759	254,605
1.373% due 09/25/66 § ~	785,042	618,667
1.829% due 10/25/66 § ~	2,921,762	2,488,271
1.977% due 03/25/60 § ~	61,732	60,286
2.226% due 05/25/60 § ~	445,149	429,093
2.913% due 07/25/59 § ~	388,274	376,205
3.117% due 07/25/59 § ~	517,100	501,031
3.288% due 01/25/67 § ~	3,148,438	2,661,406
Vista Point Securitization Trust 2.496% due 04/25/65 § ~	225,974	199,972
Wells Fargo Mortgage-Backed Securities Trust
2.500% due 12/25/50 § ~	2,230,332	1,955,694
2.500% due 09/25/51 § ~	1,723,460	1,494,932

		96,110,509

	Principal Amount	Value
Fannie Mae - 1.7%
2.000% due 10/01/50	$ 676,114	$ 562,275
2.500% due 01/01/52	1,579,327	1,365,088
3.000% due 09/01/28 - 06/01/52	5,468,292	5,038,473
3.096% (UST + 2.258%) due 06/01/35 §	65,649	64,548
3.500% due 01/01/44 - 01/01/52	1,548,161	1,459,855
3.851% (UST + 2.259%) due 06/01/33 §	236,841	242,841
3.983% (USD LIBOR + 1.502%) due 02/01/33 §	18,343	17,964
4.000% due 03/01/41 - 09/01/52	3,272,306	3,137,752
4.230% (USD LIBOR + 1.605%) due 04/01/33 §	17,362	16,989
4.398% (UST + 2.215%) due 02/01/33 §	35,745	34,918
4.500% due 05/01/41 - 08/01/52	8,415,277	8,293,603
4.912% (USD LIBOR + 1.543%) due 01/01/35 §	2,248	2,268
5.000% due 07/01/24 - 02/01/49	1,350,083	1,378,354
5.500% due 01/01/36 - 02/01/49	2,623,410	2,724,523
6.000% due 03/01/37 - 02/01/49	2,567,821	2,695,450
6.500% due 05/01/33	251,364	262,022
7.000% due 06/01/33	123,923	127,374

		27,424,297

Freddie Mac - 0.5%
2.500% due 01/01/52	1,630,930	1,417,137
3.500% due 02/01/52	2,668,150	2,492,101
3.900% (UST + 2.250%) due 08/01/35 §	145,825	148,610
4.000% due 12/01/49 - 09/01/52	1,231,416	1,182,352
4.076% (UST + 1.951%) due 02/01/35 §	54,278	52,921
4.269% (UST + 2.179%) due 09/01/35 §	87,618	87,591
4.500% due 09/01/37 - 05/01/50	782,157	779,878
5.000% due 12/01/41 - 03/01/50	2,109,674	2,136,853
5.500% due 07/01/38 - 06/01/41	262,375	272,938
7.000% due 03/01/39	170,620	179,261
7.500% due 06/01/38	154,789	161,928

		8,911,570

Government National Mortgage Association - 1.2%
2.625% (UST + 1.500%) due 09/20/34 - 01/20/35 §	694,390	685,890
3.000% due 09/20/47	3,607,070	3,330,105
3.500% due 10/20/52 - 12/20/52	4,551,295	4,270,325
4.000% due 10/20/50 - 10/20/52	3,008,759	2,904,634
4.500% due 08/20/47 - 10/20/52	3,991,293	3,938,557
5.000% due 12/20/34 - 05/20/48	1,352,887	1,382,535
5.500% due 09/15/45 - 02/20/49	1,210,977	1,261,444
due 04/20/53 #	1,975,000	1,997,489
6.000% due 07/15/36	172,994	182,242

		19,953,221

Total Mortgage-Backed Securities (Cost $234,866,368)		217,551,476

ASSET-BACKED SECURITIES - 12.1%
AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26	1,665,000	1,552,837
0.970% due 02/18/26	743,490	732,085
1.060% due 08/18/26	980,000	919,764
1.210% due 12/18/26	1,030,000	938,254
1.290% due 06/18/27	2,095,000	1,889,720
1.590% due 10/20/25	1,215,000	1,184,514
1.800% due 12/18/25	1,175,000	1,121,112
2.770% due 04/19/27	4,310,000	4,097,795
4.810% due 04/18/28	4,195,000	4,173,536
5.800% due 12/18/28	1,150,000	1,172,453

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Amur Equipment Finance Receivables X LLC 1.640% due 10/20/27 ~	$ 673,762	$ 645,303
ARI Fleet Lease Trust 5.410% due 02/17/32 ~	4,110,000	4,109,878
Avis Budget Rental Car Funding AESOP LLC
2.330% due 08/20/26 ~	930,000	874,191
3.350% due 09/22/25 ~	1,355,000	1,318,958
4.950% due 03/20/25 ~	745,000	729,941
Blackbird Capital Aircraft Lease Securitization Ltd. 2.487% due 12/16/41 § ~	612,091	586,416
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	287,443	274,025
CarMax Auto Owner Trust
1.090% due 03/16/26	2,730,000	2,588,441
3.010% due 12/16/24	3,280,000	3,265,895
CBAM Ltd. (Cayman) 6.072% (USD LIBOR + 1.280%) due 02/12/30 § ~	5,239,416	5,215,920
Cedar Funding XIV CLO Ltd. (Cayman) 5.892% (USD LIBOR + 1.100%) due 07/15/33 § ~	2,230,000	2,201,904
CIFC Funding Ltd. (Cayman) 5.866% (USD LIBOR + 1.050%) due 04/24/30 § ~	3,721,371	3,692,732
CNH Equipment Trust
1.510% due 04/15/27	1,125,000	1,090,707
2.010% due 12/16/24	385,200	383,063
Drive Auto Receivables Trust 1.390% due 03/15/29	1,070,000	996,818
Dryden 86 CLO Ltd. (Cayman) 5.892% (USD LIBOR + 1.100%) due 07/17/34 § ~	2,225,000	2,162,190
Elara HGV Timeshare Issuer LLC
2.690% due 03/25/30 ~	231,828	223,525
2.730% due 04/25/28 ~	422,021	421,098
Exeter Automobile Receivables Trust
2.560% due 06/15/28	405,000	389,233
3.020% due 06/15/28	995,000	921,720
3.850% due 07/17/28	2,130,000	2,070,120
5.700% due 08/17/26	305,000	305,258
5.980% due 12/15/28	945,000	935,728
6.320% due 05/15/28	715,000	728,137
6.510% due 12/15/27	2,940,000	2,989,079
6.690% due 06/15/29	245,000	247,421
Finance of America HECM Buyout
4.000% due 08/01/32 § ~	2,718,355	2,637,788
FirstKey Homes Trust
1.339% due 08/17/37 ~	2,941,434	2,693,864
1.968% due 10/19/37 ~	2,580,000	2,319,104
2.241% due 08/17/37 ~	3,355,000	3,056,613
Ford Credit Auto Lease Trust
4.180% due 10/15/25	3,385,000	3,317,942
5.540% due 12/15/26	1,060,000	1,048,747
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~	1,355,000	1,231,937
3.520% due 07/15/30 ~	4,155,000	4,096,254
5.070% due 01/15/29	3,820,000	3,814,174
Ford Credit Floorplan Master Owner Trust Class C 1.420% due 09/15/25	1,885,000	1,842,210
GM Financial Automobile Leasing Trust
5.130% due 08/20/26	2,425,000	2,409,741
5.760% due 01/20/27	2,920,000	2,923,299
GM Financial Consumer Automobile Receivables Trust
1.050% due 05/18/26	1,005,000	940,631
1.490% due 12/16/24	115,004	114,008
5.030% due 09/18/28	520,000	521,376

	Principal Amount	Value
GMF Floorplan Owner Revolving Trust 1.030% due 08/15/25 ~	$ 830,000	$ 815,209
Hilton Grand Vacations Trust
2.660% due 12/26/28 ~	183,002	181,309
2.740% due 02/25/39 ~	691,185	652,217
2.960% due 12/26/28 ~	51,009	50,323
HPEFS Equipment Trust
5.910% due 04/20/28	1,495,000	1,495,300
6.130% due 08/20/29	3,555,000	3,596,758
Hyundai Auto Receivables Trust
1.410% due 11/15/24	357,037	353,631
1.600% due 12/15/26	1,360,000	1,293,833
2.940% due 05/15/25	159,707	159,545
KKR CLO 29 Ltd. (Cayman) 5.992% (USD LIBOR + 1.200%) due 01/15/32 § ~	2,500,000	2,479,811
Kubota Credit Owner Trust 1.960% due 03/15/24 ~	136,024	135,585
Madison Park Funding XXIII Ltd. (Cayman)
5.785% (USD LIBOR + 0.970%) due 07/27/31 § ~	2,580,346	2,557,380
6.365% (USD LIBOR + 1.550%) due 07/27/31 § ~	1,675,000	1,650,311
Madison Park Funding XXXIII Ltd. (Cayman) 5.948% (SOFR + 1.290%) due 10/15/32 § ~	3,565,000	3,502,587
Magnetite XXV Ltd. (Cayman) 6.018% (USD LIBOR + 1.200%) due 01/25/32 § ~	670,000	661,655
MMAF Equipment Finance LLC 5.610% due 07/10/28 ~	4,025,000	4,096,106
MVW LLC 2.730% due 10/20/37 ~	261,051	241,987
MVW Owner Trust
2.420% due 12/20/34 ~	106,095	104,521
2.750% due 12/20/34 ~	36,130	35,312
2.890% due 11/20/36 ~	795,848	754,405
2.990% due 12/20/34 ~	97,493	93,555
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~	498,080	445,719
1.220% due 07/15/69 ~	415,560	371,694
1.310% due 01/15/69 ~	243,027	223,124
1.690% due 05/15/69 ~	748,246	682,318
2.150% due 11/15/68 ~	3,826,316	3,478,418
2.230% due 07/15/70 ~	2,865,307	2,576,655
2.400% due 10/15/68 ~	586,926	546,695
2.460% due 11/15/68 ~	1,046,016	977,128
2.640% due 05/15/68 ~	1,134,478	1,070,614
3.420% due 01/15/43 ~	1,491,023	1,428,675
Nelnet Student Loan Trust 1.320% due 04/20/62 ~	973,741	876,020
Neuberger Berman Loan Advisers CLO 26 Ltd. (Cayman) 6.195% (USD LIBOR + 1.400%) due 10/18/30 § ~	1,755,000	1,696,175
Neuberger Berman Loan Advisers CLO 32 Ltd. (Cayman) 5.788% (USD LIBOR + 0.990%) due 01/20/32 § ~	3,755,000	3,686,577
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman) 5.852% (USD LIBOR + 1.060%) due 04/16/33 § ~	1,085,000	1,069,912
Nissan Auto Receivables Owner Trust 1.380% due 12/16/24	183,138	181,284
OCP CLO Ltd. (Cayman)
5.928% (USD LIBOR + 1.120%) due 07/20/29 § ~	3,731,580	3,698,287
6.342% (USD LIBOR + 1.550%) due 07/15/30 § ~	2,710,000	2,649,242
Octane Receivables Trust
1.210% due 09/20/28 ~	1,112,271	1,068,337
4.900% due 05/22/28 ~	1,290,000	1,262,547
5.870% due 05/21/29 ~	442,904	444,136

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Palmer Square CLO Ltd. (Cayman) 5.944% (USD LIBOR + 1.080%) due 11/15/31 § ~	$4,505,000	$4,450,086
Progress Residential Trust
1.495% due 10/17/27 ~	3,232,000	2,935,767
2.078% due 06/17/37 ~	459,432	429,880
4.451% due 07/20/39 ~	1,630,000	1,576,995
Santander Bank Auto Credit-Linked Notes
5.916% due 08/16/32 ~	690,467	687,835
6.024% due 12/15/32 ~	485,168	486,800
6.451% due 12/15/32 ~	2,086,847	2,087,745
Santander Bank NA - SBCLN 1.833% due 12/15/31 ~	243,454	233,784
Santander Consumer Auto Receivables Trust 1.290% due 04/15/26 ~	1,810,000	1,753,025
Santander Drive Auto Receivables Trust
1.010% due 01/15/26	604,380	599,532
3.760% due 07/16/29	3,340,000	3,224,904
4.740% due 10/16/28	990,000	971,226
5.000% due 11/15/29	4,085,000	4,021,162
5.090% due 05/15/30	905,000	895,492
Santander Retail Auto Lease Trust
0.830% due 03/20/26 ~	4,240,000	4,035,078
1.110% due 03/20/26 ~	1,290,000	1,221,234
3.850% due 03/22/27 ~	990,000	959,715
Sierra Timeshare Receivables Funding LLC 3.510% due 07/20/37 ~	335,337	317,549
SMB Private Education Loan Trust
1.290% due 07/15/53 ~	1,324,118	1,187,043
1.310% due 07/17/51 ~	2,184,126	1,945,575
1.600% due 09/15/54 ~	3,979,761	3,566,345
5.404% (USD LIBOR + 0.720%) due 01/15/37 § ~	1,740,740	1,711,279
6.184% (USD LIBOR + 1.500%) due 04/15/32 § ~	736,926	735,664
Symphony CLO XXIII Ltd. (Cayman) 5.812% (USD LIBOR + 1.020%) due 01/15/34 § ~	3,645,000	3,597,716
Symphony CLO XXVI Ltd. (Cayman) 5.888% (USD LIBOR + 1.080%) due 04/20/33 § ~	1,110,000	1,089,168
Symphony Static CLO I Ltd. (Cayman) 6.268% (USD LIBOR + 1.450%) due 10/25/29 § ~	2,825,000	2,749,720
Volkswagen Auto Loan Enhanced Trust 1.260% due 08/20/26	1,045,000	1,016,943
World Omni Auto Receivables Trust
1.640% due 08/17/26	825,000	793,718
2.550% due 09/15/28	1,105,000	1,037,788
World Omni Select Auto Trust
0.840% due 06/15/26	1,200,000	1,171,504
1.250% due 10/15/26	1,375,000	1,310,696
1.440% due 11/15/27	540,000	484,230
5.870% due 08/15/28	1,200,000	1,202,393

Total Asset-Backed Securities (Cost $202,885,217)		197,949,947

U.S. GOVERNMENT AGENCY ISSUE - 0.3%
Federal Home Loan Banks 5.000% due 02/28/25	4,190,000	4,248,283

Total U.S. Government Agency Issue (Cost $4,184,680)		4,248,283

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 28.8%
U.S. Treasury Notes - 28.8%
1.750% due 03/15/25	$58,565,000	$56,029,090
2.750% due 05/15/25	57,850,000	56,348,386
4.000% due 12/15/25	5,875,000	5,898,752
4.125% due 01/31/25	3,070,000	3,069,520
4.500% due 11/15/25 ‡	28,750,000	29,179,566
4.625% due 02/28/25	316,200,000	319,300,243

		469,825,557

Total U.S. Treasury Obligations (Cost $473,921,537)		469,825,557

FOREIGN GOVERNMENT BONDS & NOTES - 0.4%
Korea Housing Finance Corp. (South Korea) 4.625% due 02/24/28 ~	3,300,000	3,302,412
Korea Hydro & Nuclear Power Co. Ltd. (South Korea)
1.250% due 04/27/26 ~	1,790,000	1,606,319
4.250% due 07/27/27 ~	1,480,000	1,457,112

Total Foreign Government Bonds & Notes (Cost $6,552,573)		6,365,843

MUNICIPAL BONDS - 0.1%
Golden State Tobacco Securitization Corp. 1.711% due 06/01/24	1,505,000	1,444,818

Total Municipal Bonds (Cost $1,505,000)		1,444,818

SHORT-TERM INVESTMENT - 1.0%
Repurchase Agreement - 1.0%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $15,789,246; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $16,099,120)	15,783,393	15,783,393

Total Short-Term Investment (Cost $15,783,393)		15,783,393

TOTAL INVESTMENTS - 100.8% (Cost $1,693,112,261)		1,645,298,851

DERIVATIVES - 0.0%		680,105

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(13,057,237)

NET ASSETS - 100.0%		$1,632,921,719

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	06/23	1,015	$207,184,928	$209,549,923	$2,364,995

Short Futures Outstanding
U.S. Treasury 5-Year Notes	06/23	168	18,083,980	18,397,313	(313,333)
U.S. Treasury 10-Year Notes	06/23	209	23,331,475	24,018,672	(687,197)
U.S. Treasury Ultra 10-Year Notes	06/23	153	18,008,699	18,534,516	(525,817)
U.S. Treasury Ultra Long Bonds	06/23	33	4,498,582	4,657,125	(158,543)

					(1,684,890)

Total Futures Contracts					$680,105

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$732,129,534	$-	$732,129,534	$-
	Mortgage-Backed Securities	217,551,476	-	217,551,476	-
	Asset-Backed Securities	197,949,947	-	197,949,947	-
	U.S. Government Agency Issue	4,248,283	-	4,248,283	-
	U.S. Treasury Obligations	469,825,557	-	469,825,557	-
	Foreign Government Bonds & Notes	6,365,843	-	6,365,843	-
	Municipal Bonds	1,444,818	-	1,444,818	-
	Short-Term Investment	15,783,393	-	15,783,393	-
	Derivatives:
	Interest Rate Contracts
	Futures	2,364,995	2,364,995	-	-

	Total Assets	1,647,663,846	2,364,995	1,645,298,851	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(1,684,890)	(1,684,890)	-	-

	Total Liabilities	(1,684,890)	(1,684,890)	-	-

	Total	$1,645,978,956	$680,105	$1,645,298,851	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 34.5%
Azerbaijan - 0.5%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/26 ~	$1,020,000	$983,280

Brazil - 1.1%
CSN Inova Ventures 6.750% due 01/28/28 ~	2,000,000	1,880,521
MC Brazil Downstream Trading SARL 7.250% due 06/30/31 ~	34,588	27,212
Usiminas International SARL 5.875% due 07/18/26 ~	600,000	568,734

		2,476,467

Chile - 0.6%
Alfa Desarrollo SpA 4.550% due 09/27/51 ~	806,007	591,726
Corp. Nacional del Cobre de Chile 5.125% due 02/02/33 ~	750,000	758,200

		1,349,926

China - 2.9%
Country Garden Holdings Co. Ltd.
2.700% due 07/12/26 ~	200,000	110,650
3.125% due 10/22/25 ~	925,000	536,428
4.200% due 02/06/26 ~	1,400,000	818,912
5.400% due 05/27/25 ~	250,000	163,891
6.150% due 09/17/25 ~	200,000	128,863
7.250% due 04/08/26 ~	850,000	539,750
Powerlong Real Estate Holdings Ltd.
4.900% due 05/13/26 ~	400,000	92,000
6.250% due 08/10/24 ~	300,000	74,062
Prosus NV
3.257% due 01/19/27 ~	2,900,000	2,638,180
4.193% due 01/19/32 ~	1,575,000	1,340,056

		6,442,792

Colombia - 0.4%
Ecopetrol SA 8.875% due 01/13/33	800,000	810,400

Czech Republic - 0.6%
Energo-Pro AS 8.500% due 02/04/27 ~	1,425,000	1,373,344

Ghana - 1.0%
Kosmos Energy Ltd.
7.125% due 04/04/26 ~	1,000,000	859,214
7.500% due 03/01/28 ~	1,150,000	937,301
7.750% due 05/01/27 ~	500,000	420,565

		2,217,080

Hong Kong - 1.3%
AIA Group Ltd. due 04/04/33 # ~	575,000	579,136
Melco Resorts Finance Ltd.
5.250% due 04/26/26 ~	350,000	315,789
5.625% due 07/17/27 ~	625,000	550,625
5.750% due 07/21/28 ~	1,550,000	1,342,300

		2,787,850

	Principal Amount	Value
Hungary - 0.2%
OTP Bank Nyrt 7.350% due 03/04/26 ~	EUR 450,000	$487,849

Israel - 6.3%
Bank Hapoalim BM 3.255% due 01/21/32 ~	$2,425,000	2,026,087
Bank Leumi Le-Israel BM 7.129% due 07/18/33 ~	1,750,000	1,702,750
Energean Israel Finance Ltd.
4.875% due 03/30/26 ~	1,075,000	998,406
5.375% due 03/30/28 ~	2,425,000	2,176,437
Israel Discount Bank Ltd. 5.375% due 01/26/28 ~	2,475,000	2,440,157
Leviathan Bond Ltd.
5.750% due 06/30/23 ~	725,000	723,913
6.125% due 06/30/25 ~	1,800,000	1,757,250
6.500% due 06/30/27 ~	2,025,000	1,949,063

		13,774,063

Kazakhstan - 2.4%
KazMunayGas National Co. JSC 5.375% due 04/24/30 ~	3,975,000	3,555,030
Tengizchevroil Finance Co. International Ltd. 4.000% due 08/15/26 ~	1,900,000	1,683,970

		5,239,000

Macau - 0.3%
MGM China Holdings Ltd. 5.250% due 06/18/25 ~	725,000	687,780

Malaysia - 0.5%
Gohl Capital Ltd. 4.250% due 01/24/27 ~	1,192,000	1,091,834

Mexico - 3.6%
Banco Mercantil del Norte SA 5.875% due 01/24/27 ~	2,300,000	1,960,750
BBVA Bancomer SA 5.125% due 01/18/33 ~	200,000	171,256
Cemex SAB de CV
5.125% due 06/08/26 ~	1,450,000	1,299,490
9.125% due 03/14/28 ~	575,000	576,554
Comision Federal de Electricidad 5.000% due 09/29/36 ~	1,944,800	1,636,827
Petroleos Mexicanos 6.490% due 01/23/27	2,600,000	2,359,721

		8,004,598

Nigeria - 0.5%
IHS Holding Ltd. 5.625% due 11/29/26 ~	1,275,000	1,077,120

Oman - 0.6%
Lamar Funding Ltd. 3.958% due 05/07/25 ~	1,475,000	1,406,855

Poland - 0.1%
Polski Koncern Naftowy ORLEN SA 1.125% due 05/27/28 ~	EUR 225,000	205,019

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Qatar - 0.7%
QIB Sukuk Ltd. 3.982% due 03/26/24 ~	$1,600,000	$ 1,579,440

Romania - 0.4%
NE Property BV 3.375% due 07/14/27 ~	EUR 975,000	931,585

Saudi Arabia - 1.2%
Greensaif Pipelines Bidco SARL 6.129% due 02/23/38 ~	$1,625,000	1,673,258
TMS Issuer Sarl 5.780% due 08/23/32 ~	1,000,000	1,044,520

		2,717,778

South Africa - 3.5%
Sasol Financing USA LLC
4.375% due 09/18/26	1,650,000	1,493,365
5.500% due 03/18/31	900,000	753,574
6.500% due 09/27/28	600,000	561,295
Stillwater Mining Co.
4.000% due 11/16/26 ~	2,450,000	2,195,690
4.500% due 11/16/29 ~	950,000	783,935
Transnet SOC Ltd. 8.250% due 02/06/28 ~	1,950,000	1,944,959

		7,732,818

South Korea - 0.4%
SK Hynix, Inc. 6.250% due 01/17/26 ~	800,000	808,540

Supranational - 0.9%
Africa Finance Corp. 2.875% due 04/28/28 ~	2,500,000	2,055,375

Tanzania - 0.8%
HTA Group Ltd. 7.000% due 12/18/25 ~	1,762,000	1,676,279

Ukraine - 0.1%
NPC Ukrenergo 6.875% due 11/09/28 ~ Y	1,375,000	200,006

United Arab Emirates - 2.0%
Galaxy Pipeline Assets Bidco Ltd. 2.160% due 03/31/34 ~	4,346,790	3,748,753
MAF Global Securities Ltd. 7.875% due 06/30/27 ~	625,000	631,481

		4,380,234

Venezuela - 1.6%
Petroleos de Venezuela SA
5.375% due 04/12/27 * Y ~	1,432,000	64,440
8.500% * Y ~	11,929,000	3,220,830
9.000% * Y ~	1,780,581	82,352
9.750% due 05/17/35 * Y ~	2,733,498	133,258
12.750% * Y ~	1,152,000	59,040

		3,559,920

Total Corporate Bonds & Notes (Cost $89,695,327)		76,057,232

	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS & NOTES - 0.9%
United Arab Emirates - 0.9%

Abu Dhabi National Oil Co. (United Arab Emirates) 0.700% due 06/04/24 ~	$2,200,000	$2,087,800

Total Convertible Corporate Bonds & Notes (Cost $2,118,032)		2,087,800

	Shares

FOREIGN GOVERNMENT BONDS & NOTES - 57.5%
Angola - 0.9%
Angolan Government
8.000% due 11/26/29 ~	2,425,000	2,086,470

Bahamas - 1.1%
Bahamas Government
6.000% due 11/21/28 ~	2,675,000	2,042,986
9.000% due 06/16/29 ~	450,000	385,332

		2,428,318

Brazil - 5.0%
Brazil Notas do Tesouro Nacional Class F
10.000% due 01/01/27	BRL 59,800,000	11,084,316

Colombia - 2.5%
Colombia Government
3.000% due 01/30/30	$1,775,000	1,396,641
4.500% due 03/15/29	2,075,000	1,833,952
Colombia TES
6.000% due 04/28/28	COP 13,600,000,00	2,343,004

		5,573,597

Czech Republic - 2.7%
Czech Republic Government
1.000% due 06/26/26 ~	CZK 53,800,000	2,199,247
1.250% due 02/14/25	38,800,000	1,667,529
2.400% due 09/17/25 ~	45,900,000	1,986,520

		5,853,296

Ecuador - 0.8%
Ecuador Government VRN
2.500% due 07/31/35 § ~	$5,225,000	1,762,262

El Salvador - 1.3%
El Salvador Government
6.375% due 01/18/27 ~	900,000	507,430
7.625% due 09/21/34 ~	500,000	237,066
7.625% due 02/01/41 ~	1,925,000	909,259
7.650% due 06/15/35 ~	1,280,000	608,311
8.625% due 02/28/29 ~	1,100,000	593,084

		2,855,150

Ghana - 0.1%
Ghana Government REGS
10.750% due 10/14/30 ~	400,000	277,710

Hungary - 1.5%
Hungary Government
6.125% due 05/22/28 ~	1,800,000	1,848,161
6.250% due 09/22/32 ~	1,425,000	1,456,143

		3,304,304

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Indonesia - 4.2%
Indonesia Treasury
5.125% due 04/15/27	IDR 7,300,000,000	$467,001
6.375% due 08/15/28	50,000,000,000	3,340,708
6.500% due 02/15/31	28,900,000,000	1,916,773
7.000% due 02/15/33	52,300,000,000	3,549,857

		9,274,339

Iraq - 2.1%
Iraq Government 5.800% due 01/15/28 ~	$4,921,875	4,601,495

Israel - 1.0%
Israel Government 4.500% due 01/17/33	2,270,000	2,270,000

Ivory Coast - 1.9%
Ivory Coast Government
4.875% due 01/30/32 ~	EUR 4,425,000	3,670,544
5.875% due 10/17/31 ~	686,000	613,274

		4,283,818

Mexico - 8.5%
Mexican Bonos
7.750% due 11/23/34	MXN 206,500,000	10,576,880
7.750% due 11/13/42	43,300,000	2,096,746
Mexico Government
4.875% due 05/19/33	$3,575,000	3,427,116
6.350% due 02/09/35	2,525,000	2,687,606

		18,788,348

Nigeria - 0.9%
Nigeria Government MTN REGS 6.125% due 09/28/28 ~	2,500,000	1,954,375

Peru - 2.9%
Peru Government
5.400% due 08/12/34	PEN 10,100,000	2,254,432
5.940% due 02/12/29	9,200,000	2,309,641
Peruvian Government
6.350% due 08/12/28 ~	6,700,000	1,737,545

		6,301,618

Poland - 4.4%
Republic of Poland Government
due 10/04/33 #	$3,650,000	3,638,502
2.500% due 07/25/26	PLN 11,800,000	2,454,056
4.000% due 01/22/24	$1,000,000	993,788
5.858% due 07/25/24	PLN 12,200,000	2,621,435

		9,707,781

Romania - 3.3%
Romanian Government
1.375% due 12/02/29 ~	EUR 650,000	531,806
2.000% due 04/14/33 ~	2,725,000	2,022,416
3.624% due 05/26/30 ~	725,000	667,311
4.850% due 07/25/29	RON 7,500,000	1,442,432
5.000% due 02/12/29	6,900,000	1,349,579
6.625% due 09/27/29 ~	EUR 1,050,000	1,165,986

		7,179,530

	Principal Amount	Value
Saudi Arabia - 3.2%
Saudi Government
4.750% due 01/18/28 ~	$1,800,000	$1,823,463
4.875% due 07/18/33 ~	1,425,000	1,440,765
5.000% due 01/18/53 ~	1,175,000	1,094,604
4.500% due 10/26/46 ~	3,175,000	2,794,473

		7,153,305

Senegal - 1.1%
Senegal Government
4.750% due 03/13/28 ~	EUR 2,325,000	2,127,106
6.250% due 07/30/24 ~	$400,000	386,260

		2,513,366

Serbia - 0.4%
Serbia Government ~ 6.250% due 05/26/28 ~	875,000	885,780

South Africa - 2.7%
Republic of South Africa Government
8.750% due 01/31/44	ZAR 1,000	44
8.750% due 02/28/48	2,000	86
8.875% due 02/28/35	124,290,000	5,991,469

		5,991,599

South Korea - 0.6%
Korea Government 3.875% due 09/11/23	$1,300,000	1,296,292

Sri Lanka - 0.5%
Sri Lanka Government
6.825% due 07/18/26 Y ~	298,000	110,639
6.850% due 11/03/25 * Y ~	2,400,000	888,131

		998,770

Tunisia - 1.4%
Tunisian Republic
5.750% due 01/30/25 ~	200,000	115,052
6.375% due 07/15/26 ~	EUR 5,050,000	2,946,149

		3,061,201

Ukraine - 0.8%
State Agency of Roads of Ukraine ~ Y	$3,600,000	577,327
Ukraine Government
1.000% due 08/01/41 § ~ * Y	1,325,000	356,850
6.876% due 05/21/31 ~ * Y	1,100,000	199,241
7.750% due 09/01/27 ~ * Y	600,000	108,100
7.750% due 09/01/28 ~ * Y	2,450,000	442,717

		1,684,235

Uzbekistan - 0.8%
Republic of Uzbekistan
4.750% due 02/20/24 ~	725,000	714,430
5.375% due 02/20/29 ~	1,050,000	963,407

		1,677,837

Venezuela - 0.6%
Venezuela Government
7.750% * Y ~	913,000	68,475
8.250% due 10/13/24 * Y ~	1,784,900	196,339
9.000% due 05/07/23 * Y ~	816,000	87,720
11.750% due 10/21/26 * Y ~	7,749,400	833,061
12.750% * Y ~	1,624,000	174,580

		1,360,175

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Zambia - 0.3%
Zambia Government 8.500% due 04/14/24 * Y ~	$1,250,000	$570,313

Total Foreign Government Bonds & Notes (Cost $134,991,961)		126,779,600

SHORT-TERM INVESTMENTS - 5.9%
Repurchase Agreement - 3.6%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $7,964,974; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $8,121,263)	7,962,021	7,962,021

U.S. Treasury Bills - 2.3%
4.366% due 05/04/23	5,000,000	4,980,135

Total Short-Term Investments (Cost $12,940,846)		12,942,156

TOTAL INVESTMENTS - 98.8% (Cost $239,746,166)		217,866,788

DERIVATIVES - (0.0%)		(105,566)

OTHER ASSETS & LIABILITIES, NET - 1.2%		2,666,877

NET ASSETS - 100.0%		$220,428,099

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $8,373,419 or 3.8% of the Fund’s net assets were in default as of March 31, 2023.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2023 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-BTP	06/23	27	$3,287,979	$3,377,621	($89,642)

(c)	Forward foreign currency contracts outstanding as of March 31, 2023 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	16,350,000	USD	3,088,332	04/23	JPM	$126,918	$-
CZK	98,725,000	USD	4,458,430	04/23	JPM	98,859	-
EUR	1,900,000	USD	2,028,668	04/23	JPM	33,367	-
HUF	1,925,000,000	USD	5,385,738	04/23	JPM	72,324	-
ILS	15,700,000	USD	4,438,633	04/23	JPM	-	(70,720)
INR	540,500,000	USD	6,566,239	04/23	CIT	7,181	-
PLN	22,100,000	USD	5,124,539	04/23	JPM	-	(10,870)
THB	112,100,000	USD	3,272,037	04/23	HSB	13,261	-
THB	104,400,000	USD	3,053,490	04/23	JPM	6,146	-
USD	3,100,534	BRL	16,350,000	04/23	CIT	-	(114,716)
USD	10,966,201	CNH	75,200,000	04/23	CIT	7,682	-
USD	2,151,467	COP	10,400,000,000	04/23	JPM	-	(72,919)
USD	20,032,263	EUR	18,722,756	04/23	JPM	-	(288,255)
USD	245,198	EUR	225,000	04/23	JPM	1,010	-
USD	3,349,610	MXN	63,100,000	04/23	CIT	-	(138,375)
USD	5,067,524	PLN	22,100,000	04/23	JPM	-	(46,146)
USD	12,227,254	ZAR	228,000,000	04/23	CIT	-	(555,476)

Total Forward Foreign Currency Contracts						$366,748	($1,297,477)

(d)	Swap agreements outstanding as of March 31, 2023 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/23 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of China Ltd.	Q	1.000%	12/20/25	GSC	0.553%	$5,900,000	($69,876)	($62,719)	($7,157)
China Development Bank	Q	1.000%	12/20/25	GSC	0.534%	4,600,000	(56,641)	(50,890)	(5,751)
Industrial & Commercial Bank of China Ltd.	Q	1.000%	12/20/25	GSC	0.539%	5,150,000	(62,813)	(55,894)	(6,919)
China Construction Bank Corp.	Q	1.000%	12/20/25	GSC	0.551%	5,150,000	(61,267)	(55,894)	(5,373)

							(250,597)	(225,397)	(25,200)

				Exchange
Bahrain Government	Q	1.000%	06/20/28	ICE	2.439%	1,700,000	108,939	127,815	(18,876)
South Africa Government	Q	1.000%	06/20/28	ICE	2.739%	8,700,000	674,164	652,254	21,910

							783,103	780,069	3,034

Total Credit default Swaps on Corporate and Sovereign Issues – Buy Protection							$532,506	$554,672	($22,166)

Credit Default Swaps on Corporate Issues – Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 03/31/23 (2)	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	Q	1.000%	06/20/28	ICE	2.739%	$2,825,000	($218,909)	($244,947)	$26,038

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX iTraxx Europe	Q	5.000%	12/20/27	ICE	EUR 23,500,000	($955,150)	($470,071)	($485,079)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX iTraxx Europe	Q	5.000%	12/20/27	ICE	EUR 15,800,000	$642,202	$261,791	$380,411

Total Credit Default Swaps						$649	$101,445	($100,796)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.770%	Brazil CETIP Interbank	Z/Z	LCH	01/02/25	BRL 207,710,417	($487,579)	($746,462)	$258,883
9.481%	28-Day MXN TIIE	L/L	LCH	06/18/25	MXN 445,000,000	-	-	-
11.950%	Brazil CETIP Interbank	Z/Z	LCH	01/04/27	BRL 37,999,875	-	-	-
3.208%	3-Month ILS-TELBOR	A/Q	LCH	03/15/28	ILS 37,400,000	(230,074)	-	(230,074)
3.488%	3-Month ILS-TELBOR	A/Q	LCH	06/21/28	34,300,000	(65,681)	-	(65,681)
3.634%	3-Month KRW-KWCDC	Q/Q	LCH	06/21/28	KRW 9,300,000,000	168,484	-	168,484
8.763%	28-Day MXN TIIE	L/L	LCH	12/08/32	MXN 50,800,000	69,810	-	69,810

						($545,040)	($746,462)	$201,422

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.372%	1-Day CLP CAMARA	S/S	LCH	11/29/24	CLP 23,000,000,000	$755,016	$13,992	$741,024
3.952%	1-Day USD SOFR	A/A	LCH	06/18/25	$23,400,000	-	-	-
3.208%	3-Month ILS-TELBOR	A/Q	LCH	03/15/28	ILS 37,400,000	230,200	160,456	69,744
8.763%	28-Day MXN TIIE	L/L	LCH	12/08/32	MXN 50,800,000	(66,705)	(70,116)	3,411

						$918,511	$104,332	$814,179

Total Interest Rate Swaps						$373,471	(642,130)	1,015,601

Total Swap Agreements						$374,120	($540,685)	$914,805

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$76,057,232	$-	$76,057,232	$-
	Convertible Corporate Bonds & Notes	2,087,800	-	2,087,800	-
	Foreign Government Bonds & Notes	126,779,600	-	126,779,600	-
	Short-Term Investments	12,942,156	-	12,942,156	-
	Derivatives:
	Credit Contracts
	Swaps	428,359	-	428,359	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	366,748	-	366,748	-
	Interest Rate Contracts
	Swaps	1,311,356	-	1,311,356	-

	Total Interest Rate Contracts	1,311,356	-	1,311,356	-

	Total Asset - Derivatives	2,106,463	-	2,106,463	-

	Total Assets	219,973,251	-	219,973,251	-

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(529,155)	-	(529,155)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,297,477)	-	(1,297,477)	-
	Interest Rate Contracts
	Futures	(89,642)	(89,642)	-	-
	Swaps	(295,755)	-	(295,755)	-

	Total Interest Rate Contracts	(385,397)	(89,642)	(295,755)	-

	Total Liabilities - Derivatives	(2,212,029)	(89,642)	(2,122,387)	-

	Total Liabilities	(2,212,029)	(89,642)	(2,122,387)	-

	Total	$217,761,222	($89,642)	$217,850,864	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%
Consumer, Cyclical - 0.3%
Dr Ing hc F Porsche AG *	40,050	$5,140,384

Total Preferred Stocks (Cost $3,348,050)		5,140,384

COMMON STOCKS - 96.0%
Basic Materials - 3.3%
Air Products & Chemicals, Inc.	25,337	7,277,040
Linde PLC	48,194	17,130,075
Nutrien Ltd. (Canada)	98,351	7,263,221
RPM International, Inc.	53,824	4,695,606
Sherwin-Williams Co.	46,741	10,505,975

		46,871,917

Communications - 0.8%
Walt Disney Co. *	116,990	11,714,209

Consumer, Cyclical - 10.3%
Costco Wholesale Corp.	14,760	7,333,801
Cummins, Inc.	29,181	6,970,757
Dollar General Corp.	87,403	18,394,835
Hilton Worldwide Holdings, Inc.	109,016	15,357,084
Home Depot, Inc.	56,169	16,576,595
Las Vegas Sands Corp. *	122,795	7,054,573
Marriott International, Inc. Class A	18,969	3,149,613
McDonald’s Corp.	59,505	16,638,193
NIKE, Inc. Class B	75,406	9,247,792
Ross Stores, Inc.	178,228	18,915,337
Tractor Supply Co.	24,566	5,773,993
Walmart, Inc.	85,597	12,621,278
Yum! Brands, Inc.	64,228	8,483,234

		146,517,085

Consumer, Non-Cyclical - 26.6%
AbbVie, Inc.	126,044	20,087,632
AstraZeneca PLC ADR (United Kingdom)	256,552	17,807,274
Automatic Data Processing, Inc.	35,665	7,940,099
Avery Dennison Corp.	64,906	11,613,631
Becton Dickinson & Co.	76,981	19,055,877
Cigna Group	27,753	7,091,724
Coca-Cola Co.	286,333	17,761,236
Colgate-Palmolive Co.	50,583	3,801,312
Constellation Brands, Inc. Class A	37,475	8,465,228
Danaher Corp.	89,097	22,456,008
Diageo PLC (United Kingdom)	161,949	7,227,723
Elevance Health, Inc.	24,948	11,471,340
Eli Lilly & Co.	43,631	14,983,758
Equifax, Inc.	29,451	5,973,841
GE HealthCare Technologies, Inc. *	92,103	7,555,209
Johnson & Johnson	89,804	13,919,620
Keurig Dr Pepper, Inc.	113,119	3,990,838
McKesson Corp.	43,957	15,650,890
Medtronic PLC	47,068	3,794,622
Mondelez International, Inc. Class A	290,834	20,276,946
Nestle SA	53,309	6,499,993
PepsiCo, Inc.	101,212	18,450,948
Philip Morris International, Inc.	190,014	18,478,862
S&P Global, Inc.	19,904	6,862,302
Stryker Corp.	58,784	16,781,068
Thermo Fisher Scientific, Inc.	42,781	24,657,685
UnitedHealth Group, Inc.	68,971	32,595,005

	Shares	Value
Zoetis, Inc.	76,556	$ 12,741,981

		377,992,652

Energy - 2.7%
EOG Resources, Inc.	118,439	13,576,663
Exxon Mobil Corp.	163,071	17,882,366
TotalEnergies SE (France)	119,815	7,064,732

		38,523,761

Financial - 17.4%
American Express Co.	61,646	10,168,508
American Tower Corp. REIT	72,875	14,891,278
Aon PLC Class A	43,009	13,560,308
Bank of America Corp.	536,789	15,352,165
Charles Schwab Corp.	212,967	11,155,211
Chubb Ltd.	121,220	23,538,500
CME Group, Inc.	19,101	3,658,224
Crown Castle, Inc. REIT	12,270	1,642,217
Equity Residential REIT	250,306	15,018,360
Goldman Sachs Group, Inc.	20,159	6,594,210
Hartford Financial Services Group, Inc.	120,784	8,417,437
JPMorgan Chase & Co.	185,808	24,212,640
Marsh & McLennan Cos., Inc.	146,910	24,467,861
Morgan Stanley	175,665	15,423,387
Progressive Corp.	62,638	8,960,992
Rexford Industrial Realty, Inc. REIT	141,188	8,421,864
Visa, Inc. Class A	124,350	28,035,951
Wells Fargo & Co.	335,127	12,527,047

		246,046,160

Industrial - 14.2%
Agilent Technologies, Inc.	101,172	13,996,134
Amphenol Corp. Class A	130,501	10,664,542
Ball Corp.	141,988	7,824,959
General Electric Co.	216,695	20,716,042
Honeywell International, Inc.	97,291	18,594,256
Howmet Aerospace, Inc.	194,205	8,228,466
Illinois Tool Works, Inc.	43,044	10,479,062
JB Hunt Transport Services, Inc.	43,228	7,584,785
Northrop Grumman Corp.	30,674	14,162,799
Old Dominion Freight Line, Inc.	25,403	8,658,358
Otis Worldwide Corp.	78,647	6,637,807
Schneider Electric SE	47,012	7,856,823
Stanley Black & Decker, Inc.	79,234	6,384,676
TE Connectivity Ltd.	92,911	12,185,277
Trane Technologies PLC	44,354	8,160,249
Union Pacific Corp.	79,170	15,933,754
United Parcel Service, Inc. Class B	45,115	8,751,859
Waste Connections, Inc.	106,426	14,800,664

		201,620,512

Technology - 17.4%
Accenture PLC Class A	88,994	25,435,375
Apple, Inc.	345,740	57,012,526
Applied Materials, Inc.	81,731	10,039,019
Broadridge Financial Solutions, Inc.	82,987	12,163,405
Fidelity National Information Services, Inc.	89,819	4,879,866
KLA Corp.	24,760	9,883,449
Microchip Technology, Inc.	98,686	8,267,913
Microsoft Corp.	253,615	73,117,204
QUALCOMM, Inc.	35,197	4,490,433
Roper Technologies, Inc.	46,552	20,515,001
Texas Instruments, Inc.	111,394	20,720,398

		246,524,589

Utilities - 3.3%
Ameren Corp.	167,367	14,458,835
Atmos Energy Corp.	68,379	7,683,065
CMS Energy Corp.	185,723	11,399,678

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
NextEra Energy, Inc.	54,605	$4,208,953
WEC Energy Group, Inc.	91,809	8,702,575

		46,453,106

Total Common Stocks (Cost $1,004,024,932)		1,362,263,991

	Principal Amount
SHORT-TERM INVESTMENT - 3.7%
Repurchase Agreement - 3.7%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $51,958,885; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $52,978,457)	$51,939,624	51,939,624

Total Short-Term Investment (Cost $51,939,624)		51,939,624

TOTAL INVESTMENTS - 100.0% (Cost $1,059,312,606)		1,419,343,999

OTHER ASSETS & LIABILITIES, NET - 0.0%		239,251

NET ASSETS - 100.0%		$1,419,583,250

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$5,140,384	$-	$5,140,384	$-
	Common Stocks
	Basic Materials	46,871,917	46,871,917	-	-
	Communications	11,714,209	11,714,209	-	-
	Consumer, Cyclical	146,517,085	146,517,085	-	-
	Consumer, Non-Cyclical	377,992,652	364,264,936	13,727,716	-
	Energy	38,523,761	31,459,029	7,064,732	-
	Financial	246,046,160	246,046,160	-	-
	Industrial	201,620,512	193,763,689	7,856,823	-
	Technology	246,524,589	246,524,589	-	-
	Utilities	46,453,106	46,453,106	-	-

	Total Common Stocks	1,362,263,991	1,333,614,720	28,649,271	-

	Short-Term Investment	51,939,624	-	51,939,624	-

	Total	$1,419,343,999	$1,333,614,720	$85,729,279	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Basic Materials - 2.2%
Air Products & Chemicals, Inc.	25,654	$7,368,085
Albemarle Corp.	13,583	3,002,386
Celanese Corp.	10,995	1,197,246
CF Industries Holdings, Inc.	22,841	1,655,744
Dow, Inc.	82,005	4,495,514
DuPont de Nemours, Inc.	55,458	3,980,221
Eastman Chemical Co.	14,195	1,197,206
Ecolab, Inc.	28,625	4,738,296
FMC Corp.	14,448	1,764,534
Freeport-McMoRan, Inc.	165,109	6,754,609
International Flavors & Fragrances, Inc.	29,169	2,682,381
International Paper Co.	42,181	1,521,047
Linde PLC	56,895	20,222,759
LyondellBasell Industries NV Class A	28,992	2,722,059
Mosaic Co.	40,519	1,859,012
Newmont Corp.	91,689	4,494,595
Nucor Corp.	29,232	4,515,467
PPG Industries, Inc.	27,149	3,626,563
Sherwin-Williams Co.	27,241	6,122,960
Steel Dynamics, Inc.	18,798	2,125,302

		86,045,986

Communications - 12.1%
Alphabet, Inc. Class A *	688,010	71,367,277
Alphabet, Inc. Class C *	599,775	62,376,600
Amazon.com, Inc. *	1,029,834	106,371,554
Arista Networks, Inc. *	28,592	4,799,453
AT&T, Inc.	823,394	15,850,335
Booking Holdings, Inc. *	4,488	11,904,016
CDW Corp.	15,320	2,985,715
Charter Communications, Inc. Class A *	12,544	4,485,860
Cisco Systems, Inc.	474,550	24,807,101
Comcast Corp. Class A	486,186	18,431,311
Corning, Inc.	87,934	3,102,312
DISH Network Corp. Class A *	24,949	232,774
eBay, Inc.	62,933	2,792,337
Etsy, Inc. *	14,276	1,589,347
Expedia Group, Inc. *	17,141	1,663,191
F5, Inc. *	7,043	1,026,095
FactSet Research Systems, Inc.	4,457	1,850,056
Fox Corp. Class A	34,199	1,164,476
Fox Corp. Class B	14,368	449,862
Gen Digital, Inc.	65,904	1,130,913
Interpublic Group of Cos., Inc.	45,604	1,698,293
Juniper Networks, Inc.	36,259	1,248,035
Match Group, Inc. *	33,559	1,288,330
Meta Platforms, Inc. Class A *	257,110	54,491,893
Motorola Solutions, Inc.	19,315	5,526,601
Netflix, Inc. *	51,444	17,772,873
News Corp. Class A	44,294	764,957
News Corp. Class B	11,270	196,436
Omnicom Group, Inc.	22,852	2,155,858
Paramount Global Class B	61,474	1,371,485
T-Mobile US, Inc. *	68,420	9,909,953
VeriSign, Inc. *	10,715	2,264,401
Verizon Communications, Inc.	485,152	18,867,561
Walt Disney Co. *	211,025	21,129,933
Warner Bros Discovery, Inc. *	257,915	3,894,517

		480,961,711

Consumer, Cyclical - 9.4%
Advance Auto Parts, Inc.	6,813	828,529
Alaska Air Group, Inc. *	13,969	586,139
American Airlines Group, Inc. *	73,874	1,089,641
Aptiv PLC *	31,299	3,511,435

	Shares	Value
AutoZone, Inc. *	2,217	$5,449,719
Bath & Body Works, Inc.	27,606	1,009,827
Best Buy Co., Inc.	22,158	1,734,307
BorgWarner, Inc.	27,071	1,329,457
Caesars Entertainment, Inc. *	25,691	1,253,978
CarMax, Inc. *	17,570	1,129,400
Carnival Corp. *	121,389	1,232,098
Chipotle Mexican Grill, Inc. *	3,193	5,454,570
Copart, Inc. *	49,518	3,724,249
Costco Wholesale Corp.	51,258	25,468,562
Cummins, Inc.	16,322	3,898,999
Darden Restaurants, Inc.	13,788	2,139,346
Delta Air Lines, Inc. *	75,520	2,637,158
Dollar General Corp.	25,560	5,379,358
Dollar Tree, Inc. *	24,023	3,448,502
Domino’s Pizza, Inc.	4,229	1,395,020
DR Horton, Inc.	35,921	3,509,122
Fastenal Co.	65,940	3,556,804
Ford Motor Co.	452,281	5,698,741
General Motors Co.	163,370	5,992,412
Genuine Parts Co.	16,283	2,724,309
Hasbro, Inc.	15,081	809,699
Hilton Worldwide Holdings, Inc.	30,919	4,355,560
Home Depot, Inc.	117,732	34,745,068
Las Vegas Sands Corp. *	37,334	2,144,838
Lennar Corp. Class A	29,547	3,105,685
Live Nation Entertainment, Inc. *	16,213	1,134,910
LKQ Corp.	29,051	1,648,935
Lowe’s Cos., Inc.	69,953	13,988,501
Marriott International, Inc. Class A	31,027	5,151,723
McDonald’s Corp.	84,606	23,656,684
MGM Resorts International	35,988	1,598,587
Newell Brands, Inc.	39,580	492,375
NIKE, Inc. Class B	143,894	17,647,160
Norwegian Cruise Line Holdings Ltd. *	48,659	654,464
NVR, Inc. *	359	2,000,416
O’Reilly Automotive, Inc. *	7,175	6,091,431
PACCAR, Inc.	60,884	4,456,709
Pool Corp.	4,427	1,515,982
PulteGroup, Inc.	25,006	1,457,350
Ralph Lauren Corp.	4,766	556,049
Ross Stores, Inc.	39,127	4,152,549
Royal Caribbean Cruises Ltd. *	24,428	1,595,148
Southwest Airlines Co.	67,815	2,206,700
Starbucks Corp.	132,762	13,824,507
Tapestry, Inc.	28,065	1,209,882
Target Corp.	53,173	8,807,044
Tesla, Inc. *	310,677	64,453,050
TJX Cos., Inc.	133,479	10,459,414
Tractor Supply Co.	12,539	2,947,167
Ulta Beauty, Inc. *	5,951	3,247,282
United Airlines Holdings, Inc. *	38,529	1,704,908
VF Corp.	36,418	834,336
Walgreens Boots Alliance, Inc.	81,786	2,828,160
Walmart, Inc.	161,992	23,885,720
Whirlpool Corp.	6,457	852,453
WW Grainger, Inc.	5,212	3,590,078
Wynn Resorts Ltd. *	12,045	1,347,956
Yum! Brands, Inc.	31,925	4,216,654

		373,556,816

Consumer, Non-Cyclical - 21.3%
Abbott Laboratories	201,410	20,394,777
AbbVie, Inc.	204,287	32,557,219
Align Technology, Inc. *	8,494	2,838,185
Altria Group, Inc.	206,257	9,203,187
AmerisourceBergen Corp.	18,691	2,992,616
Amgen, Inc.	61,683	14,911,865
Archer-Daniels-Midland Co.	63,147	5,030,290
Automatic Data Processing, Inc.	47,864	10,655,962
Avery Dennison Corp.	9,367	1,676,037

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Baxter International, Inc.	57,089	$2,315,530
Becton Dickinson & Co.	32,795	8,118,074
Bio-Rad Laboratories, Inc. Class A *	2,591	1,241,141
Bio-Techne Corp.	17,632	1,308,118
Biogen, Inc. *	16,379	4,553,853
Boston Scientific Corp. *	165,454	8,277,664
Bristol-Myers Squibb Co.	245,604	17,022,813
Brown-Forman Corp. Class B	20,644	1,326,790
Bunge Ltd.	16,867	1,611,136
Campbell Soup Co.	22,767	1,251,730
Cardinal Health, Inc.	30,561	2,307,356
Catalent, Inc. *	21,035	1,382,210
Centene Corp. *	64,382	4,069,586
Charles River Laboratories International, Inc. *	5,633	1,136,852
Church & Dwight Co., Inc.	27,868	2,463,810
Cigna Group	34,263	8,755,224
Cintas Corp.	10,009	4,630,964
Clorox Co.	14,269	2,257,927
Coca-Cola Co.	449,593	27,888,254
Colgate-Palmolive Co.	96,480	7,250,472
Conagra Brands, Inc.	54,974	2,064,823
Constellation Brands, Inc. Class A	18,755	4,236,567
Cooper Cos., Inc.	5,567	2,078,495
Corteva, Inc.	82,902	4,999,820
CoStar Group, Inc. *	46,979	3,234,504
CVS Health Corp.	147,457	10,957,530
Danaher Corp.	75,717	19,083,713
DaVita, Inc. *	6,693	542,869
Dentsply Sirona, Inc.	24,679	969,391
Dexcom, Inc. *	44,330	5,150,259
Edwards Lifesciences Corp. *	71,571	5,921,069
Elevance Health, Inc.	27,588	12,685,238
Eli Lilly & Co.	91,101	31,285,905
Equifax, Inc.	14,004	2,840,571
Estee Lauder Cos., Inc. Class A	26,762	6,595,763
FleetCor Technologies, Inc. *	8,377	1,766,290
Gartner, Inc. *	9,128	2,973,629
GE HealthCare Technologies, Inc. *	42,409	3,478,810
General Mills, Inc.	68,354	5,841,533
Gilead Sciences, Inc.	144,048	11,951,663
Global Payments, Inc.	31,502	3,315,270
HCA Healthcare, Inc.	24,285	6,403,469
Henry Schein, Inc. *	15,796	1,288,006
Hershey Co.	17,014	4,328,532
Hologic, Inc. *	28,928	2,334,490
Hormel Foods Corp.	32,734	1,305,432
Humana, Inc.	14,437	7,008,586
IDEXX Laboratories, Inc. *	9,491	4,746,259
Illumina, Inc. *	18,171	4,225,666
Incyte Corp. *	21,164	1,529,522
Insulet Corp. *	8,185	2,610,688
Intuitive Surgical, Inc. *	40,585	10,368,250
IQVIA Holdings, Inc. *	21,451	4,266,389
J M Smucker Co.	12,294	1,934,707
Johnson & Johnson	302,013	46,812,015
Kellogg Co.	30,273	2,027,080
Keurig Dr Pepper, Inc.	96,540	3,405,931
Kimberly-Clark Corp.	38,987	5,232,835
Kraft Heinz Co.	91,974	3,556,635
Kroger Co.	75,247	3,714,944
Laboratory Corp. of America Holdings	10,118	2,321,272
Lamb Weston Holdings, Inc.	16,937	1,770,255
MarketAxess Holdings, Inc.	4,303	1,683,721
McCormick & Co., Inc.	28,263	2,351,764
McKesson Corp.	16,218	5,774,419
Medtronic PLC	153,656	12,387,747
Merck & Co., Inc.	292,878	31,159,290
Moderna, Inc. *	37,860	5,814,539
Molina Healthcare, Inc. *	6,909	1,848,088
Molson Coors Beverage Co. Class B	22,107	1,142,490
Mondelez International, Inc. Class A	157,483	10,979,715
Monster Beverage Corp. *	87,994	4,752,556

	Shares	Value
Moody’s Corp.	18,200	$5,569,564
Organon & Co.	28,657	674,013
PayPal Holdings, Inc. *	130,152	9,883,743
PepsiCo, Inc.	159,094	29,002,836
PerkinElmer, Inc.	14,933	1,989,972
Pfizer, Inc.	648,425	26,455,740
Philip Morris International, Inc.	179,076	17,415,141
Procter & Gamble Co.	272,518	40,520,701
Quanta Services, Inc.	16,274	2,711,899
Quest Diagnostics, Inc.	12,931	1,829,478
Regeneron Pharmaceuticals, Inc. *	12,419	10,204,320
ResMed, Inc.	17,132	3,751,737
Robert Half International, Inc.	12,427	1,001,243
Rollins, Inc.	27,278	1,023,743
S&P Global, Inc.	38,028	13,110,914
STERIS PLC	11,737	2,245,053
Stryker Corp.	38,947	11,118,200
Sysco Corp.	58,984	4,555,334
Teleflex, Inc.	5,288	1,339,503
Thermo Fisher Scientific, Inc.	45,305	26,112,443
Tyson Foods, Inc. Class A	32,118	1,905,240
United Rentals, Inc.	8,043	3,183,098
UnitedHealth Group, Inc.	107,932	51,007,584
Universal Health Services, Inc. Class B	7,429	944,226
Verisk Analytics, Inc.	17,816	3,418,178
Vertex Pharmaceuticals, Inc. *	29,698	9,356,949
Viatris, Inc.	136,711	1,315,160
Waters Corp. *	7,035	2,178,247
West Pharmaceutical Services, Inc.	8,531	2,955,736
Zimmer Biomet Holdings, Inc.	23,807	3,075,864
Zoetis, Inc.	53,839	8,960,963

		849,305,468

Energy - 4.8%
APA Corp.	37,604	1,356,000
Baker Hughes Co.	116,759	3,369,665
Chevron Corp.	205,496	33,528,727
ConocoPhillips	141,553	14,043,473
Coterra Energy, Inc.	89,891	2,205,925
Devon Energy Corp.	75,961	3,844,386
Diamondback Energy, Inc.	21,229	2,869,524
Enphase Energy, Inc. *	15,774	3,316,957
EOG Resources, Inc.	67,853	7,777,989
EQT Corp.	41,200	1,314,692
Exxon Mobil Corp.	475,693	52,164,494
First Solar, Inc. *	11,722	2,549,535
Halliburton Co.	104,435	3,304,323
Hess Corp.	32,053	4,241,894
Kinder Morgan, Inc.	228,518	4,001,350
Marathon Oil Corp.	74,736	1,790,675
Marathon Petroleum Corp.	52,818	7,121,451
Occidental Petroleum Corp.	83,686	5,224,517
ONEOK, Inc.	50,686	3,220,589
Phillips 66	53,827	5,456,981
Pioneer Natural Resources Co.	27,446	5,605,571
Schlumberger NV	164,054	8,055,052
SolarEdge Technologies, Inc. *	6,567	1,996,040
Targa Resources Corp.	26,814	1,956,081
Valero Energy Corp.	43,455	6,066,318
Williams Cos., Inc.	141,386	4,221,786

		190,603,995

Financial - 14.0%
Aflac, Inc.	65,171	4,204,833
Alexandria Real Estate Equities, Inc. REIT	18,195	2,285,110
Allstate Corp.	30,219	3,348,567
American Express Co.	68,773	11,344,106
American International Group, Inc.	83,873	4,223,844
American Tower Corp. REIT	53,785	10,990,427
Ameriprise Financial, Inc.	12,318	3,775,467
Aon PLC Class A	23,658	7,459,131

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Arch Capital Group Ltd. *	43,160	$2,929,269
Arthur J Gallagher & Co.	24,500	4,687,095
Assurant, Inc.	5,817	698,447
AvalonBay Communities, Inc. REIT	16,004	2,689,632
Bank of America Corp.	806,242	23,058,521
Bank of New York Mellon Corp.	84,966	3,860,855
Berkshire Hathaway, Inc. Class B *	208,127	64,263,374
BlackRock, Inc.	17,299	11,575,107
Boston Properties, Inc. REIT	15,602	844,380
Brown & Brown, Inc.	26,420	1,517,036
Camden Property Trust REIT	12,249	1,284,185
Capital One Financial Corp.	44,154	4,245,849
Cboe Global Markets, Inc.	11,891	1,596,248
CBRE Group, Inc. Class A *	36,618	2,666,157
Charles Schwab Corp.	176,197	9,229,199
Chubb Ltd.	47,945	9,309,960
Cincinnati Financial Corp.	17,742	1,988,523
Citigroup, Inc.	223,737	10,491,028
Citizens Financial Group, Inc.	58,508	1,776,888
CME Group, Inc.	41,554	7,958,422
Comerica, Inc.	16,559	718,992
Crown Castle, Inc. REIT	50,018	6,694,409
Digital Realty Trust, Inc. REIT	33,403	3,283,849
Discover Financial Services	31,250	3,088,750
Equinix, Inc. REIT	10,690	7,707,918
Equity Residential REIT	39,346	2,360,760
Essex Property Trust, Inc. REIT	7,361	1,539,480
Everest Re Group Ltd.	4,671	1,672,311
Extra Space Storage, Inc. REIT	15,508	2,526,719
Federal Realty Investment Trust REIT	8,328	823,056
Fifth Third Bancorp	77,136	2,054,903
First Republic Bank	20,463	286,277
Franklin Resources, Inc.	31,577	850,684
Globe Life, Inc.	10,410	1,145,308
Goldman Sachs Group, Inc.	39,118	12,795,889
Hartford Financial Services Group, Inc.	36,853	2,568,286
Healthpeak Properties, Inc. REIT	61,010	1,340,390
Host Hotels & Resorts, Inc. REIT	83,118	1,370,616
Huntington Bancshares, Inc.	169,115	1,894,088
Intercontinental Exchange, Inc.	64,556	6,732,545
Invesco Ltd.	50,174	822,854
Invitation Homes, Inc. REIT	67,588	2,110,773
Iron Mountain, Inc. REIT	33,579	1,776,665
JPMorgan Chase & Co.	338,830	44,152,937
KeyCorp	103,882	1,300,603
Kimco Realty Corp. REIT	74,038	1,445,962
Lincoln National Corp.	18,100	406,707
Loews Corp.	22,736	1,319,143
M&T Bank Corp.	19,815	2,369,280
Marsh & McLennan Cos., Inc.	57,180	9,523,329
Mastercard, Inc. Class A	97,463	35,419,029
MetLife, Inc.	75,462	4,372,268
Mid-America Apartment Communities, Inc. REIT	13,739	2,075,139
Morgan Stanley	150,583	13,221,187
Nasdaq, Inc.	38,864	2,124,695
Northern Trust Corp.	23,614	2,081,102
PNC Financial Services Group, Inc.	45,984	5,844,566
Principal Financial Group, Inc.	25,167	1,870,412
Progressive Corp.	67,565	9,665,849
Prologis, Inc. REIT	106,630	13,304,225
Prudential Financial, Inc.	41,373	3,423,202
Public Storage REIT	18,260	5,517,076
Raymond James Financial, Inc.	21,934	2,045,784
Realty Income Corp. REIT	72,446	4,587,281
Regency Centers Corp. REIT	17,121	1,047,463
Regions Financial Corp.	108,560	2,014,874
SBA Communications Corp. REIT	12,484	3,259,198
Simon Property Group, Inc. REIT	37,767	4,228,771
State Street Corp.	40,333	3,052,805
Synchrony Financial	54,639	1,588,902
T Rowe Price Group, Inc.	25,299	2,856,257
Travelers Cos., Inc.	27,010	4,629,784

	Shares	Value
Truist Financial Corp.	153,973	$5,250,479
UDR, Inc. REIT	36,922	1,516,017
US Bancorp	160,937	5,801,779
Ventas, Inc. REIT	46,222	2,003,724
VICI Properties, Inc. REIT	115,942	3,782,028
Visa, Inc. Class A	187,707	42,320,420
W R Berkley Corp.	23,655	1,472,760
Wells Fargo & Co.	440,171	16,453,592
Welltower, Inc. REIT	54,583	3,913,055
Weyerhaeuser Co. REIT	85,974	2,590,397
Willis Towers Watson PLC	12,490	2,902,426
Zions Bancorp NA	17,603	526,858

		557,748,547

Industrial - 8.0%
3M Co.	63,591	6,684,050
Agilent Technologies, Inc.	34,453	4,766,228
Allegion PLC	10,056	1,073,277
Amcor PLC	175,394	1,995,984
AMETEK, Inc.	26,529	3,855,460
Amphenol Corp. Class A	68,686	5,613,020
AO Smith Corp.	14,802	1,023,558
Ball Corp.	35,791	1,972,442
Boeing Co. *	64,960	13,799,453
Carrier Global Corp.	95,845	4,384,909
Caterpillar, Inc.	60,115	13,756,717
CH Robinson Worldwide, Inc.	13,856	1,376,871
CSX Corp.	243,524	7,291,109
Deere & Co.	31,323	12,932,640
Dover Corp.	16,269	2,471,912
Eaton Corp. PLC	45,941	7,871,531
Emerson Electric Co.	66,488	5,793,764
Expeditors International of Washington, Inc.	18,108	1,994,053
FedEx Corp.	26,899	6,146,153
Fortive Corp.	40,754	2,778,200
Garmin Ltd.	17,915	1,807,982
Generac Holdings, Inc. *	7,119	768,923
General Dynamics Corp.	25,995	5,932,319
General Electric Co.	125,830	12,029,348
Honeywell International, Inc.	77,181	14,750,833
Howmet Aerospace, Inc.	43,244	1,832,248
Huntington Ingalls Industries, Inc.	4,604	953,120
IDEX Corp.	8,858	2,046,464
Illinois Tool Works, Inc.	32,068	7,806,955
Ingersoll Rand, Inc.	45,835	2,666,680
Jacobs Solutions, Inc.	14,550	1,709,770
JB Hunt Transport Services, Inc.	9,458	1,659,501
Johnson Controls International PLC	79,929	4,813,324
Keysight Technologies, Inc. *	20,360	3,287,733
L3Harris Technologies, Inc.	22,119	4,340,633
Lockheed Martin Corp.	26,563	12,557,127
Martin Marietta Materials, Inc.	7,051	2,503,528
Masco Corp.	26,949	1,339,904
Mettler-Toledo International, Inc. *	2,573	3,937,230
Mohawk Industries, Inc. *	5,906	591,899
Nordson Corp.	5,993	1,332,004
Norfolk Southern Corp.	26,185	5,551,220
Northrop Grumman Corp.	16,619	7,673,325
Old Dominion Freight Line, Inc.	10,422	3,552,234
Otis Worldwide Corp.	47,924	4,044,786
Packaging Corp. of America	10,504	1,458,270
Parker-Hannifin Corp.	14,870	4,997,956
Pentair PLC	18,808	1,039,518
Raytheon Technologies Corp.	169,225	16,572,204
Republic Services, Inc.	23,790	3,216,884
Rockwell Automation, Inc.	13,259	3,890,854
Sealed Air Corp.	16,000	734,560
Snap-on, Inc.	6,242	1,541,087
Stanley Black & Decker, Inc.	16,912	1,362,769
TE Connectivity Ltd.	36,570	4,796,155
Teledyne Technologies, Inc. *	5,427	2,427,823

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Textron, Inc.	24,771	$1,749,576
Trane Technologies PLC	26,237	4,827,083
TransDigm Group, Inc.	5,992	4,416,404
Trimble, Inc. *	28,669	1,502,829
Union Pacific Corp.	70,798	14,248,805
United Parcel Service, Inc. Class B	84,306	16,354,521
Vulcan Materials Co.	15,124	2,594,673
Waste Management, Inc.	42,485	6,932,277
Westinghouse Air Brake Technologies Corp.	21,313	2,153,892
Westrock Co.	31,377	956,057
Xylem, Inc.	20,402	2,136,089

		316,980,707

Technology - 25.1%
Accenture PLC Class A	72,745	20,791,249
Activision Blizzard, Inc.	82,269	7,041,404
Adobe, Inc. *	52,895	20,384,146
Advanced Micro Devices, Inc. *	186,252	18,254,559
Akamai Technologies, Inc. *	18,882	1,478,461
Analog Devices, Inc.	58,372	11,512,126
ANSYS, Inc. *	9,838	3,274,086
Apple, Inc.	1,718,019	283,301,333
Applied Materials, Inc.	97,196	11,938,585
Autodesk, Inc. *	25,050	5,214,408
Broadcom, Inc.	48,272	30,968,419
Broadridge Financial Solutions, Inc.	13,944	2,043,772
Cadence Design Systems, Inc. *	31,688	6,657,332
Ceridian HCM Holding, Inc. *	17,149	1,255,650
Cognizant Technology Solutions Corp. Class A	58,586	3,569,645
DXC Technology Co. *	27,250	696,510
Electronic Arts, Inc.	29,986	3,611,814
EPAM Systems, Inc. *	6,682	1,997,918
Fair Isaac Corp. *	2,906	2,042,017
Fidelity National Information Services, Inc.	68,619	3,728,070
Fiserv, Inc. *	73,356	8,291,429
Fortinet, Inc. *	75,410	5,011,749
Hewlett Packard Enterprise Co.	147,770	2,353,976
HP, Inc.	100,376	2,946,036
Intel Corp.	477,888	15,612,601
International Business Machines Corp.	104,441	13,691,171
Intuit, Inc.	32,451	14,467,629
Jack Henry & Associates, Inc.	8,352	1,258,813
KLA Corp.	16,007	6,389,514
Lam Research Corp.	15,587	8,262,980
Leidos Holdings, Inc.	16,405	1,510,244
Microchip Technology, Inc.	63,279	5,301,515
Micron Technology, Inc.	124,856	7,533,811
Microsoft Corp.	859,875	247,901,963
Monolithic Power Systems, Inc.	5,170	2,587,792
MSCI, Inc.	9,152	5,122,283
NetApp, Inc.	25,211	1,609,722
NVIDIA Corp.	284,168	78,933,345
NXP Semiconductors NV (China)	29,750	5,547,631
ON Semiconductor Corp. *	50,019	4,117,564
Oracle Corp.	177,532	16,496,273
Paychex, Inc.	37,377	4,283,030
Paycom Software, Inc. *	5,716	1,737,721
PTC, Inc. *	11,906	1,526,706
Qorvo, Inc. *	12,111	1,230,114
QUALCOMM, Inc.	128,800	16,432,304
Roper Technologies, Inc.	12,251	5,398,893
Salesforce, Inc. *	115,515	23,077,587
Seagate Technology Holdings PLC	21,636	1,430,572
ServiceNow, Inc. *	23,450	10,897,684
Skyworks Solutions, Inc.	18,644	2,199,619
Synopsys, Inc. *	17,607	6,800,704
Take-Two Interactive Software, Inc. *	18,803	2,243,198
Teradyne, Inc.	18,041	1,939,588
Texas Instruments, Inc.	104,681	19,471,713
Tyler Technologies, Inc. *	4,946	1,754,049
Western Digital Corp. *	37,898	1,427,618
Zebra Technologies Corp. Class A *	5,848	1,859,664

		998,420,309

	Shares	Value
Utilities - 2.9%
AES Corp.	75,668	$1,822,085
Alliant Energy Corp.	28,136	1,502,462
Ameren Corp.	29,641	2,560,686
American Electric Power Co., Inc.	59,359	5,401,075
American Water Works Co., Inc.	22,291	3,265,409
Atmos Energy Corp.	16,538	1,858,210
CenterPoint Energy, Inc.	71,434	2,104,446
CMS Energy Corp.	34,342	2,107,912
Consolidated Edison, Inc.	41,459	3,966,383
Constellation Energy Corp.	37,176	2,918,316
Dominion Energy, Inc.	96,256	5,381,673
DTE Energy Co.	21,893	2,398,159
Duke Energy Corp.	88,947	8,580,717
Edison International	43,214	3,050,476
Entergy Corp.	23,801	2,564,320
Evergy, Inc.	25,703	1,570,967
Eversource Energy	40,278	3,152,156
Exelon Corp.	114,793	4,808,679
FirstEnergy Corp.	62,744	2,513,525
NextEra Energy, Inc.	229,548	17,693,560
NiSource, Inc.	46,075	1,288,257
NRG Energy, Inc.	27,231	933,751
PG&E Corp. *	186,482	3,015,414
Pinnacle West Capital Corp.	13,040	1,033,290
PPL Corp.	86,766	2,411,227
Public Service Enterprise Group, Inc.	57,772	3,607,861
Sempra Energy	36,419	5,505,096
Southern Co.	125,759	8,750,311
WEC Energy Group, Inc.	35,918	3,404,667
Xcel Energy, Inc.	63,216	4,263,287

		113,434,377

Total Common Stocks (Cost $2,360,374,626)		3,967,057,916

	Principal Amount
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $9,608,410; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $9,796,989)	$9,604,848	9,604,848

Total Short-Term Investment (Cost $9,604,848)		9,604,848

TOTAL INVESTMENTS - 100.0% (Cost $2,369,979,474)		3,976,662,764

DERIVATIVES - 0.0%		579,257

OTHER ASSETS & LIABILITIES, NET - 0.0%		1,286,058

NET ASSETS - 100.0%		$3,978,528,079

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/23	58	$11,420,218	$11,999,475	$579,257

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$3,967,057,916	$3,967,057,916	$-	$-
	Short-Term Investment	9,604,848	-	9,604,848	-
	Derivatives:
	Equity Contracts Futures	579,257	579,257	-	-

	Total	$3,977,242,021	$3,967,637,173	$9,604,848	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Basic Materials - 3.9%
Freeport-McMoRan, Inc.	278,277	$11,384,312
Linde PLC	52,051	18,501,007
Sherwin-Williams Co.	48,005	10,790,084

		40,675,403

Communications - 12.2%
Alphabet, Inc. Class C *	216,346	22,499,984
Amazon.com, Inc. *	548,226	56,626,263
Booking Holdings, Inc. *	10,043	26,638,154
Meta Platforms, Inc. Class A *	98,707	20,919,962

		126,684,363

Consumer, Cyclical - 9.7%
Caesars Entertainment, Inc. *	216,740	10,579,079
Core & Main, Inc. Class A *	1,231,121	28,438,895
LVMH Moet Hennessy Louis Vuitton SE (France)	24,059	22,083,956
NIKE, Inc. Class B	109,557	13,436,071
Rivian Automotive, Inc. Class A *	192,099	2,973,693
TJX Cos., Inc.	305,448	23,934,905

		101,446,599

Consumer, Non-Cyclical - 15.6%
AbbVie, Inc.	203,998	32,511,161
Apellis Pharmaceuticals, Inc. *	122,123	8,055,233
Argenx SE ADR * (Netherlands)	15,294	5,698,239
CoStar Group, Inc. *	420,851	28,975,591
Danaher Corp.	82,941	20,904,450
Horizon Therapeutics PLC *	280,396	30,602,419
Illumina, Inc. *	82,639	19,217,699
Teleflex, Inc.	63,370	16,052,255

		162,017,047

Financial - 10.2%
American Tower Corp. REIT	129,558	26,473,882
Charles Schwab Corp.	176,313	9,235,275
Cullen/Frost Bankers, Inc.	126,584	13,334,358
Mastercard, Inc. Class A	85,190	30,958,898
Visa, Inc. Class A	114,280	25,765,569

		105,767,982

Industrial - 8.8%
Crown Holdings, Inc.	334,083	27,632,005
Deere & Co.	82,547	34,082,005
Howmet Aerospace, Inc.	709,003	30,040,457

		91,754,467

Technology - 37.6%
Advanced Micro Devices, Inc. *	445,417	43,655,320
Apple, Inc.	523,174	86,271,393
ASML Holding NV (Netherlands)	44,584	30,348,775
Atlassian Corp. Class A *	81,257	13,908,761
Microsoft Corp.	424,658	122,428,901
NVIDIA Corp.	127,159	35,320,955
Texas Instruments, Inc.	137,367	25,551,636
Workday, Inc. Class A *	165,111	34,102,026

		391,587,767

Total Common Stocks (Cost $977,499,132)		1,019,933,628

	Principal Amount	Value

SHORT-TERM INVESTMENT - 2.1%

U.S. Government Agency Issue - 2.1%
Federal Home Loan Mortgage Corp. 0.000% due 04/03/23	$21,800,000	$21,800,000

Total U.S. Government Agency Issue (Cost $21,795,277)		21,800,000

TOTAL INVESTMENTS - 100.1% (Cost $999,294,409)		1,041,733,628

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,001,418)

NET ASSETS - 100.0%		$1,040,732,210

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$40,675,403	$40,675,403	$-	$-
	Communications	126,684,363	126,684,363	-	-
	Consumer, Cyclical	101,446,599	79,362,643	22,083,956	-
	Consumer, Non-Cyclical	162,017,047	162,017,047	-	-
	Financial	105,767,982	105,767,982	-	-
	Industrial	91,754,467	91,754,467	-	-
	Technology	391,587,767	391,587,767	-	-

	Total Common Stocks	1,019,933,628	997,849,672	22,083,956	-

	Short-Term Investment	21,800,000	-	21,800,000	-

	Total	$1,041,733,628	$997,849,672	$43,883,956	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Basic Materials - 3.5%
Air Products & Chemicals, Inc.	60,747	$17,447,146
Linde PLC	48,157	17,116,924
Sherwin-Williams Co.	58,973	13,255,361

		47,819,431

Communications - 11.5%
Alphabet, Inc. Class A *	662,717	68,743,635
Alphabet, Inc. Class C *	181,282	18,853,328
Amazon.com, Inc. *	645,286	66,651,591
Match Group, Inc. *	102,934	3,951,636

		158,200,190

Consumer, Cyclical - 4.6%
Chipotle Mexican Grill, Inc. *	4,209	7,190,193
Dollar Tree, Inc. *	37,408	5,369,918
Hilton Worldwide Holdings, Inc.	115,581	16,281,895
Lululemon Athletica, Inc. *	10,033	3,653,918
LVMH Moet Hennessy Louis Vuitton SE	21,272	19,525,746
O’Reilly Automotive, Inc. *	13,497	11,458,683

		63,480,353

Consumer, Non-Cyclical - 20.0%
Abbott Laboratories	139,962	14,172,552
Becton Dickinson & Co.	43,813	10,845,470
Block, Inc. *	56,666	3,890,121
Boston Scientific Corp. *	558,261	27,929,798
Colgate-Palmolive Co.	105,358	7,917,654
CoStar Group, Inc. *	212,939	14,660,850
Danaher Corp.	70,871	17,862,327
Equifax, Inc.	43,126	8,747,678
Estee Lauder Cos., Inc. Class A	80,903	19,939,353
Gartner, Inc. *	31,339	10,209,306
ICON PLC *	54,767	11,697,683
Regeneron Pharmaceuticals, Inc. *	15,643	12,853,384
STERIS PLC	32,642	6,243,762
Thermo Fisher Scientific, Inc.	51,102	29,453,660
TransUnion	51,453	3,197,289
UnitedHealth Group, Inc.	40,435	19,109,177
Verisk Analytics, Inc.	110,790	21,256,169
Vertex Pharmaceuticals, Inc. *	72,240	22,760,657
Zoetis, Inc.	81,568	13,576,178

		276,323,068

Energy - 1.4%
Enphase Energy, Inc. *	10,540	2,216,351
EOG Resources, Inc.	56,496	6,476,136
Hess Corp.	77,179	10,213,869

		18,906,356

Financial - 11.8%
American Express Co.	25,670	4,234,267
American Tower Corp. REIT	75,785	15,485,907
Aon PLC Class A	75,170	23,700,349
Arthur J Gallagher & Co.	34,994	6,694,702
CME Group, Inc.	57,866	11,082,496
Mastercard, Inc. Class A	147,216	53,499,767
Visa, Inc. Class A	214,794	48,427,455

		163,124,943

Industrial - 8.8%
Agilent Technologies, Inc.	33,573	4,644,489
AMETEK, Inc.	121,490	17,656,142
Amphenol Corp. Class A	121,242	9,907,896

	Shares	Value
Canadian Pacific Railway Ltd. (NYSE)	163,649	$12,591,154
Caterpillar, Inc.	19,134	4,378,625
Eaton Corp. PLC	78,405	13,433,913
Howmet Aerospace, Inc.	159,317	6,750,261
Johnson Controls International PLC	252,910	15,230,240
Martin Marietta Materials, Inc.	13,358	4,742,891
Rockwell Automation, Inc.	34,591	10,150,729
Vulcan Materials Co.	132,187	22,678,002

		122,164,342

Technology - 36.7%
Accenture PLC Class A	14,191	4,055,930
Adobe, Inc. *	62,278	24,000,073
Advanced Micro Devices, Inc. *	107,024	10,489,422
Apple, Inc.	447,987	73,873,056
Applied Materials, Inc.	59,738	7,337,619
ASML Holding NV	29,623	20,164,672
Autodesk, Inc. *	18,381	3,826,189
Black Knight, Inc. *	41,861	2,409,519
Cadence Design Systems, Inc. *	78,052	16,397,945
Electronic Arts, Inc.	90,035	10,844,716
Intuit, Inc.	68,242	30,424,331
KLA Corp.	14,096	5,626,700
Lam Research Corp.	22,903	12,141,338
Microsoft Corp.	574,390	165,596,637
MSCI, Inc.	56,704	31,736,662
NVIDIA Corp.	197,603	54,888,185
ServiceNow, Inc. *	32,277	14,999,767
Synopsys, Inc. *	24,663	9,526,084
Take-Two Interactive Software, Inc. *	45,580	5,437,694
Veeva Systems, Inc. Class A *	12,292	2,259,147

		506,035,686

Total Common Stocks (Cost $1,064,020,687)		1,356,054,369

	Principal Amount

SHORT-TERM INVESTMENT - 1.8%
Repurchase Agreement - 1.8%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $24,713,419; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $25,198,386)	$24,704,258	24,704,258

Total Short-Term Investment (Cost $24,704,258)		24,704,258

TOTAL INVESTMENTS - 100.1% (Cost $1,088,724,945)		1,380,758,627

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,321,896)

NET ASSETS - 100.0%		$1,379,436,731

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$47,819,431	$47,819,431	$-	$-
	Communications	158,200,190	158,200,190	-	-
	Consumer, Cyclical	63,480,353	43,954,607	19,525,746	-
	Consumer, Non-Cyclical	276,323,068	276,323,068	-	-
	Energy	18,906,356	18,906,356	-	-
	Financial	163,124,943	163,124,943	-	-
	Industrial	122,164,342	122,164,342	-	-
	Technology	506,035,686	506,035,686	-	-

	Total Common Stocks	1,356,054,369	1,336,528,623	19,525,746	-

	Short-Term Investment	24,704,258	24,704,258	-	-

	Total	$1,380,758,627	$1,361,232,881	$19,525,746	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Basic Materials - 2.5%
Air Products & Chemicals, Inc.	980	$281,466
Celanese Corp.	996	108,454
Dow, Inc.	9,351	512,622
DuPont de Nemours, Inc. ‡	2,194	157,463
Eastman Chemical Co. ‡	5,190	437,725
Freeport-McMoRan, Inc.	5,456	223,205
Linde PLC	3,109	1,105,063
LyondellBasell Industries NV Class A	2,592	243,363
Nucor Corp.	1,678	259,201
PPG Industries, Inc. ‡	4,740	633,169

		3,961,731

Communications - 12.0%
Alphabet, Inc. Class A * ‡	30,886	3,203,805
Alphabet, Inc. Class C * ‡	23,160	2,408,640
Amazon.com, Inc. * ‡	47,915	4,949,140
AT&T, Inc.	2,365	45,526
Booking Holdings, Inc. * ‡	380	1,007,916
Charter Communications, Inc. Class A * ‡	2,417	864,343
Comcast Corp. Class A ‡	33,160	1,257,096
Corning, Inc.	5,806	204,836
Expedia Group, Inc. *	4,722	458,176
Meta Platforms, Inc. Class A * ‡	12,536	2,656,880
Motorola Solutions, Inc.	1,312	375,403
Netflix, Inc. * ‡	2,778	959,743
T-Mobile US, Inc. * ‡	3,436	497,670
Uber Technologies, Inc. *	5,133	162,716

		19,051,890

Consumer, Cyclical - 8.7%
Aptiv PLC *	1,994	223,707
AutoNation, Inc. *	1,978	265,764
AutoZone, Inc. *	329	808,731
Best Buy Co., Inc. ‡	6,666	521,748
Burlington Stores, Inc. *	1,370	276,877
Chipotle Mexican Grill, Inc. *	548	936,143
Costco Wholesale Corp. ‡	2,416	1,200,438
Domino’s Pizza, Inc.	588	193,964
Home Depot, Inc. ‡	2,557	754,622
Lennar Corp. Class A ‡	3,420	359,476
LKQ Corp.	1,682	95,470
Lowe’s Cos., Inc. ‡	7,883	1,576,364
Magna International, Inc. (Canada)	1,178	63,106
Marriott International, Inc. Class A	2,997	497,622
McDonald’s Corp. ‡	2,674	747,677
NIKE, Inc. Class B ‡	6,994	857,744
O’Reilly Automotive, Inc. *	492	417,698
Royal Caribbean Cruises Ltd. *	954	62,296
Southwest Airlines Co.	4,175	135,855
Tesla, Inc. * ‡	11,742	2,435,995
TJX Cos., Inc. ‡	6,004	470,473
Toll Brothers, Inc.	3,303	198,279
Whirlpool Corp.	320	42,246
Yum! Brands, Inc.	5,580	737,006

		13,879,301

Consumer, Non-Cyclical - 20.2%
Abbott Laboratories ‡	8,883	899,493
AbbVie, Inc. ‡	13,686	2,181,138
Altria Group, Inc. ‡	5,663	252,683
Avery Dennison Corp.	636	113,799
Baxter International, Inc.	9,823	398,421
Biogen, Inc. *	1,869	519,638
BioMarin Pharmaceutical, Inc. *	1,417	137,789

	Shares	Value
Booz Allen Hamilton Holding Corp.	1,312	$121,609
Boston Scientific Corp. * ‡	15,419	771,413
Bristol-Myers Squibb Co. ‡	21,478	1,488,640
Centene Corp. * ‡	7,168	453,089
Cintas Corp.	619	286,399
Coca-Cola Co.	31,272	1,939,802
Colgate-Palmolive Co. ‡	12,235	919,460
Constellation Brands, Inc. Class A ‡	2,276	514,126
CVS Health Corp.	3,431	254,958
Danaher Corp. ‡	3,358	846,350
Dexcom, Inc. *	1,792	208,195
Elevance Health, Inc. ‡	1,869	859,385
Eli Lilly & Co. ‡	4,180	1,435,496
FleetCor Technologies, Inc. *	2,761	582,157
Humana, Inc.	904	438,856
Intuitive Surgical, Inc. * ‡	2,833	723,747
Johnson & Johnson ‡	8,324	1,290,220
Kimberly-Clark Corp. ‡	3,385	454,335
McKesson Corp.	934	332,551
Medtronic PLC	6,715	541,363
Merck & Co., Inc. ‡	9,815	1,044,218
Mondelez International, Inc. Class A ‡	6,451	449,764
Monster Beverage Corp. *	3,545	191,465
Neurocrine Biosciences, Inc. *	1,311	132,699
PepsiCo, Inc. ‡	7,571	1,380,193
Pfizer, Inc. ‡	9,928	405,062
Philip Morris International, Inc. ‡	5,046	490,724
Procter & Gamble Co. ‡	8,457	1,257,471
Regeneron Pharmaceuticals, Inc. * ‡	1,254	1,030,374
ResMed, Inc.	215	47,083
S&P Global, Inc. ‡	2,177	750,564
Sarepta Therapeutics, Inc. *	1,438	198,200
Stryker Corp.	1,172	334,571
Thermo Fisher Scientific, Inc.	3,198	1,843,231
UnitedHealth Group, Inc. ‡	5,390	2,547,260
Vertex Pharmaceuticals, Inc. * ‡	3,021	951,826

		32,019,817

Energy - 4.5%
Baker Hughes Co.	8,084	233,304
Chevron Corp. ‡	4,082	666,019
ConocoPhillips ‡	12,613	1,251,336
Diamondback Energy, Inc. ‡	6,583	889,824
EOG Resources, Inc. ‡	9,608	1,101,365
Exxon Mobil Corp. ‡	23,987	2,630,415
Marathon Oil Corp.	13,391	320,848
Phillips 66	1,072	108,679

		7,201,790

Financial - 14.6%
American Express Co. ‡	3,802	627,140
Bank of America Corp.	44,685	1,277,991
Berkshire Hathaway, Inc. Class B * ‡	7,166	2,212,646
Capital One Financial Corp. ‡	1,694	162,895
Charles Schwab Corp.	3,188	166,987
Citigroup, Inc. ‡	11,335	531,498
CME Group, Inc.	5,365	1,027,505
Equinix, Inc. REIT	667	480,934
Equity LifeStyle Properties, Inc. REIT	4,630	310,812
Fifth Third Bancorp	12,369	329,510
Globe Life, Inc.	2,844	312,897
Goldman Sachs Group, Inc.	577	188,742
Host Hotels & Resorts, Inc. REIT	3,988	65,762
Intercontinental Exchange, Inc. ‡	6,847	714,074
M&T Bank Corp.	1,316	157,354
Mastercard, Inc. Class A ‡	6,805	2,473,005
MetLife, Inc.	1,522	88,185
Morgan Stanley ‡	7,662	672,724
Progressive Corp. ‡	10,602	1,516,722
Prologis, Inc. REIT	9,266	1,156,119
Prudential Financial, Inc.	1,717	142,064

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Raymond James Financial, Inc.	6,015	$561,019
SBA Communications Corp. REIT	2,557	667,556
State Street Corp. ‡	4,333	327,965
Sun Communities, Inc. REIT ‡	2,726	384,039
Travelers Cos., Inc. ‡	5,368	920,129
Truist Financial Corp. ‡	19,494	664,745
UDR, Inc. REIT	9,078	372,743
US Bancorp	27,703	998,693
Ventas, Inc. REIT	11,406	494,450
Visa, Inc. Class A ‡	8,253	1,860,721
Wells Fargo & Co. ‡	36,440	1,362,127

		23,229,753

Industrial - 8.1%
CSX Corp.	9,937	297,514
Deere & Co. ‡	2,967	1,225,015
Dover Corp.	2,431	369,366
Eaton Corp. PLC	5,705	977,495
FedEx Corp.	1,172	267,790
General Dynamics Corp.	743	169,560
Honeywell International, Inc. ‡	9,349	1,786,781
Howmet Aerospace, Inc.	2,045	86,646
Masco Corp. ‡	6,971	346,598
Norfolk Southern Corp. ‡	2,525	535,300
Otis Worldwide Corp.	7,088	598,227
Parker-Hannifin Corp. ‡	2,446	822,125
Raytheon Technologies Corp. ‡	14,631	1,432,814
Textron, Inc.	9,049	639,131
Trane Technologies PLC	5,714	1,051,262
Union Pacific Corp. ‡	2,816	566,748
United Parcel Service, Inc. Class B ‡	8,317	1,613,415

		12,785,787

Technology - 25.1%
Accenture PLC Class A	4,841	1,383,606
Adobe, Inc. * ‡	3,683	1,419,318
Advanced Micro Devices, Inc. * ‡	12,904	1,264,721
Analog Devices, Inc. ‡	7,840	1,546,205
Apple, Inc. ‡	68,097	11,229,195
Broadcom, Inc.	483	309,864
Cadence Design Systems, Inc. *	1,259	264,503
Cognizant Technology Solutions Corp. Class A	8,898	542,155
DocuSign, Inc. *	1,208	70,427
Intuit, Inc. ‡	2,304	1,027,192
Lam Research Corp. ‡	2,450	1,298,794
Leidos Holdings, Inc. ‡	3,966	365,110
Microsoft Corp. ‡	35,768	10,311,915
NVIDIA Corp. ‡	9,613	2,670,203
NXP Semiconductors NV (China)	7,310	1,363,132
Oracle Corp. ‡	6,966	647,281
Qorvo, Inc. *	1,742	176,935
QUALCOMM, Inc.	535	68,255
Salesforce, Inc. * ‡	2,323	464,089
Seagate Technology Holdings PLC	8,650	571,938
Teradyne, Inc.	3,861	415,096
Texas Instruments, Inc. ‡	10,183	1,894,140
Workday, Inc. Class A * ‡	2,219	458,312

		39,762,386

Utilities - 2.9%
Ameren Corp.	4,536	391,865
CenterPoint Energy, Inc. ‡	15,097	444,758
CMS Energy Corp.	3,038	186,473
Dominion Energy, Inc.	4,724	264,119
NextEra Energy, Inc. ‡	20,392	1,571,815
PG&E Corp. *	36,826	595,476
Public Service Enterprise Group, Inc.	9,223	575,976

	Shares	Value
Sempra Energy	3,341	$505,026

		4,535,508

Total Common Stocks (Cost $153,522,056)		156,427,963

	Principal Amount
SHORT-TERM INVESTMENT - 1.2%
Repurchase Agreement - 1.2%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $1,941,470; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $1,979,597)	$1,940,750	1,940,750

Total Short-Term Investment (Cost $1,940,750)		1,940,750

TOTAL INVESTMENTS - 99.8% (Cost $155,462,806)		158,368,713

DERIVATIVES - 0.0%		10,324

OTHER ASSETS & LIABILITIES, NET - 0.2%		350,732

NET ASSETS - 100.0%		$158,729,769

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/23	10	$2,035,659	$2,068,875	$33,216

(b)	Purchased options outstanding as of March 31, 2023 were as follows:

Options on Indices
Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put – S&P 500 Index	$3,885.00	06/30/23	CBOE	388	$150,738,000	$2,716,388	$2,716,000

Total Purchased Options						$2,716,388	$2,716,000

(c)	Premiums received and value of written options outstanding as of March 31, 2023 were as follows:

Options on Indices
Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - S&P 500 Index	$4,320.00	06/30/23	CBOE	388	$167,616,000	$2,244,804	($2,244,192)

Put - S&P 500 Index	3,280.00	06/30/23	CBOE	388	127,264,000	494,312	(494,700)

Total Written Options						$2,739,116	($2,738,892)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$156,427,963	$156,427,963	$-	$-
	Short-Term Investment	1,940,750	-	1,940,750	-
	Derivatives:
	Equity Contracts
	Futures	33,216	33,216	-	-
	Purchased Options	2,716,000	-	2,716,000	-

	Total Assets	161,117,929	156,461,179	4,656,750	-

Liabilities	Derivatives
	Equity Contracts
	Written Options	(2,738,892)	-	(2,738,892)	-

	Total Liabilities	(2,738,892)	-	(2,738,892)	-

	Total	$158,379,037	$156,461,179	$1,917,858	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

LARGE-CAP CORE PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Basic Materials - 2.7%
Eastman Chemical Co.	132,958	$11,213,678
PPG Industries, Inc.	174,872	23,359,402

		34,573,080

Communications - 10.5%
Alphabet, Inc. Class A *	504,385	52,319,856
Amazon.com, Inc. *	455,119	47,009,241
Meta Platforms, Inc. Class A *	60,963	12,920,498
Uber Technologies, Inc. *	345,541	10,953,650
Verizon Communications, Inc.	301,094	11,709,546

		134,912,791

Consumer, Cyclical - 8.8%
Dollar General Corp.	51,298	10,796,177
Lowe’s Cos., Inc.	150,782	30,151,877
McDonald’s Corp.	106,484	29,773,991
NIKE, Inc. Class B	129,405	15,870,229
Tesla, Inc. *	67,750	14,055,415
TJX Cos., Inc.	150,409	11,786,049

		112,433,738

Consumer, Non-Cyclical - 19.4%
AbbVie, Inc.	274,018	43,670,249
Biogen, Inc. *	42,891	11,924,985
Boston Scientific Corp. *	231,786	11,596,254
Bristol-Myers Squibb Co.	463,204	32,104,669
Coca-Cola Co.	553,586	34,338,939
Regeneron Pharmaceuticals, Inc. *	35,998	29,578,477
S&P Global, Inc.	74,588	25,715,705
UnitedHealth Group, Inc.	90,638	42,834,612
Vertex Pharmaceuticals, Inc. *	56,548	17,816,578

		249,580,468

Energy - 5.2%
Baker Hughes Co.	932,155	26,901,993
ConocoPhillips	182,626	18,118,325
Pioneer Natural Resources Co.	109,244	22,311,995

		67,332,313

Financial - 13.7%
American Express Co.	84,979	14,017,286
Ameriprise Financial, Inc.	46,200	14,160,300
Mastercard, Inc. Class A	83,816	30,459,573
Morgan Stanley	335,255	29,435,389
Progressive Corp.	110,935	15,870,361
Prologis, Inc. REIT	256,690	32,027,211
Truist Financial Corp.	236,011	8,047,975
US Bancorp	215,293	7,761,313
Wells Fargo & Co.	651,956	24,370,115

		176,149,523

Industrial - 9.8%
Deere & Co.	65,963	27,234,803
Eaton Corp. PLC	153,896	26,368,541
Norfolk Southern Corp.	90,511	19,188,332
Northrop Grumman Corp.	52,315	24,154,882
Trane Technologies PLC	93,058	17,120,811
Vulcan Materials Co.	71,585	12,281,122

		126,348,491

	Shares	Value
Technology - 24.7%
Advanced Micro Devices, Inc. *	92,373	$9,053,478
Apple, Inc.	437,289	72,108,956
ASML Holding NV (Netherlands)	6,689	4,553,269
Intuit, Inc.	36,666	16,346,803
Leidos Holdings, Inc.	67,390	6,203,923
Microsoft Corp.	403,947	116,457,920
NVIDIA Corp.	109,694	30,469,702
NXP Semiconductors NV (China)	203,663	37,978,058
Oracle Corp.	183,611	17,061,134
Teradyne, Inc.	65,695	7,062,870

		317,296,113

Utilities - 4.8%
NextEra Energy, Inc.	540,292	41,645,708
PG&E Corp. *	829,248	13,408,940
Xcel Energy, Inc.	99,164	6,687,620

		61,742,268

Total Common Stocks (Cost $1,216,229,067)		1,280,368,785

	Principal Amount
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $2,644,027; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $2,695,941)	$2,643,047	2,643,047

Total Short-Term Investment (Cost $2,643,047)		2,643,047

TOTAL INVESTMENTS - 99.8% (Cost $1,218,872,114)		1,283,011,832

OTHER ASSETS & LIABILITIES, NET - 0.2%		3,067,424

NET ASSETS - 100.0%		$1,286,079,256

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

LARGE-CAP CORE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,280,368,785	$1,280,368,785	$-	$-
	Short-Term Investment	2,643,047	-	2,643,047	-

	Total	$1,283,011,832	$1,280,368,785	$2,643,047	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Basic Materials - 1.1%
Sherwin-Williams Co.	47,648	$10,709,841

Communications - 15.3%
Alphabet, Inc. Class A *	444,288	46,085,994
Amazon.com, Inc. *	632,047	65,284,135
Match Group, Inc. *	365,560	14,033,848
Netflix, Inc. *	41,967	14,498,759
Palo Alto Networks, Inc. *	24,852	4,963,939

		144,866,675

Consumer, Cyclical - 11.1%
Chipotle Mexican Grill, Inc. *	7,932	13,550,156
Evolution AB ~ (Sweden)	147,536	19,766,630
LVMH Moet Hennessy Louis Vuitton SE (France)	20,758	19,053,941
NIKE, Inc. Class B	178,886	21,938,579
Ross Stores, Inc.	45,851	4,866,167
Tesla, Inc. *	124,201	25,766,739

		104,942,212

Consumer, Non-Cyclical - 19.2%
Adyen NV * ~ (Netherlands)	4,070	6,485,251
AstraZeneca PLC ADR (United Kingdom)	85,915	5,963,360
Boston Scientific Corp. *	282,795	14,148,234
Cintas Corp.	24,280	11,233,870
Danaher Corp.	77,244	19,468,578
Eli Lilly & Co.	16,402	5,632,775
IDEXX Laboratories, Inc. *	28,934	14,469,315
Intuitive Surgical, Inc. *	68,657	17,539,804
Lonza Group AG (Switzerland)	18,577	11,183,343
S&P Global, Inc.	55,067	18,985,449
Thermo Fisher Scientific, Inc.	22,549	12,996,567
UnitedHealth Group, Inc.	61,216	28,930,069
Zoetis, Inc.	93,790	15,610,408

		182,647,023

Energy - 1.4%
Cheniere Energy, Inc.	73,801	11,631,038
EQT Corp.	58,627	1,870,787

		13,501,825

Financial - 8.3%
Blackstone, Inc.	134,304	11,797,264
Mastercard, Inc. Class A	65,013	23,626,374
Visa, Inc. Class A	190,854	43,029,943

		78,453,581

Industrial - 3.5%
TransDigm Group, Inc.	31,670	23,342,374
Waste Connections, Inc.	69,016	9,598,055

		32,940,429

Technology - 40.0%
Advanced Micro Devices, Inc. *	226,465	22,195,835
Apple, Inc.	499,577	82,380,247
ASML Holding NV (Netherlands)	47,943	32,635,279
BILL Holdings, Inc. *	37,873	3,073,015
Cadence Design Systems, Inc. *	95,296	20,020,737
Intuit, Inc.	89,546	39,922,293
KLA Corp.	46,538	18,576,573
Microsoft Corp.	285,056	82,181,645
MongoDB, Inc. *	8,214	1,914,848
MSCI, Inc.	27,922	15,627,664

	Shares	Value
NVIDIA Corp.	149,553	$ 41,541,337
ServiceNow, Inc. *	41,129	19,113,469

		379,182,942

Total Common Stocks (Cost $815,181,569)		947,244,528

	Principal Amount
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $1,535,554; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $1,565,760)	$1,534,985	1,534,985

Total Short-Term Investment (Cost $1,534,985)		1,534,985

TOTAL INVESTMENTS - 100.1% (Cost $816,716,554)		948,779,513

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,030,735)

NET ASSETS - 100.0%		$947,748,778

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$10,709,841	$10,709,841	$-	$-
	Communications	144,866,675	144,866,675	-	-
	Consumer, Cyclical	104,942,212	66,121,641	38,820,571	-
	Consumer, Non-Cyclical	182,647,023	164,978,429	17,668,594	-
	Energy	13,501,825	13,501,825	-	-
	Financial	78,453,581	78,453,581	-	-
	Industrial	32,940,429	32,940,429	-	-
	Technology	379,182,942	379,182,942	-	-

	Total Common Stocks	947,244,528	890,755,363	56,489,165	-

	Short-Term Investment	1,534,985	-	1,534,985	-

	Total	$948,779,513	$890,755,363	$58,024,150	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Basic Materials - 3.8%
Air Products & Chemicals, Inc.	91,316	$26,226,868
PPG Industries, Inc.	139,795	18,673,816

		44,900,684

Communications - 13.6%
Alphabet, Inc. Class A *	126,187	13,089,378
Charter Communications, Inc. Class A *	62,737	22,435,379
Cisco Systems, Inc.	578,132	30,221,850
Comcast Corp. Class A	490,577	18,597,774
DISH Network Corp. Class A *	815,304	7,606,786
Meta Platforms, Inc. Class A *	154,644	32,775,249
Motorola Solutions, Inc.	121,795	34,849,203

		159,575,619

Consumer, Cyclical - 1.6%
Home Depot, Inc.	63,998	18,887,090

Consumer, Non-Cyclical - 15.6%
Amgen, Inc.	58,637	14,175,495
Becton Dickinson & Co.	94,191	23,316,040
Elevance Health, Inc.	61,319	28,195,089
Haleon PLC ADR	2,324,454	18,921,056
Johnson & Johnson	133,654	20,716,370
McKesson Corp.	32,643	11,622,540
Merck & Co., Inc.	135,573	14,423,612
PepsiCo, Inc.	103,610	18,888,103
UnitedHealth Group, Inc.	68,416	32,332,717

		182,591,022

Energy - 9.8%
Chevron Corp.	199,716	32,585,663
ConocoPhillips	502,687	49,871,577
Enterprise Products Partners LP	1,240,668	32,133,301

		114,590,541

Financial - 23.1%
American Express Co.	222,123	36,639,189
American Tower Corp. REIT	89,977	18,385,900
Bank of America Corp.	1,304,521	37,309,301
Bank of New York Mellon Corp.	311,245	14,142,973
Berkshire Hathaway, Inc. Class B *	65,510	20,227,523
Charles Schwab Corp.	184,706	9,674,900
JPMorgan Chase & Co.	331,617	43,213,011
Marsh & McLennan Cos., Inc.	110,951	18,478,889
Progressive Corp.	147,348	21,079,605
Travelers Cos., Inc.	95,385	16,349,943
US Bancorp	391,888	14,127,562
Visa, Inc. Class A	90,459	20,394,886

		270,023,682

Industrial - 18.8%
Deere & Co.	86,407	35,675,722
Illinois Tool Works, Inc.	80,162	19,515,439
Martin Marietta Materials, Inc.	41,332	14,675,340
Northrop Grumman Corp.	48,662	22,468,219
Otis Worldwide Corp.	174,415	14,720,626
Raytheon Technologies Corp.	379,049	37,120,269
TE Connectivity Ltd.	268,286	35,185,709
United Parcel Service, Inc. Class B	124,844	24,218,487
Vertiv Holdings Co.	1,183,907	16,941,709

		220,521,520

	Shares	Value
Technology - 5.1%
Intel Corp.	641,038	$ 20,942,711
Microsoft Corp.	44,190	12,739,977
Oracle Corp.	172,400	16,019,408
QUALCOMM, Inc.	73,686	9,400,860

		59,102,956

Utilities - 6.2%
Edison International	317,599	22,419,314
Sempra Energy	330,026	49,886,730

		72,306,044

Total Common Stocks (Cost $829,251,491)		1,142,499,158

	Principal Amount
SHORT-TERM INVESTMENT - 1.8%
Repurchase Agreement - 1.8%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $20,638,689; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $21,043,727)	$20,631,038	20,631,038

Total Short-Term Investment (Cost $20,631,038)		20,631,038

TOTAL INVESTMENTS - 99.4% (Cost $849,882,529)		1,163,130,196

OTHER ASSETS & LIABILITIES, NET - 0.6%		7,132,492

NET ASSETS - 100.0%		$1,170,262,688

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,142,499,158	$1,142,499,158	$-	$-
	Short-Term Investment	20,631,038	-	20,631,038	-

	Total	$1,163,130,196	$1,142,499,158	$20,631,038	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Basic Materials - 5.8%
Agnico Eagle Mines Ltd. (Canada)	42,294	$2,155,725
Alamos Gold, Inc. Class A (Canada)	151,257	1,849,873
Albemarle Corp.	23,850	5,271,804
Alcoa Corp.	59,217	2,520,276
CF Industries Holdings, Inc.	35,605	2,581,007
Freeport-McMoRan, Inc.	120,629	4,934,932
Hecla Mining Co.	309,512	1,959,211
Huntsman Corp.	43,088	1,178,888
Mosaic Co.	105,214	4,827,218
Nucor Corp.	35,637	5,504,847
Westlake Corp.	20,842	2,417,255

		35,201,036

Communications - 2.8%
Arista Networks, Inc. *	24,907	4,180,889
Fox Corp. Class A	195,746	6,665,151
Spotify Technology SA *	3,912	522,722
World Wrestling Entertainment, Inc. Class A	34,763	3,172,471
Zillow Group, Inc. Class A *	59,037	2,579,917

		17,121,150

Consumer, Cyclical - 15.5%
Best Buy Co., Inc.	7,266	568,710
Brunswick Corp.	17,792	1,458,944
Casey’s General Stores, Inc.	31,068	6,724,979
Chipotle Mexican Grill, Inc. *	3,322	5,674,939
Copart, Inc. *	27,004	2,030,971
Darden Restaurants, Inc.	17,132	2,658,201
Delta Air Lines, Inc. *	102,496	3,579,160
Dollar General Corp.	2,575	541,934
DR Horton, Inc.	26,750	2,613,207
Floor & Decor Holdings, Inc. Class A *	35,659	3,502,427
Las Vegas Sands Corp. *	125,406	7,204,575
Live Nation Entertainment, Inc. *	45,614	3,192,980
Lululemon Athletica, Inc. *	19,389	7,061,280
Murphy USA, Inc.	18,518	4,778,570
NVR, Inc. *	862	4,803,228
O’Reilly Automotive, Inc. *	6,412	5,443,660
Polaris, Inc.	17,183	1,900,955
Ross Stores, Inc.	20,551	2,181,078
Southwest Airlines Co.	55,469	1,804,961
Texas Roadhouse, Inc.	45,818	4,951,093
Thor Industries, Inc.	6,790	540,756
Tractor Supply Co.	17,079	4,014,248
Ulta Beauty, Inc. *	16,108	8,789,652
Vail Resorts, Inc.	18,539	4,332,194
WW Grainger, Inc.	3,217	2,215,902
YETI Holdings, Inc. *	31,662	1,266,480

		93,835,084

Consumer, Non-Cyclical - 20.3%
Albertsons Cos., Inc. Class A	232,308	4,827,360
Align Technology, Inc. *	22,463	7,505,787
AmerisourceBergen Corp.	27,794	4,450,097
BioMarin Pharmaceutical, Inc. *	80,043	7,783,381
Booz Allen Hamilton Holding Corp.	4,475	414,788
Corteva, Inc.	82,035	4,947,531
CoStar Group, Inc. *	33,225	2,287,541
Darling Ingredients, Inc. *	107,586	6,283,022
Edwards Lifesciences Corp. *	103,411	8,555,192
Exelixis, Inc. *	75,072	1,457,148
FTI Consulting, Inc. *	5,138	1,013,984
Gartner, Inc. *	18,078	5,889,270
Henry Schein, Inc. *	51,528	4,201,593

	Shares	Value
Hershey Co.	23,697	$ 6,028,754
Hormel Foods Corp.	7,565	301,692
Insulet Corp. *	25,208	8,040,344
Kroger Co.	5,763	284,519
Molina Healthcare, Inc. *	4,202	1,123,993
Monster Beverage Corp. *	103,614	5,596,192
Morningstar, Inc.	11,434	2,321,445
Neurocrine Biosciences, Inc. *	17,460	1,767,301
Omnicell, Inc. *	58,803	3,449,972
Quanta Services, Inc.	96,446	16,071,762
Ritchie Bros Auctioneers, Inc. (Canada)	43,657	2,457,453
Service Corp. International	39,085	2,688,266
Tyson Foods, Inc. Class A	87,359	5,182,136
U-Haul Holding Co.	72,187	3,742,896
United Rentals, Inc.	4,130	1,634,489
Vertex Pharmaceuticals, Inc. *	7,907	2,491,259

		122,799,167

Energy - 6.3%
Baker Hughes Co.	207,862	5,998,897
ChampionX Corp.	31,328	849,929
Cheniere Energy, Inc.	28,579	4,504,051
Enphase Energy, Inc. *	14,583	3,066,513
Hess Corp.	64,751	8,569,147
Noble Corp. PLC *	149,046	5,882,846
Pioneer Natural Resources Co.	31,839	6,502,797
Valero Energy Corp.	18,903	2,638,859

		38,013,039

Financial - 15.9%
Agree Realty Corp. REIT	96,134	6,595,754
Arch Capital Group Ltd. *	41,756	2,833,980
Axis Capital Holdings Ltd.	93,306	5,087,043
Brown & Brown, Inc.	85,591	4,914,635
Cboe Global Markets, Inc.	83,726	11,239,378
Citizens Financial Group, Inc.	85,461	2,595,451
Commerce Bancshares, Inc.	65,136	3,800,686
Discover Financial Services	60,863	6,015,699
EastGroup Properties, Inc. REIT	31,303	5,175,012
Evercore, Inc. Class A	32,122	3,706,236
Everest Re Group Ltd.	14,372	5,145,463
First American Financial Corp.	33,222	1,849,137
Healthcare Realty Trust, Inc. REIT	373,001	7,210,109
Host Hotels & Resorts, Inc. REIT	333,287	5,495,903
Kinsale Capital Group, Inc.	8,098	2,430,615
Mid-America Apartment Communities, Inc. REIT	35,711	5,393,789
STAG Industrial, Inc. REIT	312,465	10,567,566
White Mountains Insurance Group Ltd.	4,196	5,779,948

		95,836,404

Industrial - 14.3%
AGCO Corp.	52,660	7,119,632
Agilent Technologies, Inc.	67,127	9,286,349
Builders FirstSource, Inc. *	6,884	611,162
BWX Technologies, Inc.	34,073	2,147,962
Carrier Global Corp.	125,247	5,730,050
Chart Industries, Inc. *	48,709	6,108,109
Eagle Materials, Inc.	31,378	4,604,722
Flex Ltd. *	278,919	6,417,926
Garmin Ltd.	8,057	813,112
Generac Holdings, Inc. *	44,242	4,778,578
Hubbell, Inc.	29,472	7,170,832
Huntington Ingalls Industries, Inc.	11,665	2,414,888
Keysight Technologies, Inc. *	40,626	6,560,287
Knight-Swift Transportation Holdings, Inc.	32,747	1,852,825
L3Harris Technologies, Inc.	7,170	1,407,041
Martin Marietta Materials, Inc.	7,214	2,561,403
Owens Corning	29,281	2,805,120
Textron, Inc.	73,231	5,172,306
Timken Co.	48,352	3,951,325

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
vUniversal Display Corp.	10,931	$ 1,695,726
Vulcan Materials Co.	17,304	2,968,674

		86,178,029

Technology - 13.0%
DocuSign, Inc. *	47,280	2,756,424
DXC Technology Co. *	146,678	3,749,090
Jack Henry & Associates, Inc.	29,680	4,473,370
KLA Corp.	8,601	3,433,261
Microchip Technology, Inc.	22,331	1,870,891
Monolithic Power Systems, Inc.	7,317	3,662,451
ON Semiconductor Corp. *	55,027	4,529,823
Paycom Software, Inc. *	1,978	601,332
Pure Storage, Inc. Class A *	223,765	5,708,245
Skyworks Solutions, Inc.	66,776	7,878,232
Splunk, Inc. *	104,862	10,054,169
Take-Two Interactive Software, Inc. *	28,322	3,378,815
Teradata Corp. *	265,415	10,690,916
Teradyne, Inc.	57,810	6,215,153
Veeva Systems, Inc. Class A *	2,255	414,446
Workday, Inc. Class A *	29,191	6,029,109
Zebra Technologies Corp. Class A *	10,116	3,216,888

		78,662,615

Utilities - 5.6%
CenterPoint Energy, Inc.	469,650	13,835,889
Evergy, Inc.	109,676	6,703,397
WEC Energy Group, Inc.	136,703	12,958,077

		33,497,363

Total Common Stocks (Cost $586,450,403)		601,143,887

	Principal Amount
SHORT-TERM INVESTMENT - 0.9%
Repurchase Agreement - 0.9%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $5,734,801; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $5,847,348)	$5,732,675	5,732,675

Total Short-Term Investment (Cost $5,732,675)		5,732,675

TOTAL INVESTMENTS - 100.4% (Cost $592,183,078)		606,876,562

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(2,491,863)

NET ASSETS - 100.0%		$604,384,699

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$601,143,887	$601,143,887	$-	$-
	Short-Term Investment	5,732,675	-	5,732,675	-

	Total	$606,876,562	$601,143,887	$5,732,675	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communications - 8.3%
Arista Networks, Inc. *	98,285	$16,498,120
Pinterest, Inc. Class A *	836,888	22,821,936
Shutterstock, Inc.	145,205	10,541,883
Trade Desk, Inc. Class A *	264,810	16,129,577

		65,991,516

Consumer, Cyclical - 17.3%
BorgWarner, Inc.	417,652	20,510,890
Copart, Inc. *	151,232	11,374,159
Fastenal Co.	233,989	12,621,367
Floor & Decor Holdings, Inc. Class A *	128,931	12,663,603
Foot Locker, Inc.	222,510	8,831,422
Levi Strauss & Co. Class A	546,685	9,966,067
Lululemon Athletica, Inc. *	35,348	12,873,388
National Vision Holdings, Inc. *	286,025	5,388,711
On Holding AG Class A * (Switzerland)	408,917	12,688,694
Petco Health & Wellness Co., Inc. *	519,731	4,677,579
Pool Corp.	40,507	13,871,217
Vail Resorts, Inc.	55,860	13,053,365

		138,520,462

Consumer, Non-Cyclical - 27.6%
Bio-Techne Corp.	159,560	11,837,756
Brown-Forman Corp. Class B	157,591	10,128,374
Clarivate PLC *	623,310	5,852,881
Cooper Cos., Inc.	11,261	4,204,407
CoStar Group, Inc. *	462,890	31,869,976
Dexcom, Inc. *	240,526	27,944,311
Edwards Lifesciences Corp. *	128,688	10,646,358
Envista Holdings Corp. *	376,206	15,379,301
Genmab AS ADR * (Denmark)	328,452	12,402,348
Intuitive Surgical, Inc. *	56,244	14,368,655
MarketAxess Holdings, Inc.	82,922	32,446,549
Repligen Corp. *	88,325	14,870,397
Seagen, Inc. *	58,527	11,849,962
West Pharmaceutical Services, Inc.	35,435	12,277,164
WillScot Mobile Mini Holdings Corp. *	88,284	4,138,754

		220,217,193

Financial - 1.1%
Kinsale Capital Group, Inc.	29,821	8,950,773

Industrial - 21.4%
Agilent Technologies, Inc.	82,490	11,411,667
AO Smith Corp.	178,434	12,338,711
Coherent Corp. *	327,496	12,471,048
Generac Holdings, Inc. *	89,237	9,638,488
HEICO Corp. Class A	131,988	17,937,169
Howmet Aerospace, Inc.	132,992	5,634,871
IDEX Corp.	47,330	10,934,650
Keysight Technologies, Inc. *	85,502	13,806,863
Lincoln Electric Holdings, Inc.	51,464	8,702,562
Littelfuse, Inc.	37,809	10,136,215
Martin Marietta Materials, Inc.	22,377	7,945,178
Novanta, Inc. *	67,473	10,734,280
Trex Co., Inc. *	265,206	12,907,576
Trimble, Inc. *	227,551	11,928,223
Universal Display Corp.	93,814	14,553,366

		171,080,867

Technology - 24.1%
Crowdstrike Holdings, Inc. Class A *	94,016	12,904,636

	Shares	Value
DocuSign, Inc. *	213,826	$ 12,466,056
DoubleVerify Holdings, Inc. *	92,035	2,774,855
EngageSmart, Inc. *	202,874	3,905,325
HubSpot, Inc. *	19,700	8,446,375
Marvell Technology, Inc.	358,424	15,519,759
Microchip Technology, Inc.	240,676	20,163,835
Monolithic Power Systems, Inc.	52,846	26,451,537
Paycom Software, Inc. *	51,885	15,773,559
Teradyne, Inc.	186,012	19,998,150
Tyler Technologies, Inc. *	46,177	16,376,211
Workday, Inc. Class A *	51,718	10,681,836
Workiva, Inc. *	112,823	11,554,204
Zebra Technologies Corp. Class A *	23,848	7,583,664
ZoomInfo Technologies, Inc. *	330,502	8,166,704

		192,766,706

Total Common Stocks (Cost $727,601,648)		797,527,517

	Principal Amount
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $2,734,027; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $2,787,678)	$2,733,013	2,733,013

Total Short-Term Investment (Cost $2,733,013)		2,733,013

TOTAL INVESTMENTS - 100.1% (Cost $730,334,661)		800,260,530

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(469,155)

NET ASSETS - 100.0%		$799,791,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$797,527,517	$797,527,517	$-	$-
	Short-Term Investment	2,733,013	-	2,733,013	-

	Total	$800,260,530	$797,527,517	$2,733,013	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Basic Materials - 4.3%
Axalta Coating Systems Ltd. *	152,404	$4,616,317
DuPont de Nemours, Inc.	98,154	7,044,512
FMC Corp.	41,561	5,075,845
PPG Industries, Inc.	48,750	6,512,025
Valvoline, Inc.	111,504	3,895,950

		27,144,649

Communications - 2.6%
eBay, Inc.	66,211	2,937,782
Expedia Group, Inc. *	42,171	4,091,852
Gen Digital, Inc.	137,737	2,363,567
Interpublic Group of Cos., Inc.	77,772	2,896,229
Nexstar Media Group, Inc.	11,565	1,996,813
TEGNA, Inc.	117,038	1,979,113

		16,265,356

Consumer, Cyclical - 14.8%
Alaska Air Group, Inc. *	81,982	3,439,965
AutoZone, Inc. *	4,680	11,504,142
Boyd Gaming Corp.	25,910	1,661,349
Copart, Inc. *	66,452	4,997,855
Darden Restaurants, Inc.	24,158	3,748,355
Domino’s Pizza, Inc.	5,508	1,816,924
Ferguson PLC	34,633	4,632,164
Gentex Corp.	132,142	3,703,940
Harley-Davidson, Inc.	128,412	4,875,804
International Game Technology PLC	93,667	2,510,276
Las Vegas Sands Corp. *	70,267	4,036,839
Lear Corp.	14,038	1,958,161
Live Nation Entertainment, Inc. *	21,892	1,532,440
LKQ Corp.	84,629	4,803,542
Marriott International, Inc. Class A	33,169	5,507,381
NVR, Inc. *	644	3,588,490
Polaris, Inc.	48,662	5,383,477
Resideo Technologies, Inc. *	132,908	2,429,558
Ross Stores, Inc.	59,024	6,264,217
Tempur Sealy International, Inc.	143,060	5,649,439
Whirlpool Corp.	28,436	3,754,121
Wyndham Hotels & Resorts, Inc.	65,133	4,419,274

		92,217,713

Consumer, Non-Cyclical - 14.9%
AmerisourceBergen Corp.	57,153	9,150,767
ASGN, Inc. *	23,340	1,929,518
Avantor, Inc. *	91,681	1,938,136
Avery Dennison Corp.	16,281	2,913,159
Centene Corp. *	25,353	1,602,563
Cigna Group	6,397	1,634,625
Coca-Cola Europacific Partners PLC (United Kingdom)	62,049	3,672,680
Corteva, Inc.	124,769	7,524,818
Envista Holdings Corp. *	58,659	2,397,980
FleetCor Technologies, Inc. *	12,791	2,696,982
Global Payments, Inc.	23,155	2,436,832
H&R Block, Inc.	81,814	2,883,944
HCA Healthcare, Inc.	28,689	7,564,716
Humana, Inc.	11,120	5,398,315
ICON PLC (Ireland) *	39,005	8,331,078
IQVIA Holdings, Inc. *	10,749	2,137,869
Keurig Dr Pepper, Inc.	107,636	3,797,398
Laboratory Corp. of America Holdings	13,032	2,989,802
Molina Healthcare, Inc. *	523	139,897
Ritchie Bros Auctioneers, Inc. (Canada)	80,374	4,524,253
Robert Half International, Inc.	25,534	2,057,274

	Shares	Value
TransUnion	53,151	$ 3,302,803
US Foods Holding Corp. *	176,525	6,520,834
Zimmer Biomet Holdings, Inc.	42,667	5,512,576

		93,058,819

Energy - 5.4%
Devon Energy Corp.	71,568	3,622,056
Diamondback Energy, Inc.	24,462	3,306,529
Halliburton Co.	240,617	7,613,122
Marathon Petroleum Corp.	37,230	5,019,721
Pioneer Natural Resources Co.	18,013	3,678,975
Schlumberger NV	117,605	5,774,405
Valero Energy Corp.	32,236	4,500,146

		33,514,954

Financial - 20.0%
Aflac, Inc.	52,691	3,399,623
Allstate Corp.	14,477	1,604,196
American Homes 4 Rent Class A REIT	85,990	2,704,386
Ameriprise Financial, Inc.	42,909	13,151,609
Aon PLC Class A	19,392	6,114,104
Arch Capital Group Ltd. *	49,030	3,327,666
Ares Management Corp. Class A	45,713	3,814,293
Arthur J Gallagher & Co.	24,512	4,689,391
Discover Financial Services	69,779	6,896,956
East West Bancorp, Inc.	93,818	5,206,899
Equity LifeStyle Properties, Inc. REIT	38,615	2,592,225
Equity Residential REIT	62,929	3,775,740
Essex Property Trust, Inc. REIT	19,251	4,026,154
Everest Re Group Ltd.	19,800	7,088,796
Fifth Third Bancorp	190,491	5,074,680
First American Financial Corp.	31,193	1,736,202
Globe Life, Inc.	42,964	4,726,899
Healthpeak Properties, Inc. REIT	115,183	2,530,571
Huntington Bancshares, Inc.	479,018	5,365,002
Kilroy Realty Corp. REIT	40,785	1,321,434
Lamar Advertising Co. Class A REIT	52,010	5,195,279
Prologis, Inc. REIT	33,612	4,193,769
Regency Centers Corp. REIT	96,341	5,894,142
RenaissanceRe Holdings Ltd. (Bermuda)	13,316	2,667,727
Simon Property Group, Inc. REIT	48,808	5,465,032
SLM Corp.	80,358	995,636
Travelers Cos., Inc.	10,893	1,867,169
VICI Properties, Inc. REIT	90,027	2,936,681
Voya Financial, Inc.	23,320	1,666,447
Welltower, Inc. REIT	69,491	4,981,810

		125,010,518

Industrial - 21.3%
Advanced Drainage Systems, Inc.	19,907	1,676,368
Allegion PLC	56,151	5,992,996
AMETEK, Inc.	75,314	10,945,384
Builders FirstSource, Inc. *	26,451	2,348,320
BWX Technologies, Inc.	71,010	4,476,470
Curtiss-Wright Corp.	27,835	4,906,197
Dover Corp.	70,889	10,770,875
Eaton Corp. PLC	42,038	7,202,791
Expeditors International of Washington, Inc.	49,465	5,447,086
Flex Ltd. *	108,987	2,507,791
Fortive Corp.	49,936	3,404,137
Frontdoor, Inc. *	109,597	3,055,564
Garmin Ltd.	44,716	4,512,739
Hexcel Corp.	68,201	4,654,718
Howmet Aerospace, Inc.	198,034	8,390,701
ITT, Inc.	25,866	2,232,236
L3Harris Technologies, Inc.	9,395	1,843,675
Landstar System, Inc.	27,164	4,869,419
Masco Corp.	112,682	5,602,549
Mohawk Industries, Inc. *	18,580	1,862,088
Norfolk Southern Corp.	24,332	5,158,384

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
nVent Electric PLC	76,559	$ 3,287,443
Otis Worldwide Corp.	62,127	5,243,519
Parker-Hannifin Corp.	27,163	9,129,756
TE Connectivity Ltd.	41,842	5,487,578
Textron, Inc.	113,021	7,982,673

		132,991,457

Technology - 9.2%
Check Point Software Technologies Ltd. * (Israel)	45,501	5,915,130
Cognizant Technology Solutions Corp. Class A	64,951	3,957,464
Fair Isaac Corp. *	6,362	4,470,514
Fidelity National Information Services, Inc.	35,609	1,934,637
KLA Corp.	4,707	1,878,893
Leidos Holdings, Inc.	38,136	3,510,800
Microchip Technology, Inc.	85,056	7,125,992
NetApp, Inc.	52,620	3,359,787
NXP Semiconductors NV (China)	21,324	3,976,393
Qorvo, Inc. *	45,970	4,669,173
Science Applications International Corp.	38,257	4,111,097
SS&C Technologies Holdings, Inc.	88,280	4,985,172
Take-Two Interactive Software, Inc. *	26,431	3,153,218
Teradyne, Inc.	19,791	2,127,730
Western Digital Corp. *	67,661	2,548,790

		57,724,790

Utilities - 5.2%
American Electric Power Co., Inc.	65,283	5,940,100
CenterPoint Energy, Inc.	375,248	11,054,806
DTE Energy Co.	36,376	3,984,627
Entergy Corp.	65,683	7,076,687
FirstEnergy Corp.	105,571	4,229,174

		32,285,394

Total Common Stocks (Cost $501,405,459)		610,213,650

	Principal Amount
SHORT-TERM INVESTMENT - 2.3%
Repurchase Agreement - 2.3%
State Street Bank & Trust Co. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $14,491,101; collateralized by U.S. Treasury Notes: 1.500% due 01/31/27 and value $14,775,509)	$14,485,729	14,485,729

Total Short-Term Investment (Cost $14,485,729)		14,485,729

TOTAL INVESTMENTS - 100.0% (Cost $515,891,188)		624,699,379

OTHER ASSETS & LIABILITIES, NET - 0.0%		184,971

NET ASSETS - 100.0%		$624,884,350

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$610,213,650	$610,213,650	$-	$-
	Short-Term Investment	14,485,729	-	14,485,729	-

	Total	$624,699,379	$610,213,650	$14,485,729	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Basic Materials - 0.0%
PolyMet Mining Corp. * Exp 04/10/23	4,030	$11

Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	154	391
OmniAb, Inc. $12.50 - Earn Out Shares * Ω ±	660	-
OmniAb, Inc. $15.00 - Earn Out Shares * Ω ±	660	-

		391

Total Rights (Cost $0)		402

COMMON STOCKS - 97.8%
Basic Materials - 6.3%
AdvanSix, Inc.	1,925	73,670
Alcoa Corp.	35,376	1,505,603
American Vanguard Corp.	304	6,651
Amyris, Inc. *	18,832	25,611
Arconic Corp. *	104,642	2,744,760
Ashland, Inc.	6,485	666,074
Avient Corp.	29,547	1,216,154
AZZ, Inc.	2,737	112,874
Carpenter Technology Corp.	5,314	237,855
Coeur Mining, Inc. *	31,112	124,137
Commercial Metals Co.	25,210	1,232,769
Constellium SE *	6,447	98,510
Danimer Scientific, Inc. *	9,896	34,141
Ecovyst, Inc. *	9,358	103,406
Elementis PLC * (United Kingdom)	1,497,351	2,199,933
Energy Fuels, Inc. *	2,916	16,271
Glatfelter Corp.	5,475	17,465
Hawkins, Inc.	819	35,856
Haynes International, Inc.	1,353	67,772
HB Fuller Co.	858	58,730
Hecla Mining Co.	61,247	387,693
Hycroft Mining Holding Corp. *	2,983	1,290
Innospec, Inc.	411	42,197
Intrepid Potash, Inc. *	1,216	33,562
Ivanhoe Electric, Inc. *	2,606	31,663
Koppers Holdings, Inc.	2,109	73,752
Mativ Holdings, Inc.	5,627	120,812
Minerals Technologies, Inc.	30,410	1,837,372
Novagold Resources, Inc. * (Canada)	1,509	9,386
Origin Materials, Inc. *	4,440	18,959
Perimeter Solutions SA *	13,016	105,169
Piedmont Lithium, Inc. *	1,369	82,208
PolyMet Mining Corp. * (Canada)	2,417	5,197
Quaker Chemical Corp.	503	99,569
Rayonier Advanced Materials, Inc. *	6,744	42,285
Schnitzer Steel Industries, Inc. Class A	2,554	79,429
Sensient Technologies Corp.	241	18,451
Stepan Co.	2,137	220,175
Sylvamo Corp.	261	12,074
Terawulf, Inc. *	6,937	6,506
Trinseo PLC	3,820	79,647
Tronox Holdings PLC	139,679	2,008,584
Unifi, Inc. *	1,812	14,804
Ur-Energy, Inc. *	2,111	2,238
US Lime & Minerals, Inc.	41	6,260

	Shares	Value
Valhi, Inc.	283	$ 4,927

		15,922,451

Communications - 1.7%
1-800-Flowers.com, Inc. Class A *	2,836	32,614
1stdibs.com, Inc. *	2,867	11,382
A10 Networks, Inc.	1,436	22,244
ADTRAN Holdings, Inc.	906	14,369
Advantage Solutions, Inc. *	8,655	13,675
aka Brands Holding Corp. *	563	307
Allbirds, Inc. Class A *	8,752	10,502
AMC Networks, Inc. Class A *	3,304	58,084
Anterix, Inc. *	1,439	47,545
Arena Group Holdings, Inc. *	363	1,543
ATN International, Inc.	1,194	48,858
Audacy, Inc. *	14,650	1,973
Aviat Networks, Inc. *	1,084	37,355
BARK, Inc. *	11,828	17,151
Blade Air Mobility, Inc. *	6,179	20,885
Boston Omaha Corp. Class A *	2,257	53,423
Bumble, Inc. Class A *	11,081	216,634
Calix, Inc. *	1,337	71,650
Cars.com, Inc. *	6,351	122,574
Clear Channel Outdoor Holdings, Inc. *	40,276	48,331
Cogent Communications Holdings, Inc.	2,173	138,464
Consolidated Communications Holdings, Inc. *	7,279	18,780
ContextLogic, Inc. Class A *	63,189	28,170
Cumulus Media, Inc. Class A *	2,262	8,347
DHI Group, Inc. *	741	2,875
DigitalBridge Group, Inc.	2,038	24,436
EchoStar Corp. Class A *	3,671	67,143
Edgio, Inc. *	1,237	979
Entravision Communications Corp. Class A	1,762	10,660
ePlus, Inc. *	666	32,661
Eventbrite, Inc. Class A *	1,262	10,828
EW Scripps Co. Class A *	6,387	60,102
Figs, Inc. Class A *	1,881	11,643
fuboTV, Inc. *	20,530	24,841
Gannett Co., Inc. *	15,301	28,613
Globalstar, Inc. *	10,593	12,288
Gogo, Inc. *	4,981	72,224
Gray Television, Inc.	5,029	43,853
Groupon, Inc. *	1,890	7,957
HealthStream, Inc. *	2,484	67,316
Hims & Hers Health, Inc. *	2,274	22,558
IDT Corp. Class B *	446	15,200
iHeartMedia, Inc. Class A *	13,165	51,343
Innovid Corp. * (Israel)	1,495	2,108
Inseego Corp. *	8,828	5,141
Inspirato, Inc. *	2,399	2,300
InterDigital, Inc.	2,063	150,393
KORE Group Holdings, Inc. *	4,943	6,030
Lands’ End, Inc. *	1,781	17,311
Liberty Latin America Ltd. Class A *	4,953	41,159
Liberty Latin America Ltd. Class C *	15,502	128,046
Liquidity Services, Inc. *	1,313	17,292
Magnite, Inc. *	14,669	135,835
Maxar Technologies, Inc.	8,107	413,943
NETGEAR, Inc. *	3,093	57,251
Overstock.com, Inc. *	4,651	94,276
Planet Labs PBC *	2,589	10,175
Preformed Line Products Co.	260	33,290
QuinStreet, Inc. *	5,199	82,508
Quotient Technology, Inc. *	8,756	28,720
RealReal, Inc. *	9,173	11,558
Ribbon Communications, Inc. *	7,896	27,004
Rover Group, Inc. *	485	2,197
RumbleON, Inc. Class B *	1,323	8,017
Scholastic Corp.	3,266	111,762
Shenandoah Telecommunications Co.	5,395	102,613
Solo Brands, Inc. Class A *	2,683	19,264

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Squarespace, Inc. Class A *	2,534	$ 80,505
Stagwell, Inc. *	7,599	56,385
Stitch Fix, Inc. Class A *	5,500	28,105
TEGNA, Inc.	24,645	416,747
Telephone & Data Systems, Inc.	11,202	117,733
Terran Orbital Corp. *	4,989	9,180
Thryv Holdings, Inc. *	2,087	48,126
TrueCar, Inc. *	9,540	21,942
Urban One, Inc. *	1,770	11,293
US Cellular Corp. *	1,605	33,272
Vacasa, Inc. Class A *	10,964	10,550
Value Line, Inc.	32	1,547
Vivid Seats, Inc. Class A *	2,293	17,496
WideOpenWest, Inc. *	2,693	28,627
Ziff Davis, Inc. *	4,105	320,395

		4,322,476

Consumer, Cyclical - 12.7%
A-Mark Precious Metals, Inc.	2,127	73,701
Abercrombie & Fitch Co. Class A *	5,384	149,406
Academy Sports & Outdoors, Inc.	8,362	545,621
Acushnet Holdings Corp.	2,614	133,157
Adient PLC *	58,266	2,386,575
Aeva Technologies, Inc. *	9,871	11,747
Allegiant Travel Co. *	966	88,853
America’s Car-Mart, Inc. *	643	50,932
American Axle & Manufacturing Holdings, Inc. *	11,677	91,197
American Eagle Outfitters, Inc.	17,090	229,690
Asbury Automotive Group, Inc. *	1,733	363,930
Aterian, Inc. *	7,090	6,098
Bally’s Corp. *	3,916	76,440
Beacon Roofing Supply, Inc. *	1,693	99,633
Beazer Homes USA, Inc. *	3,243	51,499
Bed Bath & Beyond, Inc. *	2,879	1,230
Big 5 Sporting Goods Corp.	2,154	16,564
Big Lots, Inc.	3,099	33,965
Biglari Holdings, Inc. Class B *	72	12,182
BJ’s Restaurants, Inc. *	2,476	72,151
Bloomin’ Brands, Inc.	2,595	66,562
Bluegreen Vacations Holding Corp.	909	24,888
BlueLinx Holdings, Inc. *	957	65,038
Bowlero Corp. *	3,225	54,664
Boyd Gaming Corp.	10,512	674,029
Brinker International, Inc. *	74,877	2,845,326
Brunswick Corp.	16,485	1,351,770
Buckle, Inc.	196	6,995
Build-A-Bear Workshop, Inc.	454	10,551
Capri Holdings Ltd. *	14,460	679,620
Carter’s, Inc.	21,661	1,557,859
Cato Corp. Class A	1,950	17,238
Cenntro Electric Group Ltd. * (Australia)	23,452	10,830
Century Casinos, Inc. *	307	2,250
Century Communities, Inc.	7,346	469,556
Cepton, Inc. *	1,086	504
Chico’s FAS, Inc. *	3,731	20,521
Children’s Place, Inc. *	27,127	1,091,862
Chuy’s Holdings, Inc. *	2,004	71,843
Cinemark Holdings, Inc. *	2,523	37,315
Citi Trends, Inc. *	839	15,958
Clean Energy Fuels Corp. *	18,513	80,717
CompX International, Inc.	141	2,549
Conn’s, Inc. *	1,263	7,654
Container Store Group, Inc. *	3,931	13,483
Dalata Hotel Group PLC * (Ireland)	159,576	723,552
Dana, Inc.	14,319	215,501
Denny’s Corp. *	31,874	355,714
Designer Brands, Inc. Class A	1,380	12,061
Destination XL Group, Inc. *	2,871	15,819
Dine Brands Global, Inc.	199	13,460
Dr. Martens PLC (United Kingdom)	208,936	366,380
Duluth Holdings, Inc. Class B *	730	4,657

	Shares	Value
El Pollo Loco Holdings, Inc.	2,124	$ 20,369
Ermenegildo Zegna NV (Italy)	5,063	69,059
Ethan Allen Interiors, Inc.	2,471	67,854
Everi Holdings, Inc. *	4,316	74,019
EVgo, Inc. *	6,310	49,155
Express, Inc. *	8,280	6,527
First Watch Restaurant Group, Inc. *	1,169	18,774
FirstCash Holdings, Inc.	2,077	198,084
Foot Locker, Inc.	8,890	352,844
Forestar Group, Inc. *	1,635	25,441
Fossil Group, Inc. *	4,888	15,642
Franchise Group, Inc.	206	5,614
Full House Resorts, Inc. *	2,461	17,793
G-III Apparel Group Ltd. *	4,818	74,920
Genesco, Inc. *	1,322	48,755
Global Industrial Co.	410	11,004
Goodyear Tire & Rubber Co. *	30,942	340,981
Green Brick Partners, Inc. *	2,169	76,045
Group 1 Automotive, Inc.	2,352	532,540
GrowGeneration Corp. *	6,269	21,440
Haverty Furniture Cos., Inc.	1,590	50,737
Hawaiian Holdings, Inc. *	5,530	50,655
Hibbett, Inc.	270	15,925
Hilton Grand Vacations, Inc. *	31,214	1,386,838
Hyliion Holdings Corp. *	14,999	29,698
IMAX Corp. *	2,195	42,100
Interface, Inc.	969	7,868
International Game Technology PLC	8,435	226,058
iRobot Corp. *	324	14,139
Jack in the Box, Inc.	21,177	1,854,893
JOANN, Inc.	1,395	2,218
Johnson Outdoors, Inc. Class A	569	35,853
KAR Auction Services, Inc. *	12,008	164,269
KB Home	6,866	275,876
Kimball International, Inc. Class B	3,907	48,447
La-Z-Boy, Inc.	4,751	138,159
Landsea Homes Corp. *	1,129	6,842
LCI Industries	6,010	660,319
LGI Homes, Inc. *	2,112	240,831
Life Time Group Holdings, Inc. *	4,591	73,272
Lifetime Brands, Inc.	1,637	9,626
Light & Wonder, Inc. *	10,423	625,901
Lindblad Expeditions Holdings, Inc. *	3,385	32,361
Lions Gate Entertainment Corp. Class A *	6,367	70,483
Lions Gate Entertainment Corp. Class B *	12,611	130,902
LL Flooring Holdings, Inc. *	2,817	10,705
Lordstown Motors Corp. Class A *	16,981	11,260
M/I Homes, Inc. *	9,720	613,235
Madison Square Garden Entertainment Corp. *	2,900	171,303
Marcus Corp.	2,598	41,568
MarineMax, Inc. *	2,159	62,071
MDC Holdings, Inc.	4,761	185,060
Meritage Homes Corp.	5,573	650,704
Methode Electronics, Inc.	3,937	172,756
Microvast Holdings, Inc. *	9,052	11,224
Miller Industries, Inc.	1,141	40,334
MillerKnoll, Inc.	8,435	172,496
Motorcar Parts of America, Inc. *	1,952	14,523
Movado Group, Inc.	1,653	47,557
National Vision Holdings, Inc. *	8,154	153,621
Nikola Corp. *	2,856	3,456
Nu Skin Enterprises, Inc. Class A	3,264	128,308
ODP Corp. *	4,437	199,576
OneWater Marine, Inc. Class A *	1,143	31,970
Oxford Industries, Inc.	503	53,112
Papa John’s International, Inc.	997	74,705
Patrick Industries, Inc.	2,150	147,942
PC Connection, Inc.	1,229	55,256
PetMed Express, Inc.	385	6,252
PLBY Group, Inc. *	5,176	10,248
PriceSmart, Inc.	1,064	76,055
Proterra, Inc. *	13,234	20,116

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Purple Innovation, Inc. *	6,548	$ 17,287
Qurate Retail, Inc. Series A *	38,237	37,771
RCI Hospitality Holdings, Inc.	47	3,674
Red Rock Resorts, Inc. Class A	3,103	138,301
Resideo Technologies, Inc. *	15,983	292,169
REV Group, Inc.	24,460	293,275
Rite Aid Corp. *	2,568	5,752
Rocky Brands, Inc.	657	15,157
Rush Enterprises, Inc. Class A	4,576	249,850
Rush Enterprises, Inc. Class B	716	42,881
Sally Beauty Holdings, Inc. *	708	11,031
ScanSource, Inc. *	2,757	83,923
SeaWorld Entertainment, Inc. *	2,204	135,127
Shoe Carnival, Inc.	1,856	47,606
Signet Jewelers Ltd.	4,941	384,311
SkyWest, Inc. *	5,593	123,997
Sleep Number Corp. *	1,284	39,046
Snap One Holdings Corp. *	1,865	17,438
Solid Power, Inc. *	8,760	26,368
Sonic Automotive, Inc. Class A	1,996	108,463
Sovos Brands, Inc. *	1,414	23,586
Spirit Airlines, Inc.	12,069	207,225
Sportsman’s Warehouse Holdings, Inc. *	4,079	34,590
Standard Motor Products, Inc.	2,202	81,276
Steelcase, Inc. Class A	9,505	80,032
Superior Group of Cos., Inc.	1,123	8,838
Taylor Morrison Home Corp. *	12,278	469,756
ThredUp, Inc. Class A *	4,983	12,607
Tile Shop Holdings, Inc. *	3,317	15,557
Tilly’s, Inc. Class A *	2,283	17,602
Titan Machinery, Inc. *	2,211	67,325
Topgolf Callaway Brands Corp. *	15,481	334,699
Torrid Holdings, Inc. *	811	3,536
Traeger, Inc. *	3,226	13,259
TravelCenters of America, Inc. *	1,392	120,408
Tri Pointe Homes, Inc. *	10,125	256,365
Tupperware Brands Corp. *	5,567	13,918
TuSimple Holdings, Inc. Class A *	15,455	22,719
UniFirst Corp.	1,655	291,661
Universal Electronics, Inc. *	1,536	15,575
Urban Outfitters, Inc. *	7,088	196,479
Vinco Ventures, Inc. *	13,870	4,456
Virgin Galactic Holdings, Inc. *	13,869	56,169
Vista Outdoor, Inc. *	6,203	171,885
VSE Corp.	1,158	51,994
Wabash National Corp.	669	16,451
Weyco Group, Inc.	659	16,673
Wheels Up Experience, Inc. *	15,734	9,956
Winmark Corp.	307	98,372
Winnebago Industries, Inc.	3,312	191,102
Workhorse Group, Inc. *	1,628	2,165
World Fuel Services Corp.	6,752	172,514
Xperi, Inc. *	4,552	49,753
Xponential Fitness, Inc. Class A *	1,560	47,408
Zumiez, Inc. *	1,709	31,514

		32,048,692

Consumer, Non-Cyclical - 15.0%
23andMe Holding Co. Class A *	16,072	36,644
2seventy bio, Inc. *	4,083	41,647
2U, Inc. *	8,377	57,382
4D Molecular Therapeutics, Inc. *	3,277	56,332
Aaron’s Co., Inc.	3,308	31,955
AbCellera Biologics, Inc. * (Canada)	13,233	99,777
ABM Industries, Inc.	7,325	329,186
Absci Corp. *	6,509	11,391
ACCO Brands Corp.	10,047	53,450
Accolade, Inc. *	7,264	104,456
Acrivon Therapeutics, Inc. *	543	6,891
AdaptHealth Corp. *	7,887	98,035
Adaptive Biotechnologies Corp. *	11,818	104,353

	Shares	Value
Addus HomeCare Corp. *	1,042	$ 111,244
Adicet Bio, Inc. *	3,312	19,077
ADMA Biologics, Inc. *	12,967	42,921
Adtalem Global Education, Inc. *	4,935	190,590
Aerovate Therapeutics, Inc. *	998	20,130
Affimed NV * (Germany)	1,510	1,126
Agios Pharmaceuticals, Inc. *	6,050	138,969
Akero Therapeutics, Inc. *	3,584	137,124
Alico, Inc.	761	18,416
Alight, Inc. Class A *	42,475	391,195
Allogene Therapeutics, Inc. *	8,703	42,993
Allovir, Inc. *	3,242	12,773
Alpha Teknova, Inc. *	701	2,075
Alphatec Holdings, Inc. *	782	12,199
Alpine Immune Sciences, Inc. *	1,429	11,032
Alta Equipment Group, Inc.	1,922	30,464
ALX Oncology Holdings, Inc. *	2,108	9,528
American Public Education, Inc. *	2,312	12,531
American Well Corp. Class A *	25,050	59,118
Amylyx Pharmaceuticals, Inc. *	4,481	131,473
AN2 Therapeutics, Inc. *	1,046	10,324
AnaptysBio, Inc. *	2,213	48,155
Andersons, Inc.	3,544	146,438
AngioDynamics, Inc. *	4,064	42,022
ANI Pharmaceuticals, Inc. *	1,392	55,290
Anika Therapeutics, Inc. *	1,592	45,722
API Group Corp. *	22,774	511,960
AppHarvest, Inc. *	9,064	5,550
Arbutus Biopharma Corp. *	5,162	15,641
Arcellx, Inc. *	3,264	100,564
Arcturus Therapeutics Holdings, Inc. *	326	7,814
Arcus Biosciences, Inc. *	5,705	104,059
Artivion, Inc. *	749	9,812
Atara Biotherapeutics, Inc. *	10,028	29,081
Atea Pharmaceuticals, Inc. *	7,915	26,515
Athira Pharma, Inc. *	3,981	9,953
ATI Physical Therapy, Inc. *	8,550	2,173
AtriCure, Inc. *	1,816	75,273
Avanos Medical, Inc. *	5,179	154,023
Aveanna Healthcare Holdings, Inc. *	4,980	5,179
Avidity Biosciences, Inc. *	7,215	110,750
B&G Foods, Inc.	7,826	121,538
Bakkt Holdings, Inc. *	5,228	8,992
Barrett Business Services, Inc.	76	6,737
Beachbody Co., Inc. *	11,191	5,396
Beauty Health Co. *	1,028	12,984
Benson Hill, Inc. *	8,618	9,911
BioCryst Pharmaceuticals, Inc. *	6,279	52,367
Biohaven Ltd. *	2,617	35,748
BioLife Solutions, Inc. *	3,401	73,972
Bionano Genomics, Inc. *	32,674	36,268
Bioventus, Inc. Class A *	3,920	4,194
Bioxcel Therapeutics, Inc. *	2,088	38,962
Bird Global, Inc. Class A *	21,041	5,889
Bluebird Bio, Inc. *	11,522	36,640
Boxed, Inc. *	7,514	1,426
Bridgebio Pharma, Inc. *	4,382	72,654
Bright Health Group, Inc. *	24,891	5,483
BrightView Holdings, Inc. *	4,481	25,183
Brookdale Senior Living, Inc. *	20,313	59,923
Butterfly Network, Inc. *	14,514	27,286
C4 Therapeutics, Inc. *	4,567	14,340
Cal-Maine Foods, Inc.	323	19,667
Cara Therapeutics, Inc. *	4,892	24,020
Cardiovascular Systems, Inc. *	2,036	40,435
CareMax, Inc. *	6,383	17,043
Caribou Biosciences, Inc. *	6,125	32,524
Cass Information Systems, Inc.	1,229	53,228
Castle Biosciences, Inc. *	2,679	60,867
Celldex Therapeutics, Inc. *	3,991	143,596
Central Garden & Pet Co. *	706	28,988
Central Garden & Pet Co. Class A *	2,817	110,060

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Century Therapeutics, Inc. *	2,465	$ 8,554
Chefs’ Warehouse, Inc. *	1,102	37,523
Chimerix, Inc. *	3,295	4,152
Chinook Therapeutics, Inc. *	5,615	129,987
Cipher Mining, Inc. *	4,347	10,129
Cogent Biosciences, Inc. *	6,991	75,433
Community Health Systems, Inc. *	13,657	66,919
CompoSecure, Inc. *	266	1,958
CoreCivic, Inc. *	12,651	116,389
Crinetics Pharmaceuticals, Inc. *	4,948	79,465
Cross Country Healthcare, Inc. *	3,386	75,576
CTI BioPharma Corp. *	8,802	36,968
Cue Health, Inc. *	11,890	21,640
Cullinan Oncology, Inc. *	2,859	29,248
Custom Truck One Source, Inc. *	4,450	30,216
Cytokinetics, Inc. *	861	30,299
Day One Biopharmaceuticals, Inc. *	3,024	40,431
Deciphera Pharmaceuticals, Inc. *	4,144	64,025
Deluxe Corp.	4,727	75,632
Design Therapeutics, Inc. *	3,700	21,349
DICE Therapeutics, Inc. *	3,920	112,308
Distribution Solutions Group, Inc. *	93	4,228
Dyne Therapeutics, Inc. *	3,459	39,848
Edgewell Personal Care Co.	5,692	241,455
Edgewise Therapeutics, Inc. *	4,139	27,607
Editas Medicine, Inc. *	7,544	54,694
Eiger BioPharmaceuticals, Inc. *	481	431
Embecta Corp.	856	24,071
Emergent BioSolutions, Inc. *	5,499	56,970
Enanta Pharmaceuticals, Inc. *	1,943	78,575
Ennis, Inc.	2,943	62,068
Enochian Biosciences, Inc. *	2,530	2,315
Envista Holdings Corp. *	78,819	3,222,121
EQRx, Inc. *	21,953	42,589
Erasca, Inc. *	8,205	24,697
European Wax Center, Inc. Class A	217	4,123
EyePoint Pharmaceuticals, Inc. *	1,722	5,063
FibroGen, Inc. *	1,041	19,425
First Advantage Corp. *	5,918	82,615
Fresh Del Monte Produce, Inc.	3,215	96,804
Fulcrum Therapeutics, Inc. *	5,470	15,590
Fulgent Genetics, Inc. *	2,355	73,523
GeneDx Holdings Corp. *	34,658	12,650
Generation Bio Co. *	5,005	21,522
GEO Group, Inc. *	13,102	103,375
Geron Corp. *	14,143	30,690
Glanbia PLC (Ireland)	216,596	3,127,751
Graham Holdings Co. Class B	406	241,911
Green Dot Corp. Class A *	4,586	78,787
Greenidge Generation Holdings, Inc. *	1,209	546
Hackett Group, Inc.	371	6,856
Hain Celestial Group, Inc. *	10,034	172,083
Healthcare Services Group, Inc.	4,209	58,379
Heidrick & Struggles International, Inc.	2,134	64,788
Herbalife Nutrition Ltd. *	3,594	57,863
Herc Holdings, Inc.	17,033	1,940,059
HF Foods Group, Inc. *	3,731	14,626
HilleVax, Inc. *	1,535	25,374
Honest Co., Inc. *	7,348	13,226
Hostess Brands, Inc. *	14,656	364,641
Huron Consulting Group, Inc. *	865	69,520
ICF International, Inc.	7,055	773,934
Icosavax, Inc. *	2,234	12,957
Ideaya Biosciences, Inc. *	4,837	66,412
IGM Biosciences, Inc. *	297	4,081
ImmunityBio, Inc. *	2,422	4,408
ImmunoGen, Inc. *	11,864	45,558
Immunovant, Inc. *	4,854	75,286
Inari Medical, Inc. *	469	28,956
Information Services Group, Inc.	2,214	11,269
Ingles Markets, Inc. Class A	1,587	140,767
Innovage Holding Corp. *	2,105	16,798

	Shares	Value
Inogen, Inc. *	2,350	$ 29,328
Inotiv, Inc. *	2,565	11,106
Inovio Pharmaceuticals, Inc. *	26,993	22,134
Instil Bio, Inc. *	8,942	5,909
Integer Holdings Corp. *	41,383	3,207,182
Intellia Therapeutics, Inc. *	3,178	118,444
Invitae Corp. *	26,629	35,949
Invivyd, Inc. *	6,262	7,514
Iovance Biotherapeutics, Inc. *	16,770	102,465
iTeos Therapeutics, Inc. *	2,569	34,964
Janux Therapeutics, Inc. *	1,874	22,675
John B Sanfilippo & Son, Inc.	378	36,636
John Wiley & Sons, Inc. Class A	281	10,894
Jounce Therapeutics, Inc. *	3,799	7,028
KalVista Pharmaceuticals, Inc. *	2,637	20,727
Kelly Services, Inc. Class A	3,686	61,151
Keros Therapeutics, Inc. *	119	5,081
Kezar Life Sciences, Inc. *	5,748	17,991
Kiniksa Pharmaceuticals Ltd. Class A *	181	1,948
Kinnate Biopharma, Inc. *	2,956	18,475
Kodiak Sciences, Inc. *	3,617	22,425
Krispy Kreme, Inc.	5,781	89,895
Kronos Bio, Inc. *	5,035	7,351
Krystal Biotech, Inc. *	1,580	126,495
Kura Oncology, Inc. *	7,098	86,809
Kymera Therapeutics, Inc. *	4,185	124,002
Lancaster Colony Corp.	329	66,748
Laureate Education, Inc.	14,758	173,554
Lexicon Pharmaceuticals, Inc. *	5,089	12,366
Lifecore Biomedical, Inc. *	3,257	12,295
LifeStance Health Group, Inc. *	7,370	54,759
Ligand Pharmaceuticals, Inc. *	1,448	106,515
Liquidia Corp. *	1,709	11,809
LivaNova PLC *	1,389	60,533
LiveRamp Holdings, Inc. *	7,107	155,857
Lyell Immunopharma, Inc. *	18,894	44,590
MacroGenics, Inc. *	6,583	47,200
MannKind Corp. *	25,104	102,926
Maple Leaf Foods, Inc. (Canada)	108,368	2,096,799
Marathon Digital Holdings, Inc. *	12,784	111,476
MarketWise, Inc. *	2,246	4,155
Matthews International Corp. Class A	3,317	119,611
MaxCyte, Inc. *	9,624	47,639
MeiraGTx Holdings PLC *	3,463	17,904
Merit Medical Systems, Inc. *	855	63,227
Mersana Therapeutics, Inc. *	10,107	41,540
MiMedx Group, Inc. *	12,321	42,015
Mineralys Therapeutics, Inc. *	758	11,870
Mission Produce, Inc. *	3,865	42,940
ModivCare, Inc. *	952	80,044
MoneyGram International, Inc. *	10,394	108,305
Moneylion, Inc. *	11,685	6,635
Monro, Inc.	3,460	171,028
Monte Rosa Therapeutics, Inc. *	3,244	25,271
Morphic Holding, Inc. *	410	15,432
Multiplan Corp. *	41,266	43,742
Myriad Genetics, Inc. *	8,776	203,866
Nano-X Imaging Ltd. * (Israel)	4,546	26,230
NanoString Technologies, Inc. *	562	5,564
National HealthCare Corp.	1,373	79,730
Natural Grocers by Vitamin Cottage, Inc.	222	2,609
Nature’s Sunshine Products, Inc. *	1,476	15,070
Nautilus Biotechnology, Inc. *	5,704	15,800
Nektar Therapeutics*	19,817	13,929
Neogen Corp. *	1,919	35,540
NeoGenomics, Inc. *	13,879	241,633
NGM Biopharmaceuticals, Inc. *	2,062	8,413
Nkarta, Inc. *	3,236	11,488
Nurix Therapeutics, Inc. *	5,067	44,995
Nuvalent, Inc. Class A *	2,227	58,102
Nuvation Bio, Inc. *	12,501	20,752
OmniAb, Inc. *	7,380	27,158

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
OPKO Health, Inc. *	44,088	$ 64,368
OraSure Technologies, Inc. *	7,839	47,426
Orthofix Medical, Inc. *	3,744	62,712
Oscar Health, Inc. Class A *	13,177	86,178
Owens & Minor, Inc. *	7,124	103,654
P3 Health Partners, Inc. *	884	937
Pacific Biosciences of California, Inc. *	27,340	316,597
Pardes Biosciences, Inc. *	3,463	4,571
Patterson Cos., Inc.	2,028	54,290
Paysafe Ltd. *	3,078	53,157
Pediatrix Medical Group, Inc. *	9,113	135,875
PepGen, Inc. *	1,230	15,043
Perdoceo Education Corp. *	7,411	99,530
PetIQ, Inc. *	679	7,768
PFSweb, Inc.	1,366	5,792
PhenomeX, Inc. *	7,113	8,251
Phibro Animal Health Corp. Class A	242	3,707
PMV Pharmaceuticals, Inc. *	4,022	19,185
Point Biopharma Global, Inc. SPAC *	613	4,457
Praxis Precision Medicines, Inc. *	4,464	3,611
Precigen, Inc. *	2,339	2,479
Prestige Consumer Healthcare, Inc. *	5,482	343,338
Prime Medicine, Inc. *	702	8,635
Primo Water Corp.	17,353	266,369
PROG Holdings, Inc. *	4,598	109,386
Protagonist Therapeutics, Inc. *	5,144	118,312
Provention Bio, Inc. *	1,066	25,691
PTC Therapeutics, Inc. *	1,888	91,455
QinetiQ Group PLC (United Kingdom)	366,187	1,471,133
Quad/Graphics, Inc. *	3,208	13,762
Quanex Building Products Corp.	3,697	79,596
Quanterix Corp. *	3,214	36,222
Quantum-Si, Inc. *	9,435	16,606
Rallybio Corp. *	582	3,323
RAPT Therapeutics, Inc. *	1,001	18,368
Reata Pharmaceuticals, Inc. Class A *	501	45,551
Recursion Pharmaceuticals, Inc. Class A *	13,792	91,993
REGENXBIO, Inc. *	4,386	82,939
Relay Therapeutics, Inc. *	8,675	142,877
Relmada Therapeutics, Inc. *	1,019	2,303
Repay Holdings Corp. *	9,568	62,862
Replimune Group, Inc. *	5,186	91,585
Resources Connection, Inc.	3,505	59,795
REVOLUTION Medicines, Inc. *	8,263	178,977
Riot Platforms, Inc. *	17,574	175,564
Ritchie Bros Auctioneers, Inc. (Canada)	31,544	1,775,612
Rocket Pharmaceuticals, Inc. *	6,205	106,292
RxSight, Inc. *	203	3,386
Sabre Corp. *	28,836	123,706
Sage Therapeutics, Inc. *	5,755	241,480
Sana Biotechnology, Inc. *	9,720	31,784
Sangamo Therapeutics, Inc. *	13,794	24,277
Scilex Holding Co. * (Singapore)	6,965	57,113
Seer, Inc. *	5,633	21,743
Select Medical Holdings Corp.	1,728	44,669
Seneca Foods Corp. Class A *	557	29,114
Singular Genomics Systems, Inc. *	6,914	8,366
SomaLogic, Inc. *	14,682	37,439
SpartanNash Co.	3,916	97,117
Spire Global, Inc. *	15,401	10,288
SpringWorks Therapeutics, Inc. *	3,236	83,295
Sterling Check Corp. *	223	2,486
Stoke Therapeutics, Inc. *	2,427	20,217
StoneCo Ltd. Class A * (Brazil)	14,732	140,543
Strategic Education, Inc.	2,503	224,844
SunOpta, Inc. * (Canada)	889	6,845
Supernus Pharmaceuticals, Inc. *	5,318	192,671
Surgery Partners, Inc. *	711	24,508
Sutro Biopharma, Inc. *	5,887	27,198
Syndax Pharmaceuticals, Inc. *	5,122	108,177
Tactile Systems Technology, Inc. *	1,389	22,807
Talaris Therapeutics, Inc. *	2,703	5,082

	Shares	Value
Tango Therapeutics, Inc. *	4,994	$ 19,726
Tarsus Pharmaceuticals, Inc. *	2,007	25,228
Tattooed Chef, Inc. *	999	1,419
Tejon Ranch Co. *	2,270	41,473
Tenaya Therapeutics, Inc. *	5,064	14,432
Textainer Group Holdings Ltd. (China)	4,142	133,000
Theravance Biopharma, Inc. *	817	8,864
Theseus Pharmaceuticals, Inc. *	2,014	17,884
Third Harmonic Bio, Inc. *	884	3,642
Tootsie Roll Industries, Inc.	217	9,727
Travere Therapeutics, Inc. *	570	12,819
TreeHouse Foods, Inc. *	5,603	282,559
Triton International Ltd. (Bermuda)	6,411	405,303
TrueBlue, Inc. *	3,514	62,549
Twist Bioscience Corp. *	1,803	27,189
Tyra Biosciences, Inc. *	1,448	23,269
United Natural Foods, Inc. *	6,152	162,105
Universal Corp.	2,677	141,587
Utah Medical Products, Inc.	11	1,042
Utz Brands, Inc.	1,026	16,898
V2X, Inc. *	1,313	52,152
Vanda Pharmaceuticals, Inc. *	6,041	41,018
Varex Imaging Corp. *	4,219	76,744
Vaxart, Inc. *	12,607	9,540
VBI Vaccines, Inc. *	24,264	7,352
Vector Group Ltd.	13,524	162,423
Vera Therapeutics, Inc. *	146	1,133
Veracyte, Inc. *	7,924	176,705
Verve Therapeutics, Inc. *	4,330	62,439
Viad Corp. *	2,219	46,244
ViewRay, Inc. *	2,040	7,058
Village Super Market, Inc. Class A	899	20,569
Vintage Wine Estates, Inc. *	3,345	3,579
Vir Biotechnology, Inc. *	8,005	186,276
Viridian Therapeutics, Inc. *	1,127	28,671
Weis Markets, Inc.	1,816	153,761
Whole Earth Brands, Inc. *	3,793	9,710
Willdan Group, Inc. *	1,082	16,901
WillScot Mobile Mini Holdings Corp. *	1,501	70,367
WW International, Inc. *	6,156	25,363
Xencor, Inc. *	6,352	177,157
Zentalis Pharmaceuticals, Inc. *	301	5,177
Zimvie, Inc. *	2,128	15,385

		37,779,152

Energy - 6.6%
Aemetis, Inc. *	2,817	6,535
Alto Ingredients, Inc. *	7,726	11,589
Amplify Energy Corp. *	1,209	8,306
Archrock, Inc.	14,937	145,934
Berry Corp.	6,923	54,346
Borr Drilling Ltd. * (United Arab Emirates)	11,927	90,407
Bristow Group, Inc. *	2,551	57,142
California Resources Corp.	8,183	315,045
Callon Petroleum Co. *	908	30,364
Chord Energy Corp.	1,864	250,894
Civitas Resources, Inc.	8,134	555,878
Cleanspark, Inc. *	8,378	23,291
CNX Resources Corp. *	17,599	281,936
CONSOL Energy, Inc.	192	11,188
Crescent Point Energy Corp. (Canada)	578,699	4,084,934
Diamond Offshore Drilling, Inc. *	11,302	136,076
DMC Global, Inc. *	1,528	33,570
Dril-Quip, Inc. *	3,745	107,444
Eneti, Inc.	2,474	23,132
Equitrans Midstream Corp.	34,638	200,208
Excelerate Energy, Inc. Class A	2,026	44,856
Expro Group Holdings NV *	9,626	176,733
FuelCell Energy, Inc. *	12,272	34,975
FutureFuel Corp.	2,822	20,826
Gevo, Inc. *	21,496	33,104

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Golar LNG Ltd. * (Cameroon)	10,493	$ 226,649
Green Plains, Inc. *	105,602	3,272,606
Helix Energy Solutions Group, Inc. *	15,860	122,756
Helmerich & Payne, Inc.	11,385	407,014
Hunting PLC (United Kingdom)	181,209	527,553
Kinetik Holdings, Inc.	1,647	51,551
Murphy Oil Corp.	9,233	341,436
Nabors Industries Ltd. *	116	14,142
NACCO Industries, Inc. Class A	404	14,572
National Energy Services Reunited Corp. *	4,043	21,266
Newpark Resources, Inc. *	9,420	36,267
NextDecade Corp. *	696	3,459
Noble Corp. PLC *	7,626	300,998
Northern Oil & Gas, Inc.	1,089	33,051
NOW, Inc. *	12,275	136,866
Oceaneering International, Inc. *	1,027	18,106
Oil States International, Inc. *	6,875	57,269
Patterson-UTI Energy, Inc.	7,568	88,546
PBF Energy, Inc. Class A	10,081	437,112
Peabody Energy Corp. *	12,981	332,314
Permian Resources Corp.	22,560	236,880
ProFrac Holding Corp. Class A *	1,346	17,054
ProPetro Holding Corp. *	9,539	68,585
REX American Resources Corp. *	1,694	48,431
Riley Exploration Permian, Inc.	375	14,273
Ring Energy, Inc. *	6,757	12,838
Select Energy Services, Inc. Class A	7,798	54,274
Stem, Inc. *	970	5,500
SunCoke Energy, Inc.	9,101	81,727
Sunnova Energy International, Inc. *	10,983	171,554
TechnipFMC PLC * (United Kingdom)	151,572	2,068,958
Tidewater, Inc. *	5,137	226,439
US Silica Holdings, Inc. *	6,872	82,052
Vertex Energy, Inc. *	895	8,843
W&T Offshore, Inc. *	2,066	10,495
Warrior Met Coal, Inc.	5,090	186,854

		16,477,003

Financial - 30.2%
1st Source Corp.	1,839	79,353
Acadia Realty Trust REIT	9,910	138,244
ACNB Corp.	883	28,742
AFC Gamma, Inc. REIT	1,647	20,028
Agree Realty Corp. REIT	9,620	660,028
Alerus Financial Corp.	1,789	28,713
Alexander & Baldwin, Inc. REIT *	78,012	1,475,207
Amalgamated Financial Corp.	1,928	34,106
Ambac Financial Group, Inc. *	4,917	76,115
Amerant Bancorp, Inc.	3,029	65,911
American Assets Trust, Inc. REIT	5,438	101,092
American Equity Investment Life Holding Co.	7,843	286,191
American National Bankshares, Inc.	1,133	35,916
American Realty Investors, Inc. *	134	3,527
Ameris Bancorp	7,103	259,828
AMERISAFE, Inc.	2,087	102,159
Angel Oak Mortgage REIT, Inc. REIT	1,082	7,899
Anywhere Real Estate, Inc. *	11,724	61,903
Apartment Investment & Management Co. Class A REIT	16,555	127,308
Apollo Commercial Real Estate Finance, Inc. REIT	15,570	144,957
Apple Hospitality REIT, Inc.	23,815	369,609
Applied Digital Corp. *	5,027	11,260
Arbor Realty Trust, Inc. REIT	18,212	209,256
Ares Commercial Real Estate Corp. REIT	5,606	50,959
Argo Group International Holdings Ltd.	3,527	103,306
Armada Hoffler Properties, Inc. REIT	7,330	86,567
ARMOUR Residential REIT, Inc.	17,713	92,993
Arrow Financial Corp.	1,685	41,973
Artisan Partners Asset Management, Inc. Class A	2,277	72,818
Ashford Hospitality Trust, Inc. REIT *	3,200	10,272
AssetMark Financial Holdings, Inc. *	2,353	74,002

	Shares	Value
Associated Banc-Corp.	16,751	$ 301,183
Associated Capital Group, Inc. Class A	148	5,469
Atlantic Union Bankshares Corp.	35,066	1,229,063
Atlanticus Holdings Corp. *	224	6,077
Axos Financial, Inc. *	5,530	204,168
Banc of California, Inc.	5,663	70,957
BancFirst Corp.	897	74,541
Banco Latinoamericano de Comercio Exterior SA (Panama)	3,004	52,210
Bancorp, Inc. *	2,450	68,233
Bank First Corp.	844	62,102
Bank of Marin Bancorp	1,904	41,679
Bank of NT Butterfield & Son Ltd. (Bermuda)	5,210	140,670
BankUnited, Inc.	8,095	182,785
Bankwell Financial Group, Inc.	752	18,695
Banner Corp.	3,669	199,484
Bar Harbor Bankshares	1,614	42,690
BayCom Corp.	1,223	20,889
BCB Bancorp, Inc.	1,825	23,962
Berkshire Hills Bancorp, Inc.	4,531	113,547
BGC Partners, Inc. Class A	34,752	181,753
Blackstone Mortgage Trust, Inc. Class A REIT	18,985	338,882
Blue Foundry Bancorp *	2,763	26,304
Blue Ridge Bankshares, Inc.	1,859	18,962
Bluerock Homes Trust, Inc. REIT *	295	5,847
Braemar Hotels & Resorts, Inc. REIT	7,025	27,117
Brandywine Realty Trust REIT	18,538	87,685
Bread Financial Holdings, Inc.	16,981	514,864
Bridgewater Bancshares, Inc. *	1,774	19,230
Brightsphere Investment Group, Inc.	239	5,636
BrightSpire Capital, Inc. REIT	10,234	60,381
Broadmark Realty Capital, Inc. REIT	14,220	66,834
Broadstone Net Lease, Inc. REIT	18,995	323,105
Brookfield Business Corp. Class A (Canada)	377	7,472
Brookline Bancorp, Inc.	8,972	94,206
BRT Apartments Corp. REIT	1,435	28,298
Business First Bancshares, Inc.	2,837	48,598
Byline Bancorp, Inc.	2,935	63,455
Cadence Bank	18,319	380,302
Cambridge Bancorp	746	48,348
Camden National Corp.	25,249	913,761
Cannae Holdings, Inc. *	7,820	157,808
Capital Bancorp, Inc.	982	16,340
Capital City Bank Group, Inc.	1,477	43,291
Capitol Federal Financial, Inc.	13,924	93,709
Capstar Financial Holdings, Inc.	2,221	33,648
CareTrust REIT, Inc.	10,148	198,698
Carter Bankshares, Inc. *	2,603	36,442
Cathay General Bancorp	7,845	270,809
CBL & Associates Properties, Inc. REIT	2,437	62,485
Centerspace REIT	1,645	89,866
Central Pacific Financial Corp.	2,917	52,214
Chatham Lodging Trust REIT	5,235	54,915
Chicago Atlantic Real Estate Finance, Inc.	680	9,187
Chimera Investment Corp. REIT	26,234	147,960
Citizens & Northern Corp.	1,813	38,762
City Holding Co.	1,569	142,591
City Office REIT, Inc.	4,252	29,339
Civista Bancshares, Inc.	1,873	31,616
Claros Mortgage Trust, Inc. REIT	10,177	118,562
Clipper Realty, Inc. REIT	46	264
CNB Financial Corp.	2,455	47,136
CNO Financial Group, Inc.	73,993	1,641,905
Colony Bankcorp, Inc.	1,787	18,227
Columbia Banking System, Inc.	117,071	2,507,661
Columbia Financial, Inc. *	2,616	47,820
Community Bank System, Inc.	5,731	300,820
Community Healthcare Trust, Inc. REIT	1,061	38,833
Community Trust Bancorp, Inc.	1,805	68,500
Compass Diversified Holdings	6,863	130,946
ConnectOne Bancorp, Inc.	4,054	71,675
Consumer Portfolio Services, Inc. *	879	9,397

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Corporate Office Properties Trust REIT	10,944	$259,482
Crawford & Co. Class A	1,578	13,192
CrossFirst Bankshares, Inc. *	4,873	51,069
Cryptyde, Inc. *	960	80
CTO Realty Growth, Inc. REIT	2,494	43,046
Curo Group Holdings Corp.	738	1,277
Cushman & Wakefield PLC *	22,911	241,482
Customers Bancorp, Inc. *	3,333	61,727
CVB Financial Corp.	14,310	238,691
DiamondRock Hospitality Co. REIT	23,098	187,787
Dime Community Bancshares, Inc.	3,563	80,951
Diversified Healthcare Trust REIT	25,976	35,068
Doma Holdings, Inc. *	15,706	6,400
Donegal Group, Inc. Class A	1,699	25,961
Douglas Elliman, Inc.	7,590	23,605
Dynex Capital, Inc. REIT	5,803	70,332
Eagle Bancorp, Inc.	3,283	109,882
Easterly Government Properties, Inc. REIT	10,040	137,950
Eastern Bankshares, Inc.	13,692	172,793
eHealth, Inc. *	2,162	20,236
Ellington Financial, Inc. REIT	6,925	84,554
Elme Communities REIT	9,351	167,009
Empire State Realty Trust, Inc. Class A REIT	14,531	94,306
Employers Holdings, Inc.	2,883	120,192
Enact Holdings, Inc.	3,339	76,330
Encore Capital Group, Inc. *	2,576	129,959
Enova International, Inc. *	3,387	150,484
Enstar Group Ltd. *	1,251	289,969
Enterprise Bancorp, Inc.	1,131	35,581
Enterprise Financial Services Corp.	4,008	178,717
Equity Bancshares, Inc. Class A	1,642	40,016
Equity Commonwealth REIT	11,547	239,138
Esquire Financial Holdings, Inc.	137	5,357
Essent Group Ltd.	11,711	469,026
Essential Properties Realty Trust, Inc. REIT	14,111	350,658
EZCORP, Inc. Class A *	5,356	46,062
Farmers & Merchants Bancorp, Inc.	946	23,007
Farmers National Banc Corp.	3,813	48,196
Farmland Partners, Inc. REIT	5,452	58,336
FB Financial Corp.	4,128	128,298
Federal Agricultural Mortgage Corp. Class C	1,009	134,389
Finance Of America Cos., Inc. Class A *	4,239	5,256
Financial Institutions, Inc.	1,650	31,812
First BanCorp	17,921	204,658
First Bancorp, Inc.	1,195	30,939
First Bancorp/Southern Pines NC	16,172	574,429
First Bancshares, Inc.	2,909	75,139
First Bank	1,783	18,008
First Busey Corp.	5,936	120,738
First Business Financial Services, Inc.	979	29,869
First Commonwealth Financial Corp.	10,836	134,691
First Community Bankshares, Inc.	1,723	43,161
First Financial Bancorp	10,003	217,765
First Financial Corp.	1,320	49,474
First Foundation, Inc.	5,586	41,616
First Guaranty Bancshares, Inc.	525	8,227
First Internet Bancorp	886	14,752
First Interstate BancSystem, Inc. Class A	99,404	2,968,203
First Merchants Corp.	6,471	213,219
First Mid Bancshares, Inc.	2,035	55,393
First of Long Island Corp.	9,011	121,648
First Western Financial, Inc. *	862	17,068
Five Star Bancorp	891	19,014
Flushing Financial Corp.	3,390	50,477
Four Corners Property Trust, Inc. REIT	8,362	224,603
Franklin BSP Realty Trust, Inc. REIT	9,062	108,110
Franklin Street Properties Corp. REIT	10,751	16,879
FRP Holdings, Inc. *	732	42,368
Fulton Financial Corp.	18,169	251,096
FVCBankcorp, Inc. *	1,543	16,433
GCM Grosvenor, Inc. Class A	624	4,873
Genworth Financial, Inc. Class A *	53,118	266,652

	Shares	Value
German American Bancorp, Inc.	33,533	$1,118,996
Getty Realty Corp. REIT	4,508	162,423
Glacier Bancorp, Inc.	10,729	450,725
Gladstone Commercial Corp. REIT	415	5,241
Gladstone Land Corp. REIT	1,612	26,840
Global Medical REIT, Inc.	6,665	60,718
Global Net Lease, Inc. REIT	11,596	149,125
Goosehead Insurance, Inc. Class A *	245	12,789
Granite Point Mortgage Trust, Inc. REIT	5,671	28,128
Great Southern Bancorp, Inc.	1,019	51,643
Greenlight Capital Re Ltd. Class A *	2,854	26,799
Guaranty Bancshares, Inc.	1,014	28,260
Hancock Whitney Corp.	9,492	345,509
Hanmi Financial Corp.	3,306	61,392
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	9,013	257,772
Hanover Insurance Group, Inc.	29,048	3,732,668
HarborOne Bancorp, Inc.	4,780	58,316
HBT Financial, Inc.	1,416	27,924
Heartland Financial USA, Inc.	4,674	179,295
Heritage Commerce Corp.	6,845	57,019
Heritage Financial Corp.	3,778	80,849
Hersha Hospitality Trust REIT	3,241	21,780
Highwoods Properties, Inc. REIT	23,327	540,953
Hilltop Holdings, Inc.	5,602	166,211
Hingham Institution For Savings	164	38,284
Hippo Holdings, Inc. *	1,876	30,447
Home Bancorp, Inc.	798	26,358
Home BancShares, Inc.	20,883	453,370
Home Point Capital, Inc.	1,000	1,930
HomeStreet, Inc.	1,961	35,278
HomeTrust Bancshares, Inc.	1,431	35,188
Hope Bancorp, Inc.	12,333	121,110
Horace Mann Educators Corp.	60,521	2,026,243
Horizon Bancorp, Inc.	4,720	52,203
Independence Realty Trust, Inc. REIT	24,895	399,067
Independent Bank Corp.	4,918	322,719
Independent Bank Corp. MI	2,197	39,041
Independent Bank Group, Inc.	3,941	182,665
Indus Realty Trust, Inc. REIT	583	38,647
Industrial Logistics Properties Trust REIT	6,721	20,633
International Bancshares Corp.	5,961	255,250
InvenTrust Properties Corp. REIT	7,477	174,962
Invesco Mortgage Capital, Inc. REIT	3,886	43,096
Investors Title Co.	118	17,818
iStar, Inc. REIT *	2,664	78,248
Jackson Financial, Inc. Class A	8,261	309,044
James River Group Holdings Ltd.	4,015	82,910
John Marshall Bancorp, Inc.	1,261	27,238
Kearny Financial Corp.	6,495	52,739
Kennedy-Wilson Holdings, Inc.	13,005	215,753
Kite Realty Group Trust REIT	24,016	502,415
KKR Real Estate Finance Trust, Inc. REIT	6,327	72,065
Ladder Capital Corp. REIT	12,025	113,636
Lakeland Bancorp, Inc.	7,215	112,843
Lakeland Financial Corp.	204	12,779
Legacy Housing Corp. *	1,004	22,851
Lemonade, Inc. *	5,359	76,419
LendingClub Corp. *	10,927	78,784
Live Oak Bancshares, Inc.	747	18,204
LTC Properties, Inc. REIT	4,426	155,485
Luther Burbank Corp.	1,979	18,761
LXP Industrial Trust REIT	29,967	308,960
Macatawa Bank Corp.	3,214	32,847
Macerich Co. REIT	23,719	251,421
MBIA, Inc. *	5,245	48,569
McGrath RentCorp	32,054	2,990,959
Mercantile Bank Corp.	1,808	55,289
Merchants Bancorp	1,718	44,737
Mercury General Corp.	2,922	92,744
Metrocity Bankshares, Inc.	1,540	26,319
Metropolitan Bank Holding Corp. *	1,043	35,347

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
MFA Financial, Inc. REIT	11,551	$114,586
Mid Penn Bancorp, Inc.	1,697	43,460
Midland States Bancorp, Inc.	2,312	49,523
MidWestOne Financial Group, Inc.	1,545	37,729
Moelis & Co. Class A	3,584	137,769
Mr Cooper Group, Inc. *	7,649	313,380
MVB Financial Corp.	1,215	25,078
National Bank Holdings Corp. Class A	2,865	95,863
National Health Investors, Inc. REIT	4,632	238,919
National Western Life Group, Inc. Class A	248	60,170
Navient Corp.	11,289	180,511
NBT Bancorp, Inc.	4,469	150,650
Necessity Retail REIT, Inc. REIT	14,595	91,657
Nelnet, Inc. Class A	1,597	146,748
NETSTREIT Corp. REIT	6,094	111,398
New York Mortgage Trust, Inc. REIT *	10,103	100,626
Newmark Group, Inc. Class A	13,667	96,762
Nexpoint Real Estate Finance, Inc. REIT	898	14,072
NexPoint Residential Trust, Inc. REIT	145	6,332
NI Holdings, Inc. *	882	11,466
Nicolet Bankshares, Inc. *	1,247	78,623
NMI Holdings, Inc. Class A *	8,511	190,051
Northeast Bank	783	26,356
Northfield Bancorp, Inc.	4,663	54,930
Northwest Bancshares, Inc.	12,995	156,330
OceanFirst Financial Corp.	6,696	123,742
Office Properties Income Trust REIT	5,235	64,391
OFG Bancorp	4,954	123,553
Old National Bancorp	32,608	470,207
Old Second Bancorp, Inc.	4,626	65,042
One Liberty Properties, Inc. REIT	1,782	40,861
Oportun Financial Corp. *	3,586	13,842
Oppenheimer Holdings, Inc. Class A	861	33,708
OppFi, Inc. *	63	129
Orchid Island Capital, Inc. REIT	4,374	46,933
Origin Bancorp, Inc.	2,594	83,397
Orion Office REIT, Inc. REIT	6,216	41,647
Orrstown Financial Services, Inc.	1,041	20,674
Pacific Premier Bancorp, Inc.	10,063	241,713
Paramount Group, Inc. REIT	20,453	93,266
Park National Corp.	1,580	187,341
Parke Bancorp, Inc.	1,104	19,629
Pathward Financial, Inc.	2,075	86,092
PCB Bancorp	1,166	16,895
Peapack-Gladstone Financial Corp.	2,059	60,988
Pebblebrook Hotel Trust REIT	13,926	195,521
PennyMac Financial Services, Inc.	2,974	177,280
PennyMac Mortgage Investment Trust REIT	7,841	96,680
Peoples Bancorp, Inc.	46,852	1,206,439
Peoples Financial Services Corp.	764	33,119
Perella Weinberg Partners	454	4,131
Physicians Realty Trust REIT	25,083	374,489
Piedmont Office Realty Trust, Inc. Class A REIT	14,127	103,127
Pioneer Bancorp, Inc. *	1,373	13,538
Piper Sandler Cos.	1,925	266,824
Plymouth Industrial REIT, Inc. REIT	4,115	86,456
Postal Realty Trust, Inc. Class A REIT	823	12,526
PotlatchDeltic Corp. REIT	7,947	393,376
PRA Group, Inc. *	4,263	166,086
Preferred Bank	787	43,135
Premier Financial Corp.	4,073	84,433
Primis Financial Corp.	2,831	27,263
ProAssurance Corp.	5,888	108,810
Provident Bancorp, Inc.	1,742	11,915
Provident Financial Services, Inc.	7,815	149,892
QCR Holdings, Inc.	1,729	75,920
Radian Group, Inc.	16,900	373,490
Radius Global Infrastructure, Inc. Class A *	8,458	124,079
RBB Bancorp	1,760	27,280
RE/MAX Holdings, Inc. Class A	1,941	36,413
Ready Capital Corp. REIT	7,816	79,489
Red River Bancshares, Inc.	476	22,900

	Shares	Value
Redwood Trust, Inc. REIT	12,371	$ 83,381
Regional Management Corp.	827	21,576
Renasant Corp.	5,867	179,413
Republic Bancorp, Inc. Class A	950	40,309
Republic First Bancorp, Inc. *	6,542	8,897
Retail Opportunity Investments Corp. REIT	13,745	191,880
RLJ Lodging Trust REIT	18,021	191,023
RMR Group, Inc. Class A	700	18,368
Root, Inc. Class A *	993	4,478
RPT Realty REIT	9,227	87,749
Ryman Hospitality Properties, Inc. REIT	5,936	532,637
S&T Bancorp, Inc.	4,160	130,832
Sabra Health Care REIT, Inc.	25,567	294,020
Safety Insurance Group, Inc.	1,506	112,227
Sandy Spring Bancorp, Inc.	5,010	130,160
Saul Centers, Inc. REIT	161	6,279
Sculptor Capital Management, Inc.	1,395	12,011
Seacoast Banking Corp. of Florida	24,996	592,405
Selective Insurance Group, Inc.	13,739	1,309,739
Selectquote, Inc. *	14,784	32,081
Service Properties Trust REIT	18,087	180,147
Shore Bancshares, Inc.	2,208	31,530
Sierra Bancorp	1,700	29,274
Simmons First National Corp. Class A	13,052	228,279
SiriusPoint Ltd. * (Bermuda)	9,236	75,089
SITE Centers Corp. REIT	21,380	262,546
Skyward Specialty Insurance Group, Inc. *	917	20,055
SmartFinancial, Inc.	1,877	43,434
South Plains Financial, Inc.	1,227	26,270
Southern First Bancshares, Inc. *	828	25,420
Southern Missouri Bancorp, Inc.	930	34,791
Southside Bancshares, Inc.	3,176	105,443
SouthState Corp.	46,349	3,302,830
STAG Industrial, Inc. REIT	50,278	1,700,402
Star Holdings *	1,475	25,650
Stellar Bancorp, Inc.	5,083	125,093
Sterling Bancorp, Inc. *	1,711	9,684
Stewart Information Services Corp.	2,930	118,225
Stock Yards Bancorp, Inc.	491	27,074
StoneX Group, Inc. *	1,766	182,834
Stratus Properties, Inc.	727	14,540
Summit Financial Group, Inc.	1,215	25,211
Summit Hotel Properties, Inc. REIT	11,441	80,087
Sunlight Financial Holdings, Inc. *	3,199	999
Sunstone Hotel Investors, Inc. REIT	224,795	2,220,975
SWK Holdings Corp. *	437	7,805
Terreno Realty Corp. REIT	8,864	572,614
Texas Capital Bancshares, Inc. *	5,418	265,265
Third Coast Bancshares, Inc. *	1,246	19,575
Tiptree, Inc.	2,705	39,412
Tompkins Financial Corp.	1,516	100,374
Towne Bank	7,785	207,470
TPG RE Finance Trust, Inc. REIT	7,529	54,661
Transcontinental Realty Investors, Inc. REIT *	82	3,476
Trean Insurance Group, Inc. *	2,366	14,480
TriCo Bancshares	29,111	1,210,726
Triumph Financial, Inc. *	1,582	91,851
TrustCo Bank Corp.	2,048	65,413
Trustmark Corp.	6,555	161,908
Two Harbors Investment Corp. REIT	10,673	157,000
UMB Financial Corp.	4,849	279,884
UMH Properties, Inc. REIT	934	13,814
United Bankshares, Inc.	14,014	493,293
United Community Banks, Inc.	11,410	320,849
United Fire Group, Inc.	2,332	61,915
Uniti Group, Inc. REIT	25,918	92,009
Unity Bancorp, Inc.	778	17,746
Universal Insurance Holdings, Inc.	2,313	42,143
Univest Financial Corp.	3,337	79,220
Urban Edge Properties REIT	13,002	195,810
Urstadt Biddle Properties, Inc. Class A REIT	3,119	54,801
USCB Financial Holdings, Inc. *	1,135	11,225

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Valley National Bancorp	47,957	$ 443,123
Velocity Financial, Inc. *	901	8,136
Veris Residential, Inc. REIT *	9,548	139,783
Veritex Holdings, Inc.	4,882	89,145
Victory Capital Holdings, Inc. Class A	1,364	39,924
Virtus Investment Partners, Inc.	655	124,705
Walker & Dunlop, Inc.	1,022	77,846
Washington Federal, Inc.	6,955	209,485
Washington Trust Bancorp, Inc.	2,013	69,771
Waterstone Financial, Inc.	2,066	31,259
WesBanco, Inc.	6,309	193,686
West BanCorp, Inc.	1,421	25,962
Westamerica BanCorp	2,134	94,536
Whitestone REIT	5,108	46,994
World Acceptance Corp. *	119	9,912
WSFS Financial Corp.	58,054	2,183,411
Xenia Hotels & Resorts, Inc. REIT	12,226	160,038

		76,040,779

Industrial - 15.8%
908 Devices, Inc. *	1,721	14,801
AAR Corp. *	3,645	198,835
Aerojet Rocketdyne Holdings, Inc. *	2,170	121,889
AerSale Corp. *	2,823	48,612
Air Transport Services Group, Inc. *	3,926	81,779
Akoustis Technologies, Inc. *	118	363
Alamo Group, Inc.	165	30,386
Albany International Corp. Class A	2,769	247,438
Allied Motion Technologies, Inc.	103	3,981
American Woodmark Corp. *	1,703	88,675
AMMO, Inc. *	8,916	17,565
Apogee Enterprises, Inc.	12,359	534,527
ArcBest Corp.	1,807	167,003
Archer Aviation, Inc. Class A *	15,832	45,280
Arcosa, Inc.	5,332	336,503
Ardmore Shipping Corp. (Ireland)	4,465	66,395
Argan, Inc.	1,399	56,618
Astec Industries, Inc.	9,741	401,816
Astra Space, Inc. *	18,411	7,825
Astronics Corp. *	2,796	37,355
Atlas Technical Consultants, Inc. *	750	9,143
Barnes Group, Inc.	5,455	219,727
Belden, Inc.	2,188	189,853
Benchmark Electronics, Inc.	60,770	1,439,641
Boise Cascade Co.	3,454	218,465
Brady Corp. Class A	1,179	63,348
Caesarstone Ltd.	2,163	8,933
Centrus Energy Corp. Class A *	1,106	35,613
Chase Corp.	619	64,828
CIRCOR International, Inc. *	1,439	44,782
Clearwater Paper Corp. *	1,826	61,025
Coherent Corp. *	79,292	3,019,439
Columbus McKinnon Corp.	40,507	1,505,240
Comtech Telecommunications Corp.	2,826	35,268
Concrete Pumping Holdings, Inc. *	2,786	18,945
Costamare, Inc. (Monaco)	5,769	54,286
Covenant Logistics Group, Inc.	1,016	35,987
CryoPort, Inc. *	833	19,992
CTS Corp.	1,781	88,088
DHT Holdings, Inc.	15,084	163,058
Dorian LPG Ltd.	3,354	66,879
Ducommun, Inc. *	1,209	66,144
DXP Enterprises, Inc. *	1,663	44,768
Eagle Bulk Shipping, Inc.	1,466	66,703
Eastman Kodak Co. *	6,242	25,592
Encore Wire Corp.	1,948	361,023
EnerSys	4,001	347,607
EnPro Industries, Inc.	2,300	238,947
ESCO Technologies, Inc.	2,583	246,547
ESS Tech, Inc. *	1,074	1,493
Evolv Technologies Holdings, Inc. *	9,155	28,564

	Shares	Value
FARO Technologies, Inc. *	1,900	$ 46,759
Fathom Digital Manufacturing C Class A *	1,446	785
FLEX LNG Ltd. * (Norway)	3,173	106,549
Fluor Corp. *	1,352	41,790
Frontdoor, Inc. *	9,120	254,266
Frontline PLC (Norway)	13,726	227,303
GATX Corp.	3,643	400,803
Genco Shipping & Trading Ltd.	4,004	62,703
Gibraltar Industries, Inc. *	3,473	168,440
Golden Ocean Group Ltd. * (Norway)	13,542	128,920
GoPro, Inc. Class A *	14,633	73,604
Gorman-Rupp Co.	2,032	50,800
Granite Construction, Inc.	4,890	200,881
Great Lakes Dredge & Dock Corp. *	5,396	29,300
Greenbrier Cos., Inc.	30,756	989,421
Greif, Inc. Class A	2,372	150,314
Greif, Inc. Class B	482	36,883
Griffon Corp.	2,338	74,839
Harsco Corp. *	8,578	58,588
Heartland Express, Inc.	5,102	81,224
Heritage-Crystal Clean, Inc. *	1,712	60,964
Hillenbrand, Inc.	3,812	181,184
Hillman Solutions Corp. *	14,947	125,854
Hub Group, Inc. Class A *	3,554	298,323
Hydrofarm Holdings Group, Inc. *	5,642	9,761
Hyster-Yale Materials Handling, Inc.	1,184	59,070
Ichor Holdings Ltd. *	3,064	100,315
IES Holdings, Inc. *	305	13,142
Insteel Industries, Inc.	2,491	69,300
International Seaways, Inc.	5,362	223,488
Itron, Inc. *	4,599	255,015
JELD-WEN Holding, Inc. *	5,739	72,656
Joby Aviation, Inc. *	2,206	9,574
Kaman Corp.	3,061	69,974
Kennametal, Inc.	9,027	248,965
Kimball Electronics, Inc. *	2,618	63,094
Knowles Corp. *	139,683	2,374,611
Kratos Defense & Security Solutions, Inc. *	13,742	185,242
Li-Cycle Holdings Corp. * (Canada)	9,209	51,847
Luxfer Holdings PLC (United Kingdom)	1,720	29,068
Manitowoc Co., Inc. *	3,790	64,771
Marten Transport Ltd.	1,624	34,023
Masonite International Corp. *	14,563	1,321,884
Materion Corp.	126	14,616
Matson, Inc.	4,135	246,735
Mirion Technologies, Inc. *	15,135	129,253
Modine Manufacturing Co. *	5,488	126,498
Momentus, Inc. *	4,527	2,648
Moog, Inc. Class A	2,626	264,569
Mueller Industries, Inc.	3,935	289,144
National Presto Industries, Inc.	560	40,370
NEXTracker, Inc. Class A *	408	14,794
NL Industries, Inc.	952	5,769
nLight, Inc. *	4,852	49,393
Nordic American Tankers Ltd.	22,418	88,775
Northwest Pipe Co. *	834	26,046
NuScale Power Corp. *	3,423	31,115
O-I Glass, Inc. *	3,176	72,127
Olympic Steel, Inc.	1,048	54,716
OSI Systems, Inc. *	1,580	161,729
Pactiv Evergreen, Inc.	4,721	37,768
Park Aerospace Corp.	2,105	28,312
Plexus Corp. *	438	42,736
Powell Industries, Inc.	998	42,505
Primoris Services Corp.	51,574	1,271,815
Proto Labs, Inc. *	2,488	82,477
PureCycle Technologies, Inc. *	2,285	15,995
Radiant Logistics, Inc. *	2,816	18,473
Ranpak Holdings Corp. *	4,843	25,280
RBC Bearings, Inc. *	2,691	626,276
Redwire Corp. *	1,392	4,218
Regal Rexnord Corp.	13,980	1,967,405

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Ryerson Holding Corp.	12,866	$ 468,065
Safe Bulkers, Inc. (Greece)	7,469	27,561
Saia, Inc. *	3,584	975,135
Sanmina Corp. *	6,279	382,956
Scorpio Tankers, Inc. (Monaco)	5,179	291,629
Senior PLC (United Kingdom)	126,925	245,822
SFL Corp. Ltd. (Norway)	12,647	120,147
Sight Sciences, Inc. *	2,143	18,730
Smith & Wesson Brands, Inc.	4,627	56,958
SPX Technologies, Inc. *	4,822	340,337
Standex International Corp.	1,314	160,886
Stantec, Inc. (Canada)	31,013	1,813,050
Sterling Infrastructure, Inc. *	506	19,167
Stoneridge, Inc. *	2,433	45,497
Sturm Ruger & Co., Inc.	178	10,224
Summit Materials, Inc. Class A *	77,694	2,213,502
Teekay Corp. * (Bermuda)	7,534	46,560
Teekay Tankers Ltd. Class A * (Canada)	2,497	107,196
Tennant Co.	1,127	77,233
Terex Corp.	3,746	181,231
Thermon Group Holdings, Inc. *	3,617	90,136
Timken Co.	5,199	424,862
TimkenSteel Corp. *	4,832	88,619
Tredegar Corp.	2,969	27,107
TriMas Corp.	4,649	129,521
Trinity Industries, Inc.	7,723	188,132
Triumph Group, Inc. *	6,995	81,072
TTM Technologies, Inc. *	11,202	151,115
Turtle Beach Corp. *	404	4,048
Tutor Perini Corp. *	4,593	28,339
UFP Industries, Inc.	42,266	3,358,879
Universal Logistics Holdings, Inc.	251	7,317
View, Inc. *	15,507	7,754
Vishay Intertechnology, Inc.	14,279	322,991
Vishay Precision Group, Inc. *	1,357	56,668
Werner Enterprises, Inc.	6,154	279,945
Worthington Industries, Inc.	3,479	224,917
Zurn Elkay Water Solutions Corp.	24,349	520,095

		39,778,831

Technology - 6.0%
3D Systems Corp. *	14,179	151,999
ACI Worldwide, Inc. *	180,858	4,879,549
ACM Research, Inc. Class A *	4,534	53,048
ACV Auctions, Inc. Class A *	6,576	84,896
Adeia, Inc.	11,522	102,085
Alpha & Omega Semiconductor Ltd. *	483	13,017
American Software, Inc. Class A	975	12,295
Amkor Technology, Inc.	8,924	232,202
Avid Technology, Inc. *	1,413	45,188
AvidXchange Holdings, Inc. *	1,621	12,644
AXT, Inc. *	4,161	16,561
Bandwidth, Inc. Class A *	2,049	31,145
Blackbaud, Inc. *	268	18,572
Blend Labs, Inc. Class A *	20,672	20,593
Brightcove, Inc. *	1,489	6,626
C3.ai, Inc. Class A *	5,361	179,969
Cantaloupe, Inc. *	2,498	14,239
Cardlytics, Inc. *	3,708	12,589
Cerence, Inc. *	4,494	126,236
Cohu, Inc. *	54,718	2,100,624
Computer Programs & Systems, Inc. *	1,531	46,236
Conduent, Inc. *	18,540	63,592
Consensus Cloud Solutions, Inc. *	1,072	36,544
Corsair Gaming, Inc. *	1,944	35,672
Cvent Holding Corp. *	5,013	41,909
Daily Journal Corp. *	132	37,615
Desktop Metal, Inc. Class A *	29,275	67,332
Diebold Nixdorf, Inc. *	2,260	2,712
Digi International, Inc. *	2,510	84,537
Digimarc Corp. *	96	1,886

	Shares	Value
Diodes, Inc. *	1,287	$ 119,382
Donnelley Financial Solutions, Inc. *	2,637	107,748
E2open Parent Holdings, Inc. *	22,280	129,670
Ebix, Inc.	2,268	29,915
eGain Corp. *	1,396	10,596
EverCommerce, Inc. *	2,269	24,006
Faraday Future Intelligent Electric, Inc. *	28,056	9,935
Fastly, Inc. Class A *	12,549	222,870
ForgeRock, Inc. Class A *	1,345	27,707
Health Catalyst, Inc. *	5,990	69,903
Impinj, Inc. *	216	29,272
Insight Enterprises, Inc. *	538	76,912
Inspired Entertainment, Inc. *	892	11,409
Instructure Holdings, Inc. *	1,625	42,087
Integral Ad Science Holding Corp. *	2,819	40,227
IonQ, Inc. *	11,407	70,153
Kaleyra, Inc. * (Italy)	1,013	1,671
Latch, Inc. *	8,948	6,819
LiveVox Holdings, Inc. *	1,828	5,649
Markforged Holding Corp. *	9,299	8,916
Matterport, Inc. *	6,636	18,116
Maximus, Inc.	370	29,119
MicroStrategy, Inc. Class A *	438	128,036
Mitek Systems, Inc. *	275	2,637
N-Able, Inc. *	877	11,576
NetScout Systems, Inc. *	64,818	1,857,036
NextGen Healthcare, Inc. *	3,103	54,023
Olo, Inc. Class A *	9,820	80,131
ON24, Inc. *	4,622	40,489
OneSpan, Inc. *	2,796	48,930
Onto Innovation, Inc. *	19,972	1,755,139
Ouster, Inc. *	30,534	25,548
Outbrain, Inc. *	4,166	17,206
PAR Technology Corp. *	1,810	61,468
Parsons Corp. *	3,734	167,059
Pear Therapeutics, Inc. *	5,232	1,334
Photronics, Inc. *	1,787	29,628
Phreesia, Inc. *	2,893	93,415
Playstudios, Inc. *	4,122	15,210
Porch Group, Inc. *	7,954	11,374
PowerSchool Holdings, Inc. Class A *	3,252	64,455
PROS Holdings, Inc. *	1,599	43,813
PubMatic, Inc. Class A *	573	7,919
Rackspace Technology, Inc. *	5,957	11,199
Rambus, Inc. *	1,948	99,854
Rigetti Computing, Inc. Class A *	9,322	6,744
Sapiens International Corp. NV (Israel)	962	20,895
SecureWorks Corp. Class A *	1,266	10,850
Sharecare, Inc. *	32,554	46,227
Skillsoft Corp. *	8,492	16,984
Skillz, Inc. *	32,696	19,395
SolarWinds Corp. *	5,273	45,348
Sumo Logic, Inc. *	4,507	53,994
Ultra Clean Holdings, Inc. *	3,322	110,157
Unisys Corp. *	1,994	7,737
Upland Software, Inc. *	2,969	12,767
Veeco Instruments, Inc. *	1,244	26,286
Veradigm, Inc. *	11,864	154,825
Verint Systems, Inc. *	637	23,722
Vuzix Corp. *	1,145	4,740
Xerox Holdings Corp.	12,729	196,027

		15,008,371

Utilities - 3.5%
ALLETE, Inc.	6,322	406,947
Altus Power, Inc. *	6,731	36,886
American States Water Co.	2,130	189,336
Artesian Resources Corp. Class A	298	16,497
Avista Corp.	7,919	336,162
Black Hills Corp.	27,496	1,734,998
California Water Service Group	4,422	257,360

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Chesapeake Utilities Corp.	808	$ 103,416
IDACORP, Inc.	13,888	1,504,487
MGE Energy, Inc.	2,306	179,107
New Jersey Resources Corp.	9,750	518,700
Northwest Natural Holding Co.	3,865	183,819
NorthWestern Corp.	6,399	370,246
ONE Gas, Inc.	5,939	470,547
Ormat Technologies, Inc.	2,554	216,503
Otter Tail Corp.	2,510	181,398
PNM Resources, Inc.	9,385	456,862
Portland General Electric Co.	9,887	483,375
SJW Group	2,983	227,096
Southwest Gas Holdings, Inc. *	6,727	420,101
Spire, Inc.	5,611	393,556
Unitil Corp.	1,750	99,820
Via Renewables, Inc. *	46	845

		8,788,064

Total Common Stocks (Cost $274,469,159)		246,165,819

	Principal Amount
SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreement - 1.0%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $2,566,531; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $2,616,976)	$2,565,580	2,565,580

U.S. Government Agency Issue - 1.1%
Federal Home Loan Bank 4.412% due 04/03/23	2,735,000	2,735,000

Total Short-Term Investments (Cost $5,299,919)		5,300,580

TOTAL INVESTMENTS - 99.9% (Cost $279,769,078)		251,466,801

DERIVATIVES - 0.0%		34,539

OTHER ASSETS & LIABILITIES, NET - 0.1%		193,554

NET ASSETS - 100.0%		$251,694,894

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $391 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	06/23	222	$1,978,446	$2,012,985	$34,539

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Basic Materials	$11	$11	$-	$-
	Consumer, Non-Cyclical	391	-	-	391

	Total Rights	402	11	-	391

	Common Stocks
	Basic Materials	15,922,451	15,922,451	-	-
	Communications	4,322,476	4,322,476	-	-
	Consumer, Cyclical	32,048,692	30,958,760	1,089,932	-
	Consumer, Non-Cyclical	37,779,152	33,123,155	4,655,997	-
	Energy	16,477,003	16,477,003	-	-
	Financial	76,040,779	76,040,779	-	-
	Industrial	39,778,831	39,778,831	-	-
	Technology	15,008,371	15,008,371	-	-
	Utilities	8,788,064	8,788,064	-	-

	Total Common Stocks	246,165,819	240,419,890	5,745,929	-

	Short-Term Investments	5,300,580	-	5,300,580	-
	Derivatives:
	Equity Contracts
	Futures	34,539	34,539	-	-

	Total	$251,501,340	$240,454,440	$11,046,509	$391

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Optinose, Inc. Exercise @ $2.57 Exp 11/23/27 *	73,697	$-

Total Warrants (Cost $737)		-

COMMON STOCKS - 94.6%
Basic Materials - 5.5%
Axalta Coating Systems Ltd. *	192,802	5,839,973
Element Solutions, Inc.	269,334	5,200,840
Ingevity Corp. *	62,468	4,467,711

		15,508,524

Communications - 1.6%
Q2 Holdings, Inc. *	91,191	2,245,122
Vivid Seats, Inc. Class A *	293,784	2,241,572

		4,486,694

Consumer, Cyclical - 14.4%
Brunswick Corp.	51,101	4,190,282
Five Below, Inc. *	14,396	2,965,144
Funko, Inc. Class A *	113,114	1,066,665
Genius Sports Ltd. * (United Kingdom)	371,462	1,849,881
Leslie’s, Inc. *	112,064	1,233,825
Manchester United PLC Class A (United Kingdom)	53,141	1,177,073
Methode Electronics, Inc.	78,324	3,436,857
Ollie’s Bargain Outlet Holdings, Inc. *	84,472	4,894,308
On Holding AG Class A * (Switzerland)	77,541	2,406,097
Penn Entertainment, Inc. *	172,086	5,104,071
Petco Health & Wellness Co., Inc. *	256,128	2,305,152
Skechers USA, Inc. Class A *	97,014	4,610,105
Univar Solutions, Inc. *	50,403	1,765,617
Visteon Corp. *	24,056	3,772,702

		40,777,779

Consumer, Non-Cyclical - 24.2%
Abcam PLC ADR * (United Kingdom)	226,530	3,049,094
Adaptive Biotechnologies Corp. *	120,478	1,063,821
Allovir, Inc. *	67,907	267,554
Annexon, Inc. *	64,988	250,204
BioAtla, Inc. *	43,207	115,795
Bioxcel Therapeutics, Inc. *	28,724	535,990
Boyd Group Services, Inc. (Canada)	16,823	2,689,190
Bright Horizons Family Solutions, Inc. *	36,558	2,814,600
Bruker Corp.	50,147	3,953,589
Certara, Inc. *	85,984	2,073,074
Collegium Pharmaceutical, Inc. *	53,078	1,273,341
Duckhorn Portfolio, Inc. *	197,293	3,136,959
Envista Holdings Corp. *	139,510	5,703,169
European Wax Center, Inc. Class A	153,787	2,921,953
Harmony Biosciences Holdings, Inc. *	32,116	1,048,587
HealthEquity, Inc. *	56,973	3,344,885
Immunocore Holdings PLC ADR * (United Kingdom)	29,249	1,446,071
Kymera Therapeutics, Inc. *	26,283	778,765
Legend Biotech Corp. ADR *	24,878	1,199,617
Lyell Immunopharma, Inc. *	85,941	202,821
Maravai LifeSciences Holdings, Inc. Class A *	85,673	1,200,279
MaxCyte, Inc. *	154,563	765,087
Neurocrine Biosciences, Inc. *	13,184	1,334,484
Nuvei Corp. * ~ (Canada)	80,720	3,513,338
Oatly Group AB ADR *	307,730	744,707

	Shares	Value
Optinose, Inc. *	238,386	$ 460,085
Oxford Nanopore Technologies PLC * (United Kingdom)	272,219	746,353
Paylocity Holding Corp. *	9,057	1,800,350
Payoneer Global, Inc. *	387,458	2,433,236
Prelude Therapeutics, Inc. *	41,703	237,707
PROCEPT BioRobotics Corp. *	42,224	1,199,162
Remitly Global, Inc. *	130,149	2,206,025
Ritchie Bros Auctioneers, Inc. (Canada)	86,485	4,868,241
Sabre Corp. *	443,724	1,903,576
Sana Biotechnology, Inc. *	66,462	217,331
Shockwave Medical, Inc. *	11,649	2,525,853
Silk Road Medical, Inc. *	35,471	1,387,980
SpringWorks Therapeutics, Inc. *	37,841	974,027
TriNet Group, Inc. *	26,274	2,117,947

		68,504,847

Energy - 5.7%
ChampionX Corp.	239,597	6,500,267
Magnolia Oil & Gas Corp. Class A	129,925	2,842,759
Matador Resources Co.	85,404	4,069,500
Permian Resources Corp.	278,538	2,924,649

		16,337,175

Financial - 5.1%
First Interstate BancSystem, Inc. Class A	10,385	310,096
GCM Grosvenor, Inc. Class A	260,777	2,036,669
Hamilton Lane, Inc. Class A	41,444	3,066,027
Pacific Premier Bancorp, Inc.	15,994	384,176
STAG Industrial, Inc. REIT	135,005	4,565,869
WisdomTree, Inc.	682,936	4,002,005

		14,364,842

Industrial - 17.1%
Advanced Energy Industries, Inc.	36,351	3,562,398
AeroVironment, Inc. *	16,437	1,506,615
AZEK Co., Inc. *	85,459	2,011,705
Cactus, Inc. Class A	96,405	3,974,778
Crane Co. *	5,840	435,664
CryoPort, Inc. *	65,477	1,571,448
Gerresheimer AG (Germany)	38,081	3,775,961
GFL Environmental, Inc. (Canada)	213,251	7,344,365
Jacobs Solutions, Inc.	44,427	5,220,617
Knight-Swift Transportation Holdings, Inc.	73,841	4,177,924
Kratos Defense & Security Solutions, Inc. *	79,132	1,066,699
Littelfuse, Inc.	12,164	3,261,047
NEXTracker, Inc. Class A *	22,355	810,592
Saia, Inc. *	6,455	1,756,276
Sensata Technologies Holding PLC	134,627	6,734,043
Trex Co., Inc. *	26,854	1,306,984

		48,517,116

Technology - 21.0%
ACV Auctions, Inc. Class A *	169,423	2,187,251
Alkami Technology, Inc. *	171,230	2,167,772
Allegro MicroSystems, Inc. * (Japan)	30,703	1,473,437
CACI International, Inc. Class A *	9,200	2,725,776
Corsair Gaming, Inc. *	68,645	1,259,636
Definitive Healthcare Corp. *	156,109	1,612,606
DoubleVerify Holdings, Inc. *	104,506	3,150,856
ExlService Holdings, Inc. *	36,393	5,889,479
Five9, Inc. *	51,331	3,710,718
FormFactor, Inc. *	61,840	1,969,604
KBR, Inc.	64,270	3,538,064
Keywords Studios PLC (Ireland)	94,308	3,208,610
Kinaxis, Inc. * (Canada)	19,302	2,650,151
nCino, Inc. *	56,680	1,404,530
Outset Medical, Inc. *	40,476	744,758
Paycor HCM, Inc. *	132,095	3,503,159
Procore Technologies, Inc. *	46,084	2,886,241

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Rapid7, Inc. *	53,984	$ 2,478,405
TaskUS, Inc. Class A * (Philippines)	171,797	2,480,749
Thoughtworks Holding, Inc. *	439,968	3,238,165
WNS Holdings Ltd. ADR * (India)	78,490	7,312,913

		59,592,880

Total Common Stocks (Cost $295,671,779)		268,089,857

	Principal Amount
SHORT-TERM INVESTMENT - 5.0%
Repurchase Agreement - 5.0%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $14,072,617; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $14,348,815)	$14,067,400	14,067,400

Total Short-Term Investment (Cost $14,067,400)		14,067,400

TOTAL INVESTMENTS - 99.6% (Cost $309,739,916)		282,157,257

OTHER ASSETS & LIABILITIES, NET - 0.4%		1,112,807

NET ASSETS - 100.0%		$283,270,064

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$15,508,524	$15,508,524	$-	$-
	Communications	4,486,694	4,486,694	-	-
	Consumer, Cyclical	40,777,779	40,777,779	-	-
	Consumer, Non-Cyclical	68,504,847	67,758,494	746,353	-
	Energy	16,337,175	16,337,175	-	-
	Financial	14,364,842	14,364,842	-	-
	Industrial	48,517,116	44,741,155	3,775,961	-
	Technology	59,592,880	59,592,880	-	-

	Total Common Stocks	268,089,857	263,567,543	4,522,314	-

	Short-Term Investment	14,067,400	-	14,067,400	-

	Total	$282,157,257	$263,567,543	$18,589,714	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Basic Materials - 0.0%
PolyMet Mining Corp. Exp 04/10/23 *	8,226	$22

Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	3,861	9,803
Gtx, Inc. - Contingent Value Rights * Ω ±	216	222
OmniAb, Inc. $12.50 - Earn Out Shares * Ω ±	1,693	-
OmniAb, Inc. $15.00 - Earn Out Shares * Ω ±	1,693	-

		10,025

Total Rights (Cost $443)		10,047

COMMON STOCKS - 98.9%
Basic Materials - 3.7%
5E Advanced Materials, Inc. *	11,337	61,447
AdvanSix, Inc.	7,074	270,722
American Vanguard Corp.	7,396	161,824
Amyris, Inc. *	54,589	74,241
Arconic Corp. *	27,424	719,331
ATI, Inc. *	33,873	1,336,629
Avient Corp.	24,735	1,018,093
AZZ, Inc.	6,648	274,163
Balchem Corp.	8,719	1,102,779
Cabot Corp.	15,209	1,165,618
Carpenter Technology Corp.	12,919	578,254
Century Aluminum Co. *	14,853	148,530
Codexis, Inc. *	17,304	71,639
Coeur Mining, Inc. *	75,756	302,266
Commercial Metals Co.	31,893	1,559,568
Compass Minerals International, Inc.	9,080	311,353
Constellium SE *	33,968	519,031
Dakota Gold Corp. *	12,680	45,902
Danimer Scientific, Inc. *	25,743	88,813
Diversey Holdings Ltd. *	21,973	177,762
Ecovyst, Inc. *	22,149	244,746
Energy Fuels, Inc. *	44,174	246,491
Glatfelter Corp.	12,856	41,011
Hawkins, Inc.	5,475	239,695
Haynes International, Inc.	3,199	160,238
HB Fuller Co.	14,551	996,016
Hecla Mining Co.	149,959	949,240
Hycroft Mining Holding Corp. *	39,779	17,200
Ingevity Corp. *	10,140	725,213
Innospec, Inc.	6,774	695,487
Intrepid Potash, Inc. *	3,035	83,766
Ivanhoe Electric, Inc. *	12,224	148,522
Kaiser Aluminum Corp.	4,444	331,656
Koppers Holdings, Inc.	5,257	183,837
Kronos Worldwide, Inc.	6,400	58,944
Lightwave Logic, Inc. *	31,166	162,998
Livent Corp. *	44,118	958,243
Mativ Holdings, Inc.	15,234	327,074
Minerals Technologies, Inc.	8,683	524,627
Novagold Resources, Inc. * (Canada)	63,984	397,980
Origin Materials, Inc. *	29,507	125,995
Orion Engineered Carbons SA (Germany)	16,097	419,971
Perimeter Solutions SA *	31,411	253,801
Piedmont Lithium, Inc. *	4,870	292,443
PolyMet Mining Corp. * (Canada)	8,226	17,686

	Shares	Value
Quaker Chemical Corp.	3,673	$ 727,070
Rayonier Advanced Materials, Inc. *	17,403	109,117
Rogers Corp. *	5,105	834,310
Schnitzer Steel Industries, Inc. Class A	6,696	208,246
Sensient Technologies Corp.	11,411	873,626
Stepan Co.	5,722	589,538
Sylvamo Corp.	9,314	430,866
Terawulf, Inc. *	5,805	5,444
Trinseo PLC	9,800	204,330
Tronox Holdings PLC	31,498	452,941
Unifi, Inc. *	4,126	33,709
Ur-Energy, Inc. *	56,830	60,240
Uranium Energy Corp. *	99,024	285,189
US Lime & Minerals, Inc.	588	89,782
Valhi, Inc.	693	12,065

		23,507,318

Communications - 4.0%
1-800-Flowers.com, Inc. Class A *	7,662	88,113
1stdibs.com, Inc. *	7,333	29,112
A10 Networks, Inc.	17,707	274,281
AdTheorent Holding Co., Inc. *	7,672	12,966
ADTRAN Holdings, Inc.	21,613	342,782
Advantage Solutions, Inc. *	21,768	34,393
aka Brands Holding Corp. *	4,330	2,359
Allbirds, Inc. Class A *	26,001	31,201
AMC Networks, Inc. Class A *	8,364	147,039
Anterix, Inc. *	4,929	162,854
Arena Group Holdings, Inc. *	2,835	12,049
ATN International, Inc.	3,134	128,243
Audacy, Inc. *	35,074	4,724
Aviat Networks, Inc. *	1,902	65,543
BARK, Inc. *	31,852	46,185
Blade Air Mobility, Inc. *	15,595	52,711
Boston Omaha Corp. Class A *	6,130	145,097
Bumble, Inc. Class A *	27,153	530,841
Calix, Inc. *	15,659	839,166
Cambium Networks Corp. *	3,080	54,578
Cargurus, Inc. *	27,513	513,943
CarParts.com, Inc. *	13,897	74,210
Cars.com, Inc. *	17,745	342,479
Casa Systems, Inc. *	9,884	12,553
Clear Channel Outdoor Holdings, Inc. *	103,484	124,181
Clearfield, Inc. *	3,285	153,015
Cogent Communications Holdings, Inc.	11,546	735,711
CommScope Holding Co., Inc. *	57,266	364,784
Consolidated Communications Holdings, Inc. *	20,547	53,011
ContextLogic, Inc. Class A *	159,275	71,005
Couchbase, Inc. *	7,320	102,919
Credo Technology Group Holding Ltd. *	26,620	250,760
Cumulus Media, Inc. Class A *	4,944	18,243
Cyxtera Technologies, Inc. *	10,853	3,315
DHI Group, Inc. *	10,800	41,904
DigitalBridge Group, Inc.	42,346	507,729
DZS, Inc. *	4,476	35,316
EchoStar Corp. Class A *	9,658	176,645
Edgio, Inc. *	37,379	29,571
Entravision Communications Corp. Class A	16,640	100,672
ePlus, Inc. *	7,206	353,382
Eventbrite, Inc. Class A *	21,386	183,492
EverQuote, Inc. Class A *	5,385	74,852
EW Scripps Co. Class A *	16,290	153,289
Extreme Networks, Inc. *	34,451	658,703
Figs, Inc. Class A *	35,864	221,998
Focus Universal, Inc. *	7,047	17,618
fuboTV, Inc. *	50,486	61,088
Gambling.com Group Ltd. * (Malta)	2,447	24,250
Gannett Co., Inc. *	39,559	73,975
Globalstar, Inc. *	193,182	224,091
Gogo, Inc. *	14,075	204,088
Gray Television, Inc.	21,108	184,062

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Groupon, Inc. *	6,292	$26,489
Harmonic, Inc. *	25,672	374,554
HealthStream, Inc. *	6,408	173,657
Hims & Hers Health, Inc. *	33,818	335,475
IDT Corp. Class B *	4,166	141,977
iHeartMedia, Inc. Class A *	33,172	129,371
Infinera Corp. *	53,103	412,079
Innovid Corp. * (Israel)	19,669	27,733
Inseego Corp. *	25,524	14,865
Inspirato, Inc. *	4,144	3,974
InterDigital, Inc.	8,068	588,157
Iridium Communications, Inc.	33,981	2,104,443
KORE Group Holdings, Inc. *	8,836	10,780
Lands’ End, Inc. *	4,088	39,735
Liberty Latin America Ltd. Class A *	11,686	97,111
Liberty Latin America Ltd. Class C *	39,329	324,858
Liquidity Services, Inc. *	6,539	86,119
Lulu’s Fashion Lounge Holdings, Inc. *	3,942	9,382
Magnite, Inc. *	36,913	341,814
Marqeta, Inc. Class A *	116,715	533,388
Maxar Technologies, Inc.	20,018	1,022,119
MediaAlpha, Inc. Class A *	6,134	91,887
Nerdy, Inc. *	14,499	60,606
NETGEAR, Inc. *	8,143	150,727
Ondas Holdings, Inc. *	9,265	10,006
Ooma, Inc. *	5,971	74,697
Open Lending Corp. Class A *	29,640	208,666
OptimizeRx Corp. *	5,051	73,896
Overstock.com, Inc. *	11,975	242,733
Perficient, Inc. *	9,464	683,206
Planet Labs PBC *	51,866	203,833
Preformed Line Products Co.	730	93,469
Q2 Holdings, Inc. *	15,543	382,669
QuinStreet, Inc. *	13,401	212,674
Quotient Technology, Inc. *	24,701	81,019
RealReal, Inc. *	22,405	28,230
Revolve Group, Inc. *	11,485	302,056
Ribbon Communications, Inc. *	19,880	67,990
Rover Group, Inc. *	25,790	116,829
RumbleON, Inc. Class B *	2,841	17,216
Scholastic Corp.	8,091	276,874
Shenandoah Telecommunications Co.	12,773	242,942
Shutterstock, Inc.	6,464	469,286
Sinclair Broadcast Group, Inc. Class A	11,424	196,036
Solo Brands, Inc. Class A *	5,125	36,798
Squarespace, Inc. Class A *	8,193	260,292
Stagwell, Inc. *	19,853	147,309
Stitch Fix, Inc. Class A *	23,149	118,291
TechTarget, Inc. *	7,641	275,993
TEGNA, Inc.	60,062	1,015,648
Telephone & Data Systems, Inc.	26,743	281,069
Terran Orbital Corp. *	6,280	11,555
Thryv Holdings, Inc. *	6,865	158,307
TrueCar, Inc. *	21,676	49,855
Tucows, Inc. Class A *	2,783	54,129
Upwork, Inc. *	33,741	381,948
Urban One, Inc. *	5,120	38,656
US Cellular Corp. *	4,356	90,300
Vacasa, Inc. Class A *	30,329	29,183
Value Line, Inc.	334	16,142
Viavi Solutions, Inc. *	60,790	658,356
Vivid Seats, Inc. Class A *	6,633	50,610
WideOpenWest, Inc. *	15,069	160,183
Yelp, Inc. *	18,257	560,490
Ziff Davis, Inc. *	12,400	967,820

		25,599,652

Consumer, Cyclical - 12.2%
A-Mark Precious Metals, Inc.	4,974	172,349
Abercrombie & Fitch Co. Class A *	13,117	363,997
Academy Sports & Outdoors, Inc.	20,717	1,351,784

	Shares	Value
Accel Entertainment, Inc. *	16,191	$147,500
Acushnet Holdings Corp.	9,067	461,873
Adient PLC *	25,850	1,058,816
Aeva Technologies, Inc. *	30,039	35,746
Allegiant Travel Co. *	4,301	395,606
America’s Car-Mart, Inc. *	1,705	135,053
American Axle & Manufacturing Holdings, Inc. *	31,386	245,125
American Eagle Outfitters, Inc.	41,456	557,169
Arko Corp.	23,938	203,234
Asbury Automotive Group, Inc. *	6,020	1,264,200
Aspen Aerogels, Inc. *	13,003	96,872
Aterian, Inc. *	20,441	17,581
Bally’s Corp. *	9,143	178,471
Beacon Roofing Supply, Inc. *	13,937	820,192
Beazer Homes USA, Inc. *	8,418	133,678
Bed Bath & Beyond, Inc. *	22,187	9,483
Big 5 Sporting Goods Corp.	5,932	45,617
Big Lots, Inc.	7,651	83,855
Biglari Holdings, Inc. Class B *	230	38,916
BJ’s Restaurants, Inc. *	6,392	186,263
Bloomin’ Brands, Inc.	23,639	606,340
Blue Bird Corp. *	5,026	102,681
Bluegreen Vacations Holding Corp.	2,658	72,776
BlueLinx Holdings, Inc. *	2,289	155,560
Boot Barn Holdings, Inc. *	7,996	612,813
Bowlero Corp. *	8,239	139,651
Brinker International, Inc. *	11,930	453,340
Buckle, Inc.	7,959	284,057
Build-A-Bear Workshop, Inc.	3,742	86,964
Caleres, Inc.	9,093	196,682
Camping World Holdings, Inc. Class A	10,500	219,135
Canoo, Inc. *	70,824	46,220
Cato Corp. Class A	5,395	47,692
Cavco Industries, Inc. *	2,375	754,632
Cenntro Electric Group Ltd. * (Australia)	50,498	23,320
Century Casinos, Inc. *	7,401	54,249
Century Communities, Inc.	7,755	495,700
Cepton, Inc. *	9,852	4,575
Cheesecake Factory, Inc.	12,932	453,267
Chico’s FAS, Inc. *	34,362	188,991
Children’s Place, Inc. *	3,065	123,366
Chuy’s Holdings, Inc. *	4,772	171,076
Cinemark Holdings, Inc. *	29,278	433,022
Citi Trends, Inc. *	2,540	48,311
Clarus Corp.	6,816	64,411
Clean Energy Fuels Corp. *	47,494	207,074
CompX International, Inc.	719	13,000
Conn’s, Inc. *	3,860	23,392
Container Store Group, Inc. *	9,489	32,547
Cracker Barrel Old Country Store, Inc.	5,996	681,146
Crocs, Inc. *	16,527	2,089,674
Dana, Inc.	34,666	521,723
Dave & Buster’s Entertainment, Inc. *	11,540	424,557
Denny’s Corp. *	14,657	163,572
Designer Brands, Inc. Class A	12,684	110,858
Destination XL Group, Inc. *	15,629	86,116
Dillard’s, Inc. Class A	1,085	333,833
Dine Brands Global, Inc.	3,904	264,067
Dorman Products, Inc. *	7,162	617,794
Douglas Dynamics, Inc.	5,789	184,611
Dream Finders Homes, Inc. Class A *	5,778	76,558
Duluth Holdings, Inc. Class B *	3,374	21,526
El Pollo Loco Holdings, Inc.	5,169	49,571
Ermenegildo Zegna NV (Italy)	16,402	223,723
Ethan Allen Interiors, Inc.	6,270	172,174
Everi Holdings, Inc. *	23,005	394,536
EVgo, Inc. *	19,124	148,976
Express, Inc. *	17,437	13,746
F45 Training Holdings, Inc. *	9,115	10,573
First Watch Restaurant Group, Inc. *	4,458	71,595
FirstCash, Inc.	10,283	980,690
Fisker, Inc. *	46,993	288,537

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Foot Locker, Inc.	21,834	$866,591
Forestar Group, Inc. *	4,745	73,832
Fossil Group, Inc. *	14,174	45,357
Fox Factory Holding Corp. *	11,567	1,403,887
Franchise Group, Inc.	7,091	193,230
Frontier Group Holdings, Inc. *	9,921	97,623
Full House Resorts, Inc. *	9,322	67,398
Funko, Inc. Class A *	9,070	85,530
G-III Apparel Group Ltd. *	12,267	190,752
Genesco, Inc. *	3,464	127,752
Gentherm, Inc. *	9,006	544,143
Global Industrial Co.	3,607	96,812
GMS, Inc. *	11,290	653,578
Golden Entertainment, Inc. *	5,662	246,354
Goodyear Tire & Rubber Co. *	76,126	838,909
Green Brick Partners, Inc. *	7,518	263,581
Group 1 Automotive, Inc.	3,823	865,604
GrowGeneration Corp. *	17,333	59,279
Guess?, Inc.	8,388	163,230
H&E Equipment Services, Inc.	8,812	389,755
Haverty Furniture Cos., Inc.	4,206	134,213
Hawaiian Holdings, Inc. *	14,373	131,657
Hibbett, Inc.	3,533	208,376
Hilton Grand Vacations, Inc. *	23,357	1,037,752
HNI Corp.	11,569	322,081
Holley, Inc. *	13,491	36,965
Hovnanian Enterprises, Inc. Class A *	1,458	98,911
Hudson Technologies, Inc. *	11,587	101,155
Hyliion Holdings Corp. *	35,612	70,512
Hyzon Motors, Inc. *	24,594	20,047
IMAX Corp. *	12,581	241,304
indie Semiconductor, Inc. Class A * (China)	28,191	297,415
Installed Building Products, Inc.	6,476	738,458
Interface, Inc.	16,564	134,500
International Game Technology PLC	26,623	713,496
iRobot Corp. *	7,514	327,911
Jack in the Box, Inc.	5,609	491,292
JOANN, Inc.	3,306	5,257
Johnson Outdoors, Inc. Class A	1,483	93,444
KAR Auction Services, Inc. *	30,134	412,233
KB Home	20,384	819,029
Kimball International, Inc. Class B	9,443	117,093
Kontoor Brands, Inc.	15,124	731,850
Kura Sushi USA, Inc. Class A *	1,269	83,551
La-Z-Boy, Inc.	11,979	348,349
Landsea Homes Corp. *	3,087	18,707
LCI Industries	6,732	739,645
LGI Homes, Inc. *	5,501	627,279
Liberty Media Corp. - Liberty Braves Class A *	2,808	97,101
Liberty Media Corp. - Liberty Braves Class C *	10,412	350,780
Life Time Group Holdings, Inc. *	11,059	176,502
Lifetime Brands, Inc.	4,323	25,419
Light & Wonder, Inc. *	25,699	1,543,225
Lightning eMotors, Inc. *	10,854	3,110
Lindblad Expeditions Holdings, Inc. *	9,393	89,797
Lions Gate Entertainment Corp. Class A *	15,888	175,880
Lions Gate Entertainment Corp. Class B *	32,936	341,876
LL Flooring Holdings, Inc. *	8,145	30,951
Lordstown Motors Corp. Class A *	44,120	29,256
Lovesac Co. *	3,639	105,167
Luminar Technologies, Inc. *	68,175	442,456
M/I Homes, Inc. *	6,933	437,403
Madison Square Garden Entertainment Corp. *	7,019	414,612
Malibu Boats, Inc. Class A *	5,379	303,645
Marcus Corp.	6,988	111,808
Marine Products Corp.	2,063	27,211
MarineMax, Inc. *	5,854	168,302
MasterCraft Boat Holdings, Inc. *	4,460	135,718
MDC Holdings, Inc.	15,938	619,510
Meritage Homes Corp.	9,922	1,158,493
Methode Electronics, Inc.	9,523	417,869
Microvast Holdings, Inc. *	47,733	59,189

	Shares	Value
Miller Industries, Inc.	3,086	$109,090
MillerKnoll, Inc.	20,364	416,444
Monarch Casino & Resort, Inc.	3,702	274,503
Motorcar Parts of America, Inc. *	5,348	39,789
Movado Group, Inc.	3,883	111,714
MRC Global, Inc. *	23,331	226,777
Mullen Automotive, Inc. *	250,732	32,921
Murphy USA, Inc.	5,483	1,414,888
National Vision Holdings, Inc. *	20,998	395,602
NEOGAMES SA * (Israel)	3,469	52,729
Nikola Corp. *	94,040	113,788
Noodles & Co. *	11,028	53,486
Nu Skin Enterprises, Inc. Class A	13,162	517,398
ODP Corp. *	11,100	499,278
ONE Group Hospitality, Inc. *	5,568	45,101
OneSpaWorld Holdings Ltd. * (Bahamas)	17,677	211,947
OneWater Marine, Inc. Class A *	3,002	83,966
Oxford Industries, Inc.	4,055	428,167
Papa John’s International, Inc.	8,882	665,528
Patrick Industries, Inc.	5,943	408,938
PC Connection, Inc.	3,267	146,884
PetMed Express, Inc.	5,625	91,350
PLBY Group, Inc. *	13,213	26,162
Portillo’s, Inc. Class A *	8,808	188,227
PriceSmart, Inc.	6,894	492,783
Proterra, Inc. *	61,591	93,618
Purple Innovation, Inc. *	16,412	43,328
Qurate Retail, Inc. *	97,221	96,035
RCI Hospitality Holdings, Inc.	2,406	188,077
Red Rock Resorts, Inc. Class A	13,712	611,144
Reservoir Media, Inc. *	5,058	32,978
Resideo Technologies, Inc. *	39,132	715,333
REV Group, Inc.	9,824	117,790
Rite Aid Corp. *	15,300	34,272
Rocky Brands, Inc.	1,966	45,356
Rush Enterprises, Inc. Class A	11,240	613,704
Rush Enterprises, Inc. Class B	1,946	116,546
Rush Street Interactive, Inc. *	15,494	48,186
Ruth’s Hospitality Group, Inc.	8,175	134,233
Sally Beauty Holdings, Inc. *	28,605	445,666
ScanSource, Inc. *	7,177	218,468
SeaWorld Entertainment, Inc. *	10,827	663,803
Shake Shack, Inc. Class A *	10,146	563,002
Shoe Carnival, Inc.	5,032	129,071
Shyft Group, Inc.	9,179	208,822
Signet Jewelers Ltd. (NYSE)	12,106	941,605
Skyline Champion Corp. *	14,537	1,093,618
SkyWest, Inc. *	13,945	309,161
Sleep Number Corp. *	6,003	182,551
Snap One Holdings Corp. *	4,391	41,056
Solid Power, Inc. *	35,749	107,604
Sonder Holdings, Inc. *	50,599	38,308
Sonic Automotive, Inc. Class A	5,018	272,678
Sonos, Inc. *	34,594	678,734
Sovos Brands, Inc. *	10,066	167,901
Spirit Airlines, Inc.	29,354	504,008
Sportsman’s Warehouse Holdings, Inc. *	10,339	87,675
Standard Motor Products, Inc.	5,668	209,206
Steelcase, Inc. Class A	22,684	190,999
Steven Madden Ltd.	20,726	746,136
Sun Country Airlines Holdings, Inc. *	9,156	187,698
Superior Group of Cos., Inc.	3,312	26,065
Sweetgreen, Inc. Class A *	24,234	189,995
Taylor Morrison Home Corp. *	28,712	1,098,521
Texas Roadhouse, Inc.	18,439	1,992,518
ThredUp, Inc. Class A *	16,754	42,388
Tile Shop Holdings, Inc. *	8,920	41,835
Tilly’s, Inc. Class A *	6,305	48,612
Titan International, Inc. *	14,386	150,765
Titan Machinery, Inc. *	5,393	164,217
Topgolf Callaway Brands Corp. *	37,834	817,971
Torrid Holdings, Inc. *	3,599	15,692

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Traeger, Inc. *	8,369	$34,397
TravelCenters of America, Inc. *	3,340	288,910
Tri Pointe Homes, Inc. *	27,141	687,210
Tupperware Brands Corp. *	12,501	31,252
TuSimple Holdings, Inc. Class A *	39,510	58,080
UniFirst Corp.	4,072	717,609
Universal Electronics, Inc. *	3,466	35,145
Urban Outfitters, Inc. *	17,046	472,515
Veritiv Corp.	3,636	491,369
Vinco Ventures, Inc. *	61,050	19,615
Virgin Galactic Holdings, Inc. *	64,893	262,817
Vista Outdoor, Inc. *	15,438	427,787
Visteon Corp. *	7,614	1,194,104
Vizio Holding Corp. Class A *	18,753	172,153
VSE Corp.	3,009	135,104
Wabash National Corp.	12,847	315,908
Warby Parker, Inc. Class A *	23,590	249,818
Weyco Group, Inc.	1,051	26,590
Wheels Up Experience, Inc. *	43,696	27,651
Wingstop, Inc.	8,168	1,499,481
Winmark Corp.	737	236,157
Winnebago Industries, Inc.	7,966	459,638
Wolverine World Wide, Inc.	20,648	352,048
Workhorse Group, Inc. *	43,667	58,077
World Fuel Services Corp.	16,885	431,412
Xos, Inc. *	14,811	7,776
XPEL, Inc. *	5,966	405,390
Xperi, Inc. *	11,152	121,891
Xponential Fitness, Inc. Class A *	5,719	173,800
Zumiez, Inc. *	4,234	78,075

		77,675,527

Consumer, Non-Cyclical - 23.3%
22nd Century Group, Inc. *	45,815	35,232
23andMe Holding Co. Class A *	71,199	162,334
2seventy bio, Inc. *	10,518	107,284
2U, Inc. *	20,622	141,261
4D Molecular Therapeutics, Inc. *	7,686	132,122
Aadi Bioscience, Inc. *	4,054	29,351
Aaron’s Co., Inc.	8,577	82,854
AbCellera Biologics, Inc. * (Canada)	55,760	420,430
ABM Industries, Inc.	17,969	807,527
Absci Corp. *	15,969	27,946
ACADIA Pharmaceuticals, Inc. *	32,550	612,591
ACCO Brands Corp.	26,556	141,278
Accolade, Inc. *	17,948	258,092
Aclaris Therapeutics, Inc. *	17,799	143,994
Acrivon Therapeutics, Inc. *	2,037	25,850
AdaptHealth Corp. *	20,246	251,658
Adaptive Biotechnologies Corp. *	31,382	277,103
Addus HomeCare Corp. *	4,101	437,823
Adicet Bio, Inc. *	8,114	46,737
ADMA Biologics, Inc. *	57,137	189,123
Adtalem Global Education, Inc. *	12,073	466,259
Aerovate Therapeutics, Inc. *	2,841	57,303
Affimed NV * (Germany)	42,961	32,032
Agenus, Inc. *	85,439	129,867
Agiliti, Inc. *	8,056	128,735
Agios Pharmaceuticals, Inc. *	15,244	350,155
AirSculpt Technologies, Inc.	2,943	14,833
Akero Therapeutics, Inc. *	9,312	356,277
Akoya Biosciences, Inc. *	4,926	40,295
Alarm.com Holdings, Inc. *	12,995	653,389
Alector, Inc. *	16,790	103,930
Alico, Inc.	1,937	46,875
Alight, Inc. Class A *	105,103	967,999
Alkermes PLC *	44,239	1,247,097
Allogene Therapeutics, Inc. *	22,463	110,967
Allovir, Inc. *	8,823	34,763
Alpha Teknova, Inc. *	1,963	5,810
Alphatec Holdings, Inc. *	20,325	317,070

	Shares	Value
Alpine Immune Sciences, Inc. *	6,438	$49,701
Alta Equipment Group, Inc.	6,047	95,845
ALX Oncology Holdings, Inc. *	5,781	26,130
American Public Education, Inc. *	5,787	31,366
American Well Corp. Class A *	64,449	152,100
Amicus Therapeutics, Inc. *	74,909	830,741
AMN Healthcare Services, Inc. *	11,731	973,204
Amneal Pharmaceuticals, Inc. *	26,987	37,512
Amphastar Pharmaceuticals, Inc. *	10,639	398,963
Amylyx Pharmaceuticals, Inc. *	13,509	396,354
AN2 Therapeutics, Inc. *	3,055	30,153
AnaptysBio, Inc. *	5,435	118,266
Anavex Life Sciences Corp. *	19,000	162,830
Andersons, Inc.	8,942	369,483
AngioDynamics, Inc. *	10,544	109,025
ANI Pharmaceuticals, Inc. *	3,417	135,723
Anika Therapeutics, Inc. *	4,185	120,193
Apellis Pharmaceuticals, Inc. *	25,516	1,683,035
API Group Corp. *	56,452	1,269,041
AppHarvest, Inc. *	19,667	12,042
Arbutus Biopharma Corp. *	30,997	93,921
Arcellx, Inc. *	8,109	249,838
Arcturus Therapeutics Holdings, Inc. *	6,511	156,069
Arcus Biosciences, Inc. *	14,448	263,532
Arcutis Biotherapeutics, Inc. *	11,295	124,245
Arlo Technologies, Inc. *	23,889	144,767
Arrowhead Pharmaceuticals, Inc. *	27,834	706,984
Artivion, Inc. *	10,719	140,419
Arvinas, Inc. *	12,948	353,739
ASGN, Inc. *	13,400	1,107,778
Atara Biotherapeutics, Inc. *	25,754	74,687
Atea Pharmaceuticals, Inc. *	21,675	72,611
Athira Pharma, Inc. *	9,189	22,973
ATI Physical Therapy, Inc. *	20,309	5,163
AtriCure, Inc. *	12,155	503,825
Atrion Corp.	361	226,676
Aura Biosciences, Inc. *	5,132	47,625
Aurinia Pharmaceuticals, Inc. * (Canada)	35,782	392,171
Avanos Medical, Inc. *	12,690	377,401
Aveanna Healthcare Holdings, Inc. *	10,995	11,435
Avid Bioservices, Inc. *	16,291	305,619
Avidity Biosciences, Inc. *	17,593	270,053
Axogen, Inc. *	11,451	108,212
Axonics, Inc. *	13,269	723,957
Axsome Therapeutics, Inc. *	8,658	534,025
B&G Foods, Inc.	19,827	307,913
Babylon Holdings Ltd. Class A * (United Kingdom)	1,198	6,098
Bakkt Holdings, Inc. *	18,181	31,271
Barrett Business Services, Inc.	1,784	158,134
Beachbody Co., Inc. *	28,413	13,701
Beam Therapeutics, Inc. *	17,129	524,490
Beauty Health Co. *	23,615	298,257
BellRing Brands, Inc. *	36,221	1,231,514
Benson Hill, Inc. *	48,043	55,249
Beyond Meat, Inc. *	16,288	264,354
BioCryst Pharmaceuticals, Inc. *	49,915	416,291
Biohaven Ltd. *	17,620	240,689
BioLife Solutions, Inc. *	9,481	206,212
Bionano Genomics, Inc. *	80,145	88,961
Bioventus, Inc. Class A *	8,317	8,899
Bioxcel Therapeutics, Inc. *	5,161	96,304
Bird Global, Inc. Class A *	60,073	16,814
Bluebird Bio, Inc. *	27,489	87,415
Blueprint Medicines Corp. *	16,176	727,758
Boxed, Inc. *	13,108	2,488
BRC, Inc. Class A *	7,203	37,023
Bridgebio Pharma, Inc. *	28,273	468,766
Bright Health Group, Inc. *	55,031	12,123
BrightView Holdings, Inc. *	11,545	64,883
Brink’s Co.	12,291	821,039
Brookdale Senior Living, Inc. *	52,734	155,565
Butterfly Network, Inc. *	36,805	69,193

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
C4 Therapeutics, Inc. *	11,659	$36,609
Cal-Maine Foods, Inc.	10,220	622,296
Calavo Growers, Inc.	4,921	141,577
Cano Health, Inc. *	45,716	41,602
Cara Therapeutics, Inc. *	12,408	60,923
Cardiovascular Systems, Inc. *	11,196	222,353
CareDx, Inc. *	14,543	132,923
CareMax, Inc. *	16,387	43,753
Caribou Biosciences, Inc. *	15,527	82,448
Carriage Services, Inc.	3,507	107,034
Cass Information Systems, Inc.	3,612	156,436
Cassava Sciences, Inc. *	10,696	257,988
Castle Biosciences, Inc. *	6,778	153,996
Catalyst Pharmaceuticals, Inc. *	26,621	441,376
CBIZ, Inc. *	12,645	625,801
Celldex Therapeutics, Inc. *	12,414	446,656
Celsius Holdings, Inc. *	15,138	1,406,926
Celularity, Inc. *	17,012	10,542
Central Garden & Pet Co. *	2,832	116,282
Central Garden & Pet Co. Class A *	10,573	413,087
Century Therapeutics, Inc. *	6,092	21,139
Cerevel Therapeutics Holdings, Inc. *	15,380	375,118
Cerus Corp. *	48,351	143,602
Chefs’ Warehouse, Inc. *	9,399	320,036
Chegg, Inc. *	33,630	548,169
Chimerix, Inc. *	20,798	26,205
Chinook Therapeutics, Inc. *	13,721	317,641
Cimpress PLC * (Ireland)	5,011	219,582
Cipher Mining, Inc. *	9,514	22,168
Clover Health Investments Corp. *	108,000	91,271
Coca-Cola Consolidated, Inc.	1,279	684,367
Cogent Biosciences, Inc. *	17,731	191,317
Coherus Biosciences, Inc. *	20,406	139,577
Collegium Pharmaceutical, Inc. *	8,932	214,279
Community Health Systems, Inc. *	35,405	173,485
CompoSecure, Inc. *	2,192	16,133
CONMED Corp.	7,804	810,523
Corcept Therapeutics, Inc. *	23,807	515,660
CoreCivic, Inc. *	30,586	281,391
CorVel Corp. *	2,363	449,632
Coursera, Inc. *	30,398	350,185
CRA International, Inc.	1,840	198,389
Crinetics Pharmaceuticals, Inc. *	14,790	237,527
Cross Country Healthcare, Inc. *	9,393	209,652
CTI BioPharma Corp. *	27,760	116,592
Cue Health, Inc. *	30,023	54,642
Cullinan Oncology, Inc. *	6,382	65,288
Custom Truck One Source, Inc. *	15,744	106,902
Cutera, Inc. *	4,734	111,817
Cytek Biosciences, Inc. *	32,059	294,622
Cytokinetics, Inc. *	22,308	785,019
Day One Biopharmaceuticals, Inc. *	7,650	102,281
Deciphera Pharmaceuticals, Inc. *	13,903	214,801
Deluxe Corp.	12,001	192,016
Denali Therapeutics, Inc. *	29,391	677,169
Design Therapeutics, Inc. *	9,609	55,444
DICE Therapeutics, Inc. *	9,889	283,320
Distribution Solutions Group, Inc. *	1,438	65,371
DocGo, Inc. *	22,021	190,482
Duckhorn Portfolio, Inc. *	11,347	180,417
Dynavax Technologies Corp. *	33,229	325,976
Dyne Therapeutics, Inc. *	8,556	98,565
Eagle Pharmaceuticals, Inc. *	2,602	73,819
Edgewell Personal Care Co.	13,942	591,420
Edgewise Therapeutics, Inc. *	10,824	72,196
Editas Medicine, Inc. *	19,439	140,933
Eiger BioPharmaceuticals, Inc. *	11,283	10,120
elf Beauty, Inc. *	13,403	1,103,737
Embecta Corp.	15,577	438,025
Emergent BioSolutions, Inc. *	14,083	145,900
Enanta Pharmaceuticals, Inc. *	5,538	223,957
Ennis, Inc.	7,255	153,008

	Shares	Value
Enochian Biosciences, Inc. *	10,109	$9,251
Ensign Group, Inc.	14,587	1,393,642
EQRx, Inc. *	55,481	107,633
Erasca, Inc. *	18,358	55,258
Esperion Therapeutics, Inc. *	21,875	34,781
European Wax Center, Inc. Class A	6,551	124,469
EVERTEC, Inc.	16,799	566,966
Evolus, Inc. *	9,829	83,153
EyePoint Pharmaceuticals, Inc. *	6,947	20,424
Fate Therapeutics, Inc. *	23,469	133,773
FibroGen, Inc. *	23,700	442,242
First Advantage Corp. *	16,191	226,026
Flywire Corp. *	15,560	456,842
Foghorn Therapeutics, Inc. *	5,573	34,553
Forrester Research, Inc. *	3,244	104,943
Franklin Covey Co. *	3,488	134,183
Fresh Del Monte Produce, Inc.	8,388	252,563
Fresh Market, Inc. * Ω ±	19,545	-
Fulcrum Therapeutics, Inc. *	12,662	36,087
Fulgent Genetics, Inc. *	5,932	185,197
GeneDx Holdings Corp. *	45,292	16,532
Generation Bio Co. *	13,156	56,571
GEO Group, Inc. *	33,214	262,058
Geron Corp. *	115,270	250,136
Glaukos Corp. *	12,302	616,330
Gossamer Bio, Inc. *	17,807	22,437
Graham Holdings Co. Class B	996	593,457
Green Dot Corp. Class A *	13,260	227,807
Greenidge Generation Holdings, Inc. *	2,593	1,172
GreenLight Biosciences Holdings PBC *	17,504	7,569
Hackett Group, Inc.	5,844	107,997
Haemonetics Corp. *	13,646	1,129,206
Hain Celestial Group, Inc. *	24,981	428,424
Halozyme Therapeutics, Inc. *	36,199	1,382,440
Harmony Biosciences Holdings, Inc. *	6,943	226,689
Healthcare Services Group, Inc.	20,771	288,094
HealthEquity, Inc. *	22,640	1,329,194
Heidrick & Struggles International, Inc.	5,551	168,528
Helen of Troy Ltd. *	6,422	611,182
Herbalife Nutrition Ltd. *	26,401	425,056
Herc Holdings, Inc.	6,818	776,570
Heron Therapeutics, Inc. *	28,366	42,833
Heska Corp. *	2,537	247,662
HF Foods Group, Inc. *	10,129	39,706
HilleVax, Inc. *	4,940	81,658
Honest Co., Inc. *	17,316	31,169
Hostess Brands, Inc. *	36,479	907,598
Humacyte, Inc. *	16,084	49,700
Huron Consulting Group, Inc. *	5,440	437,213
I3 Verticals, Inc. Class A *	6,213	152,405
ICF International, Inc.	4,983	546,635
Icosavax, Inc. *	6,944	40,275
Ideaya Biosciences, Inc. *	12,376	169,922
IGM Biosciences, Inc. *	2,873	39,475
ImmunityBio, Inc. *	22,558	41,056
ImmunoGen, Inc. *	59,569	228,745
Immunovant, Inc. *	11,512	178,551
Inari Medical, Inc. *	13,057	806,139
Information Services Group, Inc.	9,851	50,142
Ingles Markets, Inc. Class A	4,001	354,889
Inhibrx, Inc. *	9,175	173,132
Innovage Holding Corp. *	5,223	41,680
Innoviva, Inc. *	17,672	198,810
Inogen, Inc. *	6,640	82,867
Inotiv, Inc. *	5,533	23,958
Inovio Pharmaceuticals, Inc. *	67,342	55,220
Insmed, Inc. *	36,479	621,967
Insperity, Inc.	9,779	1,188,637
Inspire Medical Systems, Inc. *	7,779	1,820,831
Instil Bio, Inc. *	20,232	13,369
Integer Holdings Corp. *	8,890	688,975
Intellia Therapeutics, Inc. *	22,447	836,600

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Inter Parfums, Inc.	4,930	$701,243
Intercept Pharmaceuticals, Inc. *	6,993	93,916
Intra-Cellular Therapies, Inc. *	24,877	1,347,090
Invitae Corp. *	65,368	88,247
Invivyd, Inc. *	15,257	18,308
Iovance Biotherapeutics, Inc. *	39,828	243,349
iRadimed Corp.	2,073	81,573
iRhythm Technologies, Inc. *	8,198	1,016,798
Ironwood Pharmaceuticals, Inc. *	36,012	378,846
iTeos Therapeutics, Inc. *	6,653	90,547
IVERIC bio, Inc. *	36,978	899,675
J & J Snack Foods Corp.	4,111	609,332
Janux Therapeutics, Inc. *	4,413	53,397
John B Sanfilippo & Son, Inc.	2,524	244,626
John Wiley & Sons, Inc. Class A	11,318	438,799
Joint Corp. *	3,930	66,142
Jounce Therapeutics, Inc. *	11,490	21,257
KalVista Pharmaceuticals, Inc. *	6,622	52,049
Karuna Therapeutics, Inc. *	8,818	1,601,702
Karyopharm Therapeutics, Inc. *	21,360	83,090
Kelly Services, Inc. Class A	9,458	156,908
Keros Therapeutics, Inc. *	5,386	229,982
Kezar Life Sciences, Inc. *	14,514	45,429
Kforce, Inc.	5,345	338,018
Kiniksa Pharmaceuticals Ltd. Class A *	8,746	94,107
Kinnate Biopharma, Inc. *	7,928	49,550
Kodiak Sciences, Inc. *	9,520	59,024
Korn Ferry	14,141	731,655
Krispy Kreme, Inc.	19,048	296,196
Kronos Bio, Inc. *	11,060	16,148
Krystal Biotech, Inc. *	5,723	458,183
Kura Oncology, Inc. *	17,822	217,963
Kymera Therapeutics, Inc. *	10,398	308,093
Lancaster Colony Corp.	5,305	1,076,278
Lantheus Holdings, Inc. *	18,597	1,535,368
Laureate Education, Inc.	36,110	424,654
Leafly Holdings, Inc. *	5,172	2,068
Legalzoom.com, Inc. *	26,919	252,500
LeMaitre Vascular, Inc.	5,430	279,482
Lexicon Pharmaceuticals, Inc. *	22,083	53,662
Lifecore Biomedical, Inc. *	7,169	27,063
LifeStance Health Group, Inc. *	20,646	153,400
Ligand Pharmaceuticals, Inc. *	4,154	305,568
Liquidia Corp. *	12,971	89,630
LivaNova PLC *	14,322	624,153
LiveRamp Holdings, Inc. *	17,158	376,275
Local Bounti Corp. *	20,935	16,687
Lyell Immunopharma, Inc. *	48,670	114,861
MacroGenics, Inc. *	17,306	124,084
Madrigal Pharmaceuticals, Inc. *	3,465	839,431
MannKind Corp. *	70,182	287,746
Marathon Digital Holdings, Inc. *	30,964	270,006
MarketWise, Inc. *	3,098	5,731
Matthews International Corp. Class A	7,898	284,802
MaxCyte, Inc. *	23,744	117,533
Medifast, Inc.	3,048	315,986
Medpace Holdings, Inc. *	6,902	1,297,921
MeiraGTx Holdings PLC *	8,487	43,878
Merit Medical Systems, Inc. *	15,184	1,122,857
Mersana Therapeutics, Inc. *	25,636	105,364
MGP Ingredients, Inc.	3,783	365,892
MiMedx Group, Inc. *	31,650	107,927
Mineralys Therapeutics, Inc. *	2,973	46,557
Mirum Pharmaceuticals, Inc. *	4,941	118,683
Mission Produce, Inc. *	10,566	117,388
ModivCare, Inc. *	3,350	281,668
MoneyGram International, Inc. *	26,113	272,097
Moneylion, Inc. *	40,753	23,140
Monro, Inc.	8,610	425,592
Monte Rosa Therapeutics, Inc. *	8,298	64,641
Morphic Holding, Inc. *	6,925	260,657
Multiplan Corp. *	106,862	113,274

	Shares	Value
Myriad Genetics, Inc. *	21,349	$495,937
Nano-X Imaging Ltd. * (Israel)	12,598	72,690
NanoString Technologies, Inc. *	12,958	128,284
National Beverage Corp. *	6,592	347,530
National HealthCare Corp.	3,484	202,316
National Research Corp.	3,989	173,561
Natural Grocers by Vitamin Cottage, Inc.	2,889	33,946
Nature’s Sunshine Products, Inc. *	3,409	34,806
Nautilus Biotechnology, Inc. SPAC *	13,513	37,431
Nektar Therapeutics *	50,360	35,398
Neogen Corp. *	58,807	1,089,106
NeoGenomics, Inc. *	34,677	603,727
Nevro Corp. *	9,806	354,487
NGM Biopharmaceuticals, Inc. *	11,285	46,043
Nkarta, Inc. *	9,173	32,564
Nurix Therapeutics, Inc. *	12,900	114,552
Nuvalent, Inc. Class A *	5,661	147,695
NuVasive, Inc. *	14,048	580,323
Nuvation Bio, Inc. *	33,923	56,312
Ocugen, Inc. *	61,494	52,461
Ocular Therapeutix, Inc. *	22,034	116,119
OmniAb, Inc. *	21,888	80,548
Omnicell, Inc. *	11,934	700,168
Oncology Institute, Inc. *	8,717	5,909
OPKO Health, Inc. *	114,128	166,627
Option Care Health, Inc. *	45,432	1,443,375
OraSure Technologies, Inc. *	20,519	124,140
Organogenesis Holdings, Inc. *	19,948	42,489
Orthofix Medical, Inc. *	9,501	159,142
OrthoPediatrics Corp. *	4,138	183,272
Oscar Health, Inc. Class A *	33,375	218,273
Outlook Therapeutics, Inc. *	30,807	33,580
Owens & Minor, Inc. *	20,708	301,301
Owlet, Inc. *	4,459	1,447
P3 Health Partners, Inc. *	7,637	8,095
Pacific Biosciences of California, Inc. *	67,053	776,474
Pacira BioSciences, Inc. *	11,897	485,517
Paragon 28, Inc. *	12,892	220,066
Pardes Biosciences, Inc. *	7,949	10,493
Patterson Cos., Inc.	23,319	624,250
Payoneer Global, Inc. *	61,050	383,394
Paysafe Ltd. *	7,555	130,475
Pediatrix Medical Group, Inc. *	21,527	320,968
Pennant Group, Inc. *	7,562	107,985
PepGen, Inc. *	4,108	50,241
Perdoceo Education Corp. *	18,982	254,928
PetIQ, Inc. *	7,522	86,052
PFSweb, Inc.	4,567	19,364
Phathom Pharmaceuticals, Inc. *	6,496	46,381
PhenomeX, Inc. *	15,555	18,044
Phibro Animal Health Corp. Class A	6,195	94,907
PMV Pharmaceuticals, Inc. *	10,583	50,481
Point Biopharma Global, Inc. SPAC *	24,011	174,560
Praxis Precision Medicines, Inc. *	9,132	7,388
Precigen, Inc. *	27,023	28,644
Prestige Consumer Healthcare, Inc. *	13,334	835,108
Prime Medicine, Inc. *	2,639	32,460
Primo Water Corp.	42,625	654,294
Priority Technology Holdings, Inc. *	6,741	24,200
PROCEPT BioRobotics Corp. *	7,211	204,792
PROG Holdings, Inc. *	13,989	332,798
Progyny, Inc. *	20,397	655,152
Prometheus Biosciences, Inc. *	9,471	1,016,428
Protagonist Therapeutics, Inc. *	12,858	295,734
Prothena Corp. PLC * (Ireland)	10,623	514,897
Provention Bio, Inc. *	17,071	411,411
PTC Therapeutics, Inc. *	19,094	924,913
Pulmonx Corp. *	9,899	110,671
Quad/Graphics, Inc. *	10,046	43,097
Quanex Building Products Corp.	9,382	201,994
Quanterix Corp. *	9,476	106,795
Quantum-Si, Inc. *	25,398	44,700

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
R1 RCM, Inc. *	41,265	$618,975
RadNet, Inc. *	13,742	343,962
Rallybio Corp. *	4,168	23,799
RAPT Therapeutics, Inc. *	8,381	153,791
Reata Pharmaceuticals, Inc. Class A *	7,516	683,355
Recursion Pharmaceuticals, Inc. Class A *	38,141	254,400
REGENXBIO, Inc. *	11,287	213,437
Relay Therapeutics, Inc. *	22,827	375,961
Relmada Therapeutics, Inc. *	7,567	17,101
Remitly Global, Inc. *	27,402	464,464
Rent the Runway, Inc. Class A *	14,271	40,672
Repay Holdings Corp. *	24,901	163,600
Replimune Group, Inc. *	12,470	220,220
Resources Connection, Inc.	9,146	156,031
Revance Therapeutics, Inc. *	21,958	707,267
REVOLUTION Medicines, Inc. *	23,519	509,422
Rigel Pharmaceuticals, Inc. *	46,759	61,722
Riot Platforms, Inc. *	42,731	426,883
Rocket Pharmaceuticals, Inc. *	15,018	257,258
RxSight, Inc. *	5,676	94,676
Sabre Corp. *	87,617	375,877
Sage Therapeutics, Inc. *	14,085	591,007
Sana Biotechnology, Inc. *	24,818	81,155
Sangamo Therapeutics, Inc. *	39,707	69,884
Science 37 Holdings, Inc. *	17,433	4,909
Scilex Holding Co. *	18,410	150,962
Seer, Inc. *	14,879	57,433
Select Medical Holdings Corp.	28,044	724,937
Seneca Foods Corp. Class A *	1,582	82,691
Senseonics Holdings, Inc. *	124,245	88,214
Seres Therapeutics, Inc. *	19,829	112,430
Shockwave Medical, Inc. *	9,686	2,100,215
ShotSpotter, Inc. *	2,409	94,722
SI-BONE, Inc. *	9,359	184,092
SIGA Technologies, Inc.	13,267	76,285
Silk Road Medical, Inc. *	10,019	392,043
Simply Good Foods Co. *	24,193	962,156
Singular Genomics Systems, Inc. *	15,602	18,878
SomaLogic, Inc. *	42,206	107,625
SP Plus Corp. *	5,484	188,046
SpartanNash Co.	9,573	237,410
Spire Global, Inc. *	33,361	22,285
SpringWorks Therapeutics, Inc. *	9,882	254,363
Sprouts Farmers Market, Inc. *	28,781	1,008,198
STAAR Surgical Co. *	13,020	832,629
Sterling Check Corp. *	6,714	74,861
Stoke Therapeutics, Inc. *	6,122	50,996
StoneCo Ltd. Class A * (Brazil)	75,324	718,591
Strategic Education, Inc.	6,158	553,173
Stride, Inc. *	11,368	446,194
SunOpta, Inc. * (Canada)	27,036	208,177
Supernus Pharmaceuticals, Inc. *	13,188	477,801
Surgery Partners, Inc. *	14,162	488,164
Surmodics, Inc. *	3,813	86,860
Sutro Biopharma, Inc. *	16,154	74,631
Syndax Pharmaceuticals, Inc. *	16,052	339,018
Tactile Systems Technology, Inc. *	5,500	90,310
Talaris Therapeutics, Inc. *	6,058	11,389
Tango Therapeutics, Inc. *	13,129	51,860
Target Hospitality Corp. *	8,395	110,310
Tarsus Pharmaceuticals, Inc. *	5,112	64,258
Tattooed Chef, Inc. *	13,324	18,920
Tejon Ranch Co. *	5,981	109,273
Tenaya Therapeutics, Inc. *	8,212	23,404
Textainer Group Holdings Ltd. (China)	11,996	385,192
TG Therapeutics, Inc. *	36,847	554,179
Theravance Biopharma, Inc. *	17,771	192,815
Theseus Pharmaceuticals, Inc. *	4,288	38,077
Third Harmonic Bio, Inc. *	3,427	14,119
Thorne HealthTech, Inc. *	4,618	21,335
Tootsie Roll Industries, Inc.	4,239	190,395
Transcat, Inc. *	2,020	180,568

	Shares	Value
TransMedics Group, Inc. *	8,239	$623,939
Travere Therapeutics, Inc. *	17,103	384,646
Treace Medical Concepts, Inc. *	9,946	250,540
TreeHouse Foods, Inc. *	13,750	693,413
TriNet Group, Inc. *	10,173	820,046
Triton International Ltd. (Bermuda)	15,830	1,000,773
TrueBlue, Inc. *	9,091	161,820
Turning Point Brands, Inc.	4,262	89,502
Twist Bioscience Corp. *	15,898	239,742
Tyra Biosciences, Inc. *	3,456	55,538
Udemy, Inc. *	20,272	179,002
UFP Technologies, Inc. *	1,837	238,516
United Natural Foods, Inc. *	16,345	430,691
Universal Corp.	6,744	356,690
Universal Technical Institute, Inc. *	8,476	62,553
Upbound Group, Inc.	13,967	342,331
US Physical Therapy, Inc.	3,446	337,398
USANA Health Sciences, Inc. *	2,971	186,876
Utah Medical Products, Inc.	985	93,348
Utz Brands, Inc.	18,038	297,086
V2X, Inc. *	3,277	130,162
Vanda Pharmaceuticals, Inc. *	16,014	108,735
Varex Imaging Corp. *	9,770	177,716
Vaxart, Inc. *	34,034	25,754
Vaxcyte, Inc. *	19,489	730,448
VBI Vaccines, Inc. *	53,523	16,217
Vector Group Ltd.	38,892	467,093
Ventyx Biosciences, Inc. *	7,024	235,304
Vera Therapeutics, Inc. *	6,426	49,866
Veracyte, Inc. *	19,793	441,384
Vericel Corp. *	12,677	371,690
Veru, Inc. *	18,025	20,909
Verve Therapeutics, Inc. *	12,657	182,514
Viad Corp. *	5,741	119,642
Vicarious Surgical, Inc. *	15,098	34,272
ViewRay, Inc. *	39,648	137,182
Village Super Market, Inc. Class A	2,310	52,853
Vintage Wine Estates, Inc. *	8,349	8,933
Vir Biotechnology, Inc. *	19,572	455,440
Viridian Therapeutics, Inc. *	10,485	266,738
VistaGen Therapeutics, Inc. *	54,507	6,797
Vita Coco Co., Inc. *	7,497	147,091
Vital Farms, Inc. *	8,027	122,813
WD-40 Co.	3,696	658,073
Weis Markets, Inc.	4,410	373,395
Wejo Group Ltd. * (Bermuda)	6,235	3,074
Whole Earth Brands, Inc. *	10,648	27,259
Willdan Group, Inc. *	3,203	50,031
WW International, Inc. *	15,006	61,825
Xencor, Inc. *	15,446	430,789
Xeris Biopharma Holdings, Inc. *	37,515	61,149
Y-mAbs Therapeutics, Inc. *	9,957	49,885
Zentalis Pharmaceuticals, Inc. *	13,028	224,082
Zimvie, Inc. *	5,789	41,854
ZipRecruiter, Inc. Class A *	19,363	308,646
Zynex, Inc. *	6,493	77,916

		147,999,580

Energy - 6.4%
Aemetis, Inc. *	8,840	20,509
Alpha Metallurgical Resources, Inc.	4,131	644,436
Alto Ingredients, Inc. *	20,377	30,566
Amplify Energy Corp. *	9,684	66,529
Arch Resources, Inc.	4,124	542,141
Archrock, Inc.	36,616	357,738
Aris Water Solution, Inc. Class A	5,953	46,374
Array Technologies, Inc. *	41,087	898,984
Battalion Oil Corp. *	478	3,140
Berry Corp.	19,990	156,922
Borr Drilling Ltd. * (United Arab Emirates)	53,673	406,841
Bristow Group, Inc. *	6,668	149,363

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
California Resources Corp.	20,112	$774,312
Callon Petroleum Co. *	13,217	441,976
ChampionX Corp.	54,585	1,480,891
Chord Energy Corp.	11,379	1,531,613
Civitas Resources, Inc.	20,136	1,376,094
Cleanspark, Inc. *	20,273	56,359
CNX Resources Corp. *	45,574	730,095
Comstock Resources, Inc.	25,777	278,134
CONSOL Energy, Inc.	9,264	539,813
Crescent Energy Co. Class A	10,624	120,157
CVR Energy, Inc.	8,424	276,139
Delek US Holdings, Inc.	19,340	443,853
Denbury, Inc. *	13,695	1,200,093
Diamond Offshore Drilling, Inc. *	27,758	334,206
DMC Global, Inc. *	5,294	116,309
Dril-Quip, Inc. *	8,931	256,230
Earthstone Energy, Inc. Class A *	12,220	158,982
Empire Petroleum Corp. *	2,766	34,326
Energy Vault Holdings, Inc. *	23,503	50,296
Eneti, Inc.	5,910	55,259
Equitrans Midstream Corp.	111,666	645,429
Excelerate Energy, Inc. Class A	5,325	117,896
Expro Group Holdings NV *	23,434	430,248
Fluence Energy, Inc. *	9,905	200,576
FuelCell Energy, Inc. *	108,886	310,325
FutureFuel Corp.	7,097	52,376
Gevo, Inc. *	56,762	87,413
Golar LNG Ltd. * (Cameroon)	27,268	588,989
Green Plains, Inc. *	10,265	318,112
Gulfport Energy Corp. *	2,946	235,680
Heliogen, Inc. *	23,931	5,748
Helix Energy Solutions Group, Inc. *	38,090	294,817
Helmerich & Payne, Inc.	28,017	1,001,608
HighPeak Energy, Inc.	1,778	40,894
Kinetik Holdings, Inc.	4,871	152,462
Kosmos Energy Ltd. * (Ghana)	123,293	917,300
Liberty Energy, Inc.	36,474	467,232
Magnolia Oil & Gas Corp. Class A	47,471	1,038,666
Matador Resources Co.	30,720	1,463,808
Montauk Renewables, Inc. *	17,835	140,361
Murphy Oil Corp.	40,258	1,488,741
Nabors Industries Ltd. *	2,394	291,853
NACCO Industries, Inc. Class A	1,080	38,956
National Energy Services Reunited Corp. *	10,489	55,172
Newpark Resources, Inc. *	25,812	99,376
NextDecade Corp. *	8,872	44,094
NexTier Oilfield Solutions, Inc. *	47,356	376,480
Noble Corp. PLC *	22,848	901,811
Northern Oil & Gas, Inc.	18,036	547,393
NOW, Inc. *	29,266	326,316
Oceaneering International, Inc. *	27,215	479,800
Oil States International, Inc. *	17,196	143,243
Par Pacific Holdings, Inc. *	13,898	405,822
Patterson-UTI Energy, Inc.	58,393	683,198
PBF Energy, Inc. Class A	32,257	1,398,664
Peabody Energy Corp. *	32,076	821,146
Permian Resources Corp.	63,849	670,415
ProFrac Holding Corp. Class A *	6,451	81,734
ProPetro Holding Corp. *	24,544	176,471
Ramaco Resources, Inc.	6,187	54,507
Ranger Oil Corp. Class A	5,239	213,961
REX American Resources Corp. *	4,527	129,427
Riley Exploration Permian, Inc.	3,039	115,664
Ring Energy, Inc. *	24,141	45,868
RPC, Inc.	19,550	150,340
SandRidge Energy, Inc. *	5,917	85,264
Select Energy Services, Inc. Class A	19,247	133,959
Shoals Technologies Group, Inc. Class A *	44,301	1,009,620
SilverBow Resources, Inc. *	3,246	74,171
Sitio Royalties Corp. Class A	19,187	433,626
SM Energy Co.	32,846	924,943
Solaris Oilfield Infrastructure, Inc. Class A	8,990	76,775

	Shares	Value
Stem, Inc. *	40,545	$229,890
SunCoke Energy, Inc.	23,274	209,001
Sunnova Energy International, Inc. *	26,517	414,196
SunPower Corp. *	21,646	299,581
Talos Energy, Inc. *	18,638	276,588
Tellurian, Inc. *	143,054	175,956
TETRA Technologies, Inc. *	34,967	92,663
Tidewater, Inc. *	12,889	568,147
TPI Composites, Inc. *	10,178	132,823
US Silica Holdings, Inc. *	20,929	249,892
VAALCO Energy, Inc.	29,265	132,570
Valaris Ltd. *	16,671	1,084,615
Vertex Energy, Inc. *	15,330	151,460
Vital Energy, Inc. *	4,715	214,721
W&T Offshore, Inc. *	26,922	136,764
Warrior Met Coal, Inc.	14,191	520,952
Weatherford International PLC *	19,249	1,142,428

		40,599,677

Financial - 21.0%
1st Source Corp.	4,277	184,553
Acadia Realty Trust REIT	24,153	336,934
ACNB Corp.	2,538	82,612
AFC Gamma, Inc. REIT	4,115	50,038
Agree Realty Corp. REIT	23,948	1,643,072
Alerus Financial Corp.	4,370	70,139
Alexander & Baldwin, Inc. REIT *	19,821	374,815
Alexander’s, Inc. REIT	603	116,831
Amalgamated Financial Corp.	4,180	73,944
Ambac Financial Group, Inc. *	12,470	193,036
Amerant Bancorp, Inc.	7,762	168,901
American Assets Trust, Inc. REIT	13,629	253,363
American Equity Investment Life Holding Co.	19,253	702,542
American National Bankshares, Inc.	3,137	99,443
Ameris Bancorp	17,990	658,074
AMERISAFE, Inc.	5,085	248,911
Angel Oak Mortgage REIT, Inc.	3,681	26,871
Anywhere Real Estate, Inc. *	29,311	154,762
Apartment Investment & Management Co. Class A REIT	40,850	314,137
Apollo Commercial Real Estate Finance, Inc. REIT	37,921	353,045
Apple Hospitality REIT, Inc.	58,715	911,257
Applied Digital Corp. *	20,919	46,859
Arbor Realty Trust, Inc. REIT	44,628	512,776
Ares Commercial Real Estate Corp. REIT	15,222	138,368
Argo Group International Holdings Ltd.	8,821	258,367
Armada Hoffler Properties, Inc. REIT	17,038	201,219
ARMOUR Residential REIT, Inc.	39,030	204,908
Arrow Financial Corp.	3,690	91,918
Artisan Partners Asset Management, Inc. Class A	16,209	518,364
Ashford Hospitality Trust, Inc. REIT *	9,938	31,901
AssetMark Financial Holdings, Inc. *	5,895	185,398
Associated Banc-Corp.	40,725	732,235
Associated Capital Group, Inc. Class A	507	18,734
Atlantic Union Bankshares Corp.	20,360	713,618
Atlanticus Holdings Corp. *	1,279	34,699
Avantax, Inc. *	13,083	344,345
Axos Financial, Inc. *	15,615	576,506
B Riley Financial, Inc.	5,814	165,059
Banc of California, Inc.	12,967	162,477
BancFirst Corp.	5,450	452,895
Banco Latinoamericano de Comercio Exterior SA (Panama)	7,106	123,502
Bancorp, Inc. *	14,708	409,618
Bank First Corp.	1,891	139,140
Bank of Marin Bancorp	4,597	100,628
Bank of NT Butterfield & Son Ltd. (Bermuda)	13,464	363,528
BankUnited, Inc.	20,187	455,822
Bankwell Financial Group, Inc.	1,898	47,184
Banner Corp.	9,489	515,917
Bar Harbor Bankshares	4,199	111,064

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
BayCom Corp.	3,365	$57,474
BCB Bancorp, Inc.	4,277	56,157
Berkshire Hills Bancorp, Inc.	11,394	285,534
BGC Partners, Inc. Class A	85,462	446,966
Blackstone Mortgage Trust, Inc. Class A REIT	47,467	847,286
Blue Foundry Bancorp *	7,307	69,563
Blue Ridge Bankshares, Inc.	4,942	50,408
Bluerock Homes Trust, Inc. REIT *	996	19,741
Braemar Hotels & Resorts, Inc. REIT	16,471	63,578
Brandywine Realty Trust REIT	48,359	228,738
Bread Financial Holdings, Inc.	8,017	243,075
Bridgewater Bancshares, Inc. *	6,000	65,040
Brightsphere Investment Group, Inc.	8,467	199,652
BrightSpire Capital, Inc. REIT	27,793	163,979
Broadmark Realty Capital, Inc. REIT	36,929	173,566
Broadstone Net Lease, Inc. REIT	47,458	807,261
Brookfield Business Corp. Class A (Canada)	7,170	142,109
Brookline Bancorp, Inc.	23,849	250,415
BRP Group, Inc. Class A *	16,411	417,824
BRT Apartments Corp. REIT	2,962	58,411
Business First Bancshares, Inc.	6,834	117,066
Byline Bancorp, Inc.	6,572	142,087
Cadence Bank	46,120	957,451
Cambridge Bancorp	1,939	125,667
Camden National Corp.	4,199	151,962
Cannae Holdings, Inc. *	18,942	382,250
Capital Bancorp, Inc.	2,234	37,174
Capital City Bank Group, Inc.	3,827	112,169
Capitol Federal Financial, Inc.	33,292	224,055
Capstar Financial Holdings, Inc.	5,885	89,158
CareTrust REIT, Inc.	26,731	523,393
Carter Bankshares, Inc. *	6,979	97,706
Cathay General Bancorp	19,395	669,515
CBL & Associates Properties, Inc. REIT	7,098	181,993
Centerspace REIT	4,153	226,878
Central Pacific Financial Corp.	6,796	121,648
Chatham Lodging Trust REIT	13,379	140,346
Chicago Atlantic Real Estate Finance, Inc.	1,993	26,925
Chimera Investment Corp. REIT	64,931	366,211
Citizens & Northern Corp.	4,143	88,577
City Holding Co.	4,031	366,337
City Office REIT, Inc.	12,171	83,980
Civista Bancshares, Inc.	4,343	73,310
Claros Mortgage Trust, Inc. REIT	25,821	300,815
Clipper Realty, Inc. REIT	3,507	20,130
CNB Financial Corp.	4,622	88,742
CNO Financial Group, Inc.	30,872	685,050
Coastal Financial Corp. *	2,871	103,385
Cohen & Steers, Inc.	6,861	438,830
Colony Bankcorp, Inc.	4,010	40,902
Columbia Financial, Inc. *	8,740	159,767
Community Bank System, Inc.	14,574	764,989
Community Healthcare Trust, Inc. REIT	6,196	226,774
Community Trust Bancorp, Inc.	3,689	139,998
Compass Diversified Holdings	17,056	325,428
Compass, Inc. Class A *	76,879	248,319
ConnectOne Bancorp, Inc.	10,724	189,600
Consumer Portfolio Services, Inc. *	2,941	31,439
Corporate Office Properties Trust REIT	30,726	728,513
Crawford & Co. Class A	4,680	39,125
CrossFirst Bankshares, Inc. *	11,653	122,123
Cryptyde, Inc. *	5,142	428
CTO Realty Growth, Inc. REIT	4,827	83,314
Curo Group Holdings Corp.	5,819	10,067
Cushman & Wakefield PLC *	42,826	451,386
Customers Bancorp, Inc. *	8,592	159,124
CVB Financial Corp.	37,158	619,795
Diamond Hill Investment Group, Inc.	863	142,033
DiamondRock Hospitality Co. REIT	57,973	471,320
Dime Community Bancshares, Inc.	8,897	202,140
Diversified Healthcare Trust REIT	70,553	95,247
Doma Holdings, Inc. *	38,651	15,750

	Shares	Value
Donegal Group, Inc. Class A	4,250	$64,940
Douglas Elliman, Inc.	20,647	64,212
Dynex Capital, Inc. REIT	13,884	168,274
Eagle Bancorp, Inc.	7,888	264,011
Easterly Government Properties, Inc. REIT	23,597	324,223
Eastern Bankshares, Inc.	41,795	527,453
eHealth, Inc. *	6,957	65,118
Ellington Financial, Inc. REIT	15,146	184,933
Elme Communities REIT	23,016	411,066
Empire State Realty Trust, Inc. Class A REIT	37,332	242,285
Employers Holdings, Inc.	7,209	300,543
Enact Holdings, Inc.	8,054	184,114
Encore Capital Group, Inc. *	6,183	311,932
Enova International, Inc. *	8,269	367,392
Enstar Group Ltd. *	3,052	707,423
Enterprise Bancorp, Inc.	2,665	83,841
Enterprise Financial Services Corp.	9,498	423,516
Equity Bancshares, Inc. Class A	4,136	100,794
Equity Commonwealth REIT	28,666	593,673
Esquire Financial Holdings, Inc.	1,920	75,072
Essent Group Ltd.	28,743	1,151,157
Essential Properties Realty Trust, Inc. REIT	38,469	955,955
eXp World Holdings, Inc.	18,376	233,191
EZCORP, Inc. Class A *	14,170	121,862
Farmers & Merchants Bancorp, Inc.	3,097	75,319
Farmers National Banc Corp.	8,886	112,319
Farmland Partners, Inc. REIT	14,392	153,994
FB Financial Corp.	9,412	292,525
Federal Agricultural Mortgage Corp. Class C	2,423	322,719
Federated Hermes, Inc.	23,450	941,283
Finance Of America Cos., Inc. Class A *	5,255	6,516
Financial Institutions, Inc.	4,452	85,835
First BanCorp	49,813	568,864
First Bancorp, Inc.	3,166	81,968
First Bancorp/Southern Pines NC	10,320	366,566
First Bancshares, Inc.	5,708	147,438
First Bank	4,430	44,743
First Busey Corp.	14,444	293,791
First Business Financial Services, Inc.	2,084	63,583
First Commonwealth Financial Corp.	26,911	334,504
First Community Bankshares, Inc.	4,892	122,545
First Financial Bancorp	25,021	544,707
First Financial Bankshares, Inc.	35,422	1,129,962
First Financial Corp.	2,998	112,365
First Foundation, Inc.	14,379	107,124
First Guaranty Bancshares, Inc.	1,411	22,110
First Internet Bancorp	2,673	44,505
First Interstate BancSystem, Inc. Class A	24,379	727,957
First Merchants Corp.	15,591	513,723
First Mid Bancshares, Inc.	5,363	145,981
First of Long Island Corp.	6,523	88,061
First Western Financial, Inc. *	1,760	34,848
Five Star Bancorp	3,543	75,608
Flushing Financial Corp.	7,798	116,112
Focus Financial Partners, Inc. Class A *	15,754	817,160
Four Corners Property Trust, Inc. REIT	22,511	604,645
Franklin BSP Realty Trust, Inc. REIT	22,518	268,640
Franklin Street Properties Corp. REIT	29,405	46,166
FRP Holdings, Inc. *	1,863	107,830
Fulton Financial Corp.	44,113	609,642
FVCBankcorp, Inc. *	3,783	40,289
GCM Grosvenor, Inc. Class A	11,898	92,923
Genworth Financial, Inc. Class A *	137,169	688,588
German American Bancorp, Inc.	7,675	256,115
Getty Realty Corp. REIT	11,224	404,401
Glacier Bancorp, Inc.	30,296	1,272,735
Gladstone Commercial Corp. REIT	10,476	132,312
Gladstone Land Corp. REIT	8,305	138,278
Global Medical REIT, Inc.	17,213	156,810
Global Net Lease, Inc. REIT	28,727	369,429
Goosehead Insurance, Inc. Class A *	5,043	263,245
Granite Point Mortgage Trust, Inc. REIT	15,191	75,347

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Great Southern Bancorp, Inc.	2,460	$124,673
Greene County Bancorp, Inc.	1,548	35,109
Greenlight Capital Re Ltd. Class A *	7,649	71,824
Guaranty Bancshares, Inc.	2,295	63,962
Hamilton Lane, Inc. Class A	9,709	718,272
Hancock Whitney Corp.	23,593	858,785
Hanmi Financial Corp.	8,694	161,448
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	23,649	676,361
HarborOne Bancorp, Inc.	12,421	151,536
HBT Financial, Inc.	2,753	54,289
HCI Group, Inc.	1,867	100,071
Heartland Financial USA, Inc.	11,395	437,112
Heritage Commerce Corp.	16,489	137,353
Heritage Financial Corp.	9,657	206,660
Hersha Hospitality Trust REIT	9,820	65,990
Hilltop Holdings, Inc.	13,465	399,507
Hingham Institution For Savings	413	96,411
Hippo Holdings, Inc. *	4,255	69,059
Home Bancorp, Inc.	2,196	72,534
Home BancShares, Inc.	51,451	1,117,001
Home Point Capital, Inc.	1,960	3,783
HomeStreet, Inc.	5,106	91,857
HomeTrust Bancshares, Inc.	3,954	97,229
Hope Bancorp, Inc.	32,619	320,319
Horace Mann Educators Corp.	10,803	361,684
Horizon Bancorp, Inc.	10,763	119,039
Houlihan Lokey, Inc.	13,800	1,207,362
Independence Realty Trust, Inc. REIT	61,175	980,635
Independent Bank Corp.	12,655	830,421
Independent Bank Corp. MI	5,801	103,084
Independent Bank Group, Inc.	9,548	442,550
Indus Realty Trust, Inc. REIT	1,352	89,624
Industrial Logistics Properties Trust REIT	18,680	57,348
Innovative Industrial Properties, Inc. REIT	7,529	572,129
International Bancshares Corp.	14,618	625,943
International Money Express, Inc. *	8,259	212,917
InvenTrust Properties Corp. REIT	18,151	424,733
Invesco Mortgage Capital, Inc. REIT	9,273	102,838
Investors Title Co.	373	56,323
iStar, Inc. REIT *	10,953	321,677
Jackson Financial, Inc. Class A	20,160	754,186
James River Group Holdings Ltd.	9,238	190,765
John Marshall Bancorp, Inc.	3,207	69,271
Kearny Financial Corp.	16,274	132,145
Kennedy-Wilson Holdings, Inc.	32,099	532,522
Kinsale Capital Group, Inc.	5,908	1,773,285
Kite Realty Group Trust REIT	59,425	1,243,171
KKR Real Estate Finance Trust, Inc. REIT	16,175	184,233
Ladder Capital Corp. REIT	30,782	290,890
Lakeland Bancorp, Inc.	16,386	256,277
Lakeland Financial Corp.	6,647	416,368
Legacy Housing Corp. *	2,286	52,029
Lemonade, Inc. *	12,860	183,384
LendingClub Corp. *	28,655	206,603
LendingTree, Inc. *	3,022	80,567
Live Oak Bancshares, Inc.	9,311	226,909
LTC Properties, Inc. REIT	11,094	389,732
Luther Burbank Corp.	4,448	42,167
LXP Industrial Trust REIT	73,997	762,909
Macatawa Bank Corp.	7,514	76,793
Macerich Co. REIT	58,824	623,534
Marcus & Millichap, Inc.	6,955	223,325
MBIA, Inc. *	13,661	126,501
McGrath RentCorp	6,653	620,791
Mercantile Bank Corp.	4,061	124,185
Merchants Bancorp	4,198	109,316
Mercury General Corp.	7,482	237,479
Metrocity Bankshares, Inc.	5,458	93,277
Metropolitan Bank Holding Corp. *	2,787	94,451
MFA Financial, Inc. REIT	28,869	286,380
Mid Penn Bancorp, Inc.	4,078	104,438

	Shares	Value
Midland States Bancorp, Inc.	6,065	$129,912
MidWestOne Financial Group, Inc.	4,126	100,757
Moelis & Co. Class A	17,370	667,703
Mr Cooper Group, Inc. *	18,797	770,113
MVB Financial Corp.	2,897	59,794
National Bank Holdings Corp. Class A	7,737	258,880
National Health Investors, Inc. REIT	11,339	584,866
National Western Life Group, Inc. Class A	618	149,939
Navient Corp.	27,674	442,507
NBT Bancorp, Inc.	11,309	381,226
Necessity Retail REIT, Inc. REIT	37,120	233,114
Nelnet, Inc. Class A	4,061	373,165
NerdWallet, Inc. Class A *	7,145	115,606
NETSTREIT Corp. REIT	15,207	277,984
New York Mortgage Trust, Inc. REIT *	25,592	254,896
Newmark Group, Inc. Class A	38,156	270,144
Nexpoint Real Estate Finance, Inc. REIT	1,781	27,908
NexPoint Residential Trust, Inc. REIT	5,961	260,317
NI Holdings, Inc. *	2,437	31,681
Nicolet Bankshares, Inc. *	3,237	204,093
NMI Holdings, Inc. Class A *	22,051	492,399
Northeast Bank	1,878	63,213
Northfield Bancorp, Inc.	10,985	129,403
Northwest Bancshares, Inc.	32,331	388,942
OceanFirst Financial Corp.	15,899	293,814
Offerpad Solutions, Inc. *	19,220	10,129
Office Properties Income Trust REIT	13,833	170,146
OFG Bancorp	12,930	322,474
Old National Bancorp	80,348	1,158,618
Old Second Bancorp, Inc.	11,761	165,360
One Liberty Properties, Inc. REIT	4,590	105,249
Oportun Financial Corp. *	8,309	32,073
Oppenheimer Holdings, Inc. Class A	2,365	92,590
OppFi, Inc. *	2,693	5,521
Orchid Island Capital, Inc. REIT	8,905	95,551
Origin Bancorp, Inc.	6,361	204,506
Orion Office REIT, Inc. REIT	15,895	106,497
Orrstown Financial Services, Inc.	3,134	62,241
Outfront Media, Inc. REIT	39,558	642,026
Pacific Premier Bancorp, Inc.	24,843	596,729
Palomar Holdings, Inc. *	6,634	366,197
Paramount Group, Inc. REIT	47,763	217,799
Park National Corp.	3,897	462,067
Parke Bancorp, Inc.	3,261	57,981
Pathward Financial, Inc.	7,274	301,798
PCB Bancorp	3,596	52,106
Peapack-Gladstone Financial Corp.	4,471	132,431
Pebblebrook Hotel Trust REIT	36,102	506,872
PennyMac Financial Services, Inc.	7,472	445,406
PennyMac Mortgage Investment Trust REIT	24,429	301,210
Peoples Bancorp, Inc.	7,263	187,022
Peoples Financial Services Corp.	1,981	85,876
Perella Weinberg Partners	10,327	93,976
Phillips Edison & Co., Inc. REIT	32,364	1,055,714
Physicians Realty Trust REIT	61,837	923,226
Piedmont Office Realty Trust, Inc. Class A REIT	30,426	222,110
Pioneer Bancorp, Inc. *	3,302	32,558
Piper Sandler Cos.	4,727	655,209
PJT Partners, Inc. Class A	6,391	461,366
Plymouth Industrial REIT, Inc. REIT	10,352	217,496
Postal Realty Trust, Inc. Class A REIT	5,575	84,852
PotlatchDeltic Corp. REIT	21,748	1,076,526
PRA Group, Inc. *	10,304	401,444
Preferred Bank	2,729	149,576
Premier Financial Corp.	9,188	190,467
Primis Financial Corp.	6,934	66,774
ProAssurance Corp.	15,153	280,027
Provident Bancorp, Inc.	4,605	31,498
Provident Financial Services, Inc.	19,430	372,667
QCR Holdings, Inc.	4,401	193,248
Radian Group, Inc.	42,876	947,560
Radius Global Infrastructure, Inc. Class A *	21,153	310,315

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
RBB Bancorp	4,055	$62,853
RE/MAX Holdings, Inc. Class A	5,257	98,621
Ready Capital Corp. REIT	19,695	200,298
Red River Bancshares, Inc.	1,395	67,113
Redfin Corp. *	28,059	254,215
Redwood Trust, Inc. REIT	29,869	201,317
Regional Management Corp.	2,179	56,850
Renasant Corp.	14,687	449,128
Republic Bancorp, Inc. Class A	2,481	105,269
Republic First Bancorp, Inc. *	12,170	16,551
Retail Opportunity Investments Corp. REIT	31,028	433,151
RLI Corp.	10,694	1,421,340
RLJ Lodging Trust REIT	42,658	452,175
RMR Group, Inc. Class A	4,232	111,048
Root, Inc. Class A *	2,147	9,683
RPT Realty REIT	23,181	220,451
Ryman Hospitality Properties, Inc. REIT	14,693	1,318,403
S&T Bancorp, Inc.	10,345	325,350
Sabra Health Care REIT, Inc.	62,757	721,706
Safety Insurance Group, Inc.	3,743	278,928
Sandy Spring Bancorp, Inc.	11,460	297,731
Saul Centers, Inc. REIT	3,363	131,157
Sculptor Capital Management, Inc.	6,599	56,817
Seacoast Banking Corp. of Florida	17,753	420,746
Selective Insurance Group, Inc.	16,316	1,555,404
Selectquote, Inc. *	38,528	83,606
Service Properties Trust REIT	44,592	444,136
ServisFirst Bancshares, Inc.	13,709	748,923
Shore Bancshares, Inc.	5,478	78,226
Sierra Bancorp	4,016	69,156
Silvercrest Asset Management Group, Inc. Class A	2,703	49,141
Simmons First National Corp. Class A	32,914	575,666
SiriusPoint Ltd. * (Bermuda)	26,349	214,217
SITE Centers Corp. REIT	52,075	639,481
Skyward Specialty Insurance Group, Inc. *	1,994	43,609
SmartFinancial, Inc.	3,979	92,074
South Plains Financial, Inc.	2,964	63,459
Southern First Bancshares, Inc. *	2,115	64,931
Southern Missouri Bancorp, Inc.	2,222	83,125
Southside Bancshares, Inc.	8,002	265,666
SouthState Corp.	20,508	1,461,400
St. Joe Co.	9,580	398,624
STAG Industrial, Inc. REIT	49,453	1,672,500
Star Holdings *	3,395	59,039
Stellar Bancorp, Inc.	12,396	305,066
StepStone Group, Inc. Class A	14,887	361,307
Sterling Bancorp, Inc. *	5,290	29,941
Stewart Information Services Corp.	7,525	303,634
Stock Yards Bancorp, Inc.	7,873	434,117
StoneX Group, Inc. *	4,838	500,878
Stratus Properties, Inc.	1,416	28,320
Summit Financial Group, Inc.	3,486	72,335
Summit Hotel Properties, Inc. REIT	29,249	204,743
Sunlight Financial Holdings, Inc. *	7,562	2,362
Sunstone Hotel Investors, Inc. REIT	57,423	567,339
SWK Holdings Corp. *	1,531	27,344
Tanger Factory Outlet Centers, Inc. REIT	27,148	532,915
Terreno Realty Corp. REIT	21,899	1,414,675
Texas Capital Bancshares, Inc. *	13,250	648,720
Third Coast Bancshares, Inc. *	3,504	55,048
Tiptree, Inc.	6,469	94,253
Tompkins Financial Corp.	3,821	252,988
Towne Bank	19,054	507,789
TPG RE Finance Trust, Inc. REIT	18,201	132,139
Transcontinental Realty Investors, Inc. REIT *	349	14,794
Trean Insurance Group, Inc. *	6,132	37,528
TriCo Bancshares	8,442	351,103
Triumph Financial, Inc. *	6,284	364,849
Trupanion, Inc. *	10,516	451,031
TrustCo Bank Corp.	5,333	170,336
Trustmark Corp.	16,544	408,637
Two Harbors Investment Corp. REIT	25,738	378,606

	Shares	Value
UMB Financial Corp.	12,141	$700,779
UMH Properties, Inc. REIT	14,325	211,867
United Bankshares, Inc.	35,955	1,265,616
United Community Banks, Inc.	28,350	797,202
United Fire Group, Inc.	5,938	157,654
Uniti Group, Inc. REIT	66,310	235,401
Unity Bancorp, Inc.	2,261	51,573
Universal Health Realty Income Trust REIT	3,362	161,746
Universal Insurance Holdings, Inc.	6,721	122,457
Univest Financial Corp.	8,159	193,695
Urban Edge Properties REIT	30,102	453,336
Urstadt Biddle Properties, Inc. Class A REIT	7,347	129,087
USCB Financial Holdings, Inc. *	2,558	25,299
Valley National Bancorp	117,672	1,087,289
Velocity Financial, Inc. *	2,465	22,259
Veris Residential, Inc. REIT *	23,949	350,613
Veritex Holdings, Inc.	13,677	249,742
Victory Capital Holdings, Inc. Class A	4,290	125,568
Virtus Investment Partners, Inc.	1,849	352,031
Walker & Dunlop, Inc.	8,291	631,525
Washington Federal, Inc.	17,448	525,534
Washington Trust Bancorp, Inc.	4,592	159,159
Waterstone Financial, Inc.	5,473	82,806
WesBanco, Inc.	15,303	469,802
West BanCorp, Inc.	4,532	82,800
Westamerica BanCorp	6,938	307,353
Whitestone REIT	14,017	128,956
WisdomTree, Inc.	37,968	222,492
World Acceptance Corp. *	1,113	92,702
WSFS Financial Corp.	16,763	630,456
Xenia Hotels & Resorts, Inc. REIT	31,056	406,523

		133,702,805

Industrial - 14.6%
908 Devices, Inc. *	6,002	51,617
AAON, Inc.	11,974	1,157,766
AAR Corp. *	8,890	484,949
Advanced Energy Industries, Inc.	10,220	1,001,560
Aerojet Rocketdyne Holdings, Inc. *	21,710	1,219,451
AeroVironment, Inc. *	6,626	607,339
AerSale Corp. *	7,056	121,504
AEye, Inc. *	36,289	11,424
Air Transport Services Group, Inc. *	15,337	319,470
Akoustis Technologies, Inc. *	13,687	42,156
Alamo Group, Inc.	2,728	502,388
Albany International Corp. Class A	8,499	759,471
Allied Motion Technologies, Inc.	3,446	133,188
American Woodmark Corp. *	4,645	241,865
AMMO, Inc. *	24,273	47,818
Apogee Enterprises, Inc.	5,639	243,887
Applied Industrial Technologies, Inc.	10,458	1,486,396
ArcBest Corp.	6,566	606,830
Archer Aviation, Inc. Class A *	38,942	111,374
Arcosa, Inc.	13,155	830,212
Ardmore Shipping Corp. (Ireland)	10,774	160,209
Argan, Inc.	3,217	130,192
Astec Industries, Inc.	6,382	263,258
Astra Space, Inc. *	41,037	17,441
Astronics Corp. *	6,683	89,285
Atkore, Inc. *	10,737	1,508,334
Atlas Technical Consultants, Inc. *	4,893	59,646
Babcock & Wilcox Enterprises, Inc. *	15,816	95,845
Badger Meter, Inc.	7,995	973,951
Barnes Group, Inc.	13,021	524,486
Belden, Inc.	11,601	1,006,619
Benchmark Electronics, Inc.	9,797	232,091
Berkshire Grey, Inc. *	14,515	20,031
Blink Charging Co. *	10,403	89,986
Bloom Energy Corp. Class A *	48,936	975,294
Boise Cascade Co.	10,660	674,245
Brady Corp. Class A	12,274	659,482

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Cactus, Inc. Class A	17,121	$705,899
Cadre Holdings, Inc.	5,135	110,608
Caesarstone Ltd.	6,257	25,841
Casella Waste Systems, Inc. Class A *	13,611	1,125,085
Centrus Energy Corp. Class A *	2,692	86,682
Charge Enterprises, Inc. *	35,341	38,875
Chart Industries, Inc. *	11,614	1,456,396
Chase Corp.	2,138	223,913
CIRCOR International, Inc. *	5,191	161,544
Clearwater Paper Corp. *	4,741	158,444
Columbus McKinnon Corp.	7,211	267,961
Comfort Systems USA, Inc.	9,695	1,415,082
Comtech Telecommunications Corp.	7,330	91,478
Concrete Pumping Holdings, Inc. *	7,352	49,994
Construction Partners, Inc. Class A *	11,205	301,863
Costamare, Inc. (Monaco)	14,551	136,925
Covenant Logistics Group, Inc.	2,358	83,520
CryoPort, Inc. *	12,389	297,336
CSW Industrials, Inc.	3,993	554,747
CTS Corp.	8,529	421,844
Daseke, Inc. *	11,415	88,238
DHT Holdings, Inc.	37,261	402,791
Dorian LPG Ltd.	8,850	176,469
Ducommun, Inc. *	2,897	158,495
DXP Enterprises, Inc. *	4,005	107,815
Dycom Industries, Inc. *	7,855	735,621
Eagle Bulk Shipping, Inc.	3,708	168,714
Eastman Kodak Co. *	16,400	67,240
EMCOR Group, Inc.	12,905	2,098,224
Encore Wire Corp.	4,806	890,696
Energizer Holdings, Inc.	19,171	665,234
Energy Recovery, Inc. *	15,179	349,876
Enerpac Tool Group Corp.	15,642	398,871
EnerSys	11,116	965,758
Enovix Corp. *	30,449	453,995
EnPro Industries, Inc.	5,623	584,173
ESCO Technologies, Inc.	7,031	671,109
ESS Tech, Inc. *	22,363	31,085
Evolv Technologies Holdings, Inc. *	22,559	70,384
Evoqua Water Technologies Corp. *	32,039	1,592,979
Exponent, Inc.	13,864	1,382,102
Fabrinet * (Thailand)	10,094	1,198,763
FARO Technologies, Inc. *	5,229	128,686
Federal Signal Corp.	16,428	890,562
FLEX LNG Ltd. * (Norway)	7,906	265,483
Fluor Corp. *	38,792	1,199,061
Forward Air Corp.	7,354	792,467
Franklin Electric Co., Inc.	12,592	1,184,907
Frontdoor, Inc. *	22,410	624,791
Frontline PLC (Norway)	34,039	563,686
GATX Corp.	9,535	1,049,041
Genco Shipping & Trading Ltd.	10,245	160,437
Gibraltar Industries, Inc. *	8,614	417,779
Golden Ocean Group Ltd. * (Norway)	34,268	326,231
GoPro, Inc. Class A *	36,282	182,498
Gorman-Rupp Co.	6,529	163,225
GrafTech International Ltd.	54,669	265,691
Granite Construction, Inc.	11,934	490,249
Great Lakes Dredge & Dock Corp. *	18,291	99,320
Greenbrier Cos., Inc.	8,915	286,796
Greif, Inc. Class A	6,792	430,409
Greif, Inc. Class B	1,595	122,049
Griffon Corp.	11,848	379,254
Harsco Corp. *	22,315	152,411
Heartland Express, Inc.	12,942	206,037
Helios Technologies, Inc.	8,771	573,623
Heritage-Crystal Clean, Inc. *	4,452	158,536
Hillenbrand, Inc.	18,850	895,940
Hillman Solutions Corp. *	37,069	312,121
Hub Group, Inc. Class A *	8,742	733,803
Hydrofarm Holdings Group, Inc. *	11,190	19,359
Hyster-Yale Materials Handling, Inc.	2,847	142,037

	Shares	Value
Ichor Holdings Ltd. *	7,973	$261,036
Identiv, Inc. *	5,886	36,140
IES Holdings, Inc. *	2,461	106,044
Insteel Industries, Inc.	5,299	147,418
International Seaways, Inc.	13,199	550,134
Itron, Inc. *	12,255	679,540
Janus International Group, Inc. *	22,097	217,876
JELD-WEN Holding, Inc. *	21,982	278,292
Joby Aviation, Inc. *	70,674	306,725
John Bean Technologies Corp.	8,596	939,457
Kadant, Inc.	3,154	657,672
Kaman Corp.	7,854	179,542
Karat Packaging, Inc.	1,306	17,409
Kennametal, Inc.	21,694	598,321
Kimball Electronics, Inc. *	6,838	164,796
Knowles Corp. *	24,139	410,363
Kratos Defense & Security Solutions, Inc. *	33,181	447,280
Latham Group, Inc. *	12,303	35,187
Li-Cycle Holdings Corp. * (Canada)	38,046	214,199
Lindsay Corp.	2,958	447,043
LSB Industries, Inc. *	20,528	212,054
Luxfer Holdings PLC (United Kingdom)	7,978	134,828
Manitowoc Co., Inc. *	9,869	168,661
Marten Transport Ltd.	15,506	324,851
Masonite International Corp. *	5,971	541,988
Materion Corp.	5,551	643,916
Matson, Inc.	10,082	601,593
Mesa Laboratories, Inc.	1,427	249,340
MicroVision, Inc. *	47,491	126,801
Mirion Technologies, Inc. *	37,506	320,301
Modine Manufacturing Co. *	13,216	304,629
Momentus, Inc. *	14,804	8,660
Montrose Environmental Group, Inc. *	7,599	271,056
Moog, Inc. Class A	7,899	795,824
Mueller Industries, Inc.	15,179	1,115,353
Mueller Water Products, Inc. Class A	42,897	597,984
Myers Industries, Inc.	9,513	203,864
MYR Group, Inc. *	4,452	560,997
Napco Security Technologies, Inc. *	8,336	313,267
National Presto Industries, Inc.	1,278	92,131
NEXTracker, Inc. Class A *	8,268	299,798
NL Industries, Inc.	2,103	12,744
nLight, Inc. *	12,119	123,371
Nordic American Tankers Ltd.	54,274	214,925
Northwest Pipe Co. *	2,663	83,165
Novanta, Inc. *	9,714	1,545,400
NuScale Power Corp. *	8,574	77,938
NV5 Global, Inc. *	3,614	375,748
O-I Glass, Inc. *	42,008	954,002
Olympic Steel, Inc.	2,532	132,196
Omega Flex, Inc.	916	102,079
OSI Systems, Inc. *	4,334	443,628
Pactiv Evergreen, Inc.	12,227	97,816
PAM Transportation Services, Inc. *	2,014	57,661
Park Aerospace Corp.	5,378	72,334
PGT Innovations, Inc. *	15,353	385,514
Plexus Corp. *	7,432	725,140
Powell Industries, Inc.	2,698	114,908
Primoris Services Corp.	14,675	361,886
Proto Labs, Inc. *	7,484	248,095
Pure Cycle Corp. *	5,726	54,111
PureCycle Technologies, Inc. *	29,874	209,118
Radiant Logistics, Inc. *	11,157	73,190
Ranpak Holdings Corp. *	10,823	56,496
RBC Bearings, Inc. *	7,775	1,809,476
Redwire Corp. *	6,759	20,480
Rocket Lab USA, Inc. *	60,053	242,614
Ryerson Holding Corp.	5,165	187,903
Safe Bulkers, Inc. (Greece)	19,002	70,117
Saia, Inc. *	7,241	1,970,131
Sanmina Corp. *	15,612	952,176
Sarcos Technology & Robotics Corp. *	29,082	13,805

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Scorpio Tankers, Inc. (Monaco)	12,789	$720,149
SFL Corp. Ltd. (Norway)	31,383	298,139
Sight Sciences, Inc. *	6,414	56,058
Simpson Manufacturing Co., Inc.	11,622	1,274,236
SmartRent, Inc. *	33,349	85,040
Smith & Wesson Brands, Inc.	12,689	156,202
SPX Technologies, Inc. *	11,973	845,054
Standex International Corp.	3,173	388,502
Sterling Infrastructure, Inc. *	7,997	302,926
Stoneridge, Inc. *	7,629	142,662
Sturm Ruger & Co., Inc.	4,755	273,127
Summit Materials, Inc. Class A *	32,336	921,253
Teekay Corp. * (Bermuda)	19,788	122,290
Teekay Tankers Ltd. Class A * (Canada)	6,129	263,118
Tennant Co.	4,844	331,959
Terex Corp.	18,194	880,226
Thermon Group Holdings, Inc. *	9,371	233,525
TimkenSteel Corp. *	11,882	217,916
Transphorm, Inc. *	5,790	23,102
Tredegar Corp.	7,911	72,227
TriMas Corp.	11,117	309,720
Trinity Industries, Inc.	22,151	539,598
Triumph Group, Inc. *	17,961	208,168
TTM Technologies, Inc. *	27,907	376,465
Turtle Beach Corp. *	4,263	42,715
Tutor Perini Corp. *	11,284	69,622
UFP Industries, Inc.	16,274	1,293,295
Universal Logistics Holdings, Inc.	1,745	50,867
Vicor Corp. *	6,066	284,738
View, Inc. *	34,012	17,006
Vishay Intertechnology, Inc.	35,739	808,416
Vishay Precision Group, Inc. *	3,263	136,263
Watts Water Technologies, Inc. Class A	7,436	1,251,628
Werner Enterprises, Inc.	17,306	787,250
Worthington Industries, Inc.	8,659	559,804
Xometry, Inc. Class A *	9,527	142,619
Zurn Elkay Water Solutions Corp.	33,652	718,807

		93,225,447

Technology - 10.4%
3D Systems Corp. *	33,692	361,178
8x8, Inc. *	29,941	124,854
ACI Worldwide, Inc. *	30,575	824,913
ACM Research, Inc. Class A *	13,302	155,633
ACV Auctions, Inc. Class A *	31,905	411,894
Adeia, Inc.	29,025	257,162
Agilysys, Inc. *	5,498	453,640
Alignment Healthcare, Inc. *	27,540	175,154
Alkami Technology, Inc. *	10,533	133,348
Alpha & Omega Semiconductor Ltd. *	6,115	164,799
Altair Engineering, Inc. Class A *	14,229	1,026,053
Ambarella, Inc. *	10,000	774,200
American Software, Inc. Class A	8,132	102,545
Amkor Technology, Inc.	27,655	719,583
Amplitude, Inc. Class A *	15,782	196,328
Apollo Medical Holdings, Inc. *	10,836	395,189
Appfolio, Inc. Class A *	5,301	659,868
Appian Corp. Class A *	10,863	482,100
Arteris, Inc. *	5,296	22,402
Asana, Inc. Class A *	19,700	416,261
Atomera, Inc. *	6,243	39,768
AvePoint, Inc. *	35,515	146,322
Avid Technology, Inc. *	9,399	300,580
AvidXchange Holdings, Inc. *	38,970	303,966
Axcelis Technologies, Inc. *	8,854	1,179,795
AXT, Inc. *	11,917	47,430
Bandwidth, Inc. Class A *	6,640	100,928
BigCommerce Holdings, Inc. *	18,308	163,674
Blackbaud, Inc. *	12,687	879,209
Blackline, Inc. *	15,072	1,012,085
Blend Labs, Inc. Class A *	51,984	51,786

	Shares	Value
Box, Inc. Class A *	38,197	$1,023,298
Brightcove, Inc. *	12,051	53,627
C3.ai, Inc. Class A *	16,183	543,263
Cantaloupe, Inc. *	16,603	94,637
Cardlytics, Inc. *	9,074	30,806
Cerberus Cyber Sentinel Corp. *	12,986	4,389
Cerence, Inc. *	11,241	315,760
CEVA, Inc. *	6,475	197,034
Clear Secure, Inc. Class A	17,582	460,121
Cohu, Inc. *	12,683	486,900
CommVault Systems, Inc. *	12,157	689,788
Computer Programs & Systems, Inc. *	4,031	121,736
Conduent, Inc. *	47,287	162,194
Consensus Cloud Solutions, Inc. *	5,162	175,973
Corsair Gaming, Inc. *	10,756	197,373
CS Disco, Inc. *	6,360	42,230
CSG Systems International, Inc.	8,367	449,308
Cvent Holding Corp. *	13,601	113,704
Daily Journal Corp. *	344	98,026
Desktop Metal, Inc. Class A *	74,045	170,304
Diebold Nixdorf, Inc. *	20,849	25,019
Digi International, Inc. *	9,707	326,932
Digimarc Corp. *	3,820	75,063
Digital Turbine, Inc. *	24,758	306,009
DigitalOcean Holdings, Inc. *	18,954	742,428
Diodes, Inc. *	12,167	1,128,611
Domo, Inc. Class B *	8,752	124,191
Donnelley Financial Solutions, Inc. *	6,807	278,134
Duolingo, Inc. *	6,620	943,946
E2open Parent Holdings, Inc. *	53,117	309,141
Ebix, Inc.	7,481	98,674
eGain Corp. *	5,873	44,576
Enfusion, Inc. Class A *	7,114	74,697
EngageSmart, Inc. *	10,024	192,962
Envestnet, Inc. *	14,895	873,890
Everbridge, Inc. *	10,638	368,819
EverCommerce, Inc. *	6,233	65,945
Evolent Health, Inc. Class A *	22,260	722,337
ExlService Holdings, Inc. *	8,843	1,431,063
Faraday Future Intelligent Electric, Inc. *	127,442	45,127
Fastly, Inc. Class A *	30,618	543,776
ForgeRock, Inc. Class A *	11,850	244,110
FormFactor, Inc. *	20,913	666,079
Grid Dynamics Holdings, Inc. *	15,267	174,960
Health Catalyst, Inc. *	15,442	180,208
HireRight Holdings Corp. *	5,970	63,342
IBEX Holdings Ltd. *	2,665	65,026
Impinj, Inc. *	5,913	801,330
Insight Enterprises, Inc. *	8,632	1,234,031
Inspired Entertainment, Inc. *	5,923	75,755
Instructure Holdings, Inc. *	4,867	126,055
Intapp, Inc. *	4,189	187,835
Integral Ad Science Holding Corp. *	10,995	156,899
IonQ, Inc. *	33,681	207,138
IronNet, Inc. *	18,125	6,373
Kaleyra, Inc. * (Italy)	2,647	4,368
Kulicke & Soffa Industries, Inc. (Singapore)	15,197	800,730
Latch, Inc. *	25,273	19,261
LivePerson, Inc. *	20,407	89,995
LiveVox Holdings, Inc. *	4,002	12,366
MACOM Technology Solutions Holdings, Inc. *	14,775	1,046,661
Markforged Holding Corp. *	30,345	29,095
Matterport, Inc. *	62,120	169,588
Maximus, Inc.	16,489	1,297,684
MaxLinear, Inc. *	19,672	692,651
MeridianLink, Inc. *	6,513	112,675
MicroStrategy, Inc. Class A *	2,620	765,878
Mitek Systems, Inc. *	12,097	116,010
Model N, Inc. *	10,009	335,001
Momentive Global, Inc. *	35,080	326,946
N-Able, Inc. *	18,794	248,081
NetScout Systems, Inc. *	18,384	526,702

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
NextGen Healthcare, Inc. *	14,849	$258,521
NextNav, Inc. *	17,389	35,300
Nutex Health, Inc. *	68,617	69,303
Olo, Inc. Class A *	25,454	207,705
ON24, Inc. *	11,692	102,422
OneSpan, Inc. *	10,665	186,638
Onto Innovation, Inc. *	13,517	1,187,874
Ouster, Inc. *	68,759	57,531
Outbrain, Inc. *	11,464	47,346
Outset Medical, Inc. *	12,778	235,115
PagerDuty, Inc. *	23,478	821,260
PAR Technology Corp. *	7,150	242,814
Parsons Corp. *	9,339	417,827
PDF Solutions, Inc. *	8,366	354,718
Pear Therapeutics, Inc. *	16,282	4,152
Photronics, Inc. *	15,785	261,715
Phreesia, Inc. *	13,273	428,585
Pitney Bowes, Inc.	36,845	143,327
Playstudios, Inc. *	21,641	79,855
Porch Group, Inc. *	22,166	31,697
Power Integrations, Inc.	15,501	1,312,005
PowerSchool Holdings, Inc. Class A *	12,660	250,921
Privia Health Group, Inc. *	13,891	383,531
Progress Software Corp.	11,979	688,194
PROS Holdings, Inc. *	11,491	314,853
PubMatic, Inc. Class A *	11,723	162,012
Qualys, Inc. *	10,528	1,368,851
Rackspace Technology, Inc. *	15,323	28,807
Rambus, Inc. *	29,245	1,499,099
Rapid7, Inc. *	16,058	737,223
Red Violet, Inc. *	2,399	42,222
Rigetti Computing, Inc. Class A *	29,356	21,236
Rimini Street, Inc. *	12,495	51,479
Sapiens International Corp. NV (Israel)	8,792	190,962
Schrodinger, Inc. *	14,550	383,102
SecureWorks Corp. Class A *	3,091	26,490
Semtech Corp. *	16,941	408,956
Sharecare, Inc. *	79,589	113,016
Silicon Laboratories, Inc. *	8,643	1,513,303
Simulations Plus, Inc.	4,480	196,851
SiTime Corp. *	4,466	635,199
Skillsoft Corp. *	22,120	44,240
Skillz, Inc. *	86,751	51,461
SkyWater Technology, Inc. *	2,918	33,207
SMART Global Holdings, Inc. *	12,847	221,482
SolarWinds Corp. *	13,154	113,124
Sprout Social, Inc. Class A *	12,763	777,011
SPS Commerce, Inc. *	9,939	1,513,710
Sumo Logic, Inc. *	31,433	376,567
Super Micro Computer, Inc. *	12,739	1,357,340
Synaptics, Inc. *	10,758	1,195,752
Telos Corp. *	15,266	38,623
Tenable Holdings, Inc. *	30,486	1,448,390
TTEC Holdings, Inc.	5,268	196,128
Ultra Clean Holdings, Inc. *	12,071	400,274
Unisys Corp. *	18,871	73,219
Upland Software, Inc. *	8,046	34,598
Varonis Systems, Inc. *	29,106	757,047
Veeco Instruments, Inc. *	13,152	277,902
Velo3D, Inc. *	16,740	38,000
Veradigm, Inc. *	29,643	386,841
Verint Systems, Inc. *	17,944	668,235
Veritone, Inc. *	8,078	47,095
Verra Mobility Corp. *	38,212	646,547
Viant Technology, Inc. Class A *	3,169	13,785
Vimeo, Inc. *	40,522	155,199
Vuzix Corp. *	16,544	68,492
Weave Communications, Inc. *	8,134	40,426
WM Technology, Inc. *	20,230	17,179
Workiva, Inc. *	13,016	1,332,969
Xerox Holdings Corp.	31,584	486,394
Yext, Inc. *	29,752	285,917

	Shares	Value
Zeta Global Holdings Corp. Class A *	30,186	$ 326,914
Zuora, Inc. Class A *	33,930	335,228

		66,278,604

Utilities - 3.3%
ALLETE, Inc.	15,597	1,003,979
Altus Power, Inc. *	24,359	133,487
Ameresco, Inc. Class A *	8,514	419,059
American States Water Co.	10,072	895,300
Artesian Resources Corp. Class A	2,171	120,187
Avista Corp.	19,936	846,283
Black Hills Corp.	17,724	1,118,384
Brookfield Infrastructure Corp. Class A (Canada)	26,758	1,232,474
California Water Service Group	14,792	860,894
Chesapeake Utilities Corp.	4,725	604,753
Clearway Energy, Inc. Class A	9,933	298,288
Clearway Energy, Inc. Class C	22,029	690,169
FTC Solar, Inc. *	11,755	26,449
Global Water Resources, Inc.	4,109	51,075
MGE Energy, Inc.	9,930	771,263
Middlesex Water Co.	4,661	364,117
New Jersey Resources Corp.	26,392	1,404,054
Northwest Natural Holding Co.	9,197	437,409
NorthWestern Corp.	15,865	917,949
ONE Gas, Inc.	14,639	1,159,848
Ormat Technologies, Inc.	14,302	1,212,381
Otter Tail Corp.	11,200	809,424
PNM Resources, Inc.	23,313	1,134,877
Portland General Electric Co.	24,453	1,195,507
SJW Group	7,247	551,714
Southwest Gas Holdings, Inc. *	18,229	1,138,401
Spire, Inc.	13,911	975,718
Unitil Corp.	4,486	255,881
Via Renewables, Inc. *	781	14,355
York Water Co.	3,936	175,939

		20,819,618

Total Common Stocks (Cost $587,060,049)		629,408,228

	Principal Amount
SHORT-TERM INVESTMENT - 0.8%
Repurchase Agreement - 0.8%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $5,209,499; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $5,311,748)	$5,207,568	5,207,568

Total Short-Term Investment (Cost $5,207,568)		5,207,568

TOTAL INVESTMENTS - 99.7% (Cost $592,268,060)		634,625,843

DERIVATIVES - 0.1%		173,156

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,543,618

NET ASSETS - 100.0%		$636,342,617

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $10,025 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Open futures contracts outstanding as of March 31, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	06/23	72	$6,355,444	$6,528,600	$173,156

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Basic Materials	$22	$22	$-	$-
	Consumer, Non-Cyclical	10,025	-	-	10,025

	Total Rights	10,047	22	-	10,025

	Common Stocks
	Basic Materials	23,507,318	23,507,318	-	-
	Communications	25,599,652	25,599,652	-	-
	Consumer, Cyclical	77,675,527	77,675,527	-	-
	Consumer, Non-Cyclical	147,999,580	147,848,618	150,962	-
	Energy	40,599,677	40,599,677	-	-
	Financial	133,702,805	133,702,805	-	-
	Industrial	93,225,447	93,225,447	-	-
	Technology	66,278,604	66,278,604	-	-
	Utilities	20,819,618	20,819,618	-	-

	Total Common Stocks	629,408,228	629,257,266	150,962	-

	Short-Term Investment	5,207,568	-	5,207,568	-
	Derivatives:
	Equity Contracts
	Futures	173,156	173,156	-	-

	Total	$634,798,999	$629,430,444	$5,358,530	$10,025

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Basic Materials - 4.2%
AdvanSix, Inc.	97,980	$3,749,695
ATI, Inc. *	95,799	3,780,228
Haynes International, Inc.	74,304	3,721,887
HB Fuller Co.	47,062	3,221,394
Innospec, Inc.	2,452	251,747

		14,724,951

Communications - 2.7%
A10 Networks, Inc.	251,872	3,901,497
Casa Systems, Inc. *	562,061	713,818
Criteo SA ADR * (France)	152,943	4,818,469

		9,433,784

Consumer, Cyclical - 20.1%
Alaska Air Group, Inc. *	88,270	3,703,809
Blue Bird Corp. *	198,926	4,064,058
Citi Trends, Inc. *	111,879	2,127,939
Dana, Inc.	222,618	3,350,401
Dine Brands Global, Inc.	57,115	3,863,259
Genesco, Inc. *	82,040	3,025,635
Goodyear Tire & Rubber Co. *	355,884	3,921,842
H&E Equipment Services, Inc.	67,232	2,973,671
Hilton Grand Vacations, Inc. *	104,826	4,657,419
IMAX Corp. *	197,410	3,786,324
KB Home	146,191	5,873,954
Papa John’s International, Inc.	45,791	3,431,120
REV Group, Inc.	378,693	4,540,529
Sally Beauty Holdings, Inc. *	378,830	5,902,171
Shyft Group, Inc.	199,073	4,528,911
Six Flags Entertainment Corp. *	165,570	4,422,375
Taylor Morrison Home Corp. *	165,781	6,342,781

		70,516,198

Consumer, Non-Cyclical - 12.7%
Acadia Healthcare Co., Inc. *	52,069	3,761,985
Adtalem Global Education, Inc. *	117,926	4,554,302
Envista Holdings Corp. *	106,470	4,352,494
Hain Celestial Group, Inc. *	292,635	5,018,690
Herc Holdings, Inc.	41,320	4,706,348
Integra LifeSciences Holdings Corp. *	99,605	5,718,323
Korn Ferry	91,110	4,714,031
Nomad Foods Ltd. * (United Kingdom)	290,635	5,446,500
Pediatrix Medical Group, Inc. *	287,005	4,279,245
Syneos Health, Inc. *	59,130	2,106,211

		44,658,129

Energy - 3.6%
ChampionX Corp.	113,180	3,070,573
Helmerich & Payne, Inc.	5,789	206,957
HF Sinclair Corp.	72,450	3,505,131
Magnolia Oil & Gas Corp. Class A	267,213	5,846,621

		12,629,282

Financial - 29.1%
1st Source Corp.	78,710	3,396,337
Associated Banc-Corp.	250,916	4,511,470
Bank of Marin Bancorp	79,718	1,745,027
BankUnited, Inc.	121,745	2,749,002
Berkshire Hills Bancorp, Inc.	180,790	4,530,598
Broadstone Net Lease, Inc. REIT	239,304	4,070,561
Carter Bankshares, Inc. *	168,008	2,352,112
First BanCorp	426,508	4,870,721

	Shares	Value
First Busey Corp.	112,470	$ 2,287,640
Hanover Insurance Group, Inc.	31,857	4,093,625
HarborOne Bancorp, Inc.	303,187	3,698,881
Heritage Financial Corp.	196,776	4,211,007
Independence Realty Trust, Inc. REIT	183,512	2,941,697
Independent Bank Group, Inc.	57,524	2,666,237
Moelis & Co. Class A	101,480	3,900,891
National Storage Affiliates Trust REIT	75,213	3,142,399
NETSTREIT Corp. REIT	202,890	3,708,829
Nicolet Bankshares, Inc. *	17,200	1,084,460
Pacific Premier Bancorp, Inc.	152,122	3,653,971
Peoples Bancorp, Inc.	75,783	1,951,412
Physicians Realty Trust REIT	268,980	4,015,871
Premier Financial Corp.	171,871	3,562,886
Sandy Spring Bancorp, Inc.	89,548	2,326,457
Selective Insurance Group, Inc.	63,201	6,024,951
STAG Industrial, Inc. REIT	171,505	5,800,299
Synovus Financial Corp.	66,233	2,041,963
Texas Capital Bancshares, Inc. *	90,807	4,445,911
TriCo Bancshares	102,429	4,260,022
WSFS Financial Corp.	105,077	3,951,946

		101,997,183

Industrial - 18.3%
ArcBest Corp.	61,980	5,728,192
Arcosa, Inc.	83,451	5,266,593
Belden, Inc.	42,221	3,663,516
Cactus, Inc. Class A	53,427	2,202,795
Dycom Industries, Inc. *	64,093	6,002,309
Fluor Corp. *	148,309	4,584,231
Great Lakes Dredge & Dock Corp. *	443,919	2,410,480
Heritage-Crystal Clean, Inc. *	120,719	4,298,804
Hillman Solutions Corp. *	413,937	3,485,350
Ichor Holdings Ltd. *	164,360	5,381,146
Masonite International Corp. *	49,409	4,484,855
O-I Glass, Inc. *	167,248	3,798,202
Spirit AeroSystems Holdings, Inc. Class A	128,080	4,422,602
Star Bulk Carriers Corp. (Greece)	219,960	4,645,555
TTM Technologies, Inc. *	298,303	4,024,108

		64,398,738

Technology - 5.5%
ACI Worldwide, Inc. *	147,630	3,983,057
CommVault Systems, Inc. *	47,178	2,676,880
FormFactor, Inc. *	98,659	3,142,289
Kulicke & Soffa Industries, Inc. (Singapore)	91,104	4,800,270
Magnachip Semiconductor Corp. * (South Korea)	361,552	3,355,202
Unisys Corp. *	391,192	1,517,825

		19,475,523

Utilities - 2.4%
IDACORP, Inc.	52,480	5,685,158
Southwest Gas Holdings, Inc. *	43,020	2,686,599

		8,371,757

Total Common Stocks (Cost $397,971,127)		346,205,545

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.4%
Repurchase Agreement - 1.4%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $4,923,487; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $5,020,160)	$4,921,662	$4,921,662

Total Short-Term Investment (Cost $4,921,662)		4,921,662

TOTAL INVESTMENTS - 100.0% (Cost $402,892,789)		351,127,207

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(96,622)

NET ASSETS - 100.0%		$351,030,585

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$346,205,545	$346,205,545	$-	$-
	Short-Term Investment	4,921,662	-	4,921,662	-

	Total	$351,127,207	$346,205,545	$4,921,662	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.0%
Consumer, Non-Cyclical - 1.0%
Henkel AG & Co. KGaA	130,507	$10,210,075

Total Preferred Stocks (Cost $9,805,072)		10,210,075

COMMON STOCKS - 95.5%
Basic Materials - 1.0%
Akzo Nobel NV (Netherlands)	126,256	9,875,063

Communications - 8.2%
Alphabet, Inc. Class A *	66,655	6,914,123
Cisco Systems, Inc.	357,310	18,678,380
F5, Inc. *	88,970	12,962,039
Juniper Networks, Inc.	200,620	6,905,341
Verizon Communications, Inc.	592,009	23,023,230
Walt Disney Co. *	134,963	13,513,845

		81,996,958

Consumer, Cyclical - 5.6%
Advance Auto Parts, Inc.	43,683	5,312,290
Dollar Tree, Inc. *	112,429	16,139,183
General Motors Co.	168,319	6,173,941
Sodexo SA (France)	70,573	6,892,904
Southwest Airlines Co.	300,062	9,764,017
Walmart, Inc.	80,243	11,831,830

		56,114,165

Consumer, Non-Cyclical - 35.0%
Automatic Data Processing, Inc.	46,988	10,460,938
Becton Dickinson & Co.	43,465	10,759,326
Cigna Group	25,102	6,414,314
Colgate-Palmolive Co.	249,570	18,755,186
Conagra Brands, Inc.	456,085	17,130,553
CVS Health Corp.	98,665	7,331,796
Henry Schein, Inc. *	182,468	14,878,441
Johnson & Johnson	305,755	47,392,025
Kimberly-Clark Corp.	156,911	21,060,594
Koninklijke Ahold Delhaize NV (Netherlands)	371,083	12,678,091
Medtronic PLC	482,474	38,897,054
Merck & Co., Inc.	71,575	7,614,864
Mondelez International, Inc. Class A	228,462	15,928,371
PepsiCo, Inc.	38,826	7,077,980
Pfizer, Inc.	217,951	8,892,401
Procter & Gamble Co.	69,189	10,287,712
Quest Diagnostics, Inc.	110,840	15,681,643
Roche Holding AG	34,420	9,835,255
Unilever PLC ADR (United Kingdom)	365,011	18,955,021
Universal Health Services, Inc. Class B	106,941	13,592,201
Zimmer Biomet Holdings, Inc.	265,895	34,353,634

		347,977,400

Energy - 7.8%
Baker Hughes Co.	365,860	10,558,719
Chevron Corp.	64,185	10,472,425
ConocoPhillips	92,304	9,157,480
Exxon Mobil Corp.	270,400	29,652,064
TotalEnergies SE ADR (France)	303,259	17,907,444

		77,748,132

Financial - 18.9%
Allstate Corp.	170,146	18,853,878

	Shares	Value
Ameriprise Financial, Inc.	30,714	$ 9,413,841
Bank of New York Mellon Corp.	430,035	19,540,791
Berkshire Hathaway, Inc. Class B *	123,904	38,257,838
BlackRock, Inc.	17,382	11,630,644
Charles Schwab Corp.	141,355	7,404,175
Chubb Ltd.	35,480	6,889,506
Healthpeak Properties, Inc. REIT	177,963	3,909,847
JPMorgan Chase & Co.	204,014	26,585,064
MetLife, Inc.	92,820	5,377,991
Northern Trust Corp.	91,321	8,048,120
Truist Financial Corp.	469,383	16,005,960
US Bancorp	459,430	16,562,452

		188,480,107

Industrial - 11.5%
Emerson Electric Co.	115,272	10,044,802
Norfolk Southern Corp.	41,143	8,722,316
nVent Electric PLC	261,155	11,213,996
Oshkosh Corp.	157,333	13,086,959
Packaging Corp. of America	101,586	14,103,184
Raytheon Technologies Corp.	290,285	28,427,610
Siemens AG (Germany)	47,347	7,670,399
Sonoco Products Co.	174,040	10,616,440
TE Connectivity Ltd.	78,414	10,283,996

		114,169,702

Technology - 1.3%
Applied Materials, Inc.	32,277	3,964,584
Texas Instruments, Inc.	49,122	9,137,183

		13,101,767

Utilities - 6.2%
Duke Energy Corp.	164,845	15,902,597
Edison International	152,165	10,741,327
Eversource Energy	103,327	8,086,371
Pinnacle West Capital Corp.	130,135	10,311,898
Xcel Energy, Inc.	246,096	16,596,714

		61,638,907

Total Common Stocks (Cost $949,119,614)		951,102,201

EXCHANGE-TRADED FUND - 1.5%
iShares Russell 1000 Value	98,001	14,921,632

Total Exchange-Traded Fund (Cost $15,041,301)		14,921,632

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.9%
Repurchase Agreement - 1.9%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $18,702,145; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $19,069,199)	$18,695,213	$18,695,213

		Value

Total Short-Term Investment (Cost $18,695,213)		18,695,213

TOTAL INVESTMENTS - 99.9% (Cost $992,661,200)		994,929,121

DERIVATIVES - (0.1%)		(581,669)

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,682,283

NET ASSETS - 100.0%		$996,029,735

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of March 31, 2023 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	7,916,384	CHF	7,181,370	06/23	MSC	$-	($6,064)
USD	490,479	CHF	444,467	06/23	MSC	145	-
USD	55,005,561	EUR	50,916,932	06/23	JPM	-	(483,981)
USD	16,137,247	GBP	13,133,701	06/23	BOA	-	(91,769)

Total Forward Foreign Currency Contracts						$145	($581,814)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$10,210,075	$-	$10,210,075	$-
	Common Stocks
	Basic Materials	9,875,063	-	9,875,063	-
	Communications	81,996,958	81,996,958	-	-
	Consumer, Cyclical	56,114,165	49,221,261	6,892,904	-
	Consumer, Non-Cyclical	347,977,400	325,464,054	22,513,346	-
	Energy	77,748,132	77,748,132	-	-
	Financial	188,480,107	188,480,107	-	-
	Industrial	114,169,702	106,499,303	7,670,399	-
	Technology	13,101,767	13,101,767	-	-
	Utilities	61,638,907	61,638,907	-	-

	Total Common Stocks	951,102,201	904,150,489	46,951,712	-

	Exchange-Traded Fund	14,921,632	14,921,632	-	-
	Short-Term Investment	18,695,213	-	18,695,213	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	145	-	145	-

	Total Assets	994,929,266	919,072,121	75,857,145	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(581,814)	-	(581,814)	-

	Total Liabilities	(581,814)	-	(581,814)	-

	Total	$994,347,452	$919,072,121	$75,275,331	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Basic Materials - 0.5%
Axalta Coating Systems Ltd. *	135,858	$4,115,139

Communications - 7.3%
Alphabet, Inc. Class C *	46,189	4,803,656
Booking Holdings, Inc. *	2,624	6,959,924
Cisco Systems, Inc.	82,408	4,307,878
CommScope Holding Co., Inc. *	166,487	1,060,522
IAC, Inc. *	90,692	4,679,707
Liberty Broadband Corp. Class C *	68,415	5,589,506
Liberty Media Corp. - Liberty SiriusXM Class C *	169,869	4,754,633
Meta Platforms, Inc. Class A *	49,248	10,437,621
Nexstar Media Group, Inc.	14,794	2,554,332
T-Mobile US, Inc. *	24,128	3,494,700
Verizon Communications, Inc.	248,342	9,658,020

		58,300,499

Consumer, Cyclical - 7.2%
AutoZone, Inc. *	3,950	9,709,692
Bath & Body Works, Inc.	106,608	3,899,721
Best Buy Co., Inc.	42,073	3,293,054
Columbia Sportswear Co.	22,244	2,007,298
Dick’s Sporting Goods, Inc.	34,278	4,863,705
Dollar General Corp.	13,073	2,751,344
Home Depot, Inc.	15,584	4,599,150
Lowe’s Cos., Inc.	33,662	6,731,390
Murphy USA, Inc.	13,972	3,605,475
Newell Brands, Inc.	313,225	3,896,519
Ralph Lauren Corp.	46,452	5,419,555
Target Corp.	21,036	3,484,193
Texas Roadhouse, Inc.	31,424	3,395,677

		57,656,773

Consumer, Non-Cyclical - 20.5%
AbbVie, Inc.	108,755	17,332,284
Albertsons Cos., Inc. Class A	195,166	4,055,550
AmerisourceBergen Corp.	69,091	11,062,160
BellRing Brands, Inc. *	90,309	3,070,506
Bristol-Myers Squibb Co.	238,042	16,498,691
Cigna Group	16,563	4,232,343
CVS Health Corp.	81,518	6,057,603
Elanco Animal Health, Inc. *	217,716	2,046,530
FleetCor Technologies, Inc. *	28,118	5,928,680
HCA Healthcare, Inc.	29,546	7,790,689
Johnson & Johnson	76,348	11,833,940
Keurig Dr Pepper, Inc.	134,169	4,733,482
Kraft Heinz Co.	194,267	7,512,305
Laboratory Corp. of America Holdings	27,101	6,217,512
Medtronic PLC	46,241	3,727,949
Merck & Co., Inc.	51,771	5,507,917
Philip Morris International, Inc.	66,205	6,438,436
Post Holdings, Inc. *	71,104	6,390,117
Procter & Gamble Co.	60,808	9,041,542
Regeneron Pharmaceuticals, Inc. *	8,672	7,125,522
Sysco Corp.	45,551	3,517,904
UnitedHealth Group, Inc.	11,058	5,225,900
Vertex Pharmaceuticals, Inc. *	15,730	4,956,051
Zimmer Biomet Holdings, Inc.	32,179	4,157,527

		164,461,140

Energy - 7.8%
Chevron Corp.	113,624	18,538,892
ConocoPhillips	134,964	13,389,778
Coterra Energy, Inc.	138,145	3,390,078

	Shares	Value
EOG Resources, Inc.	44,928	$ 5,150,097
Kinder Morgan, Inc.	458,926	8,035,794
Phillips 66	68,983	6,993,497
Williams Cos., Inc.	235,407	7,029,253

		62,527,389

Financial - 33.3%
American Express Co.	36,246	5,978,778
American Homes 4 Rent Class A REIT	187,414	5,894,170
Apple Hospitality REIT, Inc.	206,226	3,200,628
Bank of America Corp.	644,329	18,427,809
Berkshire Hathaway, Inc. Class B *	67,159	20,736,684
Brixmor Property Group, Inc. REIT	253,748	5,460,657
Capital One Financial Corp.	160,658	15,448,873
CBRE Group, Inc. Class A *	85,819	6,248,481
Charles Schwab Corp.	103,517	5,422,221
Chubb Ltd.	33,828	6,568,721
Citigroup, Inc.	87,400	4,098,186
Citizens Financial Group, Inc.	242,789	7,373,502
CNA Financial Corp.	64,417	2,514,196
Cullen/Frost Bankers, Inc.	12,630	1,330,444
EastGroup Properties, Inc. REIT	14,078	2,327,375
Fairfax Financial Holdings Ltd. (Canada)	9,288	6,177,643
Federal Realty Investment Trust REIT	48,285	4,772,007
First Citizens BancShares, Inc. Class A	3,881	3,776,601
Hartford Financial Services Group, Inc.	63,277	4,409,774
JBG SMITH Properties REIT	132,399	1,993,929
Kimco Realty Corp. REIT	394,989	7,714,135
Lamar Advertising Co. Class A REIT	48,946	4,889,216
Loews Corp.	231,506	13,431,978
M&T Bank Corp.	110,301	13,188,691
MGIC Investment Corp.	246,963	3,314,244
Mid-America Apartment Communities, Inc. REIT	43,050	6,502,272
Morgan Stanley	51,545	4,525,651
Northern Trust Corp.	54,817	4,831,022
PNC Financial Services Group, Inc.	79,647	10,123,134
Progressive Corp.	57,939	8,288,753
Public Storage REIT	22,785	6,884,260
Rayonier, Inc. REIT	164,882	5,483,975
T Rowe Price Group, Inc.	34,347	3,877,776
Travelers Cos., Inc.	46,784	8,019,245
Truist Financial Corp.	98,764	3,367,852
US Bancorp	126,912	4,575,178
Wells Fargo & Co.	388,176	14,510,019
Welltower, Inc. REIT	38,271	2,743,648
Weyerhaeuser Co. REIT	302,268	9,107,335

		267,539,063

Industrial - 13.8%
Carlisle Cos., Inc.	19,936	4,506,932
Dover Corp.	61,372	9,324,862
Eaton Corp. PLC	31,755	5,440,902
Energizer Holdings, Inc.	107,861	3,742,777
FedEx Corp.	30,186	6,897,199
Fortune Brands Innovations, Inc.	83,684	4,914,761
General Dynamics Corp.	28,183	6,431,642
Honeywell International, Inc.	31,021	5,928,734
ITT, Inc.	30,380	2,621,794
Martin Marietta Materials, Inc.	24,848	8,822,531
Middleby Corp. *	27,077	3,969,759
Mohawk Industries, Inc. *	49,874	4,998,372
Norfolk Southern Corp.	9,388	1,990,256
Northrop Grumman Corp.	9,134	4,217,351
Packaging Corp. of America	57,136	7,932,191
Raytheon Technologies Corp.	94,597	9,263,884
TD SYNNEX Corp.	43,556	4,215,785
Timken Co.	46,834	3,827,274
Union Pacific Corp.	30,561	6,150,707
Vulcan Materials Co.	14,583	2,501,859
Westrock Co.	104,079	3,171,287

		110,870,859

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Technology - 3.4%
Analog Devices, Inc.	21,418	$4,224,058
International Business Machines Corp.	33,724	4,420,879
Leidos Holdings, Inc.	42,795	3,939,708
NXP Semiconductors NV (China)	32,773	6,111,345
Texas Instruments, Inc.	47,703	8,873,235

		27,569,225

Utilities - 4.1%
American Electric Power Co., Inc.	39,106	3,558,255
Edison International	64,535	4,555,526
Entergy Corp.	34,527	3,719,939
NextEra Energy, Inc.	68,483	5,278,670
PG&E Corp. *	348,369	5,633,127
Public Service Enterprise Group, Inc.	61,360	3,831,932
Xcel Energy, Inc.	95,658	6,451,175

		33,028,624

Total Common Stocks (Cost $646,648,641)		786,068,711

	Principal Amount
SHORT-TERM INVESTMENT - 2.3%
Repurchase Agreement - 2.3%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $18,176,717; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $18,533,403)	$18,169,979	18,169,979

Total Short-Term Investment (Cost $18,169,979)		18,169,979

TOTAL INVESTMENTS - 100.2% (Cost $664,818,620)		804,238,690

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,595,754)

NET ASSETS - 100.0%		$802,642,936

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$786,068,711	$786,068,711	$-	$-
	Short-Term Investment	18,169,979	-	18,169,979	-

	Total	$804,238,690	$786,068,711	$18,169,979	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
WARRANTS - 0.1%
Switzerland - 0.1%
Cie Financiere Richemont SA Exercise @ CHF 67.00 Exp 11/22/23 *	535,142	$672,619

Total Warrants (Cost $0)		672,619

PREFERRED STOCKS - 0.4%
Brazil - 0.4%
Banco Bradesco SA	1,176,572	3,057,237

Total Preferred Stocks (Cost $4,484,217)		3,057,237

COMMON STOCKS - 95.6%
Australia - 0.8%
Glencore PLC *	1,076,371	6,193,670

Brazil - 4.8%
Ambev SA	5,557,221	15,711,899
B3 SA - Brasil Bolsa Balcao	1,475,000	3,012,016
Lojas Renner SA	464,584	1,518,838
NU Holdings Ltd. Class A *	1,673,209	7,964,475
Vale SA ADR	467,852	7,382,705
WEG SA	449,975	3,600,013

		39,189,946

Chile - 0.6%
Antofagasta PLC	49,765	974,770
Banco Santander Chile	91,135,141	4,041,457

		5,016,227

China - 27.7%
BeiGene Ltd. ADR *	37,573	8,098,109
Brii Biosciences Ltd. *	41,500	22,867
H World Group Ltd. *	65,200	319,151
H World Group Ltd. ADR *	814,364	39,887,549
Meituan Class B * ~	369,072	6,695,783
MicroTech Medical Hangzhou Co. Ltd. Class H * ~	252,100	239,689
NetEase, Inc. ADR	304,571	26,936,259
New Horizon Health Ltd. * ~	431,000	1,493,591
Silergy Corp.	202,000	3,207,069
Tencent Holdings Ltd.	581,925	28,438,264
Wuxi Biologics Cayman, Inc. * ~	1,137,000	7,006,146
Yum China Holdings, Inc.	946,082	59,972,138
Zai Lab Ltd. ADR *	138,330	4,600,856
ZTO Express Cayman, Inc.	82,977	2,375,860
ZTO Express Cayman, Inc. ADR	1,234,424	35,378,592

		224,671,923

France - 6.3%
L’Oreal SA	3,789	1,693,087
Pernod Ricard SA	182,816	41,395,185
TotalEnergies SE	134,029	7,902,842

		50,991,114

Hong Kong - 1.5%
AIA Group Ltd.	917,018	9,617,093
Hongkong Land Holdings Ltd.	559,900	2,463,260

		12,080,353

	Shares	Value
India - 18.5%
Havells India Ltd.	206,749	$2,997,728
Housing Development Finance Corp. Ltd.	1,773,515	56,873,162
Infosys Ltd.	194,719	3,404,298
Kotak Mahindra Bank Ltd.	1,867,402	39,471,012
Oberoi Realty Ltd.	554,004	5,697,542
Tata Consultancy Services Ltd.	977,233	38,305,404
Zee Entertainment Enterprises Ltd.	1,303,408	3,371,840

		150,120,986

Indonesia - 0.7%
P.T. Bank Central Asia Tbk	10,342,900	6,051,053

Italy - 2.3%
Ermenegildo Zegna NV	168,679	2,300,781
PRADA SpA	2,256,600	16,001,693

		18,302,474

Japan - 0.5%
Daiichi Sankyo Co. Ltd.	121,000	4,413,794

Mexico - 10.6%
America Movil SAB de CV ADR *	716,509	15,082,514
Fomento Economico Mexicano SAB de CV	1,213,309	11,567,508
Grupo Mexico SAB de CV	8,768,199	41,520,001
Wal-Mart de Mexico SAB de CV	4,523,886	18,082,992

		86,253,015

Peru - 0.9%
Credicorp Ltd.	53,642	7,101,664

Philippines - 1.3%
SM Investments Corp.	645,339	10,592,773

Russia - 0.0%
Novatek PJSC GDR (LI) * ~ Ω ±	258,603	–
Polyus PJSC GDR * ~ Ω ±	41,905	–
Sberbank of Russia PJSC * Ω ±	156,504	–
TCS Group Holding PLC GDR * ~ Ω ±	86,992	–
Yandex NV Class A * Ω ±	722,151	1

		1

South Africa - 0.6%
FirstRand Ltd.	1,357,611	4,601,485

South Korea - 7.1%
LG Chem Ltd.	48,202	26,472,227
LG H&H Co. Ltd.	4,911	2,268,874
Samsung Biologics Co. Ltd. * ~	23,363	14,161,812
Samsung Electronics Co. Ltd.	298,802	14,776,045

		57,678,958

Switzerland - 3.5%
Cie Financiere Richemont SA Class A	176,932	28,372,117

Taiwan - 7.6%
MediaTek, Inc. *	166,000	4,303,735
Taiwan Semiconductor Manufacturing Co. Ltd.	3,247,376	56,908,985

		61,212,720

United Kingdom - 0.3%
AstraZeneca PLC ADR	34,449	2,391,105

Total Common Stocks (Cost $760,908,345)		775,235,378

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.6%
Repurchase Agreement - 3.6%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $28,978,487; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $29,547,144)	$28,967,745	$28,967,745

Total Short-Term Investment (Cost $28,967,745)		28,967,745

TOTAL INVESTMENTS - 99.7% (Cost $794,360,307)		807,932,979

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,818,477

NET ASSETS - 100.0%		$810,751,456

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$672,619	$672,619	$-	$-
	Preferred Stocks	3,057,237	3,057,237	-	-
	Common Stocks
	Australia	6,193,670	-	6,193,670	-
	Brazil	39,189,946	39,189,946	-	-
	Chile	5,016,227	4,041,457	974,770	-
	China	224,671,923	174,873,503	49,798,420	-
	France	50,991,114	-	50,991,114	-
	Hong Kong	12,080,353	-	12,080,353	-
	India	150,120,986	-	150,120,986	-
	Indonesia	6,051,053	-	6,051,053	-
	Italy	18,302,474	2,300,781	16,001,693	-
	Japan	4,413,794	-	4,413,794	-
	Mexico	86,253,015	86,253,015	-	-
	Peru	7,101,664	7,101,664	-	-
	Philippines	10,592,773	-	10,592,773	-
	Russia	1	-	-	1
	South Africa	4,601,485	-	4,601,485	-
	South Korea	57,678,958	-	57,678,958	-
	Switzerland	28,372,117	-	28,372,117	-
	Taiwan	61,212,720	-	61,212,720	-
	United Kingdom	2,391,105	2,391,105	-	-

	Total Common Stocks	775,235,378	316,151,471	459,083,906	1

	Short-Term Investment	28,967,745	-	28,967,745	-

	Total	$807,932,979	$319,881,327	$488,051,651	$1

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Australia - 1.1%
Brambles Ltd.	781,908	$7,049,875

Canada - 8.1%
CAE, Inc. *	251,597	5,689,089
Canadian Pacific Railway Ltd.	209,767	16,152,757
Loblaw Cos. Ltd.	89,654	8,170,687
Shopify, Inc. Class A *	32,759	1,570,467
Suncor Energy, Inc.	303,604	9,425,989
Thomson Reuters Corp.	80,781	10,510,197

		51,519,186

China - 2.0%
Tencent Holdings Ltd.	195,938	9,575,352
Zai Lab Ltd. *	399,800	1,332,366
Zai Lab Ltd. ADR *	58,155	1,934,235

		12,841,953

Denmark - 4.4%
Novo Nordisk AS Class B	176,234	27,989,705

France - 12.9%
Airbus SE	71,642	9,569,040
BNP Paribas SA	99,763	5,957,600
EssilorLuxottica SA	36,179	6,523,897
Kering SA	9,900	6,459,033
L’Oreal SA	25,882	11,565,181
LVMH Moet Hennessy Louis Vuitton SE	25,279	23,203,804
Safran SA	65,482	9,693,732
Teleperformance	39,616	9,572,577

		82,544,864

Germany - 6.4%
Deutsche Boerse AG	52,150	10,154,128
Deutsche Telekom AG	744,746	18,046,904
SAP SE	100,915	12,742,584

		40,943,616

Hong Kong - 4.0%
AIA Group Ltd.	1,343,521	14,089,982
Hong Kong Exchanges & Clearing Ltd.	258,553	11,460,283

		25,550,265

Ireland - 1.0%
CRH PLC	127,454	6,439,011

Israel - 1.1%
Nice Ltd. ADR *	31,956	7,314,409

Italy - 1.0%
Intesa Sanpaolo SpA	2,602,274	6,678,582

Japan - 13.0%
Daiichi Sankyo Co. Ltd.	371,015	13,533,750
Hoya Corp.	57,870	6,395,343
Keyence Corp.	34,245	16,783,760
Olympus Corp.	712,121	12,506,802
Recruit Holdings Co. Ltd.	269,964	7,426,447
Shiseido Co. Ltd.	206,724	9,691,891
Sony Group Corp.	181,422	16,524,530

		82,862,523

	Shares	Value
Netherlands - 4.1%
Adyen NV * ~	5,069	$8,077,086
Argenx SE *	13,959	5,183,750
ASML Holding NV	19,085	13,005,434

		26,266,270

Portugal - 2.4%
EDP - Energias de Portugal SA	2,873,323	15,656,489

Spain - 6.0%
Amadeus IT Group SA *	163,726	10,983,315
Cellnex Telecom SA ~	134,671	5,237,036
Iberdrola SA	673,957	8,396,020
Industria de Diseno Textil SA	410,076	13,776,582

		38,392,953

Sweden - 2.6%
Atlas Copco AB Class A	511,777	6,483,368
Sandvik AB	487,436	10,346,213

		16,829,581

Switzerland - 3.8%
Alcon, Inc.	160,040	11,360,837
Givaudan SA	1,970	6,411,931
Straumann Holding AG	44,468	6,669,513

		24,442,281

United Kingdom - 11.5%
3i Group PLC	303,072	6,317,074
Compass Group PLC	340,156	8,548,644
Diageo PLC	357,924	15,974,014
London Stock Exchange Group PLC	202,248	19,644,281
RELX PLC	308,970	10,006,579
Rentokil Initial PLC	1,762,558	12,881,726

		73,372,318

United States - 13.9%
Accenture PLC Class A	33,061	9,449,164
Computershare Ltd.	286,269	4,158,113
Haleon PLC	2,414,277	9,590,550
ICON PLC *	20,554	4,390,129
Linde PLC	36,807	13,082,680
Nestle SA	234,217	28,558,197
Roche Holding AG	30,704	8,773,437
SolarEdge Technologies, Inc. *	18,769	5,704,838
TE Connectivity Ltd.	35,830	4,699,105

		88,406,213

Total Common Stocks (Cost $652,979,177)		635,100,094

TOTAL INVESTMENTS - 99.3% (Cost $652,979,177)		635,100,094

OTHER ASSETS & LIABILITIES, NET - 0.7%		4,417,564

NET ASSETS - 100.0%		$639,517,658

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$7,049,875	$-	$7,049,875	$-
	Canada	51,519,186	51,519,186	-	-
	China	12,841,953	1,934,235	10,907,718	-
	Denmark	27,989,705	-	27,989,705	-
	France	82,544,864	-	82,544,864	-
	Germany	40,943,616	-	40,943,616	-
	Hong Kong	25,550,265	-	25,550,265	-
	Ireland	6,439,011	-	6,439,011	-
	Israel	7,314,409	7,314,409	-	-
	Italy	6,678,582	-	6,678,582	-
	Japan	82,862,523	-	82,862,523	-
	Netherlands	26,266,270	-	26,266,270	-
	Portugal	15,656,489	-	15,656,489	-
	Spain	38,392,953	-	38,392,953	-
	Sweden	16,829,581	-	16,829,581	-
	Switzerland	24,442,281	-	24,442,281	-
	United Kingdom	73,372,318	-	73,372,318	-
	United States	88,406,213	37,325,916	51,080,297	-

	Total Common Stocks	635,100,094	98,093,746	537,006,348	-

	Total Assets	635,100,094	98,093,746	537,006,348	-

Liabilities	Due to Custodian	(119,120)	-	(119,120)	-

	Total Liabilities	(119,120)	-	(119,120)	-

	Total	$634,980,974	$98,093,746	$536,887,228	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Australia - 0.9%
Rio Tinto PLC	140,367	$9,527,816

Belgium - 0.7%
KBC Group NV	100,265	6,889,285

Canada - 3.7%
Canadian National Railway Co.	121,825	14,371,695
Intact Financial Corp.	50,990	7,297,437
Suncor Energy, Inc.	199,896	6,206,168
Toronto-Dominion Bank	188,389	11,283,825

		39,159,125

China - 2.6%
Meituan Class B * ~	24,092	437,082
NetEase, Inc.	422,300	7,454,806
Tencent Holdings Ltd.	219,023	10,703,500
Yum China Holdings, Inc.	133,564	8,466,622

		27,062,010

Denmark - 3.4%
Carlsberg AS Class B	61,857	9,598,158
Novo Nordisk AS Class B	167,711	26,636,072

		36,234,230

France - 16.2%
Air Liquide SA	177,864	29,772,403
Capgemini SE	115,564	21,475,879
Cie de Saint-Gobain	191,535	10,887,532
Cie Generale des Etablissements Michelin SCA	232,378	7,103,393
Dassault Systemes SE	143,040	5,900,547
Engie SA	909,152	14,387,047
EssilorLuxottica SA	90,213	16,267,458
L’Oreal SA	20,112	8,986,899
Legrand SA	101,166	9,243,772
LVMH Moet Hennessy Louis Vuitton SE	31,238	28,673,620
Pernod Ricard SA	83,433	18,891,807

		171,590,357

Germany - 9.9%
Bayer AG	265,896	16,985,863
Beiersdorf AG	151,457	19,702,635
Deutsche Boerse AG	111,728	21,754,563
Merck KGaA	98,348	18,335,489
MTU Aero Engines AG	27,751	6,944,403
SAP SE	168,737	21,306,499

		105,029,452

Hong Kong - 2.9%
AIA Group Ltd.	2,105,407	22,080,151
Prudential PLC	654,719	8,964,168

		31,044,319

India - 2.0%
HDFC Bank Ltd.	272,279	5,355,411
Housing Development Finance Corp. Ltd.	243,762	7,816,971
Tata Consultancy Services Ltd.	203,251	7,966,996

		21,139,378

	Shares	Value
Ireland - 1.1%
Ryanair Holdings PLC ADR *	121,074	$11,416,067

Israel - 1.3%
Check Point Software Technologies Ltd. *	103,868	13,502,840

Italy - 2.3%
Eni SpA	781,423	10,898,009
Intesa Sanpaolo SpA	5,418,070	13,905,156

		24,803,165

Japan - 13.9%
Daikin Industries Ltd.	89,900	16,128,648
Denso Corp.	204,800	11,560,427
Hitachi Ltd.	394,400	21,676,494
Hoya Corp.	106,400	11,758,502
Koito Manufacturing Co. Ltd.	344,000	6,520,947
Kose Corp.	77,800	9,247,171
Kubota Corp.	306,000	4,639,366
Kyocera Corp.	215,100	11,220,892
Olympus Corp.	618,900	10,869,585
Shin-Etsu Chemical Co. Ltd.	193,500	6,281,208
SMC Corp.	21,700	11,503,524
Sony Group Corp.	173,500	15,802,967
Terumo Corp.	344,000	9,303,586

		146,513,317

Netherlands - 3.1%
Akzo Nobel NV	163,271	12,770,176
ING Groep NV	1,111,466	13,199,031
Randstad NV	114,267	6,783,425

		32,752,632

Portugal - 0.6%
Galp Energia SGPS SA	564,043	6,382,299

Singapore - 1.2%
DBS Group Holdings Ltd.	513,414	12,764,363

South Korea - 0.5%
Samsung Electronics Co. Ltd.	106,489	5,265,983

Spain - 1.0%
Amadeus IT Group SA *	160,128	10,741,949

Switzerland - 8.9%
Cie Financiere Richemont SA Class A	140,505	22,530,827
Julius Baer Group Ltd.	129,403	8,839,315
Novartis AG	169,059	15,522,747
Sika AG	29,399	8,246,285
Sonova Holding AG	24,627	7,264,683
UBS Group AG (XVTX)	766,553	16,220,866
Zurich Insurance Group AG	32,200	15,430,195

		94,054,918

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	137,057	12,749,042

United Kingdom - 8.8%
Compass Group PLC	867,097	21,791,482
Diageo PLC	342,719	15,295,420
London Stock Exchange Group PLC	129,670	12,594,804

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Reckitt Benckiser Group PLC	119,994	$9,128,840
RELX PLC	543,132	17,590,366
Rolls-Royce Holdings PLC *	3,917,372	7,215,256
Tesco PLC	2,862,215	9,383,570

		92,999,738

United States - 12.4%
Experian PLC	464,179	15,284,348
Linde PLC	42,791	15,040,455
Nestle SA	296,603	36,164,953
QIAGEN NV *	200,057	9,111,891
Roche Holding AG	89,382	25,540,233
Schneider Electric SE	177,553	29,673,327

		130,815,207

Total Common Stocks (Cost $844,926,849)		1,042,437,492

	Principal Amount
SHORT-TERM INVESTMENT - 0.4%
Repurchase Agreement - 0.4%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $4,753,590; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $4,846,923)	$4,751,828	4,751,828

Total Short-Term Investment (Cost $4,751,828)		4,751,828

TOTAL INVESTMENTS - 99.0% (Cost $849,678,677)		1,047,189,320

OTHER ASSETS & LIABILITIES, NET - 1.0%		10,739,119

NET ASSETS - 100.0%		$1,057,928,439

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$9,527,816	$-	$9,527,816	$-
	Belgium	6,889,285	-	6,889,285	-
	Canada	39,159,125	39,159,125	-	-
	China	27,062,010	8,466,622	18,595,388	-
	Denmark	36,234,230	-	36,234,230	-
	France	171,590,357	-	171,590,357	-
	Germany	105,029,452	-	105,029,452	-
	Hong Kong	31,044,319	-	31,044,319	-
	India	21,139,378	-	21,139,378	-
	Ireland	11,416,067	11,416,067	-	-
	Israel	13,502,840	13,502,840	-	-
	Italy	24,803,165	-	24,803,165	-
	Japan	146,513,317	-	146,513,317	-
	Netherlands	32,752,632	-	32,752,632	-
	Portugal	6,382,299	-	6,382,299	-
	Singapore	12,764,363	-	12,764,363	-
	South Korea	5,265,983	-	5,265,983	-
	Spain	10,741,949	-	10,741,949	-
	Switzerland	94,054,918	-	94,054,918	-
	Taiwan	12,749,042	12,749,042	-	-
	United Kingdom	92,999,738	-	92,999,738	-
	United States	130,815,207	15,040,455	115,774,752	-

	Total Common Stocks	1,042,437,492	100,334,151	942,103,341	-

	Short-Term Investment	4,751,828	-	4,751,828	-

	Total	$1,047,189,320	$100,334,151	$946,855,169	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Australia - 4.0%
EBOS Group Ltd.	53,660	$1,563,653
GUD Holdings Ltd.	288,233	1,904,137
Imdex Ltd.	1,441,433	2,175,001
Inghams Group Ltd.	1,352,914	2,833,335
Nanosonics Ltd. *	392,909	1,351,983
Servcorp Ltd.	200,736	425,357
SomnoMed Ltd. *	381,225	246,199

		10,499,665

Austria - 1.9%
Mayr Melnhof Karton AG	16,200	2,692,589
Strabag SE	20,400	872,784
Wienerberger AG	53,000	1,534,406

		5,099,779

Belgium - 1.5%
Econocom Group SA NV	424,100	1,361,968
Fagron	150,400	2,569,409

		3,931,377

Brazil - 1.3%
Atacadao SA	244,900	598,666
Hypera SA	238,242	1,772,085
LOG Commercial Properties e Participacoes SA	345,995	1,079,261

		3,450,012

Canada - 2.6%
CCL Industries, Inc. Class B	42,100	2,091,450
ECN Capital Corp.	190,900	395,501
North West Co., Inc.	54,800	1,532,292
Open Text Corp.	52,700	2,032,742
Parkland Corp.	32,700	783,929

		6,835,914

Cayman - 0.2%
Patria Investments Ltd. Class A	32,700	483,960

China - 3.8%
Best Pacific International Holdings Ltd.	2,831,726	407,629
Far East Horizon Ltd.	2,534,657	2,276,104
Precision Tsugami China Corp. Ltd.	1,088,972	1,104,246
Qingdao Port International Co. Ltd. Class H ~	3,365,372	1,756,400
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	462,216	1,874,581
TravelSky Technology Ltd. Class H	1,159,128	2,159,869
Xingda International Holdings Ltd.	2,861,865	608,293

		10,187,122

Denmark - 0.6%
Spar Nord Bank AS	98,815	1,560,782

Finland - 1.5%
Huhtamaki OYJ	54,700	2,032,088
Nanoform Finland PLC *	105,200	181,402
Rovio Entertainment OYJ ~	224,800	1,904,162

		4,117,652

France - 3.8%
Altarea SCA REIT	12,100	1,488,855
Antin Infrastructure Partners SA	40,300	730,517

	Shares	Value
ARGAN SA REIT	16,000	$ 1,195,897
Elior Group SA * ~	366,400	1,288,767
Lectra	35,700	1,409,432
Maisons du Monde SA ~	120,400	1,299,347
Thermador Groupe	24,200	2,575,681

		9,988,496

Germany - 4.6%
DWS Group GmbH & Co. KGaA ~	32,700	1,006,669
JOST Werke AG ~	36,200	1,908,776
Norma Group SE	49,073	1,159,678
Rheinmetall AG	8,470	2,509,238
Stabilus SE	23,400	1,635,903
Takkt AG	106,000	1,673,051
Talanx AG *	48,500	2,248,052

		12,141,367

Greece - 0.9%
Mytilineos SA	87,000	2,480,221

Hong Kong - 1.7%
ASMPT Ltd.	230,756	2,288,634
Sino Land Co. Ltd.	1,212,776	1,640,062
WH Group Ltd. ~	1,143,000	681,395

		4,610,091

Hungary - 0.9%
Richter Gedeon Nyrt	114,686	2,394,550

Indonesia - 0.8%
P.T. Avia Avian Tbk	20,298,483	805,468
P.T. Selamat Sempurna Tbk	12,644,400	1,302,851

		2,108,319

Ireland - 2.1%
AerCap Holdings NV *	23,787	1,337,543
Dalata Hotel Group PLC *	324,400	1,470,900
Irish Residential Properties REIT PLC REIT * ◇	1,483,600	1,495,162
Mincon Group PLC	1,059,000	1,182,940

		5,486,545

Italy - 1.1%
Banca Generali SpA	39,800	1,267,045
Recordati Industria Chimica e Farmaceutica SpA	38,400	1,624,295

		2,891,340

Japan - 22.6%
Amano Corp.	88,400	1,670,189
ASKUL Corp.	127,600	1,661,226
Capcom Co. Ltd.	41,300	1,478,151
Daiichikosho Co. Ltd.	62,000	1,024,687
Daikyonishikawa Corp.	245,015	1,195,799
Daiwa Industries Ltd.	100,200	1,049,249
Dexerials Corp.	61,800	1,263,496
Dip Corp.	47,300	1,267,873
GMO internet group, Inc.	101,000	1,968,590
Inaba Denki Sangyo Co. Ltd.	73,000	1,595,729
Isuzu Motors Ltd.	132,700	1,585,896
JAFCO Group Co. Ltd.	81,500	1,167,363
Kamigumi Co. Ltd.	80,300	1,686,966
Lixil Corp.	88,900	1,467,370
Maruwa Co. Ltd.	12,900	1,798,677
Meitec Corp.	89,600	1,604,247
Minebea Mitsumi, Inc.	95,800	1,829,445
Mitani Corp.	92,400	939,062

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Nihon Parkerizing Co. Ltd.	211,000	$ 1,586,036
Nishimoto Co. Ltd.	47,219	1,326,125
NOF Corp.	35,300	1,649,577
NSD Co. Ltd.	107,100	1,931,873
PALTAC Corp.	56,000	2,127,821
Park24 Co. Ltd. *	68,900	1,007,869
Persol Holdings Co. Ltd.	63,800	1,284,608
Renesas Electronics Corp. *	252,500	3,656,403
Roland Corp.	62,200	1,878,174
S Foods, Inc.	106,500	2,293,071
San-Ai Obbli Co. Ltd.	204,100	2,118,657
Ship Healthcare Holdings, Inc.	133,500	2,459,412
Sugi Holdings Co. Ltd.	42,700	1,835,415
SUMCO Corp.	115,200	1,733,061
TechnoPro Holdings, Inc.	71,600	1,985,897
TIS, Inc.	63,400	1,676,652
TKC Corp.	32,000	888,728
Tsuruha Holdings, Inc.	33,300	2,227,231

		59,920,625

Mexico - 2.6%
Bolsa Mexicana de Valores SAB de CV	1,057,459	2,265,732
Gruma SAB de CV Class B	158,366	2,336,294
Grupo Comercial Chedraui SA de CV	403,000	2,314,678

		6,916,704

Netherlands - 1.4%
Acomo NV	89,500	2,149,940
Arcadis NV	37,400	1,531,308

		3,681,248

Norway - 1.1%
Europris ASA ~	305,000	2,117,991
SpareBank 1 SMN	61,200	722,990

		2,840,981

Peru - 0.6%
Intercorp Financial Services, Inc.	65,995	1,506,006

Philippines - 1.6%
Century Pacific Food, Inc.	5,231,555	2,487,551
Robinsons Land Corp.	6,718,549	1,820,072

		4,307,623

Singapore - 1.7%
Hour Glass Ltd.	782,782	1,283,761
HRnetgroup Ltd.	2,314,635	1,417,896
Mapletree Industrial Trust REIT	1,083,469	1,934,435

		4,636,092

South Korea - 1.9%
Hyundai Marine & Fire Insurance Co. Ltd.	45,124	1,171,556
Soulbrain Co. Ltd.	12,800	2,331,316
Vitzrocell Co. Ltd.	117,300	1,614,174

		5,117,046

Spain - 4.0%
Cia de Distribucion Integral Logista Holdings SA	114,300	2,852,068
CIE Automotive SA	73,900	2,126,955
Grupo Catalana Occidente SA	72,100	2,271,861
Indra Sistemas SA	77,400	1,047,581
Prosegur Cia de Seguridad SA	621,200	1,232,142
Viscofan SA	13,900	995,455

		10,526,062

	Shares	Value
Sweden - 1.6%
Granges AB	185,200	$1,766,813
Hexpol AB	144,900	1,794,870
Nordnet AB publ	35,400	583,649

		4,145,332

Taiwan - 3.5%
International Games System Co. Ltd.	168,350	3,175,382
Sporton International, Inc.	230,990	2,054,828
Test Research, Inc.	588,727	1,231,285
Tripod Technology Corp.	362,609	1,335,829
Yageo Corp.	89,964	1,568,262

		9,365,586

Tanzania - 0.3%
Helios Towers PLC *	729,940	935,760

Thailand - 0.7%
Star Petroleum Refining PCL	5,580,077	1,764,932

United Kingdom - 14.5%
Ashtead Technology Holdings PLC *	504,200	1,890,822
B&M European Value Retail SA	405,633	2,416,670
Bodycote PLC	162,025	1,303,589
DCC PLC	12,200	711,153
Grainger PLC	685,520	1,970,381
Harbour Energy PLC	325,056	1,101,562
Hiscox Ltd.	161,500	2,209,779
Informa PLC	266,898	2,287,704
J D Wetherspoon PLC *	205,614	1,813,564
JET2 PLC	125,580	2,048,069
John Wood Group PLC *	937,468	2,321,098
Lancashire Holdings Ltd.	389,819	2,660,281
LSL Property Services PLC	346,404	1,162,321
On the Beach Group PLC * ~	863,249	1,534,001
Pets at Home Group PLC	268,100	1,220,386
Premier Foods PLC	1,043,600	1,563,693
Rathbones Group PLC	32,700	774,319
Sabre Insurance Group PLC ~	1,003,286	1,398,548
Savills PLC	131,685	1,606,893
Tate & Lyle PLC	283,696	2,747,580
Vistry Group PLC	135,439	1,310,534
WH Smith PLC	133,754	2,475,850

		38,528,797

United States - 4.6%
Adient PLC *	38,900	1,593,344
Adtalem Global Education, Inc. *	46,400	1,791,968
Antero Resources Corp. *	67,741	1,564,140
GCC SAB de CV	329,010	2,608,162
GrafTech International Ltd.	187,291	910,234
Impro Precision Industries Ltd. ~	1,797,821	661,210
Ovintiv, Inc.	32,700	1,179,816
RHI Magnesita NV	70,500	1,953,128

		12,262,002

Total Common Stocks (Cost $272,216,453)		254,721,988

EXCHANGE-TRADED FUND - 2.6%
iShares MSCI India *	175,700	6,915,552

Total Exchange-Traded Fund (Cost $8,441,904)		6,915,552

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.4%
Repurchase Agreement - 0.4%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $984,667; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $1,004,032)	$984,302	$984,302

Total Short-Term Investment (Cost $984,302)		984,302

TOTAL INVESTMENTS - 99.0% (Cost $281,642,659)		262,621,842

OTHER ASSETS & LIABILITIES, NET - 1.0%		2,690,710

NET ASSETS - 100.0%		$265,312,552

Notes to Schedule of Investments

(a)	Restricted securities as of March 31, 2023 were as follows

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Irish Residential Properties REIT PLC Acq 10/20/21	$2,664,574	$1,495,162	0.6%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$10,499,665	$425,357	$10,074,308	$-
	Austria	5,099,779	872,784	4,226,995	-
	Belgium	3,931,377	-	3,931,377	-
	Brazil	3,450,012	3,450,012	-	-
	Canada	6,835,914	6,835,914	-	-
	Cayman	483,960	483,960	-	-
	China	10,187,122	1,511,875	8,675,247	-
	Denmark	1,560,782	-	1,560,782	-
	Finland	4,117,652	181,402	3,936,250	-
	France	9,988,496	-	9,988,496	-
	Germany	12,141,367	-	12,141,367	-
	Greece	2,480,221	-	2,480,221	-
	Hong Kong	4,610,091	-	4,610,091	-
	Hungary	2,394,550	-	2,394,550	-
	Indonesia	2,108,319	2,108,319	-	-
	Ireland	5,486,545	2,520,483	2,966,062	-
	Italy	2,891,340	-	2,891,340	-
	Japan	59,920,625	-	59,920,625	-
	Mexico	6,916,704	6,916,704	-	-
	Netherlands	3,681,248	2,149,940	1,531,308	-
	Norway	2,840,981	-	2,840,981	-
	Peru	1,506,006	1,506,006	-	-
	Philippines	4,307,623	2,487,551	1,820,072	-
	Singapore	4,636,092	-	4,636,092	-
	South Korea	5,117,046	-	5,117,046	-
	Spain	10,526,062	-	10,526,062	-
	Sweden	4,145,332	-	4,145,332	-
	Taiwan	9,365,586	-	9,365,586	-
	Tanzania, United Republic Of	935,760	-	935,760	-
	Thailand	1,764,932	-	1,764,932	-
	United Kingdom	38,528,797	9,456,022	29,072,775	-
	United States	12,262,002	9,647,664	2,614,338	-

	Total Common Stocks	254,721,988	50,553,993	204,167,995	-

	Exchange-Traded Fund	6,915,552	6,915,552	-	-
	Short-Term Investment	984,302	-	984,302	-

	Total	$262,621,842	$57,469,545	$205,152,297	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.8%
Germany - 0.8%
Henkel AG & Co. KGaA	86,240	$6,746,894

Total Preferred Stocks (Cost $6,309,874)		6,746,894

COMMON STOCKS - 95.6%
Austria - 1.9%
ams-OSRAM AG *	406,241	3,165,714
Erste Group Bank AG	238,204	7,891,542
Mondi PLC	309,098	4,907,550

		15,964,806

Belgium - 1.1%
Ageas SA	135,427	5,858,341
Proximus SADP	391,312	3,784,086

		9,642,427

Brazil - 3.0%
Atacadao SA	1,424,555	3,482,374
Banco Bradesco SA ADR	2,986,581	7,824,842
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	395,302	3,947,209
Telefonica Brasil SA	812,813	6,199,795
Ultrapar Participacoes SA	1,404,026	3,867,100

		25,321,320

Burkina Faso - 0.5%
Endeavour Mining PLC	159,636	3,847,092

Canada - 1.9%
ARC Resources Ltd.	256,383	2,908,140
Barrick Gold Corp. (TSE)	445,204	8,265,016
Cameco Corp. (NYSE)	134,737	3,526,067
Kinross Gold Corp.	287,562	1,354,417

		16,053,640

China - 0.6%
Baidu, Inc. Class A *	63,387	1,194,292
Dongfeng Motor Group Co. Ltd. Class H	7,668,787	3,602,504

		4,796,796

Finland - 1.6%
Nokia OYJ (OMXH)	1,673,309	8,214,081
Wartsila OYJ Abp	596,149	5,626,017

		13,840,098

France - 11.7%
AXA SA	462,447	14,112,759
BNP Paribas SA	172,890	10,324,563
Carrefour SA	413,769	8,365,411
Cie de Saint-Gobain	178,583	10,151,294
Dassault Aviation SA	13,846	2,739,155
Engie SA	866,625	13,714,071
Orange SA	763,906	9,075,336
Renault SA *	151,225	6,163,350
Societe Generale SA	317,871	7,162,061
TotalEnergies SE	307,687	18,142,355

		99,950,355

	Shares	Value
Germany - 5.3%
CECONOMY AG *	426,893	$1,163,841
Continental AG	69,420	5,201,599
Daimler Truck Holding AG *	304,438	10,274,482
Evonik Industries AG	231,226	4,864,793
Fresenius SE & Co. KGaA	288,466	7,789,515
HeidelbergCement AG	148,101	10,813,911
Mercedes-Benz Group AG	70,307	5,406,802

		45,514,943

Hong Kong - 1.4%
CK Asset Holdings Ltd.	1,124,740	6,818,926
WH Group Ltd. ~	9,307,761	5,548,790

		12,367,716

India - 0.8%
Canara Bank	1,188,307	4,130,916
Oil & Natural Gas Corp. Ltd.	1,331,260	2,453,417

		6,584,333

Indonesia - 0.6%
P.T. Bank Mandiri Persero Tbk	7,745,281	5,333,760

Ireland - 1.4%
AIB Group PLC	1,299,630	5,260,306
Bank of Ireland Group PLC	628,527	6,359,623

		11,619,929

Italy - 5.1%
Assicurazioni Generali SpA	399,748	7,964,817
BPER Banca	1,887,413	4,643,839
Eni SpA	971,591	13,550,162
UniCredit SpA	921,041	17,359,648

		43,518,466

Japan - 23.9%
Alfresa Holdings Corp.	222,390	2,849,426
Alps Alpine Co. Ltd.	278,176	2,677,045
Amada Co. Ltd.	399,170	3,741,597
Benesse Holdings, Inc.	16,683	244,468
Dai-ichi Life Holdings, Inc.	409,765	7,532,905
DeNA Co. Ltd. *	211,441	2,889,501
Eisai Co. Ltd.	43,814	2,488,617
Fuji Media Holdings, Inc.	140,232	1,266,620
Hakuhodo DY Holdings, Inc.	260,740	2,956,122
Hino Motors Ltd. *	795,588	3,331,533
Honda Motor Co. Ltd.	470,340	12,441,041
Inpex Corp.	517,816	5,479,799
Isuzu Motors Ltd.	536,221	6,408,370
Japan Airlines Co. Ltd.	227,997	4,445,508
JGC Holdings Corp.	301,520	3,747,312
Kirin Holdings Co. Ltd.	489,067	7,737,417
Makita Corp.	266,608	6,639,833
Mitsubishi Estate Co. Ltd.	502,457	5,976,557
Mitsubishi UFJ Financial Group, Inc.	1,801,533	11,545,427
MS&AD Insurance Group Holdings, Inc.	259,055	8,028,337
Nikon Corp.	435,804	4,474,056
Nippon Television Holdings, Inc.	262,457	2,262,883
Nissan Motor Co. Ltd.	1,929,878	7,303,792
Nomura Holdings, Inc.	613,845	2,366,567
Ono Pharmaceutical Co. Ltd.	295,680	6,161,432
Resona Holdings, Inc.	1,409,845	6,801,289
Stanley Electric Co. Ltd.	231,786	5,152,703
Subaru Corp.	363,618	5,804,656
Sumitomo Electric Industries Ltd.	571,413	7,340,897
Sumitomo Heavy Industries Ltd.	172,581	4,232,082
Sumitomo Mitsui Trust Holdings, Inc.	258,397	8,877,475
Sumitomo Rubber Industries Ltd.	333,447	3,016,849

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
T&D Holdings, Inc.	841,066	$ 10,424,065
Taiheiyo Cement Corp.	170,621	3,206,565
Takeda Pharmaceutical Co. Ltd.	232,278	7,628,832
THK Co. Ltd.	229,919	5,329,430
Tsuruha Holdings, Inc.	62,306	4,167,262
Yamato Holdings Co. Ltd.	427,987	7,346,516

		204,324,786

Luxembourg - 0.5%
RTL Group SA *	82,194	4,049,165

Malaysia - 0.5%
CIMB Group Holdings Bhd	3,333,361	4,017,181

Mexico - 0.4%
Fresnillo PLC	358,638	3,311,678

Netherlands - 6.3%
ABN AMRO Bank NV CVA ~	617,837	9,797,319
ING Groep NV	738,687	8,772,155
Koninklijke Philips NV	495,067	9,092,835
Shell PLC	909,660	25,924,009

		53,586,318

Norway - 0.1%
Norsk Hydro ASA	163,102	1,217,299

Russia - 0.1%
Gazprom PJSC * Ω ±	340,336	-
Gazprom PJSC ADR (OTC) * Ω ±	384	-
Gazprom PJSC ADR (SEAQ) * Ω ±	142,682	-
LUKOIL PJSC ADR (OTC) * Ω ±	24,064	-
Mobile TeleSystems PJSC ADR * Ω ±	327,186	1
Sberbank of Russia PJSC * Ω ±	927,996	-
VEON Ltd. *	60,476	1,065,587

		1,065,588

South Africa - 1.2%
Anglo American PLC	195,714	6,509,739
MTN Group Ltd.	143,758	1,029,947
Old Mutual Ltd.	4,421,721	2,931,101

		10,470,787

South Korea - 4.5%
Coway Co. Ltd.	90,847	3,666,549
Hankook Tire & Technology Co. Ltd.	126,134	3,373,836
Hyundai Mobis Co. Ltd.	40,522	6,730,284
KB Financial Group, Inc.	250,272	9,140,481
KT Corp. ADR *	577,202	6,545,471
Shinhan Financial Group Co. Ltd.	315,618	8,573,862

		38,030,483

Spain - 0.4%
CaixaBank SA (SIBE)	809,780	3,159,722

Sweden - 1.9%
SKF AB Class B	488,561	9,623,136
Telefonaktiebolaget LM Ericsson Class B	1,129,055	6,618,320

		16,241,456

Switzerland - 5.9%
Adecco Group AG	225,273	8,205,577
Novartis AG	192,770	17,699,856
The Swatch Group AG	24,713	8,510,925
UBS Group AG (XVTX)	768,696	16,266,214

		50,682,572

	Shares	Value
Taiwan - 1.1%
Catcher Technology Co. Ltd.	730,362	$4,565,708
Hon Hai Precision Industry Co. Ltd.	1,403,587	4,804,471

		9,370,179

Thailand - 0.8%
Kasikornbank PCL	1,667,962	6,471,803
Kasikornbank PCL NVDR	123,832	480,364

		6,952,167

United Kingdom - 8.4%
Babcock International Group PLC *	797,372	2,945,636
BP PLC	2,787,751	17,620,032
British Land Co. PLC REIT	672,484	3,225,681
BT Group PLC	3,241,638	5,839,248
easyJet PLC *	1,126,664	7,200,503
J Sainsbury PLC	1,393,881	4,796,600
Kingfisher PLC	1,011,418	3,269,413
Land Securities Group PLC REIT	461,910	3,545,873
Marks & Spencer Group PLC *	609,123	1,256,610
Standard Chartered PLC	1,515,108	11,483,098
WPP PLC	900,177	10,694,920

		71,877,614

United States - 2.7%
GSK PLC	798,101	14,101,896
Holcim AG *	139,324	8,985,186

		23,087,082

Total Common Stocks (Cost $754,959,107)		815,799,758

EXCHANGE-TRADED FUND - 0.6%
iShares Core MSCI EAFE	76,589	5,119,975

Total Exchange-Traded Fund (Cost $5,010,531)		5,119,975

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.5%
Repurchase Agreement - 1.5%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $12,767,066; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $13,017,613)	$12,762,333	$12,762,333

Total Short-Term Investment (Cost $12,762,333)		12,762,333

TOTAL INVESTMENTS - 98.5% (Cost $779,041,845)		840,428,960

OTHER ASSETS & LIABILITIES, NET - 1.5%		13,047,360

NET ASSETS - 100.0%		$853,476,320

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$6,746,894	$-	$6,746,894	$-
	Common Stocks
	Austria	15,964,806	-	15,964,806	-
	Belgium	9,642,427	-	9,642,427	-
	Brazil	25,321,320	25,321,320	-	-
	Burkina Faso	3,847,092	3,847,092	-	-
	Canada	16,053,640	16,053,640	-	-
	China	4,796,796	-	4,796,796	-
	Finland	13,840,098	-	13,840,098	-
	France	99,950,355	-	99,950,355	-
	Germany	45,514,943	-	45,514,943	-
	Hong Kong	12,367,716	-	12,367,716	-
	India	6,584,333	-	6,584,333	-
	Indonesia	5,333,760	-	5,333,760	-
	Ireland	11,619,929	-	11,619,929	-
	Italy	43,518,466	-	43,518,466	-
	Japan	204,324,786	-	204,324,786	-
	Luxembourg	4,049,165	-	4,049,165	-
	Malaysia	4,017,181	-	4,017,181	-
	Mexico	3,311,678	-	3,311,678	-
	Netherlands	53,586,318	-	53,586,318	-
	Norway	1,217,299	-	1,217,299	-
	Russia	1,065,588	1,065,587	-	1
	South Africa	10,470,787	-	10,470,787	-
	South Korea	38,030,483	6,545,471	31,485,012	-
	Spain	3,159,722	-	3,159,722	-
	Sweden	16,241,456	-	16,241,456	-
	Switzerland	50,682,572	-	50,682,572	-
	Taiwan	9,370,179	-	9,370,179	-
	Thailand	6,952,167	-	6,952,167	-
	United Kingdom	71,877,614	-	71,877,614	-
	United States	23,087,082	-	23,087,082	-

	Total Common Stocks	815,799,758	52,833,110	762,966,647	1

	Exchange-Traded Fund	5,119,975	5,119,975	-	-
	Short-Term Investment	12,762,333	-	12,762,333	-

	Total	$840,428,960	$57,953,085	$782,475,874	$1

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Technology - 0.0%
Contra Abiomed, Inc. - Contingent Value Rights * Ω ±	11,083	$30,922

Total Rights (Cost $11,305)		30,922

WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
CareMax, Inc. Exercise @ $ 11.50 Exp 07/16/25 *	3,646	1,853
Nuvation Bio, Inc. Exercise @ $ 11.50 Exp 07/07/27 *	3,472	417

		2,270

Total Warrants (Cost $16,587)		2,270

COMMON STOCKS - 97.5%
Consumer, Non-Cyclical - 96.6%
10X Genomics, Inc. Class A *	6,807	379,763
Abbott Laboratories	89,694	9,082,414
AbbVie, Inc.	77,490	12,349,581
Agiliti, Inc. *	29,088	464,826
Alcon, Inc. (Switzerland)	62,454	4,405,505
Align Technology, Inc. *	2,805	937,263
Alkermes PLC *	22,807	642,929
Alnylam Pharmaceuticals, Inc. *	11,422	2,288,055
AmerisourceBergen Corp.	40,464	6,478,691
Amgen, Inc.	47,115	11,390,051
Apellis Pharmaceuticals, Inc. *	9,440	622,662
Arcutis Biotherapeutics, Inc. *	34,856	383,416
Argenx SE ADR * (Netherlands)	5,090	1,896,432
Arvinas, Inc. *	10,600	289,592
AstraZeneca PLC (United Kingdom)	28,438	3,940,206
AstraZeneca PLC ADR (United Kingdom)	18,553	1,287,764
Avantor, Inc. *	58,070	1,227,600
Bausch & Lomb Corp. *	57,594	1,002,712
Baxter International, Inc.	77,158	3,129,528
Becton Dickinson & Co.	24,885	6,160,033
Biogen, Inc. *	15,061	4,187,410
BioMarin Pharmaceutical, Inc. *	24,587	2,390,840
Biomea Fusion, Inc. *	12,099	375,190
BioNTech SE ADR (Germany)	7,155	891,298
Blueprint Medicines Corp. *	18,580	835,914
Boston Scientific Corp. *	302,457	15,131,924
Bristol-Myers Squibb Co.	28,146	1,950,799
Catalent, Inc. *	14,315	940,639
Centene Corp. *	20,829	1,316,601
Cerevel Therapeutics Holdings, Inc. *	14,624	356,679
Cigna Group	9,171	2,343,466
Cooper Cos., Inc.	9,112	3,402,056
CureVac NV * (Germany)	14,364	100,117
Daiichi Sankyo Co. Ltd. (Japan)	73,200	2,670,163
Danaher Corp.	53,805	13,561,012
Decibel Therapeutics, Inc. *	20,803	62,825
Design Therapeutics, Inc. *	11,344	65,455
Dexcom, Inc. *	38,066	4,422,508
Edwards Lifesciences Corp. *	25,917	2,144,113
Elevance Health, Inc.	8,788	4,040,810
Eli Lilly & Co.	67,578	23,207,637
Enanta Pharmaceuticals, Inc. *	2,470	99,887
Encompass Health Corp.	10,847	586,823

	Shares	Value
Envista Holdings Corp. *	14,915	$ 609,725
Exact Sciences Corp. *	11,565	784,223
Frequency Therapeutics, Inc. *	19,740	9,929
GE HealthCare Technologies, Inc. *	47,560	3,901,347
Genmab AS * (Denmark)	1,934	731,062
Genmab AS ADR * (Denmark)	13,000	490,880
Gilead Sciences, Inc.	120,569	10,003,610
Glaukos Corp. *	3,530	176,853
Guardant Health, Inc. *	9,220	216,117
HCA Healthcare, Inc.	10,117	2,667,651
Hologic, Inc. *	7,745	625,021
Horizon Therapeutics PLC *	5,304	578,879
Humana, Inc.	6,335	3,075,389
ICON PLC ADR (Ireland) *	5,965	1,274,064
IDEXX Laboratories, Inc. *	5,040	2,520,403
Illumina, Inc. *	8,740	2,032,487
Immuneering Corp. Class A *	11,507	111,733
Immunocore Holdings PLC ADR * (United Kingdom)	7,997	395,372
Incyte Corp. *	23,005	1,662,571
Insulet Corp. *	5,970	1,904,191
Intuitive Surgical, Inc. *	39,321	10,045,336
Ionis Pharmaceuticals, Inc. *	13,405	479,095
IQVIA Holdings, Inc. *	18,215	3,622,781
iRhythm Technologies, Inc. *	1,670	207,130
IVERIC bio, Inc. *	8,505	206,927
Johnson & Johnson	70,577	10,939,435
Karuna Therapeutics, Inc. *	1,285	233,407
Krystal Biotech, Inc. *	2,235	178,934
Legend Biotech Corp. ADR *	10,392	501,102
Masimo Corp. *	6,230	1,149,684
McKesson Corp.	17,617	6,272,533
Medtronic PLC	97,292	7,843,681
Merck & Co., Inc.	165,487	17,606,162
Mirati Therapeutics, Inc. *	10,615	394,666
Moderna, Inc. *	19,979	3,068,375
Monte Rosa Therapeutics, Inc. *	22,869	178,150
Morphic Holding, Inc. *	4,980	187,447
Nautilus Biotechnology, Inc. SPAC *	13,880	38,448
Neurocrine Biosciences, Inc. *	16,210	1,640,776
Novo Nordisk AS Class B (Denmark)	18,405	2,923,105
Novocure Ltd. *	19,560	1,176,338
Nuvalent, Inc. Class A *	8,080	210,807
Omnicell, Inc. *	5,152	302,268
Orchestra BioMed Holdings, Inc. *	11,840	231,709
Penumbra, Inc. *	15,405	4,293,219
Pfizer, Inc.	143,946	5,872,997
Pliant Therapeutics, Inc. *	8,876	236,102
PMV Pharmaceuticals, Inc. *	14,248	67,963
Prime Medicine, Inc. *	16,502	202,975
Prometheus Biosciences, Inc. *	4,949	531,127
Protagonist Therapeutics, Inc. *	13,540	311,420
Prothena Corp. PLC * (Ireland)	6,265	303,665
PTC Therapeutics, Inc. *	4,465	216,285
QIAGEN NV *	22,146	1,017,166
Quest Diagnostics, Inc.	28,025	3,964,977
Rapid Micro Biosystems, Inc. Class A *	16,316	21,374
Regeneron Pharmaceuticals, Inc. *	12,335	10,135,299
Repligen Corp. *	5,695	958,810
ResMed, Inc.	10,197	2,233,041
REVOLUTION Medicines, Inc. *	13,995	303,132
Rhythm Pharmaceuticals, Inc. *	34,632	617,835
Roche Holding AG	4,677	1,336,417
Rocket Pharmaceuticals, Inc. *	12,263	210,065
Sage Therapeutics, Inc. *	15,705	658,982
Sanofi	17,776	1,928,318
Sarepta Therapeutics, Inc. *	13,024	1,795,098
Seagen, Inc. *	15,481	3,134,438
STERIS PLC	6,715	1,284,445
Structure Therapeutics, Inc. ADR *	9,293	221,080
Stryker Corp.	46,189	13,185,574
Tenaya Therapeutics, Inc. *	19,591	55,834

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Thermo Fisher Scientific, Inc.	35,096	$ 20,228,282
TScan Therapeutics, Inc. *	23,807	49,995
Ultragenyx Pharmaceutical, Inc. *	4,520	181,252
UnitedHealth Group, Inc.	64,503	30,483,473
Vertex Pharmaceuticals, Inc. *	33,264	10,480,488
Viking Therapeutics, Inc. *	11,710	194,972
Waters Corp. *	8,635	2,673,655
West Pharmaceutical Services, Inc.	10,661	3,693,717
Zimmer Biomet Holdings, Inc.	10,825	1,398,590
Zoetis, Inc.	55,961	9,314,149

		390,649,203

Industrial - 0.9%
Agilent Technologies, Inc.	17,852	2,469,646
Mettler-Toledo International, Inc. *	755	1,155,308

		3,624,954

Total Common Stocks (Cost $344,257,290)		394,274,157

	Principal Amount
SHORT-TERM INVESTMENT - 2.5%
Repurchase Agreement - 2.5%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $9,967,216; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $10,162,863)	$9,963,521	9,963,521

Total Short-Term Investment (Cost $9,963,521)		9,963,521

TOTAL INVESTMENTS - 100.0% (Cost $354,248,703)		404,270,870

DERIVATIVES - (0.0%)		(92,309)

OTHER ASSETS & LIABILITIES, NET - 0.0%		123,477

NET ASSETS - 100.0%		$404,302,038

Notes to Schedule of Investments

(a)

An investment with a value of $30,922 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Forward foreign currency contracts outstanding as of March 31, 2023 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	1,903,504	EUR	1,763,000	06/23	ANZ	$-	($16,229)
USD	6,266,255	GBP	5,134,000	06/23	CBA	-	(76,080)

Total Forward Foreign Currency Contracts						$-	($92,309)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$30,922	$-	$	$30,922
	Warrants	2,270	2,270	-	-
	Common Stocks
	Consumer, Non-Cyclical	390,649,203	377,119,932	13,529,271	-
	Industrial	3,624,954	3,624,954	-	-

	Total Common Stocks	394,274,157	380,744,886	13,529,271	-

	Short-Term Investment	9,963,521	-	9,963,521	-

	Total Assets	404,270,870	380,747,156	23,492,792	30,922

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(92,309)	-	(92,309)	-

	Total Liabilities	(92,309)	-	(92,309)	-

	Total	$404,178,561	$380,747,156	$23,400,483	$30,922

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Consumer, Cyclical - 1.1%
Marriott Vacations Worldwide Corp.	34,763	$4,688,138

Financial - 97.4%
Agree Realty Corp. REIT	79,961	5,486,124
Alexandria Real Estate Equities, Inc. REIT	110,810	13,916,628
American Homes 4 Rent Class A REIT	454,213	14,284,999
American Tower Corp. REIT	80,673	16,484,721
Apartment Income REIT Corp.	218,210	7,814,100
Apple Hospitality REIT, Inc.	236,463	3,669,906
AvalonBay Communities, Inc. REIT	121,018	20,338,285
Boston Properties, Inc. REIT	48,600	2,630,232
Broadstone Net Lease, Inc. REIT	353,676	6,016,029
Cousins Properties, Inc. REIT	223,996	4,789,034
CubeSmart REIT	252,157	11,654,697
DiamondRock Hospitality Co. REIT	344,667	2,802,143
Digital Realty Trust, Inc. REIT	142,327	13,992,167
Equinix, Inc. REIT	21,842	15,748,956
Equity LifeStyle Properties, Inc. REIT	197,209	13,238,640
Equity Residential REIT	58,194	3,491,640
Essex Property Trust, Inc. REIT	73,322	15,334,563
Extra Space Storage, Inc. REIT	122,326	19,930,575
First Industrial Realty Trust, Inc. REIT	217,547	11,573,500
Gaming & Leisure Properties, Inc. REIT	194,522	10,126,815
Healthcare Realty Trust, Inc. REIT	220,799	4,268,045
InvenTrust Properties Corp. REIT	90,985	2,129,049
Invitation Homes, Inc. REIT	487,007	15,209,229
Kilroy Realty Corp. REIT	137,393	4,451,533
Medical Properties Trust, Inc. REIT	137,787	1,132,609
National Health Investors, Inc. REIT	43,499	2,243,678
NETSTREIT Corp. REIT	144,742	2,645,884
Prologis, Inc. REIT	256,793	32,040,063
Public Storage REIT	30,993	9,364,225
Regency Centers Corp. REIT	219,597	13,434,944
Rexford Industrial Realty, Inc. REIT	265,453	15,834,271
Sabra Health Care REIT, Inc.	401,623	4,618,665
Simon Property Group, Inc. REIT	50,798	5,687,852
Sun Communities, Inc. REIT	121,459	17,111,144
Terreno Realty Corp. REIT	121,600	7,855,360
Ventas, Inc. REIT	436,710	18,931,378
VICI Properties, Inc. REIT	641,967	20,940,964
Welltower, Inc. REIT	259,927	18,634,167

		409,856,814

Total Common Stocks (Cost $420,874,641)		414,544,952

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.1%
Repurchase Agreement - 1.1%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $4,673,228; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $4,764,936)	$4,671,496	$4,671,496

Total Short-Term Investment (Cost $4,671,496)		4,671,496

TOTAL INVESTMENTS - 99.6% (Cost $425,546,137)		419,216,448

OTHER ASSETS & LIABILITIES, NET - 0.4%		1,535,280

NET ASSETS - 100.0%		$420,751,728

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$414,544,952	$414,544,952	$-	$-
	Short-Term Investment	4,671,496	-	4,671,496	-

	Total	$419,216,448	$414,544,952	$4,671,496	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Communications - 27.4%
Alphabet, Inc. Class A *	208,765	$21,655,194
Amazon.com, Inc. *	200,651	20,725,242
Arista Networks, Inc. *	10,254	1,721,236
Booking Holdings, Inc. *	2,764	7,331,261
Charter Communications, Inc. Class A *	3,390	1,212,298
FactSet Research Systems, Inc.	1,251	519,278
Meta Platforms, Inc. Class A *	18,698	3,962,854
Palo Alto Networks, Inc. *	13,083	2,613,198
Pinterest, Inc. Class A *	17,251	470,435
Q2 Holdings, Inc. *	16,937	416,989
Shopify, Inc. Class A * (Canada)	44,512	2,133,905
Tencent Holdings Ltd. (China)	31,100	1,519,835

		64,281,725

Consumer, Cyclical - 0.8%
Mobileye Global, Inc. Class A * (Israel)	41,198	1,782,637

Consumer, Non-Cyclical - 9.8%
Dun & Bradstreet Holdings, Inc.	99,693	1,170,396
Equifax, Inc.	5,618	1,139,555
FleetCor Technologies, Inc. *	14,223	2,998,919
Gartner, Inc. *	6,606	2,152,037
Global Payments, Inc.	22,122	2,328,119
Morningstar, Inc.	3,817	774,965
Nuvei Corp. * ~ (Canada)	13,182	573,747
PayPal Holdings, Inc. *	40,680	3,089,239
S&P Global, Inc.	4,240	1,461,825
TransUnion	9,383	583,060
Verisk Analytics, Inc.	10,881	2,087,629
WEX, Inc. *	24,914	4,581,435

		22,940,926

Energy - 0.3%
Enphase Energy, Inc. *	3,790	796,961

Financial - 11.4%
Aon PLC Class A	8,669	2,733,249
Arthur J Gallagher & Co.	22,126	4,232,925
Charles Schwab Corp.	2,015	105,546
Mastercard, Inc. Class A	36,367	13,216,131
Tradeweb Markets, Inc. Class A	13,805	1,090,871
Visa, Inc. Class A	23,625	5,326,493

		26,705,215

Industrial - 2.6%
Amphenol Corp. Class A	32,540	2,659,169
Hitachi Ltd. (Japan)	60,400	3,319,625

		5,978,794

Technology - 43.5%
Accenture PLC Class A	19,760	5,647,606
Activision Blizzard, Inc.	20,955	1,793,538
Adobe, Inc. *	16,579	6,389,049
Advanced Micro Devices, Inc. *	17,339	1,699,395
Apple, Inc.	6,137	1,011,991
Atlassian Corp. Class A *	5,936	1,016,065
Black Knight, Inc. *	39,327	2,263,662
Constellation Software, Inc. (Canada)	1,583	2,976,145
Descartes Systems Group, Inc. * (Canada)	27,266	2,200,648
Endava PLC ADR * (United Kingdom)	20,267	1,361,537
Fidelity National Information Services, Inc.	25,963	1,410,570
Freshworks, Inc. Class A *	14,326	220,047

	Shares	Value
HubSpot, Inc. *	3,682	$ 1,578,658
Intuit, Inc.	13,696	6,106,088
KLA Corp.	7,191	2,870,432
Lam Research Corp.	1,638	868,337
Marvell Technology, Inc.	70,201	3,039,703
Microsoft Corp.	110,824	31,950,559
MSCI, Inc.	3,244	1,815,634
NVIDIA Corp.	35,155	9,765,004
Paycor HCM, Inc. *	26,939	714,422
Rakus Co. Ltd. (Japan)	27,500	399,395
RingCentral, Inc. Class A *	19,745	605,579
Salesforce, Inc. *	29,052	5,804,009
ServiceNow, Inc. *	8,755	4,068,624
Take-Two Interactive Software, Inc. *	18,036	2,151,695
TaskUS, Inc. Class A * (Philippines)	23,051	332,856
Thoughtworks Holding, Inc. *	102,066	751,206
Topicus.com, Inc. * (Netherlands)	16,930	1,209,841

		102,022,295

Total Common Stocks (Cost $190,675,458)		224,508,553

	Principal Amount
SHORT-TERM INVESTMENT - 5.0%
Repurchase Agreement - 5.0%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $11,715,931; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $11,945,826)	$11,711,588	11,711,588

Total Short-Term Investment (Cost $11,711,588)		11,711,588

TOTAL INVESTMENTS - 100.8% (Cost $202,387,046)		236,220,141

DERIVATIVES - 0.1%		151,351

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(2,087,303)

NET ASSETS - 100.0%		$234,284,189

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Purchased options outstanding as of March 31, 2023 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - Invesco QQQ Trust	$295.00	06/16/23	OCC	307	$9,056,500	$802,971	$151,351

Total Purchased Options						$802,971	$151,351

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communication	$64,281,725	$62,761,890	$1,519,835	$-
	Consumer, Cyclical	1,782,637	1,782,637	-	-
	Consumer, Non-Cyclical	22,940,926	22,940,926	-	-
	Energy	796,961	796,961	-	-
	Financial	26,705,215	26,705,215	-	-
	Industrial	5,978,794	2,659,169	3,319,625	-
	Technology	102,022,295	101,622,900	399,395	-

	Total Common Stocks	224,508,553	219,269,698	5,238,855	-

	Short-Term Investment	11,711,588	-	11,711,588	-
	Derivatives:
	Equity Contracts
	Purchased options	151,351	-	151,351	-

	Total	$236,371,492	$219,269,698	$17,101,794	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

ESG DIVERSIFIED PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.2%
Affiliated Mutual Fund - 14.2%
Pacific Funds ESG Core Bond Class I	361,726	$3,107,228

Unaffiliated Mutual Funds - 86.0%
BlackRock Advantage ESG Emerging Markets Equity Fund Class K	67,343	556,250
Calvert Green Bond Fund Class R6	222,790	3,099,004
Calvert Small Cap Fund Class R6	24,314	776,588
Calvert US Mid Cap Core Responsible Index Fund Class R6	32,672	1,116,395
Fidelity International Sustainability Index Fund Institutional	178,119	2,009,181
Fidelity US Sustainability Index Fund Institutional	454,943	8,193,531
JPMorgan High Yield Fund Class R6	174,975	1,086,593
PIMCO Low Duration ESG Fund Institutional	215,356	1,920,978

		18,758,520

Total Mutual Funds (Cost $22,864,916)		21,865,748

TOTAL INVESTMENTS - 100.2% (Cost $22,864,916)		21,865,748

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(49,950)

NET ASSETS - 100.0%		$21,815,798

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$21,865,748	$21,865,748	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

ESG DIVERSIFIED GROWTH PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.3%
Affiliated Mutual Fund - 7.3%
Pacific Funds ESG Core Bond Class I	107,180	$920,673

Unaffiliated Mutual Funds - 93.0%
BlackRock Advantage ESG Emerging Markets Equity Fund Class K	62,147	513,332
Calvert Green Bond Fund Class R6	65,888	916,495
Calvert Small Cap Fund Class R6	19,866	634,518
Calvert US Mid Cap Core Responsible Index Fund Class R6	28,014	957,239
Fidelity International Sustainability Index Fund Institutional	153,458	1,731,001
Fidelity US Sustainability Index Fund Institutional	303,689	5,469,434
JPMorgan High Yield Fund Class R6	70,150	435,631
PIMCO Low Duration ESG Fund Institutional	116,240	1,036,858

		11,694,508

Total Mutual Funds (Cost $13,054,866)		12,615,181

TOTAL INVESTMENTS - 100.3% (Cost $13,054,866)		12,615,181

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(36,767)

NET ASSETS - 100.0%		$12,578,414

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$12,615,181	$12,615,181	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PSF AVANTIS BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 85.3%
American Century Diversified Corporate Bond *	425,188	$19,718,094
Avantis Core Fixed Income *	1,323,407	55,754,475
Avantis Emerging Markets Equity *	158,762	8,396,922
Avantis International Equity *	535,004	30,511,278
Avantis Real Estate *	157,571	6,532,894
Avantis Short-Term Fixed Income *	422,561	19,579,913
Avantis US Equity *	1,980,314	140,364,657
Avantis US Small Cap Value *	22,105	1,637,096

		282,495,329

Total Exchange-Traded Funds (Cost $269,136,646)		282,495,329

MUTUAL FUNDS - 14.7%
American Century Diversified Bond Fund Class I *	3,805,311	35,884,086
American Century Small Cap Growth Fund Class I *	92,453	1,669,702
American Century Short Duration Bond Fund Class I *	1,158,337	11,351,703

Total Mutual Funds (Cost $47,465,188)		48,905,491

TOTAL INVESTMENTS - 100.0% (Cost $316,601,834)		331,400,820

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(143,254)

NET ASSETS - 100.0%		$331,257,566

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$282,495,329	$282,495,329	$-	$-
	Mutual Funds	48,905,491	48,905,491	-	-

	Total	$331,400,820	$331,400,820	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	4,617,481	$51,243,611
PD Aggregate Bond Index Portfolio Class P *	18,458,474	230,233,653
PD High Yield Bond Market Portfolio Class P *	1,780,614	31,264,691
PD Large-Cap Growth Index Portfolio Class P *	840,392	55,884,681
PD Large-Cap Value Index Portfolio Class P *	1,645,789	66,483,431
PD Mid-Cap Index Portfolio Class P *	2,490,086	29,413,029
PD Small-Cap Growth Index Portfolio Class P *	144,322	5,315,209
PD Small-Cap Value Index Portfolio Class P *	171,123	5,276,884
PD Emerging Markets Index Portfolio Class P *	622,456	10,526,656
PD International Large-Cap Index Portfolio Class P *	1,472,252	34,532,412

Total Affiliated Mutual Funds (Cost $490,125,862)		520,174,257

TOTAL INVESTMENTS - 100.0% (Cost $490,125,862)		520,174,257

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(218,713)

NET ASSETS - 100.0%		$519,955,544

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$520,174,257	$520,174,257	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	20,491,544	$227,409,871
PD Aggregate Bond Index Portfolio Class P *	55,595,355	693,444,197
PD High Yield Bond Market Portfolio Class P *	6,246,386	109,676,416
PD Large-Cap Growth Index Portfolio Class P *	6,569,651	436,870,903
PD Large-Cap Value Index Portfolio Class P *	11,775,541	475,685,808
PD Mid-Cap Index Portfolio Class P *	12,782,419	150,986,640
PD Small-Cap Growth Index Portfolio Class P *	1,018,779	37,520,559
PD Small-Cap Value Index Portfolio Class P *	1,205,210	37,164,921
PD Emerging Markets Index Portfolio Class P *	3,655,267	61,816,004
PD International Large-Cap Index Portfolio Class P *	9,613,969	225,500,426

Total Affiliated Mutual Funds (Cost $2,152,926,042)		2,456,075,745

TOTAL INVESTMENTS - 100.0% (Cost $2,152,926,042)		2,456,075,745

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(910,215)

NET ASSETS - 100.0%		$2,455,165,530

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,456,075,745	$2,456,075,745	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	15,009,440	$166,570,895
PD Aggregate Bond Index Portfolio Class P *	20,352,875	253,862,632
PD High Yield Bond Market Portfolio Class P *	3,049,457	53,543,525
PD Large-Cap Growth Index Portfolio Class P *	5,100,963	339,205,599
PD Large-Cap Value Index Portfolio Class P *	10,890,242	439,923,205
PD Mid-Cap Index Portfolio Class P *	12,484,673	147,469,644
PD Small-Cap Growth Index Portfolio Class P *	1,243,781	45,807,136
PD Small-Cap Value Index Portfolio Class P *	1,474,082	45,456,090
PD Emerging Markets Index Portfolio Class P *	4,307,469	72,845,717
PD International Large-Cap Index Portfolio Class P *	10,629,534	249,321,023

Total Affiliated Mutual Funds (Cost $1,688,562,244)		1,814,005,466

TOTAL INVESTMENTS - 100.0% (Cost $1,688,562,244)		1,814,005,466

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(638,092)

NET ASSETS - 100.0%		$1,813,367,374

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,814,005,466	$1,814,005,466	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	8,450,199	$98,897,855
Diversified Bond Portfolio Class P *	12,249,352	166,859,573
Floating Rate Income Portfolio Class P *	1,208,982	17,383,476
High Yield Bond Portfolio Class P *	5,189,013	52,491,030
Inflation Managed Portfolio Class P *	2,953,009	40,571,365
Intermediate Bond Portfolio Class P *	16,234,513	146,046,119
Managed Bond Portfolio Class P *	13,355,792	194,064,914
Short Duration Bond Portfolio Class P *	12,681,288	137,810,916
Emerging Markets Debt Portfolio Class P *	2,489,984	29,045,802
Dividend Growth Portfolio Class P *	428,799	15,963,597
Equity Index Portfolio Class P *	98,234	10,693,718
Focused Growth Portfolio Class P *	393,703	19,075,829
Growth Portfolio Class P *	353,444	18,995,813
Large-Cap Core Portfolio Class P *	261,321	17,196,463
Large-Cap Growth Portfolio Class P *	812,419	17,260,427
Large-Cap Value Portfolio Class P *	614,809	21,905,234
Mid-Cap Equity Portfolio Class P *	333,109	11,923,909
Mid-Cap Growth Portfolio Class P *	656,424	17,879,788
Mid-Cap Value Portfolio Class P *	619,605	23,812,028
Small-Cap Equity Portfolio Class P *	84,915	2,957,322
Small-Cap Value Portfolio Class P *	94,308	2,951,950
Value Portfolio Class P *	1,098,853	24,245,864
Value Advantage Portfolio Class P *	882,854	20,734,660
Emerging Markets Portfolio Class P *	932,714	17,592,757
International Growth Portfolio Class P *	2,277,341	19,623,048
International Large-Cap Portfolio Class P *	594,873	8,298,738
International Value Portfolio Class P *	453,495	7,701,107

Total Affiliated Mutual Funds (Cost $1,168,032,314)		1,161,983,302

TOTAL INVESTMENTS - 100.0% (Cost $1,168,032,314)		1,161,983,302

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(412,811)

NET ASSETS - 100.0%		$1,161,570,491

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,161,983,302	$1,161,983,302	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	10,005,272	$117,097,822
Diversified Bond Portfolio Class P *	14,580,834	198,618,804
Floating Rate Income Portfolio Class P *	1,142,775	16,431,520
High Yield Bond Portfolio Class P *	4,909,602	49,664,562
Inflation Managed Portfolio Class P *	2,994,695	41,144,097
Intermediate Bond Portfolio Class P *	19,271,209	173,364,319
Managed Bond Portfolio Class P *	15,832,595	230,053,838
Short Duration Bond Portfolio Class P *	16,451,291	178,780,537
Emerging Markets Debt Portfolio Class P *	1,414,115	16,495,739
Dividend Growth Portfolio Class P *	1,241,628	46,224,067
Equity Index Portfolio Class P *	302,880	32,971,382
Focused Growth Portfolio Class P *	770,082	37,312,279
Growth Portfolio Class P *	754,165	40,532,525
Large-Cap Core Portfolio Class P *	743,496	48,926,359
Large-Cap Growth Portfolio Class P *	1,674,506	35,576,083
Large-Cap Value Portfolio Class P *	1,323,317	47,148,927
Mid-Cap Equity Portfolio Class P *	473,944	16,965,239
Mid-Cap Growth Portfolio Class P *	934,281	25,448,127
Mid-Cap Value Portfolio Class P *	881,297	33,869,099
Small-Cap Equity Portfolio Class P *	192,991	6,721,288
Small-Cap Growth Portfolio Class P *	200,025	5,958,430
Small-Cap Index Portfolio Class P *	201,486	5,892,458
Small-Cap Value Portfolio Class P *	214,214	6,705,112
Value Portfolio Class P *	2,480,183	54,724,516
Value Advantage Portfolio Class P *	1,901,172	44,650,839
Emerging Markets Portfolio Class P *	1,773,929	33,459,651
International Growth Portfolio Class P *	3,552,141	30,607,547
International Large-Cap Portfolio Class P *	1,701,098	23,731,061
International Value Portfolio Class P *	2,293,767	38,951,993
Real Estate Portfolio Class P *	523,358	16,852,359

Total Affiliated Mutual Funds (Cost $1,570,415,209)		1,654,880,579

TOTAL INVESTMENTS - 100.0% (Cost $1,570,415,209)		1,654,880,579

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(583,206)

NET ASSETS - 100.0%		$1,654,297,373

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,654,880,579	$1,654,880,579	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	27,951,813	$327,137,175
Diversified Bond Portfolio Class P *	40,379,116	550,040,685
Floating Rate Income Portfolio Class P *	2,455,350	35,304,519
High Yield Bond Portfolio Class P *	17,582,830	177,864,442
Inflation Managed Portfolio Class P *	10,301,994	141,539,010
Intermediate Bond Portfolio Class P *	53,629,290	482,450,540
Managed Bond Portfolio Class P *	44,162,143	641,693,342
Short Duration Bond Portfolio Class P *	64,235,337	698,062,424
Emerging Markets Debt Portfolio Class P *	6,081,215	70,937,725
Dividend Growth Portfolio Class P *	9,430,656	351,089,940
Equity Index Portfolio Class P *	2,408,352	262,172,190
Focused Growth Portfolio Class P *	5,878,325	284,818,739
Growth Portfolio Class P *	5,007,688	269,137,828
Large-Cap Core Portfolio Class P *	5,576,380	366,958,435
Large-Cap Growth Portfolio Class P *	10,816,201	229,797,941
Large-Cap Value Portfolio Class P *	8,244,669	293,752,228
Mid-Cap Equity Portfolio Class P *	2,041,980	73,094,371
Mid-Cap Growth Portfolio Class P *	4,023,088	109,581,594
Mid-Cap Value Portfolio Class P *	3,798,068	145,963,507
Small-Cap Equity Portfolio Class P *	1,247,361	43,441,860
Small-Cap Growth Portfolio Class P *	1,845,466	54,973,652
Small-Cap Index Portfolio Class P *	1,240,100	36,266,704
Small-Cap Value Portfolio Class P *	1,500,432	46,965,007
Value Portfolio Class P *	14,298,867	315,500,340
Value Advantage Portfolio Class P *	11,900,689	279,499,053
Emerging Markets Portfolio Class P *	9,543,920	180,016,368
International Growth Portfolio Class P *	29,301,455	252,480,327
International Large-Cap Portfolio Class P *	10,985,018	153,245,768
International Small-Cap Portfolio Class P *	2,200,694	36,264,764
International Value Portfolio Class P *	10,520,906	178,662,537
Real Estate Portfolio Class P *	2,252,232	72,522,904

Total Affiliated Mutual Funds (Cost $6,502,439,769)		7,161,235,919

TOTAL INVESTMENTS - 100.0% (Cost $6,502,439,769)		7,161,235,919

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,390,173)

NET ASSETS - 100.0%		$7,158,845,746

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$7,161,235,919	$7,161,235,919	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	17,825,631	$208,624,265
Diversified Bond Portfolio Class P *	35,667,242	485,855,957
High Yield Bond Portfolio Class P *	19,696,936	199,250,327
Inflation Managed Portfolio Class P *	9,616,108	132,115,625
Intermediate Bond Portfolio Class P *	41,124,056	369,953,119
Managed Bond Portfolio Class P *	33,642,907	488,844,687
Short Duration Bond Portfolio Class P *	15,061,427	163,676,514
Emerging Markets Debt Portfolio Class P *	5,686,341	66,331,493
Dividend Growth Portfolio Class P *	9,226,349	343,483,879
Equity Index Portfolio Class P *	2,179,197	237,226,485
Focused Growth Portfolio Class P *	7,436,421	360,312,192
Growth Portfolio Class P *	5,200,974	279,525,991
Large-Cap Core Portfolio Class P *	3,595,439	236,600,907
Large-Cap Growth Portfolio Class P *	12,980,150	275,772,587
Large-Cap Value Portfolio Class P *	8,585,739	305,904,350
Mid-Cap Equity Portfolio Class P *	2,993,605	107,158,614
Mid-Cap Growth Portfolio Class P *	7,795,941	212,347,280
Mid-Cap Value Portfolio Class P *	6,053,446	232,639,912
Small-Cap Equity Portfolio Class P *	2,339,241	81,468,805
Small-Cap Growth Portfolio Class P *	1,316,362	39,212,451
Small-Cap Index Portfolio Class P *	1,840,254	53,818,204
Small-Cap Value Portfolio Class P *	2,451,420	76,731,906
Value Portfolio Class P *	13,094,665	288,929,971
Value Advantage Portfolio Class P *	11,817,157	277,537,219
Emerging Markets Portfolio Class P *	8,911,072	168,079,666
International Growth Portfolio Class P *	30,286,288	260,966,280
International Large-Cap Portfolio Class P *	16,590,094	231,439,013
International Small-Cap Portfolio Class P *	6,119,954	100,849,381
International Value Portfolio Class P *	14,755,836	250,578,709
Real Estate Portfolio Class P *	2,905,139	93,546,798

Total Affiliated Mutual Funds (Cost $5,667,936,738)		6,628,782,587

TOTAL INVESTMENTS - 100.0% (Cost $5,667,936,738)		6,628,782,587

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,182,418)

NET ASSETS - 100.0%		$6,626,600,169

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$6,628,782,587	$6,628,782,587	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	3,099,383	$36,273,972
Diversified Bond Portfolio Class P *	4,032,537	54,930,850
High Yield Bond Portfolio Class P *	4,697,346	47,517,424
Inflation Managed Portfolio Class P *	1,138,374	15,640,114
Intermediate Bond Portfolio Class P *	4,699,505	42,276,876
Managed Bond Portfolio Class P *	3,772,525	54,816,275
Short Duration Bond Portfolio Class P *	1,429,797	15,537,987
Emerging Markets Debt Portfolio Class P *	1,360,428	15,869,474
Dividend Growth Portfolio Class P *	2,456,710	91,459,821
Equity Index Portfolio Class P *	580,233	63,163,911
Focused Growth Portfolio Class P *	1,996,489	96,734,593
Growth Portfolio Class P *	1,400,158	75,251,399
Large-Cap Core Portfolio Class P *	957,099	62,982,738
Large-Cap Growth Portfolio Class P *	3,455,903	73,423,145
Large-Cap Value Portfolio Class P *	2,255,222	80,352,105
Mid-Cap Equity Portfolio Class P *	761,080	27,243,515
Mid-Cap Growth Portfolio Class P *	2,138,412	58,246,448
Mid-Cap Value Portfolio Class P *	1,462,538	56,206,793
Small-Cap Equity Portfolio Class P *	739,556	25,756,532
Small-Cap Growth Portfolio Class P *	1,031,864	30,737,676
Small-Cap Index Portfolio Class P *	573,937	16,784,777
Small-Cap Value Portfolio Class P *	829,871	25,975,780
Value Portfolio Class P *	3,447,685	76,072,173
Value Advantage Portfolio Class P *	3,095,411	72,698,693
Emerging Markets Portfolio Class P *	3,845,774	72,538,560
International Growth Portfolio Class P *	8,495,454	73,202,339
International Large-Cap Portfolio Class P *	4,859,887	67,797,527
International Small-Cap Portfolio Class P *	2,939,500	48,439,377
International Value Portfolio Class P *	4,616,509	78,396,019
Real Estate Portfolio Class P *	914,758	29,455,623

Total Affiliated Mutual Funds (Cost $1,308,364,883)		1,585,782,516

TOTAL INVESTMENTS - 100.0% (Cost $1,308,364,883)		1,585,782,516

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(537,383)

NET ASSETS - 100.0%		$1,585,245,133

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,585,782,516	$1,585,782,516	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.6%
Basic Materials - 1.5%
Air Products & Chemicals, Inc. 1.500% due 10/15/25	$350,000	$325,830
BHP Billiton Finance USA Ltd. (Australia) 4.875% due 02/27/26	500,000	503,860
Celanese US Holdings LLC
5.900% due 07/05/24	150,000	150,124
6.050% due 03/15/25	950,000	956,115
DuPont de Nemours, Inc. 4.493% due 11/15/25	750,000	749,404
Eastman Chemical Co. 3.800% due 03/15/25	250,000	243,880
EIDP, Inc. 1.700% due 07/15/25	250,000	234,960
Fibria Overseas Finance Ltd. (Brazil) 4.000% due 01/14/25	250,000	243,675
Freeport-McMoRan, Inc. 4.550% due 11/14/24	350,000	348,388
Linde, Inc. 4.700% due 12/05/25	250,000	251,484
LYB International Finance III LLC 1.250% due 10/01/25	350,000	317,264
Nucor Corp. 2.000% due 06/01/25	250,000	235,264
Nutrien Ltd. (Canada) 5.950% due 11/07/25	570,000	586,544
PPG Industries, Inc. 1.200% due 03/15/26	250,000	224,281
Sherwin-Williams Co.
3.125% due 06/01/24	150,000	146,705
4.250% due 08/08/25	840,000	831,078
Steel Dynamics, Inc. 2.800% due 12/15/24	150,000	143,559
Westlake Corp. 0.875% due 08/15/24	250,000	236,935

		6,729,350

Communications - 6.1%
Alibaba Group Holding Ltd. (China) 3.600% due 11/28/24	1,000,000	977,831
Alphabet, Inc. 0.450% due 08/15/25	750,000	688,241
Amazon.com, Inc.
0.450% due 05/12/24	285,000	273,218
0.800% due 06/03/25	350,000	325,782
2.730% due 04/13/24	200,000	196,060
3.000% due 04/13/25	250,000	243,941
3.800% due 12/05/24	1,750,000	1,735,743
4.600% due 12/01/25	250,000	252,166
4.700% due 11/29/24	1,700,000	1,712,322
5.200% due 12/03/25	250,000	254,771
AT&T, Inc. 5.539% due 02/20/26	1,450,000	1,454,800
Baidu, Inc. (China) 4.125% due 06/30/25	750,000	734,707
Booking Holdings, Inc. 3.650% due 03/15/25	150,000	146,908
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% due 07/23/25	1,250,000	1,238,030
Cisco Systems, Inc.
2.950% due 02/28/26	500,000	483,891
3.500% due 06/15/25	250,000	245,385
Comcast Corp.
3.150% due 03/01/26	500,000	485,119

	Principal Amount	Value
3.375% due 02/15/25	$250,000	$244,983
3.375% due 08/15/25	2,250,000	2,198,873
5.250% due 11/07/25	355,000	362,915
Discovery Communications LLC
3.900% due 11/15/24	200,000	194,478
3.950% due 06/15/25	1,250,000	1,207,143
eBay, Inc.
1.900% due 03/11/25	750,000	709,517
5.900% due 11/22/25	175,000	179,831
Expedia Group, Inc. 5.000% due 02/15/26	250,000	249,068
Fox Corp. 3.050% due 04/07/25	500,000	481,092
Omnicom Group, Inc./Omnicom Capital, Inc. 3.650% due 11/01/24	250,000	245,081
Paramount Global 4.000% due 01/15/26	750,000	725,732
Rogers Communications, Inc. (Canada)
2.950% due 03/15/25 ~	610,000	587,745
3.625% due 12/15/25	250,000	240,844
T-Mobile USA, Inc.
2.250% due 02/15/26	1,000,000	930,961
3.500% due 04/15/25	1,250,000	1,215,729
TCI Communications, Inc. 7.875% due 02/15/26	250,000	272,768
TWDC Enterprises 18 Corp.
3.000% due 02/13/26	250,000	241,764
3.150% due 09/17/25	1,250,000	1,209,279
VeriSign, Inc. 5.250% due 04/01/25	200,000	199,911
Verizon Communications, Inc.
1.450% due 03/20/26	500,000	460,258
3.376% due 02/15/25	750,000	734,978
Vodafone Group PLC (United Kingdom) 4.125% due 05/30/25	750,000	741,966
Walt Disney Co.
1.750% due 08/30/24	1,000,000	962,868
3.350% due 03/24/25	250,000	245,680
Weibo Corp. (China) 3.500% due 07/05/24	250,000	243,387
WPP Finance 2010 (United Kingdom) 3.750% due 09/19/24	500,000	488,312

		27,024,078

Consumer, Cyclical - 7.4%
American Honda Finance Corp.
0.550% due 07/12/24	500,000	474,067
0.750% due 08/09/24	165,000	156,360
1.000% due 09/10/25	350,000	321,470
1.200% due 07/08/25	1,250,000	1,159,113
2.400% due 06/27/24	500,000	485,400
AutoNation, Inc. 3.500% due 11/15/24	250,000	242,088
AutoZone, Inc. 3.625% due 04/15/25	500,000	487,521
Brunswick Corp. 0.850% due 08/18/24	250,000	233,614
Costco Wholesale Corp. 2.750% due 05/18/24	500,000	490,875
Dollar General Corp. 4.250% due 09/20/24	500,000	494,235
Dollar Tree, Inc. 4.000% due 05/15/25	500,000	490,962
DR Horton, Inc.
2.500% due 10/15/24	250,000	239,270
2.600% due 10/15/25	250,000	234,046
General Motors Co. 6.125% due 10/01/25	350,000	356,825
General Motors Financial Co., Inc.
1.200% due 10/15/24	1,115,000	1,044,240
2.750% due 06/20/25	2,500,000	2,368,311

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
2.900% due 02/26/25	$350,000	$334,287
3.500% due 11/07/24	250,000	243,678
3.800% due 04/07/25	130,000	126,474
4.350% due 04/09/25	250,000	244,917
6.050% due 10/10/25	300,000	305,046
Genuine Parts Co. 1.750% due 02/01/25	250,000	236,310
Harley-Davidson, Inc. 3.500% due 07/28/25	250,000	239,015
Hasbro, Inc. 3.000% due 11/19/24	250,000	241,205
Home Depot, Inc.
2.700% due 04/15/25	135,000	130,614
3.350% due 09/15/25	1,000,000	978,678
4.000% due 09/15/25	80,000	79,460
Honda Motor Co. Ltd. (Japan) 2.271% due 03/10/25	165,000	157,787
Hyatt Hotels Corp. 1.800% due 10/01/24	590,000	558,919
Lennar Corp. 4.500% due 04/30/24	350,000	345,913
Lowe’s Cos., Inc.
4.000% due 04/15/25	250,000	246,735
4.400% due 09/08/25	1,055,000	1,050,423
4.800% due 04/01/26	140,000	140,866
Magna International, Inc. (Canada)
3.625% due 06/15/24	250,000	245,670
5.980% due 03/21/26	250,000	252,197
Marriott International, Inc.
3.750% due 03/15/25	150,000	145,999
3.750% due 10/01/25	250,000	241,136
5.750% due 05/01/25	500,000	503,742
McDonald’s Corp.
1.450% due 09/01/25	250,000	232,929
3.700% due 01/30/26	1,250,000	1,229,367
NIKE, Inc. 2.400% due 03/27/25	500,000	484,114
PACCAR Financial Corp.
0.500% due 08/09/24	140,000	132,170
2.850% due 04/07/25	100,000	96,621
3.550% due 08/11/25	850,000	830,949
4.450% due 03/30/26	200,000	200,381
4.950% due 10/03/25	100,000	100,961
PVH Corp. 4.625% due 07/10/25	250,000	244,934
Ralph Lauren Corp. 3.750% due 09/15/25	250,000	244,790
Southwest Airlines Co. 5.250% due 05/04/25	500,000	499,909
Starbucks Corp.
3.800% due 08/15/25	250,000	246,146
4.750% due 02/15/26	845,000	850,323
Tapestry, Inc. 4.250% due 04/01/25	200,000	197,304
Target Corp. 2.250% due 04/15/25	850,000	817,025
Toyota Motor Credit Corp.
0.500% due 06/18/24	250,000	238,004
0.625% due 09/13/24	440,000	415,925
1.450% due 01/13/25	1,650,000	1,562,924
3.000% due 04/01/25	350,000	339,244
3.650% due 08/18/25	620,000	606,562
3.950% due 06/30/25	175,000	172,914
4.400% due 09/20/24	2,250,000	2,244,961
4.800% due 01/10/25	200,000	201,337
5.400% due 11/10/25	100,000	102,627
United Airlines Pass-Through Trust 4.300% due 02/15/27	578,180	555,483
VF Corp. 2.400% due 04/23/25	250,000	235,826
Walgreens Boots Alliance, Inc. 3.800% due 11/18/24	500,000	490,119

	Principal Amount	Value
Walmart, Inc.
2.850% due 07/08/24	$750,000	$733,552
3.300% due 04/22/24	350,000	345,723
3.900% due 09/09/25	870,000	867,853
Warnermedia Holdings, Inc.
3.638% due 03/15/25 ~	250,000	241,653
6.412% due 03/15/26	165,000	165,883
Whirlpool Corp. 3.700% due 05/01/25	350,000	342,439
WW Grainger, Inc. 1.850% due 02/15/25	150,000	142,644

		32,741,064

Consumer, Non-Cyclical - 14.1%
Abbott Laboratories
2.950% due 03/15/25	500,000	488,743
3.875% due 09/15/25	350,000	345,804
AbbVie, Inc.
2.600% due 11/21/24	1,350,000	1,303,398
3.600% due 05/14/25	2,250,000	2,207,983
3.800% due 03/15/25	350,000	344,458
3.850% due 06/15/24	200,000	197,633
Aetna, Inc. 3.500% due 11/15/24	250,000	244,129
Altria Group, Inc.
2.350% due 05/06/25	250,000	237,486
4.400% due 02/14/26	500,000	496,440
AmerisourceBergen Corp. 3.250% due 03/01/25	150,000	145,307
Amgen, Inc.
1.900% due 02/21/25	250,000	236,918
3.125% due 05/01/25	750,000	727,718
5.250% due 03/02/25	70,000	70,805
5.507% due 03/02/26	625,000	627,694
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.650% due 02/01/26	1,100,000	1,080,343
Astrazeneca Finance LLC (United Kingdom) 0.700% due 05/28/24	200,000	191,118
AstraZeneca PLC (United Kingdom) 3.375% due 11/16/25	1,000,000	978,247
Automatic Data Processing, Inc. 3.375% due 09/15/25	250,000	245,230
Avery Dennison Corp. 0.850% due 08/15/24	250,000	236,383
BAT Capital Corp. (United Kingdom) 2.789% due 09/06/24	1,250,000	1,205,716
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	750,000	682,968
Baxalta, Inc. 4.000% due 06/23/25	250,000	244,977
Baxter International, Inc. 1.322% due 11/29/24	600,000	564,932
Becton Dickinson & Co. 3.734% due 12/15/24	750,000	733,650
Biogen, Inc. 4.050% due 09/15/25	850,000	831,107
Boston Scientific Corp. 1.900% due 06/01/25	500,000	472,865
Bristol-Myers Squibb Co. 2.900% due 07/26/24	1,250,000	1,225,808
Brown-Forman Corp. 3.500% due 04/15/25	200,000	195,610
Bunge Ltd. Finance Corp. 1.630% due 08/17/25	250,000	231,434
Campbell Soup Co. 3.950% due 03/15/25	250,000	245,664
Cardinal Health, Inc. 3.079% due 06/15/24	500,000	488,882

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Cigna Group
1.250% due 03/15/26	$250,000	$226,703
3.250% due 04/15/25	750,000	727,031
3.500% due 06/15/24	350,000	343,491
4.125% due 11/15/25	250,000	246,076
4.500% due 02/25/26	250,000	248,969
5.685% due 03/15/26	250,000	251,630
Cintas Corp. No. 2 3.450% due 05/01/25	250,000	244,092
Colgate-Palmolive Co.
3.100% due 08/15/25	50,000	48,757
4.800% due 03/02/26	145,000	148,253
CommonSpirit Health 1.547% due 10/01/25	500,000	460,964
Conagra Brands, Inc. 4.600% due 11/01/25	750,000	740,583
Constellation Brands, Inc.
3.600% due 05/09/24	50,000	49,368
4.400% due 11/15/25	500,000	493,524
4.750% due 11/15/24	150,000	149,914
5.000% due 02/02/26	85,000	85,036
CVS Health Corp.
2.625% due 08/15/24	1,500,000	1,454,690
3.875% due 07/20/25	250,000	245,624
4.100% due 03/25/25	250,000	247,984
5.000% due 02/20/26	705,000	713,280
DH Europe Finance II SARL 2.200% due 11/15/24	600,000	576,256
Diageo Capital PLC (United Kingdom) 1.375% due 09/29/25	750,000	693,428
Elevance Health, Inc.
1.500% due 03/15/26	500,000	456,516
2.375% due 01/15/25	250,000	239,441
4.900% due 02/08/26	1,070,000	1,069,077
5.350% due 10/15/25	145,000	146,360
Eli Lilly & Co. 5.000% due 02/27/26	110,000	111,022
Equifax, Inc.
2.600% due 12/01/24	250,000	239,003
2.600% due 12/15/25	250,000	233,251
GE HealthCare Technologies, Inc. 5.600% due 11/15/25 ~	1,000,000	1,012,655
General Mills, Inc.
4.000% due 04/17/25	500,000	493,496
5.241% due 11/18/25	80,000	80,255
Gilead Sciences, Inc.
3.500% due 02/01/25	1,350,000	1,323,708
3.650% due 03/01/26	500,000	489,708
GlaxoSmithKline Capital, Inc. (United Kingdom) 3.625% due 05/15/25	750,000	739,590
Global Payments, Inc.
1.200% due 03/01/26	350,000	311,566
1.500% due 11/15/24	460,000	433,533
Haleon UK Capital PLC 3.125% due 03/24/25	350,000	338,474
HCA, Inc.
5.250% due 04/15/25	350,000	350,001
5.375% due 02/01/25	1,000,000	1,001,063
5.875% due 02/15/26	1,000,000	1,015,352
Hershey Co. 3.200% due 08/21/25	500,000	485,491
Humana, Inc.
3.850% due 10/01/24	150,000	147,526
5.700% due 03/13/26	900,000	903,705
Illumina, Inc. 5.800% due 12/12/25	350,000	353,497
J M Smucker Co. 3.500% due 03/15/25	250,000	243,971
Johnson & Johnson
0.550% due 09/01/25	750,000	689,926
2.450% due 03/01/26	250,000	240,333
2.625% due 01/15/25	100,000	97,636

	Principal Amount	Value
Keurig Dr Pepper, Inc.
3.400% due 11/15/25	$250,000	$240,276
4.417% due 05/25/25	100,000	98,793
Kroger Co. 3.500% due 02/01/26	350,000	341,455
Laboratory Corp. of America Holdings
3.250% due 09/01/24	250,000	243,719
3.600% due 02/01/25	600,000	584,006
McCormick & Co., Inc. 0.900% due 02/15/26	600,000	537,939
McKesson Corp.
0.900% due 12/03/25	250,000	226,136
5.250% due 02/15/26	1,065,000	1,068,118
Mead Johnson Nutrition Co. (United Kingdom) 4.125% due 11/15/25	250,000	247,028
Merck & Co., Inc.
0.750% due 02/24/26	250,000	229,042
2.750% due 02/10/25	1,250,000	1,222,295
Mondelez International, Inc. 1.500% due 05/04/25	500,000	468,215
Moody’s Corp. 3.750% due 03/24/25	250,000	245,060
Novartis Capital Corp. (Switzerland)
1.750% due 02/14/25	250,000	238,565
3.000% due 11/20/25	1,250,000	1,211,292
3.400% due 05/06/24	250,000	246,881
PayPal Holdings, Inc.
1.650% due 06/01/25	750,000	704,365
2.400% due 10/01/24	185,000	179,278
PeaceHealth Obligated Group 1.375% due 11/15/25	250,000	227,688
PepsiCo, Inc.
2.250% due 03/19/25	1,000,000	965,552
2.750% due 04/30/25	250,000	242,241
2.850% due 02/24/26	500,000	484,190
3.500% due 07/17/25	250,000	246,636
4.550% due 02/13/26	195,000	198,501
PerkinElmer, Inc. 0.850% due 09/15/24	250,000	234,817
Pfizer, Inc. 0.800% due 05/28/25	1,000,000	927,994
Philip Morris International, Inc.
1.500% due 05/01/25	1,250,000	1,169,843
3.375% due 08/11/25	250,000	242,276
4.875% due 02/13/26	800,000	806,349
5.000% due 11/17/25	240,000	241,994
Procter & Gamble Co.
0.550% due 10/29/25	250,000	229,160
2.700% due 02/02/26	500,000	484,133
4.100% due 01/26/26	50,000	50,419
Quanta Services, Inc. 0.950% due 10/01/24	250,000	233,302
Quest Diagnostics, Inc. 3.500% due 03/30/25	250,000	242,410
Reynolds American, Inc. (United Kingdom) 4.450% due 06/12/25	350,000	343,866
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	140,000	138,311
Stryker Corp.
1.150% due 06/15/25	500,000	462,137
3.375% due 11/01/25	250,000	241,220
3.500% due 03/15/26	250,000	242,555
Sysco Corp. 3.750% due 10/01/25	250,000	243,482
Thermo Fisher Scientific, Inc. 1.215% due 10/18/24	1,000,000	949,531
Tyson Foods, Inc. 3.950% due 08/15/24	1,250,000	1,234,030
Unilever Capital Corp. (United Kingdom) 0.626% due 08/12/24	165,000	156,050

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
UnitedHealth Group, Inc.
0.550% due 05/15/24	$165,000	$157,426
3.100% due 03/15/26	350,000	338,555
3.750% due 07/15/25	250,000	247,087
5.000% due 10/15/24	125,000	125,914
5.150% due 10/15/25	1,305,000	1,330,481
Verisk Analytics, Inc. 4.000% due 06/15/25	250,000	244,229
Zimmer Biomet Holdings, Inc.
1.450% due 11/22/24	180,000	170,205
3.550% due 04/01/25	750,000	727,783
Zoetis, Inc. 5.400% due 11/14/25	595,000	605,361

		62,689,450

Energy - 5.4%
Boardwalk Pipelines LP 4.950% due 12/15/24	500,000	497,207
BP Capital Markets America, Inc.
3.410% due 02/11/26	750,000	731,273
3.796% due 09/21/25	250,000	248,152
Canadian Natural Resources Ltd. (Canada)
2.050% due 07/15/25	250,000	233,730
3.900% due 02/01/25	500,000	489,994
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/25	500,000	503,806
Chevron Corp.
1.554% due 05/11/25	1,000,000	943,432
3.326% due 11/17/25	250,000	245,367
Chevron USA, Inc.
0.687% due 08/12/25	250,000	229,549
3.900% due 11/15/24	350,000	348,894
Columbia Pipeline Group, Inc. 4.500% due 06/01/25	250,000	246,933
ConocoPhillips Co.
2.400% due 03/07/25	200,000	192,088
3.350% due 11/15/24	500,000	490,018
Continental Resources, Inc. 3.800% due 06/01/24	285,000	279,422
Devon Energy Corp. 5.850% due 12/15/25	500,000	508,327
Enbridge, Inc. (Canada)
2.500% due 01/15/25	250,000	239,656
2.500% due 02/14/25	540,000	517,406
3.500% due 06/10/24	250,000	244,806
5.969% due 03/08/26	180,000	180,556
Energy Transfer LP
2.900% due 05/15/25	250,000	238,375
4.050% due 03/15/25	500,000	490,639
4.750% due 01/15/26	750,000	741,180
5.950% due 12/01/25	250,000	254,112
Enterprise Products Operating LLC
3.750% due 02/15/25	200,000	196,223
5.050% due 01/10/26	555,000	563,001
EOG Resources, Inc. 4.150% due 01/15/26	250,000	247,730
EQT Corp.
5.678% due 10/01/25	60,000	59,884
6.125% due 02/01/25	500,000	503,474
Exxon Mobil Corp.
2.709% due 03/06/25	1,000,000	971,395
2.992% due 03/19/25	500,000	487,054
3.043% due 03/01/26	850,000	825,492
Halliburton Co. 3.800% due 11/15/25	250,000	245,094
Hess Corp. 3.500% due 07/15/24	250,000	244,338
Kinder Morgan, Inc. 4.300% due 06/01/25	1,100,000	1,083,930
Marathon Petroleum Corp. 4.700% due 05/01/25	750,000	748,874
MPLX LP

	Principal Amount	Value
1.750% due 03/01/26	$250,000	$228,291
4.875% due 12/01/24	500,000	497,102
4.875% due 06/01/25	500,000	496,610
ONEOK, Inc. 2.200% due 09/15/25	1,000,000	927,409
Ovintiv Exploration, Inc. 5.375% due 01/01/26	250,000	250,620
Phillips 66 1.300% due 02/15/26	500,000	453,038
Pioneer Natural Resources Co. 5.100% due 03/29/26	240,000	241,123
Plains All American Pipeline LP/PAA Finance Corp. 3.600% due 11/01/24	850,000	828,584
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	1,150,000	1,157,763
Shell International Finance BV (Netherlands)
2.000% due 11/07/24	350,000	336,538
3.250% due 05/11/25	850,000	831,208
TotalEnergies Capital International SA (France) 2.434% due 01/10/25	350,000	338,516
TransCanada PipeLines Ltd. (Canada)
1.000% due 10/12/24	400,000	375,232
6.203% due 03/09/26	250,000	251,812
Transcontinental Gas Pipe Line Co. LLC 7.850% due 02/01/26	250,000	267,947
Williams Cos., Inc.
3.900% due 01/15/25	1,350,000	1,324,195
5.400% due 03/02/26	175,000	178,389

		24,255,788

Financial - 45.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650% due 10/29/24	1,435,000	1,343,312
1.750% due 10/29/24	285,000	265,725
3.500% due 01/15/25	685,000	654,488
6.500% due 07/15/25	250,000	252,012
Air Lease Corp.
0.800% due 08/18/24	85,000	79,323
2.300% due 02/01/25	650,000	615,734
2.875% due 01/15/26	750,000	699,816
3.375% due 07/01/25	250,000	238,380
Aircastle Ltd. 4.125% due 05/01/24	10,000	9,796
Alexandria Real Estate Equities, Inc. REIT 3.450% due 04/30/25	250,000	240,113
Allied World Assurance Co. Holdings Ltd. 4.350% due 10/29/25	250,000	242,519
Allstate Corp. 0.750% due 12/15/25	250,000	224,715
Ally Financial, Inc.
5.125% due 09/30/24	350,000	338,923
5.800% due 05/01/25	250,000	241,589
American Express Co.
2.250% due 03/04/25	160,000	152,506
3.000% due 10/30/24	250,000	242,193
3.375% due 05/03/24	1,525,000	1,495,508
3.950% due 08/01/25	2,250,000	2,207,731
4.900% due 02/13/26	45,000	45,451
American International Group, Inc. 2.500% due 06/30/25	583,000	551,866
American Tower Corp. REIT
1.300% due 09/15/25	250,000	228,991
3.375% due 05/15/24	400,000	391,698
4.400% due 02/15/26	500,000	493,198
Ameriprise Financial, Inc.
3.000% due 04/02/25	250,000	240,616
3.700% due 10/15/24	250,000	244,792
Aon Global Ltd. 3.875% due 12/15/25	1,250,000	1,220,119

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Ares Capital Corp.
3.250% due 07/15/25	$250,000	$228,634
4.200% due 06/10/24	1,000,000	967,013
4.250% due 03/01/25	500,000	472,857
Australia & New Zealand Banking Group Ltd. (Australia)
3.700% due 11/16/25	250,000	243,904
5.088% due 12/08/25	250,000	252,168
AvalonBay Communities, Inc. REIT 3.500% due 11/15/24	250,000	241,654
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.125% due 09/18/25	250,000	225,370
5.862% due 09/14/26	200,000	198,418
Banco Santander SA (Spain)
1.849% due 03/25/26	200,000	179,590
2.746% due 05/28/25	250,000	235,975
3.496% due 03/24/25	1,200,000	1,155,208
3.892% due 05/24/24	200,000	195,664
5.147% due 08/18/25	1,310,000	1,287,088
Bank of America Corp.
0.976% due 04/22/25	1,250,000	1,191,486
0.981% due 09/25/25	1,500,000	1,400,633
1.319% due 06/19/26	3,700,000	3,384,951
1.530% due 12/06/25	350,000	327,486
2.456% due 10/22/25	500,000	476,315
3.366% due 01/23/26	2,750,000	2,646,864
3.384% due 04/02/26	350,000	335,817
3.841% due 04/25/25	500,000	491,070
3.875% due 08/01/25	500,000	489,042
4.000% due 01/22/25	1,000,000	977,748
4.200% due 08/26/24	250,000	245,772
4.450% due 03/03/26	1,000,000	977,448
4.827% due 07/22/26	2,150,000	2,126,941
5.080% due 01/20/27	200,000	199,528
Bank of Montreal (Canada)
0.625% due 07/09/24	285,000	269,570
0.949% due 01/22/27	500,000	446,964
1.500% due 01/10/25	145,000	136,431
1.850% due 05/01/25	250,000	234,242
3.700% due 06/07/25	1,610,000	1,564,862
4.250% due 09/14/24	150,000	148,225
5.200% due 12/12/24	900,000	901,557
Bank of New York Mellon Corp.
0.500% due 04/26/24	250,000	237,906
0.850% due 10/25/24	200,000	186,561
3.350% due 04/25/25	200,000	192,765
3.430% due 06/13/25	1,200,000	1,172,564
4.414% due 07/24/26	1,490,000	1,470,974
Bank of Nova Scotia (Canada)
0.650% due 07/31/24	2,135,000	2,013,466
0.700% due 04/15/24	250,000	238,541
1.450% due 01/10/25	190,000	178,206
3.450% due 04/11/25	1,120,000	1,086,874
4.500% due 12/16/25	250,000	245,291
4.750% due 02/02/26	580,000	577,791
5.250% due 12/06/24	165,000	165,456
Barclays PLC (United Kingdom)
2.852% due 05/07/26	1,500,000	1,402,028
3.650% due 03/16/25	250,000	239,164
3.932% due 05/07/25	750,000	729,993
4.375% due 09/11/24	1,500,000	1,446,164
4.375% due 01/12/26	250,000	241,541
7.325% due 11/02/26	250,000	256,259
Berkshire Hathaway, Inc. 3.125% due 03/15/26	750,000	730,961
Blackstone Private Credit Fund
2.350% due 11/22/24	200,000	186,084
2.700% due 01/15/25	115,000	105,988
4.700% due 03/24/25	200,000	191,783
7.050% due 09/29/25 ~	600,000	592,383
BNP Paribas SA (France) 4.250% due 10/15/24	250,000	242,143

	Principal Amount	Value
Boston Properties LP REIT
3.200% due 01/15/25	$350,000	$325,000
3.650% due 02/01/26	500,000	457,464
BPCE SA (France) 4.000% due 04/15/24	350,000	342,384
Brandywine Operating Partnership LP REIT 4.100% due 10/01/24	250,000	230,704
Brixmor Operating Partnership LP REIT 3.850% due 02/01/25	150,000	144,029
Brookfield Corp. (Canada) 4.000% due 01/15/25	350,000	343,832
Canadian Imperial Bank of Commerce (Canada)
0.950% due 10/23/25	250,000	226,445
1.000% due 10/18/24	150,000	140,860
2.250% due 01/28/25	750,000	713,170
3.300% due 04/07/25	35,000	33,904
3.945% due 08/04/25	700,000	680,695
Capital One Financial Corp.
2.636% due 03/03/26	435,000	403,348
3.200% due 02/05/25	500,000	470,275
3.300% due 10/30/24	750,000	716,473
4.166% due 05/09/25	150,000	145,382
4.200% due 10/29/25	1,000,000	933,170
4.985% due 07/24/26	150,000	144,716
Capital One NA 2.280% due 01/28/26	750,000	691,907
Charles Schwab Corp.
0.900% due 03/11/26	1,000,000	877,952
3.625% due 04/01/25	200,000	192,354
3.850% due 05/21/25	250,000	240,673
Chubb INA Holdings, Inc.
3.150% due 03/15/25	400,000	390,551
3.350% due 05/15/24	250,000	245,998
Citigroup, Inc.
0.981% due 05/01/25	850,000	807,913
1.122% due 01/28/27	2,500,000	2,230,316
1.281% due 11/03/25	650,000	607,645
3.106% due 04/08/26	500,000	478,357
3.290% due 03/17/26	2,750,000	2,637,399
3.300% due 04/27/25	2,000,000	1,931,172
3.352% due 04/24/25	250,000	243,760
4.140% due 05/24/25	160,000	157,233
4.400% due 06/10/25	1,000,000	975,518
5.610% due 09/29/26	750,000	756,100
Citizens Bank NA 6.064% due 10/24/25	250,000	235,415
CME Group, Inc. 3.000% due 03/15/25	150,000	145,469
CNA Financial Corp. 4.500% due 03/01/26	350,000	346,791
CNO Financial Group, Inc. 5.250% due 05/30/25	250,000	247,586
Commonwealth Bank of Australia (Australia) 5.316% due 03/13/26	500,000	508,793
Cooperatieve Rabobank UA (Netherlands)
1.375% due 01/10/25	100,000	94,001
3.875% due 08/22/24	835,000	822,602
4.375% due 08/04/25	1,000,000	968,101
Corebridge Financial, Inc. 3.500% due 04/04/25 ~	500,000	480,694
Credit Suisse AG (Switzerland)
3.625% due 09/09/24	250,000	238,192
3.700% due 02/21/25	1,875,000	1,782,056
4.750% due 08/09/24	750,000	727,725
Credit Suisse Group AG (Switzerland) 3.750% due 03/26/25	250,000	230,617
Crown Castle, Inc. REIT
3.200% due 09/01/24	250,000	242,947
4.450% due 02/15/26	500,000	493,775
Deutsche Bank AG (Germany)
0.898% due 05/28/24	1,650,000	1,549,769
1.447% due 04/01/25	250,000	232,677

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
3.700% due 05/30/24	$750,000	$712,300
3.961% due 11/26/25	250,000	236,694
4.162% due 05/13/25	1,000,000	954,757
6.119% due 07/14/26	165,000	159,894
Discover Financial Services
3.950% due 11/06/24	1,000,000	954,272
4.500% due 01/30/26	250,000	241,318
EPR Properties REIT 4.500% due 04/01/25	200,000	193,254
Equinix, Inc. REIT
1.000% due 09/15/25	350,000	317,141
2.625% due 11/18/24	500,000	481,529
Fifth Third Bancorp 2.375% due 01/28/25	250,000	232,758
Fifth Third Bank NA
3.950% due 07/28/25	500,000	470,973
5.852% due 10/27/25	320,000	315,640
First-Citizens Bank & Trust Co. 2.969% due 09/27/25	500,000	454,633
FS KKR Capital Corp.
1.650% due 10/12/24	200,000	184,075
4.125% due 02/01/25	500,000	473,393
4.625% due 07/15/24	250,000	241,930
GLP Capital LP/GLP Financing II, Inc. REIT 5.250% due 06/01/25	350,000	342,131
Goldman Sachs BDC, Inc. 3.750% due 02/10/25	250,000	237,638
Goldman Sachs Group, Inc.
0.855% due 02/12/26	2,000,000	1,832,081
1.093% due 12/09/26	250,000	224,060
3.272% due 09/29/25	1,500,000	1,456,126
3.500% due 04/01/25	350,000	340,045
3.750% due 05/22/25	500,000	485,851
3.750% due 02/25/26	250,000	243,207
3.850% due 07/08/24	500,000	490,267
4.250% due 10/21/25	250,000	242,797
5.700% due 11/01/24	3,885,000	3,914,780
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	250,000	239,992
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26	1,850,000	1,690,863
2.099% due 06/04/26	250,000	229,765
2.633% due 11/07/25	1,850,000	1,751,656
2.999% due 03/10/26	200,000	188,797
4.180% due 12/09/25	2,500,000	2,429,936
4.250% due 08/18/25	250,000	237,979
4.292% due 09/12/26	500,000	479,203
7.336% due 11/03/26	200,000	207,710
HSBC USA, Inc.
3.750% due 05/24/24	200,000	195,117
5.625% due 03/17/25	250,000	250,689
Huntington National Bank 4.008% due 05/16/25	1,000,000	958,161
ING Groep NV (Netherlands)
3.550% due 04/09/24	250,000	244,795
3.869% due 03/28/26	750,000	725,834
Intercontinental Exchange, Inc.
3.650% due 05/23/25	95,000	92,958
3.750% due 12/01/25	1,000,000	970,862
JPMorgan Chase & Co.
0.768% due 08/09/25	315,000	295,944
0.824% due 06/01/25	2,755,000	2,612,134
0.969% due 06/23/25	750,000	710,902
1.045% due 11/19/26	2,250,000	2,009,764
1.561% due 12/10/25	250,000	234,622
2.083% due 04/22/26	2,300,000	2,153,379
2.301% due 10/15/25	250,000	239,192
2.595% due 02/24/26	500,000	474,164
3.845% due 06/14/25	400,000	392,449
3.960% due 01/29/27	500,000	485,963
4.080% due 04/26/26	350,000	343,829
5.546% due 12/15/25	4,500,000	4,533,255

	Principal Amount	Value
7.750% due 07/15/25	$250,000	$264,228
KeyBank NA
4.150% due 08/08/25	250,000	236,590
4.700% due 01/26/26	1,000,000	960,714
KeyCorp 3.878% due 05/23/25	45,000	43,399
Kilroy Realty LP REIT 3.450% due 12/15/24	750,000	675,012
Kimco Realty OP LLC REIT 3.300% due 02/01/25	150,000	144,346
Lazard Group LLC 3.750% due 02/13/25	250,000	243,319
Lloyds Banking Group PLC (United Kingdom)
3.511% due 03/18/26	200,000	190,464
3.870% due 07/09/25	1,750,000	1,701,938
4.450% due 05/08/25	250,000	243,356
4.500% due 11/04/24	250,000	242,448
4.650% due 03/24/26	350,000	332,624
4.716% due 08/11/26	200,000	194,871
Main Street Capital Corp. 5.200% due 05/01/24	250,000	244,699
Manufacturers & Traders Trust Co.
4.650% due 01/27/26	250,000	235,632
5.400% due 11/21/25	250,000	241,658
Manulife Financial Corp. (Canada) 4.150% due 03/04/26	250,000	246,272
Marsh & McLennan Cos., Inc. 3.500% due 03/10/25	250,000	243,683
Mastercard, Inc. 2.000% due 03/03/25	750,000	718,069
MetLife, Inc. 3.600% due 11/13/25	500,000	489,587
Mid-America Apartments LP REIT 3.750% due 06/15/24	250,000	245,727
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.962% due 10/11/25	350,000	326,180
1.412% due 07/17/25	1,750,000	1,605,846
2.193% due 02/25/25	250,000	235,696
2.801% due 07/18/24	500,000	482,583
4.788% due 07/18/25	200,000	198,142
5.063% due 09/12/25	1,200,000	1,192,460
5.719% due 02/20/26	1,500,000	1,504,900
Mizuho Financial Group, Inc. (Japan)
2.555% due 09/13/25	1,000,000	955,198
2.651% due 05/22/26	350,000	330,058
Morgan Stanley
0.790% due 05/30/25	2,000,000	1,894,081
0.864% due 10/21/25	1,500,000	1,392,337
0.985% due 12/10/26	250,000	223,031
1.164% due 10/21/25	2,555,000	2,387,624
2.188% due 04/28/26	1,000,000	938,779
3.620% due 04/17/25	300,000	294,655
3.875% due 01/27/26	500,000	488,287
4.000% due 07/23/25	4,250,000	4,162,815
4.679% due 07/17/26	345,000	340,766
5.050% due 01/28/27	300,000	299,399
6.138% due 10/16/26	750,000	764,825
National Australia Bank Ltd. (Australia)
3.375% due 01/14/26	1,000,000	968,037
4.966% due 01/12/26	250,000	252,459
5.132% due 11/22/24	250,000	251,734
National Bank of Canada (Canada) 5.250% due 01/17/25	800,000	799,188
Natwest Group PLC (United Kingdom)
5.847% due 03/02/27	500,000	501,747
7.472% due 11/10/26	750,000	775,797
Nomura Holdings, Inc. (Japan)
1.851% due 07/16/25	250,000	228,960
2.648% due 01/16/25	850,000	805,813
5.709% due 01/09/26	500,000	501,817
Northern Trust Corp. 3.950% due 10/30/25	250,000	239,565

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Oaktree Specialty Lending Corp. 3.500% due 02/25/25	$150,000	$142,708
Old Republic International Corp. 4.875% due 10/01/24	150,000	148,079
Omega Healthcare Investors, Inc. REIT 4.500% due 01/15/25	400,000	383,578
Owl Rock Capital Corp.
4.000% due 03/30/25	350,000	326,643
5.250% due 04/15/24	350,000	340,746
PNC Bank NA
2.500% due 08/27/24	2,000,000	1,922,214
3.875% due 04/10/25	250,000	241,893
PNC Financial Services Group, Inc.
4.758% due 01/26/27	90,000	88,954
5.671% due 10/28/25	200,000	200,248
Prudential Financial, Inc. 1.500% due 03/10/26	500,000	456,431
Radian Group, Inc. 6.625% due 03/15/25	250,000	249,180
Realty Income Corp. 5.050% due 01/13/26	1,045,000	1,042,006
Realty Income Corp. REIT 3.875% due 04/15/25	200,000	195,063
Royal Bank of Canada (Canada)
0.650% due 07/29/24	200,000	188,991
0.750% due 10/07/24	500,000	468,949
1.150% due 06/10/25	250,000	230,135
1.600% due 01/21/25	2,650,000	2,499,265
3.375% due 04/14/25	250,000	242,711
3.970% due 07/26/24	150,000	148,027
4.650% due 01/27/26	1,000,000	985,810
4.875% due 01/12/26	200,000	200,478
Santander Holdings USA, Inc.
3.500% due 06/07/24	500,000	485,525
4.260% due 06/09/25	150,000	144,945
4.500% due 07/17/25	250,000	239,026
5.807% due 09/09/26	60,000	59,020
Santander UK Group Holdings PLC (United Kingdom)
1.532% due 08/21/26	750,000	669,760
6.833% due 11/21/26	700,000	709,667
Simon Property Group LP REIT
3.375% due 10/01/24	350,000	341,959
3.500% due 09/01/25	750,000	723,774
SITE Centers Corp. REIT 3.625% due 02/01/25	250,000	236,745
Sixth Street Specialty Lending, Inc. 3.875% due 11/01/24	350,000	334,037
Sumitomo Mitsui Banking Corp. (Japan) 3.400% due 07/11/24	250,000	245,427
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.474% due 07/08/25	1,000,000	916,339
2.448% due 09/27/24	350,000	335,612
3.784% due 03/09/26	250,000	241,978
5.464% due 01/13/26	1,785,000	1,803,223
Synchrony Bank 5.400% due 08/22/25	250,000	234,701
Synchrony Financial
4.250% due 08/15/24	750,000	709,394
4.875% due 06/13/25	130,000	120,474
Toronto-Dominion Bank (Canada)
0.750% due 09/11/25	250,000	225,488
1.150% due 06/12/25	250,000	230,227
1.250% due 12/13/24	130,000	122,105
2.650% due 06/12/24	1,500,000	1,458,610
4.285% due 09/13/24	2,700,000	2,669,858
5.103% due 01/09/26	200,000	201,350
Truist Bank
2.150% due 12/06/24	400,000	377,077
2.636% due 09/17/29	1,500,000	1,409,167
3.625% due 09/16/25	250,000	238,652
Truist Financial Corp.
1.200% due 08/05/25	250,000	224,975

	Principal Amount	Value
1.267% due 03/02/27	$250,000	$220,446
2.500% due 08/01/24	250,000	239,085
3.700% due 06/05/25	350,000	333,866
4.260% due 07/28/26	1,200,000	1,157,873
5.900% due 10/28/26	110,000	109,772
US Bancorp
3.600% due 09/11/24	2,000,000	1,935,787
5.727% due 10/21/26	95,000	95,500
US Bank NA
2.050% due 01/21/25	500,000	471,387
2.800% due 01/27/25	350,000	335,165
Ventas Realty LP REIT
2.650% due 01/15/25	350,000	333,760
4.125% due 01/15/26	500,000	485,442
Visa, Inc. 3.150% due 12/14/25	1,500,000	1,458,202
Vornado Realty LP REIT 3.500% due 01/15/25	250,000	226,168
Wells Fargo & Co.
0.805% due 05/19/25	310,000	294,507
2.164% due 02/11/26	2,000,000	1,882,710
2.188% due 04/30/26	250,000	234,465
2.406% due 10/30/25	750,000	713,176
3.000% due 02/19/25	500,000	481,877
3.550% due 09/29/25	1,750,000	1,683,901
3.908% due 04/25/26	295,000	286,549
4.540% due 08/15/26	1,650,000	1,621,116
Welltower OP LLC REIT 4.000% due 06/01/25	500,000	485,936
Western Union Co. 2.850% due 01/10/25	250,000	238,754
Westpac Banking Corp. (Australia)
1.019% due 11/18/24	135,000	126,987
2.350% due 02/19/25	600,000	575,756
2.894% due 02/04/30	1,500,000	1,407,617
3.735% due 08/26/25	250,000	244,721
5.350% due 10/18/24	500,000	503,743
Willis North America, Inc. 3.600% due 05/15/24	150,000	147,867
WP Carey, Inc. REIT 4.000% due 02/01/25	500,000	484,654

		201,735,290

Industrial - 6.9%
3M Co.
2.000% due 02/14/25	250,000	238,261
3.000% due 08/07/25	500,000	480,975
Amcor Flexibles North America, Inc. 4.000% due 05/17/25	350,000	342,957
Amphenol Corp. 4.750% due 03/30/26	255,000	256,177
Arrow Electronics, Inc.
3.250% due 09/08/24	350,000	340,191
6.125% due 03/01/26	100,000	100,262
Berry Global, Inc. 1.570% due 01/15/26	250,000	227,123
Boeing Co.
2.196% due 02/04/26	2,500,000	2,320,641
2.850% due 10/30/24	150,000	144,929
4.875% due 05/01/25	1,500,000	1,497,687
Burlington Northern Santa Fe LLC
3.000% due 04/01/25	350,000	340,215
7.000% due 12/15/25	250,000	265,320
Canadian Pacific Railway Co. (Canada)
1.350% due 12/02/24	725,000	683,379
2.900% due 02/01/25	150,000	144,545
Carlisle Cos., Inc. 3.500% due 12/01/24	150,000	146,718
Carrier Global Corp. 2.242% due 02/15/25	350,000	334,138

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Caterpillar Financial Services Corp.
0.450% due 05/17/24	$150,000	$143,223
0.600% due 09/13/24	300,000	283,712
0.800% due 11/13/25	250,000	228,229
3.400% due 05/13/25	1,250,000	1,225,017
3.650% due 08/12/25	200,000	196,482
4.800% due 01/06/26	1,625,000	1,652,532
4.900% due 01/17/25	200,000	201,236
5.400% due 03/10/25	200,000	203,829
CNH Industrial Capital LLC
1.875% due 01/15/26	250,000	230,524
3.950% due 05/23/25	95,000	92,579
5.450% due 10/14/25	65,000	65,776
CSX Corp. 3.400% due 08/01/24	250,000	244,605
Flex Ltd. 3.750% due 02/01/26	600,000	576,492
General Dynamics Corp.
3.250% due 04/01/25	600,000	584,198
3.500% due 05/15/25	250,000	245,244
Hexcel Corp. 4.950% due 08/15/25	250,000	245,445
Honeywell International, Inc.
1.350% due 06/01/25	850,000	798,042
4.850% due 11/01/24	100,000	100,702
John Deere Capital Corp.
0.450% due 06/07/24	165,000	157,174
0.625% due 09/10/24	70,000	66,286
1.250% due 01/10/25	120,000	113,671
2.050% due 01/09/25	1,000,000	963,239
2.125% due 03/07/25	65,000	62,098
2.650% due 06/24/24	500,000	487,647
3.400% due 06/06/25	555,000	544,069
3.450% due 03/13/25	150,000	147,628
4.550% due 10/11/24	110,000	110,075
4.800% due 01/09/26	165,000	167,608
5.050% due 03/03/26	600,000	610,568
5.150% due 03/03/25	100,000	101,311
Johnson Controls International PLC 3.625% due 07/02/24	500,000	491,878
Keysight Technologies, Inc. 4.550% due 10/30/24	250,000	247,463
L3Harris Technologies, Inc. 3.832% due 04/27/25	500,000	487,229
Legrand France SA (France) 8.500% due 02/15/25	100,000	107,121
Lennox International, Inc. 1.350% due 08/01/25	250,000	229,191
Lockheed Martin Corp. 3.550% due 01/15/26	500,000	495,479
Northrop Grumman Corp. 2.930% due 01/15/25	100,000	96,876
Otis Worldwide Corp. 2.056% due 04/05/25	500,000	472,187
Owens Corning 4.200% due 12/01/24	150,000	148,541
Packaging Corp. of America 3.650% due 09/15/24	100,000	98,409
Parker-Hannifin Corp. 3.650% due 06/15/24	715,000	704,478
Raytheon Technologies Corp.
3.950% due 08/16/25	250,000	247,215
5.000% due 02/27/26	805,000	817,596
Regal Rexnord Corp. 6.050% due 02/15/26 ~	500,000	502,710
Republic Services, Inc.
0.875% due 11/15/25	500,000	451,473
2.500% due 08/15/24	350,000	339,168
Ryder System, Inc.
3.350% due 09/01/25	250,000	238,824
4.625% due 06/01/25	500,000	493,514
Stanley Black & Decker, Inc.
3.400% due 03/01/26	250,000	239,538

	Principal Amount	Value
6.272% due 03/06/26	$750,000	$759,103
TD SYNNEX Corp. 1.250% due 08/09/24	250,000	234,043
Teledyne Technologies, Inc. 0.950% due 04/01/24	200,000	191,759
Trane Technologies Luxembourg Finance SA 3.500% due 03/21/26	250,000	242,717
Tyco Electronics Group SA (Switzerland) 4.500% due 02/13/26	620,000	621,522
Union Pacific Corp.
2.750% due 03/01/26	750,000	716,286
3.250% due 08/15/25	250,000	243,016
4.750% due 02/21/26	65,000	65,822
United Parcel Service, Inc. 3.900% due 04/01/25	750,000	740,904
Vulcan Materials Co. 5.800% due 03/01/26	165,000	166,592
Waste Management, Inc. 0.750% due 11/15/25	500,000	455,108
WRKCo, Inc.
3.750% due 03/15/25	250,000	242,656
4.650% due 03/15/26	250,000	247,734

		30,548,911

Technology - 7.1%
Adobe, Inc. 3.250% due 02/01/25	250,000	245,123
Analog Devices, Inc. 2.950% due 04/01/25	200,000	193,374
Apple, Inc.
0.550% due 08/20/25	350,000	322,603
1.125% due 05/11/25	2,500,000	2,347,321
2.500% due 02/09/25	1,350,000	1,309,554
2.750% due 01/13/25	500,000	487,210
3.200% due 05/13/25	350,000	343,442
3.250% due 02/23/26	500,000	489,382
3.450% due 05/06/24	1,500,000	1,482,871
Applied Materials, Inc. 3.900% due 10/01/25	250,000	246,962
Broadcom, Inc. 3.150% due 11/15/25	500,000	478,649
CDW LLC/CDW Finance Corp. 4.125% due 05/01/25	250,000	242,800
Dell International LLC/EMC Corp.
4.000% due 07/15/24	500,000	493,411
5.850% due 07/15/25	500,000	508,427
Fidelity National Information Services, Inc.
1.150% due 03/01/26	500,000	445,334
4.500% due 07/15/25	110,000	108,838
Fiserv, Inc.
2.750% due 07/01/24	350,000	339,694
3.850% due 06/01/25	750,000	734,797
Genpact Luxembourg SARL 3.375% due 12/01/24	250,000	242,434
Hewlett Packard Enterprise Co.
4.900% due 10/15/25	1,100,000	1,098,708
6.102% due 04/01/26	250,000	252,344
HP, Inc. 2.200% due 06/17/25	500,000	471,467
Intel Corp.
3.400% due 03/25/25	1,750,000	1,720,007
4.875% due 02/10/26	920,000	932,120
International Business Machines Corp.
3.000% due 05/15/24	1,300,000	1,276,247
4.000% due 07/27/25	900,000	890,255
4.500% due 02/06/26	250,000	249,663
7.000% due 10/30/25	250,000	265,117
Intuit, Inc. 0.950% due 07/15/25	250,000	231,013

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
KLA Corp. 4.650% due 11/01/24	$250,000	$249,509
Lam Research Corp.
3.750% due 03/15/26	250,000	245,940
3.800% due 03/15/25	250,000	245,830
Microchip Technology, Inc. 4.250% due 09/01/25	350,000	344,764
Micron Technology, Inc. 4.975% due 02/06/26	350,000	349,371
Microsoft Corp.
2.700% due 02/12/25	250,000	243,636
3.125% due 11/03/25	1,500,000	1,463,573
NetApp, Inc. 1.875% due 06/22/25	600,000	559,753
NVIDIA Corp. 0.584% due 06/14/24	750,000	716,346
NXP BV/NXP Funding LLC (China) 5.350% due 03/01/26	750,000	752,428
Oracle Corp.
1.650% due 03/25/26	500,000	459,563
2.500% due 04/01/25	350,000	335,239
2.950% due 11/15/24	1,950,000	1,894,597
2.950% due 05/15/25	500,000	481,546
5.800% due 11/10/25	1,070,000	1,097,207
QUALCOMM, Inc. 3.450% due 05/20/25	750,000	736,467
Roper Technologies, Inc. 1.000% due 09/15/25	250,000	228,737
Salesforce, Inc. 0.625% due 07/15/24	345,000	327,785
Take-Two Interactive Software, Inc. 3.550% due 04/14/25	500,000	487,212
Texas Instruments, Inc.
1.375% due 03/12/25	150,000	141,690
4.700% due 11/18/24	50,000	50,466
VMware, Inc.
1.000% due 08/15/24	155,000	146,332
4.500% due 05/15/25	750,000	740,894
Western Digital Corp. 4.750% due 02/15/26	500,000	480,370
Xilinx, Inc. 2.950% due 06/01/24	350,000	341,968

		31,570,390

Utilities - 4.8%
Ameren Corp. 2.500% due 09/15/24	500,000	480,523
Appalachian Power Co. 3.400% due 06/01/25	500,000	484,588
Avangrid, Inc.
3.150% due 12/01/24	250,000	242,465
3.200% due 04/15/25	350,000	335,236
Berkshire Hathaway Energy Co.
3.500% due 02/01/25	250,000	245,862
4.050% due 04/15/25	200,000	199,035
Black Hills Corp. 1.037% due 08/23/24	135,000	127,108
Constellation Energy Generation LLC 3.250% due 06/01/25	250,000	241,169
Dominion Energy, Inc.
3.071% due 08/15/24	750,000	727,918
3.300% due 03/15/25	150,000	144,908
DTE Energy Co.
1.050% due 06/01/25	1,250,000	1,149,477
4.220% due 11/01/24	150,000	148,406
Duke Energy Corp.
0.900% due 09/15/25	750,000	683,130
3.750% due 04/15/24	250,000	247,177
5.000% due 12/08/25	90,000	90,675
Eastern Energy Gas Holdings LLC 2.500% due 11/15/24	750,000	723,022

	Principal Amount	Value
Edison International 4.700% due 08/15/25	$100,000	$98,688
Emera US Finance LP (Canada) 0.833% due 06/15/24	350,000	329,878
Entergy Corp. 0.900% due 09/15/25	350,000	315,366
Entergy Louisiana LLC
0.950% due 10/01/24	145,000	136,675
5.400% due 11/01/24	750,000	755,465
Evergy, Inc. 2.450% due 09/15/24	500,000	479,255
Eversource Energy
0.800% due 08/15/25	250,000	227,495
2.900% due 10/01/24	500,000	482,460
4.200% due 06/27/24	110,000	108,989
Exelon Corp. 3.950% due 06/15/25	250,000	244,408
Florida Power & Light Co. 2.850% due 04/01/25	350,000	339,513
Iberdrola International BV (Spain) 5.810% due 03/15/25	250,000	254,931
ITC Holdings Corp. 3.650% due 06/15/24	350,000	343,337
National Fuel Gas Co. 5.200% due 07/15/25	250,000	249,974
National Rural Utilities Cooperative Finance Corp.
1.000% due 10/18/24	315,000	296,611
1.875% due 02/07/25	200,000	189,791
4.450% due 03/13/26	565,000	564,396
5.450% due 10/30/25	100,000	101,928
NextEra Energy Capital Holdings, Inc.
4.255% due 09/01/24	150,000	148,678
4.450% due 06/20/25	1,370,000	1,361,583
6.051% due 03/01/25	1,340,000	1,363,879
NiSource, Inc. 0.950% due 08/15/25	750,000	682,799
Oncor Electric Delivery Co. LLC 2.950% due 04/01/25	750,000	725,275
Pacific Gas and Electric Co.
2.950% due 03/01/26	250,000	232,811
3.150% due 01/01/26	250,000	233,489
3.400% due 08/15/24	750,000	729,125
4.950% due 06/08/25	50,000	49,445
Pinnacle West Capital Corp. 1.300% due 06/15/25	250,000	230,531
Public Service Enterprise Group, Inc. 2.875% due 06/15/24	500,000	486,580
Puget Energy, Inc. 3.650% due 05/15/25	250,000	241,647
Sempra Energy 3.300% due 04/01/25	245,000	237,273
Southern California Edison Co.
0.975% due 08/01/24	525,000	496,973
1.200% due 02/01/26	750,000	675,582
4.200% due 06/01/25	65,000	64,262
Southern California Gas Co. 3.200% due 06/15/25	250,000	242,779
Southern Co. 4.475% due 08/01/24	165,000	163,107
Southern Power Co. 0.900% due 01/15/26	250,000	225,455
Virginia Electric & Power Co. 3.150% due 01/15/26	500,000	484,224
WEC Energy Group, Inc.
4.750% due 01/09/26	135,000	135,140
5.000% due 09/27/25	530,000	530,551

		21,531,047

Total Corporate Bonds & Notes (Cost $443,755,616)		438,825,368

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 2.0%
Money Market Funds - 2.0%
BlackRock Liquidity Funds: T-Fund Institutional Shares 4.700%	9,072,686	$9,072,686

Total Short-Term Investment (Cost $9,072,686)		9,072,686

TOTAL INVESTMENTS - 100.6% (Cost $452,828,302)		447,898,054

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(2,677,365)

NET ASSETS - 100.0%		$445,220,689

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$438,825,368	$-	$438,825,368	$-
	Short-Term Investments	9,072,686	9,072,686	-	-

	Total	$447,898,054	$9,072,686	$438,825,368	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.0%
Basic Materials - 0.6%
Air Products & Chemicals, Inc.
3.350% due 07/31/24	$100,000	$98,420
4.800% due 03/03/33	100,000	102,852
Albemarle Corp.
5.050% due 06/01/32	100,000	97,753
5.450% due 12/01/44	50,000	47,496
ArcelorMittal SA (Luxembourg) 6.550% due 11/29/27	200,000	208,208
BHP Billiton Finance USA Ltd. (Australia) 5.000% due 09/30/43	500,000	506,975
Celanese US Holdings LLC
1.400% due 08/05/26	25,000	21,518
6.165% due 07/15/27	250,000	251,781
Dow Chemical Co.
2.100% due 11/15/30	250,000	208,742
3.600% due 11/15/50	250,000	187,397
4.250% due 10/01/34	141,000	131,278
4.800% due 05/15/49	65,000	57,859
DuPont de Nemours, Inc.
4.493% due 11/15/25	350,000	349,722
4.725% due 11/15/28	150,000	151,491
5.319% due 11/15/38	65,000	65,516
5.419% due 11/15/48	75,000	75,177
Eastman Chemical Co.
3.800% due 03/15/25	100,000	97,552
4.650% due 10/15/44	50,000	43,506
4.800% due 09/01/42	100,000	89,332
Ecolab, Inc.
1.650% due 02/01/27	100,000	90,708
2.125% due 02/01/32	100,000	83,564
2.700% due 12/15/51	100,000	66,596
Fibria Overseas Finance Ltd. (Brazil) 5.500% due 01/17/27	50,000	50,245
Freeport-McMoRan, Inc.
4.125% due 03/01/28	150,000	141,381
4.625% due 08/01/30	100,000	94,573
5.450% due 03/15/43	100,000	93,652
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	125,939
Huntsman International LLC 4.500% due 05/01/29	45,000	42,300
International Paper Co.
4.350% due 08/15/48	54,000	46,917
6.000% due 11/15/41	200,000	208,498
Linde, Inc.
1.100% due 08/10/30	50,000	39,941
2.000% due 08/10/50	30,000	17,863
4.700% due 12/05/25	100,000	100,594
LYB International Finance III LLC
1.250% due 10/01/25	20,000	18,129
2.250% due 10/01/30	25,000	20,673
3.375% due 10/01/40	30,000	22,250
3.625% due 04/01/51	40,000	28,496
3.800% due 10/01/60	30,000	20,640
4.200% due 05/01/50	300,000	235,059
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	61,429
Mosaic Co. 5.450% due 11/15/33	163,000	164,040
NewMarket Corp. 2.700% due 03/18/31	100,000	83,309
Newmont Corp.
2.250% due 10/01/30	65,000	54,635
2.600% due 07/15/32	100,000	83,753
5.875% due 04/01/35	100,000	105,690

	Principal Amount	Value
Nucor Corp.
2.000% due 06/01/25	$250,000	$235,264
2.979% due 12/15/55	25,000	16,689
Nutrien Ltd. (Canada)
2.950% due 05/13/30	50,000	44,051
4.200% due 04/01/29	55,000	53,041
5.250% due 01/15/45	139,000	132,311
5.950% due 11/07/25	35,000	36,016
PPG Industries, Inc.
1.200% due 03/15/26	70,000	62,799
2.800% due 08/15/29	50,000	44,522
Reliance Steel & Aluminum Co. 1.300% due 08/15/25	40,000	36,775
Rio Tinto Finance USA Ltd. (Australia)
2.750% due 11/02/51	50,000	34,544
7.125% due 07/15/28	50,000	56,384
Rio Tinto Finance USA PLC (Australia) 4.750% due 03/22/42	200,000	195,613
RPM International, Inc. 5.250% due 06/01/45	50,000	45,707
Sherwin-Williams Co.
3.125% due 06/01/24	25,000	24,451
3.450% due 06/01/27	60,000	57,438
3.950% due 01/15/26	150,000	146,105
4.000% due 12/15/42	50,000	41,203
4.500% due 06/01/47	29,000	25,609
Southern Copper Corp. (Mexico)
5.250% due 11/08/42	150,000	143,715
7.500% due 07/27/35	50,000	58,292
Steel Dynamics, Inc.
1.650% due 10/15/27	10,000	8,592
2.400% due 06/15/25	15,000	14,160
3.250% due 01/15/31	40,000	35,633
3.250% due 10/15/50	20,000	14,001
Suzano Austria GmbH (Brazil)
2.500% due 09/15/28	40,000	34,080
3.125% due 01/15/32	40,000	32,761
3.750% due 01/15/31	125,000	108,878
Teck Resources Ltd. (Canada) 3.900% due 07/15/30	250,000	229,871
Vale Overseas Ltd. (Brazil) 6.875% due 11/21/36	150,000	156,936
Westlake Corp. 4.375% due 11/15/47	100,000	80,174

		7,099,064

Communications - 2.4%
Alibaba Group Holding Ltd. (China)
2.700% due 02/09/41	350,000	235,393
3.600% due 11/28/24	200,000	195,566
Alphabet, Inc.
0.800% due 08/15/27	150,000	131,603
1.900% due 08/15/40	150,000	105,271
1.998% due 08/15/26	200,000	187,448
2.250% due 08/15/60	150,000	92,632
Amazon.com, Inc.
0.450% due 05/12/24	45,000	43,140
0.800% due 06/03/25	565,000	525,905
1.000% due 05/12/26	100,000	90,711
1.500% due 06/03/30	85,000	70,702
1.650% due 05/12/28	100,000	88,704
2.100% due 05/12/31	100,000	85,521
2.500% due 06/03/50	40,000	27,146
2.700% due 06/03/60	300,000	197,257
2.875% due 05/12/41	100,000	78,843
3.000% due 04/13/25	400,000	390,306
3.100% due 05/12/51	100,000	75,852
3.250% due 05/12/61	100,000	73,808
3.300% due 04/13/27	150,000	145,242
3.600% due 04/13/32	200,000	190,109
3.875% due 08/22/37	195,000	181,637

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
3.950% due 04/13/52	$150,000	$133,297
4.050% due 08/22/47	70,000	63,597
4.100% due 04/13/62	100,000	88,140
4.250% due 08/22/57	100,000	91,236
4.550% due 12/01/27	100,000	101,564
4.600% due 12/01/25	100,000	100,867
4.650% due 12/01/29	500,000	510,988
4.700% due 12/01/32	100,000	102,573
5.200% due 12/03/25	50,000	50,954
America Movil SAB de CV (Mexico)
2.875% due 05/07/30	200,000	176,577
6.375% due 03/01/35	125,000	137,600
AT&T, Inc.
1.650% due 02/01/28	300,000	263,666
2.250% due 02/01/32	165,000	134,962
2.550% due 12/01/33	250,000	201,228
2.750% due 06/01/31	100,000	86,221
3.500% due 06/01/41	200,000	158,012
3.500% due 09/15/53	597,000	434,197
3.550% due 09/15/55	433,000	311,359
3.650% due 06/01/51	350,000	265,503
3.650% due 09/15/59	121,000	86,619
3.800% due 12/01/57	200,000	148,821
3.850% due 06/01/60	45,000	33,783
4.250% due 03/01/27	100,000	99,270
4.300% due 12/15/42	393,000	342,353
4.350% due 03/01/29	150,000	146,930
4.350% due 06/15/45	177,000	151,835
4.500% due 05/15/35	90,000	84,351
4.550% due 03/09/49	100,000	87,373
4.850% due 03/01/39	70,000	65,774
5.350% due 09/01/40	161,000	159,847
5.539% due 02/20/26	300,000	300,993
Baidu, Inc. (China)
1.625% due 02/23/27	200,000	176,747
2.375% due 08/23/31	200,000	163,617
Bell Telephone Co. of Canada or Bell Canada (Canada)
2.150% due 02/15/32	40,000	32,768
3.200% due 02/15/52	20,000	14,078
3.650% due 08/15/52	70,000	54,207
4.464% due 04/01/48	65,000	57,232
Booking Holdings, Inc.
3.600% due 06/01/26	50,000	48,792
4.625% due 04/13/30	200,000	199,950
British Telecommunications PLC (United Kingdom)
5.125% due 12/04/28	200,000	202,026
9.625% due 12/15/30	50,000	62,367
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/41	60,000	41,226
3.750% due 02/15/28	100,000	92,939
3.850% due 04/01/61	335,000	209,294
3.900% due 06/01/52	175,000	115,891
4.200% due 03/15/28	200,000	189,409
4.400% due 12/01/61	100,000	68,434
4.800% due 03/01/50	350,000	267,116
4.908% due 07/23/25	150,000	148,564
5.125% due 07/01/49	100,000	79,259
5.375% due 05/01/47	50,000	41,302
6.384% due 10/23/35	70,000	69,799
6.484% due 10/23/45	165,000	156,499
6.834% due 10/23/55	50,000	48,651
Cisco Systems, Inc. 2.950% due 02/28/26	50,000	48,389
Comcast Corp.
1.500% due 02/15/31	700,000	562,429
1.950% due 01/15/31	140,000	116,562
2.350% due 01/15/27	40,000	37,284
2.450% due 08/15/52	100,000	62,580
2.800% due 01/15/51	55,000	37,204
2.987% due 11/01/63	101,000	65,607
3.300% due 02/01/27	100,000	96,511
3.400% due 07/15/46	55,000	42,727

	Principal Amount	Value
3.700% due 04/15/24	$85,000	$84,007
3.750% due 04/01/40	155,000	133,264
3.950% due 10/15/25	350,000	346,213
3.999% due 11/01/49	211,000	177,500
4.000% due 08/15/47	100,000	84,950
4.049% due 11/01/52	97,000	81,770
4.150% due 10/15/28	95,000	94,023
4.250% due 10/15/30	420,000	411,755
4.400% due 08/15/35	77,000	74,552
4.600% due 10/15/38	85,000	82,364
4.700% due 10/15/48	325,000	308,009
4.750% due 03/01/44	300,000	284,922
4.950% due 10/15/58	80,000	77,587
5.350% due 11/15/27	65,000	67,715
Corning, Inc.
4.375% due 11/15/57	100,000	84,753
4.700% due 03/15/37	50,000	47,858
5.350% due 11/15/48	100,000	98,578
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	226,191
Discovery Communications LLC
3.450% due 03/15/25	100,000	96,113
3.625% due 05/15/30	250,000	221,875
3.950% due 03/20/28	60,000	56,303
4.000% due 09/15/55	118,000	78,413
5.200% due 09/20/47	30,000	24,888
eBay, Inc.
1.900% due 03/11/25	50,000	47,301
2.700% due 03/11/30	100,000	87,690
3.600% due 06/05/27	50,000	47,729
5.900% due 11/22/25	70,000	71,933
Expedia Group, Inc. 3.800% due 02/15/28	50,000	47,407
Fox Corp.
3.050% due 04/07/25	150,000	144,328
5.576% due 01/25/49	200,000	191,380
Interpublic Group of Cos., Inc.
2.400% due 03/01/31	100,000	83,078
3.375% due 03/01/41	70,000	52,780
JD.com, Inc. (China) 4.125% due 01/14/50	200,000	155,000
Juniper Networks, Inc. 3.750% due 08/15/29	100,000	92,756
Meta Platforms, Inc.
3.500% due 08/15/27	200,000	193,257
3.850% due 08/15/32	200,000	187,330
4.450% due 08/15/52	200,000	176,177
4.650% due 08/15/62	200,000	176,956
Motorola Solutions, Inc.
2.750% due 05/24/31	100,000	82,645
4.600% due 02/23/28	100,000	98,745
Omnicom Group, Inc. 2.600% due 08/01/31	100,000	84,994
Omnicom Group, Inc./Omnicom Capital, Inc. 3.600% due 04/15/26	50,000	48,558
Orange SA (France)
5.375% due 01/13/42	150,000	154,223
9.000% due 03/01/31	50,000	62,804
Paramount Global
2.900% due 01/15/27	50,000	45,595
3.375% due 02/15/28	55,000	49,867
4.200% due 05/19/32	300,000	257,523
4.375% due 03/15/43	70,000	49,806
5.900% due 10/15/40	50,000	44,522
6.875% due 04/30/36	100,000	101,722
7.875% due 07/30/30	100,000	109,516
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27 ~	65,000	61,203
3.800% due 03/15/32 ~	65,000	58,396
4.300% due 02/15/48	85,000	68,080
4.350% due 05/01/49	75,000	60,826

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
4.500% due 03/15/43	$25,000	$21,157
4.550% due 03/15/52 ~	100,000	82,341
5.000% due 03/15/44	100,000	90,324
T-Mobile USA, Inc.
2.250% due 11/15/31	50,000	40,968
2.400% due 03/15/29	25,000	21,792
2.550% due 02/15/31	300,000	254,405
2.700% due 03/15/32	55,000	46,362
3.000% due 02/15/41	20,000	14,844
3.300% due 02/15/51	50,000	35,609
3.400% due 10/15/52	150,000	108,146
3.500% due 04/15/25	200,000	194,517
3.600% due 11/15/60	220,000	157,131
3.750% due 04/15/27	500,000	480,955
3.875% due 04/15/30	300,000	281,731
4.500% due 04/15/50	200,000	174,349
4.950% due 03/15/28	60,000	60,605
5.050% due 07/15/33	160,000	160,870
5.200% due 01/15/33	130,000	132,672
5.650% due 01/15/53	65,000	66,649
5.800% due 09/15/62	95,000	98,570
Telefonica Emisiones SA (Spain)
5.213% due 03/08/47	150,000	131,399
7.045% due 06/20/36	150,000	165,832
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	293,171
TELUS Corp. (Canada)
3.400% due 05/13/32	50,000	43,833
4.600% due 11/16/48	100,000	89,098
Thomson Reuters Corp. (Canada)
5.650% due 11/23/43	150,000	144,998
5.850% due 04/15/40	25,000	24,905
Time Warner Cable LLC
5.875% due 11/15/40	150,000	136,119
6.550% due 05/01/37	100,000	98,666
6.750% due 06/15/39	50,000	49,299
7.300% due 07/01/38	150,000	155,802
VeriSign, Inc. 2.700% due 06/15/31	80,000	67,882
Verizon Communications, Inc.
0.850% due 11/20/25	100,000	91,077
1.450% due 03/20/26	40,000	36,821
1.500% due 09/18/30	90,000	72,914
1.750% due 01/20/31	100,000	80,703
2.100% due 03/22/28	60,000	53,472
2.355% due 03/15/32	500,000	410,440
2.550% due 03/21/31	140,000	119,325
2.650% due 11/20/40	450,000	321,665
2.850% due 09/03/41	45,000	32,997
2.875% due 11/20/50	100,000	66,614
2.987% due 10/30/56	383,000	249,472
3.000% due 11/20/60	90,000	57,821
3.150% due 03/22/30	500,000	455,725
3.376% due 02/15/25	200,000	195,994
3.400% due 03/22/41	580,000	461,696
3.550% due 03/22/51	55,000	42,031
3.700% due 03/22/61	45,000	33,629
4.000% due 03/22/50	250,000	208,439
4.125% due 03/16/27	300,000	297,546
4.272% due 01/15/36	57,000	52,908
4.329% due 09/21/28	250,000	247,254
Vodafone Group PLC (United Kingdom)
5.125% due 06/19/59	100,000	91,498
5.625% due 02/10/53	175,000	173,037
6.150% due 02/27/37	150,000	160,584
7.875% due 02/15/30	50,000	58,401
Walt Disney Co.
1.750% due 08/30/24	50,000	48,143
1.750% due 01/13/26	70,000	65,646
2.000% due 09/01/29	35,000	30,395
2.650% due 01/13/31	310,000	274,043
2.750% due 09/01/49	45,000	31,340

	Principal Amount	Value
3.350% due 03/24/25	$350,000	$343,952
3.375% due 11/15/26	200,000	194,312
3.600% due 01/13/51	200,000	162,706
4.700% due 03/23/50	200,000	195,715
5.400% due 10/01/43	100,000	105,497
6.400% due 12/15/35	39,000	44,886
6.650% due 11/15/37	150,000	178,157
Weibo Corp. (China) 3.375% due 07/08/30	200,000	162,834

		28,215,166

Consumer, Cyclical - 1.5%
Advance Auto Parts, Inc. 1.750% due 10/01/27	20,000	17,285
American Airlines Pass-Through Trust Class AA 3.200% due 06/15/28	107,925	97,046
American Honda Finance Corp.
0.750% due 08/09/24	65,000	61,596
1.200% due 07/08/25	50,000	46,364
1.500% due 01/13/25	150,000	142,005
2.000% due 03/24/28	45,000	39,969
2.250% due 01/12/29	150,000	132,561
Aptiv PLC
3.100% due 12/01/51	200,000	127,017
4.400% due 10/01/46	100,000	79,097
AutoNation, Inc. 4.500% due 10/01/25	100,000	97,809
AutoZone, Inc.
1.650% due 01/15/31	85,000	67,730
3.750% due 06/01/27	100,000	96,812
4.750% due 02/01/33	65,000	64,262
Best Buy Co., Inc. 4.450% due 10/01/28	50,000	49,414
BorgWarner, Inc. 2.650% due 07/01/27	25,000	22,931
Choice Hotels International, Inc. 3.700% due 12/01/29	25,000	22,475
Continental Airlines Pass-Through Trust Class A 4.000% due 10/29/24	16,561	16,016
Costco Wholesale Corp.
1.375% due 06/20/27	200,000	179,431
1.750% due 04/20/32	200,000	164,568
Cummins, Inc.
0.750% due 09/01/25	35,000	31,990
1.500% due 09/01/30	100,000	81,877
2.600% due 09/01/50	100,000	65,352
Darden Restaurants, Inc. 3.850% due 05/01/27	130,000	125,860
Delta Air Lines Pass- Through Trust Class AA
2.000% due 06/10/28	42,526	37,476
3.204% due 04/25/24	25,000	24,490
Dick’s Sporting Goods, Inc. 3.150% due 01/15/32	300,000	246,747
Dollar General Corp.
3.875% due 04/15/27	50,000	48,802
4.150% due 11/01/25	25,000	24,564
Dollar Tree, Inc.
2.650% due 12/01/31	100,000	83,856
4.200% due 05/15/28	45,000	43,846
DR Horton, Inc. 1.300% due 10/15/26	85,000	75,073
General Motors Co.
4.200% due 10/01/27	50,000	48,022
5.400% due 10/15/29	250,000	247,990
5.400% due 04/01/48	50,000	42,999
6.125% due 10/01/25	250,000	254,875
6.250% due 10/02/43	100,000	96,266
6.750% due 04/01/46	25,000	25,321

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
General Motors Financial Co., Inc.
1.250% due 01/08/26	$500,000	$450,445
2.700% due 06/10/31	100,000	80,190
3.500% due 11/07/24	100,000	97,471
3.600% due 06/21/30	350,000	306,931
3.950% due 04/13/24	100,000	98,552
4.000% due 10/06/26	50,000	47,874
4.300% due 04/06/29	100,000	93,040
5.000% due 04/09/27	60,000	59,332
Hasbro, Inc.
3.500% due 09/15/27	30,000	28,297
3.900% due 11/19/29	100,000	91,121
Home Depot, Inc.
1.375% due 03/15/31	300,000	240,215
2.125% due 09/15/26	100,000	93,817
2.375% due 03/15/51	200,000	126,056
2.700% due 04/15/30	300,000	270,998
3.000% due 04/01/26	25,000	24,250
3.250% due 04/15/32	65,000	59,365
3.350% due 09/15/25	45,000	44,040
3.500% due 09/15/56	55,000	42,973
3.625% due 04/15/52	250,000	201,536
3.900% due 12/06/28	40,000	39,425
4.200% due 04/01/43	300,000	271,987
4.500% due 12/06/48	100,000	94,267
5.875% due 12/16/36	75,000	83,690
Honda Motor Co. Ltd. (Japan) 2.271% due 03/10/25	250,000	239,071
Hyatt Hotels Corp. 4.850% due 03/15/26	25,000	24,869
JetBlue Pass-Through Trust 4.000% due 11/15/32	13,037	11,984
Lear Corp.
2.600% due 01/15/32	100,000	78,374
3.550% due 01/15/52	100,000	65,795
Leggett & Platt, Inc. 3.800% due 11/15/24	50,000	49,153
Lowe’s Cos., Inc.
1.300% due 04/15/28	20,000	17,192
1.700% due 09/15/28	25,000	21,639
1.700% due 10/15/30	20,000	16,181
2.625% due 04/01/31	100,000	85,518
2.800% due 09/15/41	50,000	35,501
3.000% due 10/15/50	15,000	9,976
3.500% due 04/01/51	50,000	35,839
3.650% due 04/05/29	35,000	33,153
3.700% due 04/15/46	250,000	191,495
3.750% due 04/01/32	200,000	184,894
4.250% due 04/01/52	50,000	41,080
4.450% due 04/01/62	250,000	204,364
4.500% due 04/15/30	250,000	247,168
5.150% due 07/01/33	300,000	302,990
Magna International, Inc. (Canada)
4.150% due 10/01/25	25,000	24,480
5.980% due 03/21/26	200,000	201,757
Marriott International, Inc.
2.750% due 10/15/33	150,000	121,547
3.125% due 06/15/26	200,000	189,076
3.500% due 10/15/32	40,000	35,096
McDonald’s Corp.
3.375% due 05/26/25	100,000	97,780
3.500% due 03/01/27	50,000	48,503
3.500% due 07/01/27	300,000	290,749
3.600% due 07/01/30	100,000	94,918
3.700% due 02/15/42	200,000	165,770
3.800% due 04/01/28	25,000	24,550
4.200% due 04/01/50	150,000	132,463
4.450% due 09/01/48	10,000	9,297
4.875% due 07/15/40	10,000	9,748
Mercedes-Benz Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	63,350
NIKE, Inc.

	Principal Amount	Value
2.850% due 03/27/30	$350,000	$321,888
3.375% due 11/01/46	200,000	164,937
3.625% due 05/01/43	25,000	21,637
O’Reilly Automotive, Inc.
4.350% due 06/01/28	100,000	99,166
4.700% due 06/15/32	50,000	49,383
PACCAR Financial Corp.
1.100% due 05/11/26	70,000	63,335
2.000% due 02/04/27	70,000	64,238
3.150% due 06/13/24	30,000	29,421
3.550% due 08/11/25	100,000	97,759
PulteGroup, Inc. 5.500% due 03/01/26	200,000	200,703
Ralph Lauren Corp. 3.750% due 09/15/25	50,000	48,958
Ross Stores, Inc.
0.875% due 04/15/26	100,000	89,041
1.875% due 04/15/31	100,000	80,742
Southwest Airlines Co. 5.250% due 05/04/25	180,000	179,967
Starbucks Corp.
2.450% due 06/15/26	50,000	46,966
3.500% due 03/01/28	100,000	95,581
3.500% due 11/15/50	200,000	155,444
3.550% due 08/15/29	100,000	95,284
3.750% due 12/01/47	35,000	28,207
4.300% due 06/15/45	35,000	31,231
4.450% due 08/15/49	100,000	90,252
4.800% due 02/15/33	70,000	70,691
Tapestry, Inc. 4.125% due 07/15/27	23,000	21,973
Target Corp.
1.950% due 01/15/27	250,000	231,289
2.250% due 04/15/25	150,000	144,181
2.950% due 01/15/52	200,000	144,824
3.375% due 04/15/29	100,000	95,791
4.800% due 01/15/53	35,000	34,420
Toyota Motor Credit Corp.
0.500% due 06/18/24	200,000	190,404
0.800% due 10/16/25	50,000	45,615
1.125% due 06/18/26	200,000	180,462
1.150% due 08/13/27	120,000	104,807
1.800% due 02/13/25	50,000	47,584
1.900% due 04/06/28	100,000	89,038
2.150% due 02/13/30	100,000	87,820
3.050% due 03/22/27	200,000	189,905
3.200% due 01/11/27	100,000	95,804
3.950% due 06/30/25	175,000	172,914
4.700% due 01/12/33	300,000	305,520
United Airlines Pass-Through Trust Class A
2.700% due 05/01/32	221,131	186,850
4.000% due 04/11/26	62,984	59,467
5.875% due 10/15/27	67,908	67,794
United Airlines Pass-Through Trust Class AA
2.875% due 10/07/28	110,354	98,487
3.100% due 07/07/28	35,489	32,030
Walgreens Boots Alliance, Inc. 3.450% due 06/01/26	30,000	28,664
Walmart, Inc.
1.050% due 09/17/26	150,000	135,317
1.800% due 09/22/31	300,000	253,918
2.500% due 09/22/41	250,000	189,328
2.650% due 12/15/24	100,000	97,391
2.650% due 09/22/51	200,000	145,218
2.850% due 07/08/24	90,000	88,026
3.050% due 07/08/26	65,000	62,999
3.250% due 07/08/29	80,000	76,314
3.300% due 04/22/24	300,000	296,334
Warnermedia Holdings, Inc.
3.638% due 03/15/25 ~	300,000	289,983
4.279% due 03/15/32 ~	300,000	268,056
5.050% due 03/15/42 ~	300,000	251,201
5.141% due 03/15/52 ~	400,000	324,538

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Whirlpool Corp.
2.400% due 05/15/31	$5,000	$4,096
4.600% due 05/15/50	50,000	41,723
4.700% due 05/14/32	30,000	28,812
4.750% due 02/26/29	60,000	59,402
WW Grainger, Inc.
1.850% due 02/15/25	25,000	23,774
3.750% due 05/15/46	50,000	41,586
4.600% due 06/15/45	20,000	19,072

		16,958,548

Consumer, Non-Cyclical - 4.4%
Abbott Laboratories
2.950% due 03/15/25	100,000	97,749
3.750% due 11/30/26	227,000	225,531
4.750% due 11/30/36	100,000	103,977
4.900% due 11/30/46	100,000	102,969
6.150% due 11/30/37	25,000	28,943
AbbVie, Inc.
2.600% due 11/21/24	80,000	77,238
2.950% due 11/21/26	455,000	433,220
3.200% due 05/14/26	100,000	96,611
3.200% due 11/21/29	175,000	162,471
3.600% due 05/14/25	175,000	171,732
3.800% due 03/15/25	70,000	68,892
4.050% due 11/21/39	70,000	62,618
4.250% due 11/21/49	300,000	265,013
4.300% due 05/14/36	50,000	47,034
4.400% due 11/06/42	125,000	114,341
4.500% due 05/14/35	160,000	155,185
4.625% due 10/01/42	100,000	91,927
4.700% due 05/14/45	50,000	46,889
4.750% due 03/15/45	330,000	311,672
Adventist Health System 3.630% due 03/01/49	15,000	11,190
Advocate Health & Hospitals Corp. 3.387% due 10/15/49	50,000	37,703
Aetna, Inc.
3.500% due 11/15/24	100,000	97,651
3.875% due 08/15/47	30,000	23,853
4.125% due 11/15/42	100,000	84,665
Altria Group, Inc.
2.350% due 05/06/25	75,000	71,246
3.400% due 05/06/30	50,000	44,500
3.400% due 02/04/41	250,000	177,063
4.400% due 02/14/26	13,000	12,907
4.450% due 05/06/50	75,000	56,061
4.500% due 05/02/43	100,000	80,119
4.800% due 02/14/29	300,000	297,804
5.800% due 02/14/39	65,000	63,557
5.950% due 02/14/49	75,000	71,068
AmerisourceBergen Corp.
3.400% due 05/15/24	100,000	98,063
3.450% due 12/15/27	50,000	47,369
Amgen, Inc.
1.900% due 02/21/25	35,000	33,168
2.200% due 02/21/27	35,000	32,272
2.300% due 02/25/31	200,000	168,409
2.450% due 02/21/30	50,000	43,612
2.770% due 09/01/53	311,000	199,202
3.200% due 11/02/27	50,000	47,300
3.350% due 02/22/32	145,000	130,958
3.375% due 02/21/50	250,000	188,176
3.625% due 05/22/24	100,000	98,618
4.200% due 03/01/33	200,000	191,824
4.400% due 05/01/45	100,000	88,370
5.150% due 03/02/28	100,000	102,155
5.150% due 11/15/41	174,000	169,335
5.250% due 03/02/25	35,000	35,403
5.250% due 03/02/30	100,000	102,313

	Principal Amount	Value
5.250% due 03/02/33	$290,000	$298,104
5.507% due 03/02/26	40,000	40,172
5.600% due 03/02/43	45,000	46,397
5.650% due 03/02/53	280,000	291,681
5.750% due 03/02/63	395,000	410,335
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.650% due 02/01/26	750,000	736,598
4.700% due 02/01/36	525,000	523,145
4.900% due 02/01/46	750,000	733,908
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.625% due 02/01/44	300,000	283,779
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.500% due 06/01/30	350,000	330,206
4.000% due 04/13/28	80,000	79,144
4.375% due 04/15/38	35,000	33,268
4.439% due 10/06/48	200,000	182,726
4.600% due 04/15/48	50,000	47,237
4.750% due 01/23/29	55,000	56,198
4.900% due 01/23/31	65,000	67,005
5.450% due 01/23/39	65,000	68,326
5.550% due 01/23/49	100,000	107,367
5.800% due 01/23/59	45,000	49,477
Archer-Daniels-Midland Co.
2.700% due 09/15/51	250,000	173,446
2.900% due 03/01/32	45,000	40,006
4.500% due 08/15/33	200,000	200,352
Ascension Health 3.945% due 11/15/46	70,000	61,092
Astrazeneca Finance LLC (United Kingdom)
1.200% due 05/28/26	35,000	31,894
2.250% due 05/28/31	20,000	17,218
4.875% due 03/03/28	150,000	154,410
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30	300,000	244,696
3.000% due 05/28/51	15,000	11,423
3.125% due 06/12/27	100,000	95,410
3.375% due 11/16/25	100,000	97,825
4.000% due 09/18/42	25,000	22,808
4.375% due 11/16/45	25,000	24,052
6.450% due 09/15/37	100,000	118,073
Automatic Data Processing, Inc.
1.250% due 09/01/30	40,000	32,814
1.700% due 05/15/28	40,000	35,720
3.375% due 09/15/25	25,000	24,523
Avery Dennison Corp.
2.650% due 04/30/30	30,000	25,641
5.750% due 03/15/33	100,000	104,104
Banner Health
1.897% due 01/01/31	40,000	32,771
2.913% due 01/01/51	50,000	33,966
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28	325,000	278,877
2.726% due 03/25/31	250,000	202,827
2.789% due 09/06/24	35,000	33,760
3.215% due 09/06/26	50,000	47,140
3.222% due 08/15/24	100,000	97,024
3.462% due 09/06/29	50,000	44,244
3.557% due 08/15/27	100,000	93,028
4.390% due 08/15/37	70,000	57,177
4.700% due 04/02/27	200,000	196,447
4.758% due 09/06/49	50,000	38,425
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	25,000	22,766
Baxalta, Inc.
4.000% due 06/23/25	15,000	14,699
5.250% due 06/23/45	9,000	8,862
Baxter International, Inc.
1.322% due 11/29/24	400,000	376,621
1.915% due 02/01/27	100,000	89,551
2.539% due 02/01/32	100,000	81,491
3.950% due 04/01/30	150,000	139,956

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Baylor Scott & White Holdings 2.839% due 11/15/50	$200,000	$135,219
Becton Dickinson & Co.
2.823% due 05/20/30	70,000	62,499
3.363% due 06/06/24	23,000	22,584
3.734% due 12/15/24	36,000	35,215
3.794% due 05/20/50	350,000	284,399
4.669% due 06/06/47	50,000	46,797
Bestfoods 7.250% due 12/15/26	200,000	216,353
Biogen, Inc.
2.250% due 05/01/30	55,000	46,329
3.150% due 05/01/50	440,000	306,803
Boston Scientific Corp.
2.650% due 06/01/30	350,000	309,452
4.550% due 03/01/39	50,000	47,080
4.700% due 03/01/49	70,000	66,635
Bristol-Myers Squibb Co.
0.750% due 11/13/25	50,000	45,697
1.125% due 11/13/27	50,000	43,842
1.450% due 11/13/30	280,000	228,634
2.350% due 11/13/40	20,000	14,428
2.550% due 11/13/50	30,000	20,102
2.950% due 03/15/32	50,000	45,102
3.200% due 06/15/26	50,000	48,353
3.250% due 08/01/42	100,000	80,121
3.400% due 07/26/29	118,000	112,309
3.700% due 03/15/52	70,000	58,564
3.900% due 02/20/28	100,000	98,171
3.900% due 03/15/62	250,000	207,860
4.125% due 06/15/39	35,000	32,632
4.250% due 10/26/49	365,000	331,281
4.350% due 11/15/47	50,000	46,547
Brown-Forman Corp. 4.500% due 07/15/45	40,000	37,085
Bunge Ltd. Finance Corp.
2.750% due 05/14/31	100,000	85,116
3.250% due 08/15/26	20,000	18,978
3.750% due 09/25/27	30,000	28,840
California Institute of Technology 3.650% due 09/01/19	20,000	14,085
Campbell Soup Co.
4.150% due 03/15/28	100,000	98,021
4.800% due 03/15/48	20,000	18,635
Cardinal Health, Inc.
3.079% due 06/15/24	50,000	48,888
3.410% due 06/15/27	100,000	94,857
3.750% due 09/15/25	50,000	48,532
4.368% due 06/15/47	50,000	41,632
4.900% due 09/15/45	50,000	45,306
Centene Corp.
3.000% due 10/15/30	200,000	168,596
4.625% due 12/15/29	200,000	188,228
Children’s Hospital of Philadelphia 2.704% due 07/01/50	250,000	164,959
Church & Dwight Co., Inc.
2.300% due 12/15/31	40,000	33,597
5.000% due 06/15/52	100,000	99,407
Cigna Group
1.250% due 03/15/26	65,000	58,943
2.375% due 03/15/31	60,000	50,650
2.400% due 03/15/30	120,000	104,148
3.050% due 10/15/27	30,000	28,023
3.200% due 03/15/40	85,000	66,683
3.400% due 03/15/50	65,000	48,106
3.400% due 03/15/51	40,000	29,493
3.875% due 10/15/47	50,000	40,595
4.125% due 11/15/25	45,000	44,294
4.375% due 10/15/28	80,000	78,878
4.800% due 08/15/38	60,000	58,188
4.900% due 12/15/48	555,000	522,734

	Principal Amount	Value
Cintas Corp. No. 2
3.450% due 05/01/25	$25,000	$24,409
3.700% due 04/01/27	50,000	48,533
Coca-Cola Co.
1.375% due 03/15/31	200,000	163,250
1.500% due 03/05/28	60,000	53,328
2.000% due 03/05/31	65,000	55,696
2.125% due 09/06/29	100,000	89,816
2.250% due 01/05/32	100,000	87,143
2.875% due 05/05/41	100,000	79,925
3.000% due 03/05/51	415,000	324,046
Colgate-Palmolive Co.
3.100% due 08/15/27	50,000	48,242
3.700% due 08/01/47	100,000	90,494
4.800% due 03/02/26	60,000	61,346
CommonSpirit Health
4.350% due 11/01/42	150,000	129,594
6.073% due 11/01/27	80,000	82,187
Conagra Brands, Inc.
4.300% due 05/01/24	15,000	14,854
4.600% due 11/01/25	35,000	34,561
4.850% due 11/01/28	45,000	44,827
5.300% due 11/01/38	50,000	48,983
5.400% due 11/01/48	40,000	39,223
Constellation Brands, Inc.
2.250% due 08/01/31	160,000	131,547
3.500% due 05/09/27	15,000	14,439
4.350% due 05/09/27	150,000	148,046
4.400% due 11/15/25	35,000	34,547
4.650% due 11/15/28	30,000	29,998
5.250% due 11/15/48	30,000	29,002
CVS Health Corp.
1.300% due 08/21/27	335,000	291,865
1.750% due 08/21/30	200,000	162,681
2.625% due 08/15/24	30,000	29,094
2.700% due 08/21/40	65,000	46,552
2.875% due 06/01/26	100,000	95,076
3.000% due 08/15/26	35,000	33,416
3.250% due 08/15/29	65,000	59,473
3.750% due 04/01/30	100,000	93,631
3.875% due 07/20/25	200,000	196,499
4.100% due 03/25/25	37,000	36,702
4.125% due 04/01/40	300,000	258,290
4.250% due 04/01/50	200,000	167,346
4.300% due 03/25/28	72,000	70,749
4.780% due 03/25/38	95,000	90,629
5.125% due 07/20/45	105,000	99,700
5.250% due 02/21/33	500,000	510,501
5.300% due 12/05/43	200,000	197,051
Danaher Corp.
2.600% due 10/01/50	125,000	85,629
2.800% due 12/10/51	100,000	69,902
3.350% due 09/15/25	30,000	29,377
4.375% due 09/15/45	30,000	28,008
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30	350,000	298,393
3.875% due 04/29/43	100,000	87,243
Dignity Health 5.267% due 11/01/64	100,000	93,382
Elevance Health, Inc.
2.550% due 03/15/31	100,000	86,117
3.350% due 12/01/24	400,000	390,718
3.600% due 03/15/51	30,000	23,399
3.650% due 12/01/27	30,000	29,006
4.375% due 12/01/47	30,000	26,741
4.625% due 05/15/42	100,000	93,449
4.650% due 01/15/43	50,000	46,789
4.750% due 02/15/33	100,000	100,571
5.500% due 10/15/32	200,000	210,525
Eli Lilly & Co.
2.250% due 05/15/50	200,000	132,482
3.375% due 03/15/29	27,000	25,856
4.700% due 02/27/33	125,000	128,227
4.950% due 02/27/63	250,000	257,524

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Equifax, Inc.
2.350% due 09/15/31	$150,000	$120,908
2.600% due 12/01/24	25,000	23,900
Estee Lauder Cos., Inc.
1.950% due 03/15/31	45,000	37,800
2.000% due 12/01/24	10,000	9,653
2.375% due 12/01/29	10,000	8,851
3.125% due 12/01/49	15,000	11,520
3.150% due 03/15/27	50,000	48,390
4.150% due 03/15/47	30,000	27,261
Flowers Foods, Inc. 2.400% due 03/15/31	45,000	37,611
GE HealthCare Technologies, Inc. 5.857% due 03/15/30 ~	500,000	523,418
General Mills, Inc.
2.250% due 10/14/31	50,000	41,597
3.000% due 02/01/51	60,000	43,841
3.200% due 02/10/27	100,000	96,209
4.200% due 04/17/28	50,000	49,487
4.950% due 03/29/33	70,000	71,123
5.241% due 11/18/25	30,000	30,096
George Washington University 4.300% due 09/15/44	50,000	46,017
Georgetown University 2.943% due 04/01/50	25,000	17,090
Gilead Sciences, Inc.
1.200% due 10/01/27	45,000	39,330
1.650% due 10/01/30	40,000	32,947
2.600% due 10/01/40	450,000	332,214
2.800% due 10/01/50	100,000	69,133
2.950% due 03/01/27	100,000	95,221
3.650% due 03/01/26	100,000	97,941
4.150% due 03/01/47	75,000	66,012
4.600% due 09/01/35	45,000	44,598
4.750% due 03/01/46	50,000	48,120
GlaxoSmithKline Capital PLC (United Kingdom) 3.375% due 06/01/29	250,000	237,509
GlaxoSmithKline Capital, Inc. (United Kingdom)
3.625% due 05/15/25	85,000	83,820
6.375% due 05/15/38	100,000	118,049
Global Payments, Inc. 5.400% due 08/15/32	200,000	196,266
Hackensack Meridian Health, Inc. 4.500% due 07/01/57	100,000	92,060
Haleon UK Capital PLC 3.125% due 03/24/25	350,000	338,474
Haleon US Capital LLC
3.375% due 03/24/27	250,000	237,206
3.625% due 03/24/32	250,000	227,188
HCA, Inc.
3.125% due 03/15/27 ~	45,000	41,864
3.500% due 07/15/51	350,000	242,155
3.625% due 03/15/32 ~	600,000	529,474
4.125% due 06/15/29	35,000	32,821
4.500% due 02/15/27	60,000	58,639
4.625% due 03/15/52 ~	25,000	20,796
5.125% due 06/15/39	50,000	46,781
5.250% due 04/15/25	70,000	70,000
5.250% due 06/15/26	75,000	75,111
5.250% due 06/15/49	100,000	90,333
5.500% due 06/15/47	75,000	70,518
Hershey Co. 2.300% due 08/15/26	50,000	47,401
Hormel Foods Corp.
0.650% due 06/03/24	20,000	19,016
1.700% due 06/03/28	35,000	30,890
3.050% due 06/03/51	25,000	18,274
Humana, Inc.
3.700% due 03/23/29	85,000	80,063

	Principal Amount	Value
3.850% due 10/01/24	$100,000	$98,351
4.625% due 12/01/42	100,000	90,426
5.700% due 03/13/26	75,000	75,309
Ingredion, Inc. 3.200% due 10/01/26	100,000	95,360
J M Smucker Co.
2.375% due 03/15/30	65,000	56,103
2.750% due 09/15/41	100,000	73,283
3.550% due 03/15/50	50,000	37,611
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.750% due 04/01/33 ~	500,000	478,750
Johns Hopkins Health System Corp. 3.837% due 05/15/46	50,000	42,358
Johns Hopkins University 4.705% due 07/01/32	30,000	30,540
Johnson & Johnson
0.550% due 09/01/25	400,000	367,961
1.300% due 09/01/30	70,000	58,628
2.100% due 09/01/40	65,000	47,207
2.250% due 09/01/50	100,000	67,515
2.450% due 03/01/26	50,000	48,067
3.400% due 01/15/38	50,000	44,973
3.500% due 01/15/48	65,000	56,798
3.550% due 03/01/36	25,000	23,200
3.625% due 03/03/37	132,000	122,175
3.700% due 03/01/46	25,000	22,438
3.750% due 03/03/47	50,000	45,095
4.850% due 05/15/41	50,000	51,309
5.950% due 08/15/37	100,000	116,729
Kaiser Foundation Hospitals
2.810% due 06/01/41	65,000	47,656
3.002% due 06/01/51	70,000	49,342
3.150% due 05/01/27	225,000	212,053
4.150% due 05/01/47	20,000	17,679
Kellogg Co.
3.400% due 11/15/27	100,000	95,317
4.300% due 05/15/28	100,000	98,778
Kenvue, Inc.
5.050% due 03/22/28 ~	200,000	206,806
5.050% due 03/22/53 ~	200,000	206,291
Keurig Dr Pepper, Inc.
2.550% due 09/15/26	50,000	46,412
3.430% due 06/15/27	35,000	33,438
4.420% due 12/15/46	250,000	219,488
Kimberly-Clark Corp.
1.050% due 09/15/27	25,000	21,905
2.000% due 11/02/31	100,000	84,362
3.050% due 08/15/25	50,000	48,353
3.950% due 11/01/28	10,000	9,903
6.625% due 08/01/37	100,000	121,956
Kraft Heinz Foods Co.
3.875% due 05/15/27	250,000	244,296
4.375% due 06/01/46	500,000	436,043
Kroger Co.
3.500% due 02/01/26	50,000	48,779
3.950% due 01/15/50	100,000	81,802
4.650% due 01/15/48	100,000	89,647
5.150% due 08/01/43	25,000	23,681
Laboratory Corp. of America Holdings
1.550% due 06/01/26	70,000	62,717
2.700% due 06/01/31	100,000	86,060
3.600% due 09/01/27	100,000	95,219
4.700% due 02/01/45	50,000	44,670
Leland Stanford Junior University 3.647% due 05/01/48	125,000	107,453
Mass General Brigham, Inc. 3.342% due 07/01/60	30,000	21,521
Massachusetts Institute of Technology
3.067% due 04/01/52	100,000	78,125
5.600% due 07/01/11	100,000	111,895

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Mayo Clinic 3.196% due 11/15/61	$100,000	$70,626
McCormick & Co., Inc.
0.900% due 02/15/26	95,000	85,174
3.400% due 08/15/27	50,000	47,451
McKesson Corp. 1.300% due 08/15/26	165,000	147,914
Mead Johnson Nutrition Co. (United Kingdom) 4.600% due 06/01/44	200,000	185,868
Medtronic Global Holdings SCA 4.500% due 03/30/33	200,000	200,264
Medtronic, Inc. 4.625% due 03/15/45	65,000	63,888
Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/50	55,000	38,979
Merck & Co., Inc.
0.750% due 02/24/26	350,000	320,659
1.700% due 06/10/27	50,000	45,452
2.150% due 12/10/31	50,000	42,358
3.400% due 03/07/29	200,000	192,405
3.600% due 09/15/42	300,000	258,542
4.150% due 05/18/43	100,000	93,704
Molson Coors Beverage Co.
4.200% due 07/15/46	40,000	32,753
5.000% due 05/01/42	100,000	94,518
Mondelez International, Inc.
1.500% due 02/04/31	40,000	31,930
1.875% due 10/15/32	300,000	240,567
2.625% due 09/04/50	25,000	16,798
Moody’s Corp.
2.000% due 08/19/31	100,000	81,655
2.750% due 08/19/41	100,000	72,193
4.875% due 12/17/48	50,000	46,658
Mount Sinai Hospitals Group, Inc. 3.981% due 07/01/48	50,000	41,643
New York & Presbyterian Hospital 3.954% due 08/01/19	35,000	25,587
Northwell Healthcare, Inc. 3.809% due 11/01/49	100,000	78,467
Northwestern University 3.662% due 12/01/57	25,000	20,218
Novartis Capital Corp. (Switzerland)
3.000% due 11/20/25	100,000	96,903
3.100% due 05/17/27	30,000	28,885
3.400% due 05/06/24	150,000	148,128
4.000% due 11/20/45	100,000	92,251
NYU Langone Hospitals 4.368% due 07/01/47	25,000	22,001
OhioHealth Corp. 2.297% due 11/15/31	100,000	83,630
PayPal Holdings, Inc.
1.650% due 06/01/25	315,000	295,833
2.300% due 06/01/30	55,000	47,120
3.250% due 06/01/50	65,000	47,562
4.400% due 06/01/32	100,000	97,884
5.050% due 06/01/52	100,000	96,296
PeaceHealth Obligated Group 1.375% due 11/15/25	15,000	13,661
PepsiCo, Inc.
1.625% due 05/01/30	60,000	50,806
1.950% due 10/21/31	75,000	63,370
2.375% due 10/06/26	55,000	51,915
2.750% due 04/30/25	100,000	96,897
2.750% due 03/19/30	500,000	457,567
2.750% due 10/21/51	500,000	368,112
3.450% due 10/06/46	60,000	51,493
3.500% due 07/17/25	50,000	49,327
4.200% due 07/18/52	55,000	52,581
PerkinElmer, Inc.
2.550% due 03/15/31	85,000	70,475
3.300% due 09/15/29	30,000	26,795

	Principal Amount	Value
Pfizer, Inc.
0.800% due 05/28/25	$30,000	$27,840
1.700% due 05/28/30	350,000	294,842
1.750% due 08/18/31	100,000	82,546
2.550% due 05/28/40	25,000	18,807
2.625% due 04/01/30	250,000	225,800
2.700% due 05/28/50	25,000	17,891
3.000% due 12/15/26	100,000	96,359
3.400% due 05/15/24	150,000	148,018
3.600% due 09/15/28	100,000	98,023
3.900% due 03/15/39	25,000	22,738
4.100% due 09/15/38	50,000	47,050
4.200% due 09/15/48	35,000	32,493
Philip Morris International, Inc.
0.875% due 05/01/26	100,000	89,727
1.750% due 11/01/30	100,000	80,418
3.250% due 11/10/24	125,000	122,162
3.375% due 08/11/25	50,000	48,455
4.250% due 11/10/44	30,000	25,013
4.500% due 03/20/42	200,000	174,156
4.875% due 02/13/26	400,000	403,175
4.875% due 02/15/28	100,000	100,993
5.125% due 02/15/30	100,000	101,319
5.375% due 02/15/33	100,000	102,232
6.375% due 05/16/38	100,000	109,454
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	104,791
Procter & Gamble Co.
0.550% due 10/29/25	50,000	45,832
1.000% due 04/23/26	250,000	228,889
1.200% due 10/29/30	50,000	40,885
3.000% due 03/25/30	300,000	281,530
3.950% due 01/26/28	100,000	100,513
Providence St Joseph Health Obligated Group
2.700% due 10/01/51	75,000	45,685
3.930% due 10/01/48	35,000	27,579
Quanta Services, Inc.
0.950% due 10/01/24	15,000	13,998
2.350% due 01/15/32	25,000	19,863
3.050% due 10/01/41	30,000	20,967
Quest Diagnostics, Inc.
2.800% due 06/30/31	70,000	61,249
2.950% due 06/30/30	55,000	49,258
RELX Capital, Inc. (United Kingdom) 4.000% due 03/18/29	100,000	96,484
Reynolds American, Inc. (United Kingdom) 6.150% due 09/15/43	300,000	284,555
Royalty Pharma PLC
2.150% due 09/02/31	55,000	43,500
3.300% due 09/02/40	300,000	217,723
3.350% due 09/02/51	60,000	39,598
RWJ Barnabas Health, Inc. 3.477% due 07/01/49	25,000	19,691
S&P Global, Inc.
2.450% due 03/01/27	250,000	234,620
2.700% due 03/01/29	200,000	182,044
3.900% due 03/01/62	250,000	208,016
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/26	250,000	238,004
Smith & Nephew PLC (United Kingdom) 2.032% due 10/14/30	250,000	202,884
Stanford Health Care 3.027% due 08/15/51	30,000	21,430
Stryker Corp.
1.150% due 06/15/25	250,000	231,068
4.100% due 04/01/43	100,000	87,023
Sutter Health
2.294% due 08/15/30	55,000	46,173
3.361% due 08/15/50	55,000	40,272
Sysco Corp.
2.450% due 12/14/31	105,000	87,548
3.150% due 12/14/51	125,000	87,534

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
3.250% due 07/15/27	$50,000	$47,395
3.750% due 10/01/25	25,000	24,348
4.450% due 03/15/48	50,000	43,436
4.500% due 04/01/46	25,000	21,706
4.850% due 10/01/45	15,000	13,725
Takeda Pharmaceutical Co. Ltd. (Japan)
3.175% due 07/09/50	250,000	178,902
5.000% due 11/26/28	100,000	101,123
Thermo Fisher Scientific, Inc.
1.215% due 10/18/24	250,000	237,383
1.750% due 10/15/28	20,000	17,587
2.000% due 10/15/31	35,000	29,201
2.800% due 10/15/41	320,000	243,828
5.300% due 02/01/44	100,000	104,822
Toledo Hospital 5.750% due 11/15/38	50,000	48,936
Trustees of Princeton University 5.700% due 03/01/39	50,000	55,913
Tyson Foods, Inc.
3.550% due 06/02/27	350,000	334,011
4.000% due 03/01/26	15,000	14,740
4.350% due 03/01/29	20,000	19,433
5.100% due 09/28/48	10,000	9,438
Unilever Capital Corp. (United Kingdom)
1.750% due 08/12/31	140,000	115,121
5.900% due 11/15/32	50,000	56,058
UnitedHealth Group, Inc.
0.550% due 05/15/24	35,000	33,393
1.150% due 05/15/26	50,000	45,496
2.000% due 05/15/30	405,000	346,442
2.300% due 05/15/31	50,000	42,870
2.375% due 08/15/24	70,000	67,806
2.875% due 08/15/29	75,000	68,781
2.900% due 05/15/50	300,000	212,863
3.050% due 05/15/41	50,000	39,462
3.250% due 05/15/51	50,000	37,637
3.500% due 08/15/39	60,000	51,127
3.700% due 12/15/25	20,000	19,588
3.700% due 08/15/49	65,000	53,140
3.750% due 07/15/25	75,000	74,126
3.850% due 06/15/28	100,000	97,810
3.875% due 12/15/28	25,000	24,517
3.875% due 08/15/59	100,000	81,971
4.200% due 05/15/32	65,000	63,750
4.250% due 06/15/48	50,000	45,078
4.450% due 12/15/48	25,000	23,199
4.500% due 04/15/33	150,000	149,204
4.750% due 07/15/45	50,000	49,056
5.050% due 04/15/53	150,000	151,820
5.150% due 10/15/25	25,000	25,488
5.250% due 02/15/28	70,000	72,842
5.350% due 02/15/33	100,000	106,373
5.875% due 02/15/53	530,000	596,659
6.875% due 02/15/38	250,000	302,004
University of Chicago 2.761% due 04/01/45	10,000	7,829
University of Notre Dame du Lac 3.394% due 02/15/48	50,000	41,596
University of Southern California
2.805% due 10/01/50	50,000	35,193
3.028% due 10/01/39	50,000	41,349
Utah Acquisition Sub, Inc. 3.950% due 06/15/26	100,000	95,319
Verisk Analytics, Inc. 5.750% due 04/01/33	115,000	120,823
Viatris, Inc. 3.850% due 06/22/40	400,000	281,102
Wyeth LLC
5.950% due 04/01/37	50,000	56,184
6.500% due 02/01/34	100,000	115,091
Zimmer Biomet Holdings, Inc. 2.600% due 11/24/31	100,000	83,593

	Principal Amount	Value
Zoetis, Inc. 5.600% due 11/16/32	$135,000	$144,070

		52,072,358

Energy - 1.7%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
3.337% due 12/15/27	100,000	93,756
4.080% due 12/15/47	50,000	40,699
5.125% due 09/15/40	50,000	48,600
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	99,441
BP Capital Markets America, Inc.
1.749% due 08/10/30	130,000	107,638
2.772% due 11/10/50	130,000	88,173
3.000% due 02/24/50	150,000	106,396
3.001% due 03/17/52	50,000	35,319
3.119% due 05/04/26	25,000	24,071
3.588% due 04/14/27	100,000	96,856
4.234% due 11/06/28	400,000	396,751
4.812% due 02/13/33	535,000	543,429
Canadian Natural Resources Ltd. (Canada)
2.050% due 07/15/25	300,000	280,476
3.800% due 04/15/24	43,000	42,297
3.850% due 06/01/27	50,000	47,924
4.950% due 06/01/47	25,000	22,623
6.750% due 02/01/39	90,000	95,817
Cenovus Energy, Inc. (Canada)
2.650% due 01/15/32	65,000	53,693
3.750% due 02/15/52	225,000	164,165
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29	60,000	55,312
5.125% due 06/30/27	300,000	300,398
Chevron Corp.
1.554% due 05/11/25	35,000	33,020
1.995% due 05/11/27	350,000	320,751
2.236% due 05/11/30	25,000	22,115
2.954% due 05/16/26	100,000	96,349
3.326% due 11/17/25	50,000	49,073
Chevron USA, Inc. 3.850% due 01/15/28	50,000	49,388
ConocoPhillips Co.
3.758% due 03/15/42	250,000	212,993
4.025% due 03/15/62	200,000	164,318
6.950% due 04/15/29	100,000	112,693
Devon Energy Corp.
5.000% due 06/15/45	105,000	93,476
5.850% due 12/15/25	50,000	50,833
Diamondback Energy, Inc.
3.125% due 03/24/31	500,000	433,900
3.500% due 12/01/29	100,000	91,492
4.250% due 03/15/52	60,000	47,174
6.250% due 03/15/33	300,000	317,225
Enbridge Energy Partners LP 7.500% due 04/15/38	50,000	58,263
Enbridge, Inc. (Canada)
1.600% due 10/04/26	55,000	49,385
2.500% due 01/15/25	50,000	47,931
2.500% due 08/01/33	400,000	322,660
3.400% due 08/01/51	70,000	49,446
3.700% due 07/15/27	100,000	95,264
4.500% due 06/10/44	150,000	127,589
Energy Transfer LP
2.900% due 05/15/25	40,000	38,140
3.750% due 05/15/30	310,000	286,345
3.900% due 07/15/26	100,000	96,244
4.050% due 03/15/25	100,000	98,128
4.200% due 04/15/27	100,000	95,933
4.400% due 03/15/27	200,000	194,473
5.000% due 05/15/50	350,000	299,280
5.250% due 04/15/29	25,000	24,928
5.300% due 04/15/47	100,000	87,811

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
5.750% due 02/15/33	$350,000	$358,838
5.950% due 10/01/43	100,000	95,868
6.125% due 12/15/45	200,000	193,709
6.500% due 02/01/42	100,000	103,895
Enterprise Products Operating LLC
3.125% due 07/31/29	100,000	91,687
4.150% due 10/16/28	50,000	48,640
4.200% due 01/31/50	450,000	382,277
4.250% due 02/15/48	25,000	21,328
4.800% due 02/01/49	50,000	45,925
5.350% due 01/31/33	100,000	103,690
5.375% due 02/15/78	300,000	241,557
6.125% due 10/15/39	115,000	124,978
6.875% due 03/01/33	150,000	171,326
Equinor ASA (Norway)
2.375% due 05/22/30	125,000	110,457
3.250% due 11/18/49	200,000	154,475
3.950% due 05/15/43	300,000	265,009
Exxon Mobil Corp.
2.019% due 08/16/24	50,000	48,310
2.440% due 08/16/29	50,000	45,771
2.610% due 10/15/30	250,000	224,788
2.992% due 03/19/25	500,000	487,054
2.995% due 08/16/39	50,000	40,485
3.043% due 03/01/26	150,000	145,675
3.452% due 04/15/51	200,000	159,531
4.114% due 03/01/46	65,000	58,700
4.327% due 03/19/50	300,000	277,444
Halliburton Co.
3.800% due 11/15/25	6,000	5,882
4.850% due 11/15/35	50,000	48,102
5.000% due 11/15/45	342,000	311,668
7.450% due 09/15/39	25,000	29,016
Hess Corp.
4.300% due 04/01/27	50,000	48,847
5.600% due 02/15/41	50,000	48,271
5.800% due 04/01/47	50,000	49,072
7.125% due 03/15/33	50,000	55,468
Kinder Morgan, Inc.
2.000% due 02/15/31	210,000	169,668
3.250% due 08/01/50	220,000	146,233
4.300% due 03/01/28	300,000	294,983
4.800% due 02/01/33	100,000	96,551
5.300% due 12/01/34	70,000	68,777
5.550% due 06/01/45	350,000	331,642
Magellan Midstream Partners LP
4.200% due 10/03/47	50,000	40,067
4.250% due 09/15/46	70,000	55,810
5.000% due 03/01/26	50,000	50,452
Marathon Oil Corp.
4.400% due 07/15/27	100,000	96,955
5.200% due 06/01/45	50,000	43,572
Marathon Petroleum Corp.
3.800% due 04/01/28	30,000	28,631
4.500% due 04/01/48	25,000	20,522
5.125% due 12/15/26	50,000	50,498
6.500% due 03/01/41	100,000	106,865
MPLX LP
2.650% due 08/15/30	45,000	38,188
4.250% due 12/01/27	250,000	242,261
4.500% due 04/15/38	30,000	26,693
4.700% due 04/15/48	45,000	37,859
4.875% due 12/01/24	250,000	248,551
4.900% due 04/15/58	15,000	12,520
4.950% due 03/14/52	200,000	174,199
5.650% due 03/01/53	75,000	72,285
NOV, Inc. 3.950% due 12/01/42	100,000	74,256
ONEOK, Inc.
2.200% due 09/15/25	25,000	23,185
3.100% due 03/15/30	25,000	21,869
4.000% due 07/13/27	130,000	124,283

	Principal Amount	Value
4.350% due 03/15/29	$100,000	$94,660
4.500% due 03/15/50	25,000	19,409
4.550% due 07/15/28	50,000	48,414
4.950% due 07/13/47	50,000	41,983
5.200% due 07/15/48	25,000	21,649
Phillips 66
1.300% due 02/15/26	20,000	18,122
3.300% due 03/15/52	100,000	70,874
4.650% due 11/15/34	200,000	191,991
4.950% due 12/01/27	250,000	251,231
Phillips 66 Co.
3.550% due 10/01/26 ~	50,000	47,734
4.900% due 10/01/46 ~	25,000	22,908
Pioneer Natural Resources Co. 2.150% due 01/15/31	385,000	316,426
Plains All American Pipeline LP/PAA Finance Corp.
4.500% due 12/15/26	150,000	146,703
4.650% due 10/15/25	100,000	98,968
4.700% due 06/15/44	50,000	39,358
Sabine Pass Liquefaction LLC
4.500% due 05/15/30	205,000	197,842
5.625% due 03/01/25	165,000	166,114
Schlumberger Investment SA 2.650% due 06/26/30	100,000	88,456
Shell International Finance BV (Netherlands)
2.500% due 09/12/26	50,000	47,106
2.750% due 04/06/30	85,000	77,570
2.875% due 05/10/26	100,000	95,729
2.875% due 11/26/41	200,000	153,773
3.000% due 11/26/51	200,000	144,379
3.250% due 05/11/25	100,000	97,789
3.250% due 04/06/50	100,000	76,399
3.625% due 08/21/42	100,000	84,282
3.750% due 09/12/46	50,000	42,297
4.000% due 05/10/46	100,000	87,525
4.125% due 05/11/35	263,000	252,230
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	18,962
Suncor Energy, Inc. (Canada)
4.000% due 11/15/47	70,000	56,098
6.800% due 05/15/38	200,000	220,035
Targa Resources Corp.
5.200% due 07/01/27	85,000	84,349
6.125% due 03/15/33	70,000	72,526
6.250% due 07/01/52	200,000	197,564
TC PipeLines LP 3.900% due 05/25/27	20,000	19,329
TotalEnergies Capital International SA (France)
2.434% due 01/10/25	50,000	48,359
2.829% due 01/10/30	50,000	45,643
3.127% due 05/29/50	100,000	74,260
3.461% due 07/12/49	50,000	39,694
TotalEnergies Capital SA (France) 3.883% due 10/11/28	25,000	24,647
TransCanada PipeLines Ltd. (Canada)
1.000% due 10/12/24	420,000	393,994
4.100% due 04/15/30	200,000	187,729
4.250% due 05/15/28	50,000	48,554
5.100% due 03/15/49	50,000	46,552
7.625% due 01/15/39	50,000	59,477
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/30	25,000	22,656
4.000% due 03/15/28	50,000	47,877
4.450% due 08/01/42	150,000	132,059
Valero Energy Corp.
2.150% due 09/15/27	100,000	90,360
2.800% due 12/01/31	100,000	84,152
6.625% due 06/15/37	150,000	164,230
Western Midstream Operating LP
4.300% due 02/01/30	200,000	182,250
6.150% due 04/01/33	40,000	40,592

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Williams Cos., Inc.
2.600% due 03/15/31	$350,000	$294,570
3.750% due 06/15/27	50,000	48,011
4.550% due 06/24/24	85,000	84,405
5.100% due 09/15/45	100,000	91,653
5.300% due 08/15/52	250,000	236,391
5.400% due 03/02/26	70,000	71,356
5.750% due 06/24/44	35,000	34,297
6.300% due 04/15/40	20,000	21,079

		20,431,203

Financial - 9.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650% due 10/29/24	150,000	140,416
1.750% due 10/29/24	150,000	139,855
2.450% due 10/29/26	150,000	134,813
3.300% due 01/30/32	150,000	124,379
3.875% due 01/23/28	150,000	138,531
6.500% due 07/15/25	250,000	252,012
Affiliated Managers Group, Inc. 3.500% due 08/01/25	50,000	48,240
African Development Bank (Ivory Coast)
0.875% due 03/23/26	400,000	366,083
0.875% due 07/22/26	116,000	104,872
Air Lease Corp.
0.800% due 08/18/24	40,000	37,329
2.100% due 09/01/28	300,000	250,276
2.300% due 02/01/25	100,000	94,728
3.000% due 02/01/30	100,000	85,651
3.250% due 03/01/25	100,000	96,137
5.300% due 02/01/28	300,000	296,323
Aircastle Ltd. 4.125% due 05/01/24	30,000	29,387
Alexandria Real Estate Equities, Inc. REIT
2.750% due 12/15/29	50,000	42,996
2.950% due 03/15/34	40,000	32,051
3.375% due 08/15/31	60,000	53,284
3.550% due 03/15/52	70,000	48,923
3.950% due 01/15/27	25,000	24,128
4.000% due 02/01/50	100,000	76,168
4.500% due 07/30/29	20,000	19,390
4.750% due 04/15/35	20,000	18,764
Allstate Corp. 3.280% due 12/15/26	350,000	332,487
Ally Financial, Inc. 5.800% due 05/01/25	200,000	193,271
American Express Co.
2.500% due 07/30/24	35,000	33,814
3.000% due 10/30/24	50,000	48,439
3.300% due 05/03/27	415,000	394,503
3.375% due 05/03/24	55,000	53,936
3.950% due 08/01/25	250,000	245,303
4.050% due 12/03/42	125,000	115,767
5.850% due 11/05/27	60,000	62,997
American Financial Group, Inc. 4.500% due 06/15/47	50,000	42,211
American Homes 4 Rent LP REIT 3.625% due 04/15/32	70,000	60,713
American International Group, Inc.
4.375% due 06/30/50	100,000	85,565
4.800% due 07/10/45	50,000	45,497
5.125% due 03/27/33	165,000	164,111
American Tower Corp. REIT
1.875% due 10/15/30	200,000	158,749
2.300% due 09/15/31	350,000	280,842
2.900% due 01/15/30	50,000	43,514
2.950% due 01/15/25	100,000	96,320
3.100% due 06/15/50	50,000	32,882
3.375% due 10/15/26	100,000	94,812
3.600% due 01/15/28	100,000	93,885
Ameriprise Financial, Inc. 5.150% due 05/15/33	60,000	59,881

	Principal Amount	Value
Aon Corp./Aon Global Holdings PLC
2.050% due 08/23/31	$100,000	$80,857
2.900% due 08/23/51	100,000	66,873
4.500% due 12/15/28	200,000	196,207
Arch Capital Group Ltd. 3.635% due 06/30/50	200,000	149,740
Arch Capital Group US, Inc. 5.144% due 11/01/43	200,000	188,137
Ares Capital Corp.
2.150% due 07/15/26	350,000	300,567
3.250% due 07/15/25	50,000	45,727
Arthur J Gallagher & Co. 5.500% due 03/02/33	265,000	271,009
Asian Development Bank (Multi-National)
0.375% due 06/11/24	180,000	171,522
0.500% due 02/04/26	400,000	363,842
0.625% due 04/29/25	500,000	465,828
1.000% due 04/14/26	200,000	183,607
1.250% due 06/09/28	50,000	44,244
1.500% due 10/18/24	150,000	143,757
1.750% due 08/14/26	250,000	233,793
2.625% due 01/12/27	200,000	191,925
2.750% due 01/19/28	100,000	95,892
2.875% due 05/06/25	225,000	219,464
3.125% due 09/26/28	200,000	193,840
3.875% due 09/28/32	120,000	121,857
4.000% due 01/12/33	85,000	87,098
4.125% due 09/27/24	250,000	248,864
Asian Infrastructure Investment Bank (Multi-National)
0.500% due 05/28/25	150,000	138,722
2.250% due 05/16/24	250,000	243,679
3.375% due 06/29/25	200,000	196,519
4.000% due 01/18/28	100,000	100,404
Assurant, Inc. 4.900% due 03/27/28	100,000	98,396
Assured Guaranty US Holdings, Inc. 3.150% due 06/15/31	70,000	60,093
Athene Holding Ltd.
3.450% due 05/15/52	100,000	63,399
3.500% due 01/15/31	20,000	16,646
6.650% due 02/01/33	100,000	101,651
AvalonBay Communities, Inc. REIT
2.050% due 01/15/32	200,000	162,026
2.450% due 01/15/31	105,000	88,569
3.350% due 05/15/27	25,000	23,586
4.150% due 07/01/47	50,000	41,456
AXA SA (France) 8.600% due 12/15/30	75,000	90,372
Banco Bilbao Vizcaya Argentaria SA (Spain) 6.138% due 09/14/28	200,000	203,411
Banco Santander SA (Spain)
1.722% due 09/14/27	200,000	174,786
2.706% due 06/27/24	200,000	193,246
2.749% due 12/03/30	200,000	156,235
3.892% due 05/24/24	200,000	195,664
5.294% due 08/18/27	200,000	197,009
Bank of America Corp.
1.197% due 10/24/26	100,000	89,891
1.319% due 06/19/26	500,000	457,426
1.530% due 12/06/25	200,000	187,135
1.658% due 03/11/27	350,000	317,145
1.734% due 07/22/27	410,000	367,987
1.922% due 10/24/31	100,000	79,822
2.015% due 02/13/26	100,000	93,770
2.299% due 07/21/32	100,000	80,665
2.456% due 10/22/25	50,000	47,632
2.482% due 09/21/36	200,000	152,028
2.496% due 02/13/31	100,000	84,768
2.572% due 10/20/32	100,000	81,801
2.592% due 04/29/31	500,000	423,725
2.651% due 03/11/32	100,000	83,552
2.676% due 06/19/41	350,000	247,902

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
2.831% due 10/24/51	$25,000	$16,361
2.884% due 10/22/30	50,000	43,532
2.972% due 02/04/33	350,000	294,966
2.972% due 07/21/52	100,000	67,519
3.248% due 10/21/27	150,000	141,440
3.311% due 04/22/42	400,000	310,180
3.366% due 01/23/26	100,000	96,250
3.384% due 04/02/26	100,000	95,948
3.419% due 12/20/28	169,000	157,154
3.483% due 03/13/52	100,000	75,415
3.500% due 04/19/26	150,000	144,304
3.593% due 07/21/28	100,000	94,052
3.824% due 01/20/28	300,000	286,914
3.846% due 03/08/37	400,000	341,399
3.875% due 08/01/25	100,000	97,808
3.946% due 01/23/49	100,000	81,343
3.950% due 04/21/25	200,000	193,655
3.970% due 03/05/29	100,000	94,791
4.078% due 04/23/40	200,000	174,352
4.083% due 03/20/51	350,000	288,155
4.183% due 11/25/27	100,000	96,723
4.450% due 03/03/26	85,000	83,083
4.750% due 04/21/45	85,000	78,949
5.015% due 07/22/33	250,000	247,442
5.080% due 01/20/27	800,000	798,111
6.110% due 01/29/37	250,000	263,459
6.204% due 11/10/28	65,000	68,008
7.750% due 05/14/38	200,000	239,804
Bank of Montreal (Canada)
0.949% due 01/22/27	100,000	89,393
3.700% due 06/07/25	165,000	160,374
5.200% due 12/12/24	225,000	225,389
5.203% due 02/01/28	300,000	302,621
Bank of New York Mellon Corp.
0.500% due 04/26/24	250,000	237,906
1.600% due 04/24/25	300,000	279,029
2.800% due 05/04/26	50,000	47,047
3.000% due 10/30/28	55,000	49,765
3.350% due 04/25/25	100,000	96,382
3.400% due 05/15/24	100,000	98,341
4.706% due 02/01/34	130,000	128,789
5.802% due 10/25/28	500,000	521,347
Bank of Nova Scotia (Canada)
0.650% due 07/31/24	70,000	66,015
0.700% due 04/15/24	85,000	81,104
1.300% due 06/11/25	100,000	92,254
1.300% due 09/15/26	50,000	44,154
2.450% due 02/02/32	100,000	82,508
3.450% due 04/11/25	60,000	58,225
4.588% due 05/04/37	40,000	35,293
4.750% due 02/02/26	240,000	239,086
5.250% due 12/06/24	335,000	335,927
Barclays PLC (United Kingdom)
2.645% due 06/24/31	200,000	160,897
2.894% due 11/24/32	200,000	160,522
3.330% due 11/24/42	200,000	143,975
4.337% due 01/10/28	300,000	285,946
4.375% due 01/12/26	200,000	193,232
4.950% due 01/10/47	200,000	178,109
7.385% due 11/02/28	200,000	212,169
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30	80,000	65,728
2.500% due 01/15/51	410,000	264,522
2.850% due 10/15/50	90,000	63,623
3.850% due 03/15/52	200,000	167,844
4.300% due 05/15/43	200,000	185,052
5.750% due 01/15/40	25,000	27,662
BlackRock, Inc.
1.900% due 01/28/31	15,000	12,469
2.100% due 02/25/32	100,000	83,190
2.400% due 04/30/30	45,000	39,517
3.200% due 03/15/27	56,000	53,780

	Principal Amount	Value
3.250% due 04/30/29	$60,000	$57,090
Blackstone Private Credit Fund
2.625% due 12/15/26	100,000	84,116
3.250% due 03/15/27	150,000	127,606
7.050% due 09/29/25 ~	50,000	49,365
Blackstone Secured Lending Fund 2.750% due 09/16/26	100,000	86,645
Boston Properties LP REIT
2.450% due 10/01/33	50,000	33,697
2.550% due 04/01/32	250,000	178,480
3.250% due 01/30/31	150,000	118,825
Brandywine Operating Partnership LP REIT 4.550% due 10/01/29	50,000	36,864
Brighthouse Financial, Inc.
3.700% due 06/22/27	100,000	91,989
4.700% due 06/22/47	50,000	36,610
Brixmor Operating Partnership LP REIT
2.500% due 08/16/31	50,000	38,681
4.050% due 07/01/30	10,000	9,043
4.125% due 06/15/26	50,000	47,435
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51	50,000	33,376
4.000% due 04/01/24	50,000	49,010
4.700% due 09/20/47	50,000	43,260
4.850% due 03/29/29	100,000	96,389
Brown & Brown, Inc.
4.200% due 03/17/32	35,000	31,500
4.500% due 03/15/29	50,000	48,284
4.950% due 03/17/52	200,000	171,375
Camden Property Trust REIT
3.150% due 07/01/29	30,000	26,705
4.100% due 10/15/28	20,000	19,333
Canadian Imperial Bank of Commerce (Canada)
0.950% due 10/23/25	20,000	18,116
1.250% due 06/22/26	100,000	88,954
3.100% due 04/02/24	150,000	146,574
3.600% due 04/07/32	45,000	40,997
Capital One Financial Corp.
1.878% due 11/02/27	100,000	86,204
2.618% due 11/02/32	100,000	76,289
3.200% due 02/05/25	200,000	188,110
3.300% due 10/30/24	100,000	95,530
3.750% due 07/28/26	250,000	227,572
3.750% due 03/09/27	50,000	45,545
3.800% due 01/31/28	200,000	183,631
4.927% due 05/10/28	100,000	96,165
4.985% due 07/24/26	100,000	96,477
5.468% due 02/01/29	65,000	63,407
CBRE Services, Inc. 4.875% due 03/01/26	100,000	98,539
Charles Schwab Corp.
0.900% due 03/11/26	135,000	118,524
1.150% due 05/13/26	75,000	65,944
1.950% due 12/01/31	100,000	77,213
2.300% due 05/13/31	150,000	121,196
2.450% due 03/03/27	250,000	224,340
3.200% due 03/02/27	100,000	92,405
3.750% due 04/01/24	50,000	49,132
3.850% due 05/21/25	100,000	96,269
Chubb INA Holdings, Inc.
1.375% due 09/15/30	250,000	202,421
2.850% due 12/15/51	25,000	17,675
3.050% due 12/15/61	10,000	6,762
3.150% due 03/15/25	100,000	97,638
4.150% due 03/13/43	25,000	21,791
Citigroup, Inc.
0.981% due 05/01/25	50,000	47,524
1.122% due 01/28/27	750,000	669,095
1.281% due 11/03/25	30,000	28,045
1.462% due 06/09/27	100,000	88,867
2.014% due 01/25/26	145,000	136,634
2.520% due 11/03/32	70,000	57,036

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
2.561% due 05/01/32	$55,000	$45,667
2.572% due 06/03/31	600,000	506,575
2.666% due 01/29/31	150,000	128,130
2.904% due 11/03/42	50,000	35,853
2.976% due 11/05/30	100,000	87,633
3.057% due 01/25/33	135,000	114,345
3.070% due 02/24/28	650,000	604,955
3.106% due 04/08/26	200,000	191,343
3.290% due 03/17/26	100,000	95,905
3.400% due 05/01/26	100,000	95,510
3.520% due 10/27/28	100,000	93,553
3.668% due 07/24/28	100,000	94,812
3.750% due 06/16/24	100,000	98,297
3.785% due 03/17/33	450,000	403,811
3.875% due 03/26/25	100,000	96,944
3.878% due 01/24/39	100,000	85,122
3.887% due 01/10/28	100,000	95,637
4.000% due 08/05/24	50,000	49,164
4.125% due 07/25/28	100,000	94,507
4.300% due 11/20/26	100,000	96,835
4.750% due 05/18/46	50,000	44,348
5.300% due 05/06/44	400,000	381,346
6.125% due 08/25/36	100,000	103,407
6.270% due 11/17/33	235,000	254,354
Citizens Bank NA 4.119% due 05/23/25	250,000	236,135
CME Group, Inc.
3.000% due 03/15/25	50,000	48,490
3.750% due 06/15/28	100,000	98,025
4.150% due 06/15/48	50,000	45,515
CNA Financial Corp.
3.450% due 08/15/27	100,000	94,624
4.500% due 03/01/26	50,000	49,541
Comerica Bank 4.000% due 07/27/25	250,000	204,344
Cooperatieve Rabobank UA (Netherlands)
3.375% due 05/21/25	250,000	241,151
5.250% due 05/24/41	200,000	213,151
Corebridge Financial, Inc. 3.650% due 04/05/27 ~	500,000	469,062
Corp Andina de Fomento (Multi-National) 2.250% due 02/08/27	200,000	183,394
Corporate Office Properties LP REIT
2.250% due 03/15/26	35,000	30,934
2.900% due 12/01/33	65,000	45,406
Council Of Europe Development Bank (Multi-National) 3.625% due 01/26/28	250,000	247,748
Credit Suisse AG (Switzerland)
3.700% due 02/21/25	250,000	237,607
5.000% due 07/09/27	300,000	289,500
Credit Suisse Group AG (Switzerland) 3.750% due 03/26/25	250,000	230,617
Crown Castle, Inc. REIT
2.100% due 04/01/31	200,000	163,533
3.200% due 09/01/24	35,000	34,013
3.250% due 01/15/51	200,000	137,964
3.650% due 09/01/27	35,000	33,217
3.700% due 06/15/26	35,000	33,763
3.800% due 02/15/28	50,000	47,485
4.000% due 03/01/27	40,000	38,778
4.300% due 02/15/29	60,000	57,900
4.450% due 02/15/26	35,000	34,564
4.750% due 05/15/47	25,000	21,970
5.000% due 01/11/28	35,000	35,297
CubeSmart LP REIT
2.000% due 02/15/31	15,000	11,806
3.125% due 09/01/26	50,000	47,407
Deutsche Bank AG (Germany)
2.129% due 11/24/26	350,000	301,917
2.552% due 01/07/28	150,000	127,465
3.547% due 09/18/31	500,000	410,437

	Principal Amount	Value
3.700% due 05/30/24	$285,000	$270,674
Digital Realty Trust LP REIT
3.700% due 08/15/27	50,000	46,198
4.450% due 07/15/28	100,000	94,168
Discover Bank 3.450% due 07/27/26	250,000	231,095
Enstar Group Ltd. 4.950% due 06/01/29	25,000	23,519
EPR Properties REIT 3.600% due 11/15/31	30,000	22,488
Equinix, Inc. REIT
2.000% due 05/15/28	35,000	29,951
2.150% due 07/15/30	350,000	286,395
2.500% due 05/15/31	100,000	82,407
2.625% due 11/18/24	65,000	62,599
3.400% due 02/15/52	10,000	7,033
Equitable Holdings, Inc. 4.350% due 04/20/28	300,000	288,433
ERP Operating LP REIT
2.850% due 11/01/26	70,000	65,476
3.500% due 03/01/28	100,000	93,959
4.500% due 06/01/45	75,000	65,099
Essex Portfolio LP REIT
2.550% due 06/15/31	65,000	53,502
2.650% due 03/15/32	30,000	24,505
3.375% due 04/15/26	50,000	47,768
3.875% due 05/01/24	50,000	49,329
4.000% due 03/01/29	25,000	23,582
European Bank for Reconstruction & Development (United Kingdom)
0.500% due 01/28/26	300,000	272,573
4.375% due 03/09/28	120,000	123,562
European Investment Bank (Multi-National)
0.375% due 03/26/26	300,000	271,018
0.625% due 10/21/27	250,000	217,896
0.750% due 10/26/26	83,000	74,655
1.250% due 02/14/31	300,000	254,339
1.375% due 03/15/27	350,000	320,015
1.625% due 03/14/25	230,000	219,470
1.625% due 10/09/29	195,000	172,340
2.250% due 06/24/24	250,000	243,620
2.750% due 08/15/25	600,000	583,894
3.750% due 02/14/33	325,000	329,163
3.875% due 03/15/28	400,000	403,454
Extra Space Storage LP REIT 3.900% due 04/01/29	220,000	202,890
Fairfax Financial Holdings Ltd. (Canada) 5.625% due 08/16/32 ~	150,000	147,594
Federal Realty Investment Trust REIT
1.250% due 02/15/26	300,000	273,958
4.500% due 12/01/44	50,000	40,776
Fidelity National Financial, Inc.
3.400% due 06/15/30	200,000	175,204
4.500% due 08/15/28	50,000	48,469
Fifth Third Bancorp
1.707% due 11/01/27	155,000	131,111
2.550% due 05/05/27	60,000	51,758
4.772% due 07/28/30	200,000	185,156
8.250% due 03/01/38	25,000	28,219
FS KKR Capital Corp.
2.625% due 01/15/27	100,000	84,267
3.250% due 07/15/27	50,000	42,415
4.125% due 02/01/25	50,000	47,339
Globe Life, Inc. 4.550% due 09/15/28	50,000	49,466
GLP Capital LP/GLP Financing II, Inc. REIT
3.250% due 01/15/32	50,000	40,613
4.000% due 01/15/31	50,000	42,936
5.250% due 06/01/25	25,000	24,438
5.375% due 04/15/26	50,000	48,570
5.750% due 06/01/28	25,000	24,418

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Goldman Sachs Group, Inc.
1.093% due 12/09/26	$290,000	$259,909
1.431% due 03/09/27	80,000	71,660
1.542% due 09/10/27	100,000	88,054
1.948% due 10/21/27	250,000	223,589
2.383% due 07/21/32	70,000	56,878
2.615% due 04/22/32	70,000	58,353
2.640% due 02/24/28	250,000	228,273
2.650% due 10/21/32	250,000	206,736
2.908% due 07/21/42	60,000	43,034
3.102% due 02/24/33	250,000	214,884
3.210% due 04/22/42	60,000	45,290
3.272% due 09/29/25	255,000	247,541
3.436% due 02/24/43	450,000	347,753
3.500% due 01/23/25	150,000	145,824
3.500% due 04/01/25	100,000	97,156
3.500% due 11/16/26	100,000	95,594
3.615% due 03/15/28	200,000	189,403
3.750% due 05/22/25	150,000	145,755
3.750% due 02/25/26	60,000	58,370
3.800% due 03/15/30	250,000	233,079
3.814% due 04/23/29	150,000	141,030
3.850% due 01/26/27	160,000	154,490
4.017% due 10/31/38	100,000	86,665
4.223% due 05/01/29	200,000	191,792
4.411% due 04/23/39	450,000	405,462
4.482% due 08/23/28	500,000	489,432
4.750% due 10/21/45	100,000	92,499
6.750% due 10/01/37	200,000	216,655
Golub Capital BDC, Inc. 2.500% due 08/24/26	60,000	51,513
Hartford Financial Services Group, Inc. 2.900% due 09/15/51	100,000	67,473
Healthcare Realty Holdings LP REIT
2.000% due 03/15/31	25,000	19,537
3.100% due 02/15/30	50,000	43,399
Healthpeak OP LLC REIT
2.875% due 01/15/31	200,000	171,839
3.000% due 01/15/30	100,000	87,833
3.400% due 02/01/25	7,000	6,789
Hercules Capital, Inc. 3.375% due 01/20/27	35,000	30,083
Highwoods Realty LP REIT
4.125% due 03/15/28	20,000	17,749
4.200% due 04/15/29	50,000	41,374
Host Hotels & Resorts LP REIT
3.375% due 12/15/29	25,000	21,176
3.500% due 09/15/30	100,000	84,577
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26	250,000	228,495
2.251% due 11/22/27	250,000	221,994
2.357% due 08/18/31	250,000	201,704
2.804% due 05/24/32	200,000	163,444
2.848% due 06/04/31	200,000	168,136
2.999% due 03/10/26	200,000	188,797
3.900% due 05/25/26	200,000	189,983
3.973% due 05/22/30	290,000	261,918
4.250% due 08/18/25	200,000	190,383
4.375% due 11/23/26	200,000	191,037
4.762% due 03/29/33	300,000	271,437
5.210% due 08/11/28	300,000	297,196
6.254% due 03/09/34	200,000	209,262
6.800% due 06/01/38	150,000	156,329
7.336% due 11/03/26	200,000	207,710
HSBC USA, Inc. 3.500% due 06/23/24	250,000	243,594
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	50,000	35,139
Huntington Bancshares, Inc.
2.625% due 08/06/24	300,000	281,443
5.023% due 05/17/33	70,000	63,784
ING Groep NV (Netherlands)
4.252% due 03/28/33	200,000	182,883
4.550% due 10/02/28	200,000	191,956

	Principal Amount	Value
Inter-American Development Bank (Multi-National)
0.500% due 09/23/24	$150,000	$141,838
0.625% due 07/15/25	700,000	648,783
0.875% due 04/20/26	250,000	228,473
1.125% due 07/20/28	300,000	262,585
1.125% due 01/13/31	150,000	124,357
1.750% due 03/14/25	300,000	286,725
2.000% due 06/02/26	150,000	141,342
2.000% due 07/23/26	100,000	94,233
3.200% due 08/07/42	100,000	87,395
3.250% due 07/01/24	175,000	172,443
3.500% due 09/14/29	200,000	197,653
4.000% due 01/12/28	100,000	101,196
Inter-American Investment Corp. (Supranational) 4.125% due 02/15/28	150,000	151,066
Intercontinental Exchange, Inc.
1.850% due 09/15/32	65,000	51,016
2.650% due 09/15/40	65,000	47,198
3.000% due 09/15/60	65,000	42,876
3.100% due 09/15/27	100,000	94,524
5.200% due 06/15/62	350,000	351,396
International Bank for Reconstruction & Development (Multi-National)
0.375% due 07/28/25	350,000	322,272
0.500% due 10/28/25	200,000	183,341
0.625% due 04/22/25	1,100,000	1,025,486
0.750% due 11/24/27	195,000	170,447
0.875% due 05/14/30	350,000	288,247
1.125% due 09/13/28	160,000	139,674
1.250% due 02/10/31	500,000	418,907
1.375% due 04/20/28	250,000	223,446
1.625% due 01/15/25	150,000	143,303
1.625% due 11/03/31	190,000	162,052
1.750% due 10/23/29	100,000	88,719
2.500% due 03/29/32	200,000	182,615
3.125% due 11/20/25	50,000	48,986
3.125% due 06/15/27	600,000	586,362
3.625% due 09/21/29	250,000	248,980
International Finance Corp. (Multi-National)
0.750% due 10/08/26	100,000	90,027
0.750% due 08/27/30	250,000	203,174
1.375% due 10/16/24	90,000	86,035
3.625% due 09/15/25	67,000	66,502
Invesco Finance PLC 5.375% due 11/30/43	200,000	198,138
Invitation Homes Operating Partnership LP REIT 2.000% due 08/15/31	300,000	230,481
Jackson Financial, Inc. 5.170% due 06/08/27	55,000	54,891
Jefferies Financial Group, Inc.
2.625% due 10/15/31	100,000	76,516
2.750% due 10/15/32	40,000	30,902
JPMorgan Chase & Co.
0.768% due 08/09/25	350,000	328,826
0.824% due 06/01/25	170,000	161,184
0.969% due 06/23/25	300,000	284,361
1.040% due 02/04/27	500,000	446,685
1.045% due 11/19/26	100,000	89,323
1.470% due 09/22/27	75,000	66,210
1.561% due 12/10/25	100,000	93,849
1.578% due 04/22/27	65,000	58,450
1.764% due 11/19/31	100,000	79,433
2.069% due 06/01/29	140,000	121,577
2.083% due 04/22/26	250,000	234,063
2.182% due 06/01/28	650,000	582,757
2.301% due 10/15/25	615,000	588,413
2.525% due 11/19/41	100,000	69,186
2.545% due 11/08/32	375,000	311,176
2.580% due 04/22/32	75,000	63,162
2.595% due 02/24/26	100,000	94,833
2.739% due 10/15/30	75,000	65,524

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
2.947% due 02/24/28	$60,000	$55,668
2.956% due 05/13/31	65,000	56,226
2.963% due 01/25/33	100,000	85,587
3.109% due 04/22/51	250,000	177,498
3.157% due 04/22/42	300,000	228,567
3.200% due 06/15/26	100,000	95,911
3.328% due 04/22/52	70,000	51,432
3.509% due 01/23/29	185,000	173,258
3.540% due 05/01/28	100,000	94,647
3.625% due 05/13/24	200,000	197,544
3.702% due 05/06/30	150,000	139,596
3.882% due 07/24/38	150,000	132,465
3.964% due 11/15/48	100,000	82,970
4.032% due 07/24/48	150,000	126,612
4.080% due 04/26/26	250,000	245,592
4.452% due 12/05/29	150,000	145,801
4.851% due 07/25/28	500,000	499,524
4.912% due 07/25/33	500,000	497,415
5.500% due 10/15/40	100,000	103,528
5.546% due 12/15/25	200,000	201,478
5.600% due 07/15/41	100,000	104,206
5.717% due 09/14/33	190,000	194,786
6.400% due 05/15/38	300,000	341,363
KeyBank NA 5.850% due 11/15/27	250,000	246,041
KeyCorp
2.250% due 04/06/27	350,000	297,755
4.150% due 10/29/25	30,000	28,187
Kimco Realty OP LLC REIT
2.250% due 12/01/31	70,000	54,934
3.700% due 10/01/49	25,000	18,037
4.125% due 12/01/46	50,000	38,057
Kite Realty Group Trust REIT 4.750% due 09/15/30	25,000	22,631
Kreditanstalt fuer Wiederaufbau (Germany)
0.375% due 07/18/25	250,000	230,325
0.625% due 01/22/26	730,000	666,838
1.250% due 01/31/25	500,000	474,163
1.375% due 08/05/24	400,000	384,235
1.750% due 09/14/29	100,000	89,031
2.500% due 11/20/24	375,000	364,460
3.000% due 05/20/27	200,000	194,206
3.750% due 02/15/28	440,000	440,805
3.863% due 06/29/37	200,000	116,504
Landwirtschaftliche Rentenbank (Germany)
0.500% due 05/27/25	200,000	185,280
0.875% due 09/03/30	200,000	163,022
1.750% due 07/27/26	100,000	93,379
Lazard Group LLC
3.625% due 03/01/27	50,000	46,941
4.375% due 03/11/29	50,000	47,727
Legg Mason, Inc. 4.750% due 03/15/26	50,000	49,604
Life Storage LP REIT 4.000% due 06/15/29	100,000	91,971
Lincoln National Corp.
3.625% due 12/12/26	150,000	137,374
3.800% due 03/01/28	35,000	31,600
4.350% due 03/01/48	25,000	19,129
Lloyds Banking Group PLC (United Kingdom)
3.750% due 03/18/28	200,000	186,000
3.870% due 07/09/25	500,000	486,268
4.582% due 12/10/25	200,000	188,952
7.953% due 11/15/33	200,000	221,615
LXP Industrial Trust REIT 2.375% due 10/01/31	70,000	53,989
M&T Bank Corp. 4.553% due 08/16/28	65,000	60,206
Main Street Capital Corp. 3.000% due 07/14/26	100,000	87,306
Manufacturers & Traders Trust Co. 4.650% due 01/27/26	300,000	282,759

	Principal Amount	Value
Manulife Financial Corp. (Canada)
3.703% due 03/16/32	$100,000	$92,123
4.150% due 03/04/26	50,000	49,254
5.375% due 03/04/46	50,000	50,440
Markel Corp.
3.450% due 05/07/52	70,000	49,490
3.500% due 11/01/27	50,000	47,611
5.000% due 05/20/49	30,000	27,637
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31	45,000	37,279
3.500% due 03/10/25	75,000	73,105
3.750% due 03/14/26	100,000	97,895
4.200% due 03/01/48	100,000	85,951
4.375% due 03/15/29	70,000	69,443
5.750% due 11/01/32	100,000	107,455
Mastercard, Inc.
1.900% due 03/15/31	100,000	85,090
2.000% due 11/18/31	200,000	168,966
2.950% due 11/21/26	50,000	47,794
2.950% due 06/01/29	50,000	46,405
2.950% due 03/15/51	45,000	33,951
3.650% due 06/01/49	50,000	42,753
3.800% due 11/21/46	50,000	43,907
3.950% due 02/26/48	15,000	13,520
MetLife, Inc.
4.550% due 03/23/30	350,000	346,113
5.700% due 06/15/35	100,000	105,954
5.875% due 02/06/41	200,000	208,834
6.375% due 06/15/34	100,000	111,758
Mid-America Apartments LP REIT
3.600% due 06/01/27	100,000	95,510
3.950% due 03/15/29	25,000	24,001
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.962% due 10/11/25	200,000	186,388
1.640% due 10/13/27	200,000	175,926
2.048% due 07/17/30	200,000	163,621
2.852% due 01/19/33	200,000	165,144
3.677% due 02/22/27	100,000	96,211
3.777% due 03/02/25	50,000	48,643
3.850% due 03/01/26	200,000	192,031
3.961% due 03/02/28	50,000	48,153
4.050% due 09/11/28	150,000	146,288
4.788% due 07/18/25	250,000	247,677
5.441% due 02/22/34	200,000	202,232
5.475% due 02/22/31	200,000	201,562
5.719% due 02/20/26	500,000	501,633
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31	200,000	161,991
3.261% due 05/22/30	200,000	177,388
3.663% due 02/28/27	200,000	191,143
5.754% due 05/27/34	250,000	255,890
Morgan Stanley
0.864% due 10/21/25	70,000	64,976
1.164% due 10/21/25	225,000	210,260
1.512% due 07/20/27	100,000	88,952
1.593% due 05/04/27	145,000	130,055
1.794% due 02/13/32	65,000	51,069
2.188% due 04/28/26	500,000	469,390
2.239% due 07/21/32	100,000	80,309
2.475% due 01/21/28	170,000	155,438
2.484% due 09/16/36	100,000	76,035
2.699% due 01/22/31	445,000	383,564
2.720% due 07/22/25	565,000	544,888
2.802% due 01/25/52	400,000	264,550
2.943% due 01/21/33	135,000	114,474
3.125% due 07/27/26	70,000	66,350
3.217% due 04/22/42	55,000	42,530
3.591% due 07/22/28	100,000	94,533
3.622% due 04/01/31	200,000	183,030
3.625% due 01/20/27	300,000	289,023
4.300% due 01/27/45	100,000	88,555
4.350% due 09/08/26	90,000	87,749

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
4.431% due 01/23/30	$95,000	$91,673
4.457% due 04/22/39	150,000	137,297
5.050% due 01/28/27	560,000	558,878
5.123% due 02/01/29	600,000	605,234
5.597% due 03/24/51	100,000	105,383
5.948% due 01/19/38	300,000	298,615
6.342% due 10/18/33	325,000	355,247
7.250% due 04/01/32	100,000	117,292
Morgan Stanley Domestic Holdings, Inc.
3.800% due 08/24/27	15,000	14,207
4.500% due 06/20/28	50,000	49,442
Nasdaq, Inc.
1.650% due 01/15/31	150,000	118,437
2.500% due 12/21/40	150,000	99,080
National Australia Bank Ltd. (Australia) 5.132% due 11/22/24	250,000	251,734
National Retail Properties, Inc. REIT 4.300% due 10/15/28	35,000	32,984
Natwest Group PLC (United Kingdom)
3.032% due 11/28/35	350,000	267,056
3.073% due 05/22/28	200,000	181,110
7.472% due 11/10/26	300,000	310,319
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26	100,000	87,476
1.851% due 07/16/25	200,000	183,168
2.329% due 01/22/27	300,000	265,371
Nordic Investment Bank (Multi-National) 0.500% due 01/21/26	300,000	272,835
Northern Trust Corp.
1.950% due 05/01/30	75,000	62,582
3.375% due 05/08/32	63,000	57,249
3.650% due 08/03/28	50,000	46,838
4.000% due 05/10/27	35,000	34,329
Oaktree Specialty Lending Corp. 2.700% due 01/15/27	50,000	42,798
Oesterreichische Kontrollbank AG (Austria)
0.375% due 09/17/25	90,000	82,418
1.500% due 02/12/25	300,000	285,425
4.250% due 03/01/28	35,000	35,765
4.625% due 11/03/25	70,000	70,969
Old Republic International Corp. 3.850% due 06/11/51	55,000	41,343
Omega Healthcare Investors, Inc. REIT
4.500% due 01/15/25	25,000	23,974
4.750% due 01/15/28	50,000	46,388
4.950% due 04/01/24	100,000	98,853
ORIX Corp. (Japan)
3.700% due 07/18/27	50,000	47,626
4.000% due 04/13/32	100,000	92,158
Owl Rock Capital Corp.
2.875% due 06/11/28	100,000	81,185
3.750% due 07/22/25	100,000	91,299
4.000% due 03/30/25	25,000	23,332
OWL Rock Core Income Corp. 5.500% due 03/21/25	100,000	97,473
Physicians Realty LP REIT 2.625% due 11/01/31	50,000	39,443
Piedmont Operating Partnership LP REIT 2.750% due 04/01/32	35,000	24,086
PNC Bank NA
2.950% due 02/23/25	300,000	286,525
4.050% due 07/26/28	350,000	331,985
PNC Financial Services Group, Inc.
2.550% due 01/22/30	350,000	298,752
5.068% due 01/24/34	40,000	39,492
Principal Financial Group, Inc.
3.700% due 05/15/29	25,000	23,519
4.625% due 09/15/42	100,000	87,335
5.375% due 03/15/33	30,000	30,049
Private Export Funding Corp. 2.450% due 07/15/24	100,000	97,291
Progressive Corp.

	Principal Amount	Value
2.500% due 03/15/27	$40,000	$36,916
3.000% due 03/15/32	50,000	44,724
3.700% due 03/15/52	175,000	140,297
4.000% due 03/01/29	25,000	24,519
4.125% due 04/15/47	100,000	88,240
Prologis LP REIT
1.250% due 10/15/30	55,000	43,295
1.625% due 03/15/31	100,000	79,842
1.750% due 02/01/31	20,000	16,189
2.125% due 04/15/27	25,000	22,820
2.125% due 10/15/50	40,000	22,786
2.250% due 04/15/30	30,000	25,477
2.250% due 01/15/32	50,000	41,179
2.875% due 11/15/29	40,000	35,712
3.000% due 04/15/50	25,000	17,383
3.375% due 12/15/27	60,000	57,053
4.375% due 02/01/29	15,000	14,674
Prudential Financial, Inc.
1.500% due 03/10/26	20,000	18,257
2.100% due 03/10/30	15,000	12,825
3.000% due 03/10/40	25,000	18,962
3.700% due 10/01/50	175,000	143,017
3.700% due 03/13/51	150,000	113,870
3.935% due 12/07/49	132,000	104,790
4.350% due 02/25/50	50,000	42,866
5.200% due 03/15/44	100,000	95,272
6.625% due 06/21/40	50,000	55,396
Public Storage REIT
0.875% due 02/15/26	50,000	44,981
1.500% due 11/09/26	50,000	44,914
2.300% due 05/01/31	250,000	209,874
3.094% due 09/15/27	30,000	28,243
Raymond James Financial, Inc. 4.950% due 07/15/46	100,000	90,917
Realty Income Corp. REIT
1.800% due 03/15/33	50,000	37,179
2.200% due 06/15/28	35,000	30,898
2.850% due 12/15/32	30,000	24,832
3.000% due 01/15/27	50,000	46,745
3.875% due 04/15/25	150,000	146,297
4.625% due 11/01/25	50,000	49,309
4.850% due 03/15/30	65,000	64,100
4.875% due 06/01/26	25,000	24,893
Regency Centers LP REIT
3.600% due 02/01/27	30,000	28,747
3.700% due 06/15/30	35,000	31,627
4.400% due 02/01/47	35,000	28,627
Regions Financial Corp. 1.800% due 08/12/28	300,000	246,169
Reinsurance Group of America, Inc. 3.950% due 09/15/26	60,000	57,947
RenaissanceRe Finance, Inc. (Bermuda) 3.450% due 07/01/27	30,000	28,609
Royal Bank of Canada (Canada)
1.150% due 06/10/25	490,000	451,065
1.150% due 07/14/26	50,000	44,867
2.050% due 01/21/27	100,000	90,608
3.625% due 05/04/27	150,000	143,752
3.970% due 07/26/24	75,000	74,014
4.650% due 01/27/26	200,000	197,162
4.900% due 01/12/28	150,000	150,095
Santander Holdings USA, Inc.
2.490% due 01/06/28	70,000	60,603
4.260% due 06/09/25	75,000	72,472
4.400% due 07/13/27	145,000	135,879
Santander UK Group Holdings PLC (United Kingdom)
1.532% due 08/21/26	200,000	178,603
2.896% due 03/15/32	200,000	161,662
Simon Property Group LP REIT
1.375% due 01/15/27	300,000	264,209
2.000% due 09/13/24	100,000	95,554
2.450% due 09/13/29	100,000	85,887

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
2.650% due 07/15/30	$100,000	$84,710
3.250% due 11/30/26	50,000	47,364
3.250% due 09/13/49	100,000	68,280
3.375% due 06/15/27	100,000	94,128
4.250% due 11/30/46	50,000	40,701
5.850% due 03/08/53	200,000	199,438
Spirit Realty LP REIT 3.400% due 01/15/30	50,000	43,029
Stifel Financial Corp. 4.250% due 07/18/24	50,000	49,290
STORE Capital Corp. REIT 4.500% due 03/15/28	150,000	134,498
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.948% due 01/12/26	200,000	177,888
1.474% due 07/08/25	200,000	183,268
1.710% due 01/12/31	200,000	155,840
1.902% due 09/17/28	250,000	211,916
2.296% due 01/12/41	200,000	130,477
2.348% due 01/15/25	200,000	189,737
3.010% due 10/19/26	200,000	186,090
3.202% due 09/17/29	150,000	131,349
3.364% due 07/12/27	150,000	140,288
3.784% due 03/09/26	100,000	96,791
5.766% due 01/13/33	200,000	209,041
Sun Communities Operating LP REIT 2.300% due 11/01/28	65,000	55,549
Synchrony Financial
3.700% due 08/04/26	50,000	43,719
3.950% due 12/01/27	100,000	84,827
4.875% due 06/13/25	100,000	92,672
Tanger Properties LP REIT 3.875% due 07/15/27	50,000	45,260
Toronto-Dominion Bank (Canada)
0.700% due 09/10/24	350,000	329,242
0.750% due 01/06/26	200,000	178,136
1.200% due 06/03/26	100,000	89,155
4.285% due 09/13/24	200,000	197,767
4.693% due 09/15/27	200,000	198,105
5.103% due 01/09/26	100,000	100,675
5.156% due 01/10/28	500,000	505,518
Travelers Cos., Inc.
3.050% due 06/08/51	50,000	35,734
6.250% due 06/15/37	125,000	141,941
Travelers Property Casualty Corp. 6.375% due 03/15/33	100,000	114,376
Truist Financial Corp.
1.125% due 08/03/27	100,000	84,633
1.200% due 08/05/25	135,000	121,487
1.267% due 03/02/27	120,000	105,814
1.887% due 06/07/29	125,000	104,477
1.950% due 06/05/30	135,000	108,973
2.500% due 08/01/24	300,000	286,902
3.700% due 06/05/25	100,000	95,390
4.000% due 05/01/25	100,000	96,582
4.873% due 01/26/29	40,000	39,039
4.916% due 07/28/33	100,000	93,284
U.S. Bancorp 4.839% due 02/01/34	200,000	194,181
UDR, Inc. REIT
2.100% due 06/15/33	100,000	75,369
3.100% due 11/01/34	50,000	40,972
3.200% due 01/15/30	50,000	44,744
4.400% due 01/26/29	25,000	24,006
Unum Group
4.000% due 06/15/29	70,000	65,422
4.125% due 06/15/51	100,000	71,643
US Bancorp
1.375% due 07/22/30	150,000	117,561
1.450% due 05/12/25	150,000	138,243
2.491% due 11/03/36	200,000	154,524
3.600% due 09/11/24	400,000	387,157
4.548% due 07/22/28	100,000	97,526

	Principal Amount	Value
5.850% due 10/21/33	$30,000	$31,361
Ventas Realty LP REIT
3.000% due 01/15/30	50,000	43,264
3.250% due 10/15/26	100,000	93,578
4.000% due 03/01/28	50,000	47,008
4.125% due 01/15/26	31,000	30,097
Visa, Inc.
1.100% due 02/15/31	200,000	159,845
1.900% due 04/15/27	250,000	230,160
2.050% due 04/15/30	300,000	261,792
3.650% due 09/15/47	25,000	21,842
4.150% due 12/14/35	30,000	29,533
4.300% due 12/14/45	100,000	96,414
Voya Financial, Inc.
3.650% due 06/15/26	50,000	47,850
4.800% due 06/15/46	30,000	25,509
W R Berkley Corp. 4.000% due 05/12/50	115,000	93,056
Wachovia Corp. 5.500% due 08/01/35	200,000	199,954
Wells Fargo & Co.
0.805% due 05/19/25	25,000	23,751
2.188% due 04/30/26	300,000	281,358
2.393% due 06/02/28	500,000	450,564
2.406% due 10/30/25	130,000	123,617
3.000% due 04/22/26	150,000	141,797
3.000% due 10/23/26	150,000	140,447
3.068% due 04/30/41	500,000	373,387
3.196% due 06/17/27	260,000	244,680
3.350% due 03/02/33	390,000	338,363
3.526% due 03/24/28	355,000	335,252
3.908% due 04/25/26	250,000	242,838
4.150% due 01/24/29	200,000	191,170
4.478% due 04/04/31	200,000	191,595
4.540% due 08/15/26	100,000	98,249
4.611% due 04/25/53	250,000	222,088
4.808% due 07/25/28	65,000	64,238
4.897% due 07/25/33	65,000	63,486
5.013% due 04/04/51	250,000	235,740
5.606% due 01/15/44	100,000	96,598
Wells Fargo Bank NA 6.600% due 01/15/38	100,000	112,033
Welltower OP LLC REIT
2.050% due 01/15/29	60,000	50,119
2.750% due 01/15/31	145,000	120,635
2.750% due 01/15/32	50,000	40,942
2.800% due 06/01/31	100,000	83,158
4.125% due 03/15/29	100,000	93,406
Westpac Banking Corp. (Australia)
1.953% due 11/20/28	100,000	87,102
2.150% due 06/03/31	100,000	84,518
2.700% due 08/19/26	150,000	140,823
2.894% due 02/04/30	200,000	187,682
2.963% due 11/16/40	200,000	134,548
3.400% due 01/25/28	100,000	95,048
4.043% due 08/26/27	100,000	98,378
4.110% due 07/24/34	65,000	58,263
4.421% due 07/24/39	45,000	37,809
5.457% due 11/18/27	100,000	103,650
Weyerhaeuser Co. REIT
4.000% due 11/15/29	100,000	94,513
7.375% due 03/15/32	100,000	115,005
Willis North America, Inc.
2.950% due 09/15/29	75,000	66,161
3.875% due 09/15/49	35,000	26,327
4.650% due 06/15/27	100,000	98,482
WP Carey, Inc. REIT 4.600% due 04/01/24	100,000	97,894
XL Group Ltd. (Bermuda) 5.250% due 12/15/43	50,000	49,835

		113,363,389

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Industrial - 1.8%
3M Co.
2.375% due 08/26/29	$300,000	$265,352
2.875% due 10/15/27	100,000	93,603
3.250% due 08/26/49	200,000	149,149
4.000% due 09/14/48	250,000	211,567
Agilent Technologies, Inc. 2.300% due 03/12/31	100,000	83,864
Allegion US Holding Co., Inc.
3.200% due 10/01/24	50,000	48,563
3.550% due 10/01/27	50,000	46,742
Amcor Flexibles North America, Inc.
2.690% due 05/25/31	65,000	54,125
4.000% due 05/17/25	65,000	63,692
Amphenol Corp.
2.050% due 03/01/25	25,000	23,819
2.200% due 09/15/31	60,000	49,812
4.350% due 06/01/29	50,000	49,888
Arrow Electronics, Inc.
3.250% due 09/08/24	100,000	97,198
3.875% due 01/12/28	25,000	23,745
Avnet, Inc.
4.625% due 04/15/26	25,000	24,720
6.250% due 03/15/28	100,000	101,869
Berry Global, Inc. 1.570% due 01/15/26	200,000	181,699
Boeing Co.
2.196% due 02/04/26	500,000	464,128
2.750% due 02/01/26	50,000	47,474
2.950% due 02/01/30	100,000	88,342
3.200% due 03/01/29	200,000	182,879
3.250% due 02/01/28	50,000	46,614
3.250% due 03/01/28	25,000	23,082
3.550% due 03/01/38	15,000	11,936
3.625% due 02/01/31	30,000	27,509
3.625% due 03/01/48	10,000	7,184
3.750% due 02/01/50	100,000	75,876
3.825% due 03/01/59	50,000	35,341
3.850% due 11/01/48	35,000	26,220
4.875% due 05/01/25	85,000	84,869
5.150% due 05/01/30	150,000	151,016
5.705% due 05/01/40	200,000	202,528
5.805% due 05/01/50	400,000	403,222
5.875% due 02/15/40	50,000	51,743
5.930% due 05/01/60	150,000	150,121
Burlington Northern Santa Fe LLC
3.050% due 02/15/51	200,000	146,079
3.300% due 09/15/51	200,000	153,140
3.550% due 02/15/50	150,000	120,640
3.650% due 09/01/25	50,000	48,979
4.125% due 06/15/47	50,000	44,458
4.450% due 01/15/53	300,000	281,210
4.700% due 09/01/45	50,000	47,718
5.750% due 05/01/40	100,000	107,800
Canadian National Railway Co. (Canada)
2.950% due 11/21/24	100,000	97,421
3.850% due 08/05/32	100,000	95,188
6.200% due 06/01/36	50,000	56,368
Canadian Pacific Railway Co. (Canada)
2.450% due 12/02/31	200,000	173,265
2.900% due 02/01/25	150,000	144,545
3.100% due 12/02/51	200,000	143,515
4.000% due 06/01/28	35,000	34,417
4.800% due 09/15/35	20,000	19,996
6.125% due 09/15/15	30,000	32,271
Carlisle Cos., Inc.
2.200% due 03/01/32	100,000	77,772
3.750% due 12/01/27	50,000	47,574
Carrier Global Corp.
2.242% due 02/15/25	35,000	33,414
2.493% due 02/15/27	35,000	32,541

	Principal Amount	Value
2.722% due 02/15/30	$50,000	$43,777
3.377% due 04/05/40	15,000	11,944
3.577% due 04/05/50	450,000	341,338
Caterpillar Financial Services Corp.
0.450% due 05/17/24	50,000	47,741
0.800% due 11/13/25	60,000	54,775
0.900% due 03/02/26	200,000	181,461
3.400% due 05/13/25	100,000	98,001
Caterpillar, Inc.
2.600% due 04/09/30	500,000	448,573
3.250% due 09/19/49	100,000	79,658
3.803% due 08/15/42	100,000	89,237
CNH Industrial Capital LLC 1.450% due 07/15/26	100,000	89,628
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	33,639
CSX Corp.
3.250% due 06/01/27	250,000	238,801
3.400% due 08/01/24	200,000	195,684
4.100% due 11/15/32	100,000	96,445
4.500% due 03/15/49	65,000	59,342
4.650% due 03/01/68	45,000	40,347
5.500% due 04/15/41	75,000	77,308
Deere & Co.
2.875% due 09/07/49	15,000	11,353
3.900% due 06/09/42	100,000	92,031
Dover Corp. 5.375% due 03/01/41	50,000	50,854
Eagle Materials, Inc. 2.500% due 07/01/31	50,000	40,996
Eaton Corp.
4.000% due 11/02/32	100,000	95,251
4.150% due 03/15/33	55,000	53,235
Emerson Electric Co.
0.875% due 10/15/26	35,000	31,061
2.200% due 12/21/31	100,000	84,772
3.150% due 06/01/25	100,000	97,071
FedEx Corp.
3.100% due 08/05/29	50,000	45,931
3.875% due 08/01/42	100,000	81,608
4.200% due 10/17/28	100,000	98,625
4.400% due 01/15/47	50,000	43,047
4.750% due 11/15/45	50,000	45,217
5.250% due 05/15/50	350,000	343,401
Flex Ltd.
3.750% due 02/01/26	50,000	48,041
4.750% due 06/15/25	50,000	49,115
4.875% due 06/15/29	25,000	24,227
Fortive Corp. 4.300% due 06/15/46	125,000	101,669
GATX Corp.
3.250% due 03/30/25	100,000	95,785
4.550% due 11/07/28	25,000	24,535
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/35	350,000	339,448
General Dynamics Corp.
2.250% due 06/01/31	5,000	4,313
2.850% due 06/01/41	10,000	7,833
3.750% due 05/15/28	180,000	175,807
4.250% due 04/01/50	200,000	187,347
Honeywell International, Inc.
1.100% due 03/01/27	300,000	269,555
2.300% due 08/15/24	100,000	97,136
2.500% due 11/01/26	100,000	95,010
2.700% due 08/15/29	60,000	55,305
Hubbell, Inc. 3.350% due 03/01/26	50,000	48,346
Huntington Ingalls Industries, Inc. 2.043% due 08/16/28	50,000	42,898
IDEX Corp.
2.625% due 06/15/31	100,000	84,422
3.000% due 05/01/30	15,000	13,229

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Illinois Tool Works, Inc. 4.875% due 09/15/41	$100,000	$102,558
Jabil, Inc.
1.700% due 04/15/26	65,000	58,416
3.950% due 01/12/28	55,000	51,835
John Deere Capital Corp.
0.450% due 06/07/24	35,000	33,340
0.625% due 09/10/24	70,000	66,286
1.300% due 10/13/26	250,000	225,851
1.750% due 03/09/27	50,000	45,468
2.000% due 06/17/31	100,000	83,554
2.350% due 03/08/27	50,000	46,474
2.650% due 06/10/26	100,000	95,120
2.800% due 09/08/27	50,000	47,085
3.400% due 09/11/25	50,000	48,794
3.450% due 03/13/25	50,000	49,209
3.900% due 06/07/32	20,000	19,298
4.150% due 09/15/27	100,000	99,530
4.800% due 01/09/26	65,000	66,027
Johnson Controls International PLC
3.625% due 07/02/24	40,000	39,350
3.900% due 02/14/26	19,000	18,519
4.500% due 02/15/47	40,000	35,277
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.750% due 09/15/30	15,000	12,365
4.900% due 12/01/32	40,000	40,615
Kansas City Southern 4.950% due 08/15/45	100,000	93,899
Kennametal, Inc. 4.625% due 06/15/28	50,000	48,406
Keysight Technologies, Inc. 4.550% due 10/30/24	100,000	98,985
L3Harris Technologies, Inc.
2.900% due 12/15/29	30,000	26,533
3.850% due 12/15/26	25,000	24,385
4.400% due 06/15/28	100,000	98,034
Lockheed Martin Corp.
3.550% due 01/15/26	50,000	49,548
3.600% due 03/01/35	25,000	23,376
3.800% due 03/01/45	20,000	17,317
3.900% due 06/15/32	45,000	43,797
4.150% due 06/15/53	385,000	350,492
4.500% due 05/15/36	20,000	19,791
4.700% due 05/15/46	44,000	43,743
6.150% due 09/01/36	100,000	113,486
Martin Marietta Materials, Inc.
2.500% due 03/15/30	65,000	55,269
3.450% due 06/01/27	21,000	19,944
Masco Corp.
2.000% due 02/15/31	100,000	80,125
3.500% due 11/15/27	100,000	94,415
Mohawk Industries, Inc. 3.625% due 05/15/30	50,000	45,364
Norfolk Southern Corp.
2.300% due 05/15/31	250,000	209,719
3.155% due 05/15/55	20,000	13,726
3.800% due 08/01/28	30,000	28,903
3.942% due 11/01/47	63,000	51,842
4.550% due 06/01/53	145,000	130,651
4.650% due 01/15/46	50,000	45,051
4.837% due 10/01/41	50,000	47,013
Northrop Grumman Corp.
3.250% due 01/15/28	350,000	332,714
3.850% due 04/15/45	100,000	83,983
4.700% due 03/15/33	60,000	60,651
nVent Finance SARL (United Kingdom) 2.750% due 11/15/31	50,000	40,612
Oshkosh Corp. 3.100% due 03/01/30	15,000	13,270
Otis Worldwide Corp.
2.056% due 04/05/25	20,000	18,888

	Principal Amount	Value
2.293% due 04/05/27	$20,000	$18,240
3.112% due 02/15/40	50,000	38,842
3.362% due 02/15/50	30,000	22,311
Owens Corning 3.875% due 06/01/30	150,000	139,020
Packaging Corp. of America
3.400% due 12/15/27	35,000	33,286
3.650% due 09/15/24	100,000	98,409
Parker-Hannifin Corp.
3.250% due 06/14/29	300,000	276,578
4.000% due 06/14/49	20,000	17,110
6.250% due 05/15/38	100,000	111,046
Precision Castparts Corp.
3.250% due 06/15/25	50,000	48,829
4.375% due 06/15/45	50,000	46,222
Raytheon Technologies Corp.
2.250% due 07/01/30	100,000	85,722
3.030% due 03/15/52	250,000	181,301
3.125% due 07/01/50	100,000	74,711
3.500% due 03/15/27	200,000	193,552
3.750% due 11/01/46	50,000	41,432
3.950% due 08/16/25	25,000	24,721
4.125% due 11/16/28	60,000	59,197
4.350% due 04/15/47	200,000	181,391
4.450% due 11/16/38	20,000	18,990
4.500% due 06/01/42	300,000	284,620
4.625% due 11/16/48	35,000	33,322
5.375% due 02/27/53	100,000	105,398
Regal Rexnord Corp. 6.050% due 04/15/28 ~	250,000	250,294
Republic Services, Inc.
3.200% due 03/15/25	100,000	97,218
3.375% due 11/15/27	120,000	114,632
3.950% due 05/15/28	100,000	97,321
Ryder System, Inc.
1.750% due 09/01/26	65,000	58,367
4.300% due 06/15/27	75,000	72,965
Snap-on, Inc. 3.100% due 05/01/50	35,000	26,715
Stanley Black & Decker, Inc.
2.750% due 11/15/50	50,000	29,727
4.250% due 11/15/28	100,000	96,652
6.272% due 03/06/26	100,000	101,214
Teledyne Technologies, Inc. 2.750% due 04/01/31	200,000	170,699
Textron, Inc.
3.650% due 03/15/27	100,000	95,666
4.000% due 03/15/26	25,000	24,630
Trane Technologies Financing Ltd. 5.250% due 03/03/33	45,000	46,549
Trane Technologies Luxembourg Finance SA 3.800% due 03/21/29	100,000	94,852
Trimble, Inc. 4.900% due 06/15/28	50,000	49,735
Tyco Electronics Group SA (Switzerland)
2.500% due 02/04/32	45,000	38,443
4.500% due 02/13/26	60,000	60,147
Union Pacific Corp.
2.375% due 05/20/31	40,000	34,556
2.750% due 03/01/26	25,000	23,876
2.891% due 04/06/36	125,000	103,385
2.973% due 09/16/62	25,000	16,597
3.000% due 04/15/27	100,000	95,506
3.200% due 05/20/41	370,000	298,585
3.250% due 08/15/25	50,000	48,603
3.350% due 08/15/46	50,000	38,699
3.550% due 05/20/61	100,000	76,091
3.600% due 09/15/37	20,000	17,623
3.750% due 07/15/25	50,000	49,325
3.799% due 04/06/71	30,000	23,358
4.750% due 02/21/26	125,000	126,580
4.950% due 05/15/53	200,000	202,966

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
United Parcel Service, Inc.
3.400% due 11/15/46	$200,000	$160,292
4.875% due 03/03/33	260,000	267,015
5.300% due 04/01/50	250,000	268,194
6.200% due 01/15/38	50,000	57,032
Vulcan Materials Co.
4.500% due 06/15/47	100,000	89,082
5.800% due 03/01/26	35,000	35,338
Waste Connections, Inc.
3.500% due 05/01/29	100,000	93,417
4.200% due 01/15/33	70,000	67,237
Waste Management, Inc.
0.750% due 11/15/25	206,000	187,504
2.950% due 06/01/41	35,000	26,833
3.150% due 11/15/27	100,000	95,143
4.625% due 02/15/33	200,000	200,592
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/28	100,000	98,161
WRKCo, Inc.
3.000% due 09/15/24	100,000	96,835
4.000% due 03/15/28	100,000	95,658
4.200% due 06/01/32	50,000	46,070
Xylem, Inc.
3.250% due 11/01/26	30,000	28,561
4.375% due 11/01/46	25,000	21,851

		21,253,519

Technology - 1.9%
Activision Blizzard, Inc.
1.350% due 09/15/30	35,000	28,369
2.500% due 09/15/50	100,000	67,122
3.400% due 09/15/26	50,000	48,446
Adobe, Inc. 1.900% due 02/01/25	230,000	220,170
Analog Devices, Inc.
2.100% due 10/01/31	60,000	50,556
2.800% due 10/01/41	50,000	38,212
2.950% due 10/01/51	55,000	40,360
3.450% due 06/15/27 ~	100,000	96,740
3.500% due 12/05/26	100,000	97,138
Apple, Inc.
0.700% due 02/08/26	400,000	364,120
1.125% due 05/11/25	65,000	61,030
1.400% due 08/05/28	100,000	87,661
1.650% due 05/11/30	410,000	349,273
1.650% due 02/08/31	200,000	167,449
1.700% due 08/05/31	100,000	83,178
1.800% due 09/11/24	100,000	96,437
2.050% due 09/11/26	100,000	93,574
2.200% due 09/11/29	100,000	89,535
2.550% due 08/20/60	250,000	165,282
2.650% due 05/11/50	100,000	70,587
2.650% due 02/08/51	450,000	315,771
2.700% due 08/05/51	100,000	70,556
2.850% due 08/05/61	100,000	69,071
2.950% due 09/11/49	65,000	49,154
3.000% due 11/13/27	100,000	96,093
3.250% due 02/23/26	570,000	557,896
3.350% due 02/09/27	200,000	195,423
3.750% due 09/12/47	75,000	65,712
3.750% due 11/13/47	50,000	43,909
3.850% due 08/04/46	35,000	31,301
4.250% due 02/09/47	100,000	95,954
4.500% due 02/23/36	50,000	51,671
4.650% due 02/23/46	445,000	448,626
Applied Materials, Inc.
1.750% due 06/01/30	30,000	25,214
3.900% due 10/01/25	35,000	34,575
4.350% due 04/01/47	45,000	42,348
5.100% due 10/01/35	35,000	36,629

	Principal Amount	Value
Autodesk, Inc.
2.400% due 12/15/31	$80,000	$66,582
2.850% due 01/15/30	55,000	48,618
Broadcom, Inc.
2.450% due 02/15/31 ~	200,000	163,836
3.419% due 04/15/33 ~	250,000	209,355
3.459% due 09/15/26	26,000	24,862
3.500% due 02/15/41 ~	315,000	237,892
3.750% due 02/15/51 ~	140,000	103,320
4.110% due 09/15/28	211,000	201,779
4.150% due 04/15/32 ~	40,000	36,467
4.300% due 11/15/32	200,000	184,374
4.750% due 04/15/29	150,000	148,192
5.000% due 04/15/30	200,000	198,784
Broadridge Financial Solutions, Inc. 3.400% due 06/27/26	50,000	47,838
CDW LLC/CDW Finance Corp. 3.569% due 12/01/31	250,000	215,258
Dell International LLC/EMC Corp.
4.000% due 07/15/24	50,000	49,341
4.900% due 10/01/26	100,000	99,807
5.300% due 10/01/29	100,000	100,826
5.850% due 07/15/25	200,000	203,371
6.020% due 06/15/26	500,000	513,412
8.100% due 07/15/36	27,000	31,528
8.350% due 07/15/46	13,000	15,857
Electronic Arts, Inc.
1.850% due 02/15/31	30,000	24,766
2.950% due 02/15/51	20,000	13,806
4.800% due 03/01/26	50,000	50,393
Fidelity National Information Services, Inc.
1.150% due 03/01/26	350,000	311,734
1.650% due 03/01/28	20,000	17,124
2.250% due 03/01/31	50,000	40,032
3.100% due 03/01/41	10,000	7,005
Fiserv, Inc.
2.250% due 06/01/27	100,000	90,541
2.650% due 06/01/30	100,000	86,383
2.750% due 07/01/24	100,000	97,056
3.200% due 07/01/26	25,000	23,742
3.500% due 07/01/29	45,000	41,786
3.850% due 06/01/25	100,000	97,973
4.400% due 07/01/49	40,000	34,209
Genpact Luxembourg SARL 3.375% due 12/01/24	25,000	24,243
Hewlett Packard Enterprise Co.
4.900% due 10/15/25	250,000	249,706
6.200% due 10/15/35	50,000	53,650
6.350% due 10/15/45	50,000	52,711
HP, Inc.
2.650% due 06/17/31	100,000	81,631
4.000% due 04/15/29	100,000	94,961
4.200% due 04/15/32	100,000	90,195
4.750% due 01/15/28	100,000	98,909
6.000% due 09/15/41	55,000	56,361
Intel Corp.
1.600% due 08/12/28	25,000	21,859
2.000% due 08/12/31	50,000	41,209
2.450% due 11/15/29	150,000	132,166
2.600% due 05/19/26	100,000	95,032
2.800% due 08/12/41	40,000	29,051
3.050% due 08/12/51	20,000	13,679
3.200% due 08/12/61	25,000	16,569
3.250% due 11/15/49	500,000	356,339
3.700% due 07/29/25	145,000	143,004
4.150% due 08/05/32	100,000	96,506
4.600% due 03/25/40	400,000	376,178
4.875% due 02/10/26	200,000	202,635
4.875% due 02/10/28	75,000	76,241
4.900% due 08/05/52	100,000	93,264
5.200% due 02/10/33	315,000	321,014
5.625% due 02/10/43	50,000	51,284
5.700% due 02/10/53	35,000	35,761
5.900% due 02/10/63	250,000	257,619

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
International Business Machines Corp.
2.850% due 05/15/40	$100,000	$73,820
3.000% due 05/15/24	200,000	196,346
3.300% due 05/15/26	300,000	289,490
3.500% due 05/15/29	170,000	159,777
4.150% due 05/15/39	100,000	88,660
4.250% due 05/15/49	300,000	258,228
4.750% due 02/06/33	200,000	198,901
5.100% due 02/06/53	200,000	191,489
5.600% due 11/30/39	26,000	27,072
Intuit, Inc. 1.650% due 07/15/30	15,000	12,502
KLA Corp.
4.650% due 07/15/32	60,000	60,608
4.950% due 07/15/52	100,000	99,229
Lam Research Corp.
4.000% due 03/15/29	55,000	53,930
4.875% due 03/15/49	25,000	24,787
Leidos, Inc.
2.300% due 02/15/31	55,000	44,662
5.750% due 03/15/33	45,000	46,018
Micron Technology, Inc.
2.703% due 04/15/32	20,000	16,026
3.366% due 11/01/41	15,000	10,649
3.477% due 11/01/51	25,000	16,324
6.750% due 11/01/29	250,000	265,706
Microsoft Corp.
2.400% due 08/08/26	250,000	238,058
2.525% due 06/01/50	485,000	343,657
2.675% due 06/01/60	166,000	114,775
2.921% due 03/17/52	278,000	211,620
3.125% due 11/03/25	100,000	97,572
3.300% due 02/06/27	300,000	294,495
3.450% due 08/08/36	72,000	66,670
3.700% due 08/08/46	500,000	454,898
NVIDIA Corp.
0.584% due 06/14/24	75,000	71,635
2.000% due 06/15/31	100,000	84,184
2.850% due 04/01/30	250,000	227,722
3.500% due 04/01/50	200,000	163,952
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
2.500% due 05/11/31	100,000	82,732
3.250% due 05/11/41	60,000	43,781
4.300% due 06/18/29	150,000	144,168
4.400% due 06/01/27	40,000	39,537
5.000% due 01/15/33	50,000	49,052
Oracle Corp.
1.650% due 03/25/26	545,000	500,924
2.300% due 03/25/28	70,000	62,670
2.800% due 04/01/27	500,000	465,017
2.875% due 03/25/31	75,000	64,216
2.950% due 05/15/25	150,000	144,464
3.250% due 11/15/27	350,000	329,109
3.600% due 04/01/40	500,000	388,522
3.650% due 03/25/41	80,000	61,793
3.850% due 07/15/36	50,000	42,790
3.850% due 04/01/60	300,000	209,722
3.900% due 05/15/35	105,000	91,820
3.950% due 03/25/51	120,000	90,475
4.000% due 07/15/46	250,000	191,070
4.100% due 03/25/61	95,000	70,033
4.300% due 07/08/34	100,000	91,748
4.375% due 05/15/55	200,000	157,701
6.125% due 07/08/39	100,000	104,141
6.250% due 11/09/32	200,000	215,220
6.500% due 04/15/38	100,000	108,452
Qorvo, Inc. 1.750% due 12/15/24 ~	30,000	27,880
QUALCOMM, Inc.
2.900% due 05/20/24	50,000	49,071

	Principal Amount	Value
3.250% due 05/20/27	$50,000	$48,392
3.450% due 05/20/25	150,000	147,293
4.250% due 05/20/32	20,000	20,018
4.300% due 05/20/47	30,000	27,844
4.500% due 05/20/52	45,000	41,988
4.800% due 05/20/45	150,000	149,556
6.000% due 05/20/53	350,000	398,122
Roper Technologies, Inc.
1.750% due 02/15/31	200,000	159,998
2.350% due 09/15/24	15,000	14,447
3.800% due 12/15/26	30,000	29,090
4.200% due 09/15/28	95,000	93,485
Salesforce, Inc.
0.625% due 07/15/24	55,000	52,256
1.500% due 07/15/28	65,000	57,342
1.950% due 07/15/31	80,000	67,033
2.700% due 07/15/41	60,000	45,120
2.900% due 07/15/51	100,000	71,029
3.050% due 07/15/61	50,000	34,367
ServiceNow, Inc. 1.400% due 09/01/30	65,000	52,392
Texas Instruments, Inc.
1.375% due 03/12/25	250,000	236,150
4.150% due 05/15/48	100,000	93,116
TSMC Arizona Corp. (Taiwan)
3.125% due 10/25/41	200,000	160,905
3.875% due 04/22/27	200,000	196,558
VMware, Inc.
2.200% due 08/15/31	250,000	198,077
3.900% due 08/21/27	30,000	28,737
Western Digital Corp.
2.850% due 02/01/29	30,000	24,407
3.100% due 02/01/32	55,000	41,503
Xilinx, Inc. 2.950% due 06/01/24	100,000	97,705

		22,461,268

Utilities - 2.1%
AEP Texas, Inc.
3.450% due 05/15/51	35,000	25,753
4.700% due 05/15/32	100,000	97,816
AEP Transmission Co. LLC 4.250% due 09/15/48	35,000	30,797
AES Corp.
1.375% due 01/15/26	75,000	67,540
2.450% due 01/15/31	100,000	81,508
Alabama Power Co.
3.125% due 07/15/51	100,000	71,097
4.150% due 08/15/44	90,000	77,489
4.300% due 07/15/48	15,000	13,035
Ameren Illinois Co.
3.250% due 03/01/25	50,000	48,677
3.800% due 05/15/28	50,000	48,675
3.850% due 09/01/32	50,000	47,332
4.150% due 03/15/46	50,000	43,255
American Electric Power Co., Inc.
1.000% due 11/01/25	30,000	27,258
5.950% due 11/01/32	100,000	106,493
American Water Capital Corp.
2.300% due 06/01/31	50,000	42,253
2.950% due 09/01/27	35,000	32,972
3.250% due 06/01/51	50,000	36,613
3.450% due 06/01/29	100,000	93,636
3.750% due 09/01/47	50,000	40,396
4.300% due 12/01/42	100,000	87,888
4.450% due 06/01/32	75,000	73,909
Appalachian Power Co.
3.700% due 05/01/50	150,000	116,091
7.000% due 04/01/38	150,000	174,329
Arizona Public Service Co.
2.200% due 12/15/31	65,000	51,786
2.950% due 09/15/27	50,000	46,364
4.500% due 04/01/42	100,000	87,038

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Atmos Energy Corp.
2.625% due 09/15/29	$150,000	$134,376
3.000% due 06/15/27	30,000	28,390
4.150% due 01/15/43	64,000	56,806
4.300% due 10/01/48	50,000	44,432
Avangrid, Inc. 3.150% due 12/01/24	50,000	48,493
Baltimore Gas and Electric Co.
2.900% due 06/15/50	30,000	20,686
3.200% due 09/15/49	70,000	51,535
3.750% due 08/15/47	50,000	39,960
Berkshire Hathaway Energy Co.
3.250% due 04/15/28	30,000	28,500
3.800% due 07/15/48	25,000	20,147
4.250% due 10/15/50	200,000	172,265
4.450% due 01/15/49	50,000	45,070
4.600% due 05/01/53	250,000	228,348
6.125% due 04/01/36	99,000	109,124
Black Hills Corp.
3.150% due 01/15/27	50,000	46,985
4.350% due 05/01/33	30,000	27,594
5.950% due 03/15/28	100,000	103,682
CenterPoint Energy Houston Electric LLC
2.350% due 04/01/31	55,000	46,967
2.400% due 09/01/26	50,000	46,595
3.000% due 02/01/27	50,000	47,592
3.350% due 04/01/51	85,000	64,931
CenterPoint Energy Resources Corp.
4.000% due 04/01/28	100,000	97,890
5.250% due 03/01/28	200,000	205,228
Commonwealth Edison Co.
3.150% due 03/15/32	35,000	31,370
3.700% due 08/15/28	20,000	19,224
3.750% due 08/15/47	50,000	40,896
3.800% due 10/01/42	100,000	84,727
4.900% due 02/01/33	45,000	45,881
Connecticut Light & Power Co.
0.750% due 12/01/25	150,000	134,315
4.150% due 06/01/45	25,000	21,707
Consolidated Edison Co. of New York, Inc.
2.400% due 06/15/31	50,000	42,396
3.600% due 06/15/61	50,000	37,720
3.950% due 03/01/43	100,000	84,395
3.950% due 04/01/50	250,000	207,584
4.000% due 12/01/28	100,000	97,811
4.125% due 05/15/49	50,000	41,958
4.300% due 12/01/56	50,000	42,089
4.500% due 12/01/45	100,000	89,316
6.150% due 11/15/52	70,000	79,017
Constellation Energy Generation LLC 5.600% due 03/01/28	155,000	159,656
Consumers Energy Co.
3.250% due 08/15/46	50,000	37,480
3.600% due 08/15/32	65,000	60,209
3.800% due 11/15/28	100,000	96,579
4.350% due 04/15/49	100,000	90,548
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43	100,000	92,413
5.300% due 05/15/33	50,000	51,996
5.450% due 02/01/41	50,000	51,295
Dominion Energy, Inc.
1.450% due 04/15/26	40,000	36,053
2.250% due 08/15/31	45,000	37,090
2.850% due 08/15/26	30,000	28,159
3.071% due 08/15/24	70,000	67,939
3.300% due 04/15/41	30,000	23,175
3.375% due 04/01/30	350,000	318,462
4.250% due 06/01/28	50,000	48,671
4.700% due 12/01/44	100,000	89,260
DTE Electric Co.

	Principal Amount	Value
2.250% due 03/01/30	$50,000	$43,430
2.950% due 03/01/50	50,000	35,221
3.000% due 03/01/32	150,000	132,207
3.375% due 03/01/25	50,000	48,682
3.650% due 03/01/52	55,000	43,880
DTE Energy Co. 4.220% due 11/01/24	75,000	74,203
Duke Energy Carolinas LLC
3.750% due 06/01/45	200,000	162,678
4.950% due 01/15/33	100,000	102,829
5.350% due 01/15/53	100,000	104,226
6.050% due 04/15/38	110,000	120,456
6.100% due 06/01/37	25,000	27,033
Duke Energy Corp.
2.450% due 06/01/30	160,000	136,465
2.550% due 06/15/31	100,000	83,773
3.150% due 08/15/27	50,000	47,028
3.300% due 06/15/41	100,000	75,492
3.500% due 06/15/51	100,000	73,230
3.950% due 08/15/47	50,000	39,820
4.200% due 06/15/49	65,000	53,301
4.500% due 08/15/32	180,000	174,189
Duke Energy Florida LLC
1.750% due 06/15/30	250,000	206,679
2.500% due 12/01/29	50,000	44,078
5.950% due 11/15/52	40,000	44,583
Duke Energy Indiana LLC
2.750% due 04/01/50	60,000	39,764
3.250% due 10/01/49	50,000	36,666
3.750% due 05/15/46	50,000	39,953
4.900% due 07/15/43	100,000	96,826
5.400% due 04/01/53	200,000	203,987
Duke Energy Ohio, Inc. 2.125% due 06/01/30	35,000	29,269
Duke Energy Progress LLC 3.700% due 09/01/28	100,000	96,045
Edison International
4.700% due 08/15/25	200,000	197,375
5.750% due 06/15/27	10,000	10,222
El Paso Electric Co. 5.000% due 12/01/44	50,000	45,336
Emera US Finance LP (Canada)
3.550% due 06/15/26	35,000	33,386
4.750% due 06/15/46	200,000	162,562
Enel Chile SA (Chile) 4.875% due 06/12/28	50,000	48,794
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	48,912
Entergy Arkansas LLC
3.500% due 04/01/26	50,000	48,755
4.200% due 04/01/49	50,000	42,920
Entergy Corp.
0.900% due 09/15/25	150,000	135,157
2.800% due 06/15/30	100,000	86,619
2.950% due 09/01/26	30,000	28,211
Entergy Louisiana LLC
2.350% due 06/15/32	100,000	82,218
3.100% due 06/15/41	400,000	310,429
3.250% due 04/01/28	50,000	46,711
4.200% due 09/01/48	50,000	43,408
4.950% due 01/15/45	40,000	37,409
5.590% due 10/01/24	50,000	50,426
Essential Utilities, Inc.
2.400% due 05/01/31	100,000	83,385
5.300% due 05/01/52	25,000	24,259
Evergy Kansas Central, Inc.
3.100% due 04/01/27	50,000	47,656
4.100% due 04/01/43	100,000	87,884
5.700% due 03/15/53	65,000	68,328
Evergy Metro, Inc. 3.650% due 08/15/25	50,000	48,323

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Eversource Energy
2.900% due 10/01/24	$50,000	$48,246
2.900% due 03/01/27	100,000	93,374
3.300% due 01/15/28	100,000	93,841
3.375% due 03/01/32	100,000	89,882
4.200% due 06/27/24	55,000	54,495
4.250% due 04/01/29	25,000	24,575
Exelon Corp.
3.950% due 06/15/25	100,000	97,763
4.050% due 04/15/30	300,000	286,569
4.100% due 03/15/52	350,000	288,284
4.450% due 04/15/46	100,000	86,172
4.950% due 06/15/35	35,000	34,524
5.100% due 06/15/45	35,000	33,171
Florida Power & Light Co.
2.850% due 04/01/25	350,000	339,513
2.875% due 12/04/51	300,000	211,057
3.700% due 12/01/47	200,000	166,201
4.950% due 06/01/35	100,000	100,866
5.100% due 04/01/33	65,000	67,418
5.690% due 03/01/40	35,000	37,904
5.950% due 02/01/38	125,000	137,723
Georgia Power Co.
4.300% due 03/15/42	100,000	88,356
4.700% due 05/15/32	100,000	99,131
5.125% due 05/15/52	100,000	97,985
Indiana Michigan Power Co.
3.250% due 05/01/51	60,000	42,551
4.250% due 08/15/48	25,000	21,474
Interstate Power & Light Co. 3.500% due 09/30/49	25,000	18,872
ITC Holdings Corp.
3.350% due 11/15/27	50,000	47,113
3.650% due 06/15/24	25,000	24,524
Kentucky Utilities Co. 4.375% due 10/01/45	40,000	34,378
Louisville Gas & Electric Co. 4.250% due 04/01/49	35,000	30,202
MidAmerican Energy Co.
3.650% due 08/01/48	100,000	81,158
6.750% due 12/30/31	100,000	115,195
Mississippi Power Co. 3.950% due 03/30/28	25,000	24,077
National Fuel Gas Co. 3.950% due 09/15/27	50,000	47,039
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/31	100,000	77,222
1.650% due 06/15/31	200,000	158,694
4.023% due 11/01/32	100,000	94,378
5.450% due 10/30/25	100,000	101,928
8.000% due 03/01/32	50,000	59,936
Nevada Power Co. 5.900% due 05/01/53	250,000	277,943
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/30	80,000	67,678
4.800% due 12/01/77	100,000	84,455
5.050% due 02/28/33	200,000	200,697
5.650% due 05/01/79	100,000	88,507
6.051% due 03/01/25	250,000	254,455
NiSource, Inc.
0.950% due 08/15/25	200,000	182,080
3.490% due 05/15/27	50,000	47,431
3.950% due 03/30/48	50,000	40,528
4.800% due 02/15/44	100,000	92,294
5.250% due 02/15/43	100,000	99,629
Northern States Power Co.
2.600% due 06/01/51	50,000	33,291
4.500% due 06/01/52	75,000	69,300
Oglethorpe Power Corp. 5.050% due 10/01/48	100,000	91,402
Ohio Edison Co. 6.875% due 07/15/36	150,000	171,859

	Principal Amount	Value
Ohio Power Co. 1.625% due 01/15/31	$65,000	$51,691
Oklahoma Gas & Electric Co.
3.850% due 08/15/47	50,000	39,952
5.400% due 01/15/33	70,000	72,253
Oncor Electric Delivery Co. LLC
0.550% due 10/01/25	70,000	63,307
3.700% due 11/15/28	100,000	96,931
3.800% due 09/30/47	50,000	41,688
4.150% due 06/01/32	40,000	38,632
5.300% due 06/01/42	100,000	103,409
Pacific Gas & Electric Co.
6.150% due 01/15/33	45,000	46,240
6.700% due 04/01/53	105,000	108,138
6.750% due 01/15/53	100,000	103,566
Pacific Gas and Electric Co.
2.500% due 02/01/31	100,000	81,099
3.300% due 08/01/40	250,000	177,720
3.450% due 07/01/25	400,000	381,581
3.500% due 08/01/50	45,000	29,767
4.400% due 03/01/32	100,000	90,221
4.500% due 07/01/40	300,000	246,714
4.550% due 07/01/30	300,000	281,286
4.950% due 07/01/50	200,000	165,146
PacifiCorp
2.900% due 06/15/52	80,000	55,001
3.500% due 06/15/29	35,000	33,047
4.125% due 01/15/49	70,000	60,002
5.350% due 12/01/53	300,000	307,684
PECO Energy Co.
2.800% due 06/15/50	45,000	30,639
3.000% due 09/15/49	55,000	39,373
3.150% due 10/15/25	50,000	48,284
3.900% due 03/01/48	60,000	50,790
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/50	225,000	159,643
4.650% due 08/01/43	35,000	31,231
PPL Electric Utilities Corp.
3.000% due 10/01/49	70,000	50,509
4.150% due 10/01/45	25,000	21,903
4.150% due 06/15/48	100,000	89,092
4.750% due 07/15/43	50,000	47,228
Progress Energy, Inc. 7.750% due 03/01/31	100,000	115,795
Public Service Co. of Colorado
due 04/01/53 #	115,000	117,317
2.700% due 01/15/51	100,000	66,639
3.700% due 06/15/28	50,000	48,394
3.800% due 06/15/47	50,000	41,377
5.250% due 06/15/31	200,000	163,539
Public Service Co. of New Hampshire 2.200% due 06/15/31	30,000	25,381
Public Service Co. of Oklahoma 2.200% due 08/15/31	100,000	81,860
Public Service Electric & Gas Co. 3.100% due 03/15/32	100,000	89,439
Public Service Electric and Gas Co.
0.950% due 03/15/26	100,000	90,916
2.050% due 08/01/50	100,000	59,530
3.000% due 03/01/51	100,000	72,211
3.200% due 08/01/49	60,000	45,116
4.050% due 05/01/48	25,000	21,707
Public Service Enterprise Group, Inc.
2.450% due 11/15/31	100,000	82,853
2.875% due 06/15/24	70,000	68,121
Puget Energy, Inc.
3.650% due 05/15/25	100,000	96,659
4.224% due 03/15/32	70,000	64,162
Puget Sound Energy, Inc.
2.893% due 09/15/51	55,000	37,073
5.795% due 03/15/40	25,000	26,324

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
San Diego Gas & Electric Co.
1.700% due 10/01/30	$95,000	$77,582
3.750% due 06/01/47	50,000	40,734
4.100% due 06/15/49	100,000	84,904
4.150% due 05/15/48	25,000	21,714
Sempra Energy
3.400% due 02/01/28	65,000	61,104
3.800% due 02/01/38	100,000	86,322
4.125% due 04/01/52	300,000	242,556
Southern California Edison Co.
2.250% due 06/01/30	120,000	102,022
2.850% due 08/01/29	75,000	67,132
2.950% due 02/01/51	320,000	216,071
3.650% due 03/01/28	50,000	47,263
3.650% due 02/01/50	70,000	54,037
3.700% due 08/01/25	30,000	29,255
3.900% due 03/15/43	50,000	40,781
4.125% due 03/01/48	10,000	8,293
4.500% due 09/01/40	50,000	44,480
5.300% due 03/01/28	200,000	205,163
Southern California Gas Co. 2.600% due 06/15/26	50,000	47,016
Southern Co.
4.000% due 01/15/51	350,000	321,978
4.250% due 07/01/36	30,000	27,557
4.400% due 07/01/46	450,000	392,666
5.700% due 10/15/32	65,000	68,421
Southwest Gas Corp.
3.800% due 09/29/46	50,000	37,918
4.050% due 03/15/32	60,000	55,239
Southwestern Electric Power Co.
3.250% due 11/01/51	200,000	139,555
3.900% due 04/01/45	50,000	39,509
4.100% due 09/15/28	50,000	48,491
6.200% due 03/15/40	50,000	52,699
Southwestern Public Service Co.
3.300% due 06/15/24	50,000	49,001
3.750% due 06/15/49	100,000	78,754
Spire Missouri, Inc. 4.800% due 02/15/33	60,000	59,927
Tampa Electric Co.
4.300% due 06/15/48	50,000	42,981
4.450% due 06/15/49	50,000	43,814
Tucson Electric Power Co.
3.050% due 03/15/25	50,000	48,403
4.850% due 12/01/48	100,000	91,602
Union Electric Co.
2.625% due 03/15/51	200,000	131,322
3.900% due 04/01/52	30,000	25,248
8.450% due 03/15/39	100,000	130,195
Virginia Electric & Power Co.
2.300% due 11/15/31	100,000	83,106
2.400% due 03/30/32	50,000	41,649
2.950% due 11/15/26	50,000	47,067
3.150% due 01/15/26	35,000	33,896
3.750% due 05/15/27	80,000	77,681
3.800% due 09/15/47	50,000	40,048
4.000% due 11/15/46	20,000	16,386
5.000% due 04/01/33	200,000	201,640
8.875% due 11/15/38	25,000	34,676
Washington Gas Light Co. 3.650% due 09/15/49	25,000	19,180
WEC Energy Group, Inc.
2.200% due 12/15/28	100,000	87,186
4.750% due 01/15/28	50,000	49,982
Wisconsin Electric Power Co. 4.300% due 10/15/48	10,000	8,812
Wisconsin Power & Light Co.
3.050% due 10/15/27	100,000	93,910
4.950% due 04/01/33	90,000	90,615
Xcel Energy, Inc.
4.000% due 06/15/28	50,000	48,649

	Principal Amount	Value
4.600% due 06/01/32	$35,000	$34,008

		24,395,385

Total Corporate Bonds & Notes (Cost $339,895,491)		306,249,900

MORTGAGE-BACKED SECURITIES - 28.9%
Collateralized Mortgage Obligations - Commercial - 1.8%
Bank
1.844% due 03/15/63	131,250	104,899
1.997% due 11/15/53	250,000	198,191
2.470% due 09/15/64	500,000	410,124
2.649% due 01/15/63	200,000	171,245
2.920% due 12/15/52	200,000	174,616
3.175% due 09/15/60	200,000	184,376
Bank 2017-BNK4 3.625% due 05/15/50	500,000	469,038
BBCMS Mortgage Trust
2.299% due 02/15/54	300,000	245,658
2.639% due 02/15/53	200,000	171,736
3.662% due 04/15/55 §	300,000	268,714
Benchmark Mortgage Trust
1.850% due 09/15/53	250,000	199,667
1.925% due 07/15/53	197,917	158,892
2.576% due 11/15/54	350,000	287,246
2.577% due 04/15/54	200,000	165,652
2.732% due 02/15/53	200,000	171,445
4.121% due 07/15/51 §	200,000	190,254
CD Mortgage Trust 3.456% due 11/13/50	175,000	161,628
Citigroup Commercial Mortgage Trust
3.372% due 10/10/47	285,194	275,342
3.778% due 09/10/58	600,000	575,805
Commercial Mortgage Trust
3.525% due 02/10/49	162,748	157,503
3.819% due 06/10/47	300,000	292,048
4.228% due 05/10/51	400,000	381,025
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50 §	600,000	552,518
Fannie Mae - Aces
1.270% due 07/25/30	200,000	162,975
1.464% due 02/25/31 §	245,000	199,429
1.669% due 10/25/31 §	250,000	203,648
1.682% due 11/25/32 §	500,000	398,975
1.821% due 02/25/30	48,200	41,353
2.723% due 10/25/24	133,349	128,518
2.906% due 01/25/28 §	475,301	447,552
2.980% due 08/25/29	499,838	467,804
2.990% due 12/25/27 §	135,132	128,618
3.061% due 05/25/27 §	173,782	166,044
3.631% due 08/25/30 §	300,000	290,758
Freddie Mac 3.303% due 11/25/27 §	609,000	586,430
Freddie Mac Multifamily Structured Pass-Through Certificates
1.350% due 05/25/30	575,000	475,878
1.406% due 08/25/30	250,000	206,218
1.477% due 04/25/30	107,143	89,827
1.517% due 03/25/30	222,222	187,204
1.547% due 10/25/30	200,000	165,852
1.558% due 04/25/30	140,000	117,911
1.621% due 12/25/30	186,667	155,413
1.872% due 01/25/30	166,667	144,039
1.940% due 02/25/35	352,000	272,336
2.020% due 03/25/31	250,000	213,832
2.361% due 10/25/36	250,000	193,364
2.524% due 10/25/29	200,000	181,104
2.673% due 03/25/26 - 09/25/29	800,000	755,569
2.745% due 01/25/26	400,000	383,086
2.862% due 05/25/26	495,353	475,026
2.946% due 07/25/24	644,569	629,486

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
3.171% due 10/25/24	$850,000	$828,899
3.208% due 02/25/26	375,000	363,633
3.422% due 02/25/29	196,721	188,952
3.800% due 10/25/32 §	350,000	338,762
3.926% due 06/25/28	100,000	98,809
3.990% due 08/25/33 §	42,000	41,173
GS Mortgage Securities Trust 3.734% due 11/10/48	1,000,000	952,468
JPMBB Commercial Mortgage Securities Trust 4.274% due 12/15/48	600,000	547,457
JPMDB Commercial Mortgage Securities Trust 2.180% due 05/13/53	300,000	246,073
Morgan Stanley Bank of America Merrill Lynch Trust
3.720% due 12/15/49	570,000	537,161
3.753% due 12/15/47	700,000	672,036
Morgan Stanley Capital I Trust
2.728% due 05/15/54	250,000	208,834
3.596% due 12/15/49	400,000	375,353
Wells Fargo Commercial Mortgage Trust
2.626% due 04/15/54	250,000	206,901
2.652% due 08/15/49	350,000	320,674
2.925% due 04/15/50	300,000	285,773
3.453% due 07/15/50	500,000	463,712
4.184% due 06/15/51	200,000	190,235

		20,702,776

Fannie Mae - 14.9%
due 04/17/38 #	7,650,000	1,914,766
due 04/13/53 #	21,525,000	25,427,727
1.500% due 12/01/35 - 11/01/51	13,703,242	11,440,063
2.000% due 11/01/35 - 04/01/52	61,906,610	52,038,936
2.500% due 10/01/27 - 04/01/52	36,188,449	31,700,530
3.000% due 02/01/27 - 05/01/52	21,125,943	19,322,719
3.246% (USD LIBOR + 1.695%) due 06/01/38 §	751	734
3.500% due 10/01/25 - 06/01/52	13,074,776	12,393,725
3.940% (USD LIBOR + 1.690%) due 08/01/39 §	2,368	2,367
4.000% due 04/01/24 - 10/01/52	11,528,332	11,182,159
4.500% due 05/01/24 - 08/01/52	6,340,963	6,278,245
5.000% due 09/01/23 - 10/01/52	1,323,693	1,346,415
5.500% due 11/01/33 - 02/01/53	1,163,610	1,196,694
6.000% due 09/01/34 - 02/01/53	1,416,180	1,452,225
6.500% due 09/01/36 - 07/01/38	39,971	41,366

		175,738,671

Freddie Mac - 6.2%
1.500% due 02/01/37 - 05/01/51	5,071,735	4,232,524
2.000% due 09/01/35 - 03/01/52	25,770,775	21,859,197
2.500% due 08/01/28 - 01/01/52	23,232,820	20,311,009
3.000% due 09/01/26 - 03/01/52	10,762,288	9,900,653
3.500% due 03/01/26 - 09/01/52	8,610,577	8,132,885
4.000% due 02/01/25 - 01/01/48	2,942,331	2,877,283
4.500% due 08/01/24 - 12/01/52	2,149,805	2,143,973
5.000% due 12/01/31 - 02/01/53	2,849,890	2,865,930
5.500% due 04/01/34 - 12/01/52	428,713	443,679
6.000% due 04/01/36 - 05/01/40	345,414	362,792
6.500% due 08/01/37 - 04/01/39	27,679	29,020

		73,158,945

Government National Mortgage Association - 6.0%
due 04/20/53 #	8,000,000	7,811,392
due 04/20/53 #	5,050,000	4,778,831
2.000% due 10/20/50 - 04/20/53	17,598,257	15,002,998
2.500% due 01/20/43 - 05/20/52	17,062,224	15,066,924
3.000% due 08/20/42 - 12/20/51	11,307,706	10,419,084
3.500% due 10/15/41 - 06/20/52	8,648,972	8,224,296
4.000% due 06/15/39 - 11/20/52	4,580,373	4,463,159

	Principal Amount	Value
4.500% due 02/15/39 - 12/20/52	$3,073,023	$3,062,258
5.000% due 05/15/36 - 11/20/52	1,422,981	1,444,239
5.500% due 04/15/37 - 04/15/40	185,372	193,385
6.000% due 01/15/38 - 06/15/41	67,029	70,495
6.500% due 10/15/38 - 02/15/39	18,272	18,978

		70,556,039

Total Mortgage-Backed Securities (Cost $378,296,691)		340,156,431

ASSET-BACKED SECURITIES - 0.4%
American Express Credit Account Master Trust
0.900% due 11/15/26	109,000	102,506
3.750% due 08/15/27	350,000	344,046
Americredit Automobile Receivables Trust 5.620% due 11/18/27	97,000	98,457
BA Credit Card Trust 0.440% due 09/15/26	27,000	25,776
Capital One Multi-Asset Execution Trust 1.040% due 11/15/26	350,000	329,600
Capital One Prime Auto Receivables Trust 4.870% due 02/15/28	175,000	176,304
CarMax Auto Owner Trust 4.750% due 10/15/27	180,000	180,317
Chase Issuance Trust 3.970% due 09/15/27	180,000	177,699
Citibank Credit Card Issuance Trust 6.150% due 06/15/39	250,000	281,463
Discover Card Execution Note Trust
1.030% due 09/15/28	272,000	242,819
5.030% due 10/15/27	100,000	101,378
Ford Credit Auto Owner Trust 1.290% due 06/15/26	182,000	174,354
GM Financial Automobile Leasing Trust 3.420% due 06/20/25	400,000	393,060
GM Financial Consumer Automobile Receivables Trust 4.660% due 02/16/28	55,000	55,217
Harley-Davidson Motorcycle Trust 5.050% due 12/15/27	300,000	303,131
Honda Auto Receivables Owner Trust 5.040% due 04/21/27	67,000	67,543
Santander Drive Auto Receivables Trust 3.760% due 07/16/29	300,000	289,662
Synchrony Card Funding LLC 3.370% due 04/15/28	180,000	174,850
Toyota Auto Receivables Owner Trust 1.230% due 06/15/26	250,000	238,648
Verizon Master Trust 0.500% due 05/20/27	350,000	332,906
World Omni Auto Receivables Trust 0.840% due 09/15/27	272,000	250,020

Total Asset-Backed Securities (Cost $4,468,074)		4,339,756

U.S. GOVERNMENT AGENCY ISSUES - 1.1%
Fannie Mae
0.375% due 08/25/25	95,000	86,996
0.500% due 11/07/25	1,115,000	1,020,382
0.625% due 04/22/25	430,000	399,876
0.750% due 10/08/27	300,000	263,298
0.875% due 08/05/30	500,000	408,446
2.625% due 09/06/24	960,000	937,312
5.625% due 07/15/37	100,000	116,137
6.625% due 11/15/30	500,000	592,748
7.125% due 01/15/30	525,000	629,175
Federal Farm Credit Banks Funding Corp. 3.375% due 08/26/24	1,000,000	988,082

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Federal Home Loan Bank
0.375% due 09/04/25	$475,000	$436,476
0.500% due 04/14/25	500,000	465,173
1.250% due 12/21/26	300,000	273,303
5.500% due 07/15/36	100,000	114,325
Federal Home Loan Banks
3.250% due 11/16/28	1,000,000	974,200
4.500% due 10/03/24	750,000	751,707
Freddie Mac
0.375% due 07/21/25	680,000	625,761
0.375% due 09/23/25	825,000	753,906
1.500% due 02/12/25	1,250,000	1,190,086
2.750% due 06/28/24	850,000	832,213
6.250% due 07/15/32	475,000	566,636
Tennessee Valley Authority
3.500% due 12/15/42	100,000	84,912
3.875% due 03/15/28	318,000	318,228
4.250% due 09/15/65	200,000	188,161
5.250% due 09/15/39	25,000	26,710
5.375% due 04/01/56	50,000	56,593
6.750% due 11/01/25	150,000	159,922
7.125% due 05/01/30	50,000	59,253

Total U.S. Government Agency Issues (Cost $13,909,687)		13,320,017

U.S. TREASURY OBLIGATIONS - 40.8%
U.S. Treasury Bonds - 8.2%
1.125% due 05/15/40	1,750,000	1,166,006
1.125% due 08/15/40	3,700,000	2,448,793
1.250% due 05/15/50	3,350,000	1,949,543
1.375% due 11/15/40	4,500,000	3,103,418
1.375% due 08/15/50	3,600,000	2,164,078
1.625% due 11/15/50	3,100,000	1,989,813
1.750% due 08/15/41	4,750,000	3,443,008
1.875% due 02/15/41	3,100,000	2,321,186
1.875% due 02/15/51	3,100,000	2,119,141
1.875% due 11/15/51	2,900,000	1,976,021
2.000% due 11/15/41	4,500,000	3,399,873
2.000% due 02/15/50	2,250,000	1,596,094
2.000% due 08/15/51	4,200,000	2,956,160
2.250% due 05/15/41	1,200,000	954,023
2.250% due 08/15/46	2,150,000	1,624,258
2.250% due 08/15/49	2,850,000	2,144,848
2.250% due 02/15/52	2,700,000	2,014,770
2.375% due 02/15/42	3,250,000	2,615,298
2.375% due 11/15/49	1,950,000	1,507,746
2.375% due 05/15/51	3,500,000	2,689,053
2.500% due 02/15/45	2,800,000	2,236,445
2.500% due 02/15/46	2,600,000	2,067,203
2.500% due 05/15/46	1,000,000	794,844
2.750% due 08/15/42	450,000	383,256
2.750% due 11/15/42	1,850,000	1,570,368
2.750% due 11/15/47	2,500,000	2,081,689
2.875% due 08/15/45	1,000,000	852,949
2.875% due 05/15/49	1,275,000	1,091,818
2.875% due 05/15/52	2,750,000	2,353,667
3.000% due 05/15/42	1,075,000	955,469
3.000% due 05/15/45	1,500,000	1,307,490
3.000% due 11/15/45	1,900,000	1,654,967
3.000% due 02/15/47	500,000	435,488
3.000% due 05/15/47	1,700,000	1,480,859
3.000% due 02/15/48	2,000,000	1,745,938
3.000% due 08/15/48	1,500,000	1,310,859
3.000% due 02/15/49	2,000,000	1,752,188
3.000% due 08/15/52	1,500,000	1,318,125
3.125% due 11/15/41	975,000	889,573
3.125% due 02/15/43	1,000,000	899,980
3.125% due 08/15/44	600,000	535,805
3.125% due 05/15/48	2,700,000	2,411,648
3.250% due 05/15/42	1,000,000	923,203

	Principal Amount	Value
3.375% due 08/15/42	$3,000,000	$2,818,125
3.625% due 08/15/43	1,525,000	1,481,514
3.625% due 02/15/44	500,000	484,082
3.625% due 02/15/53	1,350,000	1,340,613
3.750% due 08/15/41	1,300,000	1,299,111
3.750% due 11/15/43	1,000,000	988,574
3.875% due 02/15/43	750,000	756,855
4.000% due 11/15/52	2,200,000	2,335,438
4.250% due 11/15/40	750,000	805,781
4.375% due 05/15/40	1,025,000	1,119,452
4.375% due 05/15/41	775,000	843,842
4.500% due 02/15/36	1,750,000	1,947,388
4.500% due 05/15/38	500,000	554,922
4.500% due 08/15/39	700,000	777,807
4.750% due 02/15/41	1,350,000	1,539,053
5.375% due 02/15/31	1,100,000	1,240,852
6.250% due 05/15/30	1,050,000	1,227,905

		96,798,275

U.S. Treasury Notes - 32.6%
0.250% due 06/15/24	2,500,000	2,378,174
0.250% due 05/31/25	2,750,000	2,538,271
0.250% due 06/30/25	3,500,000	3,226,904
0.250% due 07/31/25	5,000,000	4,593,262
0.250% due 08/31/25	3,500,000	3,207,285
0.250% due 09/30/25	4,200,000	3,844,641
0.250% due 10/31/25	6,000,000	5,472,305
0.375% due 07/15/24	5,000,000	4,750,684
0.375% due 04/30/25	3,000,000	2,783,320
0.375% due 11/30/25	2,500,000	2,281,201
0.375% due 12/31/25	3,500,000	3,191,221
0.375% due 01/31/26	4,000,000	3,632,188
0.500% due 03/31/25	3,000,000	2,798,848
0.500% due 02/28/26	3,500,000	3,182,061
0.500% due 05/31/27	3,500,000	3,072,412
0.500% due 06/30/27	1,000,000	876,172
0.500% due 08/31/27	2,500,000	2,179,785
0.500% due 10/31/27	2,000,000	1,736,094
0.625% due 10/15/24	2,750,000	2,601,650
0.625% due 07/31/26	3,250,000	2,932,554
0.625% due 12/31/27	5,000,000	4,349,902
0.625% due 05/15/30	3,350,000	2,743,467
0.625% due 08/15/30	3,400,000	2,771,730
0.750% due 11/15/24	3,500,000	3,309,687
0.750% due 03/31/26	2,500,000	2,287,891
0.750% due 04/30/26	2,500,000	2,279,883
0.750% due 05/31/26	3,000,000	2,729,648
0.750% due 08/31/26	3,000,000	2,712,188
0.750% due 01/31/28	2,500,000	2,184,326
0.875% due 06/30/26	4,500,000	4,104,580
0.875% due 09/30/26	2,950,000	2,672,516
0.875% due 11/15/30	4,250,000	3,519,614
1.000% due 12/15/24	2,000,000	1,895,820
1.000% due 07/31/28	2,000,000	1,748,711
1.125% due 01/15/25	3,000,000	2,843,906
1.125% due 02/28/25	3,500,000	3,310,371
1.125% due 10/31/26	5,000,000	4,561,719
1.125% due 02/28/27	750,000	680,889
1.125% due 02/29/28	2,750,000	2,443,042
1.125% due 08/31/28	2,750,000	2,415,435
1.125% due 02/15/31	3,500,000	2,948,408
1.250% due 08/31/24	3,250,000	3,112,954
1.250% due 11/30/26	5,000,000	4,575,293
1.250% due 12/31/26	3,500,000	3,197,988
1.250% due 03/31/28	4,000,000	3,568,984
1.250% due 04/30/28	2,500,000	2,226,709
1.250% due 05/31/28	3,000,000	2,668,535
1.250% due 06/30/28	1,500,000	1,331,807
1.250% due 09/30/28	3,000,000	2,648,027
1.250% due 08/15/31	5,500,000	4,615,059
1.375% due 01/31/25	4,000,000	3,807,891

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
1.375% due 08/31/26	$3,500,000	$3,231,895
1.375% due 10/31/28	5,000,000	4,437,402
1.375% due 12/31/28	2,400,000	2,126,484
1.375% due 11/15/31	7,500,000	6,332,520
1.500% due 09/30/24	3,000,000	2,879,297
1.500% due 10/31/24	2,000,000	1,916,484
1.500% due 02/15/25	2,000,000	1,905,859
1.500% due 08/15/26	3,200,000	2,971,187
1.500% due 01/31/27	3,500,000	3,223,145
1.500% due 11/30/28	2,500,000	2,230,713
1.500% due 02/15/30	3,250,000	2,850,098
1.625% due 02/15/26	1,900,000	1,787,521
1.625% due 05/15/26	1,300,000	1,217,607
1.625% due 10/31/26	5,500,000	5,111,025
1.625% due 08/15/29	2,000,000	1,784,531
1.625% due 05/15/31	6,000,000	5,216,484
1.750% due 12/31/24	1,600,000	1,535,469
1.750% due 03/15/25	1,500,000	1,435,049
1.750% due 12/31/26	2,500,000	2,328,516
1.750% due 01/31/29	1,500,000	1,354,365
1.875% due 08/31/24	3,000,000	2,899,043
1.875% due 07/31/26	1,000,000	941,094
1.875% due 02/28/27	3,000,000	2,800,020
1.875% due 02/28/29	3,000,000	2,726,309
1.875% due 02/15/32	3,500,000	3,072,754
2.000% due 05/31/24	3,500,000	3,403,066
2.000% due 02/15/25	2,000,000	1,923,516
2.000% due 11/15/26	1,000,000	940,859
2.125% due 05/15/25	3,500,000	3,365,879
2.125% due 05/31/26	3,000,000	2,852,109
2.250% due 04/30/24	3,250,000	3,169,931
2.250% due 10/31/24	800,000	775,516
2.250% due 11/15/24	2,000,000	1,937,852
2.250% due 12/31/24	2,500,000	2,418,994
2.250% due 11/15/25	2,200,000	2,111,656
2.250% due 08/15/27	4,200,000	3,963,504
2.250% due 11/15/27	2,300,000	2,164,201
2.375% due 08/15/24	9,550,000	9,298,939
2.375% due 04/30/26	1,000,000	959,414
2.375% due 05/15/27	2,750,000	2,612,983
2.375% due 03/31/29	2,675,000	2,498,042
2.375% due 05/15/29	1,000,000	933,320
2.500% due 05/15/24	5,000,000	4,891,602
2.500% due 05/31/24	1,500,000	1,466,836
2.500% due 01/31/25	4,000,000	3,885,234
2.500% due 03/31/27	2,500,000	2,388,330
2.625% due 04/15/25	2,000,000	1,944,141
2.625% due 05/31/27	2,500,000	2,397,705
2.625% due 02/15/29	2,750,000	2,608,364
2.625% due 07/31/29	2,000,000	1,892,109
2.750% due 04/30/27	2,000,000	1,928,086
2.750% due 07/31/27	1,500,000	1,444,922
2.750% due 02/15/28	3,500,000	3,362,939
2.750% due 05/31/29	2,000,000	1,906,797
2.750% due 08/15/32	3,000,000	2,823,984
2.875% due 05/31/25	1,200,000	1,171,852
2.875% due 06/15/25	1,000,000	976,641
2.875% due 05/15/28	2,500,000	2,412,256
2.875% due 08/15/28	1,750,000	1,686,050
2.875% due 04/30/29	2,000,000	1,920,742
2.875% due 05/15/32	3,500,000	3,331,562
3.000% due 06/30/24	2,000,000	1,964,805
3.000% due 07/31/24	3,500,000	3,437,383
3.000% due 07/15/25	1,500,000	1,468,301
3.125% due 08/31/27	2,500,000	2,445,898
3.125% due 11/15/28	3,000,000	2,925,469
3.125% due 08/31/29	3,000,000	2,920,898
3.250% due 08/31/24	2,000,000	1,970,078
3.250% due 06/30/27	4,000,000	3,932,031
3.250% due 06/30/29	1,750,000	1,716,162
3.500% due 01/31/28	1,000,000	994,922
3.500% due 01/31/30	1,500,000	1,494,141

	Principal Amount	Value
3.500% due 02/15/33	$3,500,000	$3,505,742
3.625% due 03/31/28	750,000	751,289
3.625% due 03/31/30	2,000,000	2,009,688
3.875% due 03/31/25	2,000,000	1,994,023
3.875% due 11/30/27	2,500,000	2,526,416
3.875% due 12/31/27	1,500,000	1,516,084
3.875% due 09/30/29	1,500,000	1,525,020
3.875% due 12/31/29	2,000,000	2,036,563
4.000% due 12/15/25	3,000,000	3,012,129
4.000% due 02/29/28	5,000,000	5,090,820
4.000% due 10/31/29	1,500,000	1,536,563
4.000% due 02/28/30	2,000,000	2,053,125
4.125% due 09/30/27	1,000,000	1,019,063
4.125% due 10/31/27	3,000,000	3,058,125
4.125% due 11/15/32	3,450,000	3,625,734
4.250% due 12/31/24	3,500,000	3,503,623
4.375% due 10/31/24	1,000,000	1,001,348
4.500% due 11/30/24	3,500,000	3,514,355
4.500% due 11/15/25	3,500,000	3,552,295
4.625% due 03/15/26	2,000,000	2,045,703

		383,778,612

Total U.S. Treasury Obligations (Cost $525,210,504)		480,576,887

FOREIGN GOVERNMENT BONDS & NOTES - 1.6%
Canada Government (Canada)
0.750% due 05/19/26	300,000	272,786
1.625% due 01/22/25	150,000	143,506
Chile Government (Chile)
2.550% due 07/27/33	250,000	206,159
3.100% due 01/22/61	400,000	261,523
3.125% due 01/21/26	75,000	72,832
3.500% due 01/31/34	200,000	178,483
3.860% due 06/21/47	300,000	246,365
Export Development Canada (Canada)
3.000% due 05/25/27	200,000	194,136
3.375% due 08/26/25	90,000	88,709
3.875% due 02/14/28	100,000	100,609
Export-Import Bank of Korea (South Korea)
0.625% due 02/09/26	200,000	178,627
1.625% due 01/18/27	400,000	361,010
5.125% due 01/11/33	200,000	208,265
Indonesia Government (Indonesia)
2.850% due 02/14/30	200,000	181,053
3.200% due 09/23/61	200,000	139,793
3.550% due 03/31/32	200,000	183,868
4.200% due 10/15/50	300,000	259,893
4.550% due 01/11/28	200,000	200,212
4.850% due 01/11/33	200,000	199,289
Israel Government AID 5.500% due 04/26/24	25,000	25,231
Israel Government International (Israel) 2.750% due 07/03/30	200,000	181,187
Japan Bank for International Cooperation (Japan)
0.625% due 07/15/25	235,000	215,894
1.250% due 01/21/31	500,000	405,319
1.875% due 07/21/26	200,000	185,416
1.875% due 04/15/31	200,000	169,505
2.500% due 05/23/24	200,000	195,230
3.250% due 07/20/28	200,000	191,590
4.250% due 01/26/26	500,000	500,600
Japan International Cooperation Agency (Japan) 3.375% due 06/12/28	200,000	191,385
Korea Development Bank (South Korea)
2.000% due 09/12/26	200,000	183,094
4.000% due 09/08/25	200,000	197,268
4.250% due 09/08/32	200,000	196,731

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Korea International (South Korea)
1.750% due 10/15/31	$200,000	$169,668
2.750% due 01/19/27	200,000	192,263
Mexico Government (Mexico)
2.659% due 05/24/31	200,000	167,410
3.500% due 02/12/34	200,000	170,062
3.900% due 04/27/25	350,000	346,514
4.150% due 03/28/27	200,000	196,646
4.280% due 08/14/41	200,000	163,928
4.400% due 02/12/52	400,000	313,540
4.500% due 01/31/50	200,000	161,766
4.600% due 01/23/46	250,000	206,270
4.600% due 02/10/48	200,000	163,772
4.750% due 04/27/32	350,000	336,906
4.750% due 03/08/44	264,000	225,003
6.750% due 09/27/34	225,000	248,412
Panama Government (Panama)
3.870% due 07/23/60	200,000	131,580
4.500% due 05/15/47	350,000	275,368
6.400% due 02/14/35	265,000	276,907
6.700% due 01/26/36	100,000	106,083
6.853% due 03/28/54	200,000	205,566
8.875% due 09/30/27	100,000	116,424
Peruvian Government (Peru)
2.780% due 12/01/60	200,000	119,720
2.783% due 01/23/31	300,000	256,805
3.300% due 03/11/41	250,000	188,110
4.125% due 08/25/27	150,000	147,321
8.750% due 11/21/33	200,000	252,539
Philippine Government (Philippines)
1.648% due 06/10/31	200,000	160,890
2.650% due 12/10/45	200,000	137,538
2.950% due 05/05/45	200,000	144,536
3.000% due 02/01/28	200,000	188,648
5.609% due 04/13/33	200,000	213,064
6.375% due 10/23/34	250,000	281,250
7.750% due 01/14/31	200,000	236,525
Philippines Government (Philippines) 5.000% due 07/17/33	200,000	203,493
Province of Alberta Canada (Canada)
1.300% due 07/22/30	250,000	207,719
1.875% due 11/13/24	350,000	335,976
Province of British Columbia Canada (Canada) 1.300% due 01/29/31	500,000	416,253
Province of Manitoba Canada (Canada) 1.500% due 10/25/28	155,000	136,588
Province of New Brunswick Canada (Canada) 3.625% due 02/24/28	50,000	49,103
Province of Ontario Canada (Canada)
0.625% due 01/21/26	300,000	272,785
1.050% due 04/14/26	200,000	183,084
1.050% due 05/21/27	200,000	178,208
2.000% due 10/02/29	100,000	89,101
2.125% due 01/21/32	150,000	130,140
2.300% due 06/15/26	250,000	236,866
Province of Quebec Canada (Canada)
0.600% due 07/23/25	100,000	92,319
1.350% due 05/28/30	50,000	42,163
1.500% due 02/11/25	350,000	332,856
1.900% due 04/21/31	200,000	172,691
2.500% due 04/09/24	65,000	63,580
7.500% due 09/15/29	75,000	89,503
Republic of Italy Government International Bond (Italy)
0.875% due 05/06/24	200,000	190,290
2.875% due 10/17/29	200,000	174,264
3.875% due 05/06/51	200,000	143,691
4.000% due 10/17/49	200,000	152,614
Republic of Poland Government (Poland) 5.750% due 11/16/32	65,000	69,225
State of Israel (Israel) 3.375% due 01/15/50	500,000	384,119

	Principal Amount	Value
Svensk Exportkredit AB (Sweden)
0.375% due 07/30/24	$250,000	$236,749
0.625% due 10/07/24	560,000	528,914
Uruguay Government International Bond (Uruguay)
4.125% due 11/20/45	143,467	132,603
4.375% due 10/27/27	200,000	200,594
5.100% due 06/18/50	200,000	200,916

Total Foreign Government Bonds & Notes (Cost $20,777,358)		18,663,009

MUNICIPAL BONDS - 0.6%
American Municipal Power, Inc.
6.449% due 02/15/44	25,000	28,568
8.084% due 02/15/50	300,000	415,650
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	30,392
7.043% due 04/01/50	50,000	64,981
California State University 2.975% due 11/01/51	50,000	35,712
Central Puget Sound Regional Transit Authority 5.491% due 11/01/39	25,000	27,443
Chicago O’Hare International Airport 4.472% due 01/01/49	50,000	47,174
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue IL 6.899% due 12/01/40	95,000	109,886
City of Atlanta GA Water & Wastewater Revenue 2.257% due 11/01/35	100,000	81,585
City of Chicago 7.750% due 01/01/42	42,000	44,036
City of Houston TX 3.961% due 03/01/47	50,000	44,509
City of New York NY 5.517% due 10/01/37	40,000	43,097
City of San Antonio TX Electric & Gas Systems Revenue 2.905% due 02/01/48	60,000	43,714
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	101,850
5.456% due 12/01/39	25,000	26,926
County of Clark Department of Aviation NV 6.820% due 07/01/45	125,000	155,278
Dallas Area Rapid Transit 2.613% due 12/01/48	200,000	140,276
Dallas Fort Worth International Airport 4.507% due 11/01/51	100,000	92,680
Dallas Independent School District 6.450% due 02/15/35	50,000	50,621
Golden State Tobacco Securitization Corp. 4.214% due 06/01/50	150,000	117,826
Grand Parkway Transportation Corp. 3.236% due 10/01/52	250,000	187,793
JobsOhio Beverage System 2.833% due 01/01/38	10,000	8,205
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	115,918
Massachusetts School Building Authority
2.950% due 05/15/43	50,000	39,600
3.395% due 10/15/40	20,000	16,823
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	25,117
6.668% due 11/15/39	55,000	59,395
Municipal Electric Authority of Georgia
6.637% due 04/01/57	25,000	27,465
6.655% due 04/01/57	96,000	106,443
New Jersey Economic Development Authority 7.425% due 02/15/29	125,000	136,587

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
New Jersey Turnpike Authority 7.102% due 01/01/41	$100,000	$123,544
New York City Municipal Water Finance Authority
5.952% due 06/15/42	50,000	57,398
6.011% due 06/15/42	10,000	11,544
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	32,020
New York State Dormitory Authority 3.142% due 07/01/43	100,000	82,468
New York State Urban Development Corp.
3.900% due 03/15/33	50,000	47,448
5.770% due 03/15/39	25,000	26,206
Pennsylvania Turnpike Commission 5.511% due 12/01/45	75,000	82,463
Permanent University Fund - University of Texas System 3.376% due 07/01/47	185,000	150,938
Port Authority of New York & New Jersey
3.175% due 07/15/60	250,000	178,469
4.031% due 09/01/48	50,000	44,408
4.229% due 10/15/57	30,000	27,005
4.458% due 10/01/62	100,000	93,731
5.647% due 11/01/40	150,000	162,395
Rutgers The State University of New Jersey 3.915% due 05/01/19	15,000	11,252
Sales Tax Securitization Corp. 4.787% due 01/01/48	50,000	47,773
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	56,628
State Board of Administration Finance Corp. 2.154% due 07/01/30	100,000	84,914
State of California
1.700% due 02/01/28	200,000	177,330
3.500% due 04/01/28	100,000	96,344
5.125% due 03/01/38	200,000	204,557
7.300% due 10/01/39	100,000	124,313
7.500% due 04/01/34	50,000	62,581
7.600% due 11/01/40	270,000	356,206
7.625% due 03/01/40	40,000	51,812
State of Connecticut 5.090% due 10/01/30	50,000	51,128
State of Illinois 6.725% due 04/01/35	400,000	426,964
State of Texas 5.517% due 04/01/39	100,000	110,087
State of Utah 4.554% due 07/01/24	5,000	4,986
State of Wisconsin 3.154% due 05/01/27	250,000	239,299
Texas Transportation Commission 2.562% due 04/01/42	350,000	268,230
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	25,883
University of California
3.063% due 07/01/25	50,000	48,766
4.132% due 05/15/32	100,000	96,186
4.767% due 05/15/15	75,000	68,400
4.858% due 05/15/12	100,000	93,467
University of Michigan
3.599% due 04/01/47	80,000	71,195
4.454% due 04/01/22	100,000	90,601

Total Municipal Bonds (Cost $6,877,312)		6,414,489

	Shares	Value
SHORT-TERM INVESTMENT - 4.2%
Money Market Fund - 4.2%
BlackRock Liquidity Funds T-Fund Institutional Shares 4.700%	49,722,745	$49,722,745

Total Short-Term Investment (Cost $49,722,745)		49,722,745

TOTAL INVESTMENTS - 103.6% (Cost $1,339,157,862)		1,219,443,234

OTHER ASSETS & LIABILITIES, NET - (3.6%)		(41,901,192)

NET ASSETS - 100.0%		$1,177,542,042

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$306,249,900	$-	$306,249,900	$-
	Mortgage-Backed Securities	340,156,431	-	340,156,431	-
	Asset-Backed Securities	4,339,756	-	4,339,756	-
	U.S. Government Agency Issues	13,320,017	-	13,320,017	-
	U.S. Treasury Obligations	480,576,887	-	480,576,887	-
	Foreign Government Bonds & Notes	18,663,009	-	18,663,009	-
	Municipal Bonds	6,414,489	-	6,414,489	-
	Short-Term Investment	49,722,745	49,722,745	-	-

	Total	$1,219,443,234	$49,722,745	$1,169,720,489	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%
Energy - 0.0%
Patterson-UTI Energy, Inc.	306	$3,580

Financial - 0.0%
Stearns Holdings LLC Class B * Ω ±	3,570	-

Total Common Stocks (Cost $44,991)		3,580

	Principal Amount
CORPORATE BONDS & NOTES - 97.0%
Basic Materials - 4.9%
Arconic Corp. 6.000% due 05/15/25 ~	$90,000	90,225
Ashland LLC
3.375% due 09/01/31 ~	200,000	163,798
6.875% due 05/15/43	128,000	128,970
ATI, Inc.
4.875% due 10/01/29	200,000	182,316
5.125% due 10/01/31	50,000	45,573
5.875% due 12/01/27	200,000	195,621
Carpenter Technology Corp. 6.375% due 07/15/28	125,000	122,052
Cerdia Finanz GmbH (Germany) 10.500% due 02/15/27 ~	355,000	326,523
Chemours Co.
4.625% due 11/15/29 ~	100,000	82,591
5.750% due 11/15/28 ~	170,000	151,967
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 ~	120,000	110,233
6.250% due 10/01/40	100,000	84,688
6.750% due 03/15/26 ~	137,000	139,603
Coeur Mining, Inc. 5.125% due 02/15/29 ~	300,000	254,635
Commercial Metals Co.
3.875% due 02/15/31	200,000	169,794
4.125% due 01/15/30	95,000	83,938
4.375% due 03/15/32	90,000	77,558
4.875% due 05/15/23	100,000	99,985
Compass Minerals International, Inc.
4.875% due 07/15/24 ~	50,000	47,549
6.750% due 12/01/27 ~	135,000	128,656
Consolidated Energy Finance SA (Switzerland) 5.625% due 10/15/28 ~	200,000	172,256
Constellium SE 5.625% due 06/15/28 ~	250,000	236,309
Cornerstone Chemical Co. 8.250% Cash or 2.000% PIK due 09/01/27 ~	150,000	135,187
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% due 06/15/28 ~	150,000	133,141
FMG Resources August 2006 Pty. Ltd. (Australia)
4.375% due 04/01/31 ~	474,000	416,416
5.125% due 05/15/24 ~	90,000	89,131
5.875% due 04/15/30 ~	275,000	263,942
GPD Cos., Inc. 10.125% due 04/01/26 ~	225,000	204,817
HB Fuller Co. 4.250% due 10/15/28	225,000	199,860

	Principal Amount	Value
Herens Holdco SARL (Luxembourg) 4.750% due 05/15/28 ~	$200,000	$161,213
Hudbay Minerals, Inc. (Canada) 6.125% due 04/01/29 ~	350,000	331,091
INEOS Finance PLC (Luxembourg) 6.750% due 05/15/28 ~	250,000	241,624
Ingevity Corp. 3.875% due 11/01/28 ~	115,000	98,673
Innophos Holdings, Inc. 9.375% due 02/15/28 ~	125,000	127,912
Kaiser Aluminum Corp.
4.500% due 06/01/31 ~	131,000	107,747
4.625% due 03/01/28 ~	114,000	101,607
Mativ Holdings, Inc. 6.875% due 10/01/26 ~	75,000	68,704
Mercer International, Inc. (Germany)
5.125% due 02/01/29	294,000	252,105
5.500% due 01/15/26	150,000	146,293
Methanex Corp. (Canada)
5.125% due 10/15/27	125,000	117,942
5.650% due 12/01/44	50,000	41,224
Mineral Resources Ltd. (Australia)
8.000% due 11/01/27 ~	175,000	180,162
8.125% due 05/01/27 ~	213,000	216,405
8.500% due 05/01/30 ~	205,000	210,596
New Gold, Inc. (Canada) 7.500% due 07/15/27 ~	165,000	158,976
Novelis Corp. 3.250% due 11/15/26 ~	375,000	343,039
OCI NV (Netherlands) 4.625% due 10/15/25 ~	160,000	152,014
Olympus Water US Holding Corp.
4.250% due 10/01/28 ~	400,000	331,394
6.250% due 10/01/29 ~	150,000	111,167
Rayonier AM Products, Inc. 5.500% due 06/01/24 ~	81,000	81,124
SCIH Salt Holdings, Inc.
4.875% due 05/01/28 ~	221,000	197,291
6.625% due 05/01/29 ~	105,000	87,021
SK Invictus Intermediate II SARL 5.000% due 10/30/29 ~	165,000	137,168
TMS International Corp. 6.250% due 04/15/29 ~	50,000	38,607
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% due 09/01/25 ~	175,000	142,410
Valvoline, Inc.
3.625% due 06/15/31 ~	195,000	165,807
4.250% due 02/15/30 ~	176,000	172,753
WR Grace Holdings LLC
5.625% due 08/15/29 ~	390,000	331,500
7.375% due 03/01/31 ~	100,000	100,474

		9,491,377

Communications - 16.4%
Acuris Finance Us, Inc./Acuris Finance SARL 5.000% due 05/01/28 ~	200,000	157,263
Altice Financing SA (Luxembourg) 5.750% due 08/15/29 ~	600,000	477,543
Altice France Holding SA (Luxembourg) 10.500% due 05/15/27 ~	205,000	157,010
Altice France SA (France)
5.125% due 01/15/29 ~	350,000	267,125
5.125% due 07/15/29 ~	500,000	376,725
5.500% due 10/15/29 ~	640,000	489,956
AMC Networks, Inc.
4.250% due 02/15/29	248,000	152,742
4.750% due 08/01/25	350,000	310,774
5.000% due 04/01/24	160,000	157,992

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Audacy Capital Corp. 6.500% due 05/01/27 ~	$150,000	$10,976
Cable One, Inc. 4.000% due 11/15/30 ~	410,000	334,204
Cablevision Lightpath LLC 3.875% due 09/15/27 ~	200,000	161,168
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~	945,000	773,794
4.250% due 01/15/34 ~	200,000	156,637
4.500% due 08/15/30 ~	500,000	423,068
4.500% due 05/01/32	879,000	719,822
4.750% due 02/01/32 ~	190,000	159,810
5.125% due 05/01/27 ~	100,000	94,624
5.375% due 06/01/29 ~	289,000	265,686
5.500% due 05/01/26 ~	225,000	219,098
6.375% due 09/01/29 ~	270,000	258,093
7.375% due 03/01/31 ~	200,000	197,000
Cengage Learning, Inc. 9.500% due 06/15/24 ~	61,000	59,036
Ciena Corp. 4.000% due 01/31/30 ~	180,000	156,762
Clear Channel Outdoor Holdings, Inc. 7.500% due 06/01/29 ~	225,000	160,110
Cogent Communications Group, Inc. 7.000% due 06/15/27 ~	180,000	178,632
CommScope Technologies LLC 6.000% due 06/15/25 ~	313,000	295,076
CommScope, Inc.
4.750% due 09/01/29 ~	395,000	329,628
6.000% due 03/01/26 ~	230,000	222,227
7.125% due 07/01/28 ~	119,000	87,914
8.250% due 03/01/27 ~	290,000	237,800
Connect Finco SARL/Connect US Finco LLC (United Kingdom) 6.750% due 10/01/26 ~	627,000	589,944
Consolidated Communications, Inc. 6.500% due 10/01/28 ~	102,000	74,184
CSC Holdings LLC
3.375% due 02/15/31 ~	200,000	138,540
4.125% due 12/01/30 ~	200,000	143,819
4.625% due 12/01/30 ~	566,000	279,632
5.000% due 11/15/31 ~	300,000	152,277
5.250% due 06/01/24	204,000	197,093
5.375% due 02/01/28 ~	350,000	287,072
7.500% due 04/01/28 ~	200,000	127,680
Cumulus Media New Holdings, Inc. 6.750% due 07/01/26 ~	50,000	38,061
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.875% due 08/15/27 ~	740,000	670,928
DISH DBS Corp.
5.250% due 12/01/26 ~	875,000	699,799
5.875% due 11/15/24	365,000	325,872
7.375% due 07/01/28	80,000	45,726
7.750% due 07/01/26	618,000	408,520
DISH Network Corp. 11.750% due 11/15/27 ~	725,000	704,015
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~	475,000	412,718
5.875% due 10/15/27 ~	210,000	191,100
6.000% due 01/15/30 ~	200,000	152,332
6.750% due 05/01/29 ~	200,000	158,694
8.625% due 03/15/31 ~	150,000	147,043
8.750% due 05/15/30 ~	270,000	269,213
Gen Digital, Inc.
5.000% due 04/15/25 ~	200,000	196,607
6.750% due 09/30/27 ~	150,000	150,938
7.125% due 09/30/30 ~	74,000	73,697
Getty Images, Inc. 9.750% due 03/01/27 ~	100,000	100,015
Gray Escrow II, Inc. 5.375% due 11/15/31 ~	350,000	232,797

	Principal Amount	Value
Gray Television, Inc.
5.875% due 07/15/26 ~	$75,000	$64,955
7.000% due 05/15/27 ~	340,000	284,981
iHeartCommunications, Inc.
5.250% due 08/15/27 ~	191,000	156,326
6.375% due 05/01/26	200,000	176,687
8.375% due 05/01/27	350,000	254,945
Iliad Holding SASU (France) 6.500% due 10/15/26 ~	500,000	476,960
Intelsat Jackson Holdings SA (Luxembourg) 6.500% due 03/15/30 ~	715,000	657,249
Lamar Media Corp.
3.625% due 01/15/31	120,000	103,308
4.875% due 01/15/29	200,000	188,399
Level 3 Financing, Inc.
3.400% due 03/01/27 ~	240,000	190,042
3.625% due 01/15/29 ~	100,000	55,396
3.875% due 11/15/29 ~	200,000	144,936
4.250% due 07/01/28 ~	175,000	98,914
4.625% due 09/15/27 ~	400,000	240,860
10.500% due 05/15/30	119,420	114,195
Lumen Technologies, Inc.
4.000% due 02/15/27 ~	560,000	370,112
4.500% due 01/15/29 ~	150,000	67,312
Match Group Holdings II LLC
3.625% due 10/01/31 ~	125,000	101,863
4.125% due 08/01/30 ~	150,000	129,350
4.625% due 06/01/28 ~	135,000	125,550
Midcontinent Communications/Midcontinent Finance Corp. 5.375% due 08/15/27 ~	100,000	90,607
Millennium Escrow Corp. 6.625% due 08/01/26 ~	292,000	190,168
Netflix, Inc.
3.625% due 06/15/25 ~	110,000	106,906
4.375% due 11/15/26	205,000	202,878
4.875% due 04/15/28	478,000	476,040
News Corp.
3.875% due 05/15/29 ~	85,000	75,625
5.125% due 02/15/32 ~	404,000	379,352
Nexstar Media, Inc.
4.750% due 11/01/28 ~	285,000	253,804
5.625% due 07/15/27 ~	438,000	405,209
Nokia OYJ (Finland) 6.625% due 05/15/39	50,000	49,952
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750% due 04/30/27 ~	20,000	17,106
6.000% due 02/15/28 ~	200,000	148,169
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.000% due 08/15/27 ~	115,000	103,723
Paramount Global 6.250% due 02/28/57	292,000	218,804
Qwest Corp. 7.250% due 09/15/25	35,000	32,747
Radiate Holdco LLC/Radiate Finance, Inc. 6.500% due 09/15/28 ~	83,000	34,142
Rakuten Group, Inc. (Japan)
6.250% due 04/22/31 ~	300,000	144,537
10.250% due 11/30/24 ~	200,000	190,250
Scripps Escrow II, Inc.
3.875% due 01/15/29 ~	175,000	137,539
5.375% due 01/15/31 ~	100,000	68,878
Scripps Escrow, Inc. 5.875% due 07/15/27 ~	150,000	110,625
Sirius XM Radio, Inc.
3.125% due 09/01/26 ~	146,000	131,846
4.000% due 07/15/28 ~	625,000	537,500
4.125% due 07/01/30 ~	250,000	204,658
5.000% due 08/01/27 ~	160,000	149,968
5.500% due 07/01/29 ~	560,000	510,275

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Sprint Capital Corp. 8.750% due 03/15/32	$200,000	$243,712
Sprint LLC
7.125% due 06/15/24	750,000	763,103
7.625% due 02/15/25	600,000	622,720
TEGNA, Inc.
4.625% due 03/15/28	385,000	337,356
4.750% due 03/15/26 ~	141,000	133,925
5.000% due 09/15/29	374,000	323,708
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34	200,000	171,750
7.200% due 07/18/36	250,000	226,444
Telesat Canada/Telesat LLC (Canada) 6.500% due 10/15/27 ~	134,000	42,880
Uber Technologies, Inc. 4.500% due 08/15/29 ~	500,000	456,562
Univision Communications, Inc.
4.500% due 05/01/29 ~	172,000	144,680
6.625% due 06/01/27 ~	255,000	242,021
7.375% due 06/30/30 ~	506,000	478,848
UPC Broadband Finco BV (Netherlands) 4.875% due 07/15/31 ~	500,000	432,982
UPC Holding BV (Netherlands) 5.500% due 01/15/28 ~	200,000	179,317
Videotron Ltd. (Canada)
3.625% due 06/15/29 ~	175,000	149,340
5.125% due 04/15/27 ~	200,000	193,226
Virgin Media Secured Finance PLC (United Kingdom)
4.500% due 08/15/30 ~	200,000	172,231
5.500% due 05/15/29 ~	223,000	207,922
Vmed O2 UK Financing I PLC (United Kingdom) 4.750% due 07/15/31 ~	400,000	343,362
Vodafone Group PLC (United Kingdom)
5.125% due 06/04/81	100,000	70,176
7.000% due 04/04/79	600,000	597,657
VZ Secured Financing BV (Netherlands) 5.000% due 01/15/32 ~	350,000	285,906
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.750% due 08/15/28 ~	396,000	324,720
Zayo Group Holdings, Inc. 4.000% due 03/01/27 ~	250,000	190,225
Ziff Davis, Inc. 4.625% due 10/15/30 ~	215,000	185,703
Ziggo Bond Co. BV (Netherlands) 5.125% due 02/28/30 ~	200,000	161,054
Ziggo BV (Netherlands) 4.875% due 01/15/30 ~	200,000	170,706

		31,842,495

Consumer, Cyclical - 23.3%
99 Escrow Issuer, Inc. 7.500% due 01/15/26 ~	213,000	85,264
Adient Global Holdings Ltd.
7.000% due 04/15/28 ~	63,000	64,819
8.250% due 04/15/31 ~	63,000	64,927
Air Canada (Canada) 3.875% due 08/15/26 ~	605,000	549,982
AMC Entertainment Holdings, Inc. 7.500% due 02/15/29 ~	165,000	114,159
American Airlines Group, Inc. 3.750% due 03/01/25 ~	150,000	137,787
American Airlines, Inc.
7.250% due 02/15/28 ~	200,000	194,693
11.750% due 07/15/25 ~	700,000	766,535
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/26 ~	235,000	231,555
5.750% due 04/20/29 ~	45,000	43,214
American Axle & Manufacturing, Inc.
6.250% due 03/15/26	34,000	32,682

	Principal Amount	Value
6.875% due 07/01/28	$150,000	$135,761
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/28 ~	129,000	117,593
Aramark Services, Inc. 5.000% due 04/01/25 ~	100,000	98,509
Asbury Automotive Group, Inc.
4.500% due 03/01/28	150,000	136,706
4.750% due 03/01/30	218,000	195,368
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.625% due 01/15/28 ~	250,000	226,984
At Home Group, Inc.
4.875% due 07/15/28 ~	90,000	61,087
7.125% due 07/15/29 ~	45,000	25,821
Bath & Body Works, Inc.
6.694% due 01/15/27	195,000	194,706
6.750% due 07/01/36	90,000	80,531
6.875% due 11/01/35	300,000	270,716
BCPE Empire Holdings, Inc. 7.625% due 05/01/27 ~	190,000	173,784
Beacon Roofing Supply, Inc. 4.500% due 11/15/26 ~	150,000	142,283
Beazer Homes USA, Inc. 6.750% due 03/15/25	250,000	246,916
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC 5.125% due 04/15/29 ~	100,000	89,634
BlueLinx Holdings, Inc. 6.000% due 11/15/29 ~	100,000	82,685
Boyne USA, Inc. 4.750% due 05/15/29 ~	394,000	352,210
Brinker International, Inc. 5.000% due 10/01/24 ~	100,000	98,209
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada)
4.875% due 02/15/30 ~	65,000	49,110
5.000% due 06/15/29 ~	100,000	76,693
6.250% due 09/15/27 ~	263,000	231,526
Caesars Entertainment, Inc.
6.250% due 07/01/25 ~	900,000	900,884
7.000% due 02/15/30 ~	550,000	560,128
Carnival Corp.
4.000% due 08/01/28 ~	725,000	624,859
5.750% due 03/01/27 ~	387,000	317,888
6.650% due 01/15/28	200,000	152,247
7.625% due 03/01/26 ~	420,000	383,662
Carnival PLC 7.875% due 06/01/27	185,000	181,913
Carvana Co.
4.875% due 09/01/29 ~	200,000	81,923
5.500% due 04/15/27 ~	89,000	39,629
5.625% due 10/01/25 ~	165,000	114,309
5.875% due 10/01/28 ~	125,000	55,785
10.250% due 05/01/30 ~	215,000	122,598
CD&R Smokey Buyer, Inc. 6.750% due 07/15/25 ~	120,000	103,500
CDI Escrow Issuer, Inc. 5.750% due 04/01/30 ~	350,000	338,361
CEC Entertainment LLC 6.750% due 05/01/26 ~	88,000	83,679
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.375% due 04/15/27	80,000	76,546
6.500% due 10/01/28	100,000	97,136
Churchill Downs, Inc.
4.750% due 01/15/28 ~	236,000	221,226
5.500% due 04/01/27 ~	230,000	225,400
Cinemark USA, Inc. 8.750% due 05/01/25 ~	120,000	122,618
Clarios Global LP/Clarios US Finance Co. 8.500% due 05/15/27 ~	657,000	660,696

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Constellation Merger Sub, Inc. 8.500% due 09/15/25 ~	$100,000	$85,212
Cooper-Standard Automotive, Inc.
5.625% due 05/15/27 ~	300,000	173,184
13.500% due 03/31/27 ~	435,000	455,201
Crocs, Inc. 4.125% due 08/15/31 ~	150,000	123,721
Dana, Inc.
4.250% due 09/01/30	100,000	80,268
4.500% due 02/15/32	300,000	237,123
Dave & Buster’s, Inc. 7.625% due 11/01/25 ~	140,000	142,800
Dealer Tire LLC/DT Issuer LLC 8.000% due 02/01/28 ~	250,000	224,683
Delta Air Lines, Inc.
2.900% due 10/28/24	225,000	215,496
7.375% due 01/15/26	90,000	93,739
eG Global Finance PLC (United Kingdom) 8.500% due 10/30/25 ~	200,000	187,477
Evergreen Acqco 1 LP/TVI, Inc. 9.750% due 04/26/28 ~	200,000	190,205
Everi Holdings, Inc. 5.000% due 07/15/29 ~	200,000	178,233
Ferrellgas LP/Ferrellgas Finance Corp.
5.375% due 04/01/26 ~	240,000	224,986
5.875% due 04/01/29 ~	240,000	205,445
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.750% due 01/15/30 ~	515,000	424,169
FirstCash, Inc.
4.625% due 09/01/28 ~	150,000	133,228
5.625% due 01/01/30 ~	175,000	161,677
Ford Motor Co. 3.250% due 02/12/32	565,000	444,862
Ford Motor Credit Co. LLC
2.300% due 02/10/25	220,000	204,208
2.700% due 08/10/26	380,000	338,675
3.375% due 11/13/25	700,000	657,030
3.625% due 06/17/31	240,000	198,080
3.664% due 09/08/24	225,000	216,214
3.815% due 11/02/27	400,000	359,056
4.000% due 11/13/30	200,000	170,221
4.063% due 11/01/24	200,000	193,338
4.271% due 01/09/27	200,000	186,500
4.389% due 01/08/26	250,000	237,555
4.687% due 06/09/25	350,000	336,852
4.950% due 05/28/27	200,000	191,060
7.350% due 11/04/27	250,000	258,127
7.350% due 03/06/30	245,000	251,983
Forestar Group, Inc. 5.000% due 03/01/28 ~	150,000	134,454
Gap, Inc.
3.625% due 10/01/29 ~	345,000	246,399
3.875% due 10/01/31 ~	145,000	100,742
Genting New York LLC/GENNY Capital, Inc. 3.300% due 02/15/26 ~	200,000	180,038
Goodyear Tire & Rubber Co.
5.000% due 05/31/26	480,000	464,645
5.250% due 07/15/31	85,000	73,513
5.625% due 04/30/33	282,000	244,297
9.500% due 05/31/25	145,000	149,162
Group 1 Automotive, Inc. 4.000% due 08/15/28 ~	500,000	440,850
Hanesbrands, Inc. 9.000% due 02/15/31 ~	195,000	199,817
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.750% due 01/20/26 ~	600,000	570,372
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~	50,000	42,233
4.000% due 05/01/31 ~	190,000	166,554
5.375% due 05/01/25 ~	50,000	50,031

	Principal Amount	Value
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% due 04/01/27	$215,000	$212,289
International Game Technology PLC
4.125% due 04/15/26 ~	200,000	193,230
6.500% due 02/15/25 ~	200,000	202,298
IRB Holding Corp. 7.000% due 06/15/25 ~	250,000	251,005
Jacobs Entertainment, Inc. 6.750% due 02/15/29 ~	160,000	139,938
JB Poindexter & Co., Inc. 7.125% due 04/15/26 ~	119,000	111,696
KAR Auction Services, Inc. 5.125% due 06/01/25 ~	200,000	197,709
KB Home
6.875% due 06/15/27	75,000	76,278
7.250% due 07/15/30	185,000	187,865
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750% due 06/01/27 ~	200,000	194,463
Kohl’s Corp.
3.625% due 05/01/31	138,000	93,269
4.250% due 07/17/25	58,000	54,079
Las Vegas Sands Corp.
2.900% due 06/25/25	150,000	142,625
3.500% due 08/18/26	306,000	285,881
LCM Investments Holdings II LLC 4.875% due 05/01/29 ~	400,000	335,098
Levi Strauss & Co. 3.500% due 03/01/31 ~	105,000	89,627
LGI Homes, Inc. 4.000% due 07/15/29 ~	75,000	61,012
Lindblad Expeditions LLC 6.750% due 02/15/27 ~	270,000	261,716
Lithia Motors, Inc.
3.875% due 06/01/29 ~	90,000	77,963
4.375% due 01/15/31 ~	150,000	129,398
4.625% due 12/15/27 ~	150,000	139,687
Live Nation Entertainment, Inc.
3.750% due 01/15/28 ~	160,000	143,600
4.750% due 10/15/27 ~	110,000	101,875
5.625% due 03/15/26 ~	81,000	78,465
6.500% due 05/15/27 ~	225,000	227,646
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.750% due 02/15/26 ~	348,000	316,463
Macy’s Retail Holdings LLC 4.300% due 02/15/43	300,000	185,254
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	200,000	148,352
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~	135,000	115,065
4.750% due 01/15/28	150,000	134,234
Mattel, Inc.
3.750% due 04/01/29 ~	110,000	98,942
6.200% due 10/01/40	134,000	121,464
Melco Resorts Finance Ltd. (Hong Kong) 5.375% due 12/04/29 ~	200,000	163,900
Meritage Homes Corp. 5.125% due 06/06/27	200,000	194,791
MGM China Holdings Ltd. (Macau) 4.750% due 02/01/27 ~	200,000	179,377
MGM Resorts International 6.750% due 05/01/25	80,000	80,703
Michaels Cos., Inc. 7.875% due 05/01/29 ~	115,000	80,609
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/29 ~	259,000	225,454
Mohegan Tribal Gaming Authority
8.000% due 02/01/26 ~	260,000	238,154
13.250% due 12/15/27 ~	150,000	161,488

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~	$85,000	$71,700
4.750% due 09/15/29	99,000	90,308
5.625% due 05/01/27	100,000	96,910
NCL Corp. Ltd.
5.875% due 03/15/26 ~	260,000	221,559
5.875% due 02/15/27 ~	456,000	425,742
7.750% due 02/15/29 ~	100,000	85,844
8.375% due 02/01/28 ~	83,000	83,359
NCL Finance Ltd. 6.125% due 03/15/28 ~	125,000	101,421
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~	125,000	112,036
4.000% due 10/15/30 ~	758,000	650,667
5.750% due 04/15/25 ~	50,000	50,230
Newell Brands, Inc.
4.700% due 04/01/26	535,000	515,507
4.875% due 06/01/25	165,000	161,013
5.875% due 04/01/36	130,000	115,306
6.375% due 09/15/27	168,000	169,730
6.625% due 09/15/29	90,000	90,873
Nissan Motor Acceptance Co. LLC
1.125% due 09/16/24 ~	100,000	93,529
1.850% due 09/16/26 ~	126,000	109,133
2.000% due 03/09/26 ~	115,000	101,983
2.750% due 03/09/28 ~	100,000	84,646
Nissan Motor Co. Ltd. (Japan)
4.345% due 09/17/27 ~	200,000	188,793
4.810% due 09/17/30 ~	200,000	181,235
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125% due 04/01/26 ~	125,000	117,471
Nordstrom, Inc.
4.375% due 04/01/30	410,000	317,914
6.950% due 03/15/28	172,000	161,510
Odeon Finco PLC (United Kingdom) 12.750% due 11/01/27 ~	100,000	92,091
Park River Holdings, Inc. 5.625% due 02/01/29 ~	100,000	68,295
Patrick Industries, Inc. 7.500% due 10/15/27 ~	100,000	98,406
Penn Entertainment, Inc.
4.125% due 07/01/29 ~	200,000	166,971
5.625% due 01/15/27 ~	100,000	94,014
Penske Automotive Group, Inc. 3.500% due 09/01/25	139,000	130,857
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625% due 09/01/29 ~	438,000	323,846
QVC, Inc.
4.450% due 02/15/25	335,000	198,340
4.750% due 02/15/27	175,000	73,732
4.850% due 04/01/24	100,000	80,127
Resideo Funding, Inc. 4.000% due 09/01/29 ~	100,000	83,241
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625% due 04/16/29 ~	400,000	309,245
Ritchie Bros Holdings, Inc. (Canada)
6.750% due 03/15/28 ~	81,000	83,517
7.750% due 03/15/31 ~	87,000	91,286
Rite Aid Corp. 8.000% due 11/15/26 ~	248,000	118,714
Royal Caribbean Cruises Ltd.
5.500% due 04/01/28 ~	450,000	397,800
7.250% due 01/15/30 ~	230,000	231,645
11.500% due 06/01/25 ~	334,000	356,441
11.625% due 08/15/27 ~	167,000	179,525
Sands China Ltd. (Macau)
2.800% due 03/08/27	200,000	171,747
3.350% due 03/08/29	200,000	166,297
3.750% due 08/08/31	200,000	160,819

	Principal Amount	Value
4.875% due 06/18/30	$130,000	$115,294
5.625% due 08/08/25	655,000	638,979
5.900% due 08/08/28	200,000	190,024
Scientific Games International, Inc.
7.000% due 05/15/28 ~	224,000	221,978
7.250% due 11/15/29 ~	156,000	156,443
Scotts Miracle-Gro Co.
4.500% due 10/15/29	200,000	172,186
5.250% due 12/15/26	100,000	95,607
SeaWorld Parks & Entertainment, Inc. 5.250% due 08/15/29 ~	112,000	101,218
Sonic Automotive, Inc. 4.875% due 11/15/31 ~	390,000	314,870
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.875% due 11/01/27 ~	250,000	229,736
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.000% due 09/20/25 ~	410,000	412,082
SRS Distribution, Inc.
4.625% due 07/01/28 ~	81,000	72,047
6.000% due 12/01/29 ~	310,000	256,410
6.125% due 07/01/29 ~	133,000	112,385
Staples, Inc.
7.500% due 04/15/26 ~	750,000	657,825
10.750% due 04/15/27 ~	97,000	70,454
Station Casinos LLC
4.500% due 02/15/28 ~	190,000	171,698
4.625% due 12/01/31 ~	86,000	72,710
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% due 06/01/31 ~	283,000	247,618
5.875% due 03/01/27	300,000	291,408
Thor Industries, Inc. 4.000% due 10/15/29 ~	110,000	91,076
Titan International, Inc. 7.000% due 04/30/28	200,000	180,386
Travel & Leisure Co. 5.650% due 04/01/24	300,000	299,346
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.875% due 06/15/24	200,000	199,191
Tri Pointe Homes, Inc. 5.250% due 06/01/27	100,000	95,141
Under Armour, Inc. 3.250% due 06/15/26	300,000	277,476
United Airlines Holdings, Inc. 4.875% due 01/15/25	150,000	146,431
United Airlines, Inc. 4.375% due 04/15/26 ~	96,000	91,956
Universal Entertainment Corp. (Japan) 8.500% due 12/11/24 ~	250,000	235,551
US Airways Pass-Through Trust Class A 3.950% due 05/15/27	88,766	83,079
Vail Resorts, Inc. 6.250% due 05/15/25 ~	235,000	235,766
Victoria’s Secret & Co. 4.625% due 07/15/29 ~	188,000	152,538
Viking Cruises Ltd.
5.875% due 09/15/27 ~	27,000	23,277
7.000% due 02/15/29 ~	190,000	163,163
Viking Ocean Cruises Ship VII Ltd. 5.625% due 02/15/29 ~	300,000	257,813
Wesco Aircraft Holdings, Inc.
8.500% due 11/15/24 ~	222,000	16,650
13.125% due 11/15/27 ~	262,000	23,580
Wheel Pros, Inc. 6.500% due 05/15/29 ~	100,000	45,500
White Cap Buyer LLC 6.875% due 10/15/28 ~	170,000	147,621
William Carter Co. 5.625% due 03/15/27 ~	214,000	208,210

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Winnebago Industries, Inc. 6.250% due 07/15/28 ~	$200,000	$191,560
WMG Acquisition Corp.
3.000% due 02/15/31 ~	221,000	184,970
3.875% due 07/15/30 ~	200,000	175,803
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/28 ~	106,000	97,751
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~	390,000	319,880
5.625% due 08/26/28 ~	300,000	255,486
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.125% due 02/15/31 ~	175,000	177,672
Yum! Brands, Inc.
5.350% due 11/01/43	100,000	85,067
6.875% due 11/15/37	100,000	106,191

		45,358,591

Consumer, Non-Cyclical - 14.7%
Acadia Healthcare Co., Inc. 5.000% due 04/15/29 ~	225,000	211,702
AdaptHealth LLC
4.625% due 08/01/29 ~	190,000	158,391
5.125% due 03/01/30 ~	177,000	150,330
ADT Security Corp.
4.125% due 08/01/29 ~	465,000	415,257
4.875% due 07/15/32 ~	200,000	176,669
Adtalem Global Education, Inc. 5.500% due 03/01/28 ~	250,000	237,472
AHP Health Partners, Inc. 5.750% due 07/15/29 ~	150,000	126,389
Air Methods Corp. 8.000% due 05/15/25 ~	330,000	21,531
Akumin Escrow, Inc. 7.500% due 08/01/28 ~	100,000	70,096
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.250% due 03/15/26 ~	203,000	191,220
6.500% due 02/15/28 ~	225,000	225,800
7.500% due 03/15/26 ~	125,000	128,370
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.750% due 07/15/27 ~	297,000	264,998
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/28 ~	266,000	225,354
AMN Healthcare, Inc.
4.000% due 04/15/29 ~	150,000	132,916
4.625% due 10/01/27 ~	217,000	201,412
APi Group DE, Inc. 4.125% due 07/15/29 ~	150,000	128,976
Aptim Corp. 7.750% due 06/15/25 ~	150,000	105,750
APX Group, Inc. 6.750% due 02/15/27 ~	200,000	199,221
Arrow Bidco LLC 9.500% due 03/15/24 ~	78,000	78,090
ASGN, Inc. 4.625% due 05/15/28 ~	79,000	73,804
B&G Foods, Inc. 5.250% due 04/01/25	399,000	371,996
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~	410,000	242,269
5.500% due 11/01/25 ~	346,000	284,865
5.750% due 08/15/27 ~	140,000	87,338
6.125% due 02/01/27 ~	185,000	119,921
7.000% due 01/15/28 ~	388,000	156,636
7.250% due 05/30/29 ~	98,000	37,621
9.000% due 12/15/25 ~	50,000	39,861
11.000% due 09/30/28 ~	539,000	399,313

	Principal Amount	Value
BC Ltd. (Canada) 9.000% due 01/30/28 ~	$106,000	$105,205
Block, Inc. 3.500% due 06/01/31	483,000	397,130
Brink’s Co.
4.625% due 10/15/27 ~	197,000	185,869
5.500% due 07/15/25 ~	150,000	148,754
C&S Group Enterprises LLC 5.000% due 12/15/28 ~	300,000	231,576
Cano Health LLC 6.250% due 10/01/28 ~	125,000	69,063
Central Garden & Pet Co. 4.125% due 10/15/30	335,000	296,307
Charles River Laboratories International, Inc.
3.750% due 03/15/29 ~	133,000	118,191
4.000% due 03/15/31 ~	200,000	175,179
4.250% due 05/01/28 ~	192,000	179,923
Chobani LLC/Chobani Finance Corp., Inc. 4.625% due 11/15/28 ~	350,000	319,335
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~	115,000	85,020
5.250% due 05/15/30 ~	695,000	545,818
5.625% due 03/15/27 ~	105,000	92,289
6.000% due 01/15/29 ~	300,000	254,067
6.125% due 04/01/30 ~	194,000	117,085
CoreCivic, Inc.
4.750% due 10/15/27	60,000	52,973
8.250% due 04/15/26	135,000	136,203
Darling Ingredients, Inc.
5.250% due 04/15/27 ~	99,000	96,616
6.000% due 06/15/30 ~	145,000	144,637
DaVita, Inc. 3.750% due 02/15/31 ~	454,000	358,533
Deluxe Corp. 8.000% due 06/01/29 ~	70,000	51,255
Edgewell Personal Care Co.
4.125% due 04/01/29 ~	125,000	109,655
5.500% due 06/01/28 ~	100,000	95,941
Elanco Animal Health, Inc. 6.650% due 08/28/28	130,000	123,106
Embecta Corp.
5.000% due 02/15/30 ~	80,000	68,903
6.750% due 02/15/30 ~	100,000	91,122
Encompass Health Corp. 5.750% due 09/15/25	100,000	99,331
Envision Healthcare Corp. 8.750% due 10/15/26 ~	150,000	28,896
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg) 5.625% due 08/15/26 ~	100,000	93,482
Garda World Security Corp. (Canada)
4.625% due 02/15/27 ~	400,000	359,547
6.000% due 06/01/29 ~	150,000	119,443
7.750% due 02/15/28 ~	80,000	78,920
9.500% due 11/01/27 ~	78,000	74,082
Gartner, Inc.
3.750% due 10/01/30 ~	397,000	356,712
4.500% due 07/01/28 ~	169,000	160,578
GEO Group, Inc. 10.500% due 06/30/28	163,000	164,889
Graham Holdings Co. 5.750% due 06/01/26 ~	100,000	98,105
Grifols Escrow Issuer SA (Spain) 4.750% due 10/15/28 ~	200,000	164,202
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.500% due 06/01/26 ~	400,000	247,940
HealthEquity, Inc. 4.500% due 10/01/29 ~	395,000	351,439
Hologic, Inc. 4.625% due 02/01/28 ~	191,000	185,681

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Ingles Markets, Inc. 4.000% due 06/15/31 ~	$225,000	$195,750
Korn Ferry 4.625% due 12/15/27 ~	150,000	141,887
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada) 5.000% due 12/31/26 ~	255,000	233,487
Land O’Lakes Capital Trust I 7.450% due 03/15/28 ~	43,000	41,065
Lannett Co., Inc. 7.750% due 04/15/26 ~	50,000	8,313
Legacy LifePoint Health LLC
4.375% due 02/15/27 ~	230,000	188,332
6.750% due 04/15/25 ~	180,000	171,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 11.500% due 12/15/28 ~	250,000	204,875
Medline Borrower LP
3.875% due 04/01/29 ~	255,000	221,508
5.250% due 10/01/29 ~	388,000	337,004
Metis Merger Sub LLC 6.500% due 05/15/29 ~	100,000	83,382
ModivCare Escrow Issuer, Inc. 5.000% due 10/01/29 ~	405,000	344,293
ModivCare, Inc. 5.875% due 11/15/25 ~	72,000	69,123
Molina Healthcare, Inc.
3.875% due 05/15/32 ~	345,000	290,249
4.375% due 06/15/28 ~	150,000	139,680
MPH Acquisition Holdings LLC 5.500% due 09/01/28 ~	290,000	230,826
Nathan’s Famous, Inc. 6.625% due 11/01/25 ~	13,000	12,966
Neptune Bidco US, Inc. 9.290% due 04/15/29 ~	625,000	580,062
NESCO Holdings II, Inc. 5.500% due 04/15/29 ~	300,000	271,708
Option Care Health, Inc. 4.375% due 10/31/29 ~	63,000	55,706
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.125% due 04/30/28 ~	504,000	461,165
5.125% due 04/30/31 ~	500,000	444,289
Oriflame Investment Holding PLC (Switzerland) 5.125% due 05/04/26 ~	200,000	122,000
Owens & Minor, Inc.
4.500% due 03/31/29 ~	80,000	62,508
6.625% due 04/01/30 ~	139,000	119,491
PECF USS Intermediate Holding III Corp. 8.000% due 11/15/29 ~	206,000	137,051
Performance Food Group, Inc. 4.250% due 08/01/29 ~	158,000	142,051
Perrigo Finance Unlimited Co.
3.900% due 12/15/24	200,000	196,087
4.900% due 12/15/44	200,000	141,516
Post Holdings, Inc.
4.500% due 09/15/31 ~	500,000	440,500
5.750% due 03/01/27 ~	322,000	314,613
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/27 ~	410,000	367,959
5.250% due 04/15/24 ~	197,000	195,050
5.750% due 04/15/26 ~	246,000	244,395
6.250% due 01/15/28 ~	50,000	46,797
Primo Water Holdings, Inc. (Canada) 4.375% due 04/30/29 ~	188,000	164,272
Radiology Partners, Inc. 9.250% due 02/01/28 ~	155,000	85,854
RCN Corp. 11.625% due 04/15/23 * Y Ω	9,000	830
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.750% due 12/01/26 ~	50,000	40,489

	Principal Amount	Value
RP Escrow Issuer LLC 5.250% due 12/15/25 ~	$300,000	$227,604
Sabre GLBL, Inc.
7.375% due 09/01/25 ~	518,000	463,351
9.250% due 04/15/25 ~	50,000	47,148
11.250% due 12/15/27 ~	105,000	97,909
Safeway, Inc. 7.250% due 02/01/31	150,000	150,566
SEG Holding LLC/SEG Finance Corp. 5.625% due 10/15/28 ~	200,000	190,098
Select Medical Corp. 6.250% due 08/15/26 ~	424,000	411,706
Service Corp. International
3.375% due 08/15/30	426,000	363,548
5.125% due 06/01/29	206,000	199,241
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.625% due 11/01/26 ~	300,000	282,358
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625% due 03/01/29 ~	245,000	199,408
Sotheby’s 7.375% due 10/15/27 ~	200,000	189,400
Sotheby’s/Bidfair Holdings, Inc. 5.875% due 06/01/29 ~	150,000	124,581
Spectrum Brands, Inc.
5.000% due 10/01/29 ~	86,000	74,746
5.750% due 07/15/25	200,000	197,696
Surgery Center Holdings, Inc. 10.000% due 04/15/27 ~	100,000	102,059
Team Health Holdings, Inc. 6.375% due 02/01/25 ~	200,000	120,610
Teleflex, Inc. 4.250% due 06/01/28 ~	95,000	90,454
Tenet Healthcare Corp.
4.375% due 01/15/30	536,000	481,542
4.625% due 09/01/24	87,000	85,555
4.875% due 01/01/26	545,000	534,893
5.125% due 11/01/27	276,000	265,236
6.125% due 10/01/28	655,000	628,371
6.250% due 02/01/27	530,000	521,785
Toledo Hospital 5.325% due 11/15/28	164,000	136,828
TriNet Group, Inc. 3.500% due 03/01/29 ~	115,000	98,474
Turning Point Brands, Inc. 5.625% due 02/15/26 ~	100,000	90,668
United Natural Foods, Inc. 6.750% due 10/15/28 ~	315,000	293,048
United Rentals North America, Inc.
3.875% due 11/15/27	175,000	164,281
4.875% due 01/15/28	115,000	110,089
5.250% due 01/15/30	142,000	136,813
5.500% due 05/15/27	130,000	128,896
US Acute Care Solutions LLC 6.375% due 03/01/26 ~	294,000	262,091
US Foods, Inc. 6.250% due 04/15/25 ~	169,000	170,697
Verscend Escrow Corp. 9.750% due 08/15/26 ~	325,000	325,310
WASH Multifamily Acquisition, Inc. 5.750% due 04/15/26 ~	255,000	241,577
Williams Scotsman International, Inc.
4.625% due 08/15/28 ~	100,000	91,089
6.125% due 06/15/25 ~	105,000	104,450
ZipRecruiter, Inc. 5.000% due 01/15/30 ~	100,000	85,625

		28,534,504

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Diversified - 0.1%
Stena AB (Sweden) 7.000% due 02/01/24 ~	$100,000	$99,618

Energy - 11.1%
Aethon United BR LP/Aethon United Finance Corp. 8.250% due 02/15/26 ~	340,000	333,953
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375% due 06/15/29 ~	135,000	127,212
5.750% due 03/01/27 ~	200,000	195,660
5.750% due 01/15/28 ~	197,000	189,373
Antero Resources Corp. 7.625% due 02/01/29 ~	74,000	75,738
Apache Corp.
4.250% due 01/15/30	102,000	93,173
5.100% due 09/01/40	362,000	307,347
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000% due 11/01/26 ~	80,000	77,406
8.250% due 12/31/28 ~	165,000	159,793
Athabasca Oil Corp. (Canada) 9.750% due 11/01/26 ~	211,000	220,748
Baytex Energy Corp. (Canada) 8.750% due 04/01/27 ~	185,000	189,613
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.625% due 07/15/26 ~	50,000	48,564
7.625% due 12/15/25 ~	245,000	242,770
Buckeye Partners LP
3.950% due 12/01/26	175,000	158,559
4.125% due 03/01/25 ~	127,000	120,293
4.500% due 03/01/28 ~	105,000	94,903
5.850% due 11/15/43	250,000	189,129
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.250% due 07/15/24 ~	162,000	162,960
CGG SA (France) 8.750% due 04/01/27 ~	300,000	250,482
Chesapeake Energy Corp.
5.875% due 02/01/29 ~	185,000	176,319
6.750% due 04/15/29 ~	300,000	298,117
Chord Energy Corp. 6.375% due 06/01/26 ~	150,000	148,753
Civitas Resources, Inc. 5.000% due 10/15/26 ~	60,000	56,475
CNX Midstream Partners LP 4.750% due 04/15/30 ~	40,000	34,452
CNX Resources Corp.
6.000% due 01/15/29 ~	250,000	234,050
7.250% due 03/14/27 ~	23,000	22,910
Comstock Resources, Inc. 6.750% due 03/01/29 ~	85,000	77,855
Crescent Energy Finance LLC
7.250% due 05/01/26 ~	235,000	221,116
9.250% due 02/15/28 ~	115,000	110,372
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.625% due 05/01/27 ~	140,000	135,047
5.750% due 04/01/25	85,000	83,113
6.000% due 02/01/29 ~	105,000	100,091
7.375% due 02/01/31 ~	115,000	115,111
8.000% due 04/01/29 ~	150,000	153,135
CrownRock LP/CrownRock Finance, Inc. 5.625% due 10/15/25 ~	94,000	92,242
CSI Compressco LP/CSI Compressco Finance, Inc. 7.500% due 04/01/25 ~	200,000	190,752
CVR Energy, Inc. 5.750% due 02/15/28 ~	125,000	114,846
DCP Midstream Operating LP 5.850% due 05/21/43 ~	100,000	97,830

	Principal Amount	Value
DT Midstream, Inc.
4.125% due 06/15/29 ~	$95,000	$83,396
4.375% due 06/15/31 ~	200,000	174,516
Earthstone Energy Holdings LLC 8.000% due 04/15/27 ~	190,000	184,549
Encino Acquisition Partners Holdings LLC 8.500% due 05/01/28 ~	325,000	284,682
Energy Ventures Gom LLC/EnVen Finance Corp. 11.750% due 04/15/26 ~	85,000	88,684
EnLink Midstream LLC
5.625% due 01/15/28 ~	75,000	73,571
6.500% due 09/01/30 ~	245,000	248,013
EnLink Midstream Partners LP
4.150% due 06/01/25	120,000	116,510
5.450% due 06/01/47	50,000	39,925
EnQuest PLC (United Kingdom) 11.625% due 11/01/27 ~	200,000	185,433
Enviva Partners LP/Enviva Partners Finance Corp. 6.500% due 01/15/26 ~	260,000	236,869
EQM Midstream Partners LP
4.000% due 08/01/24	43,000	41,402
4.750% due 01/15/31 ~	108,000	89,790
6.000% due 07/01/25 ~	221,000	218,750
7.500% due 06/01/27 ~	400,000	401,988
7.500% due 06/01/30 ~	457,000	443,260
FTAI Infra Escrow Holdings LLC 10.500% due 06/01/27 ~	200,000	197,881
Genesis Energy LP/Genesis Energy Finance Corp. 8.875% due 04/15/30	150,000	152,010
Global Partners LP/GLP Finance Corp.
6.875% due 01/15/29	100,000	93,065
7.000% due 08/01/27	150,000	144,118
Gulfport Energy Corp. 8.000% due 05/17/26 ~	200,000	198,240
Harbour Energy PLC (United Kingdom) 5.500% due 10/15/26 ~	200,000	175,262
Hess Midstream Operations LP
4.250% due 02/15/30 ~	230,000	205,688
5.625% due 02/15/26 ~	200,000	198,177
Hilcorp Energy I LP/Hilcorp Finance Co. 6.000% due 04/15/30 ~	50,000	46,170
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000% due 02/01/28 ~	59,000	55,157
6.375% due 04/15/27 ~	35,000	34,649
Howard Midstream Energy Partners LLC 6.750% due 01/15/27 ~	100,000	94,398
Ithaca Energy North Sea PLC (United Kingdom) 9.000% due 07/15/26 ~	200,000	190,896
Kinetik Holdings LP 5.875% due 06/15/30 ~	290,000	279,560
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.000% due 08/01/26 ~	330,000	321,275
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.500% due 02/15/28 ~	275,000	263,596
Matador Resources Co. 5.875% due 09/15/26	330,000	326,000
Moss Creek Resources Holdings, Inc.
7.500% due 01/15/26 ~	50,000	46,423
10.500% due 05/15/27 ~	100,000	95,208
Murphy Oil Corp.
5.750% due 08/15/25	43,000	42,622
5.875% due 12/01/27	117,000	114,099
6.375% due 07/15/28	323,000	318,565
Nabors Industries Ltd. 7.250% due 01/15/26 ~	363,000	346,569

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Nabors Industries, Inc.
5.750% due 02/01/25	$85,000	$82,444
7.375% due 05/15/27 ~	271,000	265,661
Neptune Energy Bondco PLC (United Kingdom) 6.625% due 05/15/25 ~	250,000	242,591
New Fortress Energy, Inc.
6.500% due 09/30/26 ~	300,000	276,274
6.750% due 09/15/25 ~	338,000	325,683
Northriver Midstream Finance LP (Canada) 5.625% due 02/15/26 ~	250,000	234,899
NuStar Logistics LP 6.000% due 06/01/26	171,000	167,832
Occidental Petroleum Corp.
3.500% due 08/15/29	386,000	350,310
4.400% due 04/15/46	2,175,000	1,727,026
6.950% due 07/01/24	71,000	71,958
Oceaneering International, Inc.
4.650% due 11/15/24	200,000	196,000
6.000% due 02/01/28	100,000	94,081
Parkland Corp. (Canada)
4.500% due 10/01/29 ~	140,000	124,568
5.875% due 07/15/27 ~	132,000	128,220
Patterson-UTI Energy, Inc. 3.950% due 02/01/28	250,000	222,246
PDC Energy, Inc. 6.125% due 09/15/24	100,000	99,700
Precision Drilling Corp. (Canada)
6.875% due 01/15/29 ~	125,000	113,550
7.125% due 01/15/26 ~	200,000	195,512
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	178,343
Range Resources Corp. 4.750% due 02/15/30 ~	29,000	26,472
Rockies Express Pipeline LLC 3.600% due 05/15/25 ~	250,000	234,053
SM Energy Co.
5.625% due 06/01/25	113,000	109,689
6.625% due 01/15/27	100,000	96,163
6.750% due 09/15/26	60,000	58,895
Southwestern Energy Co.
5.375% due 03/15/30	50,000	47,066
5.700% due 01/23/25	14,000	14,021
8.375% due 09/15/28	150,000	157,840
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.750% due 04/15/25	140,000	116,737
Sunnova Energy Corp. 5.875% due 09/01/26 ~	110,000	93,361
Sunoco LP/Sunoco Finance Corp. 6.000% due 04/15/27	359,000	354,870
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% due 12/31/30 ~	215,000	192,426
6.000% due 09/01/31 ~	200,000	177,111
7.500% due 10/01/25 ~	300,000	300,165
Tap Rock Resources LLC 7.000% due 10/01/26 ~	260,000	228,012
TerraForm Power Operating LLC 4.750% due 01/15/30 ~	177,000	158,993
TransMontaigne Partners LP/TLP Finance Corp. 6.125% due 02/15/26	50,000	43,093
Transocean, Inc. 9.350% due 12/15/41	490,000	381,941
Venture Global Calcasieu Pass LLC
4.125% due 08/15/31 ~	44,000	38,702
6.250% due 01/15/30 ~	243,000	245,061
Vital Energy, Inc.
9.500% due 01/15/25	180,000	181,433
10.125% due 01/15/28	125,000	120,149
W&T Offshore, Inc. 11.750% due 02/01/26 ~	150,000	147,116

	Principal Amount	Value
Weatherford International Ltd. 11.000% due 12/01/24 ~	$43,000	$44,164
Western Midstream Operating LP
4.300% due 02/01/30	50,000	45,563
4.650% due 07/01/26	75,000	72,563
5.500% due 08/15/48	354,000	305,366
5.500% due 02/01/50	50,000	42,500

		21,681,651

Financial - 10.0%
Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/29 ~	340,000	290,314
7.000% due 11/15/25 ~	275,000	258,004
Advisor Group Holdings, Inc. 10.750% due 08/01/27 ~	100,000	101,590
AG Issuer LLC 6.250% due 03/01/28 ~	70,000	63,127
AG TTMT Escrow Issuer LLC 8.625% due 09/30/27 ~	120,000	120,900
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250% due 10/15/27 ~	220,000	197,310
5.875% due 11/01/29 ~	200,000	169,015
6.750% due 10/15/27 ~	350,000	324,957
6.750% due 04/15/28 ~	80,000	79,182
Ally Financial, Inc.
5.750% due 11/20/25	300,000	282,470
6.700% due 02/14/33	150,000	133,450
AmWINS Group, Inc. 4.875% due 06/30/29 ~	85,000	75,337
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/29 ~	150,000	105,671
Aretec Escrow Issuer, Inc. 7.500% due 04/01/29 ~	300,000	245,646
Assurant, Inc. 7.000% due 03/27/48	200,000	187,786
AssuredPartners, Inc. 7.000% due 08/15/25 ~	64,000	62,333
Blackstone Mortgage Trust, Inc. 3.750% due 01/15/27 ~	250,000	196,514
Brightsphere Investment Group, Inc. 4.800% due 07/27/26	100,000	93,500
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/27 ~	150,000	120,585
5.750% due 05/15/26 ~	300,000	268,665
Burford Capital Global Finance LLC
6.250% due 04/15/28 ~	250,000	215,763
6.875% due 04/15/30 ~	200,000	172,358
Coinbase Global, Inc. 3.625% due 10/01/31 ~	85,000	47,692
Credit Acceptance Corp. 6.625% due 03/15/26	200,000	186,762
CTR Partnership LP/CareTrust Capital Corp. 3.875% due 06/30/28 ~	100,000	85,610
Cushman & Wakefield US Borrower LLC 6.750% due 05/15/28 ~	200,000	179,235
Enstar Finance LLC 5.500% due 01/15/42	250,000	180,776
First Republic Bank 4.625% due 02/13/47	210,000	115,762
Freedom Mortgage Corp.
6.625% due 01/15/27 ~	200,000	154,095
7.625% due 05/01/26 ~	190,000	152,880
Genworth Holdings, Inc. 6.500% due 06/15/34	100,000	86,972
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750% due 12/15/27 ~	250,000	198,066

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
goeasy Ltd. (Canada)
4.375% due 05/01/26 ~	$75,000	$65,699
5.375% due 12/01/24 ~	82,000	77,433
GTCR AP Finance, Inc. 8.000% due 05/15/27 ~	50,000	47,776
Hightower Holding LLC 6.750% due 04/15/29 ~	83,000	70,721
HUB International Ltd. 7.000% due 05/01/26 ~	645,000	634,537
Hunt Cos., Inc. 5.250% due 04/15/29 ~	200,000	156,561
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375% due 02/01/29	145,000	124,899
5.250% due 05/15/27	600,000	563,712
6.250% due 05/15/26	405,000	398,925
6.375% due 12/15/25	50,000	49,163
Intesa Sanpaolo SpA (Italy) 5.017% due 06/26/24 ~	700,000	672,778
Iron Mountain Information Management Services, Inc. 5.000% due 07/15/32 ~	150,000	128,952
Iron Mountain, Inc.
4.875% due 09/15/27 ~	425,000	402,265
5.000% due 07/15/28 ~	65,000	60,555
5.250% due 07/15/30 ~	125,000	112,828
Jane Street Group/JSG Finance, Inc. 4.500% due 11/15/29 ~	350,000	313,761
Jefferson Capital Holdings LLC 6.000% due 08/15/26 ~	75,000	63,724
Jones Deslauriers Insurance Management, Inc. (Canada) 8.500% due 03/15/30 ~	83,000	86,112
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.750% due 06/15/29 ~	225,000	162,881
5.250% due 10/01/25 ~	250,000	220,212
LD Holdings Group LLC 6.500% due 11/01/25 ~	96,000	60,601
Liberty Mutual Group, Inc. 4.300% due 02/01/61 ~	100,000	59,569
LPL Holdings, Inc.
4.375% due 05/15/31 ~	250,000	221,300
4.625% due 11/15/27 ~	150,000	141,885
Midcap Financial Issuer Trust 5.625% due 01/15/30 ~	250,000	197,814
MPT Operating Partnership LP/MPT Finance Corp.
3.500% due 03/15/31	190,000	128,079
5.000% due 10/15/27	320,000	263,554
5.250% due 08/01/26	500,000	450,000
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/30 ~	105,000	80,794
Navient Corp.
4.875% due 03/15/28	100,000	84,225
5.000% due 03/15/27	390,000	344,015
5.625% due 08/01/33	150,000	111,469
6.125% due 03/25/24	100,000	98,759
6.750% due 06/25/25	335,000	325,914
6.750% due 06/15/26	100,000	97,623
NFP Corp.
6.875% due 08/15/28 ~	70,000	60,135
7.500% due 10/01/30 ~	133,000	128,649
Office Properties Income Trust REIT 4.250% due 05/15/24	100,000	93,279
Ohio National Financial Services, Inc. 6.800% due 01/24/30 ~	400,000	380,976
OneMain Finance Corp.
3.500% due 01/15/27	355,000	298,343
4.000% due 09/15/30	160,000	120,144
6.625% due 01/15/28	216,000	198,245
6.875% due 03/15/25	238,000	230,860
7.125% due 03/15/26	210,000	202,083
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. 6.375% due 02/01/27 ~	75,000	70,218

	Principal Amount	Value
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875% due 05/15/29 ~	$388,000	$334,248
PennyMac Financial Services, Inc.
4.250% due 02/15/29 ~	210,000	167,427
5.375% due 10/15/25 ~	225,000	210,386
5.750% due 09/15/31 ~	100,000	79,299
Popular, Inc. 7.250% due 03/13/28	125,000	123,780
PRA Group, Inc. 8.375% due 02/01/28 ~	75,000	75,054
Provident Funding Associates LP/PFG Finance Corp. 6.375% due 06/15/25 ~	50,000	44,393
Radian Group, Inc. 4.875% due 03/15/27	150,000	141,211
Realogy Group LLC/Realogy Co-Issuer Corp. 5.250% due 04/15/30 ~	273,000	199,230
RHP Hotel Properties LP/RHP Finance Corp. 4.500% due 02/15/29 ~	110,000	99,492
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.875% due 10/15/26 ~	242,000	216,848
4.000% due 10/15/33 ~	50,000	39,749
Ryan Specialty Group LLC 4.375% due 02/01/30 ~	120,000	105,075
SBA Communications Corp. 3.125% due 02/01/29	715,000	622,661
Service Properties Trust
4.650% due 03/15/24	100,000	97,635
4.750% due 10/01/26	150,000	125,397
5.500% due 12/15/27	100,000	89,604
SLM Corp.
3.125% due 11/02/26	175,000	148,959
4.200% due 10/29/25	110,000	99,105
Starwood Property Trust, Inc.
3.625% due 07/15/26 ~	110,000	91,508
3.750% due 12/31/24 ~	63,000	58,120
4.375% due 01/15/27 ~	125,000	103,451
4.750% due 03/15/25	138,000	129,956
StoneX Group, Inc. 8.625% due 06/15/25 ~	75,000	75,450
Synchrony Financial 7.250% due 02/02/33	188,000	166,088
Synovus Financial Corp. 5.900% due 02/07/29	100,000	81,498
UniCredit SpA (Italy) 5.459% due 06/30/35 ~	450,000	371,209
United Wholesale Mortgage LLC 5.500% due 11/15/25 ~	95,000	90,020
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000% due 01/15/30 ~	150,000	87,938
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750% due 04/15/28 ~	250,000	193,467
6.500% due 02/15/29 ~	275,000	168,095
10.500% due 02/15/28 ~	186,000	180,587
USI, Inc. 6.875% due 05/01/25 ~	105,000	103,534
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland) 7.875% due 05/01/27 ~	455,000	440,424

		19,375,252

Industrial - 10.9%
Advanced Drainage Systems, Inc. 6.375% due 06/15/30 ~	82,000	80,443
AECOM 5.125% due 03/15/27	165,000	163,605

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/28 ~	$100,000	$86,175
4.000% due 09/01/29 ~	350,000	274,209
6.000% due 06/15/27 ~	200,000	198,480
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.250% due 04/30/25 ~	200,000	197,189
Artera Services LLC 9.033% due 12/04/25 ~	90,000	77,522
ATS Corp. (Canada) 4.125% due 12/15/28 ~	200,000	177,611
Ball Corp.
4.000% due 11/15/23	71,000	70,235
4.875% due 03/15/26	265,000	263,304
5.250% due 07/01/25	190,000	188,931
6.875% due 03/15/28	155,000	160,583
Berry Global, Inc. 4.500% due 02/15/26 ~	89,000	85,763
Bombardier, Inc. (Canada)
6.000% due 02/15/28 ~	67,000	65,325
7.125% due 06/15/26 ~	366,000	367,647
7.500% due 02/01/29 ~	115,000	117,587
BWX Technologies, Inc. 4.125% due 04/15/29 ~	200,000	177,594
Cargo Aircraft Management, Inc. 4.750% due 02/01/28 ~	390,000	349,155
Cascades, Inc./Cascades USA, Inc. (Canada) 5.125% due 01/15/26 ~	250,000	236,059
Chart Industries, Inc.
7.500% due 01/01/30 ~	402,000	415,857
9.500% due 01/01/31 ~	100,000	105,596
Clean Harbors, Inc. 5.125% due 07/15/29 ~	100,000	95,456
Clearwater Paper Corp.
4.750% due 08/15/28 ~	250,000	224,912
5.375% due 02/01/25 ~	50,000	48,706
Clydesdale Acquisition Holdings, Inc. 8.750% due 04/15/30 ~	327,000	297,547
Covanta Holding Corp. 5.000% due 09/01/30	200,000	172,475
CP Atlas Buyer, Inc. 7.000% due 12/01/28 ~	200,000	148,761
Crown Americas LLC/Crown Americas Capital Corp. V 4.250% due 09/30/26	190,000	182,341
Crown Americas LLC/Crown Americas Capital Corp. VI 4.750% due 02/01/26	250,000	243,716
EnerSys 4.375% due 12/15/27 ~	150,000	139,810
EnPro Industries, Inc. 5.750% due 10/15/26	100,000	97,370
F-Brasile SpA/F-Brasile US LLC (Italy) 7.375% due 08/15/26 ~	200,000	167,210
Fluor Corp. 3.500% due 12/15/24	155,000	151,371
FXI Holdings, Inc. 7.875% due 11/01/24 ~	121,000	113,005
GFL Environmental, Inc. (Canada)
3.750% due 08/01/25 ~	506,000	486,785
4.250% due 06/01/25 ~	65,000	63,487
Graphic Packaging International LLC
3.750% due 02/01/30 ~	125,000	108,606
4.125% due 08/15/24	100,000	97,768
4.750% due 07/15/27 ~	200,000	190,876
Great Lakes Dredge & Dock Corp. 5.250% due 06/01/29 ~	250,000	189,275
Griffon Corp. 5.750% due 03/01/28	125,000	116,066
Hillenbrand, Inc.

	Principal Amount	Value
3.750% due 03/01/31	$125,000	$104,564
5.750% due 06/15/25	165,000	164,748
Howmet Aerospace, Inc.
5.950% due 02/01/37	147,000	148,279
6.750% due 01/15/28	257,000	270,194
6.875% due 05/01/25	12,000	12,469
Husky III Holding Ltd. (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	200,000	169,500
Imola Merger Corp. 4.750% due 05/15/29 ~	530,000	474,732
James Hardie International Finance DAC 5.000% due 01/15/28 ~	200,000	187,761
LABL, Inc.
5.875% due 11/01/28 ~	40,000	35,618
9.500% due 11/01/28 ~	43,000	43,430
Likewize Corp. 9.750% due 10/15/25 ~	120,000	109,170
LSB Industries, Inc. 6.250% due 10/15/28 ~	283,000	252,142
Madison IAQ LLC 4.125% due 06/30/28 ~	210,000	181,884
MasTec, Inc. 6.625% due 08/15/29 ~	100,000	89,654
Mauser Packaging Solutions Holding Co.
7.875% due 08/15/26 ~	350,000	350,317
9.250% due 04/15/27 ~	505,000	467,125
Mueller Water Products, Inc. 4.000% due 06/15/29 ~	50,000	44,709
NAC Aviation 29 DAC (Ireland) 4.750% due 06/30/26	223,269	190,895
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 ~	120,000	106,226
9.750% due 07/15/28 ~	250,000	238,975
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.500% due 04/15/30 ~	100,000	86,138
Owens-Brockway Glass Container, Inc.
5.375% due 01/15/25 ~	48,000	47,292
5.875% due 08/15/23 ~	73,000	72,958
6.375% due 08/15/25 ~	300,000	300,428
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.375% due 10/15/28 ~	100,000	87,524
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.000% due 10/15/27 ~	600,000	539,529
Pactiv LLC
7.950% due 12/15/25	100,000	101,522
8.375% due 04/15/27	100,000	98,866
Railworks Holdings LP/Railworks Rally, Inc. 8.250% due 11/15/28 ~	150,000	139,702
Rand Parent LLC 8.500% due 02/15/30 ~	230,000	216,447
Roller Bearing Co. of America, Inc. 4.375% due 10/15/29 ~	50,000	44,708
Sealed Air Corp.
5.000% due 04/15/29 ~	100,000	94,094
5.125% due 12/01/24 ~	50,000	49,706
5.500% due 09/15/25 ~	290,000	286,827
6.875% due 07/15/33 ~	54,000	54,240
Sealed Air Corp./Sealed Air Corp. 6.125% due 02/01/28 ~	107,000	108,305
Seaspan Corp. (Hong Kong) 5.500% due 08/01/29 ~	121,000	94,497
Sensata Technologies BV
5.000% due 10/01/25 ~	250,000	248,425
5.625% due 11/01/24 ~	200,000	199,600
5.875% due 09/01/30 ~	109,000	108,144
Silgan Holdings, Inc. 4.125% due 02/01/28	140,000	131,908

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
Spirit AeroSystems, Inc.
3.850% due 06/15/26	$350,000	$333,623
4.600% due 06/15/28	55,000	46,677
7.500% due 04/15/25 ~	75,000	75,074
SPX FLOW, Inc. 8.750% due 04/01/30 ~	167,000	144,308
Standard Industries, Inc.
3.375% due 01/15/31 ~	466,000	375,046
5.000% due 02/15/27 ~	460,000	437,511
Stericycle, Inc.
3.875% due 01/15/29 ~	324,000	283,247
5.375% due 07/15/24 ~	201,000	199,675
Summit Materials LLC/Summit Materials Finance Corp.
5.250% due 01/15/29 ~	165,000	156,167
6.500% due 03/15/27 ~	175,000	173,725
Tervita Corp. (Canada) 11.000% due 12/01/25 ~	210,000	225,897
Titan Acquisition Ltd./Titan Co.-Borrower LLC (Canada) 7.750% due 04/15/26 ~	155,000	129,971
TopBuild Corp. 4.125% due 02/15/32 ~	35,000	29,295
TransDigm UK Holdings PLC 6.875% due 05/15/26	235,000	231,704
TransDigm, Inc.
4.625% due 01/15/29	488,000	434,340
6.250% due 03/15/26 ~	990,000	991,906
6.750% due 08/15/28 ~	689,000	696,751
8.000% due 12/15/25 ~	140,000	142,712
TriMas Corp. 4.125% due 04/15/29 ~	100,000	88,120
Trinity Industries, Inc. 4.550% due 10/01/24	175,000	169,484
Triumph Group, Inc. 9.000% due 03/15/28 ~	137,000	137,315
Trivium Packaging Finance BV (Netherlands) 8.500% due 08/15/27 ~	200,000	182,192
TTM Technologies, Inc. 4.000% due 03/01/29 ~	390,000	339,848
Tutor Perini Corp. 6.875% due 05/01/25 ~	150,000	105,935
Waste Pro USA, Inc. 5.500% due 02/15/26 ~	240,000	220,965
Watco Cos LLC/Watco Finance Corp. 6.500% due 06/15/27 ~	200,000	187,720
WESCO Distribution, Inc.
7.125% due 06/15/25 ~	220,000	223,832
7.250% due 06/15/28 ~	190,000	195,278
Western Global Airlines LLC 10.375% due 08/15/25 ~	225,000	92,054
XPO CNW, Inc. 6.700% due 05/01/34	250,000	226,594

		21,224,631

Technology - 2.8%
Ahead DB Holdings LLC 6.625% due 05/01/28 ~	33,000	27,431
Alteryx, Inc. 8.750% due 03/15/28 ~	94,000	94,693
AthenaHealth Group, Inc. 6.500% due 02/15/30 ~	435,000	353,115
Black Knight InfoServ LLC 3.625% due 09/01/28 ~	164,000	149,445
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/29 ~	185,000	181,999
Cloud Software Group Holdings, Inc. 6.500% due 03/31/29 ~	775,000	686,277
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.000% due 11/01/29 ~	100,000	78,989
Consensus Cloud Solutions, Inc.

	Principal Amount	Value
6.000% due 10/15/26 ~	$250,000	$217,416
6.500% due 10/15/28 ~	90,000	74,718
Crowdstrike Holdings, Inc. 3.000% due 02/15/29	115,000	100,467
CWT Travel Group, Inc. 8.500% due 11/19/26 ~	148,000	116,180
Diebold Nixdorf, Inc. 8.500% Cash or 12.500% PIK due 10/15/26 ~	101,747	25,978
Elastic NV 4.125% due 07/15/29 ~	165,000	141,045
Exela Intermediate LLC/Exela Finance, Inc. 11.500% due 07/15/26 ~	296,000	38,785
Fair Isaac Corp. 5.250% due 05/15/26 ~	100,000	100,030
McAfee Corp. 7.375% due 02/15/30 ~	465,000	390,318
NCR Corp. 5.125% due 04/15/29 ~	96,000	83,160
ON Semiconductor Corp. 3.875% due 09/01/28 ~	205,000	184,760
Open Text Corp. (Canada) 3.875% due 12/01/29 ~	117,000	98,619
PTC, Inc.
3.625% due 02/15/25 ~	77,000	74,332
4.000% due 02/15/28 ~	363,000	339,556
Rocket Software, Inc. 6.500% due 02/15/29 ~	200,000	157,706
Science Applications International Corp. 4.875% due 04/01/28 ~	160,000	149,188
Seagate HDD Cayman
4.875% due 03/01/24	300,000	296,637
5.750% due 12/01/34	50,000	45,688
SS&C Technologies, Inc. 5.500% due 09/30/27 ~	718,000	697,482
Synaptics, Inc. 4.000% due 06/15/29 ~	200,000	172,536
Unisys Corp. 6.875% due 11/01/27 ~	200,000	127,759
Veritas US, Inc./Veritas Bermuda Ltd. 7.500% due 09/01/25 ~	50,000	37,688
Western Digital Corp. 4.750% due 02/15/26	220,000	211,363
Xerox Corp. 6.750% due 12/15/39	150,000	107,606

		5,560,966

Utilities - 2.8%
Algonquin Power & Utilities Corp. (Canada) 4.750% due 01/18/82	100,000	80,141
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500% due 05/20/25	65,000	62,424
5.625% due 05/20/24	165,000	161,901
5.875% due 08/20/26	484,000	463,612
Calpine Corp.
3.750% due 03/01/31 ~	265,000	223,772
4.500% due 02/15/28 ~	107,000	99,384
4.625% due 02/01/29 ~	200,000	172,958
5.000% due 02/01/31 ~	185,000	156,806
5.125% due 03/15/28 ~	339,000	310,833
5.250% due 06/01/26 ~	83,000	81,013
Clearway Energy Operating LLC
3.750% due 02/15/31 ~	300,000	259,020
3.750% due 01/15/32 ~	175,000	145,766
4.750% due 03/15/28 ~	174,000	166,363
DPL, Inc.
4.125% due 07/01/25	150,000	143,456
4.350% due 04/15/29	150,000	133,326
FirstEnergy Corp.
1.600% due 01/15/26	100,000	91,429
2.050% due 03/01/25	100,000	94,074
7.375% due 11/15/31	450,000	505,192

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
NextEra Energy Operating Partners LP
3.875% due 10/15/26 ~	$300,000	$279,706
4.500% due 09/15/27 ~	158,000	151,037
NRG Energy, Inc.
3.375% due 02/15/29 ~	90,000	74,621
3.875% due 02/15/32 ~	639,000	511,897
5.750% due 01/15/28	197,000	193,493
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.500% due 08/15/28 ~	185,000	169,537
PG&E Corp. 5.000% due 07/01/28	115,000	108,710
Pike Corp. 5.500% due 09/01/28 ~	171,000	149,806
Solaris Midstream Holdings LLC 7.625% due 04/01/26 ~	100,000	96,269
TransAlta Corp. (Canada) 6.500% due 03/15/40	100,000	92,184
Vistra Operations Co. LLC
5.000% due 07/31/27 ~	74,000	70,071
5.625% due 02/15/27 ~	250,000	242,956

		5,491,757

Total Corporate Bonds & Notes (Cost $208,337,126)		188,660,842

	Shares
SHORT-TERM INVESTMENT - 1.5%
Money Market Fund - 1.5%
BlackRock Liquidity Funds: T-Fund, Institutional Shares 4.700%	2,903,536	2,903,536

Total Short-Term Investment (Cost $2,903,536)		2,903,536

TOTAL INVESTMENTS - 98.5% (Cost $211,285,653)		191,567,958

OTHER ASSETS & LIABILITIES, NET - 1.5%		2,924,147

NET ASSETS - 100.0%		$194,492,105

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $830 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	An investment with a value of $830 or less than 0.1% of the Fund’s net assets was in default as of March 31, 2023.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$3,580	$3,580	$-	$-
	Corporate Bonds & Notes	188,660,842	-	188,660,842	-
	Short-Term Investment	2,903,536	2,903,536	-	-

	Total	$191,567,958	$2,907,116	$188,660,842	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Basic Materials - 1.0%
Albemarle Corp.	2,531	$559,452
Axalta Coating Systems Ltd. *	2,364	71,606
CF Industries Holdings, Inc.	8,220	595,868
Chemours Co.	3,728	111,616
Ecolab, Inc.	9,201	1,523,042
FMC Corp.	1,757	214,582
Linde PLC	4,361	1,550,074
Mosaic Co.	1,504	69,004
MP Materials Corp. *	4,119	116,115
PPG Industries, Inc.	5,254	701,829
Royal Gold, Inc.	219	28,406
RPM International, Inc.	295	25,736
Sherwin-Williams Co.	10,049	2,258,714
Southern Copper Corp. (Mexico)	2,213	168,741
Valvoline, Inc.	7,209	251,882

		8,246,667

Communications - 13.5%
Airbnb, Inc. Class A *	15,765	1,961,166
Alphabet, Inc. Class A *	219,949	22,815,310
Alphabet, Inc. Class C *	191,273	19,892,392
Amazon.com, Inc. *	373,561	38,585,116
Arista Networks, Inc. *	10,333	1,734,497
Booking Holdings, Inc. *	1,630	4,323,428
Cable One, Inc.	130	91,260
CDW Corp.	5,677	1,106,391
Charter Communications, Inc. Class A *	4,418	1,579,921
Corning, Inc.	2,023	71,371
DoorDash, Inc. Class A *	9,286	590,218
eBay, Inc.	2,741	121,618
Etsy, Inc. *	5,249	584,371
Expedia Group, Inc. *	6,192	600,810
FactSet Research Systems, Inc.	1,593	661,238
Gen Digital, Inc.	8,249	141,553
GoDaddy, Inc. Class A *	927	72,046
Liberty Broadband Corp. Class A *	440	36,133
Liberty Broadband Corp. Class C *	2,327	190,116
Liberty Media Corp. - Liberty Formula One Class C *	1,020	76,327
Liberty Media Corp. - Liberty SiriusXM Class A *	947	26,601
Liberty Media Corp. - Liberty SiriusXM Class C *	1,953	54,664
Lyft, Inc. Class A *	11,133	103,203
Match Group, Inc. *	10,964	420,908
Meta Platforms, Inc. Class A *	19,920	4,221,845
Netflix, Inc. *	8,298	2,866,793
Nexstar Media Group, Inc.	99	17,093
Okta, Inc. *	858	73,994
Opendoor Technologies, Inc. *	8,920	15,699
Palo Alto Networks, Inc. *	12,493	2,495,352
Pinterest, Inc. Class A *	5,501	150,012
Roku, Inc. *	1,539	101,297
Spotify Technology SA *	5,877	785,285
Trade Desk, Inc. Class A *	18,426	1,122,328
TripAdvisor, Inc. *	376	7,467
Uber Technologies, Inc. *	69,838	2,213,865
Ubiquiti, Inc.	78	21,192
VeriSign, Inc. *	466	98,480
Walt Disney Co. *	5,131	513,767
Warner Bros Discovery, Inc. *	72,709	1,097,906
Wayfair, Inc. Class A *	1,781	61,160
Wix.com Ltd. * (Israel)	1,800	179,640
World Wrestling Entertainment, Inc. Class A	1,807	164,907
Zillow Group, Inc. Class C *	454	20,189

		112,068,929

	Shares	Value
Consumer, Cyclical - 10.8%
Advance Auto Parts, Inc.	219	$26,633
Allison Transmission Holdings, Inc.	3,058	138,344
Aptiv PLC *	2,849	319,629
AutoZone, Inc. *	715	1,757,577
Best Buy Co., Inc.	2,598	203,345
BJ’s Wholesale Club Holdings, Inc. *	3,535	268,907
Brunswick Corp.	640	52,480
Burlington Stores, Inc. *	2,554	516,163
Caesars Entertainment, Inc. *	5,908	288,369
CarMax, Inc. *	567	36,447
Carvana Co. *	5,288	51,770
Chipotle Mexican Grill, Inc. *	1,154	1,971,367
Choice Hotels International, Inc.	1,350	158,206
Churchill Downs, Inc.	1,498	385,061
Copart, Inc. *	17,898	1,346,109
Core & Main, Inc. Class A *	899	20,767
Costco Wholesale Corp.	18,608	9,245,757
Darden Restaurants, Inc.	3,752	582,160
Deckers Outdoor Corp. *	976	438,761
Delta Air Lines, Inc. *	26,878	938,580
Dollar General Corp.	9,470	1,993,056
Dollar Tree, Inc. *	2,718	390,169
Domino’s Pizza, Inc.	1,083	357,249
DR Horton, Inc.	6,942	678,164
DraftKings, Inc. Class A *	14,856	287,612
Fastenal Co.	24,172	1,303,838
Five Below, Inc. *	2,291	471,877
Floor & Decor Holdings, Inc. Class A *	4,333	425,587
Freshpet, Inc. *	1,154	76,383
Genuine Parts Co.	511	85,495
Hilton Worldwide Holdings, Inc.	7,968	1,122,452
Home Depot, Inc.	24,842	7,331,371
Las Vegas Sands Corp. *	5,180	297,591
Leslie’s, Inc. *	6,503	71,598
Live Nation Entertainment, Inc. *	3,273	229,110
Lowe’s Cos., Inc.	21,943	4,387,942
Lucid Group, Inc. *	22,664	182,219
Lululemon Athletica, Inc. *	4,690	1,708,051
Madison Square Garden Sports Corp.	402	78,330
Marriott International, Inc. Class A	11,150	1,851,346
Mattel, Inc. *	7,692	141,610
McDonald’s Corp.	7,548	2,110,496
NIKE, Inc. Class B	50,560	6,200,678
Nordstrom, Inc.	4,322	70,319
Norwegian Cruise Line Holdings Ltd. *	2,090	28,110
NVR, Inc. *	88	490,353
O’Reilly Automotive, Inc. *	1,062	901,617
Planet Fitness, Inc. Class A *	2,582	200,544
Polaris, Inc.	1,712	189,399
Pool Corp.	1,597	546,877
PulteGroup, Inc.	3,721	216,860
RH *	285	69,412
Ross Stores, Inc.	6,070	644,209
Scotts Miracle-Gro Co.	627	43,727
SiteOne Landscape Supply, Inc. *	1,108	151,652
Six Flags Entertainment Corp. *	1,629	43,511
Skechers USA, Inc. Class A *	592	28,132
Starbucks Corp.	17,350	1,806,655
Tapestry, Inc.	1,109	47,809
Target Corp.	10,724	1,776,216
Tesla, Inc. *	108,623	22,534,928
TJX Cos., Inc.	48,779	3,822,322
Toll Brothers, Inc.	2,218	133,147
Tractor Supply Co.	4,637	1,089,880
Travel & Leisure Co.	2,615	102,508
Ulta Beauty, Inc. *	2,116	1,154,638
Vail Resorts, Inc.	1,597	373,187
Victoria’s Secret, Inc. *	2,740	93,571
Watsco, Inc.	714	227,166

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Wendy’s Co.	7,159	$ 155,923
WESCO International, Inc.	910	140,631
Williams-Sonoma, Inc.	2,200	267,652
WW Grainger, Inc.	1,892	1,303,229
Wyndham Hotels & Resorts, Inc.	2,529	171,593
Wynn Resorts Ltd. *	608	68,041
YETI Holdings, Inc. *	3,374	134,960
Yum! Brands, Inc.	1,313	173,421

		89,730,855

Consumer, Non-Cyclical - 17.3%
10X Genomics, Inc. Class A *	3,361	187,510
Abbott Laboratories	9,513	963,286
AbbVie, Inc.	74,279	11,837,844
agilon health, Inc. *	7,413	176,059
Align Technology, Inc. *	2,471	825,660
Alnylam Pharmaceuticals, Inc. *	5,161	1,033,852
AmerisourceBergen Corp.	6,846	1,096,113
Amgen, Inc.	18,852	4,557,471
Automatic Data Processing, Inc.	16,110	3,586,569
Avantor, Inc. *	23,786	502,836
Avery Dennison Corp.	2,102	376,111
Baxter International, Inc.	3,567	144,678
Bio-Techne Corp.	6,532	484,609
Booz Allen Hamilton Holding Corp.	5,511	510,815
Boston Beer Co., Inc. Class A *	356	117,017
Bright Horizons Family Solutions, Inc. *	756	58,204
Brown-Forman Corp. Class A	1,192	77,707
Brown-Forman Corp. Class B	4,531	291,207
Bruker Corp.	4,501	354,859
Catalent, Inc. *	2,472	162,435
Certara, Inc. *	2,623	63,241
Charles River Laboratories International, Inc. *	1,975	398,595
Chemed Corp.	203	109,163
Church & Dwight Co., Inc.	4,618	408,277
Cigna Group	1,958	500,328
Cintas Corp.	3,392	1,569,411
Clorox Co.	4,289	678,691
Coca-Cola Co.	123,077	7,634,466
Colgate-Palmolive Co.	21,397	1,607,985
CoStar Group, Inc. *	2,422	166,755
Danaher Corp.	1,850	466,274
Darling Ingredients, Inc. *	213	12,439
DaVita, Inc. *	2,335	189,392
Dexcom, Inc. *	16,185	1,880,373
Edwards Lifesciences Corp. *	25,954	2,147,174
Elevance Health, Inc.	3,080	1,416,215
Eli Lilly & Co.	28,827	9,899,768
Equifax, Inc.	2,552	517,648
Estee Lauder Cos., Inc. Class A	9,643	2,376,614
Euronet Worldwide, Inc. *	1,438	160,912
Exact Sciences Corp. *	1,437	97,443
Exelixis, Inc. *	11,000	213,510
FleetCor Technologies, Inc. *	3,014	635,502
FTI Consulting, Inc. *	643	126,896
Gartner, Inc. *	3,223	1,049,957
GE HealthCare Technologies, Inc. *	929	76,206
Ginkgo Bioworks Holdings, Inc. *	9,821	13,062
Globus Medical, Inc. Class A *	5	283
Grocery Outlet Holding Corp. *	577	16,306
Guardant Health, Inc. *	3,971	93,080
GXO Logistics, Inc. *	523	26,391
H&R Block, Inc.	5,276	185,979
HCA Healthcare, Inc.	531	140,014
Hershey Co.	5,314	1,351,935
Horizon Therapeutics PLC *	8,644	943,406
Humana, Inc.	3,751	1,820,960
ICU Medical, Inc. *	170	28,043
IDEXX Laboratories, Inc. *	3,452	1,726,276
Incyte Corp. *	6,628	479,006

	Shares	Value
Insulet Corp. *	2,890	$ 921,794
Intuitive Surgical, Inc. *	13,636	3,483,589
Ionis Pharmaceuticals, Inc. *	5,311	189,815
IQVIA Holdings, Inc. *	7,790	1,549,353
Kellogg Co.	5,866	392,787
Kimberly-Clark Corp.	8,383	1,125,166
Lamb Weston Holdings, Inc.	6,051	632,451
Maravai LifeSciences Holdings, Inc. Class A *	5,092	71,339
MarketAxess Holdings, Inc.	1,559	610,021
Masimo Corp. *	1,524	281,239
McKesson Corp.	1,128	401,624
Merck & Co., Inc.	44,548	4,739,462
Mister Car Wash, Inc. *	2,422	20,878
Moderna, Inc. *	781	119,946
Molina Healthcare, Inc. *	1,866	499,136
Monster Beverage Corp. *	28,454	1,536,801
Moody’s Corp.	6,332	1,937,719
Morningstar, Inc.	946	192,066
Natera, Inc. *	3,809	211,476
Neurocrine Biosciences, Inc. *	4,021	407,006
Novavax, Inc. *	3,498	24,241
Novocure Ltd. *	4,337	260,827
Olaplex Holdings, Inc. *	5,642	24,091
Paylocity Holding Corp. *	1,686	335,143
PayPal Holdings, Inc. *	14,753	1,120,343
Penumbra, Inc. *	1,497	417,199
PepsiCo, Inc.	49,097	8,950,383
Performance Food Group Co. *	2,133	128,705
Pilgrim’s Pride Corp. *	1,027	23,806
Procter & Gamble Co.	42,263	6,284,085
Quanta Services, Inc.	3,262	543,580
Regeneron Pharmaceuticals, Inc. *	636	522,582
Repligen Corp. *	1,653	278,299
ResMed, Inc.	6,067	1,328,612
Ritchie Bros Auctioneers, Inc. (Canada)	2,342	131,831
Robert Half International, Inc.	3,913	315,270
Rollins, Inc.	9,007	338,033
Sarepta Therapeutics, Inc. *	3,533	486,953
Seagen, Inc. *	5,708	1,155,699
Shift4 Payments, Inc. Class A *	2,119	160,620
Sotera Health Co. *	4,611	82,583
Stryker Corp.	7,900	2,255,213
Syneos Health, Inc. *	750	26,715
Sysco Corp.	21,334	1,647,625
Tandem Diabetes Care, Inc. *	2,700	109,647
Teladoc Health, Inc. *	761	19,710
Thermo Fisher Scientific, Inc.	2,006	1,156,198
Toast, Inc. Class A *	10,200	181,050
TransUnion	5,922	367,993
Ultragenyx Pharmaceutical, Inc. *	2,248	90,145
United Rentals, Inc.	1,346	532,693
UnitedHealth Group, Inc.	35,774	16,906,435
Verisk Analytics, Inc.	6,522	1,251,311
Vertex Pharmaceuticals, Inc. *	10,145	3,196,385
Waters Corp. *	2,480	767,882
West Pharmaceutical Services, Inc.	3,109	1,077,175
WEX, Inc. *	1,257	231,150
WillScot Mobile Mini Holdings Corp. *	4,542	212,929
Zoetis, Inc.	19,788	3,293,515

		144,133,142

Energy - 1.5%
Antero Resources Corp. *	7,641	176,431
Cheniere Energy, Inc.	6,010	947,176
Coterra Energy, Inc.	4,901	120,270
Devon Energy Corp.	13,356	675,947
Diamondback Energy, Inc.	4,293	580,285
Enphase Energy, Inc. *	5,496	1,155,699
Enviva, Inc.	1,390	40,143
EOG Resources, Inc.	17,965	2,059,328

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Halliburton Co.	17,091	$ 540,759
Hess Corp.	9,259	1,225,336
New Fortress Energy, Inc.	2,391	70,367
Occidental Petroleum Corp.	27,546	1,719,697
ONEOK, Inc.	2,281	144,935
Ovintiv, Inc.	7,336	264,683
PDC Energy, Inc.	1,906	122,327
Pioneer Natural Resources Co.	5,492	1,121,686
Plug Power, Inc. *	11,720	137,358
Range Resources Corp.	6,525	172,717
Southwestern Energy Co. *	3,587	17,935
Targa Resources Corp.	9,486	692,004
Texas Pacific Land Corp.	240	408,245

		12,393,328

Financial - 7.1%
American Express Co.	1,575	259,796
American Tower Corp. REIT	14,956	3,056,109
Ameriprise Financial, Inc.	2,818	863,717
Aon PLC Class A	8,110	2,557,002
Apartment Income REIT Corp. REIT	594	21,271
Apollo Global Management, Inc.	15,473	977,275
Arch Capital Group Ltd. *	4,833	328,016
Ares Management Corp. Class A	6,439	537,270
Arthur J Gallagher & Co.	946	180,979
Assurant, Inc.	164	19,691
Blackstone, Inc.	29,814	2,618,862
Blue Owl Capital, Inc.	17,710	196,227
Brown & Brown, Inc.	808	46,395
Camden Property Trust REIT	395	41,412
CBRE Group, Inc. Class A *	6,459	470,280
Charles Schwab Corp.	35,454	1,857,080
Crown Castle, Inc. REIT	18,132	2,426,787
Equinix, Inc. REIT	2,926	2,109,763
Equity LifeStyle Properties, Inc. REIT	4,570	306,784
Erie Indemnity Co. Class A	779	180,463
Everest Re Group Ltd.	477	170,776
Extra Space Storage, Inc. REIT	716	116,658
First Citizens BancShares, Inc. Class A	94	91,471
Iron Mountain, Inc. REIT	9,077	480,264
Lamar Advertising Co. Class A REIT	3,194	319,049
Lincoln National Corp.	1,760	39,547
LPL Financial Holdings, Inc.	3,342	676,421
Markel Corp. *	120	153,289
Marsh & McLennan Cos., Inc.	18,589	3,095,998
Mastercard, Inc. Class A	35,763	12,996,632
Progressive Corp.	21,345	3,053,616
Public Storage REIT	5,213	1,575,056
Raymond James Financial, Inc.	709	66,128
RenaissanceRe Holdings Ltd. (Bermuda)	957	191,725
Rocket Cos., Inc. Class A *	2,998	27,162
Ryan Specialty Holdings, Inc. *	3,117	125,428
SBA Communications Corp. REIT	1,021	266,552
Simon Property Group, Inc. REIT	6,644	743,929
Tradeweb Markets, Inc. Class A	2,761	218,174
Upstart Holdings, Inc. *	636	10,106
UWM Holdings Corp.	3,214	15,781
Visa, Inc. Class A	68,319	15,403,202
Western Alliance Bancorp	2,938	104,417
Western Union Co.	3,917	43,675

		59,040,235

Industrial - 6.6%
Advanced Drainage Systems, Inc.	2,614	220,125
AECOM	376	31,704
AGCO Corp.	414	55,973
Agilent Technologies, Inc.	11,155	1,543,183
Allegion PLC	2,914	311,011
Amphenol Corp. Class A	18,543	1,515,334
AO Smith Corp.	1,403	97,017

	Shares	Value
Ardagh Metal Packaging SA	3,859	$ 15,745
Armstrong World Industries, Inc.	1,117	79,575
Arrow Electronics, Inc. *	19	2,373
Axon Enterprise, Inc. *	2,195	493,546
Ball Corp.	5,153	283,982
Berry Global Group, Inc.	2,444	143,952
Boeing Co. *	7,242	1,538,418
BWX Technologies, Inc.	1,616	101,873
Carlisle Cos., Inc.	1,820	411,447
Caterpillar, Inc.	19,049	4,359,173
CH Robinson Worldwide, Inc.	1,295	128,684
ChargePoint Holdings, Inc. *	11,604	121,494
Cognex Corp.	6,791	336,494
Coherent Corp. *	925	35,224
Crown Holdings, Inc.	4,257	352,096
CSX Corp.	22,243	665,955
Deere & Co.	11,411	4,711,374
Donaldson Co., Inc.	669	43,712
Eagle Materials, Inc.	1,246	182,851
Emerson Electric Co.	7,614	663,484
Expeditors International of Washington, Inc.	2,058	226,627
Fortune Brands Innovations, Inc.	1,635	96,024
Generac Holdings, Inc. *	2,615	282,446
General Electric Co.	2,530	241,868
Graco, Inc.	4,833	352,857
Graphic Packaging Holding Co.	9,721	247,788
HEICO Corp.	1,768	302,399
HEICO Corp. Class A	3,105	421,970
Honeywell International, Inc.	8,327	1,591,456
Howmet Aerospace, Inc.	1,760	74,571
Huntington Ingalls Industries, Inc.	393	81,359
IDEX Corp.	614	141,852
Illinois Tool Works, Inc.	11,545	2,810,630
Jabil, Inc.	4,457	392,929
JB Hunt Transport Services, Inc.	3,083	540,943
Keysight Technologies, Inc. *	6,969	1,125,354
Landstar System, Inc.	1,334	239,133
Lincoln Electric Holdings, Inc.	2,352	397,723
Lockheed Martin Corp.	9,570	4,524,026
Louisiana-Pacific Corp.	466	25,262
Martin Marietta Materials, Inc.	248	88,055
Masco Corp.	557	27,694
Masterbrand, Inc. *	2,045	16,442
Mettler-Toledo International, Inc. *	923	1,412,384
Middleby Corp. *	170	24,924
MSA Safety, Inc.	618	82,503
National Instruments Corp.	772	40,461
Nordson Corp.	615	136,690
Northrop Grumman Corp.	709	327,360
Old Dominion Freight Line, Inc.	4,171	1,421,644
Otis Worldwide Corp.	2,060	173,864
Parker-Hannifin Corp.	1,220	410,054
Republic Services, Inc.	599	80,997
Rockwell Automation, Inc.	3,256	955,473
RXO, Inc. *	353	6,933
Sealed Air Corp.	6,119	280,923
Spirit AeroSystems Holdings, Inc. Class A	4,496	155,247
Tetra Tech, Inc.	829	121,788
TopBuild Corp. *	1,130	235,198
Toro Co.	4,381	486,992
Trane Technologies PLC	5,606	1,031,392
TransDigm Group, Inc.	835	615,437
Trex Co., Inc. *	4,624	225,050
Union Pacific Corp.	25,829	5,198,345
United Parcel Service, Inc. Class B	27,559	5,346,170
Universal Display Corp.	1,823	282,802
Valmont Industries, Inc.	133	42,464
Vertiv Holdings Co.	2,178	31,167
Vontier Corp.	4,244	116,031
Vulcan Materials Co.	2,713	465,442
Waste Management, Inc.	16,153	2,635,685
XPO, Inc. *	353	11,261
Xylem, Inc.	1,139	119,253

		55,169,141

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Technology - 40.5%
Accenture PLC Class A	26,631	$7,611,406
Adobe, Inc. *	19,216	7,405,270
Advanced Micro Devices, Inc. *	53,492	5,242,751
Allegro MicroSystems, Inc. * (Japan)	2,782	133,508
Alteryx, Inc. Class A *	2,321	136,568
Analog Devices, Inc.	4,271	842,327
ANSYS, Inc. *	1,925	640,640
Apple, Inc.	631,668	104,162,053
Applied Materials, Inc.	35,366	4,344,006
AppLovin Corp. Class A *	8,532	134,379
Aspen Technology, Inc. *	1,132	259,081
Atlassian Corp. Class A *	6,110	1,045,849
Autodesk, Inc. *	9,142	1,902,999
Bentley Systems, Inc. Class B	7,078	304,283
Black Knight, Inc. *	653	37,587
Broadcom, Inc.	16,600	10,649,564
Broadridge Financial Solutions, Inc.	4,448	651,943
Cadence Design Systems, Inc. *	11,456	2,406,791
CCC Intelligent Solutions Holdings, Inc. *	2,979	26,722
Ceridian HCM Holding, Inc. *	1,180	86,400
Cloudflare, Inc. Class A *	11,874	732,151
Confluent, Inc. Class A *	5,639	135,731
Crowdstrike Holdings, Inc. Class A *	9,044	1,241,379
Datadog, Inc. Class A *	11,148	810,014
Definitive Healthcare Corp. *	1,131	11,683
Dell Technologies, Inc. Class C	1,244	50,021
DocuSign, Inc. *	8,294	483,540
DoubleVerify Holdings, Inc. *	2,703	81,495
Doximity, Inc. Class A *	2,096	67,868
Dropbox, Inc. Class A *	10,495	226,902
Dynatrace, Inc. *	9,285	392,755
Elastic NV *	3,248	188,059
Electronic Arts, Inc.	789	95,035
Entegris, Inc.	6,231	511,004
EPAM Systems, Inc. *	2,304	688,896
Fair Isaac Corp. *	1,019	716,041
Fiserv, Inc. *	2,250	254,317
Five9, Inc. *	2,939	212,460
Fortinet, Inc. *	27,097	1,800,867
Genpact Ltd.	3,800	175,636
GLOBALFOUNDRIES, Inc. *	686	49,515
Globant SA *	1,709	280,293
HP, Inc.	18,939	555,860
HubSpot, Inc. *	1,944	833,490
International Business Machines Corp.	25,265	3,311,989
Intuit, Inc.	11,582	5,163,603
Jack Henry & Associates, Inc.	3,047	459,244
Jamf Holding Corp. *	2,279	44,258
KBR, Inc.	3,636	200,162
KLA Corp.	5,819	2,322,770
Lam Research Corp.	5,664	3,002,600
Lattice Semiconductor Corp. *	5,697	544,063
Manhattan Associates, Inc. *	1,607	248,844
Microchip Technology, Inc.	19,089	1,599,276
Micron Technology, Inc.	8,624	520,372
Microsoft Corp.	314,480	90,664,584
MongoDB, Inc. *	2,784	649,006
Monolithic Power Systems, Inc.	1,925	963,539
MSCI, Inc.	2,457	1,375,158
nCino, Inc. *	506	12,539
NCR Corp. *	300	7,077
NetApp, Inc.	9,124	582,567
New Relic, Inc. *	2,116	159,314
Nutanix, Inc. Class A *	4,829	125,506
NVIDIA Corp.	99,436	27,620,338

	Shares	Value
ON Semiconductor Corp. *	11,368	$ 935,814
Oracle Corp.	44,135	4,101,024
Palantir Technologies, Inc. Class A *	77,239	652,670
Paychex, Inc.	13,546	1,552,236
Paycom Software, Inc. *	2,149	653,317
Pegasystems, Inc.	1,787	86,634
Playtika Holding Corp. *	2,535	28,544
Procore Technologies, Inc. *	2,112	132,275
PTC, Inc. *	4,470	573,188
Pure Storage, Inc. Class A *	11,972	305,406
QUALCOMM, Inc.	47,093	6,008,125
RingCentral, Inc. Class A *	3,792	116,301
ROBLOX Corp. Class A *	18,784	844,904
Salesforce, Inc. *	8,656	1,729,296
SentinelOne, Inc. Class A *	5,472	89,522
ServiceNow, Inc. *	8,522	3,960,344
Smartsheet, Inc. Class A *	5,337	255,109
Snowflake, Inc. Class A *	12,190	1,880,795
Splunk, Inc. *	6,832	655,052
Synopsys, Inc. *	6,403	2,473,159
Take-Two Interactive Software, Inc. *	5,746	685,498
Teradata Corp. *	2,565	103,318
Teradyne, Inc.	5,964	641,190
Texas Instruments, Inc.	26,125	4,859,511
Thoughtworks Holding, Inc. *	3,865	28,446
Twilio, Inc. Class A *	2,580	171,905
Tyler Technologies, Inc. *	1,508	534,797
UiPath, Inc. Class A *	1,558	27,358
Unity Software, Inc. *	6,670	216,375
Veeva Systems, Inc. Class A *	5,851	1,075,355
VMware, Inc. Class A *	4,369	545,470
Workday, Inc. Class A *	8,388	1,732,458
Zebra Technologies Corp. Class A *	888	282,384
Zoom Video Communications, Inc. Class A *	5,199	383,894
ZoomInfo Technologies, Inc. *	11,539	285,129
Zscaler, Inc. *	3,543	413,929

		337,216,680

Utilities - 0.1%
AES Corp.	5,453	131,308
National Fuel Gas Co.	357	20,613
Vistra Corp.	9,516	228,384

		380,305

Total Common Stocks (Cost $693,872,292)		818,379,282

EXCHANGE-TRADED FUND - 1.0%
iShares Russell 1000 Growth	35,029	8,558,636

Total Exchange-Traded Fund (Cost $7,657,725)		8,558,636

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.6%
Repurchase Agreement - 0.6%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $4,890,011; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $4,986,039)	$4,888,198	$4,888,198

Total Short-Term Investment (Cost $4,888,198)		4,888,198

TOTAL INVESTMENTS - 100.0% (Cost $706,418,215)		831,826,116

DERIVATIVES - 0.0%		364,915

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(229,258)

NET ASSETS - 100.0%		$831,961,773

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Nasdaq 100 E-Mini Index	06/23	12	$2,939,017	$3,192,420	$253,403
S&P 500 E-Mini Index	06/23	11	2,164,251	2,275,763	111,512

Total Futures Contracts					$364,915

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$818,379,282	$818,379,282	$-	$-
	Exchange-Traded Fund	8,558,636	8,558,636	-	-
	Short-Term Investment	4,888,198	-	4,888,198	-
	Derivatives:
	Equity Contracts
	Futures	364,915	364,915	-	-

	Total	$832,191,031	$827,302,833	$4,888,198	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Basic Materials - 3.5%
Air Products & Chemicals, Inc.	11,633	$3,341,114
Albemarle Corp.	2,949	651,847
Alcoa Corp.	9,183	390,829
Ashland, Inc.	2,749	282,350
Axalta Coating Systems Ltd. *	8,682	262,978
Celanese Corp.	5,626	612,615
Chemours Co.	2,836	84,910
Cleveland-Cliffs, Inc. *	26,545	486,570
Dow, Inc.	37,153	2,036,727
DuPont de Nemours, Inc.	24,259	1,741,068
Eastman Chemical Co.	6,213	524,004
Ecolab, Inc.	1,559	258,061
Element Solutions, Inc.	11,900	229,789
FMC Corp.	4,306	525,892
Freeport-McMoRan, Inc.	74,879	3,063,300
Huntsman Corp.	9,469	259,072
International Flavors & Fragrances, Inc.	13,576	1,248,449
International Paper Co.	18,451	665,343
Linde PLC	20,509	7,289,719
LyondellBasell Industries NV Class A	13,678	1,284,227
Mosaic Co.	15,495	710,911
NewMarket Corp.	317	115,699
Newmont Corp.	41,874	2,052,664
Nucor Corp.	13,515	2,087,662
Olin Corp.	6,445	357,698
PPG Industries, Inc.	5,742	767,016
Reliance Steel & Aluminum Co.	3,034	778,949
Royal Gold, Inc.	3,209	416,239
RPM International, Inc.	6,292	548,914
Southern Copper Corp. (Mexico)	1,757	133,971
SSR Mining, Inc. (Canada)	11,736	177,448
Steel Dynamics, Inc.	8,649	977,856
United States Steel Corp.	11,705	305,501
Westlake Corp.	1,787	207,256

		34,876,648

Communications - 10.1%
Alphabet, Inc. Class A *	41,091	4,262,369
Alphabet, Inc. Class C *	35,734	3,716,336
Altice USA, Inc. Class A *	9,681	33,109
AT&T, Inc.	376,220	7,242,235
Cable One, Inc.	101	70,902
Ciena Corp. *	7,654	401,988
Cisco Systems, Inc.	215,944	11,288,473
Comcast Corp. Class A	219,810	8,332,997
Corning, Inc.	36,814	1,298,798
DISH Network Corp. Class A *	12,609	117,642
DoorDash, Inc. Class A *	1,330	84,535
eBay, Inc.	24,545	1,089,062
F5, Inc. *	3,093	450,619
Fox Corp. Class A	15,154	515,994
Fox Corp. Class B	7,604	238,081
Frontier Communications Parent, Inc. *	12,722	289,680
Gen Digital, Inc.	18,495	317,374
GoDaddy, Inc. Class A *	7,007	544,584
IAC, Inc. *	4,313	222,551
Interpublic Group of Cos., Inc.	20,158	750,684
Juniper Networks, Inc.	16,601	571,406
Liberty Broadband Corp. Class A *	516	42,374
Liberty Broadband Corp. Class C *	3,314	270,754
Liberty Media Corp. - Liberty Formula One Class A *	1,241	83,767
Liberty Media Corp. - Liberty Formula One Class C *	9,257	692,701
Liberty Media Corp. - Liberty SiriusXM Class A *	3,543	99,523
Liberty Media Corp. - Liberty SiriusXM Class C *	6,209	173,790

	Shares	Value
Lumen Technologies, Inc.	59,327	$157,216
Lyft, Inc. Class A *	2,837	26,299
Match Group, Inc. *	831	31,902
Meta Platforms, Inc. Class A *	92,023	19,503,355
Motorola Solutions, Inc.	8,661	2,478,172
Netflix, Inc. *	12,629	4,363,067
New York Times Co. Class A	8,436	327,992
News Corp. Class A	19,732	340,772
News Corp. Class B	5,501	95,882
Nexstar Media Group, Inc.	1,711	295,421
Okta, Inc. *	6,790	585,570
Omnicom Group, Inc.	10,415	982,551
Opendoor Technologies, Inc. *	16,826	29,614
Paramount Global Class A	1,569	40,543
Paramount Global Class B	29,961	668,430
Pinterest, Inc. Class A *	24,347	663,943
Robinhood Markets, Inc. Class A *	29,679	288,183
Roku, Inc. *	4,535	298,494
Sirius XM Holdings, Inc.	40,400	160,388
T-Mobile US, Inc. *	30,814	4,463,100
TripAdvisor, Inc. *	4,343	86,252
Uber Technologies, Inc. *	13,372	423,892
Ubiquiti, Inc.	210	57,055
VeriSign, Inc. *	4,448	939,996
Verizon Communications, Inc.	220,856	8,589,090
Viasat, Inc. *	3,959	133,972
Walt Disney Co. *	89,329	8,944,513
Warner Bros Discovery, Inc. *	32,605	492,335
Wayfair, Inc. Class A *	1,508	51,785
Wix.com Ltd. * (Israel)	552	55,090
Zillow Group, Inc. Class A *	2,529	110,517
Zillow Group, Inc. Class C *	7,799	346,821

		99,234,540

Consumer, Cyclical - 8.0%
Advance Auto Parts, Inc.	2,834	344,643
Alaska Air Group, Inc. *	6,499	272,698
Allison Transmission Holdings, Inc.	817	36,961
AMC Entertainment Holdings, Inc. Class A *	30,513	152,870
American Airlines Group, Inc. *	33,551	494,877
Aptiv PLC *	10,779	1,209,296
Aramark	12,216	437,333
AutoNation, Inc. *	1,794	241,042
AutoZone, Inc. *	96	235,982
Bath & Body Works, Inc.	11,885	434,753
Best Buy Co., Inc.	7,056	552,273
BJ’s Wholesale Club Holdings, Inc. *	2,651	201,662
BorgWarner, Inc.	12,123	595,361
Boyd Gaming Corp.	4,174	267,637
Brunswick Corp.	3,100	254,200
Burlington Stores, Inc. *	158	31,932
Caesars Entertainment, Inc. *	3,493	170,493
Capri Holdings Ltd. *	6,533	307,051
CarMax, Inc. *	7,250	466,030
Carnival Corp. *	50,679	514,392
Carter’s, Inc.	1,865	134,131
Casey’s General Stores, Inc.	1,925	416,686
Columbia Sportswear Co.	1,979	178,585
Copa Holdings SA Class A * (Panama)	1,444	133,353
Core & Main, Inc. Class A *	1,979	45,715
Cummins, Inc.	7,446	1,778,701
Darden Restaurants, Inc.	1,743	270,444
Deckers Outdoor Corp. *	146	65,634
Dick’s Sporting Goods, Inc.	2,761	391,758
Dolby Laboratories, Inc. Class A	3,236	276,419
Dollar Tree, Inc. *	7,485	1,074,472
Domino’s Pizza, Inc.	535	176,480
DR Horton, Inc.	7,803	762,275
Ford Motor Co.	207,374	2,612,912
Freshpet, Inc. *	928	61,424
GameStop Corp. Class A *	14,146	325,641

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Gap, Inc.	9,067	$91,033
General Motors Co.	73,146	2,682,995
Gentex Corp.	12,204	342,078
Genuine Parts Co.	6,629	1,109,098
Hanesbrands, Inc.	16,128	84,833
Harley-Davidson, Inc.	6,988	265,334
Hasbro, Inc.	6,825	366,434
Hilton Worldwide Holdings, Inc.	3,778	532,207
Home Depot, Inc.	22,491	6,637,544
Hyatt Hotels Corp. Class A *	2,472	276,345
JetBlue Airways Corp. *	18,225	132,678
Kohl’s Corp.	5,646	132,907
Las Vegas Sands Corp. *	10,775	619,024
Lear Corp.	3,056	426,281
Leggett & Platt, Inc.	6,911	220,323
Lennar Corp. Class A	13,296	1,397,543
Lennar Corp. Class B	706	63,053
Leslie’s, Inc. *	436	4,800
Lithia Motors, Inc.	1,449	331,720
Live Nation Entertainment, Inc. *	4,051	283,570
LKQ Corp.	12,986	737,085
Lowe’s Cos., Inc.	4,310	861,871
Lucid Group, Inc. *	1,501	12,068
Macy’s, Inc.	14,631	255,896
Madison Square Garden Sports Corp.	554	107,947
Marriott Vacations Worldwide Corp.	1,942	261,898
Mattel, Inc. *	10,142	186,714
McDonald’s Corp.	29,396	8,219,416
MGM Resorts International	16,449	730,665
MSC Industrial Direct Co., Inc. Class A	2,400	201,600
Newell Brands, Inc.	20,687	257,346
Nordstrom, Inc.	609	9,908
Norwegian Cruise Line Holdings Ltd. *	20,892	280,997
NVR, Inc. *	45	250,749
O’Reilly Automotive, Inc. *	1,943	1,649,568
Ollie’s Bargain Outlet Holdings, Inc. *	2,965	171,792
PACCAR, Inc.	26,994	1,975,961
Peloton Interactive, Inc. Class A *	16,300	184,842
Penn Entertainment, Inc. *	8,075	239,505
Penske Automotive Group, Inc.	1,387	196,690
Petco Health & Wellness Co., Inc. *	4,181	37,629
Planet Fitness, Inc. Class A *	1,192	92,583
Polaris, Inc.	896	99,124
PulteGroup, Inc.	7,171	417,926
PVH Corp.	3,520	313,843
QuantumScape Corp. *	15,218	124,483
Ralph Lauren Corp.	2,106	245,707
RH *	617	150,270
Rivian Automotive, Inc. Class A *	26,997	417,914
Ross Stores, Inc.	10,204	1,082,951
Royal Caribbean Cruises Ltd. *	11,443	747,228
Scotts Miracle-Gro Co.	1,606	112,002
SiteOne Landscape Supply, Inc. *	981	134,269
Six Flags Entertainment Corp. *	2,349	62,742
Skechers USA, Inc. Class A *	5,971	283,742
Southwest Airlines Co.	30,769	1,001,223
Starbucks Corp.	38,563	4,015,565
Tapestry, Inc.	10,611	457,440
Target Corp.	10,988	1,819,942
Tempur Sealy International, Inc.	8,655	341,786
Thor Industries, Inc.	2,794	222,514
Toll Brothers, Inc.	2,821	169,345
Travel & Leisure Co.	1,427	55,938
Under Armour, Inc. Class A *	9,235	87,640
Under Armour, Inc. Class C *	9,903	84,473
United Airlines Holdings, Inc. *	16,945	749,816
Univar Solutions, Inc. *	8,352	292,571
Vail Resorts, Inc.	110	25,705
VF Corp.	18,161	416,069
Victoria’s Secret, Inc. *	948	32,374
Walgreens Boots Alliance, Inc.	38,120	1,318,190
Walmart, Inc.	74,690	11,013,041

	Shares	Value
Watsco, Inc.	810	$ 257,710
WESCO International, Inc.	1,161	179,421
Whirlpool Corp.	2,798	369,392
Williams-Sonoma, Inc.	843	102,559
Wyndham Hotels & Resorts, Inc.	1,561	105,914
Wynn Resorts Ltd. *	4,732	529,558
Yum! Brands, Inc.	13,186	1,741,607

		78,430,640

Consumer, Non-Cyclical - 24.2%
10X Genomics, Inc. Class A *	611	34,088
Abbott Laboratories	78,211	7,919,646
Acadia Healthcare Co., Inc. *	4,626	334,228
ADT, Inc.	13,022	94,149
Affirm Holdings, Inc. *	10,454	117,817
agilon health, Inc. *	1,043	24,771
Albertsons Cos., Inc. Class A	12,105	251,542
Align Technology, Inc. *	1,019	340,489
Altria Group, Inc.	94,204	4,203,382
Amedisys, Inc. *	1,860	136,803
Amgen, Inc.	4,443	1,074,095
Archer-Daniels-Midland Co.	28,793	2,293,650
Automatic Data Processing, Inc.	1,781	396,504
Avantor, Inc. *	2,004	42,365
Avery Dennison Corp.	1,628	291,298
Avis Budget Group, Inc. *	1,340	261,032
Azenta, Inc. *	3,427	152,913
Baxter International, Inc.	22,812	925,255
Becton Dickinson & Co.	14,919	3,693,049
Bio-Rad Laboratories, Inc. Class A *	1,111	532,191
Biogen, Inc. *	7,553	2,099,961
BioMarin Pharmaceutical, Inc. *	9,587	932,240
Block, Inc. *	28,234	1,938,264
Boston Scientific Corp. *	74,972	3,750,849
Bright Horizons Family Solutions, Inc. *	2,311	177,924
Bristol-Myers Squibb Co.	111,910	7,756,482
Brown-Forman Corp. Class A	867	56,520
Brown-Forman Corp. Class B	3,945	253,545
Bunge Ltd.	7,186	686,407
Campbell Soup Co.	10,070	553,649
Cardinal Health, Inc.	13,387	1,010,718
Catalent, Inc. *	6,330	415,944
Centene Corp. *	28,910	1,827,401
Certara, Inc. *	2,118	51,065
Charles River Laboratories International, Inc. *	228	46,015
Chemed Corp.	489	262,960
Church & Dwight Co., Inc.	6,901	610,117
Cigna Group	12,948	3,308,602
Cintas Corp.	332	153,610
Clarivate PLC *	25,602	240,403
Clorox Co.	1,041	164,728
Coca-Cola Co.	51,293	3,181,705
Colgate-Palmolive Co.	16,956	1,274,243
Conagra Brands, Inc.	24,456	918,567
Constellation Brands, Inc. Class A	8,005	1,808,249
Cooper Cos., Inc.	2,524	942,361
Corteva, Inc.	37,663	2,271,456
CoStar Group, Inc. *	18,372	1,264,912
Coty, Inc. Class A *	18,355	221,361
CVS Health Corp.	67,451	5,012,284
Danaher Corp.	31,702	7,990,172
Darling Ingredients, Inc. *	7,738	451,899
Dentsply Sirona, Inc.	11,246	441,743
Driven Brands Holdings, Inc. *	2,917	88,414
Dun & Bradstreet Holdings, Inc.	14,117	165,734
Elanco Animal Health, Inc. *	24,180	227,292
Elevance Health, Inc.	8,815	4,053,225
Eli Lilly & Co.	8,235	2,828,064
Encompass Health Corp.	5,087	275,207
Enhabit, Inc. *	2,266	31,520
Enovis Corp. *	2,526	135,116

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Envista Holdings Corp. *	8,651	$353,653
Equifax, Inc.	3,158	640,569
Euronet Worldwide, Inc. *	763	85,380
Exact Sciences Corp. *	7,437	504,303
Exelixis, Inc. *	3,137	60,889
Flowers Foods, Inc.	9,736	266,864
FTI Consulting, Inc. *	1,045	206,231
GE HealthCare Technologies, Inc. *	18,284	1,499,837
General Mills, Inc.	31,001	2,649,345
Gilead Sciences, Inc.	65,961	5,472,784
Ginkgo Bioworks Holdings, Inc. *	30,305	40,306
Global Payments, Inc.	13,847	1,457,258
Globus Medical, Inc. Class A *	3,872	219,310
Grand Canyon Education, Inc. *	1,725	196,477
Grocery Outlet Holding Corp. *	3,952	111,684
GXO Logistics, Inc. *	4,964	250,483
H&R Block, Inc.	1,583	55,801
HCA Healthcare, Inc.	10,645	2,806,874
Henry Schein, Inc. *	7,023	572,655
Hershey Co.	1,055	268,403
Hertz Global Holdings, Inc. *	8,823	143,727
Hologic, Inc. *	12,635	1,019,644
Horizon Therapeutics PLC *	728	79,454
Hormel Foods Corp.	14,894	593,973
Humana, Inc.	1,933	938,394
ICU Medical, Inc. *	936	154,403
Illumina, Inc. *	8,291	1,928,072
Incyte Corp. *	1,296	93,662
Ingredion, Inc.	3,405	346,391
Integra LifeSciences Holdings Corp. *	3,774	216,665
Intuitive Surgical, Inc. *	1,447	369,665
Ionis Pharmaceuticals, Inc. *	389	13,903
J M Smucker Co.	5,537	871,358
Jazz Pharmaceuticals PLC *	3,198	467,963
Johnson & Johnson	138,293	21,435,415
Kellogg Co.	5,987	400,890
Keurig Dr Pepper, Inc.	45,356	1,600,160
Kimberly-Clark Corp.	7,119	955,512
Kraft Heinz Co.	37,051	1,432,762
Kroger Co.	34,662	1,711,263
Laboratory Corp. of America Holdings	4,601	1,055,561
ManpowerGroup, Inc.	2,797	230,836
Masimo Corp. *	638	117,737
McCormick & Co., Inc.	13,024	1,083,727
McKesson Corp.	5,810	2,068,650
Medtronic PLC	70,233	5,662,184
Merck & Co., Inc.	77,232	8,216,712
Mirati Therapeutics, Inc. *	2,627	97,672
Mister Car Wash, Inc. *	1,318	11,361
Moderna, Inc. *	16,403	2,519,173
Molina Healthcare, Inc. *	706	188,848
Molson Coors Beverage Co. Class B	9,093	469,926
Mondelez International, Inc. Class A	71,641	4,994,811
Monster Beverage Corp. *	3,128	168,943
Moody’s Corp.	479	146,584
Morningstar, Inc.	147	29,845
Natera, Inc. *	190	10,549
Oak Street Health, Inc. *	6,164	238,424
Organon & Co.	13,446	316,250
PayPal Holdings, Inc. *	41,442	3,147,105
PepsiCo, Inc.	11,302	2,060,355
Performance Food Group Co. *	5,459	329,396
PerkinElmer, Inc.	6,553	873,253
Perrigo Co. PLC	7,434	266,658
Pfizer, Inc.	296,994	12,117,355
Philip Morris International, Inc.	81,425	7,918,581
Pilgrim’s Pride Corp. *	1,067	24,733
Post Holdings, Inc. *	3,015	270,958
Premier, Inc. Class A	6,503	210,502
Procter & Gamble Co.	71,198	10,586,431
QIAGEN NV *	11,783	541,193
Quanta Services, Inc.	3,356	559,244

	Shares	Value
Quest Diagnostics, Inc.	5,747	$ 813,086
QuidelOrtho Corp. *	2,610	232,525
Regeneron Pharmaceuticals, Inc. *	4,651	3,821,587
Repligen Corp. *	898	151,187
Reynolds Consumer Products, Inc.	2,762	75,955
Ritchie Bros Auctioneers, Inc. (Canada)	556	31,297
Robert Half International, Inc.	741	59,702
Rollins, Inc.	632	23,719
Royalty Pharma PLC Class A	19,322	696,172
S&P Global, Inc.	16,907	5,829,026
Seaboard Corp.	11	41,470
Service Corp. International	7,770	534,421
Spectrum Brands Holdings, Inc.	2,270	150,319
STERIS PLC	5,185	991,787
Stryker Corp.	8,597	2,454,186
Syneos Health, Inc. *	4,805	171,154
Tandem Diabetes Care, Inc. *	125	5,076
Teladoc Health, Inc. *	7,906	204,765
Teleflex, Inc.	2,437	617,316
Tenet Healthcare Corp. *	5,521	328,058
Thermo Fisher Scientific, Inc.	18,052	10,404,631
TransUnion	2,825	175,545
Tyson Foods, Inc. Class A	14,926	885,410
U-Haul Holding Co.	4,609	242,120
Ultragenyx Pharmaceutical, Inc. *	546	21,895
United Rentals, Inc.	1,963	776,877
United Therapeutics Corp. *	2,317	518,915
UnitedHealth Group, Inc.	4,437	2,096,882
Universal Health Services, Inc. Class B	3,223	409,643
US Foods Holding Corp. *	10,483	387,242
Vertex Pharmaceuticals, Inc. *	757	238,508
Viatris, Inc.	62,952	605,598
WEX, Inc. *	516	94,887
WillScot Mobile Mini Holdings Corp. *	5,294	248,183
Zimmer Biomet Holdings, Inc.	11,123	1,437,092

		237,802,370

Energy - 8.0%
Antero Midstream Corp.	17,817	186,900
Antero Resources Corp. *	4,747	109,608
APA Corp.	16,643	600,147
Baker Hughes Co.	49,959	1,441,817
Cheniere Energy, Inc.	5,497	866,327
Chesapeake Energy Corp.	6,291	478,368
Chevron Corp.	101,628	16,581,624
ConocoPhillips	64,328	6,381,981
Coterra Energy, Inc.	35,317	866,679
Devon Energy Corp.	17,869	904,350
Diamondback Energy, Inc.	3,991	539,463
DTE Midstream LLC *	5,034	248,529
EOG Resources, Inc.	8,450	968,623
EQT Corp.	19,145	610,917
Exxon Mobil Corp.	216,546	23,746,434
First Solar, Inc. *	5,519	1,200,382
Halliburton Co.	25,537	807,991
Hess Corp.	3,175	420,180
HF Sinclair Corp.	7,007	338,999
Kinder Morgan, Inc.	104,964	1,837,920
Marathon Oil Corp.	32,890	788,044
Marathon Petroleum Corp.	23,812	3,210,572
NOV, Inc.	20,499	379,436
Occidental Petroleum Corp.	7,180	448,247
ONEOK, Inc.	20,951	1,331,227
Ovintiv, Inc.	3,444	124,260
PDC Energy, Inc.	2,031	130,350
Phillips 66	24,513	2,485,128
Pioneer Natural Resources Co.	5,560	1,135,574
Plug Power, Inc. *	14,417	168,967
Range Resources Corp.	4,137	109,506
Schlumberger NV	74,212	3,643,809
Southwestern Energy Co. *	53,662	268,310

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Sunrun, Inc. *	11,750	$236,763
Valero Energy Corp.	19,586	2,734,206
Vitesse Energy, Inc.	2,785	52,999
Williams Cos., Inc.	64,269	1,919,072

		78,303,709

Financial - 22.2%
Affiliated Managers Group, Inc.	2,027	288,685
Aflac, Inc.	32,154	2,074,576
AGNC Investment Corp. REIT	29,635	298,721
Air Lease Corp.	5,661	222,874
Alexandria Real Estate Equities, Inc. REIT	8,926	1,121,016
Allstate Corp.	13,998	1,551,118
Ally Financial, Inc.	15,500	395,095
American Express Co.	29,293	4,831,880
American Financial Group, Inc.	3,495	424,642
American Homes 4 Rent Class A REIT	15,989	502,854
American International Group, Inc.	38,636	1,945,709
American Tower Corp. REIT	5,759	1,176,794
Americold Realty Trust, Inc. REIT	13,962	397,219
Ameriprise Financial, Inc.	1,978	606,257
Annaly Capital Management, Inc. REIT	24,280	463,991
Aon PLC Class A	662	208,722
Apartment Income REIT Corp. REIT	7,146	255,898
Apollo Global Management, Inc.	5,980	377,697
Arch Capital Group Ltd. *	12,421	843,013
Arthur J Gallagher & Co.	9,732	1,861,829
Assurant, Inc.	2,336	280,484
Assured Guaranty Ltd.	2,613	131,355
AvalonBay Communities, Inc. REIT	7,428	1,248,350
Axis Capital Holdings Ltd.	4,042	220,370
Bank of America Corp.	369,059	10,555,087
Bank of Hawaii Corp.	2,332	121,451
Bank of New York Mellon Corp.	38,817	1,763,844
Bank OZK	6,141	210,022
Berkshire Hathaway, Inc. Class B *	94,801	29,271,705
BlackRock, Inc.	7,793	5,214,452
BOK Financial Corp.	1,685	142,231
Boston Properties, Inc. REIT	8,142	440,645
Brighthouse Financial, Inc. *	3,729	164,486
Brixmor Property Group, Inc. REIT	15,877	341,673
Brown & Brown, Inc.	11,348	651,602
Camden Property Trust REIT	4,933	517,176
Capital One Financial Corp.	20,096	1,932,431
Carlyle Group, Inc.	10,754	334,019
Cboe Global Markets, Inc.	5,499	738,186
CBRE Group, Inc. Class A *	8,385	610,512
Charles Schwab Corp.	35,665	1,868,133
Chubb Ltd.	21,837	4,240,309
Cincinnati Financial Corp.	8,227	922,082
Citigroup, Inc.	101,715	4,769,416
Citizens Financial Group, Inc.	25,368	770,426
CME Group, Inc.	18,843	3,608,811
CNA Financial Corp.	1,353	52,808
Coinbase Global, Inc. Class A *	8,295	560,493
Columbia Banking System, Inc.	10,968	234,935
Comerica, Inc.	6,839	296,949
Commerce Bancshares, Inc.	5,905	344,557
Cousins Properties, Inc. REIT	7,980	170,612
Credit Acceptance Corp. *	345	150,434
CubeSmart REIT	11,611	536,660
Cullen/Frost Bankers, Inc.	3,037	319,918
Digital Realty Trust, Inc. REIT	15,181	1,492,444
Discover Financial Services	14,157	1,399,278
Douglas Emmett, Inc. REIT	9,714	119,774
East West Bancorp, Inc.	7,346	407,703
EastGroup Properties, Inc. REIT	2,137	353,289
EPR Properties REIT	4,046	154,153
Equinix, Inc. REIT	1,221	880,390
Equitable Holdings, Inc.	19,147	486,142
Equity LifeStyle Properties, Inc. REIT	3,597	241,467

	Shares	Value
Equity Residential REIT	19,720	$ 1,183,200
Erie Indemnity Co. Class A	411	95,212
Essex Property Trust, Inc. REIT	3,339	698,318
Evercore, Inc. Class A	1,715	197,877
Everest Re Group Ltd.	1,397	500,154
Extra Space Storage, Inc. REIT	6,065	988,170
F&G Annuities & Life, Inc.	881	15,964
Federal Realty Investment Trust REIT	4,169	412,022
Fidelity National Financial, Inc.	13,493	471,310
Fifth Third Bancorp	35,400	943,056
First American Financial Corp.	4,796	266,945
First Citizens BancShares, Inc. Class A	438	426,218
First Hawaiian, Inc.	7,045	145,338
First Horizon Corp.	27,488	488,737
First Industrial Realty Trust, Inc. REIT	6,849	364,367
First Republic Bank	9,626	134,668
FNB Corp.	18,590	215,644
Franklin Resources, Inc.	14,822	399,305
Gaming & Leisure Properties, Inc. REIT	12,683	660,277
Globe Life, Inc.	4,645	511,043
Goldman Sachs Group, Inc.	17,234	5,637,414
Hanover Insurance Group, Inc.	1,839	236,311
Hartford Financial Services Group, Inc.	16,916	1,178,876
Healthcare Realty Trust, Inc. REIT	19,695	380,704
Healthpeak Properties, Inc. REIT	28,389	623,706
Highwoods Properties, Inc. REIT	5,969	138,421
Host Hotels & Resorts, Inc. REIT	36,775	606,420
Howard Hughes Corp. *	1,869	149,520
Hudson Pacific Properties, Inc. REIT	6,675	44,389
Huntington Bancshares, Inc.	74,561	835,083
Interactive Brokers Group, Inc. Class A	4,823	398,187
Intercontinental Exchange, Inc.	28,992	3,023,576
Invesco Ltd.	19,396	318,094
Invitation Homes, Inc. REIT	31,706	990,178
Iron Mountain, Inc. REIT	3,881	205,344
Janus Henderson Group PLC	6,375	169,830
JBG SMITH Properties REIT	5,503	82,875
Jefferies Financial Group, Inc.	10,540	334,540
Jones Lang LaSalle, Inc. *	2,480	360,815
JPMorgan Chase & Co.	153,270	19,972,614
Kemper Corp.	3,299	180,323
KeyCorp	48,274	604,390
Kilroy Realty Corp. REIT	5,709	184,972
Kimco Realty Corp. REIT	31,377	612,793
KKR & Co., Inc.	30,288	1,590,726
Lamar Advertising Co. Class A REIT	622	62,132
Lazard Ltd. Class A	4,714	156,081
Life Storage, Inc. REIT	4,370	572,863
Lincoln National Corp.	7,517	168,907
Loews Corp.	10,101	586,060
M&T Bank Corp.	8,932	1,067,999
Macerich Co. REIT	1	11
Markel Corp. *	529	675,750
Marsh & McLennan Cos., Inc.	2,756	459,012
Medical Properties Trust, Inc. REIT	31,656	260,212
MetLife, Inc.	34,850	2,019,209
MGIC Investment Corp.	14,368	192,819
Mid-America Apartment Communities, Inc. REIT	5,965	900,954
Morgan Stanley	64,781	5,687,772
Nasdaq, Inc.	17,864	976,625
National Retail Properties, Inc. REIT	9,401	415,054
National Storage Affiliates Trust REIT	4,584	191,520
New York Community Bancorp, Inc.	34,768	314,303
Northern Trust Corp.	10,679	941,140
Old Republic International Corp.	14,503	362,140
Omega Healthcare Investors, Inc. REIT	12,207	334,594
OneMain Holdings, Inc.	6,387	236,830
PacWest Bancorp	5,223	50,820
Park Hotels & Resorts, Inc. REIT	10,959	135,453
Pinnacle Financial Partners, Inc.	4,194	231,341
PNC Financial Services Group, Inc.	21,157	2,689,055
Popular, Inc.	3,708	212,876

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Primerica, Inc.	1,937	$333,629
Principal Financial Group, Inc.	12,580	934,946
Progressive Corp.	3,947	564,658
Prologis, Inc. REIT	48,370	6,035,125
Prosperity Bancshares, Inc.	4,548	279,793
Prudential Financial, Inc.	19,135	1,583,230
Public Storage REIT	1,674	505,782
Raymond James Financial, Inc.	9,616	896,884
Rayonier, Inc. REIT	7,907	262,987
Realty Income Corp. REIT	33,061	2,093,422
Regency Centers Corp. REIT	8,902	544,624
Regions Financial Corp.	48,562	901,311
Reinsurance Group of America, Inc.	3,471	460,810
RenaissanceRe Holdings Ltd. (Bermuda)	1,060	212,360
Rexford Industrial Realty, Inc. REIT	10,156	605,805
Rithm Capital Corp. REIT	23,318	186,544
Rocket Cos., Inc. Class A *	3,602	32,634
SBA Communications Corp. REIT	4,278	1,116,857
SEI Investments Co.	5,342	307,432
Simon Property Group, Inc. REIT	8,729	977,386
SL Green Realty Corp. REIT	3,048	71,689
SLM Corp.	11,182	138,545
SoFi Technologies, Inc. *	41,866	254,127
Spirit Realty Capital, Inc. REIT	7,228	287,963
Starwood Property Trust, Inc. REIT	14,206	251,304
State Street Corp.	18,123	1,371,730
Stifel Financial Corp.	5,518	326,059
Sun Communities, Inc. REIT	6,526	919,383
Synchrony Financial	22,626	657,964
Synovus Financial Corp.	7,677	236,682
T Rowe Price Group, Inc.	11,431	1,290,560
TFS Financial Corp.	3,338	42,159
Tradeweb Markets, Inc. Class A	2,226	175,899
Travelers Cos., Inc.	12,329	2,113,314
Truist Financial Corp.	70,030	2,388,023
UDR, Inc. REIT	17,030	699,252
Unum Group	10,293	407,191
Upstart Holdings, Inc. *	2,747	43,650
US Bancorp	72,743	2,622,385
UWM Holdings Corp.	2,320	11,391
Ventas, Inc. REIT	20,743	899,209
VICI Properties, Inc. REIT	52,979	1,728,175
Virtu Financial, Inc. Class A	5,096	96,314
Vornado Realty Trust REIT	8,797	135,210
Voya Financial, Inc.	5,056	361,302
W R Berkley Corp.	10,695	665,871
Webster Financial Corp.	8,977	353,873
Wells Fargo & Co.	201,568	7,534,612
Welltower, Inc. REIT	24,983	1,791,031
Western Alliance Bancorp	1,868	66,389
Western Union Co.	12,864	143,434
WeWork, Inc. Class A *	6,014	4,675
Weyerhaeuser Co. REIT	39,178	1,180,433
White Mountains Insurance Group Ltd.	133	183,206
Willis Towers Watson PLC	5,593	1,299,701
Wintrust Financial Corp.	3,244	236,650
WP Carey, Inc. REIT	11,201	867,517
Zions Bancorp NA	8,084	241,954

		217,934,357

Industrial - 10.1%
3M Co.	28,965	3,044,511
Acuity Brands, Inc.	1,707	311,920
AECOM	6,423	541,587
AGCO Corp.	2,799	378,425
Agilent Technologies, Inc.	1,673	231,443
Allegion PLC	1,009	107,691
Amcor PLC	79,624	906,121
AMETEK, Inc.	12,177	1,769,683
Amphenol Corp. Class A	7,486	611,756
AO Smith Corp.	4,932	341,048

	Shares	Value
AptarGroup, Inc.	3,452	$ 407,992
Ardagh Group SA * Ω	291	1,944
Ardagh Metal Packaging SA	4,387	17,899
Armstrong World Industries, Inc.	1,232	87,768
Arrow Electronics, Inc. *	2,959	369,490
Avnet, Inc.	4,724	213,525
Axon Enterprise, Inc. *	836	187,975
AZEK Co., Inc. *	6,521	153,504
Ball Corp.	9,645	531,536
Berry Global Group, Inc.	3,120	183,768
Boeing Co. *	20,061	4,261,558
Builders FirstSource, Inc. *	7,554	670,644
BWX Technologies, Inc.	3,022	190,507
Carlisle Cos., Inc.	374	84,550
Carrier Global Corp.	44,060	2,015,745
Caterpillar, Inc.	3,491	798,881
CH Robinson Worldwide, Inc.	4,407	437,924
Clean Harbors, Inc. *	2,648	377,499
Cognex Corp.	569	28,194
Coherent Corp. *	4,940	188,115
Crane Co.	2,469	280,232
Crown Holdings, Inc.	650	53,762
CSX Corp.	82,650	2,474,541
Curtiss-Wright Corp.	1,989	350,581
Donaldson Co., Inc.	5,318	347,478
Dover Corp.	7,278	1,105,819
Eagle Materials, Inc.	308	45,199
Eaton Corp. PLC	20,971	3,593,171
Emerson Electric Co.	20,455	1,782,449
Esab Corp.	3,119	184,239
Expeditors International of Washington, Inc.	5,695	627,133
FedEx Corp.	12,282	2,806,314
Flowserve Corp.	7,016	238,544
Fortive Corp.	18,830	1,283,641
Fortune Brands Innovations, Inc.	4,447	261,172
Garmin Ltd.	8,009	808,268
Gates Industrial Corp. PLC *	5,996	83,284
General Dynamics Corp.	12,780	2,916,524
General Electric Co.	53,758	5,139,265
Graco, Inc.	2,848	207,933
Graphic Packaging Holding Co.	3,241	82,613
Hayward Holdings, Inc. *	4,006	46,950
HEICO Corp.	131	22,406
HEICO Corp. Class A	230	31,257
Hexcel Corp.	4,353	297,092
Honeywell International, Inc.	25,002	4,778,382
Howmet Aerospace, Inc.	17,390	736,814
Hubbell, Inc.	2,782	676,888
Huntington Ingalls Industries, Inc.	1,595	330,197
IDEX Corp.	3,244	749,461
Illinois Tool Works, Inc.	1,605	390,737
Ingersoll Rand, Inc.	21,631	1,258,492
ITT, Inc.	4,336	374,197
Jabil, Inc.	1,402	123,600
Jacobs Solutions, Inc.	6,541	768,633
JB Hunt Transport Services, Inc.	458	80,361
Johnson Controls International PLC	36,277	2,184,601
Keysight Technologies, Inc. *	621	100,279
Kirby Corp. *	3,101	216,140
Knight-Swift Transportation Holdings, Inc.	8,104	458,524
L3Harris Technologies, Inc.	10,017	1,965,736
Landstar System, Inc.	277	49,655
Lennox International, Inc.	1,659	416,874
Littelfuse, Inc.	1,287	345,032
Louisiana-Pacific Corp.	3,503	189,898
Martin Marietta Materials, Inc.	2,947	1,046,362
Masco Corp.	11,095	551,643
MasTec, Inc. *	3,247	306,647
Masterbrand, Inc. *	3,958	31,822
MDU Resources Group, Inc.	10,492	319,796
Mercury Systems, Inc. *	2,521	128,874
Middleby Corp. *	2,586	379,134

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Mohawk Industries, Inc. *	2,767	$277,309
MSA Safety, Inc.	1,166	155,661
National Instruments Corp.	5,910	309,743
Nordson Corp.	2,276	505,864
Norfolk Southern Corp.	11,954	2,534,248
Northrop Grumman Corp.	6,687	3,087,522
nVent Electric PLC	8,581	368,468
Oshkosh Corp.	3,411	283,727
Otis Worldwide Corp.	19,366	1,634,490
Owens Corning	4,845	464,151
Packaging Corp. of America	4,741	658,193
Parker-Hannifin Corp.	5,232	1,758,528
Pentair PLC	8,547	472,393
Raytheon Technologies Corp.	77,237	7,563,819
Regal Rexnord Corp.	3,382	475,949
Republic Services, Inc.	10,241	1,384,788
Rockwell Automation, Inc.	1,940	569,293
RXO, Inc. *	5,779	113,500
Ryder System, Inc.	2,671	238,360
Schneider National, Inc. Class B	2,847	76,157
Sensata Technologies Holding PLC	7,854	392,857
Silgan Holdings, Inc.	4,415	236,953
Snap-on, Inc.	2,731	674,257
Sonoco Products Co.	5,054	308,294
Spirit AeroSystems Holdings, Inc. Class A	246	8,494
Stanley Black & Decker, Inc.	7,671	618,129
Stericycle, Inc. *	4,762	207,671
TD SYNNEX Corp.	2,425	234,716
Teledyne Technologies, Inc. *	2,406	1,076,348
Tetra Tech, Inc.	1,649	242,255
Textron, Inc.	10,833	765,135
Timken Co.	3,242	264,936
TopBuild Corp. *	301	62,650
Trane Technologies PLC	5,003	920,452
TransDigm Group, Inc.	1,676	1,235,296
Trimble, Inc.*	12,790	670,452
United Parcel Service, Inc. Class B	4,277	829,695
Valmont Industries, Inc.	940	300,123
Vertiv Holdings Co.	13,890	198,766
Vontier Corp.	2,807	76,743
Vulcan Materials Co.	3,522	604,234
Waste Management, Inc.	1,389	226,643
Westinghouse Air Brake Technologies Corp.	9,405	950,469
Westrock Co.	13,166	401,168
Woodward, Inc.	3,076	299,510
XPO, Inc. *	5,210	166,199
Xylem, Inc.	8,003	837,914

		99,224,371

Technology - 6.7%
Activision Blizzard, Inc.	40,806	3,492,586
Advanced Micro Devices, Inc. *	18,090	1,773,001
Akamai Technologies, Inc. *	8,047	630,080
Amdocs Ltd.	6,172	592,697
Analog Devices, Inc.	21,226	4,186,192
ANSYS, Inc. *	2,138	711,526
BILL Holdings, Inc. *	5,137	416,816
Black Knight, Inc. *	7,282	419,152
Broadridge Financial Solutions, Inc.	557	81,639
CACI International, Inc. Class A *	1,203	356,425
CCC Intelligent Solutions Holdings, Inc. *	4,789	42,957
Ceridian HCM Holding, Inc. *	5,758	421,601
Cirrus Logic, Inc. *	2,846	311,295
Cognizant Technology Solutions Corp. Class A	27,146	1,654,006
Concentrix Corp.	2,306	280,294
Definitive Healthcare Corp. *	1,177	12,158
Dell Technologies, Inc. Class C	10,584	425,583
DoubleVerify Holdings, Inc. *	1,163	35,064
Doximity, Inc. Class A *	3,268	105,818
Dropbox, Inc. Class A *	1,160	25,079
DXC Technology Co. *	11,949	305,416

	Shares	Value
Electronic Arts, Inc.	13,566	$ 1,634,025
Fidelity National Information Services, Inc.	31,350	1,703,245
Fiserv, Inc. *	28,117	3,178,065
Genpact Ltd.	4,573	211,364
GLOBALFOUNDRIES, Inc. *	2,617	188,895
Guidewire Software, Inc. *	4,257	349,287
Hewlett Packard Enterprise Co.	66,784	1,063,869
HP, Inc.	28,607	839,615
Informatica, Inc. Class A *	1,890	30,996
Intel Corp.	217,556	7,107,555
International Business Machines Corp.	15,761	2,066,109
IPG Photonics Corp. *	1,735	213,943
Jamf Holding Corp. *	284	5,515
KBR, Inc.	2,800	154,140
Kyndryl Holdings, Inc. *	10,616	156,692
Leidos Holdings, Inc.	7,076	651,417
Lumentum Holdings, Inc. *	3,818	206,210
Manhattan Associates, Inc. *	1,306	202,234
Marvell Technology, Inc.	44,790	1,939,407
Microchip Technology, Inc.	4,038	338,304
Micron Technology, Inc.	46,279	2,792,475
MKS Instruments, Inc.	2,976	263,733
MSCI, Inc.	997	558,011
nCino, Inc. *	3,329	82,493
NCR Corp. *	6,851	161,615
Nutanix, Inc. Class A *	5,778	150,170
ON Semiconductor Corp. *	8,476	697,744
Oracle Corp.	25,206	2,342,142
Paycor HCM, Inc. *	3,376	89,532
Procore Technologies, Inc. *	1,137	71,210
Qorvo, Inc. *	5,175	525,625
Roper Technologies, Inc.	5,553	2,447,152
Salesforce, Inc. *	39,749	7,941,055
Science Applications International Corp.	2,889	310,452
SentinelOne, Inc. Class A *	2,356	38,544
Skyworks Solutions, Inc.	8,253	973,689
Snowflake, Inc. Class A *	1,127	173,885
SS&C Technologies Holdings, Inc.	11,462	647,259
Take-Two Interactive Software, Inc. *	1,504	179,427
Teradata Corp. *	2,209	88,979
Teradyne, Inc.	689	74,074
Texas Instruments, Inc.	15,023	2,794,428
Twilio, Inc. Class A *	5,628	374,994
Tyler Technologies, Inc. *	256	90,788
UiPath, Inc. Class A *	17,780	312,217
Unity Software, Inc. *	4,121	133,685
VMware, Inc. Class A *	5,695	711,021
Western Digital Corp. *	16,513	622,045
Wolfspeed, Inc. *	6,396	415,420
Zebra Technologies Corp. Class A *	1,582	503,076
Zoom Video Communications, Inc. Class A *	6,433	475,013

		65,562,225

Utilities - 5.5%
AES Corp.	28,422	684,402
Alliant Energy Corp.	13,023	695,428
Ameren Corp.	13,698	1,183,370
American Electric Power Co., Inc.	27,035	2,459,915
American Water Works Co., Inc.	10,221	1,497,274
Atmos Energy Corp.	7,624	856,633
Avangrid, Inc.	3,971	158,363
Brookfield Renewable Corp. Class A	6,805	237,835
CenterPoint Energy, Inc.	32,738	964,462
CMS Energy Corp.	15,043	923,339
Consolidated Edison, Inc.	18,730	1,791,899
Constellation Energy Corp.	17,328	1,360,248
Dominion Energy, Inc.	43,773	2,447,348
DTE Energy Co.	10,024	1,098,029
Duke Energy Corp.	40,456	3,902,790
Edison International	19,943	1,407,776
Entergy Corp.	10,548	1,136,442

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Essential Utilities, Inc.	12,021	$524,717
Evergy, Inc.	11,549	705,875
Eversource Energy	18,271	1,429,888
Exelon Corp.	52,273	2,189,716
FirstEnergy Corp.	28,910	1,158,135
Hawaiian Electric Industries, Inc.	6,116	234,854
IDACORP, Inc.	2,614	283,175
National Fuel Gas Co.	4,435	256,077
NextEra Energy, Inc.	104,356	8,043,761
NiSource, Inc.	21,094	589,788
NRG Energy, Inc.	10,920	374,447
OGE Energy Corp.	10,373	390,647
PG&E Corp. *	87,261	1,411,010
Pinnacle West Capital Corp.	5,864	464,663
PPL Corp.	38,292	1,064,135
Public Service Enterprise Group, Inc.	26,346	1,645,308
Sempra Energy	16,545	2,500,942
Southern Co.	57,135	3,975,453
UGI Corp.	10,875	378,015
Vistra Corp.	8,345	200,280
WEC Energy Group, Inc.	16,691	1,582,140
Xcel Energy, Inc.	28,752	1,939,035

		54,147,614

Total Common Stocks (Cost $858,647,008)		965,516,474

EXCHANGE-TRADED FUND - 1.0%
iShares Russell 1000 Value	66,241	10,085,855

Total Exchange-Traded Fund (Cost $9,940,954)		10,085,855

	Principal Amount
SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $5,620,872; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $5,731,240)	$5,618,788	5,618,788

Total Short-Term Investment (Cost $5,618,788)		5,618,788

TOTAL INVESTMENTS - 99.9% (Cost $874,206,750)		981,221,117

DERIVATIVES - 0.0%		318,203

OTHER ASSETS & LIABILITIES, NET - 0.1%		554,970

NET ASSETS - 100.0%		$982,094,290

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Notes to Schedule of Investments

(a)

An investment with a value of $1,944 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Open futures contracts outstanding as of March 31, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/23	21	$4,142,931	$4,344,638	$201,707
S&P MID 400 E-Mini Index	06/23	9	2,160,234	2,276,730	116,496

Total Futures Contracts					$318,203

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$34,876,648	$34,876,648	$-	$-
	Communications	99,234,540	99,234,540	-	-
	Consumer, Cyclical	78,430,640	78,430,640	-	-
	Consumer, Non-Cyclical	237,802,370	237,802,370	-	-
	Energy	78,303,709	78,303,709	-	-
	Financial	217,934,357	217,934,357	-	-
	Industrial	99,224,371	99,222,427	1,944	-
	Technology	65,562,225	65,562,225	-	-
	Utilities	54,147,614	54,147,614	-	-

	Total Common Stocks	965,516,474	965,514,530	1,944	-

	Exchange-Traded Fund	10,085,855	10,085,855	-	-
	Short-Term Investment	5,618,788	-	5,618,788	-
	Derivatives:
	Equity Contracts
	Futures	318,203	318,203	-	-

	Total	$981,539,320	$975,918,588	$5,620,732	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Basic Materials - 3.9%
Albemarle Corp.	3,906	$863,382
Alcoa Corp.	5,989	254,892
Ashland, Inc.	1,746	179,332
Axalta Coating Systems Ltd. *	7,187	217,694
Celanese Corp.	3,615	393,637
CF Industries Holdings, Inc.	6,533	473,577
Chemours Co.	5,114	153,113
Cleveland-Cliffs, Inc. *	17,162	314,580
DuPont de Nemours, Inc.	15,308	1,098,655
Eastman Chemical Co.	4,009	338,119
Element Solutions, Inc.	7,338	141,697
FMC Corp.	4,203	513,312
Huntsman Corp.	6,265	171,410
International Flavors & Fragrances, Inc.	8,505	782,120
International Paper Co.	11,851	427,347
LyondellBasell Industries NV Class A	8,576	805,201
Mosaic Co.	11,348	520,646
MP Materials Corp. *	2,953	83,245
NewMarket Corp.	186	67,886
Nucor Corp.	8,557	1,321,800
Olin Corp.	4,148	230,214
PPG Industries, Inc.	7,864	1,050,473
Reliance Steel & Aluminum Co.	1,948	500,130
Royal Gold, Inc.	2,206	286,140
RPM International, Inc.	4,263	371,904
SSR Mining, Inc. (Canada)	6,705	101,380
Steel Dynamics, Inc.	5,555	628,048
United States Steel Corp.	7,691	200,735
Valvoline, Inc.	5,590	195,315
Westlake Corp.	1,074	124,563

		12,810,547

Communications - 6.1%
Altice USA, Inc. Class A *	6,382	21,826
Arista Networks, Inc. *	8,212	1,378,466
Cable One, Inc.	188	131,976
CDW Corp.	4,512	879,344
Ciena Corp. *	4,982	261,655
Corning, Inc.	24,553	866,230
DISH Network Corp. Class A *	8,156	76,095
DoorDash, Inc. Class A *	8,339	530,027
eBay, Inc.	18,120	803,984
Etsy, Inc. *	4,172	464,469
Expedia Group, Inc. *	4,921	477,485
F5, Inc. *	2,004	291,963
FactSet Research Systems, Inc.	1,266	525,504
Fox Corp. Class A	9,776	332,873
Fox Corp. Class B	4,541	142,179
Frontier Communications Parent, Inc. *	7,972	181,522
Gen Digital, Inc.	18,428	316,224
GoDaddy, Inc. Class A *	5,221	405,776
IAC, Inc. *	2,502	129,103
Interpublic Group of Cos., Inc.	12,947	482,146
Juniper Networks, Inc.	10,696	368,156
Liberty Broadband Corp. Class A *	567	46,562
Liberty Broadband Corp. Class C *	3,996	326,473
Liberty Media Corp. - Liberty Formula One Class A *	669	45,157
Liberty Media Corp. - Liberty Formula One Class C *	6,695	500,987
Liberty Media Corp. - Liberty SiriusXM Class A *	2,443	68,624
Liberty Media Corp. - Liberty SiriusXM Class C *	5,038	141,014
Lumen Technologies, Inc.	33,443	88,624
Lyft, Inc. Class A *	10,611	98,364
Match Group, Inc. *	9,323	357,910
Motorola Solutions, Inc.	5,495	1,572,284

	Shares	Value
New York Times Co. Class A	5,286	$205,520
News Corp. Class A	12,365	213,544
News Corp. Class B	3,852	67,140
Nexstar Media Group, Inc.	1,180	203,739
Okta, Inc. *	5,047	435,253
Omnicom Group, Inc.	6,690	631,135
Opendoor Technologies, Inc. *	14,019	24,673
Paramount Global Class A	512	13,230
Paramount Global Class B	19,243	429,311
Pinterest, Inc. Class A *	19,820	540,491
Robinhood Markets, Inc. Class A *	19,594	190,258
Roku, Inc. *	4,107	270,323
Sirius XM Holdings, Inc.	22,844	90,691
Spotify Technology SA *	4,671	624,139
Trade Desk, Inc. Class A *	14,644	891,966
TripAdvisor, Inc. *	3,324	66,015
Ubiquiti, Inc.	135	36,678
VeriSign, Inc. *	3,096	654,278
Viasat, Inc. *	2,364	79,998
Warner Bros Discovery, Inc. *	78,729	1,188,808
Wayfair, Inc. Class A *	2,567	88,151
Wix.com Ltd. * (Israel)	1,897	189,321
World Wrestling Entertainment, Inc. Class A	1,401	127,855
Zillow Group, Inc. Class A *	1,834	80,146
Zillow Group, Inc. Class C *	5,138	228,487

		19,884,152

Consumer, Cyclical - 14.1%
Advance Auto Parts, Inc.	2,005	243,828
Alaska Air Group, Inc. *	4,306	180,680
Allison Transmission Holdings, Inc.	2,998	135,630
AMC Entertainment Holdings, Inc. Class A *	16,823	84,283
American Airlines Group, Inc. *	21,680	319,780
Aptiv PLC *	9,022	1,012,178
Aramark	7,927	283,787
AutoNation, Inc. *	1,097	147,393
AutoZone, Inc. *	625	1,536,344
Bath & Body Works, Inc.	7,714	282,178
Best Buy Co., Inc.	6,597	516,347
BJ’s Wholesale Club Holdings, Inc. *	4,484	341,098
BorgWarner, Inc.	7,798	382,960
Boyd Gaming Corp.	2,638	169,149
Brunswick Corp.	2,473	202,786
Burlington Stores, Inc. *	2,167	437,951
Caesars Entertainment, Inc. *	6,891	336,350
Capri Holdings Ltd. *	4,206	197,682
CarMax, Inc. *	5,303	340,877
Carnival Corp. *	32,829	333,214
Carter’s, Inc.	1,214	87,311
Carvana Co. *	3,088	30,232
Casey’s General Stores, Inc.	1,252	271,008
Chipotle Mexican Grill, Inc. *	917	1,566,502
Choice Hotels International, Inc.	1,047	122,698
Churchill Downs, Inc.	1,199	308,203
Columbia Sportswear Co.	1,172	105,761
Copa Holdings SA Class A * (Panama)	924	85,331
Copart, Inc. *	14,225	1,069,862
Core & Main, Inc. Class A *	2,387	55,140
Cummins, Inc.	4,704	1,123,692
Darden Restaurants, Inc.	4,085	633,829
Deckers Outdoor Corp. *	880	395,604
Delta Air Lines, Inc. *	21,361	745,926
Dick’s Sporting Goods, Inc.	1,794	254,551
Dolby Laboratories, Inc. Class A	2,040	174,257
Dollar Tree, Inc. *	6,967	1,000,113
Domino’s Pizza, Inc.	1,178	388,587
DR Horton, Inc.	10,530	1,028,676
DraftKings, Inc. Class A *	12,033	232,959
Fastenal Co.	19,211	1,036,241
Five Below, Inc. *	1,825	375,895
Floor & Decor Holdings, Inc. Class A *	3,460	339,841

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Freshpet, Inc. *	1,480	$97,961
GameStop Corp. Class A *	9,291	213,879
Gap, Inc.	6,332	63,573
Gentex Corp.	7,993	224,044
Genuine Parts Co.	4,633	775,147
Hanesbrands, Inc.	11,344	59,669
Harley-Davidson, Inc.	4,625	175,611
Hasbro, Inc.	4,468	239,887
Hilton Worldwide Holdings, Inc.	8,759	1,233,880
Hyatt Hotels Corp. Class A *	1,628	181,994
JetBlue Airways Corp. *	10,440	76,003
Kohl’s Corp.	3,579	84,250
Las Vegas Sands Corp. *	11,037	634,076
Lear Corp.	1,984	276,748
Leggett & Platt, Inc.	4,331	138,072
Lennar Corp. Class A	8,368	879,561
Lennar Corp. Class B	482	43,047
Leslie’s, Inc. *	5,707	62,834
Lithia Motors, Inc.	883	202,145
Live Nation Entertainment, Inc. *	5,215	365,050
LKQ Corp.	8,341	473,435
Lucid Group, Inc. *	18,906	152,004
Lululemon Athletica, Inc. *	3,727	1,357,336
Macy’s, Inc.	9,257	161,905
Madison Square Garden Sports Corp.	606	118,079
Marriott Vacations Worldwide Corp.	1,286	173,430
Mattel, Inc. *	11,442	210,647
MGM Resorts International	10,565	469,297
MSC Industrial Direct Co., Inc. Class A	1,504	126,336
Newell Brands, Inc.	12,288	152,863
Nordstrom, Inc.	3,642	59,255
Norwegian Cruise Line Holdings Ltd. *	14,342	192,900
NVR, Inc. *	97	540,502
O’Reilly Automotive, Inc. *	2,070	1,757,389
Ollie’s Bargain Outlet Holdings, Inc. *	2,031	117,676
PACCAR, Inc.	17,080	1,250,256
Peloton Interactive, Inc. Class A *	10,032	113,763
Penn Entertainment, Inc. *	5,028	149,130
Penske Automotive Group, Inc.	839	118,979
Petco Health & Wellness Co., Inc. *	2,619	23,571
Planet Fitness, Inc. Class A *	2,717	211,029
Polaris, Inc.	1,792	198,249
Pool Corp.	1,269	434,556
PulteGroup, Inc.	7,563	440,772
PVH Corp.	2,178	194,191
QuantumScape Corp. *	8,391	68,638
Ralph Lauren Corp.	1,320	154,004
RH *	592	144,182
Rivian Automotive, Inc. Class A *	17,622	272,789
Ross Stores, Inc.	11,378	1,207,547
Royal Caribbean Cruises Ltd. *	7,350	479,955
Scotts Miracle-Gro Co.	1,314	91,638
SiteOne Landscape Supply, Inc. *	1,448	198,188
Six Flags Entertainment Corp. *	2,419	64,612
Skechers USA, Inc. Class A *	4,355	206,950
Southwest Airlines Co.	19,762	643,056
Tapestry, Inc.	7,911	341,043
Tempur Sealy International, Inc.	5,413	213,759
Thor Industries, Inc.	1,680	133,795
Toll Brothers, Inc.	3,747	224,932
Tractor Supply Co.	3,685	866,122
Travel & Leisure Co.	2,596	101,763
Ulta Beauty, Inc. *	1,682	917,817
Under Armour, Inc. Class A *	6,133	58,202
Under Armour, Inc. Class C *	6,180	52,715
United Airlines Holdings, Inc. *	10,884	481,617
Univar Solutions, Inc. *	5,234	183,347
Vail Resorts, Inc.	1,351	315,702
VF Corp.	11,809	270,544
Victoria’s Secret, Inc. *	2,640	90,156
Watsco, Inc.	1,103	350,931
Wendy’s Co.	5,551	120,901

	Shares	Value
WESCO International, Inc.	1,517	$234,437
Whirlpool Corp.	1,808	238,692
Williams-Sonoma, Inc.	2,236	272,032
WW Grainger, Inc.	1,504	1,035,970
Wyndham Hotels & Resorts, Inc.	2,825	191,676
Wynn Resorts Ltd. *	3,479	389,335
YETI Holdings, Inc. *	2,807	112,280
Yum! Brands, Inc.	9,411	1,243,005

		46,114,027

Consumer, Non-Cyclical - 17.9%
10X Genomics, Inc. Class A *	3,186	177,747
Acadia Healthcare Co., Inc. *	2,899	209,453
ADT, Inc.	6,803	49,186
Affirm Holdings, Inc. *	7,200	81,144
agilon health, Inc. *	6,497	154,304
Albertsons Cos., Inc. Class A	8,055	167,383
Align Technology, Inc. *	2,618	874,779
Alnylam Pharmaceuticals, Inc. *	4,102	821,713
Amedisys, Inc. *	1,041	76,566
AmerisourceBergen Corp.	5,441	871,159
Avantor, Inc. *	20,349	430,178
Avery Dennison Corp.	2,717	486,153
Avis Budget Group, Inc. *	884	172,203
Azenta, Inc. *	2,224	99,235
Bio-Rad Laboratories, Inc. Class A *	716	342,978
Bio-Techne Corp.	5,192	385,194
Biogen, Inc. *	4,784	1,330,096
BioMarin Pharmaceutical, Inc. *	6,158	598,804
Booz Allen Hamilton Holding Corp.	4,380	405,982
Boston Beer Co., Inc. Class A *	307	100,911
Bright Horizons Family Solutions, Inc. *	1,990	153,210
Brown-Forman Corp. Class A	1,481	96,546
Brown-Forman Corp. Class B	6,124	393,589
Bruker Corp.	3,617	285,164
Bunge Ltd.	4,616	440,920
Campbell Soup Co.	6,483	356,435
Cardinal Health, Inc.	8,598	649,149
Catalent, Inc. *	5,971	392,354
Certara, Inc. *	3,783	91,208
Charles River Laboratories International, Inc. *	1,689	340,874
Chemed Corp.	493	265,111
Church & Dwight Co., Inc.	8,103	716,386
Cintas Corp.	2,889	1,336,683
Clarivate PLC *	16,302	153,076
Clorox Co.	4,112	650,683
Conagra Brands, Inc.	15,707	589,955
Cooper Cos., Inc.	1,621	605,217
Corteva, Inc.	23,877	1,440,022
CoStar Group, Inc. *	13,460	926,721
Coty, Inc. Class A *	11,438	137,942
Darling Ingredients, Inc. *	5,382	314,309
DaVita, Inc. *	1,810	146,809
Dentsply Sirona, Inc.	7,224	283,759
Dexcom, Inc. *	12,863	1,494,423
Driven Brands Holdings, Inc. *	2,024	61,347
Dun & Bradstreet Holdings, Inc.	8,184	96,080
Elanco Animal Health, Inc. *	14,495	136,253
Encompass Health Corp.	3,366	182,101
Enhabit, Inc. *	1,444	20,086
Enovis Corp. *	1,648	88,152
Envista Holdings Corp. *	5,298	216,582
Equifax, Inc.	4,056	822,719
Euronet Worldwide, Inc. *	1,625	181,838
Exact Sciences Corp. *	5,836	395,739
Exelixis, Inc. *	10,411	202,078
FleetCor Technologies, Inc. *	2,396	505,197
Flowers Foods, Inc.	6,445	176,657
FTI Consulting, Inc. *	1,144	225,768
Gartner, Inc. *	2,561	834,297
Ginkgo Bioworks Holdings, Inc. *	27,567	36,664

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Global Payments, Inc.	8,714	$917,061
Globus Medical, Inc. Class A *	2,512	142,280
Grand Canyon Education, Inc. *	998	113,672
Grocery Outlet Holding Corp. *	2,871	81,134
Guardant Health, Inc. *	3,172	74,352
GXO Logistics, Inc. *	3,647	184,028
H&R Block, Inc.	5,219	183,970
Henry Schein, Inc. *	4,520	368,561
Hershey Co.	4,871	1,239,231
Hertz Global Holdings, Inc. *	5,933	96,649
Hologic, Inc. *	8,115	654,880
Horizon Therapeutics PLC *	7,387	806,217
Hormel Foods Corp.	9,573	381,771
ICU Medical, Inc. *	656	108,214
IDEXX Laboratories, Inc. *	2,743	1,371,719
Incyte Corp. *	6,089	440,052
Ingredion, Inc.	2,228	226,654
Insulet Corp. *	2,297	732,651
Integra LifeSciences Holdings Corp. *	2,357	135,315
Ionis Pharmaceuticals, Inc. *	4,858	173,625
IQVIA Holdings, Inc. *	6,192	1,231,527
J M Smucker Co.	3,440	541,353
Jazz Pharmaceuticals PLC *	2,072	303,196
Kellogg Co.	8,508	569,696
Kroger Co.	21,884	1,080,413
Laboratory Corp. of America Holdings	2,955	677,936
Lamb Weston Holdings, Inc.	4,809	502,637
ManpowerGroup, Inc.	1,636	135,019
Maravai LifeSciences Holdings, Inc. Class A *	3,574	50,072
MarketAxess Holdings, Inc.	1,239	484,808
Masimo Corp. *	1,598	294,895
McCormick & Co., Inc.	8,365	696,052
Mirati Therapeutics, Inc. *	1,453	54,023
Mister Car Wash, Inc. *	3,163	27,265
Molina Healthcare, Inc. *	1,911	511,173
Molson Coors Beverage Co. Class B	5,882	303,982
Morningstar, Inc.	859	174,403
Natera, Inc. *	3,179	176,498
Neurocrine Biosciences, Inc. *	3,216	325,524
Novavax, Inc. *	3,335	23,112
Novocure Ltd. *	3,363	202,251
Oak Street Health, Inc. *	3,792	146,675
Olaplex Holdings, Inc. *	5,197	22,191
Organon & Co.	8,695	204,506
Paylocity Holding Corp. *	1,358	269,943
Penumbra, Inc. *	1,196	333,313
Performance Food Group Co. *	5,118	308,820
PerkinElmer, Inc.	4,209	560,891
Perrigo Co. PLC	4,635	166,257
Pilgrim’s Pride Corp. *	1,515	35,118
Post Holdings, Inc. *	1,863	167,428
Premier, Inc. Class A	3,832	124,042
QIAGEN NV *	7,583	348,287
Quanta Services, Inc.	4,748	791,207
Quest Diagnostics, Inc.	3,692	522,344
QuidelOrtho Corp. *	1,587	141,386
Repligen Corp. *	1,854	312,139
ResMed, Inc.	4,822	1,055,970
Reynolds Consumer Products, Inc.	1,768	48,620
Ritchie Bros Auctioneers, Inc. (Canada)	2,288	128,792
Robert Half International, Inc.	3,565	287,232
Rollins, Inc.	7,796	292,584
Royalty Pharma PLC Class A	12,410	447,132
Sarepta Therapeutics, Inc. *	2,814	387,854
Seaboard Corp.	8	30,160
Seagen, Inc. *	4,536	918,404
Service Corp. International	5,010	344,588
Shift4 Payments, Inc. Class A *	1,643	124,539
Sotera Health Co. *	3,217	57,616
Spectrum Brands Holdings, Inc.	1,297	85,887
STERIS PLC	3,330	636,962
Syneos Health, Inc. *	3,335	118,793

	Shares	Value
Tandem Diabetes Care, Inc. *	2,077	$84,347
Teladoc Health, Inc. *	5,227	135,379
Teleflex, Inc.	1,566	396,683
Tenet Healthcare Corp. *	3,460	205,593
Toast, Inc. Class A *	8,299	147,307
TransUnion	6,421	399,001
Tyson Foods, Inc. Class A	9,284	550,727
U-Haul Holding Co.	3,014	159,225
Ultragenyx Pharmaceutical, Inc. *	2,174	87,177
United Rentals, Inc.	2,330	922,121
United Therapeutics Corp. *	1,494	334,596
Universal Health Services, Inc. Class B	2,097	266,529
US Foods Holding Corp. *	6,831	252,337
Verisk Analytics, Inc.	5,184	994,602
Viatris, Inc.	40,433	388,965
Waters Corp. *	1,971	610,281
West Pharmaceutical Services, Inc.	2,471	856,127
WEX, Inc. *	1,417	260,572
WillScot Mobile Mini Holdings Corp. *	6,821	319,768
Zimmer Biomet Holdings, Inc.	7,001	904,529

		58,770,688

Energy - 5.2%
Antero Midstream Corp.	10,944	114,802
Antero Resources Corp. *	9,231	213,144
APA Corp.	10,718	386,491
Baker Hughes Co.	31,430	907,070
Cheniere Energy, Inc.	8,307	1,309,183
Chesapeake Energy Corp.	4,069	309,407
Coterra Energy, Inc.	26,188	642,653
Devon Energy Corp.	21,708	1,098,642
Diamondback Energy, Inc.	5,975	807,641
DTE Midstream LLC *	3,352	165,488
Enphase Energy, Inc. *	4,368	918,503
Enviva, Inc.	984	28,418
EQT Corp.	12,309	392,780
First Solar, Inc. *	3,544	770,820
Halliburton Co.	29,985	948,725
Hess Corp.	9,398	1,243,731
HF Sinclair Corp.	4,585	221,822
Marathon Oil Corp.	21,125	506,155
New Fortress Energy, Inc.	1,701	50,060
NOV, Inc.	13,266	245,554
ONEOK, Inc.	14,835	942,616
Ovintiv, Inc.	8,258	297,949
PDC Energy, Inc.	3,017	193,631
Phillips 66	15,557	1,577,169
Plug Power, Inc. *	16,907	198,150
Range Resources Corp.	8,066	213,507
Southwestern Energy Co. *	37,741	188,705
Sunrun, Inc. *	6,780	136,617
Targa Resources Corp.	7,539	549,970
Texas Pacific Land Corp.	192	326,596
Vitesse Energy, Inc.	1,023	19,468
Williams Cos., Inc.	40,652	1,213,869

		17,139,336

Financial - 18.4%
Affiliated Managers Group, Inc.	1,286	183,152
Aflac, Inc.	20,363	1,313,821
AGNC Investment Corp. REIT	18,571	187,196
Air Lease Corp.	3,382	133,149
Alexandria Real Estate Equities, Inc. REIT	5,733	720,007
Allstate Corp.	8,822	977,566
Ally Financial, Inc.	10,124	258,061
American Financial Group, Inc.	2,269	275,683
American Homes 4 Rent Class A REIT	10,325	324,721
Americold Realty Trust, Inc. REIT	9,077	258,241
Ameriprise Financial, Inc.	3,510	1,075,815
Annaly Capital Management, Inc. REIT	15,713	300,275
Apartment Income REIT Corp. REIT	5,142	184,135

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Apollo Global Management, Inc.	16,138	$1,019,276
Arch Capital Group Ltd. *	11,819	802,155
Ares Management Corp. Class A	5,117	426,962
Arthur J Gallagher & Co.	6,944	1,328,457
Assurant, Inc.	1,732	207,961
Assured Guaranty Ltd.	1,875	94,256
AvalonBay Communities, Inc. REIT	4,661	783,328
Axis Capital Holdings Ltd.	2,533	138,099
Bank of Hawaii Corp.	1,273	66,298
Bank of New York Mellon Corp.	24,516	1,114,007
Bank OZK	3,640	124,488
Blue Owl Capital, Inc.	13,733	152,162
BOK Financial Corp.	945	79,767
Boston Properties, Inc. REIT	5,282	285,862
Brighthouse Financial, Inc. *	2,206	97,307
Brixmor Property Group, Inc. REIT	9,709	208,938
Brown & Brown, Inc.	7,888	452,929
Camden Property Trust REIT	3,465	363,271
Carlyle Group, Inc.	7,040	218,662
Cboe Global Markets, Inc.	3,532	474,136
CBRE Group, Inc. Class A *	10,519	765,888
Cincinnati Financial Corp.	5,115	573,289
Citizens Financial Group, Inc.	16,293	494,818
CNA Financial Corp.	888	34,659
Coinbase Global, Inc. Class A *	5,328	360,013
Columbia Banking System, Inc.	6,909	147,991
Comerica, Inc.	4,252	184,622
Commerce Bancshares, Inc.	3,859	225,173
Cousins Properties, Inc. REIT	4,916	105,104
Credit Acceptance Corp. *	216	94,185
CubeSmart REIT	7,474	345,448
Cullen/Frost Bankers, Inc.	1,987	209,311
Discover Financial Services	8,901	879,775
Douglas Emmett, Inc. REIT	5,502	67,840
East West Bancorp, Inc.	4,771	264,790
EastGroup Properties, Inc. REIT	1,397	230,952
EPR Properties REIT	2,410	91,821
Equitable Holdings, Inc.	11,999	304,655
Equity LifeStyle Properties, Inc. REIT	5,926	397,812
Equity Residential REIT	12,358	741,480
Erie Indemnity Co. Class A	816	189,035
Essex Property Trust, Inc. REIT	2,144	448,396
Evercore, Inc. Class A	1,187	136,956
Everest Re Group Ltd.	1,298	464,710
Extra Space Storage, Inc. REIT	4,422	720,476
F&G Annuities & Life, Inc.	763	13,826
Federal Realty Investment Trust REIT	2,713	268,126
Fidelity National Financial, Inc.	8,456	295,368
Fifth Third Bancorp	22,737	605,714
First American Financial Corp.	3,284	182,787
First Citizens BancShares, Inc. Class A	358	348,370
First Hawaiian, Inc.	4,158	85,779
First Horizon Corp.	17,226	306,278
First Industrial Realty Trust, Inc. REIT	4,469	237,751
First Republic Bank	6,430	89,956
FNB Corp.	11,650	135,140
Franklin Resources, Inc.	9,289	250,246
Gaming & Leisure Properties, Inc. REIT	8,146	424,081
Globe Life, Inc.	2,999	329,950
Hanover Insurance Group, Inc.	1,228	157,798
Hartford Financial Services Group, Inc.	10,595	738,366
Healthcare Realty Trust, Inc. REIT	12,819	247,791
Healthpeak Properties, Inc. REIT	18,234	400,601
Highwoods Properties, Inc. REIT	3,381	78,405
Host Hotels & Resorts, Inc. REIT	23,642	389,857
Howard Hughes Corp. *	1,192	95,360
Hudson Pacific Properties, Inc. REIT	4,478	29,779
Huntington Bancshares, Inc.	47,889	536,357
Interactive Brokers Group, Inc. Class A	3,144	259,569
Invesco Ltd.	12,155	199,342
Invitation Homes, Inc. REIT	20,364	635,968
Iron Mountain, Inc. REIT	9,632	509,629

	Shares	Value
Janus Henderson Group PLC	4,428	$117,962
JBG SMITH Properties REIT	3,478	52,379
Jefferies Financial Group, Inc.	6,440	204,406
Jones Lang LaSalle, Inc. *	1,617	235,257
Kemper Corp.	2,067	112,982
KeyCorp	31,045	388,683
Kilroy Realty Corp. REIT	3,783	122,569
Kimco Realty Corp. REIT	20,180	394,115
KKR & Co., Inc.	19,087	1,002,449
Lamar Advertising Co. Class A REIT	2,913	290,980
Lazard Ltd. Class A	2,694	89,198
Life Storage, Inc. REIT	2,814	368,887
Lincoln National Corp.	5,523	124,102
Loews Corp.	6,501	377,188
LPL Financial Holdings, Inc.	2,656	537,574
M&T Bank Corp.	5,737	685,973
Markel Corp. *	441	563,338
Medical Properties Trust, Inc. REIT	19,332	158,909
MGIC Investment Corp.	9,613	129,006
Mid-America Apartment Communities, Inc. REIT	3,831	578,634
Nasdaq, Inc.	11,473	627,229
National Retail Properties, Inc. REIT	6,109	269,712
National Storage Affiliates Trust REIT	2,763	115,438
New York Community Bancorp, Inc.	21,788	196,963
Northern Trust Corp.	6,859	604,484
Old Republic International Corp.	9,479	236,691
Omega Healthcare Investors, Inc. REIT	7,989	218,978
OneMain Holdings, Inc.	3,736	138,531
PacWest Bancorp	3,783	36,809
Park Hotels & Resorts, Inc. REIT	7,255	89,672
Pinnacle Financial Partners, Inc.	2,439	134,535
Popular, Inc.	2,292	131,584
Primerica, Inc.	1,193	205,482
Principal Financial Group, Inc.	8,080	600,506
Prosperity Bancshares, Inc.	2,998	184,437
Prudential Financial, Inc.	12,290	1,016,875
Raymond James Financial, Inc.	6,496	605,882
Rayonier, Inc. REIT	5,032	167,364
Realty Income Corp. REIT	20,946	1,326,301
Regency Centers Corp. REIT	5,740	351,173
Regions Financial Corp.	31,190	578,886
Reinsurance Group of America, Inc.	2,251	298,843
RenaissanceRe Holdings Ltd. (Bermuda)	1,450	290,493
Rexford Industrial Realty, Inc. REIT	6,525	389,216
Rithm Capital Corp. REIT	14,092	112,736
Rocket Cos., Inc. Class A *	3,693	33,459
Ryan Specialty Holdings, Inc. *	2,677	107,722
SBA Communications Corp. REIT	3,559	929,148
SEI Investments Co.	3,347	192,620
Simon Property Group, Inc. REIT	10,887	1,219,017
SL Green Realty Corp. REIT	2,084	49,016
SLM Corp.	7,795	96,580
SoFi Technologies, Inc. *	27,902	169,365
Spirit Realty Capital, Inc. REIT	4,767	189,917
Starwood Property Trust, Inc. REIT	9,507	168,179
State Street Corp.	11,640	881,032
Stifel Financial Corp.	3,324	196,415
Sun Communities, Inc. REIT	4,059	571,832
Synchrony Financial	14,533	422,620
Synovus Financial Corp.	4,686	144,469
T Rowe Price Group, Inc.	7,342	828,912
TFS Financial Corp.	1,778	22,456
Tradeweb Markets, Inc. Class A	3,626	286,526
UDR, Inc. REIT	10,938	449,114
Unum Group	6,700	265,052
Upstart Holdings, Inc. *	2,295	36,468
UWM Holdings Corp.	2,763	13,566
Ventas, Inc. REIT	13,323	577,552
VICI Properties, Inc. REIT	33,459	1,091,433
Virtu Financial, Inc. Class A	3,071	58,042
Vornado Realty Trust REIT	5,743	88,270
Voya Financial, Inc.	3,314	236,818

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
W R Berkley Corp.	6,869	$427,664
Webster Financial Corp.	5,865	231,198
Welltower, Inc. REIT	15,788	1,131,842
Western Alliance Bancorp	3,442	122,329
Western Union Co.	10,837	120,833
WeWork, Inc. Class A *	5,435	4,225
Weyerhaeuser Co. REIT	24,557	739,902
White Mountains Insurance Group Ltd.	81	111,577
Willis Towers Watson PLC	3,592	834,709
Wintrust Financial Corp.	2,077	151,517
WP Carey, Inc. REIT	6,966	539,517
Zions Bancorp NA	5,098	152,583

		60,318,443

Industrial - 14.5%
Acuity Brands, Inc.	1,043	190,587
Advanced Drainage Systems, Inc.	2,143	180,462
AECOM	4,399	370,924
AGCO Corp.	2,097	283,514
Agilent Technologies, Inc.	9,873	1,365,831
Allegion PLC	2,942	314,000
Amcor PLC	49,486	563,151
AMETEK, Inc.	7,690	1,117,588
Amphenol Corp. Class A	19,546	1,597,299
AO Smith Corp.	4,212	291,260
AptarGroup, Inc.	2,214	261,673
Ardagh Group SA * Ω	1,329	8,878
Ardagh Metal Packaging SA	4,302	17,552
Armstrong World Industries, Inc.	1,474	105,008
Arrow Electronics, Inc. *	1,969	245,869
Avnet, Inc.	2,960	133,792
Axon Enterprise, Inc. *	2,254	506,812
AZEK Co., Inc. *	3,621	85,238
Ball Corp.	10,291	567,137
Berry Global Group, Inc.	4,124	242,904
Builders FirstSource, Inc. *	4,852	430,761
BWX Technologies, Inc.	2,972	187,355
Carlisle Cos., Inc.	1,716	387,936
Carrier Global Corp.	27,893	1,276,105
CH Robinson Worldwide, Inc.	3,874	384,959
ChargePoint Holdings, Inc. *	8,238	86,252
Clean Harbors, Inc. *	1,728	246,344
Cognex Corp.	5,845	289,620
Coherent Corp. *	3,862	147,065
Crane Co.	1,615	183,302
Crown Holdings, Inc.	3,867	319,840
Curtiss-Wright Corp.	1,302	229,490
Donaldson Co., Inc.	4,102	268,025
Dover Corp.	4,674	710,168
Eagle Materials, Inc.	1,234	181,089
Esab Corp.	1,845	108,984
Expeditors International of Washington, Inc.	5,293	582,865
Flowserve Corp.	4,238	144,092
Fortive Corp.	11,816	805,497
Fortune Brands Innovations, Inc.	4,321	253,772
Garmin Ltd.	5,144	519,132
Gates Industrial Corp. PLC *	3,512	48,782
Generac Holdings, Inc. *	2,109	227,793
Graco, Inc.	5,601	408,929
Graphic Packaging Holding Co.	10,348	263,770
Hayward Holdings, Inc. *	2,409	28,233
HEICO Corp.	1,520	259,981
HEICO Corp. Class A	2,641	358,912
Hexcel Corp.	2,728	186,186
Howmet Aerospace, Inc.	12,383	524,668
Hubbell, Inc.	1,787	434,795
Huntington Ingalls Industries, Inc.	1,327	274,716
IDEX Corp.	2,535	585,661
Ingersoll Rand, Inc.	13,556	788,688
ITT, Inc.	2,833	244,488
Jabil, Inc.	4,351	383,584

	Shares	Value
Jacobs Solutions, Inc.	4,201	$493,659
JB Hunt Transport Services, Inc.	2,750	482,515
Keysight Technologies, Inc. *	5,981	965,812
Kirby Corp. *	1,943	135,427
Knight-Swift Transportation Holdings, Inc.	5,249	296,988
Landstar System, Inc.	1,161	208,121
Lennox International, Inc.	1,078	270,880
Lincoln Electric Holdings, Inc.	1,881	318,077
Littelfuse, Inc.	787	210,987
Louisiana-Pacific Corp.	2,313	125,388
Martin Marietta Materials, Inc.	2,075	736,749
Masco Corp.	7,520	373,894
MasTec, Inc. *	2,090	197,380
Masterbrand, Inc. *	4,160	33,446
MDU Resources Group, Inc.	6,575	200,406
Mercury Systems, Inc. *	1,601	81,843
Mettler-Toledo International, Inc. *	734	1,123,174
Middleby Corp. *	1,809	265,217
Mohawk Industries, Inc. *	1,809	181,298
MSA Safety, Inc.	1,273	169,945
National Instruments Corp.	4,438	232,596
Nordson Corp.	1,908	424,072
nVent Electric PLC	5,600	240,464
Old Dominion Freight Line, Inc.	3,315	1,129,885
Oshkosh Corp.	2,254	187,488
Otis Worldwide Corp.	13,914	1,174,342
Owens Corning	3,138	300,620
Packaging Corp. of America	3,045	422,737
Parker-Hannifin Corp.	4,271	1,435,526
Pentair PLC	5,536	305,975
Regal Rexnord Corp.	2,186	307,636
Republic Services, Inc.	6,882	930,584
Rockwell Automation, Inc.	3,833	1,124,794
RXO, Inc. *	3,697	72,609
Ryder System, Inc.	1,581	141,088
Schneider National, Inc. Class B	1,758	47,026
Sealed Air Corp.	4,953	227,392
Sensata Technologies Holding PLC	5,123	256,252
Silgan Holdings, Inc.	2,737	146,895
Snap-on, Inc.	1,754	433,045
Sonoco Products Co.	3,337	203,557
Spirit AeroSystems Holdings, Inc. Class A	3,397	117,298
Stanley Black & Decker, Inc.	4,927	397,018
Stericycle, Inc. *	2,983	130,089
TD SYNNEX Corp.	1,520	147,121
Teledyne Technologies, Inc. *	1,545	691,171
Tetra Tech, Inc.	1,778	261,206
Textron, Inc.	6,958	491,444
Timken Co.	2,115	172,838
TopBuild Corp. *	1,038	216,049
Toro Co.	3,484	387,281
Trane Technologies PLC	7,669	1,410,943
TransDigm Group, Inc.	1,714	1,263,304
Trex Co., Inc. *	3,783	184,119
Trimble, Inc. *	8,215	430,630
Universal Display Corp.	1,414	219,354
Valmont Industries, Inc.	684	218,388
Vertiv Holdings Co.	9,881	141,397
Vontier Corp.	5,139	140,500
Vulcan Materials Co.	4,418	757,952
Westinghouse Air Brake Technologies Corp.	6,040	610,402
Westrock Co.	8,589	261,707
Woodward, Inc.	1,990	193,766
XPO, Inc. *	3,332	106,291
Xylem, Inc.	5,977	625,792

		47,403,167

Technology - 12.6%
Akamai Technologies, Inc. *	5,169	404,733
Allegro MicroSystems, Inc. * (Japan)	2,157	103,514
Alteryx, Inc. Class A *	1,954	114,973

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Amdocs Ltd.	3,968	$381,047
ANSYS, Inc. *	2,903	966,118
AppLovin Corp. Class A *	7,123	112,187
Aspen Technology, Inc. *	924	211,476
Bentley Systems, Inc. Class B	5,712	245,559
BILL Holdings, Inc. *	3,344	271,332
Black Knight, Inc. *	5,197	299,139
Broadridge Financial Solutions, Inc.	3,893	570,597
CACI International, Inc. Class A *	787	233,172
Cadence Design Systems, Inc. *	9,105	1,912,870
CCC Intelligent Solutions Holdings, Inc. *	5,562	49,891
Ceridian HCM Holding, Inc. *	4,587	335,860
Cirrus Logic, Inc. *	1,784	195,134
Cloudflare, Inc. Class A *	9,437	581,885
Concentrix Corp.	1,461	177,585
Confluent, Inc. Class A *	4,043	97,315
Crowdstrike Holdings, Inc. Class A *	7,188	986,625
Datadog, Inc. Class A *	8,860	643,768
Definitive Healthcare Corp. *	1,330	13,739
Dell Technologies, Inc. Class C	7,937	319,147
DocuSign, Inc. *	6,592	384,314
DoubleVerify Holdings, Inc. *	2,795	84,269
Doximity, Inc. Class A *	3,638	117,798
Dropbox, Inc. Class A *	9,190	198,688
DXC Technology Co. *	7,888	201,617
Dynatrace, Inc. *	7,281	307,986
Elastic NV *	2,519	145,850
Electronic Arts, Inc.	9,122	1,098,745
Entegris, Inc.	4,952	406,114
EPAM Systems, Inc. *	1,831	547,469
Fair Isaac Corp. *	810	569,179
Five9, Inc. *	2,279	164,749
Fortinet, Inc. *	21,536	1,431,283
Genpact Ltd.	6,018	278,152
GLOBALFOUNDRIES, Inc. *	2,064	148,980
Globant SA *	1,325	217,313
Guidewire Software, Inc. *	2,787	228,673
Hewlett Packard Enterprise Co.	42,894	683,301
HP, Inc.	32,794	962,504
HubSpot, Inc. *	1,545	662,419
Informatica, Inc. Class A *	1,151	18,876
IPG Photonics Corp. *	1,061	130,832
Jack Henry & Associates, Inc.	2,426	365,647
Jamf Holding Corp. *	2,153	41,811
KBR, Inc.	4,616	254,111
Kyndryl Holdings, Inc. *	6,652	98,184
Lattice Semiconductor Corp. *	4,527	432,329
Leidos Holdings, Inc.	4,545	418,413
Lumentum Holdings, Inc. *	2,217	119,740
Manhattan Associates, Inc. *	2,084	322,707
Microchip Technology, Inc.	17,765	1,488,352
MKS Instruments, Inc.	1,971	174,670
MongoDB, Inc. *	2,213	515,895
Monolithic Power Systems, Inc.	1,530	765,826
MSCI, Inc.	2,593	1,451,276
nCino, Inc. *	2,267	56,176
NCR Corp. *	4,180	98,606
NetApp, Inc.	7,251	462,976
New Relic, Inc. *	1,734	130,553
Nutanix, Inc. Class A *	7,475	194,275
ON Semiconductor Corp. *	14,479	1,191,911
Palantir Technologies, Inc. Class A *	61,387	518,720
Paychex, Inc.	10,766	1,233,676
Paycom Software, Inc. *	1,708	519,249
Paycor HCM, Inc. *	2,158	57,230
Pegasystems, Inc.	1,346	65,254
Playtika Holding Corp. *	2,948	33,195
Procore Technologies, Inc. *	2,315	144,988
PTC, Inc. *	3,553	455,601
Pure Storage, Inc. Class A *	9,665	246,554
Qorvo, Inc. *	3,338	339,041
RingCentral, Inc. Class A *	2,773	85,048

	Shares	Value
ROBLOX Corp. Class A *	14,929	$671,506
Science Applications International Corp.	1,789	192,246
SentinelOne, Inc. Class A *	6,216	101,694
Skyworks Solutions, Inc.	5,301	625,412
Smartsheet, Inc. Class A *	4,139	197,844
Splunk, Inc. *	5,429	520,533
SS&C Technologies Holdings, Inc.	7,362	415,732
Synopsys, Inc. *	5,089	1,965,626
Take-Two Interactive Software, Inc. *	5,515	657,940
Teradata Corp. *	3,331	134,173
Teradyne, Inc.	5,226	561,847
Thoughtworks Holding, Inc. *	3,591	26,430
Twilio, Inc. Class A *	5,817	387,587
Tyler Technologies, Inc. *	1,373	486,921
UiPath, Inc. Class A *	12,807	224,891
Unity Software, Inc. *	8,009	259,812
Veeva Systems, Inc. Class A *	4,650	854,624
Western Digital Corp. *	10,609	399,641
Wolfspeed, Inc. *	4,156	269,932
Zebra Technologies Corp. Class A *	1,722	547,596
Zoom Video Communications, Inc. Class A *	8,199	605,414
ZoomInfo Technologies, Inc. *	9,333	230,618
Zscaler, Inc. *	2,834	331,096

		41,167,906

Utilities - 5.6%
AES Corp.	22,262	536,069
Alliant Energy Corp.	8,364	446,638
Ameren Corp.	8,589	742,004
American Water Works Co., Inc.	6,439	943,249
Atmos Energy Corp.	4,742	532,811
Avangrid, Inc.	2,307	92,003
Brookfield Renewable Corp. Class A	4,156	145,252
CenterPoint Energy, Inc.	21,027	619,455
CMS Energy Corp.	9,662	593,054
Consolidated Edison, Inc.	11,844	1,133,115
Constellation Energy Corp.	10,898	855,493
DTE Energy Co.	6,438	705,219
Edison International	12,548	885,763
Entergy Corp.	6,775	729,938
Essential Utilities, Inc.	7,749	338,244
Evergy, Inc.	7,418	453,388
Eversource Energy	11,501	900,068
FirstEnergy Corp.	18,122	725,967
Hawaiian Electric Industries, Inc.	3,541	135,974
IDACORP, Inc.	1,724	186,761
National Fuel Gas Co.	3,020	174,375
NiSource, Inc.	13,553	378,942
NRG Energy, Inc.	7,199	246,854
OGE Energy Corp.	6,757	254,469
PG&E Corp. *	54,946	888,477
Pinnacle West Capital Corp.	3,793	300,557
PPL Corp.	24,595	683,495
Public Service Enterprise Group, Inc.	16,618	1,037,794
UGI Corp.	7,077	245,997
Vistra Corp.	13,158	315,792
WEC Energy Group, Inc.	10,532	998,328
Xcel Energy, Inc.	18,202	1,227,543

		18,453,088

Total Common Stocks (Cost $323,633,224)		322,061,354

EXCHANGE-TRADED FUND - 0.9%
iShares Russell Mid-Cap	43,121	3,015,020

Total Exchange-Traded Fund (Cost $2,930,093)		3,015,020

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.7%
Repurchase Agreement - 0.7%

Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $2,347,859; collateralized by U.S. Treasury Notes: 2.875% due 06/15/2025 and value $2,394,020)	$2,346,989	$2,346,989

Total Short-Term Investment (Cost $2,346,989)		2,346,989

TOTAL INVESTMENTS - 99.9% (Cost $328,910,306)		327,423,363

DERIVATIVES - 0.0%		131,599

OTHER ASSETS & LIABILITIES, NET - 0.1%		314,624

NET ASSETS - 100.0%		$327,869,586

Notes to Schedule of Investments

(a)

An investment with a value of $8,878 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/23	5	$981,557	$1,034,438	$52,881
S&P MID 400 E-Mini Index	06/23	8	1,945,042	2,023,760	78,718

Total Futures Contracts					$131,599

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$12,810,547	$12,810,547	$-	$-
	Communications	19,884,152	19,884,152	-	-
	Consumer, Cyclical	46,114,027	46,114,027	-	-
	Consumer, Non-Cyclical	58,770,688	58,770,688	-	-
	Energy	17,139,336	17,139,336	-	-
	Financial	60,318,443	60,318,443	-	-
	Industrial	47,403,167	47,394,289	8,878	-
	Technology	41,167,906	41,167,906	-	-
	Utilities	18,453,088	18,453,088	-	-

	Total Common Stocks	322,061,354	322,052,476	8,878	-

	Exchange-Traded Fund	3,015,020	3,015,020	-	-
	Short-Term Investment	2,346,989	-	2,346,989	-
	Derivatives:
	Equity Contracts
	Futures	131,599	131,599	-	-

	Total	$327,554,962	$325,199,095	$2,355,867	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	758	$ 1,924
Gtx, Inc. - Contingent Value Rights * Ω ±	33	34
OmniAb, Inc. $12.50 - Earn Out Shares * Ω ±	40	-
OmniAb, Inc. $15.00 - Earn Out Shares * Ω ±	40	-

		1,958

Total Rights (Cost $68)		1,958

COMMON STOCKS - 98.3%
Basic Materials - 4.2%
5E Advanced Materials, Inc. *	2,806	15,209
AdvanSix, Inc.	645	24,684
American Vanguard Corp.	1,744	38,159
Amyris, Inc. *	1,358	1,847
ATI, Inc. *	8,944	352,930
Avient Corp.	4,821	198,432
Balchem Corp.	2,296	290,398
Cabot Corp.	4,007	307,097
Century Aluminum Co. *	3,692	36,920
Codexis, Inc. *	4,410	18,257
Commercial Metals Co.	1,426	69,731
Compass Minerals International, Inc.	2,537	86,994
Constellium SE *	4,954	75,697
Dakota Gold Corp. *	3,713	13,441
Diversey Holdings Ltd. *	5,554	44,932
Energy Fuels, Inc. *	9,211	51,397
Hawkins, Inc.	853	37,344
HB Fuller Co.	3,348	229,171
Hycroft Mining Holding Corp. *	7,248	3,134
Ingevity Corp. *	2,707	193,605
Innospec, Inc.	1,508	154,826
Ivanhoe Electric, Inc. *	1,581	19,209
Kaiser Aluminum Corp.	1,132	84,481
Kronos Worldwide, Inc.	1,597	14,708
Lightwave Logic, Inc. *	8,034	42,018
Livent Corp. *	11,678	253,646
Mativ Holdings, Inc.	326	6,999
Novagold Resources, Inc. *	16,646	103,538
Origin Materials, Inc. *	4,667	19,928
Orion Engineered Carbons SA	4,386	114,431
Piedmont Lithium, Inc. *	343	20,597
Quaker Chemical Corp.	651	128,866
Rogers Corp. *	1,368	223,572
Schnitzer Steel Industries, Inc. Class A	218	6,780
Sensient Technologies Corp.	2,886	220,952
Stepan Co.	182	18,752
Sylvamo Corp.	2,346	108,526
Terawulf, Inc. *	4,103	3,848
Ur-Energy, Inc. *	13,844	14,675
Uranium Energy Corp. *	26,195	75,442
US Lime & Minerals, Inc.	118	18,017

		3,743,190

Communications - 4.5%
A10 Networks, Inc.	3,657	56,647
AdTheorent Holding Co., Inc. *	3,626	6,128
ADTRAN Holdings, Inc.	4,988	79,110
Allbirds, Inc. Class A *	1,424	1,709
Anterix, Inc. *	421	13,910
Arena Group Holdings, Inc. *	488	2,074

	Shares	Value
Boston Omaha Corp. Class A *	81	$ 1,917
Calix, Inc. *	3,269	175,186
Cambium Networks Corp. *	843	14,938
Cargurus, Inc. *	7,385	137,952
CarParts.com, Inc. *	3,545	18,930
Cars.com, Inc. *	640	12,352
Casa Systems, Inc. *	1,956	2,484
Clearfield, Inc. *	912	42,481
Cogent Communications Holdings, Inc.	1,682	107,177
CommScope Holding Co., Inc. *	15,049	95,862
Consolidated Communications Holdings, Inc. *	375	968
Couchbase, Inc. *	2,026	28,486
Credo Technology Group Holding Ltd. *	6,993	65,874
Cyxtera Technologies, Inc. *	2,153	658
DHI Group, Inc. *	2,764	10,724
DigitalBridge Group, Inc.	10,223	122,574
DZS, Inc. *	1,471	11,606
Edgio, Inc. *	9,928	7,854
Entravision Communications Corp. Class A	2,995	18,120
ePlus, Inc. *	1,458	71,500
Eventbrite, Inc. Class A *	4,873	41,810
EverQuote, Inc. Class A *	1,414	19,655
Extreme Networks, Inc. *	8,963	171,373
Figs, Inc. Class A *	7,714	47,750
Focus Universal, Inc. *	2,484	6,210
Gambling.com Group Ltd. *	750	7,432
Globalstar, Inc. *	40,985	47,543
Gogo, Inc. *	237	3,437
Gray Television, Inc.	2,609	22,750
Groupon, Inc. *	117	493
Harmonic, Inc. *	6,786	99,008
HealthStream, Inc. *	112	3,035
Hims & Hers Health, Inc. *	7,538	74,777
IDT Corp. Class B *	787	26,821
Infinera Corp. *	14,137	109,703
Innovid Corp. *	5,714	8,057
Inseego Corp. *	1,096	638
InterDigital, Inc.	792	57,737
Iridium Communications, Inc.	9,009	557,927
Liquidity Services, Inc. *	854	11,247
Lulu’s Fashion Lounge Holdings, Inc. *	953	2,268
Marqeta, Inc. Class A *	31,525	144,069
MediaAlpha, Inc. Class A *	1,743	26,110
Nerdy, Inc. *	3,911	16,348
Ondas Holdings, Inc. *	2,127	2,297
Ooma, Inc. *	1,719	21,505
Open Lending Corp. Class A *	7,558	53,208
OptimizeRx Corp. *	1,186	17,351
Perficient, Inc. *	2,469	178,237
Planet Labs PBC *	12,128	47,663
Q2 Holdings, Inc. *	4,031	99,243
QuinStreet, Inc. *	182	2,888
Quotient Technology, Inc. *	913	2,995
RealReal, Inc. *	801	1,009
Revolve Group, Inc. *	3,018	79,373
Rover Group, Inc. *	6,312	28,593
Shutterstock, Inc.	1,733	125,816
Sinclair Broadcast Group, Inc. Class A	2,896	49,695
Squarespace, Inc. Class A *	530	16,838
Stagwell, Inc. *	412	3,057
Stitch Fix, Inc. Class A *	2,375	12,136
TechTarget, Inc. *	1,932	69,784
Thryv Holdings, Inc. *	489	11,276
Tucows, Inc. Class A *	706	13,732
Upwork, Inc. *	8,932	101,110
Value Line, Inc.	55	2,658
Viavi Solutions, Inc. *	16,313	176,670
Vivid Seats, Inc. Class A *	360	2,747
WideOpenWest, Inc. *	2,225	23,652
Yelp, Inc. *	4,894	150,246
Ziff Davis, Inc. *	619	48,313

		3,955,511

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Consumer, Cyclical - 12.0%
Accel Entertainment, Inc. *	3,951	$ 35,994
Acushnet Holdings Corp.	674	34,334
Aeva Technologies, Inc. *	421	501
Allegiant Travel Co. *	489	44,978
American Axle & Manufacturing Holdings, Inc. *	350	2,734
Arko Corp.	5,984	50,804
Asbury Automotive Group, Inc. *	466	97,860
Aspen Aerogels, Inc. *	3,581	26,678
Aterian, Inc. *	297	255
Beacon Roofing Supply, Inc. *	2,609	153,540
Bed Bath & Beyond, Inc. *	5,686	2,430
Bloomin’ Brands, Inc.	4,606	118,144
Blue Bird Corp. *	1,242	25,374
Bluegreen Vacations Holding Corp.	142	3,888
Boot Barn Holdings, Inc. *	2,132	163,397
Brinker International, Inc. *	2,845	108,110
Buckle, Inc.	2,046	73,022
Build-A-Bear Workshop, Inc.	676	15,710
Caleres, Inc.	2,432	52,604
Camping World Holdings, Inc. Class A	2,865	59,793
Canoo, Inc. *	20,503	13,380
Cavco Industries, Inc. *	628	199,541
Century Casinos, Inc. *	1,542	11,303
Century Communities, Inc.	160	10,227
Cepton, Inc. *	2,201	1,022
Cheesecake Factory, Inc.	3,524	123,516
Chico’s FAS, Inc. *	6,215	34,183
Children’s Place, Inc. *	555	22,339
Cinemark Holdings, Inc. *	6,320	93,473
Citi Trends, Inc. *	25	476
Clarus Corp.	1,383	13,069
Cracker Barrel Old Country Store, Inc.	1,598	181,533
Crocs, Inc. *	4,372	552,796
Dave & Buster’s Entertainment, Inc. *	3,124	114,932
Denny’s Corp. *	2,848	31,784
Designer Brands, Inc. Class A	2,566	22,427
Destination XL Group, Inc. *	2,111	11,632
Dillard’s, Inc. Class A	289	88,920
Dine Brands Global, Inc.	928	62,770
Dorman Products, Inc. *	1,905	164,325
Douglas Dynamics, Inc.	1,614	51,470
Dream Finders Homes, Inc. Class A *	1,475	19,544
Duluth Holdings, Inc. Class B *	353	2,252
Ermenegildo Zegna NV	935	12,753
Everi Holdings, Inc. *	3,463	59,390
EVgo, Inc. *	852	6,637
F45 Training Holdings, Inc. *	3,716	4,311
First Watch Restaurant Group, Inc. *	464	7,452
FirstCash, Inc.	1,374	131,038
Fisker, Inc. *	13,024	79,967
Forestar Group, Inc. *	430	6,691
Fox Factory Holding Corp. *	3,057	371,028
Franchise Group, Inc.	1,739	47,388
Frontier Group Holdings, Inc. *	2,622	25,801
Full House Resorts, Inc. *	834	6,030
Funko, Inc. Class A *	2,283	21,529
Gentherm, Inc. *	2,401	145,068
Global Industrial Co.	701	18,815
GMS, Inc. *	3,014	174,480
Golden Entertainment, Inc. *	1,483	64,525
Green Brick Partners, Inc. *	521	18,266
Guess?, Inc.	2,302	44,797
H&E Equipment Services, Inc.	2,332	103,144
Hibbett, Inc.	742	43,763
Hilton Grand Vacations, Inc. *	6,189	274,977
HNI Corp.	2,991	83,269
Holley, Inc. *	3,863	10,585

	Shares	Value
Hovnanian Enterprises, Inc. Class A *	342	$ 23,201
Hudson Technologies, Inc. *	3,039	26,530
Hyzon Motors, Inc. *	7,505	6,117
IMAX Corp. *	2,035	39,031
indie Semiconductor, Inc. Class A *	7,861	82,934
Installed Building Products, Inc.	1,715	195,561
Interface, Inc.	3,344	27,153
International Game Technology PLC	1,645	44,086
iRobot Corp. *	1,748	76,283
Jack in the Box, Inc.	200	17,518
KB Home	993	39,899
Kontoor Brands, Inc.	4,003	193,705
Kura Sushi USA, Inc. Class A *	327	21,530
LCI Industries	1,790	196,667
LGI Homes, Inc. *	102	11,631
Liberty Media Corp. - Liberty Braves Class A *	772	26,696
Liberty Media Corp. - Liberty Braves Class C *	2,711	91,334
Lightning eMotors, Inc. *	2,246	643
Lindblad Expeditions Holdings, Inc. *	142	1,358
Lovesac Co. *	991	28,640
Luminar Technologies, Inc. *	18,124	117,625
M/I Homes, Inc. *	254	16,025
Malibu Boats, Inc. Class A *	1,497	84,506
Marine Products Corp.	692	9,128
MarineMax, Inc. *	96	2,760
MasterCraft Boat Holdings, Inc. *	1,310	39,863
MDC Holdings, Inc.	1,086	42,213
Meritage Homes Corp.	184	21,484
Microvast Holdings, Inc. *	7,724	9,578
Miller Industries, Inc.	44	1,555
Monarch Casino & Resort, Inc.	981	72,741
MRC Global, Inc. *	5,931	57,649
Mullen Automotive, Inc. *	74,166	9,738
Murphy USA, Inc.	1,451	374,431
National Vision Holdings, Inc. *	398	7,498
NEOGAMES SA *	926	14,075
Nikola Corp. *	22,520	27,249
Noodles & Co. *	2,893	14,031
Nu Skin Enterprises, Inc. Class A	1,480	58,179
ONE Group Hospitality, Inc. *	1,655	13,406
OneSpaWorld Holdings Ltd. *	4,904	58,799
OneWater Marine, Inc. Class A *	136	3,804
Oxford Industries, Inc.	760	80,248
Papa John’s International, Inc.	1,709	128,055
Patrick Industries, Inc.	164	11,285
PetMed Express, Inc.	1,272	20,657
Portillo’s, Inc. Class A *	2,280	48,724
PriceSmart, Inc.	1,186	84,775
Proterra, Inc. *	7,327	11,137
Purple Innovation, Inc. *	198	523
RCI Hospitality Holdings, Inc.	595	46,511
Red Rock Resorts, Inc. Class A	1,676	74,699
Reservoir Media, Inc. *	1,516	9,884
Rite Aid Corp. *	2,409	5,396
Rocky Brands, Inc.	24	554
Rush Street Interactive, Inc. *	4,373	13,600
Ruth’s Hospitality Group, Inc.	2,234	36,682
Sally Beauty Holdings, Inc. *	7,233	112,690
SeaWorld Entertainment, Inc. *	1,462	89,635
Shake Shack, Inc. Class A *	2,715	150,655
Shyft Group, Inc.	2,459	55,942
Skyline Champion Corp. *	3,843	289,109
Sleep Number Corp. *	688	20,922
Solid Power, Inc. *	3,901	11,742
Sonder Holdings, Inc. *	13,703	10,375
Sonos, Inc. *	9,212	180,739
Sovos Brands, Inc. *	1,927	32,142
Steven Madden Ltd.	5,546	199,656
Sun Country Airlines Holdings, Inc. *	2,480	50,840
Sweetgreen, Inc. Class A *	6,329	49,619
Taylor Morrison Home Corp. *	958	36,653
Texas Roadhouse, Inc.	4,832	522,146

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
ThredUp, Inc. Class A *	414	$ 1,047
Titan International, Inc. *	3,633	38,074
Torrid Holdings, Inc. *	483	2,106
Tri Pointe Homes, Inc. *	607	15,369
Veritiv Corp.	954	128,924
Vinco Ventures, Inc. *	7,547	2,425
Virgin Galactic Holdings, Inc. *	8,284	33,550
Visteon Corp. *	2,005	314,444
Vizio Holding Corp. Class A *	5,087	46,699
Wabash National Corp.	3,039	74,729
Warby Parker, Inc. Class A *	5,963	63,148
Wingstop, Inc.	2,160	396,533
Wolverine World Wide, Inc.	5,660	96,503
Workhorse Group, Inc. *	10,249	13,631
Xos, Inc. *	3,139	1,648
XPEL, Inc. *	1,567	106,478
Xponential Fitness, Inc. Class A *	435	13,220

		10,599,745

Consumer, Non-Cyclical - 29.2%
22nd Century Group, Inc. *	12,145	9,340
23andMe Holding Co. Class A *	7,925	18,069
Aadi Bioscience, Inc. *	1,139	8,246
AbCellera Biologics, Inc. *	6,591	49,696
ACADIA Pharmaceuticals, Inc. *	8,670	163,169
Aclaris Therapeutics, Inc. *	4,598	37,198
Acrivon Therapeutics, Inc. *	251	3,185
Adaptive Biotechnologies Corp. *	326	2,879
Addus HomeCare Corp. *	441	47,081
ADMA Biologics, Inc. *	6,507	21,538
Affimed NV *	10,968	8,178
Agenus, Inc. *	21,679	32,952
Agiliti, Inc. *	1,990	31,800
AirSculpt Technologies, Inc.	710	3,578
Akero Therapeutics, Inc. *	200	7,652
Akoya Biosciences, Inc. *	1,199	9,808
Alarm.com Holdings, Inc. *	3,497	175,829
Alector, Inc. *	4,473	27,688
Alkermes PLC *	11,747	331,148
Alphatec Holdings, Inc. *	4,757	74,209
Alpine Immune Sciences, Inc. *	866	6,686
Alta Equipment Group, Inc.	406	6,435
Amicus Therapeutics, Inc. *	19,869	220,347
AMN Healthcare Services, Inc. *	3,118	258,669
Amneal Pharmaceuticals, Inc. *	7,803	10,846
Amphastar Pharmaceuticals, Inc. *	2,784	104,400
Amylyx Pharmaceuticals, Inc. *	693	20,333
AN2 Therapeutics, Inc. *	82	809
Anavex Life Sciences Corp. *	4,912	42,096
Apellis Pharmaceuticals, Inc. *	6,756	445,626
Arbutus Biopharma Corp. *	4,402	13,338
Arcturus Therapeutics Holdings, Inc. *	1,510	36,195
Arcutis Biotherapeutics, Inc. *	2,960	32,560
Arlo Technologies, Inc. *	6,166	37,366
Arrowhead Pharmaceuticals, Inc. *	7,416	188,366
Artivion, Inc. *	2,363	30,955
Arvinas, Inc. *	3,549	96,959
ASGN, Inc. *	3,535	292,238
Atara Biotherapeutics, Inc. *	408	1,183
AtriCure, Inc. *	2,125	88,081
Atrion Corp.	97	60,907
Aura Biosciences, Inc. *	1,671	15,507
Aurinia Pharmaceuticals, Inc. *	9,787	107,266
Avid Bioservices, Inc. *	4,469	83,838
Axogen, Inc. *	2,897	27,377
Axonics, Inc. *	3,532	192,706
Axsome Therapeutics, Inc. *	2,313	142,666
Babylon Holdings Ltd. Class A *	249	1,267
Barrett Business Services, Inc.	452	40,065
Beachbody Co., Inc. *	796	384
Beam Therapeutics, Inc. *	4,597	140,760

	Shares	Value
Beauty Health Co. *	5,556	$ 70,172
BellRing Brands, Inc. *	9,637	327,658
Benson Hill, Inc. *	6,431	7,396
Beyond Meat, Inc. *	4,382	71,120
BioCryst Pharmaceuticals, Inc. *	9,416	78,529
Biohaven Ltd. *	2,795	38,180
BioLife Solutions, Inc. *	147	3,197
Blueprint Medicines Corp. *	4,305	193,682
BRC, Inc. Class A *	1,980	10,177
Bridgebio Pharma, Inc. *	4,841	80,264
Brink’s Co.	3,266	218,169
Cal-Maine Foods, Inc.	2,530	154,052
Calavo Growers, Inc.	1,260	36,250
Cano Health, Inc. *	11,683	10,632
Cardiovascular Systems, Inc. *	1,573	31,240
CareDx, Inc. *	3,642	33,288
Carriage Services, Inc.	942	28,750
Cass Information Systems, Inc.	194	8,402
Cassava Sciences, Inc. *	2,807	67,705
Catalyst Pharmaceuticals, Inc. *	7,031	116,574
CBIZ, Inc. *	3,434	169,949
Celldex Therapeutics, Inc. *	687	24,718
Celsius Holdings, Inc. *	4,003	372,039
Celularity, Inc. *	3,441	2,132
Central Garden & Pet Co. *	263	10,799
Central Garden & Pet Co. Class A *	1,127	44,032
Cerevel Therapeutics Holdings, Inc. *	4,176	101,853
Cerus Corp. *	12,357	36,700
Chefs’ Warehouse, Inc. *	1,714	58,362
Chegg, Inc. *	9,005	146,781
Chimerix, Inc. *	5,072	6,391
Cimpress PLC *	1,261	55,257
Clover Health Investments Corp. *	27,686	23,397
Coca-Cola Consolidated, Inc.	340	181,927
Coherus Biosciences, Inc. *	5,267	36,026
Collegium Pharmaceutical, Inc. *	2,477	59,423
CompoSecure, Inc. *	385	2,834
CONMED Corp.	2,108	218,937
Corcept Therapeutics, Inc. *	6,260	135,592
CorVel Corp. *	635	120,828
Coursera, Inc. *	8,334	96,008
CRA International, Inc.	498	53,694
Crinetics Pharmaceuticals, Inc. *	564	9,058
Cross Country Healthcare, Inc. *	377	8,415
CTI BioPharma Corp. *	1,727	7,253
Custom Truck One Source, Inc. *	1,625	11,034
Cutera, Inc. *	1,185	27,990
Cytek Biosciences, Inc. *	8,387	77,077
Cytokinetics, Inc. *	5,347	188,161
Deciphera Pharmaceuticals, Inc. *	1,051	16,238
Denali Therapeutics, Inc. *	7,841	180,657
Distribution Solutions Group, Inc. *	319	14,502
DocGo, Inc. *	6,162	53,301
Duckhorn Portfolio, Inc. *	3,032	48,209
Dynavax Technologies Corp. *	8,721	85,553
Eagle Pharmaceuticals, Inc. *	741	21,022
Eiger BioPharmaceuticals, Inc. *	2,204	1,977
elf Beauty, Inc. *	3,543	291,766
Embecta Corp.	3,623	101,879
Enanta Pharmaceuticals, Inc. *	173	6,996
Ensign Group, Inc.	3,881	370,791
Esperion Therapeutics, Inc. *	5,281	8,397
European Wax Center, Inc. Class A	1,599	30,381
EVERTEC, Inc.	4,438	149,782
Evolus, Inc. *	2,506	21,201
EyePoint Pharmaceuticals, Inc. *	682	2,005
Fate Therapeutics, Inc. *	5,943	33,875
FibroGen, Inc. *	5,643	105,298
First Advantage Corp. *	442	6,170
Flywire Corp. *	4,132	121,316
Foghorn Therapeutics, Inc. *	1,657	10,273
Forrester Research, Inc. *	833	26,948

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Franklin Covey Co. *	871	$33,507
Fresh Market, Inc. * Ω ±	5,869	-
Gelesis Holdings, Inc. *	599	97
Geron Corp. *	21,959	47,651
Glaukos Corp. *	3,310	165,831
Gossamer Bio, Inc. *	5,487	6,914
Green Dot Corp. Class A *	323	5,549
GreenLight Biosciences Holdings PBC *	5,035	2,177
Hackett Group, Inc.	1,575	29,106
Haemonetics Corp. *	3,612	298,893
Halozyme Therapeutics, Inc. *	9,596	366,471
Harmony Biosciences Holdings, Inc. *	1,919	62,655
Healthcare Services Group, Inc.	2,582	35,812
HealthEquity, Inc. *	5,981	351,145
Helen of Troy Ltd. *	1,722	163,883
Herbalife Nutrition Ltd. *	4,774	76,861
Herc Holdings, Inc.	1,811	206,273
Heron Therapeutics, Inc. *	7,399	11,172
Heska Corp. *	690	67,358
HilleVax, Inc. *	341	5,637
Humacyte, Inc. *	4,214	13,021
Huron Consulting Group, Inc. *	843	67,752
I3 Verticals, Inc. Class A *	1,642	40,278
ICF International, Inc.	931	102,131
IGM Biosciences, Inc. *	606	8,326
ImmunityBio, Inc. *	5,351	9,739
ImmunoGen, Inc. *	7,571	29,073
Inari Medical, Inc. *	3,167	195,531
Information Services Group, Inc.	1,464	7,452
Inhibrx, Inc. *	2,316	43,703
Innovage Holding Corp. *	127	1,013
Innoviva, Inc. *	4,510	50,738
Inogen, Inc. *	71	886
Insmed, Inc. *	9,739	166,050
Insperity, Inc.	2,583	313,964
Inspire Medical Systems, Inc. *	2,060	482,184
Intellia Therapeutics, Inc. *	3,922	146,173
Inter Parfums, Inc.	1,293	183,916
Intercept Pharmaceuticals, Inc. *	1,742	23,395
Intra-Cellular Therapies, Inc. *	6,601	357,444
iRadimed Corp.	508	19,990
iRhythm Technologies, Inc. *	2,173	269,517
Ironwood Pharmaceuticals, Inc. *	9,962	104,800
IVERIC bio, Inc. *	9,839	239,383
J & J Snack Foods Corp.	1,108	164,228
John B Sanfilippo & Son, Inc.	400	38,768
John Wiley & Sons, Inc. Class A	2,901	112,472
Joint Corp. *	1,010	16,998
Karuna Therapeutics, Inc. *	2,335	424,129
Karyopharm Therapeutics, Inc. *	5,553	21,601
Keros Therapeutics, Inc. *	1,354	57,816
Kforce, Inc.	1,454	91,951
Kiniksa Pharmaceuticals Ltd. Class A *	2,087	22,456
Korn Ferry	3,786	195,888
Krispy Kreme, Inc.	1,337	20,790
Krystal Biotech, Inc. *	506	40,510
Lancaster Colony Corp.	1,184	240,210
Lantheus Holdings, Inc. *	4,923	406,443
Leafly Holdings, Inc. *	1,319	527
Legalzoom.com, Inc. *	7,106	66,654
LeMaitre Vascular, Inc.	1,394	71,749
Lexicon Pharmaceuticals, Inc. *	2,764	6,717
LifeStance Health Group, Inc. *	274	2,036
Ligand Pharmaceuticals, Inc. *	142	10,446
Liquidia Corp. *	2,122	14,663
LivaNova PLC *	2,941	128,169
Local Bounti Corp. *	3,687	2,939
Madrigal Pharmaceuticals, Inc. *	917	222,152
MannKind Corp. *	2,244	9,200
MarketWise, Inc. *	361	668
Medifast, Inc.	804	83,351
Medpace Holdings, Inc. *	1,829	343,943

	Shares	Value
MeiraGTx Holdings PLC *	107	$553
Merit Medical Systems, Inc. *	3,466	256,311
MGP Ingredients, Inc.	1,027	99,331
Mineralys Therapeutics, Inc. *	360	5,638
Mirum Pharmaceuticals, Inc. *	1,306	31,370
Mission Produce, Inc. *	324	3,600
ModivCare, Inc. *	289	24,299
Moneylion, Inc. *	548	311
Morphic Holding, Inc. *	1,618	60,902
Nano-X Imaging Ltd. *	217	1,252
NanoString Technologies, Inc. *	2,990	29,601
National Beverage Corp. *	1,735	91,469
National Research Corp.	1,006	43,771
Natural Grocers by Vitamin Cottage, Inc.	703	8,260
Neogen Corp. *	14,366	266,058
Nevro Corp. *	2,585	93,448
NGM Biopharmaceuticals, Inc. *	2,051	8,368
NuVasive, Inc. *	3,718	153,591
Ocugen, Inc. *	15,526	13,245
Ocular Therapeutix, Inc. *	5,441	28,674
OmniAb, Inc. *	524	1,928
Omnicell, Inc. *	3,205	188,037
Oncology Institute, Inc. *	2,011	1,363
Option Care Health, Inc. *	12,043	382,606
Organogenesis Holdings, Inc. *	5,039	10,733
OrthoPediatrics Corp. *	1,088	48,188
Outlook Therapeutics, Inc. *	10,920	11,903
Owens & Minor, Inc. *	683	9,938
Owlet, Inc. *	8,438	2,737
P3 Health Partners, Inc. *	793	841
Pacira BioSciences, Inc. *	3,273	133,571
Paragon 28, Inc. *	3,607	61,571
Patterson Cos., Inc.	4,924	131,815
Payoneer Global, Inc. *	15,636	98,194
Pennant Group, Inc. *	1,835	26,204
PepGen, Inc. *	170	2,079
PetIQ, Inc. *	1,530	17,503
Phathom Pharmaceuticals, Inc. *	1,770	12,638
Phibro Animal Health Corp. Class A	1,357	20,789
Point Biopharma Global, Inc. SPAC *	6,107	44,398
Praxis Precision Medicines, Inc. *	245	198
Precigen, Inc. *	7,310	7,749
Prime Medicine, Inc. *	285	3,506
Priority Technology Holdings, Inc. *	1,041	3,737
PROCEPT BioRobotics Corp. *	1,924	54,642
PROG Holdings, Inc. *	570	13,560
Progyny, Inc. *	5,445	174,893
Prometheus Biosciences, Inc. *	2,507	269,051
Prothena Corp. PLC *	2,828	137,073
Provention Bio, Inc. *	3,932	94,761
PTC Therapeutics, Inc. *	3,826	185,331
Pulmonx Corp. *	2,433	27,201
Quanterix Corp. *	259	2,919
R1 RCM, Inc. *	10,861	162,915
RadNet, Inc. *	3,646	91,259
Rallybio Corp. *	1,378	7,868
RAPT Therapeutics, Inc. *	1,459	26,773
Reata Pharmaceuticals, Inc. Class A *	1,667	151,564
Recursion Pharmaceuticals, Inc. Class A *	1,045	6,970
Relay Therapeutics, Inc. *	545	8,976
Relmada Therapeutics, Inc. *	1,166	2,635
Remitly Global, Inc. *	7,254	122,955
Rent the Runway, Inc. Class A *	3,516	10,021
Revance Therapeutics, Inc. *	5,817	187,366
REVOLUTION Medicines, Inc. *	887	19,212
Rigel Pharmaceuticals, Inc. *	12,239	16,155
RxSight, Inc. *	1,579	26,338
Sabre Corp. *	4,940	21,193
Sangamo Therapeutics, Inc. *	385	678
Science 37 Holdings, Inc. *	3,229	909
Scilex Holding Co. *	509	4,174
Select Medical Holdings Corp.	6,372	164,716

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Senseonics Holdings, Inc. *	33,720	$23,941
Seres Therapeutics, Inc. *	5,007	28,390
Shockwave Medical, Inc. *	2,565	556,169
ShotSpotter, Inc. *	639	25,125
SI-BONE, Inc. *	2,416	47,523
SIGA Technologies, Inc.	3,369	19,372
Silk Road Medical, Inc. *	2,725	106,629
Simply Good Foods Co. *	6,400	254,528
SomaLogic, Inc. *	1,090	2,780
SP Plus Corp. *	1,453	49,823
SpringWorks Therapeutics, Inc. *	505	12,999
Sprouts Farmers Market, Inc. *	7,635	267,454
STAAR Surgical Co. *	3,455	220,947
Sterling Check Corp. *	1,588	17,706
StoneCo Ltd. Class A *	10,520	100,361
Stride, Inc. *	3,050	119,712
SunOpta, Inc. *	6,468	49,804
Surgery Partners, Inc. *	3,318	114,371
Surmodics, Inc. *	1,001	22,803
Syndax Pharmaceuticals, Inc. *	1,000	21,120
Tactile Systems Technology, Inc. *	543	8,916
Target Hospitality Corp. *	2,062	27,095
Tattooed Chef, Inc. *	2,711	3,850
Tenon Medical, Inc. *	333	589
Textainer Group Holdings Ltd.	437	14,032
TG Therapeutics, Inc. *	9,621	144,700
Theravance Biopharma, Inc. *	4,118	44,680
Third Harmonic Bio, Inc. *	305	1,257
Thorne HealthTech, Inc. *	1,329	6,140
Tootsie Roll Industries, Inc.	1,000	44,909
Transcat, Inc. *	509	45,500
TransMedics Group, Inc. *	2,198	166,455
Travere Therapeutics, Inc. *	3,996	89,870
Treace Medical Concepts, Inc. *	2,714	68,366
TriNet Group, Inc. *	2,701	217,728
Turning Point Brands, Inc.	1,067	22,407
Twist Bioscience Corp. *	2,814	42,435
Udemy, Inc. *	5,191	45,837
UFP Technologies, Inc. *	508	65,959
United Natural Foods, Inc. *	342	9,012
Universal Technical Institute, Inc. *	2,278	16,812
Upbound Group, Inc.	3,650	89,461
US Physical Therapy, Inc.	943	92,329
USANA Health Sciences, Inc. *	822	51,704
Utah Medical Products, Inc.	228	21,608
Utz Brands, Inc.	4,062	66,901
Vaxart, Inc. *	1,463	1,107
Vaxcyte, Inc. *	5,167	193,659
Vector Group Ltd.	1,464	17,583
Ventyx Biosciences, Inc. *	1,830	61,305
Vera Therapeutics, Inc. *	1,399	10,856
Vericel Corp. *	3,438	100,802
Veru, Inc. *	5,117	5,936
Verve Therapeutics, Inc. *	541	7,801
Vicarious Surgical, Inc. *	4,135	9,386
ViewRay, Inc. *	9,376	32,441
Vintage Wine Estates, Inc. *	279	299
Viridian Therapeutics, Inc. *	2,070	52,661
VistaGen Therapeutics, Inc. *	9,695	1,209
Vita Coco Co., Inc. *	1,971	38,671
Vital Farms, Inc. *	2,134	32,650
WD-40 Co.	990	176,269
Wejo Group Ltd. *	3,045	1,501
Willdan Group, Inc. *	63	984
Xeris Biopharma Holdings, Inc. *	9,498	15,482
Y-mAbs Therapeutics, Inc. *	2,887	14,464
Zentalis Pharmaceuticals, Inc. *	3,177	54,644
ZipRecruiter, Inc. Class A *	5,362	85,470
Zynex, Inc. *	1,518	18,216

		25,858,931

	Shares	Value
Energy - 7.2%
Alpha Metallurgical Resources, Inc.	1,100	$171,600
Amplify Energy Corp. *	1,952	13,410
Arch Resources, Inc.	1,076	141,451
Aris Water Solution, Inc. Class A	1,596	12,433
Array Technologies, Inc. *	10,866	237,748
Battalion Oil Corp. *	144	946
Berry Corp.	1,119	8,784
Borr Drilling Ltd. *	6,900	52,302
Callon Petroleum Co. *	3,008	100,588
ChampionX Corp.	14,431	391,513
Chord Energy Corp.	1,778	239,319
CNX Resources Corp. *	722	11,566
Comstock Resources, Inc.	6,758	72,919
CONSOL Energy, Inc.	2,346	136,701
Crescent Energy Co. Class A	2,913	32,946
CVR Energy, Inc.	2,116	69,363
Delek US Holdings, Inc.	5,003	114,819
Denbury, Inc. *	3,611	316,432
DMC Global, Inc. *	393	8,634
Earthstone Energy, Inc. Class A *	3,109	40,448
Empire Petroleum Corp. *	796	9,878
Energy Vault Holdings, Inc. *	5,923	12,675
Equitrans Midstream Corp.	7,057	40,789
Fluence Energy, Inc. *	2,770	56,093
FuelCell Energy, Inc. *	21,137	60,240
Golar LNG Ltd. *	401	8,662
Gulfport Energy Corp. *	784	62,720
Heliogen, Inc. *	5,222	1,254
HighPeak Energy, Inc.	511	11,753
Kinetik Holdings, Inc.	101	3,161
Kosmos Energy Ltd. *	32,534	242,053
Liberty Energy, Inc.	9,737	124,731
Magnolia Oil & Gas Corp. Class A	12,622	276,169
Matador Resources Co.	8,111	386,489
Montauk Renewables, Inc. *	4,876	38,374
Murphy Oil Corp.	4,682	173,140
Nabors Industries Ltd. *	566	69,001
NextDecade Corp. *	2,347	11,665
NexTier Oilfield Solutions, Inc. *	12,792	101,696
Noble Corp. PLC *	1,084	42,785
Northern Oil & Gas, Inc.	4,073	123,616
Oceaneering International, Inc. *	6,594	116,252
Par Pacific Holdings, Inc. *	3,583	104,624
Patterson-UTI Energy, Inc.	10,314	120,674
PBF Energy, Inc. Class A	1,968	85,333
Permian Resources Corp.	2,169	22,775
ProFrac Holding Corp. Class A *	786	9,959
Ramaco Resources, Inc.	1,624	14,307
Ranger Oil Corp. Class A	1,371	55,992
Riley Exploration Permian, Inc.	477	18,155
Ring Energy, Inc. *	2,246	4,267
RPC, Inc.	5,276	40,572
SandRidge Energy, Inc. *	1,688	24,324
Shoals Technologies Group, Inc. Class A *	11,726	267,236
SilverBow Resources, Inc. *	840	19,194
Sitio Royalties Corp. Class A	5,174	116,932
SM Energy Co.	8,728	245,781
Solaris Oilfield Infrastructure, Inc. Class A	2,230	19,044
Stem, Inc. *	9,765	55,368
SunPower Corp. *	6,049	83,718
Talos Energy, Inc. *	5,041	74,808
Tellurian, Inc. *	36,525	44,926
TETRA Technologies, Inc. *	7,141	18,924
TPI Composites, Inc. *	2,619	34,178
US Silica Holdings, Inc. *	794	9,480
VAALCO Energy, Inc.	7,527	34,097
Valaris Ltd. *	4,390	285,613
Vertex Energy, Inc. *	3,399	33,582
Vital Energy, Inc. *	1,185	53,965
W&T Offshore, Inc. *	5,582	28,357

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Warrior Met Coal, Inc.	398	$14,611
Weatherford International PLC *	5,093	302,270

		6,390,184

Financial - 7.4%
Alexander’s, Inc. REIT	173	33,519
Applied Digital Corp. *	2,594	5,811
Artisan Partners Asset Management, Inc. Class A	2,845	90,983
Associated Capital Group, Inc. Class A	16	591
Atlanticus Holdings Corp. *	159	4,314
Avantax, Inc. *	3,524	92,752
Axos Financial, Inc. *	321	11,851
B Riley Financial, Inc.	1,495	42,443
BancFirst Corp.	867	72,048
Bancorp, Inc. *	1,786	49,740
Bank of NT Butterfield & Son Ltd.	291	7,857
BayCom Corp.	213	3,638
Bluerock Homes Trust, Inc. REIT *	73	1,447
Bridgewater Bancshares, Inc. *	561	6,081
Brightsphere Investment Group, Inc.	2,163	51,004
Brookfield Business Corp. Class A	1,649	32,683
BRP Group, Inc. Class A *	4,458	113,501
Cadence Bank	584	12,124
CareTrust REIT, Inc.	757	14,822
CBL & Associates Properties, Inc. REIT	385	9,871
Clipper Realty, Inc. REIT	1,151	6,607
Coastal Financial Corp. *	787	28,340
Cohen & Steers, Inc.	1,824	116,663
Columbia Financial, Inc. *	957	17,494
Community Healthcare Trust, Inc. REIT	1,105	40,443
Compass, Inc. Class A *	19,800	63,954
Corporate Office Properties Trust REIT	1,115	26,437
Cryptyde, Inc. *	608	51
Curo Group Holdings Corp.	935	1,618
Cushman & Wakefield PLC *	9,169	96,641
Diamond Hill Investment Group, Inc.	214	35,220
Doma Holdings, Inc. *	1,268	517
Douglas Elliman, Inc.	407	1,266
Eastern Bankshares, Inc.	2,471	31,184
eHealth, Inc. *	434	4,062
Esquire Financial Holdings, Inc.	470	18,377
Essential Properties Realty Trust, Inc. REIT	1,076	26,739
eXp World Holdings, Inc.	5,043	63,996
Farmers & Merchants Bancorp, Inc.	359	8,731
Federated Hermes, Inc.	6,173	247,784
First BanCorp	567	6,475
First Financial Bankshares, Inc.	9,411	300,211
First Guaranty Bancshares, Inc.	32	501
Five Star Bancorp	401	8,557
Focus Financial Partners, Inc. Class A *	4,192	217,439
Four Corners Property Trust, Inc. REIT	700	18,802
FVCBankcorp, Inc. *	320	3,408
GCM Grosvenor, Inc. Class A	2,634	20,572
Glacier Bancorp, Inc.	1,127	47,345
Gladstone Commercial Corp. REIT	2,749	34,720
Gladstone Land Corp. REIT	1,326	22,078
Goosehead Insurance, Inc. Class A *	1,192	62,222
Greene County Bancorp, Inc.	498	11,295
Hamilton Lane, Inc. Class A	2,611	193,162
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	440	12,584
HCI Group, Inc.	452	24,227
Hersha Hospitality Trust REIT	497	3,340
Hingham Institution For Savings	19	4,435
HomeTrust Bancshares, Inc.	319	7,844
Houlihan Lokey, Inc.	3,661	320,301
Industrial Logistics Properties Trust REIT	198	608
Innovative Industrial Properties, Inc. REIT	1,972	149,852
International Money Express, Inc. *	2,319	59,784
Investors Title Co.	16	2,416
iStar, Inc. REIT *	1,241	36,448

	Shares	Value
Kinsale Capital Group, Inc.	1,560	$468,234
Lakeland Financial Corp.	1,469	92,018
LendingClub Corp. *	302	2,177
LendingTree, Inc. *	745	19,862
Live Oak Bancshares, Inc.	1,910	46,547
Marcus & Millichap, Inc.	1,908	61,266
McGrath RentCorp	1,740	162,359
Metrocity Bankshares, Inc.	434	7,417
Metropolitan Bank Holding Corp. *	111	3,762
Moelis & Co. Class A	2,316	89,027
NerdWallet, Inc. Class A *	1,848	29,901
Newmark Group, Inc. Class A	979	6,931
NexPoint Residential Trust, Inc. REIT	1,588	69,348
Nicolet Bankshares, Inc. *	142	8,953
NMI Holdings, Inc. Class A *	457	10,205
Offerpad Solutions, Inc. *	3,916	2,064
Outfront Media, Inc. REIT	9,910	160,839
Palomar Holdings, Inc. *	1,779	98,201
Pathward Financial, Inc.	415	17,218
PennyMac Mortgage Investment Trust REIT	1,122	13,834
Perella Weinberg Partners	2,459	22,377
Phillips Edison & Co., Inc. REIT	8,452	275,704
PJT Partners, Inc. Class A	1,725	124,528
Postal Realty Trust, Inc. Class A REIT	999	15,205
PotlatchDeltic Corp. REIT	611	30,245
Redfin Corp. *	7,625	69,083
RLI Corp.	2,815	374,142
RMR Group, Inc. Class A	835	21,910
Saul Centers, Inc. REIT	864	33,696
Sculptor Capital Management, Inc.	996	8,576
ServisFirst Bancshares, Inc.	3,615	197,487
Silvercrest Asset Management Group, Inc. Class A	691	12,562
SiriusPoint Ltd. *	433	3,520
Skyward Specialty Insurance Group, Inc. *	182	3,980
St. Joe Co.	2,500	104,025
StepStone Group, Inc. Class A	4,042	98,099
Stock Yards Bancorp, Inc.	1,788	98,590
StoneX Group, Inc. *	123	12,734
Tanger Factory Outlet Centers, Inc. REIT	7,343	144,143
Third Coast Bancshares, Inc. *	51	801
Triumph Financial, Inc. *	496	28,798
Trupanion, Inc. *	2,826	121,207
UMH Properties, Inc. REIT	3,361	49,709
Universal Health Realty Income Trust REIT	994	47,821
Universal Insurance Holdings, Inc.	268	4,883
Veritex Holdings, Inc.	399	7,286
Victory Capital Holdings, Inc. Class A	372	10,888
Virtus Investment Partners, Inc.	44	8,377
Walker & Dunlop, Inc.	1,548	117,911
West BanCorp, Inc.	382	6,979
Westamerica BanCorp	431	19,093
WisdomTree, Inc.	7,815	45,796
World Acceptance Corp. *	196	16,325

		6,568,473

Industrial - 16.0%
908 Devices, Inc. *	289	2,485
AAON, Inc.	3,160	305,540
Advanced Energy Industries, Inc.	2,707	265,286
Aerojet Rocketdyne Holdings, Inc. *	4,306	241,868
AeroVironment, Inc. *	1,752	160,588
AEye, Inc. *	5,842	1,839
Air Transport Services Group, Inc. *	1,585	33,016
Akoustis Technologies, Inc. *	4,521	13,925
Alamo Group, Inc.	623	114,732
Albany International Corp. Class A	440	39,318
Allied Motion Technologies, Inc.	873	33,741
American Woodmark Corp. *	54	2,812
Apogee Enterprises, Inc.	1,589	68,724
Applied Industrial Technologies, Inc.	2,758	391,995
ArcBest Corp.	584	53,973

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Atkore, Inc. *	2,839	$398,823
Atlas Technical Consultants, Inc. *	939	11,446
Babcock & Wilcox Enterprises, Inc. *	4,326	26,216
Badger Meter, Inc.	2,108	256,797
Belden, Inc.	1,644	142,650
Berkshire Grey, Inc. *	5,026	6,936
Blink Charging Co. *	3,042	26,313
Bloom Energy Corp. Class A *	12,962	258,333
Boise Cascade Co.	595	37,634
Brady Corp. Class A	2,514	135,077
Cactus, Inc. Class A	4,528	186,689
Cadre Holdings, Inc.	1,372	29,553
Casella Waste Systems, Inc. Class A *	3,598	297,411
Charge Enterprises, Inc. *	9,673	10,640
Chart Industries, Inc. *	3,075	385,605
Chase Corp.	144	15,081
CIRCOR International, Inc. *	402	12,510
Comfort Systems USA, Inc.	2,554	372,782
Construction Partners, Inc. Class A *	2,934	79,042
CryoPort, Inc. *	2,678	64,272
CSW Industrials, Inc.	1,061	147,405
CTS Corp.	2,324	114,945
Daseke, Inc. *	2,829	21,868
Dycom Industries, Inc. *	2,081	194,886
EMCOR Group, Inc.	3,403	553,294
Energizer Holdings, Inc.	5,117	177,560
Energy Recovery, Inc. *	4,019	92,638
Enerpac Tool Group Corp.	4,155	105,952
EnerSys	359	31,190
Enovix Corp. *	7,959	118,669
ESCO Technologies, Inc.	179	17,086
ESS Tech, Inc. *	6,581	9,148
Evoqua Water Technologies Corp. *	8,476	421,427
Exponent, Inc.	3,664	365,264
Fabrinet *	2,661	316,020
FARO Technologies, Inc. *	79	1,944
Federal Signal Corp.	4,304	233,320
Fluor Corp. *	9,364	289,441
Forward Air Corp.	1,938	208,839
Franklin Electric Co., Inc.	3,322	312,600
GATX Corp.	151	16,613
Gorman-Rupp Co.	354	8,850
GrafTech International Ltd.	13,837	67,248
Great Lakes Dredge & Dock Corp. *	1,396	7,580
Greif, Inc. Class A	326	20,659
Greif, Inc. Class B	51	3,903
Griffon Corp.	1,579	50,544
Helios Technologies, Inc.	2,348	153,559
Hillenbrand, Inc.	2,517	119,633
Identiv, Inc. *	1,682	10,327
IES Holdings, Inc. *	407	17,538
Insteel Industries, Inc.	1,329	36,973
Itron, Inc. *	293	16,247
Janus International Group, Inc. *	6,026	59,416
JELD-WEN Holding, Inc. *	2,222	28,131
Joby Aviation, Inc. *	16,710	72,521
John Bean Technologies Corp.	2,279	249,072
Kadant, Inc.	839	174,948
Karat Packaging, Inc.	354	4,719
Latham Group, Inc. *	3,248	9,289
Li-Cycle Holdings Corp. *	3,740	21,056
Lindsay Corp.	782	118,184
LSB Industries, Inc. *	5,487	56,681
Luxfer Holdings PLC	934	15,785
Marten Transport Ltd.	3,210	67,249
Masonite International Corp. *	1,615	146,594
Materion Corp.	1,384	160,544
Mesa Laboratories, Inc.	366	63,951
MicroVision, Inc. *	11,857	31,658
Momentus, Inc. *	1,113	651
Montrose Environmental Group, Inc. *	2,029	72,374
Moog, Inc. Class A	340	34,255

	Shares	Value
Mueller Industries, Inc.	1,459	$ 107,207
Mueller Water Products, Inc. Class A	11,284	157,299
Myers Industries, Inc.	2,615	56,039
MYR Group, Inc. *	1,185	149,322
Napco Security Technologies, Inc. *	2,315	86,998
NEXTracker, Inc. Class A *	1,936	70,199
Northwest Pipe Co. *	193	6,027
Novanta, Inc. *	2,560	407,270
NV5 Global, Inc. *	991	103,034
O-I Glass, Inc. *	8,994	204,254
Omega Flex, Inc.	233	25,966
OSI Systems, Inc. *	144	14,740
PAM Transportation Services, Inc. *	468	13,399
PGT Innovations, Inc. *	4,217	105,889
Plexus Corp. *	1,696	165,479
Primoris Services Corp.	275	6,782
Proto Labs, Inc. *	325	10,774
Pure Cycle Corp. *	1,841	17,397
PureCycle Technologies, Inc. *	6,032	42,224
Radiant Logistics, Inc. *	876	5,747
RBC Bearings, Inc. *	304	70,750
Redwire Corp. *	237	718
Rocket Lab USA, Inc. *	15,436	62,361
Ryerson Holding Corp.	55	2,001
Saia, Inc. *	1,914	520,761
Sarcos Technology & Robotics Corp. *	6,320	3,000
Sight Sciences, Inc. *	116	1,014
Simpson Manufacturing Co., Inc.	3,083	338,020
SmartRent, Inc. *	8,790	22,415
Smith & Wesson Brands, Inc.	175	2,154
Sterling Infrastructure, Inc. *	1,798	68,108
Stoneridge, Inc. *	244	4,563
Sturm Ruger & Co., Inc.	1,109	63,701
Tennant Co.	608	41,666
Terex Corp.	2,375	114,902
Transphorm, Inc. *	1,912	7,629
Trinity Industries, Inc.	892	21,729
Turtle Beach Corp. *	990	9,920
UFP Industries, Inc.	3,775	299,999
Universal Logistics Holdings, Inc.	399	11,631
Vicor Corp. *	1,575	73,930
Watts Water Technologies, Inc. Class A	1,972	331,927
Werner Enterprises, Inc.	562	25,565
Xometry, Inc. Class A *	2,451	36,691
Zurn Elkay Water Solutions Corp.	8,960	191,386

		14,216,487

Technology - 16.2%
8x8, Inc. *	8,082	33,702
ACI Worldwide, Inc. *	8,079	217,971
ACM Research, Inc. Class A *	571	6,681
ACV Auctions, Inc. Class A *	4,265	55,061
Agilysys, Inc. *	1,441	118,897
Alignment Healthcare, Inc. *	7,000	44,520
Alkami Technology, Inc. *	2,616	33,119
Alpha & Omega Semiconductor Ltd. *	1,260	33,957
Altair Engineering, Inc. Class A *	3,745	270,052
Ambarella, Inc. *	2,676	207,176
American Software, Inc. Class A	1,750	22,067
Amkor Technology, Inc.	1,495	38,900
Amplitude, Inc. Class A *	4,026	50,083
Apollo Medical Holdings, Inc. *	2,834	103,356
Appfolio, Inc. Class A *	1,420	176,762
Appian Corp. Class A *	2,914	129,323
Arteris, Inc. *	1,527	6,459
Asana, Inc. Class A *	5,355	113,151
Atomera, Inc. *	1,611	10,262
AvePoint, Inc. *	9,412	38,777
Avid Technology, Inc. *	1,577	50,432
AvidXchange Holdings, Inc. *	9,346	72,899
Axcelis Technologies, Inc. *	2,354	313,670

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Bandwidth, Inc. Class A *	419	$6,369
BigCommerce Holdings, Inc. *	4,670	41,750
Blackbaud, Inc. *	3,189	220,998
Blackline, Inc. *	3,980	267,257
Box, Inc. Class A *	10,075	269,909
Brightcove, Inc. *	2,147	9,554
C3.ai, Inc. Class A *	808	27,125
Cantaloupe, Inc. *	2,447	13,948
Cerberus Cyber Sentinel Corp. *	2,620	886
CEVA, Inc. *	1,708	51,974
Clear Secure, Inc. Class A	4,696	122,894
CommVault Systems, Inc. *	3,234	183,497
Consensus Cloud Solutions, Inc. *	653	22,261
Corsair Gaming, Inc. *	1,656	30,388
CS Disco, Inc. *	1,683	11,175
CSG Systems International, Inc.	2,233	119,912
Diebold Nixdorf, Inc. *	4,218	5,062
Digi International, Inc. *	860	28,965
Digimarc Corp. *	926	18,196
Digital Turbine, Inc. *	6,705	82,874
DigitalOcean Holdings, Inc. *	5,033	197,143
Diodes, Inc. *	2,333	216,409
Domo, Inc. Class B *	2,250	31,927
Donnelley Financial Solutions, Inc. *	103	4,209
Duolingo, Inc. *	1,733	247,108
Ebix, Inc.	493	6,503
eGain Corp. *	571	4,334
Enfusion, Inc. Class A *	1,921	20,171
EngageSmart, Inc. *	2,547	49,030
Envestnet, Inc. *	3,044	178,591
Everbridge, Inc. *	2,935	101,756
EverCommerce, Inc. *	179	1,894
Evolent Health, Inc. Class A *	5,906	191,650
ExlService Holdings, Inc. *	2,333	377,549
Faraday Future Intelligent Electric, Inc. *	20,165	7,140
ForgeRock, Inc. Class A *	2,252	46,391
FormFactor, Inc. *	5,594	178,169
Grid Dynamics Holdings, Inc. *	3,810	43,663
HireRight Holdings Corp. *	1,507	15,989
IBEX Holdings Ltd. *	636	15,518
Impinj, Inc. *	1,404	190,270
Insight Enterprises, Inc. *	1,918	274,197
Inspired Entertainment, Inc. *	1,057	13,519
Instructure Holdings, Inc. *	232	6,009
Intapp, Inc. *	1,034	46,365
Integral Ad Science Holding Corp. *	952	13,585
IonQ, Inc. *	1,412	8,684
IronNet, Inc. *	4,043	1,422
Kulicke & Soffa Industries, Inc.	4,055	213,658
LivePerson, Inc. *	5,024	22,156
MACOM Technology Solutions Holdings, Inc. Class H *	3,928	278,260
Markforged Holding Corp. *	829	795
Matterport, Inc. *	11,721	31,998
Maximus, Inc.	4,120	324,244
MaxLinear, Inc. *	5,298	186,543
MeridianLink, Inc. *	1,650	28,545
MicroStrategy, Inc. Class A *	417	121,897
Mitek Systems, Inc. *	2,911	27,916
Model N, Inc. *	2,755	92,210
Momentive Global, Inc. *	9,605	89,519
N-Able, Inc. *	4,246	56,047
NextGen Healthcare, Inc. *	1,935	33,688
NextNav, Inc. *	5,006	10,162
Nutex Health, Inc. *	17,944	18,123
OneSpan, Inc. *	1,013	17,728
Onto Innovation, Inc. *	3,573	313,995
Outset Medical, Inc. *	3,573	65,743
PagerDuty, Inc. *	6,235	218,100
PAR Technology Corp. *	713	24,213
PDF Solutions, Inc. *	2,161	91,626
Pear Therapeutics, Inc. *	1,633	416

	Shares	Value
Photronics, Inc. *	3,146	$ 52,161
Phreesia, Inc. *	1,689	54,538
Pitney Bowes, Inc.	6,619	25,748
Playstudios, Inc. *	2,932	10,819
Power Integrations, Inc.	4,108	347,701
PowerSchool Holdings, Inc. Class A *	1,139	22,575
Privia Health Group, Inc. *	3,757	103,731
Progress Software Corp.	3,120	179,244
PROS Holdings, Inc. *	1,919	52,581
PubMatic, Inc. Class A *	2,819	38,959
Qualys, Inc. *	2,779	361,326
Rambus, Inc. *	6,469	331,601
Rapid7, Inc. *	4,267	195,898
Red Violet, Inc. *	703	12,373
Rimini Street, Inc. *	3,497	14,408
Sapiens International Corp. NV	1,701	36,946
Schrodinger, Inc. *	3,948	103,951
Semtech Corp. *	4,495	108,509
Silicon Laboratories, Inc. *	2,281	399,380
Simulations Plus, Inc.	1,116	49,037
SiTime Corp. *	1,174	166,978
SkyWater Technology, Inc. *	847	9,639
SMART Global Holdings, Inc. *	3,517	60,633
Sprout Social, Inc. Class A *	3,371	205,226
SPS Commerce, Inc. *	2,613	397,960
Sumo Logic, Inc. *	5,445	65,231
Super Micro Computer, Inc. *	3,381	360,246
Synaptics, Inc. *	2,865	318,445
Telos Corp. *	3,937	9,961
Tenable Holdings, Inc. *	8,059	382,883
TTEC Holdings, Inc.	1,356	50,484
Ultra Clean Holdings, Inc. *	1,146	38,001
Unisys Corp. *	3,549	13,770
Varonis Systems, Inc. *	7,721	200,823
Veeco Instruments, Inc. *	3,001	63,411
Velo3D, Inc. *	4,248	9,643
Verint Systems, Inc. *	4,277	159,275
Veritone, Inc. *	2,301	13,415
Verra Mobility Corp. *	10,104	170,960
Viant Technology, Inc. Class A *	851	3,702
Vimeo, Inc. *	8,213	31,456
Vuzix Corp. *	3,726	15,426
Weave Communications, Inc. *	2,334	11,600
WM Technology, Inc. *	6,652	5,649
Workiva, Inc. *	3,435	351,778
Yext, Inc. *	8,287	79,638
Zeta Global Holdings Corp. Class A *	8,146	88,221
Zuora, Inc. Class A *	9,264	91,528

		14,316,516

Utilities - 1.6%
Altus Power, Inc. *	2,540	13,919
Ameresco, Inc. Class A *	2,332	114,781
American States Water Co.	1,248	110,935
Artesian Resources Corp. Class A	463	25,632
Brookfield Infrastructure Corp. Class A	7,049	324,677
California Water Service Group	1,002	58,316
Clearway Energy, Inc. Class A	2,612	78,438
Clearway Energy, Inc. Class C	5,959	186,696
FTC Solar, Inc. *	3,462	7,790
Global Water Resources, Inc.	1,295	16,097
MGE Energy, Inc.	1,158	89,942
Middlesex Water Co.	383	29,920
New Jersey Resources Corp.	627	33,356
Ormat Technologies, Inc.	2,106	178,526
Otter Tail Corp.	1,362	98,432
Southwest Gas Holdings, Inc. *	501	31,287
Via Renewables, Inc. *	320	5,874

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
York Water Co.	1,099	$49,125

		1,453,743

Total Common Stocks (Cost $95,898,117)		87,102,780

EXCHANGE-TRADED FUND - 1.3%
iShares Russell 2000 Growth	4,978	1,129,110

Total Exchange-Traded Fund (Cost $1,091,383)		1,129,110

	Principal Amount
SHORT-TERM INVESTMENT - 0.4%
Repurchase Agreement - 0.4%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $398,294; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $406,136)	$398,147	398,147

Total Short-Term Investment (Cost $398,147)		398,147

TOTAL INVESTMENTS - 100.0% (Cost $97,387,715)		88,631,995

DERIVATIVES - 0.0%		16,571

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(5,476)

NET ASSETS - 100.0%		$88,643,090

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $1,958 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	06/23	47	$409,602	$426,173	$16,571

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$1,958	$-	$-	$1,958
	Common Stocks
	Basic Materials	3,743,190	3,743,190	-	-
	Communications	3,955,511	3,955,511	-	-
	Consumer, Cyclical	10,599,745	10,599,745	-	-
	Consumer, Non-Cyclical	25,858,931	25,854,757	4,174	-
	Energy	6,390,184	6,390,184	-	-
	Financial	6,568,473	6,568,473	-	-
	Industrial	14,216,487	14,216,487	-	-
	Technology	14,316,516	14,316,516	-	-
	Utilities	1,453,743	1,453,743	-	-

	Total Common Stocks	87,102,780	87,098,606	4,174	-

	Exchange-Traded Fund	1,129,110	1,129,110	-	-
	Short-Term Investment	398,147	-	398,147	-
	Derivatives:
	Equity Contracts
	Futures	16,571	16,571	-	-

	Total	$88,648,566	$88,244,287	$402,321	$1,958

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Basic Materials - 0.0%
PolyMet Mining Corp. Exp 04/10/23 *	3,342	$9

Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	123	312
OmniAb, Inc. $12.50 - Earn Out Shares * Ω ±	588	-
OmniAb, Inc. $15.00 - Earn Out Shares * Ω ±	588	-

		312

Total Rights (Cost $0)		321

COMMON STOCKS - 96.2%
Basic Materials - 3.1%
AdvanSix, Inc.	1,321	50,555
American Vanguard Corp.	264	5,776
Amyris, Inc. *	13,520	18,387
Arconic Corp. *	7,985	209,447
Avient Corp.	1,870	76,969
AZZ, Inc.	1,898	78,273
Carpenter Technology Corp.	3,656	163,643
Coeur Mining, Inc. *	21,670	86,463
Commercial Metals Co.	7,422	362,936
Constellium SE *	4,604	70,349
Danimer Scientific, Inc. *	6,804	23,474
Ecovyst, Inc. *	6,564	72,532
Energy Fuels, Inc. *	2,034	11,350
Glatfelter Corp.	3,303	10,537
Hawkins, Inc.	566	24,779
Haynes International, Inc.	931	46,634
HB Fuller Co.	584	39,975
Hecla Mining Co.	42,328	267,936
Hycroft Mining Holding Corp. *	2,208	955
Innospec, Inc.	283	29,056
Intrepid Potash, Inc. *	832	22,963
Ivanhoe Electric, Inc. *	1,770	21,505
Koppers Holdings, Inc.	1,600	55,952
Mativ Holdings, Inc.	3,926	84,291
Minerals Technologies, Inc.	2,480	149,842
Novagold Resources, Inc. * (Canada)	1,166	7,253
Origin Materials, Inc. *	3,036	12,964
Perimeter Solutions SA *	9,128	73,754
Piedmont Lithium, Inc. *	985	59,149
PolyMet Mining Corp. * (Canada)	1,275	2,741
Quaker Chemical Corp.	359	71,064
Rayonier Advanced Materials, Inc. *	4,627	29,011
Schnitzer Steel Industries, Inc. Class A	1,835	57,068
Sensient Technologies Corp.	168	12,862
Stepan Co.	1,472	151,660
Sylvamo Corp.	157	7,263
Terawulf, Inc. *	2,353	2,207
Trinseo PLC	2,749	57,317
Tronox Holdings PLC	8,954	128,758
Unifi, Inc. *	1,069	8,734
Ur-Energy, Inc. *	2,705	2,867
US Lime & Minerals, Inc.	31	4,733
Valhi, Inc.	160	2,786

		2,676,770

	Shares	Value
Communications - 3.4%
1-800-Flowers.com, Inc. Class A *	1,940	$22,310
1stdibs.com, Inc. *	1,778	7,059
A10 Networks, Inc.	978	15,149
ADTRAN Holdings, Inc.	535	8,485
Advantage Solutions, Inc. *	6,200	9,796
aka Brands Holding Corp. *	1,032	562
Allbirds, Inc. Class A *	5,308	6,370
AMC Networks, Inc. Class A *	2,261	39,748
Anterix, Inc. *	982	32,445
Arena Group Holdings, Inc. *	317	1,347
ATN International, Inc.	821	33,595
Audacy, Inc. *	13,875	1,869
Aviat Networks, Inc. *	839	28,912
BARK, Inc. *	8,126	11,783
Blade Air Mobility, Inc. *	4,255	14,382
Boston Omaha Corp. Class A *	1,651	39,079
Bumble, Inc. Class A *	7,660	149,753
Calix, Inc. *	965	51,714
Cars.com, Inc. *	4,427	85,441
Clear Channel Outdoor Holdings, Inc. *	27,661	33,193
Cogent Communications Holdings, Inc.	1,501	95,644
Consolidated Communications Holdings, Inc. *	5,017	12,944
ContextLogic, Inc. Class A *	43,214	19,265
Cumulus Media, Inc. Class A *	1,292	4,768
DHI Group, Inc. *	679	2,635
DigitalBridge Group, Inc.	1,211	14,520
EchoStar Corp. Class A *	2,656	48,578
Edgio, Inc. *	1,306	1,033
Entravision Communications Corp. Class A	1,205	7,290
ePlus, Inc. *	455	22,313
Eventbrite, Inc. Class A *	705	6,049
EW Scripps Co. Class A *	4,375	41,169
Figs, Inc. Class A *	1,415	8,759
fuboTV, Inc. *	14,053	17,004
Gannett Co., Inc. *	10,791	20,179
Globalstar, Inc. *	8,190	9,500
Gogo, Inc. *	3,578	51,881
Gray Television, Inc.	3,732	32,543
Groupon, Inc. *	1,469	6,185
HealthStream, Inc. *	1,794	48,617
Hims & Hers Health, Inc. *	1,402	13,908
IDT Corp. Class B *	338	11,519
iHeartMedia, Inc. Class A *	9,022	35,186
Innovid Corp. * (Israel)	996	1,404
Inseego Corp. *	8,019	4,670
Inspirato, Inc. *	2,313	2,218
InterDigital, Inc.	1,430	104,247
KORE Group Holdings, Inc. *	3,079	3,756
Lands’ End, Inc. *	1,142	11,100
Liberty Latin America Ltd. Class A *	3,143	26,118
Liberty Latin America Ltd. Class C *	11,265	93,049
Liquidity Services, Inc. *	911	11,998
Magnite, Inc. *	10,178	94,248
Maxar Technologies, Inc.	5,627	287,315
NETGEAR, Inc. *	2,121	39,260
Overstock.com, Inc. *	3,311	67,114
Planet Labs PBC *	2,301	9,043
Preformed Line Products Co.	189	24,200
QuinStreet, Inc. *	3,731	59,211
Quotient Technology, Inc. *	6,009	19,710
RealReal, Inc. *	5,536	6,975
Ribbon Communications, Inc. *	5,430	18,571
Rover Group, Inc. *	484	2,193
RumbleON, Inc. Class B *	786	4,763
Scholastic Corp.	2,261	77,371
Shenandoah Telecommunications Co.	3,764	71,591
Solo Brands, Inc. Class A *	1,658	11,905
Squarespace, Inc. Class A *	1,796	57,059
Stagwell, Inc. *	5,212	38,673
Stitch Fix, Inc. Class A *	3,765	19,239

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
TEGNA, Inc.	17,047	$288,265
Telephone & Data Systems, Inc.	7,790	81,873
Terran Orbital Corp. *	3,073	5,654
Thryv Holdings, Inc. *	1,430	32,976
TrueCar, Inc. *	6,563	15,095
Urban One, Inc. *	1,877	11,816
US Cellular Corp. *	1,095	22,699
Vacasa, Inc. Class A *	8,723	8,393
Value Line, Inc.	9	435
Vivid Seats, Inc. Class A *	1,427	10,888
WideOpenWest, Inc. *	1,705	18,124
Ziff Davis, Inc. *	2,831	220,960

		3,008,660

Consumer, Cyclical - 12.1%
A-Mark Precious Metals, Inc.	1,378	47,748
Abercrombie & Fitch Co. Class A *	3,737	103,702
Academy Sports & Outdoors, Inc.	5,813	379,298
Acushnet Holdings Corp.	1,841	93,781
Adient PLC *	7,263	297,492
Aeva Technologies, Inc. *	6,817	8,112
Allegiant Travel Co. *	693	63,742
America’s Car-Mart, Inc. *	441	34,932
American Axle & Manufacturing Holdings, Inc. *	8,336	65,104
American Eagle Outfitters, Inc.	11,796	158,538
Asbury Automotive Group, Inc. *	1,203	252,630
Aterian, Inc. *	4,480	3,853
Bally’s Corp. *	2,807	54,793
Beacon Roofing Supply, Inc. *	1,191	70,090
Beazer Homes USA, Inc. *	2,220	35,254
Bed Bath & Beyond, Inc. *	2,583	1,104
Big 5 Sporting Goods Corp.	1,600	12,304
Big Lots, Inc.	2,117	23,202
Biglari Holdings, Inc. Class B *	56	9,475
BJ’s Restaurants, Inc. *	1,782	51,927
Bloomin’ Brands, Inc.	1,870	47,966
Bluegreen Vacations Holding Corp.	623	17,058
BlueLinx Holdings, Inc. *	690	46,892
Bowlero Corp. *	2,211	37,476
Brinker International, Inc. *	331	12,578
Buckle, Inc.	160	5,710
Build-A-Bear Workshop, Inc.	272	6,321
Cato Corp. Class A	1,332	11,775
Cenntro Electric Group Ltd. * (Australia)	13,825	6,384
Century Casinos, Inc. *	415	3,042
Century Communities, Inc.	2,009	128,415
Cepton, Inc. *	845	392
Chico’s FAS, Inc. *	2,552	14,036
Children’s Place, Inc. *	310	12,478
Chuy’s Holdings, Inc. *	1,416	50,764
Cinemark Holdings, Inc. *	1,724	25,498
Citi Trends, Inc. *	575	10,937
Clean Energy Fuels Corp. *	13,251	57,774
CompX International, Inc.	121	2,188
Conn’s, Inc. *	972	5,890
Container Store Group, Inc. *	2,401	8,235
Dana, Inc.	9,877	148,649
Denny’s Corp. *	1,181	13,180
Designer Brands, Inc. Class A	1,007	8,801
Destination XL Group, Inc. *	2,059	11,345
Dine Brands Global, Inc.	137	9,267
Duluth Holdings, Inc. Class B *	468	2,986
El Pollo Loco Holdings, Inc.	1,457	13,973
Ermenegildo Zegna NV (Italy)	3,482	47,494
Ethan Allen Interiors, Inc.	1,698	46,627
Everi Holdings, Inc. *	3,101	53,182
EVgo, Inc. *	4,485	34,938
Express, Inc. *	4,371	3,446
First Watch Restaurant Group, Inc. *	740	11,884
FirstCash, Inc.	1,444	137,714
Foot Locker, Inc.	6,172	244,967

	Shares	Value
Forestar Group, Inc. *	1,024	$ 15,933
Fossil Group, Inc. *	3,528	11,290
Franchise Group, Inc.	107	2,916
Full House Resorts, Inc. *	1,807	13,065
G-III Apparel Group Ltd. *	3,382	52,590
Genesco, Inc. *	903	33,303
Global Industrial Co.	263	7,059
Goodyear Tire & Rubber Co. *	21,468	236,577
Green Brick Partners, Inc. *	1,560	54,694
Group 1 Automotive, Inc.	1,080	244,534
GrowGeneration Corp. *	4,295	14,689
Haverty Furniture Cos., Inc.	1,089	34,750
Hawaiian Holdings, Inc. *	3,781	34,634
Hibbett, Inc.	200	11,796
Hyliion Holdings Corp. *	10,310	20,414
IMAX Corp. *	1,395	26,756
Interface, Inc.	797	6,472
International Game Technology PLC	5,832	156,298
iRobot Corp. *	239	10,430
Jack in the Box, Inc.	1,368	119,823
JOANN, Inc.	1,218	1,937
Johnson Outdoors, Inc. Class A	400	25,204
KAR Auction Services, Inc. *	8,289	113,394
KB Home	4,759	191,217
Kimball International, Inc. Class B	2,678	33,207
La-Z-Boy, Inc.	3,304	96,080
Landsea Homes Corp. *	915	5,545
LGI Homes, Inc. *	1,466	167,168
Life Time Group Holdings, Inc. *	3,299	52,652
Lifetime Brands, Inc.	912	5,363
Light & Wonder, Inc. *	7,226	433,921
Lindblad Expeditions Holdings, Inc. *	2,323	22,208
Lions Gate Entertainment Corp. Class A *	4,577	50,667
Lions Gate Entertainment Corp. Class B *	9,016	93,586
LL Flooring Holdings, Inc. *	2,107	8,007
Lordstown Motors Corp. Class A *	13,226	8,770
M/I Homes, Inc. *	1,767	111,480
Madison Square Garden Entertainment Corp. *	1,999	118,081
Marcus Corp.	1,932	30,912
MarineMax, Inc. *	1,569	45,109
MDC Holdings, Inc.	3,307	128,543
Meritage Homes Corp.	2,595	302,992
Methode Electronics, Inc.	2,717	119,222
Microvast Holdings, Inc. *	5,245	6,504
Miller Industries, Inc.	798	28,209
MillerKnoll, Inc.	5,815	118,917
Motorcar Parts of America, Inc. *	1,422	10,580
Movado Group, Inc.	1,137	32,711
National Vision Holdings, Inc. *	5,659	106,616
Nikola Corp. *	2,503	3,029
Nu Skin Enterprises, Inc. Class A	2,231	87,701
ODP Corp. *	3,062	137,729
OneWater Marine, Inc. Class A *	781	21,845
Oxford Industries, Inc.	346	36,534
Papa John’s International, Inc.	714	53,500
Patrick Industries, Inc.	1,489	102,458
PC Connection, Inc.	842	37,856
PetMed Express, Inc.	257	4,174
PLBY Group, Inc. *	3,350	6,633
PriceSmart, Inc.	747	53,396
Proterra, Inc. *	9,072	13,789
Purple Innovation, Inc. *	4,416	11,658
Qurate Retail, Inc. Class A *	26,196	25,876
RCI Hospitality Holdings, Inc.	43	3,361
Red Rock Resorts, Inc. Class A	2,127	94,800
Reservoir Media, Inc. *	202	1,317
Resideo Technologies, Inc. *	11,064	202,250
REV Group, Inc.	2,474	29,663
Rite Aid Corp. *	2,217	4,966
Rocky Brands, Inc.	489	11,281
Rush Enterprises, Inc. Class A	3,185	173,901
Rush Enterprises, Inc. Class B	530	31,742

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Sally Beauty Holdings, Inc. *	566	$ 8,818
ScanSource, Inc. *	1,887	57,440
SeaWorld Entertainment, Inc. *	1,519	93,130
Shoe Carnival, Inc.	1,275	32,704
Signet Jewelers Ltd. (NYSE)	3,422	266,163
SkyWest, Inc. *	3,869	85,776
Sleep Number Corp. *	885	26,913
Snap One Holdings Corp. *	1,368	12,791
Solid Power, Inc. *	6,001	18,063
Sonic Automotive, Inc. Class A	1,394	75,750
Sovos Brands, Inc. *	877	14,628
Spirit Airlines, Inc.	8,341	143,215
Sportsman’s Warehouse Holdings, Inc. *	2,785	23,617
Standard Motor Products, Inc.	1,582	58,392
Steelcase, Inc. Class A	6,864	57,795
Superior Group of Cos., Inc.	912	7,177
Taylor Morrison Home Corp. *	7,012	268,279
ThredUp, Inc. Class A *	3,742	9,467
Tile Shop Holdings, Inc. *	2,360	11,068
Tilly’s, Inc. Class A *	1,693	13,053
Titan Machinery, Inc. *	1,599	48,690
Topgolf Callaway Brands Corp. *	10,704	231,420
Torrid Holdings, Inc. *	693	3,021
Traeger, Inc. *	2,493	10,246
TravelCenters of America, Inc. *	974	84,251
Tri Pointe Homes, Inc. *	7,078	179,215
Tupperware Brands Corp. *	3,307	8,268
TuSimple Holdings, Inc. Class A *	10,619	15,610
UniFirst Corp.	1,145	201,783
Universal Electronics, Inc. *	903	9,156
Urban Outfitters, Inc. *	4,886	135,440
Vinco Ventures, Inc. *	11,951	3,840
Virgin Galactic Holdings, Inc. *	10,091	40,869
Vista Outdoor, Inc. *	4,279	118,571
VSE Corp.	798	35,830
Wabash National Corp.	462	11,361
Weyco Group, Inc.	463	11,714
Wheels Up Experience, Inc. *	12,134	7,678
Winmark Corp.	221	70,815
Winnebago Industries, Inc.	2,280	131,556
Workhorse Group, Inc. *	1,324	1,761
World Fuel Services Corp.	4,590	117,274
Xperi, Inc. *	3,124	34,145
Xponential Fitness, Inc. Class A *	1,061	32,244
Zumiez, Inc. *	1,282	23,640

		10,646,264

Consumer, Non-Cyclical - 16.2%
23andMe Holding Co. Class A *	11,120	25,354
2seventy bio, Inc. *	2,794	28,499
2U, Inc. *	6,072	41,593
4D Molecular Therapeutics, Inc. *	2,247	38,626
Aaron’s Co., Inc.	2,261	21,841
AbCellera Biologics, Inc. * (Canada)	9,223	69,541
ABM Industries, Inc.	5,075	228,070
Absci Corp. *	3,947	6,907
ACCO Brands Corp.	6,888	36,644
Accolade, Inc. *	5,188	74,603
Acrivon Therapeutics, Inc. *	354	4,492
AdaptHealth Corp. *	5,591	69,496
Adaptive Biotechnologies Corp. *	8,230	72,671
Addus HomeCare Corp. *	729	77,828
Adicet Bio, Inc. *	2,267	13,058
ADMA Biologics, Inc. *	8,695	28,780
Adtalem Global Education, Inc. *	3,433	132,582
Aerovate Therapeutics, Inc. *	693	13,978
Affimed NV * (Germany)	1,132	844
Agios Pharmaceuticals, Inc. *	4,189	96,221
Akero Therapeutics, Inc. *	2,491	95,306
Alico, Inc.	525	12,705
Alight, Inc. Class A *	29,453	271,262

	Shares	Value
Allogene Therapeutics, Inc. *	5,963	$ 29,457
Allovir, Inc. *	2,327	9,168
Alpha Teknova, Inc. *	552	1,634
Alphatec Holdings, Inc. *	571	8,908
Alpine Immune Sciences, Inc. *	981	7,573
Alta Equipment Group, Inc.	1,270	20,129
ALX Oncology Holdings, Inc. *	1,605	7,255
American Public Education, Inc. *	1,381	7,485
American Well Corp. Class A *	17,215	40,627
Amylyx Pharmaceuticals, Inc. *	3,120	91,541
AN2 Therapeutics, Inc. *	680	6,712
AnaptysBio, Inc. *	1,518	33,032
Andersons, Inc.	2,464	101,812
AngioDynamics, Inc. *	2,787	28,818
ANI Pharmaceuticals, Inc. *	956	37,972
Anika Therapeutics, Inc. *	1,091	31,334
API Group Corp. *	15,830	355,858
AppHarvest, Inc. *	8,750	5,358
Arbutus Biopharma Corp. *	3,927	11,899
Arcellx, Inc. *	2,297	70,771
Arcturus Therapeutics Holdings, Inc. *	251	6,016
Arcus Biosciences, Inc. *	3,991	72,796
Artivion, Inc. *	437	5,725
Atara Biotherapeutics, Inc. *	6,414	18,601
Atea Pharmaceuticals, Inc. *	5,711	19,132
Athira Pharma, Inc. *	2,540	6,350
ATI Physical Therapy, Inc. *	8,414	2,139
AtriCure, Inc. *	1,260	52,227
Avanos Medical, Inc. *	3,560	105,874
Aveanna Healthcare Holdings, Inc. *	3,393	3,529
Avidity Biosciences, Inc. *	5,006	76,842
B&G Foods, Inc.	5,463	84,840
Bakkt Holdings, Inc. *	4,370	7,516
Barrett Business Services, Inc.	47	4,166
Beachbody Co., Inc. *	6,512	3,140
Beauty Health Co. *	724	9,144
Benson Hill, Inc. *	6,586	7,574
BioCryst Pharmaceuticals, Inc. *	4,295	35,820
Biohaven Ltd. *	1,791	24,465
BioLife Solutions, Inc. *	2,450	53,287
Bionano Genomics, Inc. *	22,430	24,897
Bioventus, Inc. Class A *	2,147	2,297
Bioxcel Therapeutics, Inc. *	1,431	26,702
Bird Global, Inc. Class A *	20,795	5,821
Bluebird Bio, Inc. *	7,707	24,508
Boxed, Inc. *	6,406	1,216
Bridgebio Pharma, Inc. *	3,185	52,807
Bright Health Group, Inc. *	14,478	3,189
BrightView Holdings, Inc. *	3,060	17,197
Brookdale Senior Living, Inc. *	13,928	41,088
Butterfly Network, Inc. *	9,971	18,745
C4 Therapeutics, Inc. *	3,147	9,882
Cal-Maine Foods, Inc.	223	13,578
Cara Therapeutics, Inc. *	3,351	16,453
Cardiovascular Systems, Inc. *	1,393	27,665
CareMax, Inc. *	4,378	11,689
Caribou Biosciences, Inc. *	4,196	22,281
Cass Information Systems, Inc.	848	36,727
Castle Biosciences, Inc. *	1,840	41,805
Celldex Therapeutics, Inc. *	2,762	99,377
Central Garden & Pet Co. *	485	19,914
Central Garden & Pet Co. Class A *	2,017	78,804
Century Therapeutics, Inc. *	1,501	5,208
Chefs’ Warehouse, Inc. *	751	25,572
Chimerix, Inc. *	1,689	2,128
Chinook Therapeutics, Inc. *	3,906	90,424
Cipher Mining, Inc. *	2,772	6,459
Cogent Biosciences, Inc. *	5,007	54,026
Community Health Systems, Inc. *	9,847	48,250
CompoSecure, Inc. *	106	780
CoreCivic, Inc. *	8,819	81,135
Crinetics Pharmaceuticals, Inc. *	3,532	56,724

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Cross Country Healthcare, Inc. *	2,432	$ 54,282
CTI BioPharma Corp. *	6,029	25,322
Cue Health, Inc. *	8,244	15,004
Cullinan Oncology, Inc. *	1,957	20,020
Custom Truck One Source, Inc. *	3,120	21,185
Cytokinetics, Inc. *	587	20,657
Day One Biopharmaceuticals, Inc. *	2,072	27,703
Deciphera Pharmaceuticals, Inc. *	2,914	45,021
Deluxe Corp.	3,406	54,496
Design Therapeutics, Inc. *	2,535	14,627
DICE Therapeutics, Inc. *	2,735	78,358
Distribution Solutions Group, Inc. *	51	2,318
Dyne Therapeutics, Inc. *	2,373	27,337
Edgewell Personal Care Co.	3,942	167,220
Edgewise Therapeutics, Inc. *	2,850	19,009
Editas Medicine, Inc. *	5,456	39,556
Eiger BioPharmaceuticals, Inc. *	402	361
Embecta Corp.	587	16,506
Emergent BioSolutions, Inc. *	3,766	39,016
Enanta Pharmaceuticals, Inc. *	1,391	56,252
Ennis, Inc.	2,019	42,581
Enochian Biosciences, Inc. *	2,038	1,865
EQRx, Inc. *	15,051	29,199
Erasca, Inc. *	5,396	16,242
European Wax Center, Inc. Class A	205	3,895
EyePoint Pharmaceuticals, Inc. *	1,650	4,851
FibroGen, Inc. *	730	13,622
First Advantage Corp. *	4,237	59,149
Fresh Del Monte Produce, Inc.	2,369	71,331
Fulcrum Therapeutics, Inc. *	3,847	10,964
Fulgent Genetics, Inc. *	1,647	51,419
Gelesis Holdings, Inc. *	1,158	188
GeneDx Holdings Corp. *	25,626	9,353
Generation Bio Co. *	3,612	15,532
GEO Group, Inc. *	9,185	72,470
Geron Corp. *	9,859	21,394
Graham Holdings Co. Class B	282	168,027
Green Dot Corp. Class A *	3,140	53,945
Greenidge Generation Holdings, Inc. *	1,077	487
Hackett Group, Inc.	166	3,068
Hain Celestial Group, Inc. *	6,853	117,529
Healthcare Services Group, Inc.	3,069	42,567
Heidrick & Struggles International, Inc.	1,545	46,906
Herbalife Nutrition Ltd. *	2,605	41,940
HF Foods Group, Inc. *	2,896	11,352
HilleVax, Inc. *	1,064	17,588
Honest Co., Inc. *	4,920	8,856
Hostess Brands, Inc. *	10,213	254,099
Huron Consulting Group, Inc. *	626	50,312
ICF International, Inc.	434	47,610
Icosavax, Inc. *	1,670	9,686
Ideaya Biosciences, Inc. *	3,483	47,822
IGM Biosciences, Inc. *	179	2,459
ImmunityBio, Inc. *	2,149	3,911
ImmunoGen, Inc. *	8,123	31,192
Immunovant, Inc. *	3,486	54,068
Inari Medical, Inc. *	320	19,757
Information Services Group, Inc.	1,439	7,325
Ingles Markets, Inc. Class A	1,095	97,126
Innovage Holding Corp. *	1,302	10,390
Inogen, Inc. *	1,626	20,292
Inotiv, Inc. *	1,342	5,811
Inovio Pharmaceuticals, Inc. *	18,508	15,177
Instil Bio, Inc. *	4,465	2,950
Integer Holdings Corp. *	2,521	195,377
Intellia Therapeutics, Inc. *	2,201	82,031
Invitae Corp. *	18,245	24,631
Invivyd, Inc. *	3,901	4,681
Iovance Biotherapeutics, Inc. *	11,667	71,285
iTeos Therapeutics, Inc. *	1,759	23,940
Janux Therapeutics, Inc. *	1,291	15,621
John B Sanfilippo & Son, Inc.	260	25,199

	Shares	Value
John Wiley & Sons, Inc. Class A	186	$ 7,211
Jounce Therapeutics, Inc. *	3,166	5,857
KalVista Pharmaceuticals, Inc. *	1,831	14,392
Kelly Services, Inc. Class A	2,526	41,906
Keros Therapeutics, Inc. *	60	2,562
Kezar Life Sciences, Inc. *	3,935	12,317
Kiniksa Pharmaceuticals Ltd. Class A *	140	1,506
Kinnate Biopharma, Inc. *	2,207	13,794
Kodiak Sciences, Inc. *	2,498	15,488
Krispy Kreme, Inc.	4,134	64,284
Kronos Bio, Inc. *	3,085	4,504
Krystal Biotech, Inc. *	1,096	87,746
Kura Oncology, Inc. *	5,077	62,092
Kymera Therapeutics, Inc. *	2,909	86,194
Lancaster Colony Corp.	238	48,285
Laureate Education, Inc.	10,286	120,963
Leafly Holdings, Inc. *	1,044	417
Lexicon Pharmaceuticals, Inc. *	3,925	9,538
Lifecore Biomedical, Inc. *	1,990	7,512
LifeStance Health Group, Inc. *	5,059	37,588
Ligand Pharmaceuticals, Inc. *	1,027	75,546
Liquidia Corp. *	1,311	9,059
LivaNova PLC *	1,006	43,841
LiveRamp Holdings, Inc. *	4,882	107,062
Lyell Immunopharma, Inc. *	12,969	30,607
MacroGenics, Inc. *	4,518	32,394
MannKind Corp. *	17,626	72,267
Marathon Digital Holdings, Inc. *	9,057	78,977
MarketWise, Inc. *	1,370	2,534
Matthews International Corp. Class A	2,307	83,190
MaxCyte, Inc. *	6,613	32,734
MeiraGTx Holdings PLC *	2,282	11,798
Merit Medical Systems, Inc. *	587	43,409
Mersana Therapeutics, Inc. *	6,924	28,458
MiMedx Group, Inc. *	8,458	28,842
Mineralys Therapeutics, Inc. *	503	7,877
Mission Produce, Inc. *	2,659	29,541
ModivCare, Inc. *	684	57,511
MoneyGram International, Inc. *	7,237	75,410
Moneylion, Inc. *	10,405	5,908
Monro, Inc.	2,391	118,187
Monte Rosa Therapeutics, Inc. *	2,239	17,442
Morphic Holding, Inc. *	280	10,539
Multiplan Corp. *	28,397	30,101
Myriad Genetics, Inc. *	6,084	141,331
Nano-X Imaging Ltd. *	3,122	18,014
NanoString Technologies, Inc. *	547	5,415
National HealthCare Corp.	982	57,025
Natural Grocers by Vitamin Cottage, Inc.	169	1,986
Nature’s Sunshine Products, Inc. *	1,029	10,506
Nautilus Biotechnology, Inc. SPAC *	3,668	10,160
Nektar Therapeutics *	13,589	9,552
Neogen Corp. *	1,315	24,354
NeoGenomics, Inc. *	9,629	167,641
NGM Biopharmaceuticals, Inc. *	1,199	4,892
Nkarta, Inc. *	2,445	8,680
Nurix Therapeutics, Inc. *	3,476	30,867
Nuvalent, Inc. Class A *	1,590	41,483
Nuvation Bio, Inc. *	8,751	14,527
OmniAb, Inc. *	5,057	18,610
OPKO Health, Inc. *	30,306	44,247
OraSure Technologies, Inc. *	5,379	32,543
Orthofix Medical, Inc. *	2,571	43,064
Oscar Health, Inc. Class A *	9,040	59,122
Owens & Minor, Inc. *	5,078	73,885
P3 Health Partners, Inc. *	1,094	1,160
Pacific Biosciences of California, Inc. *	18,948	219,418
Pardes Biosciences, Inc. *	2,172	2,867
Patterson Cos., Inc.	1,389	37,184
Paysafe Ltd. *	2,106	36,371
Pediatrix Medical Group, Inc. *	6,290	93,784
PepGen, Inc. *	918	11,227

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Perdoceo Education Corp. *	5,221	$ 70,118
PetIQ, Inc. *	417	4,770
PFSweb, Inc.	1,270	5,385
PhenomeX, Inc. *	4,254	4,935
Phibro Animal Health Corp. Class A	107	1,639
PMV Pharmaceuticals, Inc. *	2,752	13,127
Point Biopharma Global, Inc. SPAC *	336	2,443
Praxis Precision Medicines, Inc. *	4,093	3,311
Precigen, Inc. *	1,853	1,964
Prestige Consumer Healthcare, Inc. *	3,810	238,620
Prime Medicine, Inc. *	451	5,547
Primo Water Corp.	12,056	185,060
PROG Holdings, Inc. *	3,256	77,460
Protagonist Therapeutics, Inc. *	3,592	82,616
Provention Bio, Inc. *	683	16,460
PTC Therapeutics, Inc. *	1,334	64,619
Quad/Graphics, Inc. *	2,440	10,468
Quanex Building Products Corp.	2,606	56,107
Quanterix Corp. *	2,207	24,873
Quantum-Si, Inc. *	6,885	12,118
Rallybio Corp. *	359	2,050
RAPT Therapeutics, Inc. *	685	12,570
Reata Pharmaceuticals, Inc. Class A *	343	31,186
Recursion Pharmaceuticals, Inc. Class A *	9,627	64,212
REGENXBIO, Inc. *	3,128	59,150
Relay Therapeutics, Inc. *	6,011	99,001
Relmada Therapeutics, Inc. *	865	1,955
Repay Holdings Corp. *	6,957	45,707
Replimune Group, Inc. *	3,617	63,876
Resources Connection, Inc.	2,415	41,200
REVOLUTION Medicines, Inc. *	5,701	123,484
Riot Platforms, Inc. *	12,168	121,558
Rocket Pharmaceuticals, Inc. *	4,320	74,002
RxSight, Inc. *	124	2,068
Sabre Corp. *	20,051	86,019
Sage Therapeutics, Inc. *	3,985	167,211
Sana Biotechnology, Inc. *	6,665	21,795
Sangamo Therapeutics, Inc. *	9,427	16,592
Science 37 Holdings, Inc. *	596	168
Scilex Holding Co. *	6,404	52,513
Seer, Inc. *	3,871	14,942
Select Medical Holdings Corp.	1,272	32,881
Seneca Foods Corp. Class A *	384	20,072
Singular Genomics Systems, Inc. *	4,298	5,201
SomaLogic, Inc. *	10,072	25,684
SpartanNash Co.	2,708	67,158
Spire Global, Inc. *	9,436	6,303
SpringWorks Therapeutics, Inc. *	2,254	58,018
Sterling Check Corp. *	210	2,341
Stoke Therapeutics, Inc. *	1,681	14,003
StoneCo Ltd. Class A * (Brazil)	10,235	97,642
Strategic Education, Inc.	1,737	156,035
SunOpta, Inc. * (Canada)	491	3,781
Supernus Pharmaceuticals, Inc. *	3,795	137,493
Surgery Partners, Inc. *	442	15,236
Sutro Biopharma, Inc. *	4,038	18,656
Syndax Pharmaceuticals, Inc. *	3,554	75,060
Tactile Systems Technology, Inc. *	954	15,665
Talaris Therapeutics, Inc. *	1,484	2,790
Tango Therapeutics, Inc. *	3,506	13,849
Tarsus Pharmaceuticals, Inc. *	1,379	17,334
Tattooed Chef, Inc. *	441	626
Tejon Ranch Co. *	1,568	28,647
Tenaya Therapeutics, Inc. *	3,307	9,425
Textainer Group Holdings Ltd. (China)	2,885	92,637
Theravance Biopharma, Inc. *	527	5,718
Theseus Pharmaceuticals, Inc. *	1,277	11,340
Third Harmonic Bio, Inc. *	815	3,358
Tootsie Roll Industries, Inc.	169	7,579
Travere Therapeutics, Inc. *	416	9,356
TreeHouse Foods, Inc. *	3,891	196,223
Triton International Ltd. (Bermuda)	4,459	281,898

	Shares	Value
TrueBlue, Inc. *	2,552	$ 45,426
Twist Bioscience Corp. *	1,285	19,378
Tyra Biosciences, Inc. *	1,006	16,166
United Natural Foods, Inc. *	4,260	112,251
Universal Corp.	1,859	98,322
Utah Medical Products, Inc.	33	3,127
Utz Brands, Inc.	646	10,640
V2X, Inc. *	901	35,788
Vanda Pharmaceuticals, Inc. *	4,140	28,111
Varex Imaging Corp. *	2,888	52,533
Vaxart, Inc. *	7,595	5,747
VBI Vaccines, Inc. *	14,739	4,466
Vector Group Ltd.	9,451	113,506
Vera Therapeutics, Inc. *	130	1,009
Veracyte, Inc. *	5,481	122,226
Verve Therapeutics, Inc. *	3,117	44,947
Viad Corp. *	1,520	31,677
ViewRay, Inc. *	1,252	4,332
Village Super Market, Inc. Class A	644	14,735
Vintage Wine Estates, Inc. *	3,337	3,571
Vir Biotechnology, Inc. *	5,547	129,079
Viridian Therapeutics, Inc. *	770	19,589
VistaGen Therapeutics, Inc. *	4,412	550
Weis Markets, Inc.	1,262	106,854
Whole Earth Brands, Inc. *	3,041	7,785
Willdan Group, Inc. *	793	12,387
WW International, Inc. *	4,051	16,690
Xencor, Inc. *	4,391	122,465
Zentalis Pharmaceuticals, Inc. *	167	2,872
Zimvie, Inc. *	1,557	11,257

		14,247,796

Energy - 5.3%
Aemetis, Inc. *	2,237	5,190
Alto Ingredients, Inc. *	5,408	8,112
Amplify Energy Corp. *	604	4,149
Archrock, Inc.	10,396	101,569
Berry Corp.	4,742	37,225
Borr Drilling Ltd. * (United Arab Emirates)	8,554	64,839
Bristow Group, Inc. *	1,748	39,155
California Resources Corp.	5,665	218,102
Callon Petroleum Co. *	614	20,532
Chord Energy Corp.	1,290	173,634
Civitas Resources, Inc.	5,642	385,574
Cleanspark, Inc. *	5,394	14,995
CNX Resources Corp. *	12,169	194,947
CONSOL Energy, Inc.	148	8,624
Diamond Offshore Drilling, Inc. *	7,832	94,297
DMC Global, Inc. *	1,047	23,003
Dril-Quip, Inc. *	2,600	74,594
Eneti, Inc.	1,664	15,558
Equitrans Midstream Corp.	23,969	138,541
Excelerate Energy, Inc. Class A	1,388	30,730
Expro Group Holdings NV *	6,640	121,910
FuelCell Energy, Inc. *	8,394	23,923
FutureFuel Corp.	1,935	14,280
Gevo, Inc. *	14,716	22,663
Golar LNG Ltd. * (Cameroon)	7,290	157,464
Green Plains, Inc. *	4,028	124,828
Helix Energy Solutions Group, Inc. *	11,050	85,527
Helmerich & Payne, Inc.	7,865	281,174
Kinetik Holdings, Inc.	1,127	35,275
Murphy Oil Corp.	6,349	234,786
Nabors Industries Ltd. *	83	10,119
NACCO Industries, Inc. Class A	308	11,110
National Energy Services Reunited Corp. *	2,854	15,012
Newpark Resources, Inc. *	6,470	24,910
NextDecade Corp. *	487	2,420
Noble Corp. PLC *	5,290	208,796
Northern Oil & Gas, Inc.	739	22,429
NOW, Inc. *	8,505	94,831

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Oceaneering International, Inc. *	700	$ 12,341
Oil States International, Inc. *	4,712	39,251
Patterson-UTI Energy, Inc.	5,182	60,629
PBF Energy, Inc. Class A	7,002	303,607
Peabody Energy Corp. *	9,007	230,579
Permian Resources Corp.	15,635	164,168
ProFrac Holding Corp. Class A *	948	12,011
ProPetro Holding Corp. *	6,857	49,302
REX American Resources Corp. *	1,165	33,307
Riley Exploration Permian, Inc.	300	11,418
Ring Energy, Inc. *	4,160	7,904
Select Energy Services, Inc. Class A	5,345	37,201
Stem, Inc. *	522	2,960
SunCoke Energy, Inc.	6,523	58,577
Sunnova Energy International, Inc. *	7,625	119,103
Tidewater, Inc. *	3,563	157,057
US Silica Holdings, Inc. *	4,718	56,333
Vertex Energy, Inc. *	457	4,515
W&T Offshore, Inc. *	1,203	6,111
Warrior Met Coal, Inc.	3,522	129,293

		4,640,494

Financial - 34.8%
1st Source Corp.	1,266	54,628
Acadia Realty Trust REIT	6,962	97,120
ACNB Corp.	649	21,125
AFC Gamma, Inc. REIT	1,219	14,823
Agree Realty Corp. REIT	6,697	459,481
Alerus Financial Corp.	1,155	18,538
Alexander & Baldwin, Inc. REIT *	5,435	102,776
Amalgamated Financial Corp.	1,452	25,686
Ambac Financial Group, Inc. *	3,478	53,839
Amerant Bancorp, Inc.	2,193	47,720
American Assets Trust, Inc. REIT	3,697	68,727
American Equity Investment Life Holding Co.	5,417	197,666
American National Bankshares, Inc.	809	25,645
American Realty Investors, Inc. *	146	3,843
Ameris Bancorp	5,082	185,900
AMERISAFE, Inc.	1,490	72,936
Angel Oak Mortgage REIT, Inc. REIT	895	6,534
Anywhere Real Estate, Inc. *	8,519	44,980
Apartment Investment & Management Co. Class A REIT	11,579	89,043
Apollo Commercial Real Estate Finance, Inc. REIT	10,833	100,855
Apple Hospitality REIT, Inc.	16,460	255,459
Applied Digital Corp. *	3,067	6,870
Arbor Realty Trust, Inc. REIT	12,635	145,176
Ares Commercial Real Estate Corp. REIT	3,858	35,069
Argo Group International Holdings Ltd.	2,459	72,024
Armada Hoffler Properties, Inc. REIT	5,032	59,428
ARMOUR Residential REIT, Inc.	12,595	66,124
Arrow Financial Corp.	1,163	28,970
Artisan Partners Asset Management, Inc. Class A	1,643	52,543
Ashford Hospitality Trust, Inc. REIT *	2,569	8,247
AssetMark Financial Holdings, Inc. *	1,692	53,213
Associated Banc-Corp.	11,417	205,278
Associated Capital Group, Inc. Class A	158	5,838
Atlantic Union Bankshares Corp.	5,609	196,595
Atlanticus Holdings Corp. *	101	2,740
Axos Financial, Inc. *	3,855	142,327
Banc of California, Inc.	3,844	48,165
BancFirst Corp.	617	51,273
Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	2,212	38,445
Bancorp, Inc. *	1,678	46,732
Bank First Corp.	585	43,044
Bank of Marin Bancorp	1,272	27,844
Bank of NT Butterfield & Son Ltd. (Bermuda)	3,590	96,930
BankUnited, Inc.	5,634	127,216
Bankwell Financial Group, Inc.	458	11,386
Banner Corp.	2,563	139,350

	Shares	Value
Bar Harbor Bankshares	1,137	$ 30,074
BayCom Corp.	856	14,620
BCB Bancorp, Inc.	1,252	16,439
Berkshire Hills Bancorp, Inc.	3,201	80,217
BGC Partners, Inc. Class A	24,122	126,158
Blackstone Mortgage Trust, Inc. Class A REIT	13,181	235,281
Blue Foundry Bancorp *	2,165	20,611
Blue Ridge Bankshares, Inc.	1,380	14,076
Bluerock Homes Trust, Inc. REIT *	287	5,688
Braemar Hotels & Resorts, Inc. REIT	4,815	18,586
Brandywine Realty Trust REIT	12,668	59,920
Bread Financial Holdings, Inc.	3,745	113,548
Bridgewater Bancshares, Inc. *	1,209	13,106
Brightsphere Investment Group, Inc.	174	4,103
BrightSpire Capital, Inc. REIT	7,056	41,630
Broadmark Realty Capital, Inc. REIT	10,315	48,481
Broadstone Net Lease, Inc. REIT	13,241	225,229
Brookfield Business Corp. Class A (Canada)	226	4,479
Brookline Bancorp, Inc.	6,352	66,696
BRT Apartments Corp. REIT	903	17,807
Business First Bancshares, Inc.	1,904	32,616
Byline Bancorp, Inc.	1,954	42,246
Cadence Bank	12,781	265,334
Cambridge Bancorp	550	35,646
Camden National Corp.	1,090	39,447
Cannae Holdings, Inc. *	5,340	107,761
Capital Bancorp, Inc.	691	11,498
Capital City Bank Group, Inc.	1,036	30,365
Capitol Federal Financial, Inc.	9,524	64,097
Capstar Financial Holdings, Inc.	1,705	25,831
CareTrust REIT, Inc.	6,986	136,786
Carter Bankshares, Inc. *	1,794	25,116
Cathay General Bancorp	5,338	184,268
CBL & Associates Properties, Inc. REIT	1,770	45,383
Centerspace REIT	1,127	61,568
Central Pacific Financial Corp.	1,985	35,532
Chatham Lodging Trust REIT	3,579	37,544
Chicago Atlantic Real Estate Finance, Inc.	381	5,147
Chimera Investment Corp. REIT	17,888	100,888
Citizens & Northern Corp.	1,173	25,079
City Holding Co.	1,106	100,513
City Office REIT, Inc.	2,924	20,176
Civista Bancshares, Inc.	1,196	20,188
Claros Mortgage Trust, Inc. REIT	7,120	82,948
Clipper Realty, Inc. REIT	405	2,325
CNB Financial Corp.	1,521	29,203
CNO Financial Group, Inc.	8,685	192,720
Colony Bankcorp, Inc.	1,268	12,934
Columbia Financial, Inc. *	1,791	32,739
Community Bank System, Inc.	4,000	209,960
Community Healthcare Trust, Inc. REIT	789	28,877
Community Trust Bancorp, Inc.	1,242	47,134
Compass Diversified Holdings	4,791	91,412
ConnectOne Bancorp, Inc.	2,920	51,626
Consumer Portfolio Services, Inc. *	707	7,558
Corporate Office Properties Trust REIT	7,603	180,267
Crawford & Co. Class A	1,208	10,099
CrossFirst Bankshares, Inc. *	3,576	37,476
Cryptyde, Inc. *	848	71
CTO Realty Growth, Inc. REIT	1,777	30,671
Curo Group Holdings Corp.	675	1,168
Customers Bancorp, Inc. *	2,270	42,040
CVB Financial Corp.	9,984	166,533
DiamondRock Hospitality Co. REIT	16,047	130,462
Dime Community Bancshares, Inc.	2,440	55,437
Diversified Healthcare Trust REIT	17,854	24,103
Doma Holdings, Inc. *	9,595	3,910
Donegal Group, Inc. Class A	1,172	17,908
Douglas Elliman, Inc.	5,278	16,415
Dynex Capital, Inc. REIT	3,932	47,656
Eagle Bancorp, Inc.	2,304	77,115
Easterly Government Properties, Inc. REIT	6,811	93,583

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Eastern Bankshares, Inc.	9,347	$ 117,959
eHealth, Inc. *	1,329	12,439
Ellington Financial, Inc. REIT	4,952	60,464
Elme Communities REIT	6,542	116,840
Empire State Realty Trust, Inc. Class A REIT	9,962	64,653
Employers Holdings, Inc.	2,036	84,881
Enact Holdings, Inc.	2,361	53,972
Encore Capital Group, Inc. *	1,786	90,104
Enova International, Inc. *	2,301	102,233
Enstar Group Ltd. *	860	199,339
Enterprise Bancorp, Inc.	705	22,179
Enterprise Financial Services Corp.	2,699	120,348
Equity Bancshares, Inc. Class A	1,232	30,024
Equity Commonwealth REIT	8,018	166,053
Esquire Financial Holdings, Inc.	80	3,128
Essent Group Ltd.	8,062	322,883
Essential Properties Realty Trust, Inc. REIT	9,755	242,412
EZCORP, Inc. Class A *	3,661	31,485
Farmers & Merchants Bancorp, Inc.	674	16,392
Farmers National Banc Corp.	2,813	35,556
Farmland Partners, Inc. REIT	3,977	42,554
FB Financial Corp.	2,770	86,092
Federal Agricultural Mortgage Corp. Class C	704	93,766
Finance Of America Cos., Inc. Class A *	3,068	3,804
Financial Institutions, Inc.	1,260	24,293
First BanCorp	12,488	142,613
First Bancorp, Inc.	770	19,935
First Bancorp/Southern Pines NC	2,871	101,978
First Bancshares, Inc.	1,937	50,033
First Bank	1,170	11,817
First Busey Corp.	4,002	81,401
First Business Financial Services, Inc.	602	18,367
First Commonwealth Financial Corp.	7,612	94,617
First Community Bankshares, Inc.	1,216	30,461
First Financial Bancorp	6,976	151,868
First Financial Corp.	897	33,620
First Foundation, Inc.	4,135	30,806
First Guaranty Bancshares, Inc.	431	6,754
First Internet Bancorp	636	10,589
First Interstate BancSystem, Inc. Class A	6,838	204,183
First Merchants Corp.	4,382	144,387
First Mid Bancshares, Inc.	1,442	39,251
First of Long Island Corp.	1,775	23,963
First Western Financial, Inc. *	623	12,335
Five Star Bancorp	633	13,508
Flushing Financial Corp.	2,243	33,398
Four Corners Property Trust, Inc. REIT	5,813	156,137
Franklin BSP Realty Trust, Inc. REIT	6,224	74,252
Franklin Street Properties Corp. REIT	7,419	11,648
FRP Holdings, Inc. *	518	29,982
Fulton Financial Corp.	12,412	171,534
FVCBankcorp, Inc. *	1,273	13,557
GCM Grosvenor, Inc. Class A	596	4,655
Genworth Financial, Inc. Class A *	37,068	186,081
German American Bancorp, Inc.	2,113	70,511
Getty Realty Corp. REIT	3,155	113,675
Glacier Bancorp, Inc.	7,399	310,832
Gladstone Commercial Corp. REIT	368	4,648
Gladstone Land Corp. REIT	1,097	18,265
Global Medical REIT, Inc.	4,573	41,660
Global Net Lease, Inc. REIT	8,003	102,919
Goosehead Insurance, Inc. Class A *	175	9,135
Granite Point Mortgage Trust, Inc. REIT	3,876	19,225
Great Southern Bancorp, Inc.	715	36,236
Greenlight Capital Re Ltd. Class A *	1,984	18,630
Guaranty Bancshares, Inc.	626	17,447
Hancock Whitney Corp.	6,594	240,022
Hanmi Financial Corp.	2,257	41,913
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	6,231	178,207
HarborOne Bancorp, Inc.	3,473	42,371
HBT Financial, Inc.	915	18,044

	Shares	Value
Heartland Financial USA, Inc.	3,143	$ 120,566
Heritage Commerce Corp.	4,696	39,118
Heritage Financial Corp.	2,591	55,447
Hersha Hospitality Trust REIT	2,202	14,797
Hilltop Holdings, Inc.	3,820	113,339
Hingham Institution For Savings	103	24,044
Hippo Holdings, Inc. *	1,290	20,937
Home Bancorp, Inc.	574	18,959
Home BancShares, Inc.	14,385	312,298
Home Point Capital, Inc.	1,033	1,994
HomeStreet, Inc.	1,340	24,107
HomeTrust Bancshares, Inc.	985	24,221
Hope Bancorp, Inc.	8,651	84,953
Horace Mann Educators Corp.	3,073	102,884
Horizon Bancorp, Inc.	3,237	35,801
Independence Realty Trust, Inc. REIT	17,183	275,444
Independent Bank Corp.	3,429	225,011
Independent Bank Corp. MI	1,511	26,850
Independent Bank Group, Inc.	2,738	126,906
Indus Realty Trust, Inc. REIT	432	28,637
Industrial Logistics Properties Trust REIT	4,606	14,140
International Bancshares Corp.	4,101	175,605
InvenTrust Properties Corp. REIT	5,190	121,446
Invesco Mortgage Capital, Inc. REIT	2,646	29,344
Investors Title Co.	85	12,835
iStar, Inc. REIT *	1,819	53,423
Jackson Financial, Inc. Class A	5,723	214,097
James River Group Holdings Ltd.	2,757	56,932
John Marshall Bancorp, Inc.	900	19,440
Kearny Financial Corp.	4,462	36,231
Kennedy-Wilson Holdings, Inc.	9,035	149,891
Kite Realty Group Trust REIT	16,670	348,736
KKR Real Estate Finance Trust, Inc. REIT	4,505	51,312
Ladder Capital Corp. REIT	8,795	83,113
Lakeland Bancorp, Inc.	4,837	75,651
Lakeland Financial Corp.	147	9,208
Legacy Housing Corp. *	660	15,022
Lemonade, Inc. *	3,693	52,662
LendingClub Corp. *	7,854	56,627
Live Oak Bancshares, Inc.	601	14,646
LTC Properties, Inc. REIT	3,062	107,568
Luther Burbank Corp.	1,189	11,272
LXP Industrial Trust REIT	20,820	214,654
Macatawa Bank Corp.	2,001	20,450
Macerich Co. REIT	16,479	174,677
MBIA, Inc. *	3,594	33,280
Mercantile Bank Corp.	1,173	35,870
Merchants Bancorp	1,184	30,831
Mercury General Corp.	2,084	66,146
Metrocity Bankshares, Inc.	1,093	18,679
Metropolitan Bank Holding Corp. *	781	26,468
MFA Financial, Inc. REIT	7,936	78,725
Mid Penn Bancorp, Inc.	1,088	27,864
Midland States Bancorp, Inc.	1,594	34,143
MidWestOne Financial Group, Inc.	1,172	28,620
Moelis & Co. Class A	2,448	94,101
Mr Cooper Group, Inc. *	5,303	217,264
MVB Financial Corp.	775	15,996
National Bank Holdings Corp. Class A	2,025	67,757
National Health Investors, Inc. REIT	3,195	164,798
National Western Life Group, Inc. Class A	171	41,488
Navient Corp.	7,811	124,898
NBT Bancorp, Inc.	3,137	105,748
Necessity Retail REIT, Inc. REIT	10,440	65,563
Nelnet, Inc. Class A	1,121	103,009
NETSTREIT Corp. REIT	4,245	77,599
New York Mortgage Trust, Inc. *	6,933	69,053
Newmark Group, Inc. Class A	9,741	68,966
Nexpoint Real Estate Finance, Inc. REIT	613	9,606
NexPoint Residential Trust, Inc. REIT	95	4,149
NI Holdings, Inc. *	684	8,892
Nicolet Bankshares, Inc. *	857	54,034

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
NMI Holdings, Inc. Class A *	5,849	$ 130,608
Northeast Bank	494	16,628
Northfield Bancorp, Inc.	3,183	37,496
Northwest Bancshares, Inc.	9,110	109,593
OceanFirst Financial Corp.	4,494	83,049
Office Properties Income Trust REIT	3,588	44,132
OFG Bancorp	3,483	86,866
Old National Bancorp	22,439	323,570
Old Second Bancorp, Inc.	3,345	47,031
One Liberty Properties, Inc. REIT	1,238	28,387
Oportun Financial Corp. *	2,090	8,067
Oppenheimer Holdings, Inc. Class A	587	22,981
OppFi, Inc. *	1,461	2,995
Orchid Island Capital, Inc. REIT	3,017	32,372
Origin Bancorp, Inc.	1,759	56,552
Orion Office REIT, Inc. REIT	4,237	28,388
Orrstown Financial Services, Inc.	814	16,166
Pacific Premier Bancorp, Inc.	7,009	168,356
Paramount Group, Inc. REIT	14,571	66,444
Park National Corp.	1,097	130,071
Parke Bancorp, Inc.	777	13,815
Pathward Financial, Inc.	1,472	61,073
PCB Bancorp	859	12,447
Peapack-Gladstone Financial Corp.	1,298	38,447
Pebblebrook Hotel Trust REIT	9,718	136,441
PennyMac Financial Services, Inc.	2,048	122,081
PennyMac Mortgage Investment Trust REIT	5,362	66,113
Peoples Bancorp, Inc.	2,183	56,212
Peoples Financial Services Corp.	550	23,843
Perella Weinberg Partners	312	2,839
Physicians Realty Trust REIT	17,440	260,379
Piedmont Office Realty Trust, Inc. Class A REIT	9,540	69,642
Pioneer Bancorp, Inc. *	950	9,367
Piper Sandler Cos.	1,330	184,351
Plymouth Industrial REIT, Inc. REIT	2,839	59,647
Postal Realty Trust, Inc. Class A REIT	570	8,675
PotlatchDeltic Corp. REIT	5,522	273,339
PRA Group, Inc. *	2,947	114,815
Preferred Bank	417	22,856
Premier Financial Corp.	2,774	57,505
Primis Financial Corp.	1,691	16,284
ProAssurance Corp.	4,021	74,308
Provident Bancorp, Inc.	1,075	7,353
Provident Financial Services, Inc.	5,464	104,800
QCR Holdings, Inc.	1,250	54,888
Radian Group, Inc.	11,782	260,382
Radius Global Infrastructure, Inc. Class A *	5,914	86,758
RBB Bancorp	1,151	17,841
RE/MAX Holdings, Inc. Class A	1,322	24,801
Ready Capital Corp. REIT	5,614	57,094
Red River Bancshares, Inc.	332	15,973
Redwood Trust, Inc. REIT	8,492	57,236
Regional Management Corp.	563	14,689
Renasant Corp.	4,104	125,500
Republic Bancorp, Inc. Class A	669	28,386
Republic First Bancorp, Inc. *	4,635	6,304
Retail Opportunity Investments Corp. REIT	9,227	128,809
RLJ Lodging Trust REIT	12,271	130,073
RMR Group, Inc. Class A	435	11,414
Root, Inc. Class A *	955	4,307
RPT Realty REIT	6,330	60,198
Ryman Hospitality Properties, Inc. REIT	4,117	369,418
S&T Bancorp, Inc.	2,930	92,149
Sabra Health Care REIT, Inc.	17,660	203,090
Safety Insurance Group, Inc.	1,068	79,587
Sandy Spring Bancorp, Inc.	3,359	87,267
Saul Centers, Inc. REIT	87	3,393
Sculptor Capital Management, Inc.	966	8,317
Seacoast Banking Corp. of Florida	5,395	127,862
Selective Insurance Group, Inc.	4,566	435,277
Selectquote, Inc. *	10,175	22,080
Service Properties Trust REIT	12,566	125,157

	Shares	Value
Shore Bancshares, Inc.	1,487	$ 21,234
Sierra Bancorp	1,171	20,165
Silvercrest Asset Management Group, Inc. Class A	151	2,745
Simmons First National Corp. Class A	9,114	159,404
SiriusPoint Ltd. * (Bermuda)	6,335	51,504
SITE Centers Corp. REIT	14,695	180,455
Skyward Specialty Insurance Group, Inc. *	705	15,418
SmartFinancial, Inc.	1,184	27,398
South Plains Financial, Inc.	752	16,100
Southern First Bancshares, Inc. *	642	19,709
Southern Missouri Bancorp, Inc.	637	23,830
Southside Bancshares, Inc.	2,246	74,567
SouthState Corp.	5,737	408,819
STAG Industrial, Inc. REIT	13,804	466,851
Star Holdings *	1,010	17,564
Stellar Bancorp, Inc.	3,502	86,184
Sterling Bancorp, Inc. *	1,330	7,528
Stewart Information Services Corp.	2,005	80,902
Stock Yards Bancorp, Inc.	377	20,788
StoneX Group, Inc. *	1,225	126,824
Stratus Properties, Inc.	451	9,020
Summit Financial Group, Inc.	859	17,824
Summit Hotel Properties, Inc. REIT	7,843	54,901
Sunlight Financial Holdings, Inc. *	2,771	865
Sunstone Hotel Investors, Inc. REIT	16,229	160,343
SWK Holdings Corp. *	275	4,912
Terreno Realty Corp. REIT	6,172	398,711
Texas Capital Bancshares, Inc. *	3,699	181,103
Third Coast Bancshares, Inc. *	917	14,406
Tiptree, Inc.	1,870	27,246
Tompkins Financial Corp.	1,049	69,454
Towne Bank	5,296	141,138
TPG RE Finance Trust, Inc. REIT	5,184	37,636
Transcontinental Realty Investors, Inc. REIT *	99	4,197
Trean Insurance Group, Inc. *	1,677	10,263
TriCo Bancshares	2,407	100,107
Triumph Financial, Inc. *	1,084	62,937
TrustCo Bank Corp.	1,395	44,556
Trustmark Corp.	4,587	113,299
Two Harbors Investment Corp. REIT	7,415	109,075
UMB Financial Corp.	3,368	194,401
UMH Properties, Inc. REIT	699	10,338
United Bankshares, Inc.	9,989	351,613
United Community Banks, Inc.	7,964	223,948
United Fire Group, Inc.	1,604	42,586
Uniti Group, Inc. REIT	18,484	65,618
Unity Bancorp, Inc.	552	12,591
Universal Insurance Holdings, Inc.	1,587	28,915
Univest Financial Corp.	2,266	53,795
Urban Edge Properties REIT	8,762	131,956
Urstadt Biddle Properties, Inc. Class A REIT	2,146	37,705
USCB Financial Holdings, Inc. *	856	8,466
Valley National Bancorp	32,961	304,560
Velocity Financial, Inc. *	607	5,481
Veris Residential, Inc. REIT *	6,623	96,961
Veritex Holdings, Inc.	3,353	61,226
Victory Capital Holdings, Inc. Class A	852	24,938
Virtus Investment Partners, Inc.	464	88,341
Walker & Dunlop, Inc.	731	55,680
Washington Federal, Inc.	4,848	146,022
Washington Trust Bancorp, Inc.	1,350	46,791
Waterstone Financial, Inc.	1,579	23,890
WesBanco, Inc.	4,383	134,558
West BanCorp, Inc.	1,014	18,526
Westamerica BanCorp	1,459	64,634
Whitestone REIT	3,511	32,301
World Acceptance Corp. *	89	7,413
WSFS Financial Corp.	4,586	172,479
Xenia Hotels & Resorts, Inc. REIT	8,565	112,116

		30,614,909

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Industrial - 12.8%
908 Devices, Inc. *	1,277	$10,982
AAR Corp. *	2,532	138,121
Aerojet Rocketdyne Holdings, Inc. *	1,509	84,761
AerSale Corp. *	1,850	31,857
Air Transport Services Group, Inc. *	2,811	58,553
Akoustis Technologies, Inc. *	361	1,112
Alamo Group, Inc.	113	20,810
Albany International Corp. Class A	1,918	171,393
Allied Motion Technologies, Inc.	131	5,063
American Woodmark Corp. *	1,218	63,421
AMMO, Inc. *	6,628	13,057
ArcBest Corp.	1,250	115,525
Archer Aviation, Inc. Class A *	10,867	31,080
Arcosa, Inc.	3,706	233,886
Ardmore Shipping Corp. (Ireland)	3,228	48,000
Argan, Inc.	968	39,175
Astec Industries, Inc.	1,711	70,579
Astra Space, Inc. *	11,686	4,967
Astronics Corp. *	1,919	25,638
Atlas Technical Consultants, Inc. *	559	6,814
Barnes Group, Inc.	3,746	150,889
Belden, Inc.	1,517	131,630
Benchmark Electronics, Inc.	2,726	64,579
Boise Cascade Co.	2,391	151,231
Brady Corp. Class A	806	43,306
Caesarstone Ltd.	1,706	7,046
Centrus Energy Corp. Class A *	797	25,663
Chase Corp.	427	44,720
CIRCOR International, Inc. *	987	30,715
Clearwater Paper Corp. *	1,328	44,382
Columbus McKinnon Corp.	2,175	80,823
Comtech Telecommunications Corp.	1,944	24,261
Concrete Pumping Holdings, Inc. *	1,934	13,151
Costamare, Inc. (Monaco)	3,953	37,198
Covenant Logistics Group, Inc.	700	24,794
CryoPort, Inc. *	609	14,616
DHT Holdings, Inc.	10,492	113,419
Dorian LPG Ltd.	2,421	48,275
Ducommun, Inc. *	878	48,035
DXP Enterprises, Inc. *	1,141	30,716
Eagle Bulk Shipping, Inc.	1,060	48,230
Eastman Kodak Co. *	4,280	17,548
Encore Wire Corp.	1,354	250,937
EnerSys	2,765	240,223
EnPro Industries, Inc.	1,592	165,393
ESCO Technologies, Inc.	1,792	171,046
ESS Tech, Inc. *	784	1,090
Evolv Technologies Holdings, Inc. *	6,319	19,715
FARO Technologies, Inc. *	1,303	32,067
Fathom Digital Manufacturing C Class A *	1,317	715
FLEX LNG Ltd. * (Norway)	2,238	75,152
Fluor Corp. *	926	28,623
Frontdoor, Inc. *	6,333	176,564
Frontline PLC	9,540	157,982
GATX Corp.	2,538	279,231
Genco Shipping & Trading Ltd.	2,908	45,539
Gibraltar Industries, Inc. *	2,386	115,721
Golden Ocean Group Ltd. * (Norway)	9,468	90,135
GoPro, Inc. Class A *	10,139	50,999
Gorman-Rupp Co.	1,400	35,000
Granite Construction, Inc.	3,385	139,056
Great Lakes Dredge & Dock Corp. *	3,679	19,977
Greenbrier Cos., Inc.	2,476	79,653
Greif, Inc. Class A	1,626	103,040
Greif, Inc. Class B	354	27,088
Griffon Corp.	1,687	54,001
Harsco Corp. *	5,885	40,195
Heartland Express, Inc.	3,666	58,363
Heritage-Crystal Clean, Inc. *	1,176	41,877
Hillenbrand, Inc.	2,652	126,050

	Shares	Value
Hillman Solutions Corp. *	10,397	$ 87,543
Hub Group, Inc. Class A *	2,469	207,248
Hydrofarm Holdings Group, Inc. *	3,295	5,700
Hyster-Yale Materials Handling, Inc.	812	40,511
Ichor Holdings Ltd. *	2,188	71,635
IES Holdings, Inc. *	208	8,963
International Seaways, Inc.	3,725	155,258
Itron, Inc. *	3,172	175,887
JELD-WEN Holding, Inc. *	4,139	52,400
Joby Aviation, Inc. *	1,742	7,560
Kaman Corp.	2,098	47,960
Kennametal, Inc.	6,226	171,713
Kimball Electronics, Inc. *	1,801	43,404
Knowles Corp. *	6,854	116,518
Kratos Defense & Security Solutions, Inc. *	9,454	127,440
Li-Cycle Holdings Corp. * (Canada)	6,313	35,542
Luxfer Holdings PLC (United Kingdom)	1,223	20,669
Manitowoc Co., Inc. *	2,750	46,998
Marten Transport Ltd.	1,115	23,359
Materion Corp.	95	11,020
Matson, Inc.	2,859	170,597
Mirion Technologies, Inc. *	10,591	90,447
Modine Manufacturing Co. *	3,846	88,650
Momentus, Inc. *	4,592	2,686
Moog, Inc. Class A	1,824	183,768
Mueller Industries, Inc.	2,740	201,335
National Presto Industries, Inc.	385	27,755
NEXTracker, Inc. Class A *	273	9,899
NL Industries, Inc.	913	5,533
nLight, Inc. *	3,335	33,950
Nordic American Tankers Ltd.	16,035	63,499
Northwest Pipe Co. *	583	18,207
NuScale Power Corp. *	2,347	21,334
O-I Glass, Inc. *	2,294	52,097
Olympic Steel, Inc.	721	37,643
OSI Systems, Inc. *	1,098	112,391
Pactiv Evergreen, Inc.	3,263	26,104
Park Aerospace Corp.	1,467	19,731
Plexus Corp. *	324	31,613
Powell Industries, Inc.	685	29,174
Primoris Services Corp.	3,852	94,990
Proto Labs, Inc. *	1,785	59,173
PureCycle Technologies, Inc. *	1,652	11,564
Radiant Logistics, Inc. *	2,121	13,914
Ranpak Holdings Corp. *	3,259	17,012
RBC Bearings, Inc. *	1,868	434,740
Redwire Corp. *	1,829	5,542
Ryerson Holding Corp.	1,445	52,569
Safe Bulkers, Inc. (Greece)	5,370	19,815
Sanmina Corp. *	4,363	266,099
Scorpio Tankers, Inc. (Monaco)	3,598	202,603
SFL Corp. Ltd. (Norway)	8,575	81,463
Sight Sciences, Inc. *	1,485	12,979
Smith & Wesson Brands, Inc.	3,169	39,010
SPX Technologies, Inc. *	3,350	236,443
Standex International Corp.	908	111,176
Sterling Infrastructure, Inc. *	345	13,069
Stoneridge, Inc. *	1,669	31,210
Sturm Ruger & Co., Inc.	119	6,835
Summit Materials, Inc. Class A *	9,097	259,174
Teekay Corp. * (Bermuda)	5,152	31,839
Teekay Tankers Ltd. Class A * (Canada)	1,771	76,029
Tennant Co.	810	55,509
Terex Corp.	2,592	125,401
Thermon Group Holdings, Inc. *	2,585	64,418
TimkenSteel Corp. *	3,469	63,621
Tredegar Corp.	2,048	18,698
TriMas Corp.	3,236	90,155
Trinity Industries, Inc.	5,343	130,156
Triumph Group, Inc. *	5,026	58,251
TTM Technologies, Inc. *	7,790	105,087
Turtle Beach Corp. *	409	4,098

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Tutor Perini Corp. *	3,157	$19,479
UFP Industries, Inc.	586	46,569
Universal Logistics Holdings, Inc.	193	5,626
View, Inc. *	13,096	6,548
Vishay Intertechnology, Inc.	9,936	224,752
Vishay Precision Group, Inc. *	988	41,259
Werner Enterprises, Inc.	4,256	193,605
Worthington Industries, Inc.	2,404	155,419

		11,165,093

Technology - 3.8%
3D Systems Corp. *	9,732	104,327
ACM Research, Inc. Class A *	3,108	36,364
ACV Auctions, Inc. Class A *	4,699	60,664
Adeia, Inc.	8,107	71,828
Alpha & Omega Semiconductor Ltd. *	361	9,729
American Software, Inc. Class A	614	7,743
Amkor Technology, Inc.	6,188	161,012
Avid Technology, Inc. *	971	31,053
AvidXchange Holdings, Inc. *	1,172	9,142
AXT, Inc. *	3,088	12,290
Bandwidth, Inc. Class A *	1,400	21,280
Blackbaud, Inc. *	182	12,613
Blend Labs, Inc. Class A *	14,218	14,164
Brightcove, Inc. *	974	4,334
C3.ai, Inc. Class A *	3,732	125,283
Cantaloupe, Inc. *	1,713	9,764
Cardlytics, Inc. *	2,379	8,077
Cerence, Inc. *	3,117	87,557
Cohu, Inc. *	3,599	138,166
Computer Programs & Systems, Inc. *	1,055	31,861
Conduent, Inc. *	13,442	46,106
Consensus Cloud Solutions, Inc. *	734	25,022
Corsair Gaming, Inc. *	1,328	24,369
Cvent Holding Corp. *	3,447	28,817
Daily Journal Corp. *	92	26,216
Desktop Metal, Inc. Class A *	20,089	46,205
Diebold Nixdorf, Inc. *	1,182	1,418
Digi International, Inc. *	1,799	60,590
Digimarc Corp. *	83	1,631
Diodes, Inc. *	940	87,194
Donnelley Financial Solutions, Inc. *	1,838	75,101
E2open Parent Holdings, Inc. *	15,366	89,430
Ebix, Inc.	1,554	20,497
eGain Corp. *	918	6,968
EverCommerce, Inc. *	1,559	16,494
Faraday Future Intelligent Electric, Inc. *	17,172	6,081
Fastly, Inc. Class A *	8,684	154,228
ForgeRock, Inc. Class A *	907	18,684
Health Catalyst, Inc. *	4,326	50,484
Impinj, Inc. *	148	20,057
Insight Enterprises, Inc. *	387	55,326
Inspired Entertainment, Inc. *	499	6,382
Instructure Holdings, Inc. *	1,112	28,801
Integral Ad Science Holding Corp. *	1,930	27,541
IonQ, Inc. *	7,817	48,075
Kaleyra, Inc. * (Italy)	864	1,426
Latch, Inc. *	8,276	6,307
LiveVox Holdings, Inc. *	1,773	5,479
Markforged Holding Corp. *	7,436	7,130
Matterport, Inc. *	4,618	12,607
Maximus, Inc.	252	19,832
MicroStrategy, Inc. Class A *	306	89,450
Mitek Systems, Inc. *	221	2,119
N-Able, Inc. *	644	8,501
NetScout Systems, Inc. *	5,189	148,665
NextGen Healthcare, Inc. *	2,124	36,979
Olo, Inc. Class A *	7,063	57,634
ON24, Inc. *	3,171	27,778
OneSpan, Inc. *	1,918	33,565
Ouster, Inc. *	20,993	17,565

	Shares	Value
Outbrain, Inc. *	2,767	$ 11,428
PAR Technology Corp. *	1,317	44,725
Parsons Corp. *	2,575	115,205
Pear Therapeutics, Inc. *	4,327	1,103
Photronics, Inc. *	1,220	20,228
Phreesia, Inc. *	2,022	65,290
Playstudios, Inc. *	3,005	11,088
Porch Group, Inc. *	6,157	8,804
PowerSchool Holdings, Inc. Class A *	2,363	46,835
PROS Holdings, Inc. *	1,095	30,003
PubMatic, Inc. Class A *	301	4,160
Rackspace Technology, Inc. *	4,301	8,086
Rambus, Inc. *	1,335	68,432
Rigetti Computing, Inc. Class A *	9,241	6,685
Sapiens International Corp. NV (Israel)	663	14,400
SecureWorks Corp. Class A *	761	6,522
Sharecare, Inc. *	23,473	33,332
Skillsoft Corp. *	6,126	12,252
Skillz, Inc. *	23,514	13,948
SolarWinds Corp. *	3,614	31,080
Sumo Logic, Inc. *	3,290	39,414
Ultra Clean Holdings, Inc. *	2,302	76,334
Unisys Corp. *	1,262	4,897
Upland Software, Inc. *	2,206	9,486
Veeco Instruments, Inc. *	879	18,573
Veradigm, Inc. *	8,067	105,274
Verint Systems, Inc. *	430	16,013
Vuzix Corp. *	831	3,440
WM Technology, Inc. *	735	624
Xerox Holdings Corp.	8,748	134,719

		3,366,385

Utilities - 4.7%
ALLETE, Inc.	4,385	282,263
Altus Power, Inc. *	5,027	27,548
American States Water Co.	1,479	131,468
Artesian Resources Corp. Class A	209	11,570
Avista Corp.	5,525	234,536
Black Hills Corp.	4,974	313,859
California Water Service Group	3,072	178,790
Chesapeake Utilities Corp.	572	73,210
MGE Energy, Inc.	1,602	124,427
New Jersey Resources Corp.	6,777	360,536
Northwest Natural Holding Co.	2,653	126,177
NorthWestern Corp.	4,439	256,841
ONE Gas, Inc.	4,114	325,952
Ormat Technologies, Inc.	1,786	151,399
Otter Tail Corp.	1,743	125,967
PNM Resources, Inc.	6,538	318,270
Portland General Electric Co.	6,846	334,701
SJW Group	2,067	157,361
Southwest Gas Holdings, Inc. *	4,660	291,017
Spire, Inc.	3,901	273,616
Unitil Corp.	1,192	67,992
Via Renewables, Inc. *	39	717

		4,168,217

Total Common Stocks (Cost $97,371,668)		84,534,588

EXCHANGE-TRADED FUND - 2.6%
iShares Russell 2000 Value	16,830	2,306,047

Total Exchange-Traded Fund (Cost $2,395,707)		2,306,047

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.0%
Repurchase Agreement - 1.0%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $865,087; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $882,074)	$864,767	$864,767

Total Short-Term Investment (Cost $864,767)		864,767

TOTAL INVESTMENTS - 99.8% (Cost $100,632,142)		87,705,723

DERIVATIVES - 0.0%		28,793

OTHER ASSETS & LIABILITIES, NET - 0.2%		163,499

NET ASSETS - 100.0%		$87,898,015

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $312 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	06/23	119	$1,050,240	$1,079,033	$28,793

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Basic Materials	$9	$9	$-	$-
	Consumer, Non-Cyclical	312	-	-	312
	Total Rights	321	9	-	312
	Common Stocks
	Basic Materials	2,676,770	2,676,770	-	-
	Communications	3,008,660	3,008,660	-	-
	Consumer, Cyclical	10,646,264	10,646,264	-	-
	Consumer, Non-Cyclical	14,247,796	14,195,283	52,513	-
	Energy	4,640,494	4,640,494	-	-
	Financial	30,614,909	30,614,909	-	-
	Industrial	11,165,093	11,165,093	-	-
	Technology	3,366,385	3,366,385	-	-
	Utilities	4,168,217	4,168,217	-	-

	Total Common Stocks	84,534,588	84,482,075	52,513	-

	Exchange-Traded Fund	2,306,047	2,306,047	-	-
	Short-Term Investment	864,767	-	864,767	-
	Derivatives:
	Equity Contracts
	Futures	28,793	28,793	-	-

	Total	$87,734,516	$86,816,924	$917,280	$312

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Brazil - 0.0%
Localiza Rent a Car SA Exp 05/11/23 *	71	$184

Total Rights (Cost $0)		184

WARRANTS - 0.0%
Thailand - 0.0%
Minor International PCL Exercise @ THB 31.00 Exp 02/15/24 *	3,344	353

Total Warrants (Cost $0)		353

PREFERRED STOCKS - 2.0%
Brazil - 1.2%
Banco Bradesco SA	114,990	298,793
Centrais Eletricas Brasileiras SA Class B	5,500	39,369
Cia Energetica de Minas Gerais	29,945	67,589
Gerdau SA	24,885	124,169
Itau Unibanco Holding SA	104,400	509,595
Itausa SA	109,873	178,192
Petroleo Brasileiro SA	102,600	474,695

		1,692,402

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA Class B	3,076	247,166

Colombia - 0.0%
Bancolombia SA	9,736	61,004

Russia - 0.0%
Surgutneftegas PJSC * Ω ±	44,600	-

South Korea - 0.6%
Hyundai Motor Co.	806	59,537
Hyundai Motor Co.	448	32,569
LG Chem Ltd.	165	39,535
Samsung Electronics Co. Ltd.	17,725	737,619

		869,260

Total Preferred Stocks (Cost $3,263,839)		2,869,832

COMMON STOCKS - 95.3%
Australia - 0.2%
AngloGold Ashanti Ltd.	9,015	219,559

Brazil - 3.5%
Ambev SA	101,800	287,819
Atacadao SA	13,600	33,246
B3 SA - Brasil Bolsa Balcao	131,300	268,120
Banco Bradesco SA	34,400	80,427
Banco BTG Pactual SA	25,400	98,474
Banco do Brasil SA	18,500	142,753
Banco Santander Brasil SA	8,100	42,830

	Shares	Value
BB Seguridade Participacoes SA	15,100	$96,854
CCR SA	26,100	65,914
Centrais Eletricas Brasileiras SA	26,100	171,375
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7,400	73,891
Cia Siderurgica Nacional SA	14,300	43,562
Cosan SA	26,200	78,004
CPFL Energia SA	5,000	31,223
Energisa SA	4,300	34,088
Eneva SA *	18,700	38,629
Engie Brasil Energia SA	4,400	34,872
Equatorial Energia SA	21,900	116,490
Hapvida Participacoes e Investimentos SA * ~	100,043	51,715
Hypera SA	8,900	66,200
Inter & Co., Inc. BDR *	55	95
Klabin SA	16,800	59,962
Localiza Rent a Car SA	16,058	169,183
Lojas Renner SA	21,391	69,932
Magazine Luiza SA *	65,400	42,710
Natura & Co. Holding SA	19,400	50,524
Petro Rio SA *	15,200	93,537
Petroleo Brasileiro SA	80,100	418,639
Raia Drogasil SA	23,100	111,433
Rede D’Or Sao Luiz SA ~	12,440	52,131
Rumo SA	28,000	104,134
Sendas Distribuidora SA	26,100	80,023
Suzano SA	16,100	132,143
Telefonica Brasil SA	10,800	82,378
TIM SA	18,300	45,421
TOTVS SA	11,300	62,782
Ultrapar Participacoes SA	15,600	42,967
Vale SA	82,353	1,304,565
Vibra Energia SA	25,126	71,435
WEG SA	36,200	289,617

		5,140,097

Chile - 0.4%
Banco de Chile	979,329	95,113
Banco de Credito e Inversiones SA	1,273	37,316
Banco Santander Chile	1,420,823	63,007
Cencosud SA	30,174	58,306
Cia Cervecerias Unidas SA	2,785	21,420
Cia Sud Americana de Vapores SA	331,541	33,042
Empresas CMPC SA	24,220	40,476
Empresas COPEC SA	8,399	59,277
Enel Americas SA	462,127	60,870
Enel Chile SA	595,896	32,505
Falabella SA	16,179	37,207

		538,539

China - 31.6%
360 DigiTech, Inc. ADR	2,568	49,819
360 Security Technology, Inc. Class A	9,200	23,414
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,900	12,000
3SBio, Inc. ~	31,500	31,350
AAC Technologies Holdings, Inc. *	15,500	38,337
Advanced Micro-Fabrication Equipment, Inc. China Class A *	795	17,127
AECC Aero-Engine Control Co. Ltd. Class A	1,700	6,030
AECC Aviation Power Co. Ltd. Class A	3,400	21,397
Agricultural Bank of China Ltd. Class A	98,500	44,601
Agricultural Bank of China Ltd. Class H	644,000	238,490
Aier Eye Hospital Group Co. Ltd. Class A	9,251	41,812
Air China Ltd. Class A *	8,500	13,251
Air China Ltd. Class H *	42,000	37,563
Airtac International Group	3,232	126,402
Akeso, Inc. * ~	10,000	51,632
Alibaba Group Holding Ltd. *	319,320	4,044,343
Alibaba Health Information Technology Ltd. *	102,000	73,564
Aluminum Corp. of China Ltd. Class A	13,800	11,088

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Aluminum Corp. of China Ltd. Class H	90,000	$45,586
Amlogic Shanghai Co. Ltd. Class A *	381	4,660
Angel Yeast Co. Ltd. Class A	1,200	7,288
Anhui Conch Cement Co. Ltd. Class A	4,500	18,491
Anhui Conch Cement Co. Ltd. Class H	27,500	95,307
Anhui Gujing Distillery Co. Ltd. Class A	500	21,501
Anhui Gujing Distillery Co. Ltd. Class B	2,300	41,070
Anhui Honglu Steel Construction Group Co. Ltd. Class A	780	3,757
Anhui Kouzi Distillery Co. Ltd. Class A	800	8,198
Anhui Yingjia Distillery Co. Ltd. Class A	900	8,718
Anjoy Foods Group Co. Ltd. Class A	400	9,539
ANTA Sports Products Ltd.	26,400	383,304
Apeloa Pharmaceutical Co. Ltd. Class A	1,300	4,027
Asia - Potash International Investment Guangzhou Co. Ltd. Class A *	1,200	4,775
Asymchem Laboratories Tianjin Co. Ltd. Class A	480	9,313
Autobio Diagnostics Co. Ltd. Class A	800	7,100
Autohome, Inc. ADR	1,622	54,288
Avary Holding Shenzhen Co. Ltd. Class A	2,500	11,305
AVIC Industry-Finance Holdings Co. Ltd. Class A	11,600	6,921
AviChina Industry & Technology Co. Ltd. Class H	53,000	27,849
Avicopter PLC Class A	800	4,928
Baidu, Inc. Class A *	47,484	894,659
Bank of Beijing Co. Ltd. Class A	27,400	17,558
Bank of Changsha Co. Ltd. Class A	5,300	6,112
Bank of Chengdu Co. Ltd. Class A	4,700	9,277
Bank of China Ltd. Class A	106,300	52,274
Bank of China Ltd. Class H	1,625,000	622,971
Bank of Communications Co. Ltd. Class A	62,500	46,492
Bank of Communications Co. Ltd. Class H	173,000	108,800
Bank of Hangzhou Co. Ltd. Class A	7,600	12,843
Bank of Jiangsu Co. Ltd. Class A	19,080	19,516
Bank of Nanjing Co. Ltd. Class A	13,400	17,475
Bank of Ningbo Co. Ltd. Class A	8,510	33,803
Bank of Shanghai Co. Ltd. Class A	18,400	16,047
Bank of Suzhou Co. Ltd. Class A	4,700	4,764
Baoshan Iron & Steel Co. Ltd. Class A	28,800	26,151
BBMG Corp. Class A	10,000	3,566
BeiGene Ltd. *	13,289	221,192
Beijing Capital International Airport Co. Ltd. Class H *	40,000	29,460
Beijing Dabeinong Technology Group Co. Ltd. Class A *	5,800	6,594
Beijing Easpring Material Technology Co. Ltd. Class A	600	5,038
Beijing Enlight Media Co. Ltd. Class A	3,100	4,014
Beijing Enterprises Holdings Ltd.	11,000	39,595
Beijing Enterprises Water Group Ltd.	86,000	21,490
Beijing Kingsoft Office Software, Inc. Class A	428	29,469
Beijing New Building Materials PLC Class A	2,200	8,583
Beijing Shiji Information Technology Co. Ltd. Class A	2,268	8,474
Beijing Tongrentang Co. Ltd. Class A	1,800	14,452
Beijing United Information Technology Co. Ltd. Class A	680	8,212
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	780	13,184
Beijing Yanjing Brewery Co. Ltd. Class A	3,600	7,337
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	300	3,366
Bethel Automotive Safety Systems Co. Ltd. Class A	600	6,226
Betta Pharmaceuticals Co. Ltd. Class A	600	5,140
BGI Genomics Co. Ltd. Class A	600	6,027
Bilibili, Inc. Class Z *	4,082	96,051
Bloomage Biotechnology Corp. Ltd. Class A	618	10,206
BOC Aviation Ltd. ~	4,500	34,897
BOC International China Co. Ltd. Class A	3,500	5,480
BOE Technology Group Co. Ltd. Class A	48,300	31,209
Bosideng International Holdings Ltd.	70,000	39,061
BTG Hotels Group Co. Ltd. Class A	1,400	4,759
By-health Co. Ltd. Class A	2,300	7,134

	Shares	Value
BYD Co. Ltd. Class A	2,300	$85,688
BYD Co. Ltd. Class H	18,000	529,491
BYD Electronic International Co. Ltd.	14,500	45,126
C&D International Investment Group Ltd.	14,000	45,979
Caitong Securities Co. Ltd. Class A	5,950	6,509
Canmax Technologies Co. Ltd. Class A	800	5,974
CECEP Solar Energy Co. Ltd. Class A	5,100	5,084
CECEP Wind-Power Corp. Class A	7,120	4,013
CETC Cyberspace Security Technology Co. Ltd. Class A	1,200	6,806
CGN Power Co. Ltd. Class H ~	228,000	54,586
Changchun High & New Technology Industry Group, Inc. Class A	500	11,891
Changjiang Securities Co. Ltd. Class A	7,800	6,325
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	375	6,560
Chaozhou Three-Circle Group Co. Ltd. Class A	2,500	10,958
Chengtun Mining Group Co. Ltd. Class A	4,700	3,915
Chengxin Lithium Group Co. Ltd. Class A	1,200	6,028
China Baoan Group Co. Ltd. Class A	2,900	4,802
China Cinda Asset Management Co. Ltd. Class H	190,000	24,014
China CITIC Bank Corp. Ltd. Class H	192,000	96,588
China Coal Energy Co. Ltd. Class H	44,000	33,391
China Common Rich Renewable Energy Investments Ltd. * Ω ±	122,000	-
China Communications Services Corp. Ltd. Class H	52,000	25,587
China Conch Venture Holdings Ltd.	35,000	61,293
China Construction Bank Corp. Class A	12,800	11,066
China Construction Bank Corp. Class H	2,071,000	1,340,341
China CSSC Holdings Ltd. Class A	5,800	19,797
China Eastern Airlines Corp. Ltd. Class A *	14,700	11,018
China Energy Engineering Corp. Ltd.	41,700	14,631
China Everbright Bank Co. Ltd. Class A	58,000	25,406
China Everbright Bank Co. Ltd. Class H	61,000	18,505
China Everbright Environment Group Ltd.	79,000	33,884
China Feihe Ltd. ~	78,000	58,458
China Galaxy Securities Co. Ltd. Class A	4,400	6,437
China Galaxy Securities Co. Ltd. Class H	79,500	40,026
China Gas Holdings Ltd.	64,400	90,671
China Great Wall Securities Co. Ltd. Class A	4,300	5,191
China Greatwall Technology Group Co. Ltd. Class A	4,200	7,568
China Hongqiao Group Ltd.	50,500	48,530
China International Capital Corp. Ltd. Class A	1,500	8,495
China International Capital Corp. Ltd. Class H ~	32,800	65,808
China Jinmao Holdings Group Ltd.	129,624	25,235
China Jushi Co. Ltd. Class A	5,101	10,848
China Lesso Group Holdings Ltd.	23,000	20,551
China Life Insurance Co. Ltd. Class A	2,900	14,056
China Life Insurance Co. Ltd. Class H	163,000	267,494
China Literature Ltd. * ~	8,800	45,444
China Longyuan Power Group Corp. Ltd. Class H	72,000	82,139
China Medical System Holdings Ltd.	29,000	45,755
China Meheco Co. Ltd. Class A	2,100	4,204
China Meidong Auto Holdings Ltd.	14,000	30,196
China Mengniu Dairy Co. Ltd. *	68,000	278,762
China Merchants Bank Co. Ltd. Class A	25,600	127,492
China Merchants Bank Co. Ltd. Class H	85,000	431,631
China Merchants Energy Shipping Co. Ltd. Class A	10,500	10,716
China Merchants Port Holdings Co. Ltd.	31,192	47,886
China Merchants Securities Co. Ltd. Class A	9,500	19,067
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	10,000	19,765
China Minsheng Banking Corp. Ltd. Class A	80,700	40,543
China Minsheng Banking Corp. Ltd. Class H	87,500	29,982
China National Building Material Co. Ltd. Class H	84,000	69,042
China National Chemical Engineering Co. Ltd. Class A	7,900	10,669
China National Nuclear Power Co. Ltd. Class A	24,300	22,621
China National Software & Service Co. Ltd. Class A	900	9,031
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	4,700	17,858

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
China Oilfield Services Ltd. Class H	40,000	$41,120
China Overseas Land & Investment Ltd.	82,500	199,029
China Overseas Property Holdings Ltd.	30,000	36,600
China Pacific Insurance Group Co. Ltd. Class A	8,000	30,187
China Pacific Insurance Group Co. Ltd. Class H	58,000	153,763
China Petroleum & Chemical Corp. Class A	36,200	29,587
China Petroleum & Chemical Corp. Class H	556,000	328,107
China Power International Development Ltd.	106,108	42,253
China Railway Group Ltd. Class A	24,600	24,620
China Railway Group Ltd. Class H	94,000	57,362
China Railway Signal & Communication Corp. Ltd. Class A	9,535	7,526
China Rare Earth Resources & Technology Co. Ltd. Class A *	1,400	6,881
China Resources Beer Holdings Co. Ltd.	34,000	273,136
China Resources Cement Holdings Ltd.	52,000	25,535
China Resources Gas Group Ltd.	19,900	73,200
China Resources Land Ltd.	70,000	318,768
China Resources Microelectronics Ltd. Class A	1,414	12,465
China Resources Mixc Lifestyle Services Ltd. ~	14,800	77,815
China Resources Pharmaceutical Group Ltd. ~	34,000	26,902
China Resources Power Holdings Co. Ltd.	42,000	89,611
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,300	10,868
China Ruyi Holdings Ltd. *	120,000	31,383
China Shenhua Energy Co. Ltd. Class A	7,500	30,730
China Shenhua Energy Co. Ltd. Class H	74,000	232,872
China Southern Airlines Co. Ltd. Class A *	12,700	14,548
China Southern Airlines Co. Ltd. Class H *	42,000	29,965
China State Construction Engineering Corp. Ltd. Class A	54,100	45,614
China State Construction International Holdings Ltd.	44,000	49,778
China Taiping Insurance Holdings Co. Ltd.	31,000	32,962
China Three Gorges Renewables Group Co. Ltd. Class A	36,800	29,368
China Tourism Group Duty Free Corp. Ltd. Class A	2,444	65,265
China Tourism Group Duty Free Corp. Ltd. Class H * ~	1,600	39,490
China Tower Corp. Ltd. Class H ~	954,000	115,463
China Traditional Chinese Medicine Holdings Co. Ltd.	60,000	31,435
China United Network Communications Ltd. Class A	41,100	32,426
China Vanke Co. Ltd. Class A	12,600	27,842
China Vanke Co. Ltd. Class H	45,000	71,008
China Yangtze Power Co. Ltd. Class A	29,400	90,865
China Zhenhua Group Science & Technology Co. Ltd. Class A	700	9,183
China Zheshang Bank Co. Ltd. Class A *	21,600	8,996
Chinasoft International Ltd. *	58,000	36,744
Chongqing Brewery Co. Ltd. Class A	600	10,924
Chongqing Changan Automobile Co. Ltd. Class A	10,696	18,604
Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,000	3,686
Chongqing Rural Commercial Bank Co. Ltd. Class A	12,900	6,892
Chongqing Zhifei Biological Products Co. Ltd. Class A	2,100	25,093
Chow Tai Fook Jewellery Group Ltd. *	43,000	85,445
CITIC Ltd.	125,000	146,101
CITIC Securities Co. Ltd. Class A	14,480	43,216
CITIC Securities Co. Ltd. Class H	47,075	100,693
CMOC Group Ltd. Class A	19,000	16,546
CMOC Group Ltd. Class H	81,000	49,032
CNGR Advanced Material Co. Ltd. Class A	700	7,303
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	4,965	4,691
Contemporary Amperex Technology Co. Ltd. Class A	3,200	189,413
COSCO SHIPPING Development Co. Ltd. Class A	10,700	3,850
COSCO SHIPPING Energy Transportation Co. Ltd. Class A *	4,500	8,867
COSCO SHIPPING Holdings Co. Ltd. Class A	15,110	24,290
COSCO SHIPPING Holdings Co. Ltd. Class H	70,900	79,931

	Shares	Value
COSCO SHIPPING Ports Ltd.	40,000	$26,747
Country Garden Holdings Co. Ltd.	267,707	75,169
Country Garden Services Holdings Co. Ltd.	47,000	81,032
CRRC Corp. Ltd. Class A	28,200	25,135
CRRC Corp. Ltd. Class H	100,000	54,584
CSC Financial Co. Ltd. Class A	5,600	20,917
CSPC Pharmaceutical Group Ltd.	192,000	188,221
Daan Gene Co. Ltd. Class A	1,760	4,126
Dajin Heavy Industry Co. Ltd. Class A	800	4,098
Dali Foods Group Co. Ltd. ~	44,500	18,554
Daqin Railway Co. Ltd. Class A	19,200	20,109
Daqo New Energy Corp. ADR *	1,292	60,517
DaShenLin Pharmaceutical Group Co. Ltd. Class A	1,240	6,725
Datang International Power Generation Co. Ltd. Class A *	10,700	4,725
DHC Software Co. Ltd. Class A	3,700	4,479
Do-Fluoride Chemicals Co. Ltd. Class A	1,100	5,319
Dong-E-E-Jiao Co. Ltd. Class A	900	6,945
Dongfang Electric Corp. Ltd. Class A	3,600	9,939
Dongfeng Motor Group Co. Ltd. Class H	62,000	29,125
Dongxing Securities Co. Ltd. Class A	3,500	4,278
Dongyue Group Ltd.	32,000	33,075
East Buy Holding Ltd. * ~	8,500	36,384
East Money Information Co. Ltd. Class A	17,064	49,772
Ecovacs Robotics Co. Ltd. Class A	700	8,399
ENN Energy Holdings Ltd.	17,000	232,780
ENN Natural Gas Co. Ltd. Class A	3,300	10,011
Eve Energy Co. Ltd. Class A	2,600	26,405
Everbright Securities Co. Ltd. Class A	5,000	11,078
Fangda Carbon New Material Co. Ltd. Class A *	4,300	4,033
Far East Horizon Ltd.	33,000	29,634
FAW Jiefang Group Co. Ltd.	3,600	4,353
First Capital Securities Co. Ltd. Class A	6,000	5,214
Flat Glass Group Co. Ltd. Class A	2,100	10,491
Flat Glass Group Co. Ltd. Class H	9,000	25,742
Focus Media Information Technology Co. Ltd. Class A	18,600	18,579
Foshan Haitian Flavouring & Food Co. Ltd. Class A	5,024	55,952
Fosun International Ltd.	53,000	38,837
Foxconn Industrial Internet Co. Ltd. Class A	9,200	23,015
Fujian Sunner Development Co. Ltd. Class A	1,648	5,911
Fuyao Glass Industry Group Co. Ltd. Class A	1,900	9,614
Fuyao Glass Industry Group Co. Ltd. Class H ~	14,000	61,044
G-bits Network Technology Xiamen Co. Ltd. Class A	100	6,930
Ganfeng Lithium Group Co. Ltd. Class A	3,360	32,551
Ganfeng Lithium Group Co. Ltd. Class H ~	5,560	34,646
Gaona Aero Material Co. Ltd. Class A	600	3,293
GCL Technology Holdings Ltd. *	438,000	113,365
GD Power Development Co. Ltd. Class A *	23,000	12,735
GDS Holdings Ltd. Class A *	18,792	44,144
Geely Automobile Holdings Ltd.	130,000	167,521
GEM Co. Ltd. Class A	6,600	7,184
Gemdale Corp. Class A	6,100	7,432
Genscript Biotech Corp. *	26,000	55,623
GF Securities Co. Ltd. Class A	5,700	13,085
GF Securities Co. Ltd. Class H	26,800	37,906
GigaDevice Semiconductor, Inc. Class A	880	15,671
Ginlong Technologies Co. Ltd. Class A *	550	10,706
GoerTek, Inc. Class A	4,400	13,731
Gotion High-tech Co. Ltd. Class A	2,300	9,986
Great Wall Motor Co. Ltd. Class A	5,100	20,795
Great Wall Motor Co. Ltd. Class H	56,500	69,910
Gree Electric Appliances, Inc. of Zhuhai Class A	3,600	19,217
Greentown China Holdings Ltd.	19,000	24,591
Greentown Service Group Co. Ltd.	32,000	20,187
GRG Banking Equipment Co. Ltd. Class A	3,500	6,244
Guangdong Haid Group Co. Ltd. Class A	2,200	18,688
Guangdong HEC Technology Holding Co. Ltd. Class A	3,900	5,082
Guangdong Investment Ltd.	64,000	65,470

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Guangdong Kinlong Hardware Products Co. Ltd. Class A	400	$4,672
Guanghui Energy Co. Ltd. Class A	8,500	11,444
Guangzhou Automobile Group Co. Ltd. Class A	4,100	6,659
Guangzhou Automobile Group Co. Ltd. Class H	70,000	44,233
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,800	8,669
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	600	4,973
Guangzhou Haige Communications Group, Inc. Co. Class A	2,600	3,977
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	600	7,696
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	900	9,805
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,460	15,043
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	5,515	5,288
Guolian Securities Co. Ltd. Class A	3,500	5,402
Guosen Securities Co. Ltd. Class A	8,200	11,193
Guotai Junan Securities Co. Ltd. Class A	9,600	20,089
Guoyuan Securities Co. Ltd. Class A	6,200	6,106
H World Group Ltd. ADR *	4,159	203,708
Haidilao International Holding Ltd. * ~	24,000	65,045
Haier Smart Home Co. Ltd. Class A	6,700	22,096
Haier Smart Home Co. Ltd. Class H	51,000	159,695
Haitian International Holdings Ltd.	14,000	36,291
Haitong Securities Co. Ltd. Class A	9,400	12,070
Haitong Securities Co. Ltd. Class H	69,200	43,196
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	4,000	5,302
Hangzhou Chang Chuan Technology Co. Ltd. Class A	800	5,634
Hangzhou First Applied Material Co. Ltd. Class A	1,728	14,773
Hangzhou Lion Electronics Co. Ltd. Class A	900	7,150
Hangzhou Oxygen Plant Group Co. Ltd. Class A	1,300	6,303
Hangzhou Robam Appliances Co. Ltd. Class A	1,100	4,543
Hangzhou Silan Microelectronics Co. Ltd. Class A	1,800	9,710
Hangzhou Tigermed Consulting Co. Ltd. Class A	700	9,754
Hangzhou Tigermed Consulting Co. Ltd. Class H ~	2,300	21,670
Hansoh Pharmaceutical Group Co. Ltd. ~	26,000	45,071
Heilongjiang Agriculture Co. Ltd. Class A	2,600	5,089
Henan Shenhuo Coal & Power Co. Ltd. Class A	2,900	7,462
Henan Shuanghui Investment & Development Co. Ltd. Class A	4,470	16,868
Hengan International Group Co. Ltd.	14,000	64,849
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	2,100	6,280
Hengli Petrochemical Co. Ltd. Class A	7,600	17,932
Hengtong Optic-electric Co. Ltd. Class A	3,100	6,816
Hengyi Petrochemical Co. Ltd. Class A	4,700	5,554
Hesteel Co. Ltd. Class A	12,225	4,146
Hithink RoyalFlush Information Network Co. Ltd. Class A	700	20,850
Hongfa Technology Co. Ltd. Class A	720	3,418
Hoshine Silicon Industry Co. Ltd. Class A	1,000	12,094
Hua Hong Semiconductor Ltd. * ~	13,000	57,641
Huadian Power International Corp. Ltd. Class A	10,500	8,855
Huadong Medicine Co. Ltd. Class A	2,300	15,510
Huafon Chemical Co. Ltd. Class A	6,700	7,281
Huaibei Mining Holdings Co. Ltd. Class A	3,200	6,312
Hualan Biological Engineering, Inc. Class A	2,500	7,963
Huaneng Power International, Inc. Class A *	10,800	13,472
Huaneng Power International, Inc. Class H *	90,000	47,279
Huatai Securities Co. Ltd. Class A	8,300	15,441
Huatai Securities Co. Ltd. Class H ~	35,600	40,639
Huaxi Securities Co. Ltd. Class A	3,600	4,311
Huaxia Bank Co. Ltd. Class A	17,200	13,480
Huaxin Cement Co. Ltd. Class A	1,900	4,299
Huayu Automotive Systems Co. Ltd. Class A	4,100	9,985
Hubei Feilihua Quartz Glass Co. Ltd. Class A	700	4,478

	Shares	Value
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	1,200	$4,982
Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,500	6,657
Huizhou Desay Sv Automotive Co. Ltd. Class A	700	11,299
Humanwell Healthcare Group Co. Ltd. Class A	2,200	8,570
Hunan Changyuan Lico Co. Ltd. Class A	2,469	5,402
Hunan Valin Steel Co. Ltd. Class A	9,200	7,459
Hundsun Technologies, Inc. Class A	2,476	19,188
Hygeia Healthcare Holdings Co. Ltd. * ~	7,400	52,766
Iflytek Co. Ltd. Class A	3,000	27,798
Imeik Technology Development Co. Ltd. Class A	300	24,405
Industrial & Commercial Bank of China Ltd. Class A	72,800	47,269
Industrial & Commercial Bank of China Ltd. Class H	1,226,000	651,544
Industrial Bank Co. Ltd. Class A	26,861	66,119
Industrial Securities Co. Ltd. Class A	10,960	9,765
Ingenic Semiconductor Co. Ltd. Class A	600	7,786
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	59,000	16,242
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,500	4,891
Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,680	3,754
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	11,600	7,629
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	8,300	35,110
Inner Mongolia Yitai Coal Co. Ltd. Class B	22,900	33,658
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	5,100	6,404
Innovent Biologics, Inc. * ~	23,000	103,167
Inspur Electronic Information Industry Co. Ltd. Class A	1,900	9,730
iQIYI, Inc. ADR *	9,370	68,214
JA Solar Technology Co. Ltd. Class A	3,040	25,309
Jafron Biomedical Co. Ltd. Class A	900	3,975
Jason Furniture Hangzhou Co. Ltd. Class A	1,110	6,553
JCET Group Co. Ltd. Class A	2,300	10,883
JD Health International, Inc. * ~	23,950	177,588
JD.com, Inc. Class A	46,575	1,017,021
Jiangsu Eastern Shenghong Co. Ltd. Class A	5,300	10,492
Jiangsu Expressway Co. Ltd. Class H	26,000	24,179
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,700	16,388
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	8,200	51,088
Jiangsu King’s Luck Brewery JSC Ltd. Class A	1,600	15,097
Jiangsu Pacific Quartz Co. Ltd. Class A	500	8,986
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,900	45,608
Jiangsu Yangnong Chemical Co. Ltd. Class A	400	5,655
Jiangsu Yoke Technology Co. Ltd. Class A	600	4,554
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	1,200	5,556
Jiangsu Zhongtian Technology Co. Ltd. Class A	4,400	10,955
Jiangxi Copper Co. Ltd. Class A	800	2,303
Jiangxi Copper Co. Ltd. Class H	27,000	45,711
Jiangxi Special Electric Motor Co. Ltd. Class A *	2,200	4,935
JiuGui Liquor Co. Ltd. Class A	400	7,517
Jiumaojiu International Holdings Ltd. ~	16,000	38,037
Jizhong Energy Resources Co. Ltd. Class A	4,700	4,677
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	2,700	5,179
Joinn Laboratories China Co. Ltd. Class A	620	4,725
Jointown Pharmaceutical Group Co. Ltd. Class A	2,500	5,435
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	1,100	5,947
JOYY, Inc. ADR	1,007	31,398
Juewei Food Co. Ltd. Class A	700	4,471
Juneyao Airlines Co. Ltd. Class A *	2,400	6,289
Kanzhun Ltd. ADR *	3,925	74,693
KE Holdings, Inc. ADR *	14,354	270,429
Keda Industrial Group Co. Ltd.	2,500	5,259
Kingboard Holdings Ltd.	14,500	44,585
Kingdee International Software Group Co. Ltd. *	56,000	90,461
Kingsoft Corp. Ltd.	20,600	101,268
Kuaishou Technology * ~	38,100	292,963
Kuang-Chi Technologies Co. Ltd. Class A	3,000	7,247
Kunlun Energy Co. Ltd.	84,000	65,581

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Kweichow Moutai Co. Ltd. Class A	1,600	$422,655
LB Group Co. Ltd. Class A	3,100	9,124
Lenovo Group Ltd.	156,000	169,013
Lens Technology Co. Ltd. Class A	6,400	12,583
Lepu Medical Technology Beijing Co. Ltd. Class A	2,300	7,755
Li Auto, Inc. Class A *	24,246	303,222
Li Ning Co. Ltd.	51,000	401,059
Liaoning Port Co. Ltd. Class A	24,200	5,638
Lingyi iTech Guangdong Co. Class A *	9,600	8,653
Livzon Pharmaceutical Group, Inc. Class A	700	3,806
Longfor Group Holdings Ltd. ~	40,500	114,225
LONGi Green Energy Technology Co. Ltd. Class A	9,802	57,678
Lufax Holding Ltd. ADR	14,765	30,121
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	340	2,253
Luxi Chemical Group Co. Ltd. Class A	2,600	5,162
Luxshare Precision Industry Co. Ltd. Class A	9,200	40,640
Luzhou Laojiao Co. Ltd. Class A	1,900	70,168
Mango Excellent Media Co. Ltd. Class A	2,400	13,012
Maxscend Microelectronics Co. Ltd. Class A	680	12,330
Meihua Holdings Group Co. Ltd. Class A	3,900	5,554
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A *	4,300	4,711
Meituan Class B * ~	104,890	1,902,937
Metallurgical Corp. of China Ltd. Class A	23,000	13,052
Microport Scientific Corp. *	13,800	32,502
Ming Yang Smart Energy Group Ltd. Class A	2,900	9,516
MINISO Group Holding Ltd. ADR	2,046	36,296
Minth Group Ltd.	16,000	48,563
Montage Technology Co. Ltd. Class A	1,462	14,832
Muyuan Foods Co. Ltd. Class A	6,860	48,853
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	2,343	5,565
NARI Technology Co. Ltd. Class A	8,632	34,034
NAURA Technology Group Co. Ltd. Class A	700	27,163
NavInfo Co. Ltd. Class A	3,400	6,701
NetEase, Inc.	42,405	748,570
New China Life Insurance Co. Ltd. Class A	4,900	21,724
New China Life Insurance Co. Ltd. Class H	15,000	35,625
New Hope Liuhe Co. Ltd. Class A *	5,900	11,362
New Oriental Education & Technology Group, Inc. *	32,900	126,256
Ninestar Corp. Class A	1,800	11,755
Ningbo Deye Technology Co. Ltd. Class A	300	11,293
Ningbo Joyson Electronic Corp. Class A *	1,700	3,777
Ningbo Orient Wires & Cables Co. Ltd. Class A	900	6,452
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	579	5,782
Ningbo Shanshan Co. Ltd. Class A	2,900	7,282
Ningbo Tuopu Group Co. Ltd. Class A	1,400	13,120
Ningxia Baofeng Energy Group Co. Ltd. Class A	9,500	20,416
NIO, Inc. ADR *	29,503	310,077
Nongfu Spring Co. Ltd. Class H ~	38,000	219,101
North Industries Group Red Arrow Co. Ltd. Class A	1,800	5,986
Offcn Education Technology Co. Ltd. Class A *	7,900	5,615
Offshore Oil Engineering Co. Ltd. Class A	5,200	4,639
Oppein Home Group, Inc. Class A	700	12,314
Orient Securities Co. Ltd. Class A	9,592	13,683
Ovctek China, Inc. Class A	1,120	5,399
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A *	11,100	7,977
PDD Holdings, Inc. ADR *	10,893	826,779
People’s Insurance Co. Group of China Ltd. Class A	46,500	35,212
People’s Insurance Co. Group of China Ltd. Class H	94,000	31,366
Perfect World Co. Ltd. Class A	2,497	6,186
PetroChina Co. Ltd. Class A	22,900	19,718
PetroChina Co. Ltd. Class H	462,000	272,919
Pharmaron Beijing Co. Ltd. Class A	1,300	9,271
Pharmaron Beijing Co. Ltd. Class H ~	4,200	17,577
PICC Property & Casualty Co. Ltd. Class H	148,000	150,976
Ping An Bank Co. Ltd. Class A	25,000	45,556
Ping An Healthcare and Technology Co. Ltd. * ~	10,800	27,196

	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class A	13,400	$88,770
Ping An Insurance Group Co. of China Ltd. Class H	137,000	886,282
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	3,100	4,672
Poly Developments & Holdings Group Co. Ltd. Class A	15,400	31,617
Pop Mart International Group Ltd. ~	11,800	32,133
Porton Pharma Solutions Ltd. Class A	700	3,778
Postal Savings Bank of China Co. Ltd. Class A	27,700	18,756
Postal Savings Bank of China Co. Ltd. Class H ~	179,000	106,157
Power Construction Corp. of China Ltd. Class A	22,200	23,020
Proya Cosmetics Co. Ltd. Class A	180	4,766
Pylon Technologies Co. Ltd. Class A	226	8,081
Qinghai Salt Lake Industry Co. Ltd. Class A *	7,000	22,770
Raytron Technology Co. Ltd. Class A	570	4,060
Risen Energy Co. Ltd. Class A *	1,500	6,089
Riyue Heavy Industry Co. Ltd. Class A	1,200	3,887
Rongsheng Petrochemical Co. Ltd. Class A	13,097	28,863
SAIC Motor Corp. Ltd. Class A	10,100	21,137
Sailun Group Co. Ltd. Class A	4,000	6,303
Sangfor Technologies, Inc. Class A	500	10,782
Sany Heavy Equipment International Holdings Co. Ltd.	24,000	24,946
Sany Heavy Industry Co. Ltd. Class A	11,000	27,334
Satellite Chemical Co. Ltd. Class A	4,298	10,000
SDIC Capital Co. Ltd. Class A	8,200	8,282
Sealand Securities Co. Ltd. Class A	6,700	3,315
Seazen Holdings Co. Ltd. Class A *	3,014	7,147
SF Holding Co. Ltd. Class A	6,300	50,719
SG Micro Corp. Class A	475	10,748
Shaanxi Coal Industry Co. Ltd. Class A	12,500	36,997
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,100	6,225
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	1,200	3,464
Shandong Gold Mining Co. Ltd. Class A	3,500	11,220
Shandong Gold Mining Co. Ltd. Class H ~	17,750	36,064
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	2,710	13,904
Shandong Linglong Tyre Co. Ltd. Class A	2,100	5,979
Shandong Nanshan Aluminum Co. Ltd. Class A	15,800	7,797
Shandong Sun Paper Industry JSC Ltd. Class A	3,800	6,735
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	400	3,986
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	53,600	85,648
Shanghai Aiko Solar Energy Co. Ltd. Class A *	1,700	8,205
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	1,316	7,832
Shanghai Baosight Software Co. Ltd. Class A	2,047	17,349
Shanghai Baosight Software Co. Ltd. Class B	10,390	34,354
Shanghai Construction Group Co. Ltd. Class A	12,800	5,089
Shanghai Electric Group Co. Ltd. Class A *	16,300	10,493
Shanghai Electric Power Co. Ltd. Class A *	3,600	5,205
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	4,800	22,659
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,000	19,902
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	96	2,561
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	729	6,949
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	6,000	22,171
Shanghai International Airport Co. Ltd. Class A *	1,600	12,981
Shanghai International Port Group Co. Ltd. Class A	12,000	9,688
Shanghai Jinjiang International Hotels Co. Ltd. Class A	1,200	10,992
Shanghai Junshi Biosciences Co. Ltd. Class A *	985	6,876
Shanghai Lingang Holdings Corp. Ltd. Class A	3,500	6,472
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	23,700	18,321
Shanghai M&G Stationery, Inc. Class A	1,200	8,575

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Shanghai Medicilon, Inc. Class A	78	$1,773
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,000	5,929
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	19,400	36,229
Shanghai Pudong Development Bank Co. Ltd. Class A	37,936	39,703
Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,820	13,248
Shanghai RAAS Blood Products Co. Ltd. Class A	8,600	8,047
Shanghai Rural Commercial Bank Co. Ltd. Class A	12,500	10,483
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	5,200	6,150
Shanxi Coking Coal Energy Group Co. Ltd. Class A	5,300	8,479
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	3,900	12,434
Shanxi Meijin Energy Co. Ltd. Class A	5,700	7,624
Shanxi Securities Co. Ltd. Class A	3,800	3,214
Shanxi Taigang Stainless Steel Co. Ltd. Class A	6,200	3,919
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,540	60,897
Shenghe Resources Holding Co. Ltd. Class A	2,300	4,741
Shengyi Technology Co. Ltd. Class A	3,000	8,070
Shennan Circuits Co. Ltd. Class A	700	9,415
Shenwan Hongyuan Group Co. Ltd. Class A	28,900	17,551
Shenzhen Capchem Technology Co. Ltd. Class A	920	6,553
Shenzhen Dynanonic Co. Ltd. Class A	200	5,528
Shenzhen Energy Group Co. Ltd. Class A	6,200	5,518
Shenzhen Inovance Technology Co. Ltd. Class A	3,450	35,344
Shenzhen International Holdings Ltd.	31,118	27,534
Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,460	6,725
Shenzhen Kedali Industry Co. Ltd. Class A	300	5,664
Shenzhen Kstar Science & Technology Co. Ltd. Class A	800	5,445
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,600	72,595
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,000	8,902
Shenzhen Overseas Chinese Town Co. Ltd. Class A	11,200	7,861
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,500	7,727
Shenzhen SC New Energy Technology Corp. Class A	500	8,332
Shenzhen Senior Technology Material Co. Ltd. Class A	1,698	4,763
Shenzhen Sunlord Electronics Co. Ltd. Class A	1,200	4,569
Shenzhen Transsion Holdings Co. Ltd. Class A	1,037	15,283
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	1,200	4,867
Shenzhou International Group Holdings Ltd.	17,800	186,725
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	2,120	8,975
Sichuan Chuantou Energy Co. Ltd. Class A	4,800	9,249
Sichuan Hebang Biotechnology Co. Ltd. Class A	9,900	4,316
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	2,000	8,284
Sichuan New Energy Power Co. Ltd. *	2,000	4,643
Sichuan Road & Bridge Co. Ltd. Class A	6,700	13,455
Sichuan Swellfun Co. Ltd. Class A	582	6,376
Sichuan Yahua Industrial Group Co. Ltd. Class A	1,300	4,012
Sieyuan Electric Co. Ltd. Class A	1,000	6,655
Silergy Corp.	7,000	111,136
Sinoma Science & Technology Co. Ltd. Class A	2,300	8,086
Sinomine Resource Group Co. Ltd. Class A	620	6,352
Sinopec Shanghai Petrochemical Co. Ltd. Class A	10,100	4,966
Sinopharm Group Co. Ltd. Class H	28,800	87,027
Skshu Paint Co. Ltd. Class A *	520	8,808
Smoore International Holdings Ltd. ~	39,000	49,927
Songcheng Performance Development Co. Ltd. Class A	3,600	8,540
SooChow Securities Co. Ltd. Class A	6,910	6,957

	Shares	Value
Southwest Securities Co. Ltd. Class A	9,800	$5,554
StarPower Semiconductor Ltd. Class A	200	8,004
Sungrow Power Supply Co. Ltd. Class A	1,900	29,055
Sunny Optical Technology Group Co. Ltd.	15,400	185,826
Sunwoda Electronic Co. Ltd. Class A	2,200	6,458
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,200	9,707
Suzhou Maxwell Technologies Co. Ltd. Class A	260	11,540
TAL Education Group ADR *	9,717	62,286
Tangshan Jidong Cement Co. Ltd. Class A	3,300	4,167
TBEA Co. Ltd. Class A	5,000	15,794
TCL Technology Group Corp. Class A	22,000	14,177
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	4,200	29,593
Tencent Holdings Ltd.	134,100	6,553,372
Tencent Music Entertainment Group ADR *	15,333	126,957
Thunder Software Technology Co. Ltd. Class A	600	9,469
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	900	4,054
Tianma Microelectronics Co. Ltd. Class A	2,700	4,134
Tianqi Lithium Corp. Class A *	1,900	20,917
Tianshan Aluminum Group Co. Ltd. Class A	5,000	5,518
Tianshui Huatian Technology Co. Ltd. Class A	4,400	6,483
Tibet Summit Resources Co. Ltd. Class A *	1,000	3,335
Tingyi Cayman Islands Holding Corp.	42,000	70,285
Titan Wind Energy Suzhou Co. Ltd. Class A	2,400	5,155
Toly Bread Co. Ltd. Class A	1,568	3,553
Tongcheng Travel Holdings Ltd. *	26,400	57,466
TongFu Microelectronics Co. Ltd. Class A *	2,000	6,477
Tongkun Group Co. Ltd. Class A	3,100	6,479
Tongling Nonferrous Metals Group Co. Ltd. Class A	13,600	6,366
Tongwei Co. Ltd. Class A	5,800	32,863
Topchoice Medical Corp. Class A *	400	7,522
Topsports International Holdings Ltd. ~	40,000	36,462
TravelSky Technology Ltd. Class H	20,000	37,267
Trina Solar Co. Ltd. Class A	2,801	21,221
Trip.com Group Ltd. ADR *	11,749	442,585
Tsingtao Brewery Co. Ltd. Class A	700	12,284
Tsingtao Brewery Co. Ltd. Class H	14,000	153,023
Uni-President China Holdings Ltd.	28,000	28,240
Unigroup Guoxin Microelectronics Co. Ltd. Class A	1,139	18,424
Unisplendour Corp. Ltd. Class A	3,700	15,799
Vipshop Holdings Ltd. ADR *	9,010	136,772
Walvax Biotechnology Co. Ltd. Class A	2,100	10,530
Wanda Film Holding Co. Ltd. Class A *	2,800	5,830
Wanhua Chemical Group Co. Ltd. Class A	4,100	57,145
Want Want China Holdings Ltd.	102,000	65,626
Weibo Corp. ADR *	1,526	30,612
Weichai Power Co. Ltd. Class A	6,500	11,937
Weichai Power Co. Ltd. Class H	45,000	72,208
Weihai Guangwei Composites Co. Ltd. Class A	600	4,459
Wens Foodstuffs Group Co. Ltd. Class A	8,500	25,321
Western Mining Co. Ltd. Class A	3,100	5,708
Western Securities Co. Ltd. Class A	6,400	5,934
Western Superconducting Technologies Co. Ltd. Class A	502	5,970
Will Semiconductor Co. Ltd. Class A	1,480	19,678
Wingtech Technology Co. Ltd. Class A	1,600	12,898
Wuchan Zhongda Group Co. Ltd. Class A	6,000	4,237
Wuhan DR Laser Technology Corp. Ltd. Class A	200	3,149
Wuhan Guide Infrared Co. Ltd. Class A	4,196	7,393
Wuliangye Yibin Co. Ltd. Class A	5,000	142,852
WUS Printed Circuit Kunshan Co. Ltd. Class A	2,700	8,451
WuXi AppTec Co. Ltd. Class A	3,100	35,847
WuXi AppTec Co. Ltd. Class H ~	7,840	82,107
Wuxi Biologics Cayman, Inc. * ~	77,500	477,552
Wuxi Shangji Automation Co. Ltd. Class A	520	7,736
XCMG Construction Machinery Co. Ltd. Class A	15,200	15,334
Xiamen C & D, Inc. Class A	4,000	7,014
Xiamen Faratronic Co. Ltd. Class A	300	6,383
Xiamen Tungsten Co. Ltd. Class A	1,600	4,746
Xiaomi Corp. Class B * ~	328,000	504,776

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	4,400	$7,077
Xinjiang Zhongtai Chemical Co. Ltd. Class A	3,100	3,272
Xinyi Solar Holdings Ltd.	106,081	127,170
XPeng, Inc. Class A *	18,408	102,180
Xtep International Holdings Ltd.	28,500	36,299
Yadea Group Holdings Ltd. ~	26,000	66,974
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	700	5,611
Yankuang Energy Group Co. Ltd. Class A	2,800	14,508
Yankuang Energy Group Co. Ltd. Class H	34,000	121,735
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	1,400	5,769
Yealink Network Technology Corp. Ltd. Class A	1,200	13,298
Yifeng Pharmacy Chain Co. Ltd. Class A	980	8,263
Yihai International Holding Ltd. *	10,000	29,381
Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,900	11,916
Yintai Gold Co. Ltd. Class A	3,800	7,274
YongXing Special Materials Technology Co. Ltd. Class A	500	6,131
Yonyou Network Technology Co. Ltd. Class A	4,400	16,133
Youngor Group Co. Ltd. Class A	5,900	5,601
Youngy Co. Ltd. Class A *	300	3,314
YTO Express Group Co. Ltd. Class A	4,400	11,718
Yuan Longping High-tech Agriculture Co. Ltd. Class A *	1,500	3,626
Yuexiu Property Co. Ltd.	29,600	44,756
Yum China Holdings, Inc.	9,012	571,271
Yunda Holding Co. Ltd. Class A	3,700	6,364
Yunnan Aluminium Co. Ltd. Class A	4,600	9,103
Yunnan Baiyao Group Co. Ltd. Class A	2,260	17,988
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	400	7,457
Yunnan Energy New Material Co. Ltd. Class A	1,200	19,913
Yunnan Tin Co. Ltd. Class A	1,800	3,886
Yunnan Yuntianhua Co. Ltd. Class A *	2,400	7,415
Zai Lab Ltd. ADR *	1,898	63,127
Zangge Mining Co. Ltd. Class A	2,000	7,041
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	800	33,096
Zhaojin Mining Industry Co. Ltd. Class H *	25,500	38,670
Zhefu Holding Group Co. Ltd. Class A	7,800	4,624
Zhejiang Century Huatong Group Co. Ltd. Class A *	10,020	8,794
Zhejiang China Commodities City Group Co. Ltd. Class A	8,000	6,733
Zhejiang Chint Electrics Co. Ltd. Class A	2,800	11,402
Zhejiang Dahua Technology Co. Ltd. Class A	2,800	9,217
Zhejiang Dingli Machinery Co. Ltd. Class A	700	5,584
Zhejiang Expressway Co. Ltd. Class H	30,000	23,868
Zhejiang HangKe Technology, Inc. Co. Class A	553	3,622
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	2,100	6,164
Zhejiang Huayou Cobalt Co. Ltd. Class A	2,075	16,627
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,700	16,211
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	1,200	5,808
Zhejiang Juhua Co. Ltd. Class A	3,500	9,002
Zhejiang NHU Co. Ltd. Class A	4,004	10,458
Zhejiang Supcon Technology Co. Ltd. Class A	447	6,779
Zhejiang Supor Co. Ltd. Class A	600	4,723
Zhejiang Weiming Environment Protection Co. Ltd. Class A	2,420	6,427
Zhejiang Weixing New Building Materials Co. Ltd. Class A	2,000	7,062
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	700	4,850
Zhejiang Yongtai Technology Co. Ltd. Class A	1,000	3,050
Zheshang Securities Co. Ltd. Class A	4,900	7,191
ZhongAn Online P&C Insurance Co. Ltd. Class H * ~	15,300	48,080
Zhongji Innolight Co. Ltd. Class A	900	7,714
Zhongsheng Group Holdings Ltd.	13,000	64,056
Zhongtai Securities Co. Ltd. Class A	8,000	7,811

	Shares	Value
Zhuzhou CRRC Times Electric Co. Ltd.	12,100	$52,645
Zhuzhou CRRC Times Electric Co. Ltd. Class A	532	3,702
Zhuzhou Hongda Electronics Corp. Ltd. Class A	600	3,989
Zhuzhou Kibing Group Co. Ltd. Class A	3,900	5,929
Zibo Qixiang Tengda Chemical Co. Ltd. Class A *	3,500	3,653
Zijin Mining Group Co. Ltd. Class A	24,100	43,306
Zijin Mining Group Co. Ltd. Class H	126,000	210,213
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	9,100	8,227
ZTE Corp. Class A	4,500	21,327
ZTE Corp. Class H	17,400	50,997
ZTO Express Cayman, Inc. ADR	9,101	260,835

		45,893,650

Colombia - 0.0%
Bancolombia SA	5,490	41,248
Interconexion Electrica SA ESP	9,542	31,042

		72,290

Czech Republic - 0.2%
CEZ AS	3,476	168,821
Komercni banka AS	1,636	54,284
Moneta Money Bank AS ~	7,149	28,691

		251,796

Egypt - 0.1%
Commercial International Bank Egypt SAE	54,598	90,367
Eastern Co. SAE	22,277	12,684
Egyptian Financial Group-Hermes Holding Co. *	16,282	8,865

		111,916

Greece - 0.4%
Alpha Services and Holdings SA *	48,042	59,045
Eurobank Ergasias Services and Holdings SA *	55,961	74,147
Hellenic Telecommunications Organization SA	4,287	62,787
JUMBO SA	2,492	52,880
Motor Oil Hellas Corinth Refineries SA	1,312	33,676
Mytilineos SA	2,155	61,435
National Bank of Greece SA *	11,820	57,552
OPAP SA *	4,303	69,016
Public Power Corp. SA *	4,529	39,420
Terna Energy SA	1,246	26,545

		536,503

Hong Kong - 0.2%
Kingboard Laminates Holdings Ltd.	20,000	20,905
Nine Dragons Paper Holdings Ltd.	35,000	26,204
Orient Overseas International Ltd.	3,000	57,586
Sino Biopharmaceutical Ltd.	223,000	124,991
Vinda International Holdings Ltd.	8,000	19,307

		248,993

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	8,828	64,655
OTP Bank Nyrt	4,825	137,751
Richter Gedeon Nyrt	3,009	62,825

		265,231

India - 12.7%
ABB India Ltd.	1,141	46,814
ACC Ltd.	1,414	28,778
Adani Enterprises Ltd.	3,683	78,811
Adani Green Energy Ltd. *	6,823	73,251
Adani Ports & Special Economic Zone Ltd.	11,373	87,837
Adani Power Ltd. *	16,612	38,788
Adani Total Gas Ltd.	5,921	62,438
Adani Transmission Ltd. *	6,006	72,667
Ambuja Cements Ltd. *	12,827	57,270

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Apollo Hospitals Enterprise Ltd.	2,167	$113,964
Asian Paints Ltd.	8,261	278,327
AU Small Finance Bank Ltd. ~	3,586	25,370
Aurobindo Pharma Ltd.	5,669	35,826
Avenue Supermarts Ltd. * ~	3,488	144,738
Axis Bank Ltd.	48,993	513,288
Bajaj Auto Ltd.	1,463	69,207
Bajaj Finance Ltd.	5,868	402,631
Bajaj Finserv Ltd.	8,232	127,368
Bajaj Holdings & Investment Ltd.	575	41,512
Balkrishna Industries Ltd.	1,666	39,667
Bandhan Bank Ltd. * ~	13,874	33,169
Bank of Baroda	22,273	45,940
Berger Paints India Ltd.	5,234	37,119
Bharat Electronics Ltd.	78,673	93,635
Bharat Forge Ltd.	5,517	51,864
Bharat Petroleum Corp. Ltd.	18,690	78,453
Bharti Airtel Ltd.	47,929	437,089
Britannia Industries Ltd.	2,335	123,079
CG Power & Industrial Solutions Ltd.	13,152	48,118
Cholamandalam Investment and Finance Co. Ltd.	8,847	82,203
Cipla Ltd.	10,424	114,410
Coal India Ltd.	33,184	86,504
Colgate-Palmolive India Ltd.	2,635	48,384
Container Corp. Of India Ltd.	5,903	41,774
Dabur India Ltd.	13,349	88,637
Divi’s Laboratories Ltd.	2,858	98,411
DLF Ltd.	13,314	58,015
Dr Reddy’s Laboratories Ltd.	2,509	141,479
Eicher Motors Ltd.	2,945	105,818
GAIL India Ltd.	49,575	63,622
Godrej Consumer Products Ltd. *	8,807	103,950
Godrej Properties Ltd. *	2,693	33,910
Grasim Industries Ltd.	5,674	112,941
Havells India Ltd.	5,398	78,268
HCL Technologies Ltd.	20,458	271,592
HDFC Life Insurance Co. Ltd. ~	20,828	126,659
Hero MotoCorp Ltd.	2,368	67,803
Hindalco Industries Ltd.	29,050	144,033
Hindustan Petroleum Corp. Ltd.	13,747	39,710
Hindustan Unilever Ltd.	17,711	553,102
Housing Development Finance Corp. Ltd.	37,226	1,193,765
ICICI Bank Ltd.	111,159	1,187,894
ICICI Lombard General Insurance Co. Ltd. ~	5,184	67,564
ICICI Prudential Life Insurance Co. Ltd. ~	7,744	41,151
Indian Hotels Co. Ltd.	18,351	72,649
Indian Oil Corp. Ltd.	60,839	57,791
Indian Railway Catering & Tourism Corp. Ltd.	5,167	36,112
Indraprastha Gas Ltd.	6,783	35,451
Indus Towers Ltd.	14,499	25,276
Info Edge India Ltd.	1,528	69,499
Infosys Ltd.	72,507	1,267,650
InterGlobe Aviation Ltd. * ~	2,076	48,369
ITC Ltd.	64,153	300,164
Jindal Steel & Power Ltd.	7,695	51,350
JSW Steel Ltd.	15,625	131,198
Jubilant Foodworks Ltd.	8,503	45,671
Kotak Mahindra Bank Ltd.	11,977	253,156
Larsen & Toubro Ltd.	14,832	391,510
LTIMindtree Ltd. ~	1,911	111,282
Lupin Ltd.	4,404	34,799
Mahindra & Mahindra Ltd.	18,745	264,894
Marico Ltd.	11,142	65,160
Maruti Suzuki India Ltd.	2,603	263,238
Mphasis Ltd.	1,824	40,098
MRF Ltd.	41	41,993
Muthoot Finance Ltd.	2,593	31,007
Nestle India Ltd.	727	174,558
NTPC Ltd.	83,537	178,347
Oil & Natural Gas Corp. Ltd.	54,212	99,909
Page Industries Ltd.	132	60,975
Petronet LNG Ltd.	16,156	45,070

	Shares	Value
PI Industries Ltd.	1,633	$60,341
Pidilite Industries Ltd.	3,285	94,231
Power Grid Corp. of India Ltd.	67,611	186,139
Reliance Industries Ltd.	65,571	1,864,483
Samvardhana Motherson International Ltd.	43,787	35,871
SBI Cards & Payment Services Ltd.	5,086	45,902
SBI Life Insurance Co. Ltd. ~	9,699	130,120
Shree Cement Ltd.	233	74,406
Shriram Finance Ltd.	4,836	74,345
Siemens Ltd.	1,534	62,242
SRF Ltd.	3,193	93,968
State Bank of India	38,444	245,755
Sun Pharmaceutical Industries Ltd.	20,665	247,614
Tata Consultancy Services Ltd.	19,703	772,315
Tata Consumer Products Ltd.	12,007	103,760
Tata Elxsi Ltd.	737	53,665
Tata Motors Ltd. *	35,769	184,286
Tata Power Co. Ltd.	30,972	71,976
Tata Steel Ltd.	157,858	201,659
Tech Mahindra Ltd.	12,580	169,587
Titan Co. Ltd.	7,648	234,902
Torrent Pharmaceuticals Ltd.	2,183	40,889
Trent Ltd.	3,905	65,509
Tube Investments of India Ltd.	2,287	71,059
TVS Motor Co. Ltd.	4,605	60,528
UltraTech Cement Ltd.	2,176	202,202
United Spirits Ltd. *	6,262	57,782
UPL Ltd.	10,507	91,926
Varun Beverages Ltd.	4,896	82,840
Vedanta Ltd.	16,024	53,679
Wipro Ltd.	29,545	131,812
Yes Bank Ltd. *	247,726	45,491
Zomato Ltd. *	64,438	40,294

		18,387,371

Indonesia - 1.8%
Aneka Tambang Tbk	181,100	25,279
P.T. Adaro Energy Indonesia Tbk	310,000	60,093
P.T. Astra International Tbk	436,000	174,701
P.T. Bank Central Asia Tbk	1,194,800	699,011
P.T. Bank Mandiri Persero Tbk	402,000	276,836
P.T. Bank Negara Indonesia Persero Tbk	160,600	100,494
P.T. Bank Rakyat Indonesia Persero Tbk	1,468,897	465,424
P.T. Barito Pacific Tbk	607,991	33,522
P.T. Charoen Pokphand Indonesia Tbk	158,900	52,941
P.T. Indah Kiat Pulp & Paper Tbk	58,900	29,520
P.T. Indofood CBP Sukses Makmur Tbk	50,200	33,426
P.T. Indofood Sukses Makmur Tbk	94,500	39,124
P.T. Kalbe Farma Tbk	453,800	63,600
P.T. Merdeka Copper Gold Tbk *	259,662	72,717
P.T. Sarana Menara Nusantara Tbk	439,100	27,162
P.T. Semen Indonesia Persero Tbk	72,933	30,706
P.T. Sumber Alfaria Trijaya Tbk	357,700	68,822
P.T. Telkom Indonesia Persero Tbk	1,066,700	289,655
P.T. Unilever Indonesia Tbk	164,400	47,697
P.T. United Tractors Tbk	36,200	70,351
P.T. Vale Indonesia Tbk *	53,500	23,772

		2,684,853

Kuwait - 0.8%
Agility Public Warehousing Co. KSC	31,690	64,513
Boubyan Bank KSCP	28,160	59,063
Gulf Bank KSCP	34,462	33,559
Kuwait Finance House KSCP	158,998	430,198
Mabanee Co. KPSC	13,355	31,783
Mobile Telecommunications Co.	46,594	82,193
National Bank of Kuwait SAKP	154,534	533,128

		1,234,437

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Luxembourg - 0.0%
Reinet Investments SCA	2,953	$60,546

Malaysia - 1.4%
AMMB Holdings Bhd	39,300	33,486
Axiata Group Bhd	59,300	40,561
CELCOMDIGI Bhd	67,000	65,987
CIMB Group Holdings Bhd	149,320	179,952
Dialog Group Bhd	79,100	42,406
Gamuda Bhd	39,400	36,506
Genting Bhd	45,900	48,583
Genting Malaysia Bhd	63,800	38,389
HAP Seng Consolidated Bhd	13,400	15,502
Hong Leong Bank Bhd	14,000	64,216
Hong Leong Financial Group Bhd	5,000	20,379
IHH Healthcare Bhd	37,900	49,370
Inari Amertron Bhd	60,200	33,792
IOI Corp. Bhd	54,200	46,929
Kuala Lumpur Kepong Bhd	9,300	43,893
Malayan Banking Bhd	103,888	201,911
Malaysia Airports Holdings Bhd *	14,300	22,036
Maxis Bhd	50,600	47,439
MISC Bhd	28,900	47,376
MR DIY Group M Bhd ~	50,750	17,867
Nestle Malaysia Bhd	1,500	46,606
Petronas Chemicals Group Bhd	51,700	83,081
Petronas Dagangan Bhd	6,400	30,926
Petronas Gas Bhd	17,100	63,866
PPB Group Bhd	13,800	51,791
Press Metal Aluminium Holdings Bhd	79,900	88,496
Public Bank Bhd	313,600	284,594
QL Resources Bhd	23,600	31,074
RHB Bank Bhd	32,031	40,527
Sime Darby Bhd	58,700	28,618
Sime Darby Plantation Bhd	44,702	43,401
Telekom Malaysia Bhd	24,681	27,434
Tenaga Nasional Bhd	55,800	116,770
Top Glove Corp. Bhd *	114,900	24,556

		2,058,320

Mexico - 2.7%
Alfa SAB de CV Class A	62,200	39,419
America Movil SAB de CV ‘B’	593,900	623,892
Arca Continental SAB de CV	9,400	85,362
Banco del Bajio SA ~	16,700	60,795
Cemex SAB de CV *	326,400	179,140
Coca-Cola Femsa SAB de CV	11,315	90,878
Fibra Uno Administracion SA de CV REIT	66,000	92,187
Fomento Economico Mexicano SAB de CV	41,900	399,468
Gruma SAB de CV Class B	4,390	64,763
Grupo Aeroportuario del Pacifico SAB de CV Class B	7,700	149,817
Grupo Aeroportuario del Sureste SAB de CV Class B	4,175	127,710
Grupo Bimbo SAB de CV	28,700	144,424
Grupo Carso SAB de CV Series A1	9,700	48,209
Grupo Financiero Banorte SAB de CV Class O	55,900	471,210
Grupo Financiero Inbursa SAB de CV Class O *	46,200	99,348
Grupo Mexico SAB de CV	67,100	317,738
Grupo Televisa SAB	51,800	54,818
Industrias Penoles SAB de CV *	3,000	44,251
Kimberly-Clark de Mexico SAB de CV Class A	32,800	69,095
Operadora De Sites Mexicanos SAB de CV Class A-1	27,900	27,590
Orbia Advance Corp. SAB de CV	21,600	46,964
Promotora y Operadora de Infraestructura SAB de CV	4,910	49,032
Southern Copper Corp.	1,832	139,690

	Shares	Value
Wal-Mart de Mexico SAB de CV	112,800	$450,887

		3,876,687

Peru - 0.2%
Cia de Minas Buenaventura SAA ADR	4,647	38,013
Credicorp Ltd.	1,542	204,145

		242,158

Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	36,310	32,436
ACEN Corp. *	13,230	1,498
Ayala Corp.	5,330	64,051
Ayala Land, Inc.	158,800	77,829
Bank of the Philippine Islands	42,332	80,035
BDO Unibank, Inc.	50,982	120,913
International Container Terminal Services, Inc.	21,850	85,791
JG Summit Holdings, Inc.	64,760	57,167
Jollibee Foods Corp.	9,610	39,616
Manila Electric Co.	6,060	34,729
Metropolitan Bank & Trust Co.	38,660	41,697
Monde Nissin Corp. ~	135,200	24,457
PLDT, Inc.	1,860	48,710
SM Investments Corp.	5,260	86,339
SM Prime Holdings, Inc.	248,700	150,476
Universal Robina Corp.	18,740	49,791

		995,535

Poland - 0.7%
Allegro.eu SA * ~	7,964	54,377
Bank Polska Kasa Opieki SA	3,958	78,737
CD Projekt SA	1,410	36,501
Cyfrowy Polsat SA	5,518	21,441
Dino Polska SA * ~	1,056	95,917
KGHM Polska Miedz SA	3,016	85,663
LPP SA	24	53,286
mBank SA *	320	22,825
PGE Polska Grupa Energetyczna SA *	19,336	28,159
Polski Koncern Naftowy ORLEN SA	13,754	185,651
Powszechna Kasa Oszczednosci Bank Polski SA	18,847	125,080
Powszechny Zaklad Ubezpieczen SA	13,022	106,035
Santander Bank Polska SA	771	52,220

		945,892

Qatar - 0.9%
Barwa Real Estate Co.	46,027	33,045
Commercial Bank PSQC	69,735	111,712
Industries Qatar QSC	32,573	116,722
Masraf Al Rayan QSC	120,175	98,077
Mesaieed Petrochemical Holding Co.	94,724	50,168
Ooredoo QPSC	17,243	44,532
Qatar Electricity & Water Co. QSC	9,479	43,932
Qatar Fuel QSC	12,847	61,402
Qatar Gas Transport Co. Ltd.	53,684	51,133
Qatar International Islamic Bank QSC	21,188	57,707
Qatar Islamic Bank SAQ	35,623	174,594
Qatar National Bank QPSC	99,466	439,455

		1,282,479

Romania - 0.0%
NEPI Rockcastle NV *	9,838	57,083

Russia - 0.0%
Alrosa PJSC * Ω ±	104,260	-
Gazprom PJSC * Ω ±	58,020	-
Gazprom PJSC ADR (OTC) * Ω ±	8,195	-
Gazprom PJSC ADR (SEAQ) * Ω ±	194,171	-
Inter RAO UES PJSC * Ω ±	1,499,500	-
LUKOIL PJSC * Ω ±	2,583	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
LUKOIL PJSC ADR (SEAQ) * Ω ±	13,502	$-
Magnit PJSC GDR * ~ Ω ±	3,308	-
Magnit PJSC GDR (LI) * ~ Ω ±	10,327	-
MMC Norilsk Nickel PJSC * Ω ±	298	-
MMC Norilsk Nickel PJSC ADR * Ω ±	21,092	-
Mobile TeleSystems PJSC ADR * Ω ±	17,555	-
Moscow Exchange MICEX-RTS PJSC * Ω ±	58,150	-
Novatek PJSC GDR (LI) * ~ Ω ±	3,551	-
Novolipetsk Steel PJSC * Ω ±	4,620	-
Novolipetsk Steel PJSC GDR * Ω ±	5,477	-
Ozon Holdings PLC ADR * Ω ±	1,985	-
PhosAgro PJSC * Ω ±	34	-
PhosAgro PJSC GDR * ~ Ω ±	5,315	-
Polyus PJSC * Ω ±	241	-
Polyus PJSC ADR * Ω ±	2,028	-
Polyus PJSC GDR * ~ Ω ±	262	-
Rosneft Oil Co. PJSC * Ω ±	3,660	-
Rosneft Oil Co. PJSC GDR * ~ Ω ±	41,896	-
Sberbank of Russia PJSC * Ω ±	41,510	-
Sberbank of Russia PJSC ADR (OTC) * Ω ±	2,527	-
Sberbank of Russia PJSC ADR (SEAQ) * Ω ±	92,176	-
Severstal PAO * Ω ±	812	-
Severstal PAO GDR * ~ Ω ±	7,476	-
Surgutneftegas PJSC ADR (LI) * Ω ±	49,470	-
Tatneft PJSC * Ω ±	9,037	-
Tatneft PJSC ADR * Ω ±	7,942	-
TCS Group Holding PLC GDR * ~ Ω ±	4,555	-
United Co. RUSAL International PJSC * Ω ±	114,970	-
VK Co. Ltd. GDR * Ω ±	4,153	-
VTB Bank PJSC * Ω ±	21,000,000	1
VTB Bank PJSC GDR * ~ Ω ±	57,906	-
X5 Retail Group NV GDR * ~ Ω ±	4,746	-
Yandex NV Class A * Ω ±	11,538	-

		1

Saudi Arabia - 3.8%
ACWA Power Co.	1,732	65,118
Advanced Petrochemical Co.	2,744	35,076
Al Rajhi Bank	42,215	831,046
Alinma Bank	21,107	166,440
Almarai Co. JSC	5,386	81,146
Arab National Bank	12,922	89,214
Arabian Internet & Communications Services Co.	517	34,361
Bank Al-Jazira	8,654	42,178
Bank AlBilad *	10,553	112,618
Banque Saudi Fransi	12,721	123,412
Bupa Arabia for Cooperative Insurance Co.	1,615	74,776
Dallah Healthcare Co.	775	31,872
Dar Al Arkan Real Estate Development Co. *	11,394	48,907
Dr Sulaiman Al Habib Medical Services Group Co.	1,885	146,731
Elm Co.	517	61,098
Emaar Economic City *	8,525	18,352
Etihad Etisalat Co.	8,126	89,595
Jarir Marketing Co.	1,266	55,141
Mobile Telecommunications Co. Saudi Arabia *	9,480	32,919
Mouwasat Medical Services Co.	1,055	66,256
Nahdi Medical Co.	840	41,472
National Industrialization Co. *	7,062	23,111
Rabigh Refining & Petrochemical Co. *	8,998	24,183
Riyad Bank	29,076	231,458
SABIC Agri-Nutrients Co.	4,614	157,297
Sahara International Petrochemical Co.	7,740	78,537
Saudi Arabian Mining Co. *	18,555	318,451
Saudi Arabian Oil Co. ~	52,130	449,319
Saudi Basic Industries Corp.	19,386	467,814
Saudi British Bank	19,916	187,647
Saudi Electricity Co.	17,952	112,025
Saudi Industrial Investment Group	7,966	53,188
Saudi Investment Bank	10,554	46,856
Saudi Kayan Petrochemical Co. *	15,834	51,227
Saudi National Bank	47,260	578,734

	Shares	Value
Saudi Research & Media Group *	776	$40,867
Saudi Tadawul Group Holding Co.	1,033	39,844
Saudi Telecom Co.	32,308	345,566
Savola Group	5,637	42,109
Yanbu National Petrochemical Co.	5,453	61,453

		5,557,414

South Africa - 3.2%
Absa Group Ltd.	18,256	186,600
African Rainbow Minerals Ltd.	2,423	31,390
Anglo American Platinum Ltd.	1,143	61,358
Aspen Pharmacare Holdings Ltd.	8,167	84,446
Bid Corp. Ltd.	7,224	161,683
Bidvest Group Ltd.	6,230	88,672
Capitec Bank Holdings Ltd.	1,875	177,726
Clicks Group Ltd.	5,254	75,875
Discovery Ltd. *	10,757	84,250
Exxaro Resources Ltd.	5,266	55,040
FirstRand Ltd.	108,723	368,506
Foschini Group Ltd.	7,125	36,371
Gold Fields Ltd.	19,199	257,182
Growthpoint Properties Ltd. REIT	73,825	54,151
Harmony Gold Mining Co. Ltd.	11,983	49,671
Impala Platinum Holdings Ltd.	18,367	169,056
Kumba Iron Ore Ltd.	1,388	35,094
Mr Price Group Ltd.	5,528	44,770
MTN Group Ltd.	36,522	261,660
MultiChoice Group	8,102	56,134
Naspers Ltd. Class N	4,690	869,030
Nedbank Group Ltd.	9,913	120,732
Northam Platinum Holdings Ltd. *	7,262	59,042
Old Mutual Ltd.	105,902	70,201
OUTsurance Group Ltd.	18,149	35,605
Pepkor Holdings Ltd. ~	43,562	42,180
Remgro Ltd.	11,393	86,019
Sanlam Ltd.	38,375	121,494
Sasol Ltd.	12,297	166,177
Shoprite Holdings Ltd.	10,826	135,102
Sibanye Stillwater Ltd.	60,965	125,881
Standard Bank Group Ltd.	28,914	280,345
Vodacom Group Ltd.	13,841	94,870
Woolworths Holdings Ltd.	20,809	74,716

		4,621,029

South Korea - 11.0%
Amorepacific Corp.	629	66,388
BGF retail Co. Ltd.	168	23,403
Celltrion Healthcare Co. Ltd.	1,949	90,791
Celltrion Pharm, Inc. *	383	24,565
Celltrion, Inc.	2,207	255,103
Cheil Worldwide, Inc.	1,489	21,333
CJ CheilJedang Corp. *	178	44,594
CJ Corp.	314	25,170
Coway Co. Ltd.	1,192	48,109
DB Insurance Co. Ltd.	991	57,015
Doosan Bobcat, Inc.	1,080	36,324
Doosan Enerbility Co. Ltd. *	8,935	117,334
E-MART, Inc.	450	36,598
Ecopro BM Co. Ltd.	1,053	182,479
F&F Co. Ltd.	371	39,919
GS Holdings Corp.	1,002	31,082
Hana Financial Group, Inc.	6,373	199,596
Hankook Tire & Technology Co. Ltd.	1,602	42,850
Hanmi Pharm Co. Ltd.	149	29,371
Hanon Systems	4,026	27,242
Hanwha Galleria Co. Ltd. *	1,858	3,039
Hanwha Solutions Corp. *	1,647	67,937
HD Hyundai Co. Ltd.	1,022	45,664
HLB, Inc. *	2,354	63,327
HMM Co. Ltd.	5,793	91,092
Hotel Shilla Co. Ltd.	676	42,483

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
HYBE Co. Ltd. *	401	$58,555
Hyundai Engineering & Construction Co. Ltd.	1,678	47,190
Hyundai Glovis Co. Ltd.	404	49,339
Hyundai Heavy Industries Co. Ltd. *	383	29,606
Hyundai Mipo Dockyard Co. Ltd. *	516	27,909
Hyundai Mobis Co. Ltd.	1,320	219,238
Hyundai Motor Co.	3,010	428,240
Hyundai Steel Co.	1,869	49,962
Industrial Bank of Korea	5,619	43,700
Kakao Corp.	6,713	317,920
Kakao Games Corp. *	796	25,798
KakaoBank Corp.	3,079	57,547
Kakaopay Corp. *	573	24,705
Kangwon Land, Inc.	2,070	31,750
KB Financial Group, Inc.	8,366	305,545
Kia Corp.	5,676	354,228
Korea Aerospace Industries Ltd.	1,573	57,443
Korea Electric Power Corp. *	5,531	76,652
Korea Investment Holdings Co. Ltd.	899	38,160
Korea Shipbuilding & Offshore Engineering Co. Ltd. *	915	54,716
Korea Zinc Co. Ltd.	193	82,115
Korean Air Lines Co. Ltd.	3,964	70,774
Krafton, Inc. *	634	90,175
KT&G Corp.	2,366	152,058
Kumho Petrochemical Co. Ltd.	379	41,923
L&F Co. Ltd.	503	121,943
LG Chem Ltd.	1,065	584,891
LG Corp.	2,033	129,454
LG Display Co. Ltd. *	5,009	63,619
LG Electronics, Inc.	2,291	204,457
LG Energy Solution Ltd. *	756	340,618
LG H&H Co. Ltd.	202	93,324
LG Innotek Co. Ltd.	306	64,172
LG Uplus Corp.	4,607	38,382
Lotte Chemical Corp.	443	65,083
Lotte Energy Materials Corp.	496	26,386
Lotte Shopping Co. Ltd.	244	15,398
Meritz Financial Group, Inc.	1,501	44,716
Meritz Securities Co. Ltd.	5,509	25,856
Mirae Asset Securities Co. Ltd.	5,959	29,684
NAVER Corp.	2,826	442,809
NCSoft Corp.	355	101,733
Netmarble Corp. * ~	462	23,687
NH Investment & Securities Co. Ltd.	3,211	21,767
Orion Corp.	511	53,632
Pan Ocean Co. Ltd.	5,754	25,794
Pearl Abyss Corp. *	622	22,311
POSCO Chemical Co. Ltd.	584	123,089
POSCO Holdings, Inc.	1,548	437,962
S-1 Corp.	368	15,640
S-Oil Corp.	970	59,750
Samsung Biologics Co. Ltd. * ~	383	232,161
Samsung C&T Corp.	1,812	150,901
Samsung Electro-Mechanics Co. Ltd.	1,206	142,394
Samsung Electronics Co. Ltd.	102,859	5,086,476
Samsung Engineering Co. Ltd. *	3,377	82,531
Samsung Fire & Marine Insurance Co. Ltd.	663	104,802
Samsung Heavy Industries Co. Ltd. *	13,268	52,900
Samsung Life Insurance Co. Ltd.	1,724	83,138
Samsung SDI Co. Ltd.	1,185	673,126
Samsung SDS Co. Ltd.	750	67,072
Samsung Securities Co. Ltd.	1,345	32,876
SD Biosensor, Inc.	786	12,790
Shinhan Financial Group Co. Ltd.	9,863	267,931
SK Biopharmaceuticals Co. Ltd. *	674	32,845
SK Bioscience Co. Ltd. *	495	27,548
SK Hynix, Inc.	11,759	804,726
SK IE Technology Co. Ltd. * ~	537	29,631
SK Innovation Co. Ltd. *	1,195	165,575
SK Square Co. Ltd. *	2,132	65,442
SK, Inc.	799	106,460

	Shares	Value
SKC Co. Ltd.	449	$39,683
Woori Financial Group, Inc.	11,762	103,466
Yuhan Corp.	1,158	45,084

		16,033,771

Taiwan - 14.6%
Accton Technology Corp.	11,000	115,611
Acer, Inc.	62,000	57,465
Advantech Co. Ltd.	9,000	110,104
ASE Technology Holding Co. Ltd.	71,000	263,485
Asia Cement Corp.	50,000	71,198
Asustek Computer, Inc.	15,000	134,580
AUO Corp. *	141,400	85,906
Catcher Technology Co. Ltd.	14,000	87,518
Cathay Financial Holding Co. Ltd.	184,202	253,618
Chailease Holding Co. Ltd.	31,155	229,125
Chang Hwa Commercial Bank Ltd.	102,336	58,423
Cheng Shin Rubber Industry Co. Ltd.	38,000	45,696
China Airlines Ltd.	62,000	39,924
China Development Financial Holding Corp.	326,214	134,981
China Steel Corp.	254,000	258,053
Chunghwa Telecom Co. Ltd.	82,000	322,333
Compal Electronics, Inc.	90,000	74,745
CTBC Financial Holding Co. Ltd.	378,000	272,209
Delta Electronics, Inc.	42,000	416,709
E Ink Holdings, Inc.	18,000	109,866
E.Sun Financial Holding Co. Ltd.	276,663	230,397
Eclat Textile Co. Ltd.	4,000	65,312
eMemory Technology, Inc. *	1,000	61,558
Eva Airways Corp.	55,000	48,809
Evergreen Marine Corp. Taiwan Ltd.	22,000	115,222
Far Eastern New Century Corp.	69,000	71,016
Far EasTone Telecommunications Co. Ltd.	34,000	84,027
Feng TAY Enterprise Co. Ltd.	10,000	63,654
First Financial Holding Co. Ltd.	227,954	198,409
Formosa Chemicals & Fibre Corp.	76,000	172,495
Formosa Petrochemical Corp.	25,000	69,894
Formosa Plastics Corp.	89,000	268,692
Fubon Financial Holding Co. Ltd.	160,270	298,279
Giant Manufacturing Co. Ltd.	7,181	41,749
Globalwafers Co. Ltd.	5,000	85,471
Hon Hai Precision Industry Co. Ltd.	269,000	920,786
Hotai Motor Co. Ltd.	6,000	126,630
Hua Nan Financial Holdings Co. Ltd.	191,316	140,742
Innolux Corp. *	195,990	94,034
Inventec Corp.	54,000	56,758
Largan Precision Co. Ltd.	2,000	143,388
Lite-On Technology Corp.	43,000	103,508
MediaTek, Inc. *	33,000	855,562
Mega Financial Holding Co. Ltd.	240,250	260,380
Micro-Star International Co. Ltd.	15,000	71,297
momo.com, Inc.	1,200	35,749
Nan Ya Plastics Corp.	103,000	262,373
Nan Ya Printed Circuit Board Corp.	5,000	46,870
Nanya Technology Corp.	27,000	59,220
Nien Made Enterprise Co. Ltd.	4,000	43,080
Novatek Microelectronics Corp.	12,000	170,526
Pegatron Corp.	43,000	98,670
PharmaEssentia Corp. *	4,000	56,290
Pou Chen Corp.	48,000	49,334
Powerchip Semiconductor Manufacturing Corp.	64,000	69,919
President Chain Store Corp.	12,000	106,350
Quanta Computer, Inc.	58,000	169,913
Realtek Semiconductor Corp.	10,000	127,644
Ruentex Development Co. Ltd.	37,000	43,091
Shanghai Commercial & Savings Bank Ltd.	83,178	128,380
Shin Kong Financial Holding Co. Ltd.	282,344	78,305
SinoPac Financial Holdings Co. Ltd.	232,204	126,957
Synnex Technology International Corp.	29,000	58,510
Taishin Financial Holding Co. Ltd.	232,148	127,039
Taiwan Business Bank	130,000	57,577

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Taiwan Cement Corp.	131,493	$157,266
Taiwan Cooperative Financial Holding Co. Ltd.	211,016	181,208
Taiwan High Speed Rail Corp.	42,000	41,748
Taiwan Mobile Co. Ltd.	37,000	122,769
Taiwan Semiconductor Manufacturing Co. Ltd.	531,000	9,305,566
Uni-President Enterprises Corp.	104,000	245,855
Unimicron Technology Corp.	27,000	131,686
United Microelectronics Corp.	255,000	446,233
Vanguard International Semiconductor Corp.	19,000	60,781
Voltronic Power Technology Corp.	1,000	56,944
Walsin Lihwa Corp.	56,727	91,364
Wan Hai Lines Ltd.	15,500	35,080
Win Semiconductors Corp.	7,000	42,190
Winbond Electronics Corp.	64,000	55,997
Wiwynn Corp.	2,000	74,203
WPG Holdings Ltd.	34,000	56,177
Yageo Corp.	7,571	131,979
Yang Ming Marine Transport Corp.	38,000	80,671
Yuanta Financial Holding Co. Ltd.	215,620	158,564
Zhen Ding Technology Holding Ltd.	14,000	52,677

		21,234,373

Thailand - 2.1%
Advanced Info Service PCL	3,400	21,091
Advanced Info Service PCL NVDR	22,200	137,708
Airports of Thailand PCL *	31,600	65,668
Airports of Thailand PCL NVDR *	60,700	126,142
Asset World Corp. PCL NVDR	172,200	29,242
B Grimm Power PCL	5,900	7,018
B Grimm Power PCL NVDR	11,300	13,442
Bangkok Dusit Medical Services PCL NVDR	222,500	192,081
Bangkok Expressway & Metro PCL	14,600	3,780
Bangkok Expressway & Metro PCL NVDR	150,000	38,839
Banpu PCL	172,900	54,691
Berli Jucker PCL NVDR	25,900	29,035
BTS Group Holdings PCL NVDR	170,100	35,375
Bumrungrad Hospital PCL NVDR	12,400	82,053
Carabao Group PCL NVDR	6,500	18,256
Central Pattana PCL NVDR	43,500	87,599
Central Retail Corp. PCL NVDR	39,000	51,191
Charoen Pokphand Foods PCL NVDR	83,500	51,769
CP ALL PCL NVDR	125,800	228,422
Delta Electronics Thailand PCL	1,100	36,906
Delta Electronics Thailand PCL NVDR	5,600	187,884
Electricity Generating PCL NVDR	5,700	25,954
Energy Absolute PCL	2,500	5,562
Energy Absolute PCL NVDR	33,600	74,751
Global Power Synergy PCL NVDR	15,200	30,349
Gulf Energy Development PCL NVDR	63,200	97,686
Home Product Center PCL	30,300	12,792
Home Product Center PCL NVDR	97,100	40,993
Indorama Ventures PCL NVDR	36,300	36,679
Intouch Holdings PCL NVDR	24,200	52,441
JMT Network Services PCL NVDR	14,100	19,243
Kasikornbank PCL NVDR	12,800	49,653
Krung Thai Bank PCL NVDR	75,300	36,361
Krungthai Card PCL NVDR	19,400	30,820
Land & Houses PCL	2,800	807
Land & Houses PCL NVDR	177,200	51,089
Minor International PCL NVDR *	68,090	64,371
Muangthai Capital PCL	4,900	4,963
Muangthai Capital PCL NVDR	11,000	11,141
Osotspa PCL NVDR	32,400	29,160
PTT Exploration & Production PCL NVDR	29,900	131,390
PTT Global Chemical PCL	8,100	10,861
PTT Global Chemical PCL NVDR	40,500	54,307
PTT Oil & Retail Business PCL NVDR	64,600	40,279
PTT PCL	62,600	58,045
PTT PCL NVDR	152,800	141,007
Ratch Group PCL NVDR	23,400	26,390
SCB X PCL	4,250	12,769

	Shares	Value
SCB X PCL NVDR	9,100	$27,341
SCG Packaging PCL NVDR	27,800	37,684
Siam Cement PCL	3,400	31,365
Siam Cement PCL NVDR	13,200	121,770
Srisawad Corp. PCL NVDR	14,800	22,903
Thai Oil PCL	4,014	6,168
Thai Oil PCL NVDR	22,483	34,549
Thai Union Group PCL	25,000	10,322
Thai Union Group PCL NVDR	36,700	15,152
True Corp. PCL *	78,087	19,182
True Corp. PCL NVDR	182,474	44,825

		3,019,316

Turkey - 0.6%
Akbank T.A.S	67,201	59,462
Aselsan Elektronik Sanayi Ve Ticaret AS	14,723	39,907
BIM Birlesik Magazalar AS	9,809	76,185
Eregli Demir ve Celik Fabrikalari TAS *	30,163	55,812
Ford Otomotiv Sanayi AS	1,513	46,207
Haci Omer Sabanci Holding AS	21,964	45,426
Hektas Ticaret TAS *	24,525	34,593
KOC Holding AS	16,388	65,461
Koza Altin Isletmeleri AS	20,697	23,336
Pegasus Hava Tasimaciligi AS *	991	23,473
Sasa Polyester Sanayi AS *	9,650	50,515
Turk Hava Yollari AO *	11,889	73,622
Turkcell Iletisim Hizmetleri AS	26,053	43,597
Turkiye Is Bankasi AS Class C	75,392	51,041
Turkiye Petrol Rafinerileri AS	2,964	82,055
Turkiye Sise ve Cam Fabrikalari AS	29,687	65,505
Yapi ve Kredi Bankasi AS	63,680	31,896

		868,093

United Arab Emirates - 1.2%
Abu Dhabi Commercial Bank PJSC	63,061	142,712
Abu Dhabi Islamic Bank PJSC	31,287	85,096
Abu Dhabi National Oil Co. for Distribution PJSC	67,293	76,592
Aldar Properties PJSC	82,944	105,187
Dubai Islamic Bank PJSC	62,379	89,056
Emaar Properties PJSC	142,733	218,096
Emirates NBD Bank PJSC	40,817	146,064
Emirates Telecommunications Group Co. PJSC	74,920	450,153
First Abu Dhabi Bank PJSC	95,176	334,278
Multiply Group PJSC *	72,359	63,949
Q Holding PJSC *	44,267	30,636

		1,741,819

United Kingdom - 0.0%
Pepco Group NV *	3,717	35,801

United States - 0.1%
JBS SA	16,700	58,814
Legend Biotech Corp. ADR *	1,261	60,805
Parade Technologies Ltd.	2,000	69,244

		188,863

Total Common Stocks (Cost $165,277,377)		138,404,415

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreement - 2.0%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $2,944,808; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $3,002,640)	$2,943,716	$2,943,716

U.S. Treasury Bills - 0.1%
4.664% due 06/29/23 ‡	100,000	98,882

Total Short-Term Investments (Cost $3,042,588)		3,042,598

TOTAL INVESTMENTS - 99.4% (Cost $171,583,804)		144,317,382

DERIVATIVES - 0.1%		183,711

OTHER ASSETS & LIABILITIES, NET - 0.5%		688,557

NET ASSETS - 100.0%		$145,189,650

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index	06/23	81	$3,848,064	$4,031,775	$183,711

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$184	$184	$-	$-
	Warrants	353	-	353	-
	Preferred Stocks
	Brazil	1,692,402	1,692,402	-	-
	Chile	247,166	-	247,166	-
	Colombia	61,004	61,004	-	-
	South Korea	869,260	-	869,260	-

	Total Preferred Stocks	2,869,832	1,753,406	1,116,426	-

	Common Stocks
	Australia	219,559	-	219,559	-
	Brazil	5,140,097	5,140,097	-	-
	Chile	538,539	484,077	54,462	-
	China	45,893,650	3,753,632	42,140,018	-
	Colombia	72,290	72,290	-	-
	Czech Republic	251,796	168,821	82,975	-
	Egypt	111,916	-	111,916	-
	Greece	536,503	-	536,503	-
	Hong Kong	248,993	-	248,993	-
	Hungary	265,231	-	265,231	-
	India	18,387,371	-	18,387,371	-
	Indonesia	2,684,853	-	2,684,853	-
	Kuwait	1,234,437	-	1,234,437	-
	Luxembourg	60,546	60,546	-	-
	Malaysia	2,058,320	193,337	1,864,983	-
	Mexico	3,876,687	3,876,687	-	-
	Peru	242,158	242,158	-	-
	Philippines	995,535	-	995,535	-
	Poland	945,892	-	945,892	-
	Qatar	1,282,479	43,932	1,238,547	-
	Romania	57,083	57,083	-	-
	Russia	1	-	-	1
	Saudi Arabia	5,557,414	74,776	5,482,638	-
	South Africa	4,621,029	1,409,309	3,211,720	-
	South Korea	16,033,771	70,976	15,962,795	-
	Taiwan	21,234,373	-	21,234,373	-
	Thailand	3,019,316	-	3,019,316	-
	Turkey	868,093	116,020	752,073	-
	United Arab Emirates	1,741,819	76,592	1,665,227	-
	United Kingdom	35,801	-	35,801	-
	United States	188,863	119,619	69,244	-

	Total Common Stocks	138,404,415	15,959,952	122,444,462	1

	Short-Term Investments	3,042,598	-	3,042,598	-
	Derivatives:
	Equity Contracts
	Futures	183,711	183,711	-	-

	Total	$144,501,093	$17,897,253	$126,603,839	$1

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	2,166	$221,405
Dr Ing hc F Porsche AG *	4,154	533,162
Henkel AG & Co. KGaA	6,499	508,442
Porsche Automobil Holding SE	5,586	320,676
Sartorius AG	888	374,253
Volkswagen AG	6,773	924,327

		2,882,265

Total Preferred Stocks (Cost $3,517,428)		2,882,265

COMMON STOCKS - 98.0%
Australia - 6.6%
ANZ Group Holdings Ltd.	109,122	1,681,583
BHP Group Ltd.	184,804	5,842,380
Coles Group Ltd.	48,826	589,948
Commonwealth Bank of Australia	61,817	4,081,499
Flutter Entertainment PLC *	6,097	1,109,479
Fortescue Metals Group Ltd.	61,777	928,605
Glencore PLC *	375,755	2,162,175
Goodman Group REIT	61,740	783,470
Macquarie Group Ltd.	13,394	1,585,846
National Australia Bank Ltd.	115,010	2,143,022
Newcrest Mining Ltd.	32,603	581,976
Ramsay Health Care Ltd.	6,746	301,432
Rio Tinto Ltd.	13,542	1,088,096
Rio Tinto PLC	41,025	2,784,691
Santos Ltd.	115,125	529,851
Telstra Group Ltd.	147,530	417,717
Transurban Group >>	112,176	1,071,099
Wesfarmers Ltd.	41,388	1,398,853
Westpac Banking Corp.	127,723	1,859,597
Woodside Energy Group Ltd.	69,267	1,547,435
Woolworths Group Ltd.	44,378	1,128,209

		33,616,963

Austria - 0.0%
Verbund AG	2,484	216,065

Belgium - 0.7%
Anheuser-Busch InBev SA/NV	31,687	2,112,250
Groupe Bruxelles Lambert NV	3,628	309,613
KBC Group NV	9,125	626,986
UCB SA	4,612	412,203

		3,461,052

Brazil - 0.2%
Wheaton Precious Metals Corp.	16,488	794,083

Canada - 10.3%
Agnico Eagle Mines Ltd.	17,951	915,149
Alimentation Couche-Tard, Inc.	29,580	1,487,208
Bank of Montreal	24,701	2,200,153
Bank of Nova Scotia	43,462	2,189,018
Barrick Gold Corp.	13,874	260,723
Barrick Gold Corp. (TSE)	50,388	935,431
BCE, Inc.	2,661	119,199
Brookfield Corp.	51,677	1,683,565
Canadian Imperial Bank of Commerce	33,051	1,401,519
Canadian National Railway Co.	20,962	2,473,407

	Shares	Value
Canadian Natural Resources Ltd. (TSE)	40,385	$2,234,846
Canadian Pacific Railway Ltd.	33,932	2,612,877
Cenovus Energy, Inc.	52,502	916,017
CGI, Inc. *	7,711	743,143
Constellation Software, Inc.	734	1,379,969
Enbridge, Inc.	73,867	2,816,401
Fairfax Financial Holdings Ltd.	828	550,670
Fortis, Inc.	17,522	744,831
Franco-Nevada Corp.	6,992	1,019,854
George Weston Ltd.	2,588	342,960
Great-West Lifeco, Inc.	10,198	270,287
Hydro One Ltd. ~	12,013	342,035
Imperial Oil Ltd.	7,723	392,750
Intact Financial Corp.	6,393	914,935
Loblaw Cos. Ltd.	5,921	539,615
Magna International, Inc.	9,905	530,539
Manulife Financial Corp.	68,716	1,260,937
National Bank of Canada	12,279	878,291
Nutrien Ltd.	18,977	1,401,476
Pembina Pipeline Corp.	20,121	651,792
Power Corp. of Canada	20,111	513,973
Restaurant Brands International, Inc.	10,630	713,622
Rogers Communications, Inc. Class B (TSE)	12,928	599,193
Royal Bank of Canada	50,448	4,824,568
Shaw Communications, Inc. Class B (TSE)	17,408	520,888
Shopify, Inc. Class A *	43,416	2,081,655
Sun Life Financial, Inc.	21,390	999,308
Suncor Energy, Inc.	49,394	1,533,535
TC Energy Corp.	36,917	1,435,980
TELUS Corp.	17,097	339,410
Thomson Reuters Corp.	6,140	798,859
Toronto-Dominion Bank	66,143	3,961,728

		52,532,316

China - 0.6%
BOC Hong Kong Holdings Ltd.	135,000	420,289
Budweiser Brewing Co. APAC Ltd. ~	62,800	191,121
Prosus NV *	29,240	2,289,609
Wilmar International Ltd.	70,100	222,085

		3,123,104

Denmark - 3.0%
AP Moller - Maersk AS Class A	113	200,467
AP Moller - Maersk AS Class B	183	332,641
Carlsberg AS Class B	3,551	550,997
Coloplast AS Class B	4,334	570,646
DSV AS	6,829	1,324,125
Genmab AS *	2,404	908,725
Novo Nordisk AS Class B	60,391	9,591,375
Orsted AS ~	6,901	588,434
Vestas Wind Systems AS	36,840	1,073,680

		15,141,090

Finland - 0.9%
Fortum OYJ	16,366	250,703
Kone OYJ Class B	12,399	646,658
Neste OYJ	15,434	762,499
Nokia OYJ (OMXH)	197,412	969,073
Nordea Bank Abp	120,688	1,288,741
Sampo OYJ Class A	17,502	825,834

		4,743,508

France - 9.9%
Air Liquide SA	19,094	3,196,118
Airbus SE	21,566	2,880,516
AXA SA	68,620	2,094,116
BNP Paribas SA	40,526	2,420,113
Capgemini SE	5,974	1,110,181
Cie de Saint-Gobain	17,874	1,016,022

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Cie Generale des Etablissements Michelin SCA	24,749	$756,534
Credit Agricole SA	44,398	500,863
Danone SA	23,422	1,457,401
Dassault Systemes SE	24,315	1,003,019
Engie SA	66,630	1,054,399
EssilorLuxottica SA	10,609	1,913,044
Hermes International	1,155	2,339,170
Kering SA	2,732	1,782,432
L’Oreal SA	8,811	3,937,130
LVMH Moet Hennessy Louis Vuitton SE	10,098	9,269,038
Orange SA	72,780	864,639
Pernod Ricard SA	7,528	1,704,572
Safran SA	12,469	1,845,868
Sartorius Stedim Biotech	1,009	309,556
Societe Generale SA	29,454	663,638
Thales SA	3,893	575,567
TotalEnergies SE	90,770	5,352,132
Vinci SA	19,634	2,250,887

		50,296,955

Germany - 7.5%
adidas AG	5,910	1,047,680
Allianz SE	14,713	3,396,291
BASF SE	33,507	1,759,072
Bayer AG	35,839	2,289,453
Bayerische Motoren Werke AG	12,079	1,323,841
Beiersdorf AG	3,677	478,331
Daimler Truck Holding AG *	16,512	557,264
Deutsche Bank AG	75,397	766,727
Deutsche Boerse AG	6,931	1,349,535
Deutsche Post AG	36,161	1,693,623
Deutsche Telekom AG	118,242	2,865,275
E.ON SE	81,904	1,021,729
Fresenius SE & Co. KGaA	15,410	416,120
Hannover Rueck SE	2,200	430,277
Henkel AG & Co. KGaA	3,792	275,856
Infineon Technologies AG	47,641	1,956,386
Mercedes-Benz Group AG	29,271	2,251,021
Merck KGaA	4,715	879,040
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,111	1,786,987
RWE AG	23,435	1,008,369
SAP SE	38,094	4,810,147
Siemens AG	27,908	4,521,205
Siemens Healthineers AG ~	10,288	593,124
Volkswagen AG	1,074	184,218
Vonovia SE	26,130	492,153

		38,153,724

Hong Kong - 2.4%
AIA Group Ltd.	431,400	4,524,245
CK Asset Holdings Ltd.	72,562	439,919
CLP Holdings Ltd.	60,000	433,568
Hang Seng Bank Ltd.	27,900	396,608
Henderson Land Development Co. Ltd.	53,000	183,369
Hong Kong & China Gas Co. Ltd.	408,150	359,340
Hong Kong Exchanges & Clearing Ltd.	43,900	1,945,854
Jardine Matheson Holdings Ltd.	5,800	282,125
Link REIT	92,309	593,568
MTR Corp. Ltd.	56,500	272,685
Prudential PLC	100,296	1,373,215
Sun Hung Kai Properties Ltd.	53,000	742,509
Techtronic Industries Co. Ltd.	50,000	541,755

		12,088,760

Ireland - 0.4%
CRH PLC	27,253	1,376,829

	Shares	Value
Kerry Group PLC Class A	5,810	$579,404

		1,956,233

Israel - 0.2%
Check Point Software Technologies Ltd. *	3,660	475,800
ICL Group Ltd.	25,864	175,243
Nice Ltd. *	2,318	528,037

		1,179,080

Italy - 1.6%
Assicurazioni Generali SpA	40,522	807,385
Enel SpA	296,709	1,809,612
Eni SpA	91,203	1,271,950
Ferrari NV	4,598	1,245,983
Intesa Sanpaolo SpA	588,815	1,511,159
Snam SpA	73,564	390,039
UniCredit SpA	70,083	1,320,914

		8,357,042

Japan - 17.8%
Aeon Co. Ltd.	23,900	463,679
Ajinomoto Co., Inc.	16,700	580,957
Asahi Group Holdings Ltd.	16,600	617,819
Astellas Pharma, Inc.	67,000	951,890
Bandai Namco Holdings, Inc.	21,900	472,145
Bridgestone Corp.	20,800	844,952
Canon, Inc.	36,500	812,850
Central Japan Railway Co.	5,300	632,394
Chugai Pharmaceutical Co. Ltd.	24,500	604,969
Dai-ichi Life Holdings, Inc.	35,700	656,290
Daiichi Sankyo Co. Ltd.	63,900	2,330,921
Daikin Industries Ltd.	9,100	1,632,599
Daiwa House Industry Co. Ltd.	21,900	515,992
Denso Corp.	15,800	891,869
East Japan Railway Co.	11,000	608,757
Eisai Co. Ltd.	9,200	522,556
FANUC Corp.	35,000	1,263,927
Fast Retailing Co. Ltd.	6,400	1,401,040
FUJIFILM Holdings Corp.	13,100	664,995
Fujitsu Ltd.	7,200	972,938
Hitachi Ltd.	35,300	1,940,112
Honda Motor Co. Ltd.	59,500	1,573,844
Hoya Corp.	13,000	1,436,659
ITOCHU Corp.	43,400	1,413,384
Japan Post Bank Co. Ltd.	53,800	439,409
Japan Post Holdings Co. Ltd.	86,700	703,655
Japan Tobacco, Inc.	43,800	925,211
Kao Corp.	17,000	661,730
KDDI Corp.	58,800	1,813,259
Keyence Corp.	7,100	3,479,769
Kirin Holdings Co. Ltd.	30,000	474,623
Komatsu Ltd.	33,700	836,607
Kubota Corp.	36,900	559,453
Kyocera Corp.	11,700	610,341
M3, Inc.	16,100	405,222
Marubeni Corp.	56,400	767,024
Mitsubishi Corp.	45,700	1,642,296
Mitsubishi Electric Corp.	70,500	842,484
Mitsubishi Estate Co. Ltd.	41,100	488,871
Mitsubishi UFJ Financial Group, Inc.	436,100	2,794,820
Mitsui & Co. Ltd.	52,300	1,630,183
Mitsui Fudosan Co. Ltd.	33,100	621,765
Mizuho Financial Group, Inc.	88,000	1,246,746
MS&AD Insurance Group Holdings, Inc.	15,600	483,457
Murata Manufacturing Co. Ltd.	21,000	1,279,850
Nexon Co. Ltd.	17,400	415,491
Nidec Corp.	16,300	848,268
Nintendo Co. Ltd.	40,300	1,565,315
Nippon Paint Holdings Co. Ltd.	30,300	284,914

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Nippon Telegraph & Telephone Corp.	43,600	$1,302,886
Nissan Motor Co. Ltd.	84,700	320,555
Nomura Holdings, Inc.	106,200	409,435
Nomura Research Institute Ltd.	14,500	339,122
NTT Data Corp.	23,000	302,370
Obic Co. Ltd.	2,500	395,984
Olympus Corp.	44,600	783,299
Omron Corp.	6,800	397,983
Oriental Land Co. Ltd.	36,500	1,249,731
ORIX Corp.	43,600	718,877
Otsuka Holdings Co. Ltd.	14,200	450,844
Panasonic Holdings Corp.	80,600	721,137
Recruit Holdings Co. Ltd.	52,600	1,446,975
Renesas Electronics Corp. *	42,900	621,226
Secom Co. Ltd.	7,700	474,533
Sekisui House Ltd.	22,500	458,578
Seven & i Holdings Co. Ltd.	27,500	1,242,288
Shimano, Inc.	2,700	468,141
Shin-Etsu Chemical Co. Ltd.	67,500	2,191,119
Shionogi & Co. Ltd.	9,700	437,523
Shiseido Co. Ltd.	14,600	684,495
SMC Corp.	2,100	1,113,244
SoftBank Corp.	104,800	1,209,790
SoftBank Group Corp.	44,000	1,729,794
Sompo Holdings, Inc.	11,400	451,726
Sony Group Corp.	46,000	4,189,836
Sumitomo Corp.	41,100	728,101
Sumitomo Mitsui Financial Group, Inc.	47,600	1,904,836
Sumitomo Realty & Development Co. Ltd.	11,300	255,170
Suzuki Motor Corp.	13,400	487,993
Sysmex Corp.	6,100	400,352
Takeda Pharmaceutical Co. Ltd.	54,800	1,799,826
Terumo Corp.	23,600	638,269
Tokio Marine Holdings, Inc.	67,000	1,289,411
Tokyo Electron Ltd.	16,200	1,979,090
Toshiba Corp.	14,200	476,830
Toyota Industries Corp.	5,300	295,268
Toyota Motor Corp.	386,900	5,507,676
Toyota Tsusho Corp.	7,800	332,571
Unicharm Corp.	14,700	604,254
Z Holdings Corp.	97,500	276,456

		90,715,895

Luxembourg - 0.1%
ArcelorMittal SA	19,214	582,113

Macau - 0.2%
Galaxy Entertainment Group Ltd. *	80,000	535,133
Sands China Ltd. *	88,400	307,101

		842,234

Netherlands - 5.4%
Adyen NV * ~	791	1,260,402
Akzo Nobel NV	6,625	518,172
Argenx SE *	2,018	749,395
ASML Holding NV	14,707	10,022,055
Heineken Holding NV	4,203	385,617
Heineken NV	9,456	1,016,054
ING Groep NV	135,946	1,614,404
Koninklijke Ahold Delhaize NV	38,149	1,303,365
Koninklijke DSM NV	6,376	754,563
Koninklijke Philips NV	32,443	595,877
Shell PLC	257,472	7,337,584
Universal Music Group NV	26,463	670,169
Wolters Kluwer NV	9,394	1,185,865

		27,413,522

	Shares	Value
Norway - 0.4%
Aker BP ASA	11,528	$282,724
DNB Bank ASA	33,935	607,292
Equinor ASA	34,753	987,972
Telenor ASA	25,526	299,297

		2,177,285

Portugal - 0.1%
EDP - Energias de Portugal SA	106,845	582,189

Singapore - 1.4%
DBS Group Holdings Ltd.	66,054	1,642,217
Grab Holdings Ltd. Class A *	47,517	143,026
Oversea-Chinese Banking Corp. Ltd.	123,557	1,151,771
Sea Ltd. ADR *	13,182	1,140,902
Singapore Telecommunications Ltd.	301,200	558,085
STMicroelectronics NV	24,933	1,328,522
United Overseas Bank Ltd.	43,100	966,692

		6,931,215

South Africa - 0.3%
Anglo American PLC	46,356	1,541,870

Spain - 2.5%
Aena SME SA * ~	2,736	442,434
Amadeus IT Group SA *	16,434	1,102,451
Banco Bilbao Vizcaya Argentaria SA	219,982	1,572,730
Banco Santander SA	612,669	2,283,098
CaixaBank SA (SIBE)	161,731	631,067
Cellnex Telecom SA ~	20,618	801,785
EDP Renovaveis SA	9,225	211,307
Endesa SA	11,587	251,667
Ferrovial SA	17,777	523,486
Iberdrola SA	224,164	2,792,590
Industria de Diseno Textil SA	39,794	1,336,887
Naturgy Energy Group SA	5,306	159,729
Telefonica SA	189,615	816,636

		12,925,867

Sweden - 2.5%
Assa Abloy AB Class B	36,564	875,798
Atlas Copco AB Class A	97,989	1,241,358
Atlas Copco AB Class B	56,941	654,977
Epiroc AB Class A	24,052	477,433
Epiroc AB Class B	14,213	242,338
EQT AB	12,969	264,923
Essity AB Class B	22,216	634,575
Evolution AB ~	6,670	893,636
H & M Hennes & Mauritz AB Class B	26,642	380,915
Hexagon AB Class B	71,005	817,225
Investor AB Class A	18,167	370,697
Investor AB Class B	66,488	1,324,480
Sandvik AB	38,896	825,598
Skandinaviska Enskilda Banken AB Class A	58,949	650,694
Svenska Handelsbanken AB Class A	53,209	460,836
Swedbank AB Class A	33,037	543,281
Telefonaktiebolaget LM Ericsson Class B	106,477	624,149
Volvo AB Class A	7,305	157,130
Volvo AB Class B	55,049	1,134,375
Volvo Car AB Class B *	21,811	95,416

		12,669,834

Switzerland - 5.4%
ABB Ltd.	57,340	1,972,582
Alcon, Inc.	18,229	1,294,031
Chocoladefabriken Lindt & Spruengli AG	41	910,738

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Shares	Value
Cie Financiere Richemont SA Class A	19,043	$3,053,660
Credit Suisse Group AG	131,398	117,999
Givaudan SA	337	1,096,863
Kuehne + Nagel International AG	1,982	590,309
Lonza Group AG	2,717	1,635,632
Novartis AG	78,920	7,246,317
Partners Group Holding AG	828	779,746
Schindler Holding AG	2,342	510,410
SGS SA	232	511,734
Sika AG	5,328	1,494,480
Sonova Holding AG	1,896	559,298
Swisscom AG	945	603,072
UBS Group AG (XVTX)	122,151	2,584,812
Zurich Insurance Group AG	5,489	2,630,321

		27,592,004

United Arab Emirates - 0.0%
NMC Health PLC *	4,009	9

United Kingdom - 9.8%
Ashtead Group PLC	16,019	983,644
Associated British Foods PLC	12,980	311,492
AstraZeneca PLC	56,527	7,832,057
Aviva PLC	102,258	510,792
BAE Systems PLC	112,690	1,363,112
Barclays PLC	578,403	1,041,070
BP PLC	662,024	4,184,335
British American Tobacco PLC	77,581	2,719,553
BT Group PLC	253,582	456,784
CK Hutchison Holdings Ltd.	98,000	606,291
Coca-Cola Europacific Partners PLC	7,500	443,925
Compass Group PLC	64,087	1,610,605
Diageo PLC	82,935	3,701,358
HSBC Holdings PLC	728,454	4,950,934
Imperial Brands PLC	32,663	751,107
Legal & General Group PLC	217,894	644,444
Lloyds Banking Group PLC	2,454,353	1,443,030
London Stock Exchange Group PLC	13,789	1,339,321
National Grid PLC	133,528	1,806,233
NatWest Group PLC	193,883	632,645
Reckitt Benckiser Group PLC	26,108	1,986,231
RELX PLC	69,872	2,262,937
SSE PLC	39,431	879,857
Standard Chartered PLC	89,762	680,312
Tesco PLC	270,026	885,261
Unilever PLC	92,477	4,792,065
Vodafone Group PLC	950,757	1,048,777

		49,868,172

United States - 7.8%
Brookfield Renewable Corp. Class A	4,712	164,772
CSL Ltd.	17,592	3,407,050
Experian PLC	33,606	1,106,568
GSK PLC	148,381	2,621,790
Haleon PLC	185,285	736,032
Holcim AG *	20,223	1,304,208
Nestle SA	100,322	12,232,312
Roche Holding AG	26,603	7,615,956
Sanofi	41,615	4,514,342
Schneider Electric SE	19,792	3,307,714
Stellantis NV	82,057	1,492,311
Swiss Re AG	11,003	1,130,376

		39,633,431

Total Common Stocks (Cost $481,541,586)		499,135,615

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreement - 0.3%
Fixed Income Clearing Corp. 4.450% due 04/03/23 (Dated 03/31/23, repurchase price of $1,296,531; collateralized by U.S. Treasury Notes: 2.875% due 06/15/25 and value $1,322,039)	$1,296,050	$1,296,050

U.S. Treasury Bills - 0.1%
4.664% due 06/29/23 ‡	300,000	296,647

Total Short-Term Investments (Cost $1,592,666)		1,592,697

TOTAL INVESTMENTS - 98.9% (Cost $486,651,680)		503,610,577

DERIVATIVES - 0.1%		380,518

OTHER ASSETS & LIABILITIES, NET - 1.0%		5,463,086

NET ASSETS - 100.0%		$509,454,181

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/23	63	$6,241,468	$6,603,975	$362,507
S&P/TSX 60 Index	06/23	4	697,756	715,767	18,011

Total Futures Contracts					$380,518

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:

		Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$2,882,265	$-	$2,882,265	$-
	Common Stocks
	Australia	33,616,963	-	33,616,963	-
	Austria	216,065	-	216,065	-
	Belgium	3,461,052	-	3,461,052	-
	Brazil	794,083	794,083	-	-
	Canada	52,532,316	52,271,593	260,723	-
	China	3,123,104	-	3,123,104	-
	Denmark	15,141,090	-	15,141,090	-
	Finland	4,743,508	-	4,743,508	-
	France	50,296,955	-	50,296,955	-
	Germany	38,153,724	-	38,153,724	-
	Hong Kong	12,088,760	-	12,088,760	-
	Ireland	1,956,233	-	1,956,233	-
	Israel	1,179,080	475,800	703,280	-
	Italy	8,357,042	-	8,357,042	-
	Japan	90,715,895	-	90,715,895	-
	Luxembourg	582,113	-	582,113	-
	Macau	842,234	-	842,234	-
	Netherlands	27,413,522	-	27,413,522	-
	Norway	2,177,285	-	2,177,285	-
	Portugal	582,189	-	582,189	-
	Singapore	6,931,215	1,283,928	5,647,287	-
	South Africa	1,541,870	-	1,541,870	-
	Spain	12,925,867	-	12,925,867	-
	Sweden	12,669,834	-	12,669,834	-
	Switzerland	27,592,004	-	27,592,004	-
	United Arab Emirates	9	-	9	-
	United Kingdom	49,868,172	443,925	49,424,247	-
	United States	39,633,431	164,772	39,468,659	-

	Total Common Stocks	499,135,615	55,434,101	443,701,514	-

	Short-Term Investments	1,592,697	-	1,592,697	-
	Derivatives:
	Equity Contracts
	Futures	380,518	380,518	-	-

	Total	$503,991,095	$55,814,619	$448,176,476	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 297

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

March 31, 2023 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of March 31, 2023. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of March 31, 2023. If the maturity date has expired, no date will be shown.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of March 31, 2023.
Ω	The values of these investments were determined by a valuation committee established under the Valuation Policy. The Board of Trustees (“Board”) has designated Pacific Life Fund Advisors LLC (“PLFA”) as its “valuation designee” for fair valuation determinations, and PLFA’s Valuation Oversight Committee values the Funds’ investments in accordance with the Valuation Policy. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3).
f	All or a portion of this senior loan is unfunded as of March 31, 2023. The interest rate for fully unfunded terms loans is to be determined.
à	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.
Counterparty and Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CBA	Commonwealth Bank of Australia
CBOE	Chicago Board of Options Exchange
CIT	Citigroup
CME	Chicago Mercantile Exchange
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MSC	Morgan Stanley
NWM	Natwest Markets Plc
OCC	Options Clearing Corp
SCB	Standard Chartered Bank
TDB	Toronto Dominion Bank
UBS	UBS

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
Reference Rate Abbreviations:
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
US FED	United States Federal Reserve Bank Rate
UST	United State Treasury Rate
Payment Frequency Abbreviations:
A	Annual
L	Lunar
Q	Quarterly
S	Semiannual
Z	At Maturity
Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
NY	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SPAC	Special Purpose Acquisition Company

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The sectors and countries (based on country of risk) listed in the Schedules of Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2023 (Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third-party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures.

The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended March 31, 2023 are summarized in the following table:

Portfolio	Unfunded Loan Commitments	Value	Net Unrealized Appreciation (Depreciation)
Diversified Bond	$155,868	$145,347	($10,521)
Floating Rate Income	99,065	101,794	2,729

3. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended March 31, 2023 is as follows:

	Beginning Value as of January 1, 2023	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2023
						Ending Value	Share Balance
ESG Diversified
Pacific Funds ESG Core Bond Class I	$2,482,737	$567,292	$6,141	($951)	$64,291	$3,107,228	361,726

ESG Diversified Growth
Pacific Funds ESG Core Bond Class I	$598,676	$308,359	$2,301	($361)	$16,300	$920,673	107,180

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond Class P	$28,620,678	$22,803,135	$540,270	$33,050	$327,018	$51,243,611	4,617,481
PD Aggregate Bond Index Class P	215,186,313	13,033,684	4,631,403	466,320	6,178,739	230,233,653	18,458,474
PD High Yield Bond Market Class P	57,074,225	8,087	27,323,723	2,805,183	(1,299,081)	31,264,691	1,780,614
PD Large-Cap Growth Index Class P	58,194,749	143,802	10,317,803	3,931,201	3,932,732	55,884,681	840,392
PD Large-Cap Value Index Class P	62,692,209	5,261,391	2,365,492	718,846	176,477	66,483,431	1,645,789
PD Mid-Cap Index Class P	33,677,806	74,309	5,551,261	736,778	475,397	29,413,029	2,490,086
PD Small-Cap Growth Index Class P	2,552,649	2,703,505	232,774	(65,119)	356,948	5,315,209	144,322
PD Small-Cap Value Index Class P	10,265,059	37,769	4,841,344	(882,055)	697,455	5,276,884	171,123
PD Emerging Markets Index Class P	5,255,478	5,360,256	565,755	(169,520)	646,197	10,526,656	622,456
PD International Large-Cap Index Class P	44,999,269	76,165	13,596,351	2,385,659	667,670	34,532,412	1,472,252
Total	$518,518,435	$49,502,103	$69,966,176	$9,960,343	$12,159,552	$520,174,257

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond Class P	$96,486,802	$130,150,388	$545,472	$48,775	$1,269,378	$227,409,871	20,491,544
PD Aggregate Bond Index Class P	622,379,275	55,895,253	4,132,819	430,589	18,871,899	693,444,197	55,595,355
PD High Yield Bond Market Class P	192,986,161	135,926	88,583,148	7,737,446	(2,599,969)	109,676,416	6,246,386
PD Large-Cap Growth Index Class P	418,768,631	1,198,251	41,206,578	25,088,886	33,021,713	436,870,903	6,569,651
PD Large-Cap Value Index Class P	438,649,925	39,446,566	8,853,107	3,931,190	2,511,234	475,685,808	11,775,541
PD Mid-Cap Index Class P	204,015,410	-	58,589,496	6,797,298	(1,236,572)	150,986,640	12,782,419
PD Small-Cap Growth Index Class P	23,305,037	13,000,219	856,365	(256,199)	2,327,867	37,520,559	1,018,779
PD Small-Cap Value Index Class P	58,875,325	3,683	20,729,857	(3,882,486)	2,898,256	37,164,921	1,205,210
PD Emerging Markets Index Class P	36,518,054	24,480,498	1,866,275	(43,085)	2,726,812	61,816,004	3,655,267
PD International Large-Cap Index Class P	297,200,664	-	91,588,337	26,306,236	(6,418,137)	225,500,426	9,613,969
Total	$2,389,185,284	$264,310,784	$316,951,454	$66,158,650	$53,372,481	$2,456,075,745

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond Class P	$43,521,954	$122,394,413	$56,776	$1,857	$709,447	$166,570,895	15,009,440
PD Aggregate Bond Index Class P	188,906,216	59,250,978	185,280	5,100	5,885,618	253,862,632	20,352,875
PD High Yield Bond Market Class P	112,220,115	701,116	62,125,716	8,075,565	(5,327,555)	53,543,525	3,049,457
PD Large-Cap Growth Index Class P	362,031,425	3,447,316	74,798,304	42,844,959	5,680,203	339,205,599	5,100,963
PD Large-Cap Value Index Class P	376,623,299	57,924,654	1,177,093	490,330	6,062,015	439,923,205	10,890,242
PD Mid-Cap Index Class P	171,705,138	236,254	29,751,253	3,220,380	2,059,125	147,469,644	12,484,673
PD Small-Cap Growth Index Class P	42,159,967	1,402,912	356,839	(111,562)	2,712,658	45,807,136	1,243,781
PD Small-Cap Value Index Class P	67,891,711	284,597	21,460,738	(2,780,491)	1,521,011	45,456,090	1,474,082
PD Emerging Markets Index Class P	61,742,048	9,155,764	1,058,427	34,461	2,971,871	72,845,717	4,307,469
PD International Large-Cap Index Class P	297,637,001	-	69,139,132	19,438,782	1,384,372	249,321,023	10,629,534
Total	$1,724,438,874	$254,798,004	$260,109,558	$71,219,381	$23,658,765	$1,814,005,466

Portfolio Optimization Conservative
Core Income Class P	$46,158,428	$52,431,384	$1,828,680	$114,251	$2,022,472	$98,897,855	8,450,199
Diversified Bond Class P	205,012,875	935,574	45,140,270	1,955,063	4,096,331	166,859,573	12,249,352
Floating Rate Income Class P	52,792,915	38,115	37,110,153	1,091,814	570,785	17,383,476	1,208,982
High Yield Bond Class P	81,898,298	284,635	31,994,013	6,155,576	(3,853,466)	52,491,030	5,189,013
Inflation Managed Class P	52,729,380	14,575	13,632,334	1,528,014	(68,270)	40,571,365	2,953,009
Intermediate Bond Class P	156,656,884	90,986	15,856,029	(1,846,464)	7,000,742	146,046,119	16,234,513
Managed Bond Class P	205,336,072	33,086	17,432,235	196,658	5,931,333	194,064,914	13,355,792
Short Duration Bond Class P	140,763,058	136,732	5,191,839	211,369	1,891,596	137,810,916	12,681,288
Emerging Markets Debt Class P	29,448,610	197,633	1,594,314	(127,550)	1,121,423	29,045,802	2,489,984
Dividend Growth Class P	15,141,695	1,234,017	759,120	341,183	5,822	15,963,597	428,799
Equity Index Class P	10,285,707	440,494	815,231	376,798	405,950	10,693,718	98,234
Focused Growth Class P	13,272,753	5,516,748	1,688,935	(245,706)	2,220,969	19,075,829	393,703
Growth Class P	10,210,757	8,306,466	983,026	349,284	1,112,332	18,995,813	353,444
Large-Cap Core Class P	10,234,665	6,771,282	895,558	384,042	702,032	17,196,463	261,321
Large-Cap Growth Class P	9,973,586	6,512,422	1,225,802	409,955	1,590,266	17,260,427	812,419
Large-Cap Value Class P	16,343,875	6,206,775	976,805	449,208	(117,819)	21,905,234	614,809
Mid-Cap Equity Class P	6,925,454	5,222,841	654,300	279,119	150,795	11,923,909	333,109
Mid-Cap Growth Class P	13,612,373	4,384,670	1,849,333	94,825	1,637,253	17,879,788	656,424
Mid-Cap Value Class P	13,899,585	10,660,919	1,572,059	788,980	34,603	23,812,028	619,605
Small-Cap Equity Class P	8,531,541	203,225	5,683,096	(790,637)	696,289	2,957,322	84,915
Small-Cap Value Class P	8,500,609	180,980	5,560,442	(925,887)	756,690	2,951,950	94,308

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Beginning Value as of January 1, 2023	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2023
						Ending Value	Share Balance
Value Class P	15,260,001	9,728,151	968,393	412,493	(186,388)	24,245,864	1,098,853
Value Advantage Class P	14,476,330	7,120,174	982,074	485,741	(365,511)	20,734,660	882,854
Emerging Markets Class P	5,827,734	11,698,955	974,714	(274,314)	1,315,096	17,592,757	932,714
International Growth Class P	2,916,351	16,181,147	856,260	(171,927)	1,553,737	19,623,048	2,277,341
International Large-Cap Class P	5,259,173	3,076,071	753,639	109,295	607,838	8,298,738	594,873
International Small-Cap Class P	5,890,236	14,018	6,058,237	(386,919)	540,902	-	-
International Value Class P	9,442,422	4,477	2,325,096	85,244	494,060	7,701,107	453,495
Total	$1,166,801,367	$157,626,552	$205,361,987	$11,049,508	$31,867,862	$1,161,983,302

Portfolio Optimization Moderate-Conservative
Core Income Class P	$54,702,177	$61,482,652	$1,610,249	($37,035)	$2,560,277	$117,097,822	10,005,272
Diversified Bond Class P	243,709,531	49,847	52,270,821	3,855,807	3,274,440	198,618,804	14,580,834
Floating Rate Income Class P	66,499,438	-	52,103,690	1,720,009	315,763	16,431,520	1,142,775
High Yield Bond Class P	116,218,895	-	69,314,294	5,946,398	(3,186,437)	49,664,562	4,909,602
Inflation Managed Class P	58,007,614	26,978	18,444,073	2,743,192	(1,189,614)	41,144,097	2,994,695
Intermediate Bond Class P	186,487,254	41,461	19,298,047	(2,246,694)	8,380,345	173,364,319	19,271,209
Managed Bond Class P	244,071,521	42,439	21,309,954	1,307,631	5,942,201	230,053,838	15,832,595
Short Duration Bond Class P	82,953,511	96,039,896	1,386,036	52,833	1,120,333	178,780,537	16,451,291
Emerging Markets Debt Class P	25,201,269	4,578	9,414,318	(72,691)	776,901	16,495,739	1,414,115
Dividend Growth Class P	40,585,961	5,681,446	1,071,513	478,654	549,519	46,224,067	1,241,628
Equity Index Class P	26,906,439	5,174,088	1,367,737	481,285	1,777,307	32,971,382	302,880
Focused Growth Class P	36,002,930	-	3,355,246	(493,828)	5,158,423	37,312,279	770,082
Growth Class P	27,073,826	11,097,600	1,030,396	331,692	3,059,803	40,532,525	754,165
Large-Cap Core Class P	26,774,763	20,621,242	1,456,976	622,884	2,364,446	48,926,359	743,496
Large-Cap Growth Class P	24,980,975	6,780,907	769,706	267,651	4,316,256	35,576,083	1,674,506
Large-Cap Value Class P	41,573,185	6,465,986	1,314,360	600,872	(176,756)	47,148,927	1,323,317
Mid-Cap Equity Class P	13,955,665	3,311,399	774,179	206,247	266,107	16,965,239	473,944
Mid-Cap Growth Class P	25,044,000	-	2,377,404	868,333	1,913,198	25,448,127	934,281
Mid-Cap Value Class P	34,796,383	1,242,531	2,855,043	1,131,976	(446,748)	33,869,099	881,297
Small-Cap Equity Class P	10,574,472	-	3,849,278	(529,154)	525,248	6,721,288	192,991
Small-Cap Growth Class P	2,438,940	3,415,813	274,832	112,657	265,852	5,958,430	200,025
Small-Cap Index Class P	11,239,082	-	5,480,059	2,320,168	(2,186,733)	5,892,458	201,486
Small-Cap Value Class P	8,102,900	-	1,377,789	(174,049)	154,050	6,705,112	214,214
Value Class P	39,332,915	16,701,653	1,488,142	282,779	(104,689)	54,724,516	2,480,183
Value Advantage Class P	38,033,267	8,306,899	1,511,763	745,223	(922,787)	44,650,839	1,901,172
Emerging Markets Class P	24,874,021	8,547,661	2,609,823	270,164	2,377,628	33,459,651	1,773,929
International Growth Class P	24,871,641	5,108,238	2,251,325	(456,398)	3,335,391	30,607,547	3,552,141
International Large-Cap Class P	33,241,459	-	12,200,384	3,038,696	(348,710)	23,731,061	1,701,098
International Small-Cap Class P	16,787,954	3,715	17,222,717	1,800,090	(1,369,042)	-	-
International Value Class P	50,671,417	-	14,646,401	4,126,025	(1,199,048)	38,951,993	2,293,767
Real Estate Class P	15,465,452	1,129,025	284,166	58,605	483,443	16,852,359	523,358
Total	$1,651,178,857	$261,276,054	$324,720,721	$29,360,022	$37,786,367	$1,654,880,579

Portfolio Optimization Moderate
Core Income Class P	$181,668,397	$141,860,437	$4,337,707	$389,675	$7,556,373	$327,137,175	27,951,813
Diversified Bond Class P	808,973,501	-	281,477,319	804,141	21,740,362	550,040,685	40,379,116
Floating Rate Income Class P	250,482,506	-	222,549,344	5,410,245	1,961,112	35,304,519	2,455,350
High Yield Bond Class P	357,046,620	-	188,077,525	26,962,560	(18,067,213)	177,864,442	17,582,830
Inflation Managed Class P	141,721,348	-	4,649,507	703,272	3,763,897	141,539,010	10,301,994
Intermediate Bond Class P	618,155,170	-	156,072,996	(17,683,841)	38,052,207	482,450,540	53,629,290
Managed Bond Class P	808,307,970	-	190,200,344	2,243,226	21,342,490	641,693,342	44,162,143
Short Duration Bond Class P	320,501,058	376,498,810	3,487,550	203,747	4,346,359	698,062,424	64,235,337
Emerging Markets Debt Class P	72,800,976	-	4,280,610	(323,936)	2,741,295	70,937,725	6,081,215
Dividend Growth Class P	264,349,903	82,993,855	4,780,189	1,893,161	6,633,210	351,089,940	9,430,656
Equity Index Class P	175,555,675	76,779,399	7,015,427	2,446,014	14,406,529	262,172,190	2,408,352
Focused Growth Class P	237,941,873	17,251,178	2,695,365	(382,834)	32,703,887	284,818,739	5,878,325
Growth Class P	190,983,577	58,879,675	3,771,434	1,157,237	21,888,773	269,137,828	5,007,688
Large-Cap Core Class P	174,589,455	178,163,166	7,291,266	3,327,257	18,169,823	366,958,435	5,576,380
Large-Cap Growth Class P	176,406,232	24,121,119	1,941,029	668,696	30,542,923	229,797,941	10,816,201
Large-Cap Value Class P	251,567,405	45,676,544	6,314,381	2,871,575	(48,915)	293,752,228	8,244,669
Mid-Cap Equity Class P	81,159,789	-	9,362,205	2,104,993	(808,206)	73,094,371	2,041,980
Mid-Cap Growth Class P	166,670,951	-	72,383,098	31,100,106	(15,806,365)	109,581,594	4,023,088
Mid-Cap Value Class P	171,693,280	-	27,865,579	10,117,679	(7,981,873)	145,963,507	3,798,068
Small-Cap Equity Class P	77,338,337	-	33,563,002	(4,824,418)	4,490,943	43,441,860	1,247,361
Small-Cap Growth Class P	45,293,004	9,555,844	3,699,370	1,528,965	2,295,209	54,973,652	1,845,466
Small-Cap Index Class P	48,363,019	-	13,072,183	5,345,952	(4,370,084)	36,266,704	1,240,100
Small-Cap Value Class P	76,893,241	-	28,986,343	(4,807,010)	3,865,119	46,965,007	1,500,432
Value Class P	246,034,188	76,956,915	7,238,603	1,375,692	(1,627,852)	315,500,340	14,298,867
Value Advantage Class P	231,951,000	55,595,886	7,095,369	2,666,690	(3,619,154)	279,499,053	11,900,689
Emerging Markets Class P	107,471,664	70,645,587	11,027,006	1,141,165	11,784,958	180,016,368	9,543,920
International Growth Class P	157,635,682	87,317,914	14,456,160	(2,943,868)	24,926,759	252,480,327	29,301,455
International Large-Cap Class P	187,242,780	-	50,369,186	12,667,868	3,704,306	153,245,768	10,985,018
International Small-Cap Class P	72,621,911	-	40,053,261	10,024,747	(6,328,633)	36,264,764	2,200,694
International Value Class P	272,600,151	-	108,039,571	32,191,747	(18,089,790)	178,662,537	10,520,906
Real Estate Class P	99,145,547	-	28,564,532	3,569,043	(1,627,154)	72,522,904	2,252,232
Total	$7,073,166,210	$1,302,296,329	$1,544,717,461	$131,949,546	$198,541,295	$7,161,235,919

Portfolio Optimization Growth
Core Income Class P	$107,736,766	$98,861,665	$2,800,847	$167,319	$4,659,362	$208,624,265	17,825,631
Diversified Bond Class P	477,364,532	-	6,290,766	(45,305)	14,827,496	485,855,957	35,667,242
Floating Rate Income Class P	98,488,503	-	101,237,741	6,622,479	(3,873,241)	-	-
High Yield Bond Class P	196,947,124	-	4,449,969	573,546	6,179,626	199,250,327	19,696,936
Inflation Managed Class P	128,984,410	-	986,519	(91,407)	4,209,141	132,115,625	9,616,108
Intermediate Bond Class P	363,474,496	-	5,604,370	(663,459)	12,746,452	369,953,119	41,124,056
Managed Bond Class P	481,396,739	-	7,076,742	61,904	14,462,786	488,844,687	33,642,907
Short Duration Bond Class P	162,943,893	-	1,736,795	77,439	2,391,977	163,676,514	15,061,427
Emerging Markets Debt Class P	67,242,257	-	3,155,507	446,033	1,798,710	66,331,493	5,686,341
Dividend Growth Class P	339,652,186	-	2,795,048	955,432	5,671,309	343,483,879	9,226,349

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Beginning Value as of January 1, 2023	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2023
						Ending Value	Share Balance
Equity Index Class P	226,369,333	-	5,980,624	2,073,018	14,764,758	237,226,485	2,179,197
Focused Growth Class P	320,200,482	-	2,276,327	(336,660)	42,724,697	360,312,192	7,436,421
Growth Class P	255,494,285	-	3,124,100	945,180	26,210,626	279,525,991	5,200,974
Large-Cap Core Class P	224,916,310	-	5,353,305	2,122,460	14,915,442	236,600,907	3,595,439
Large-Cap Growth Class P	237,581,571	-	2,166,233	742,597	39,614,652	275,772,587	12,980,150
Large-Cap Value Class P	309,209,521	-	4,269,348	1,683,704	(719,527)	305,904,350	8,585,739
Mid-Cap Equity Class P	106,897,029	-	1,874,542	597,952	1,538,175	107,158,614	2,993,605
Mid-Cap Growth Class P	200,854,576	-	10,719,741	4,874,368	17,338,077	212,347,280	7,795,941
Mid-Cap Value Class P	241,307,151	-	12,723,209	6,206,642	(2,150,672)	232,639,912	6,053,446
Small-Cap Equity Class P	84,509,932	-	3,942,898	2,351,545	(1,449,774)	81,468,805	2,339,241
Small-Cap Growth Class P	38,564,519	-	2,115,746	883,857	1,879,821	39,212,451	1,316,362
Small-Cap Index Class P	54,073,410	-	1,829,062	849,101	724,755	53,818,204	1,840,254
Small-Cap Value Class P	80,662,268	-	3,862,563	1,773,057	(1,840,856)	76,731,906	2,451,420
Value Class P	298,253,891	-	4,513,491	949,977	(5,760,406)	288,929,971	13,094,665
Value Advantage Class P	286,645,908	-	4,640,304	1,799,949	(6,268,334)	277,537,219	11,817,157
Emerging Markets Class P	165,549,244	-	12,644,720	3,653,775	11,521,367	168,079,666	8,911,072
International Growth Class P	252,514,387	-	17,387,960	(3,576,893)	29,416,746	260,966,280	30,286,288
International Large-Cap Class P	227,774,185	-	18,952,196	5,072,506	17,544,518	231,439,013	16,590,094
International Small-Cap Class P	100,714,113	-	7,481,780	1,856,022	5,761,026	100,849,381	6,119,954
International Value Class P	261,270,865	-	28,552,908	11,755,239	6,105,513	250,578,709	14,755,836
Real Estate Class P	90,728,642	-	-	-	2,818,156	93,546,798	2,905,139
Total	$6,488,322,528	$98,861,665	$290,545,361	$54,381,377	$277,762,378	$6,628,782,587

Portfolio Optimization Aggressive-Growth
Core Income Class P	$12,345,355	$23,615,509	$327,200	$20,235	$620,073	$36,273,972	3,099,383
Diversified Bond Class P	53,685,035	-	417,983	(4,002)	1,667,800	54,930,850	4,032,537
Floating Rate Income Class P	23,339,977	-	23,991,201	575,765	75,459	-	-
High Yield Bond Class P	46,658,820	-	743,576	93,871	1,508,309	47,517,424	4,697,346
Inflation Managed Class P	15,220,759	-	67,307	(6,008)	492,670	15,640,114	1,138,374
Intermediate Bond Class P	41,351,624	-	451,463	(52,416)	1,429,131	42,276,876	4,699,505
Managed Bond Class P	53,718,043	-	525,299	5,273	1,618,258	54,816,275	3,772,525
Short Duration Bond Class P	15,426,604	-	122,577	5,541	228,419	15,537,987	1,429,797
Emerging Markets Debt Class P	15,928,504	-	589,889	81,524	449,335	15,869,474	1,360,428
Dividend Growth Class P	90,045,861	-	339,524	112,478	1,641,006	91,459,821	2,456,710
Equity Index Class P	59,910,883	-	1,197,460	559,495	3,890,993	63,163,911	580,233
Focused Growth Class P	85,710,523	-	332,785	(47,798)	11,404,653	96,734,593	1,996,489
Growth Class P	68,602,731	-	648,169	195,618	7,101,219	75,251,399	1,400,158
Large-Cap Core Class P	59,479,760	-	998,120	389,376	4,111,722	62,982,738	957,099
Large-Cap Growth Class P	63,067,400	-	364,777	125,522	10,595,000	73,423,145	3,455,903
Large-Cap Value Class P	80,684,866	-	574,915	224,544	17,610	80,352,105	2,255,222
Mid-Cap Equity Class P	26,820,194	-	98,253	51,746	469,828	27,243,515	761,080
Mid-Cap Growth Class P	54,482,569	-	2,244,843	1,012,749	4,995,973	58,246,448	2,138,412
Mid-Cap Value Class P	57,413,203	-	2,126,111	1,035,254	(115,553)	56,206,793	1,462,538
Small-Cap Equity Class P	26,349,270	-	845,194	366,654	(114,198)	25,756,532	739,556
Small-Cap Growth Class P	29,596,741	-	961,177	196,309	1,905,803	30,737,676	1,031,864
Small-Cap Index Class P	16,638,562	-	322,843	149,864	319,194	16,784,777	573,937
Small-Cap Value Class P	26,914,092	-	877,541	402,031	(462,802)	25,975,780	829,871
Value Class P	78,095,772	-	748,756	155,939	(1,430,782)	76,072,173	3,447,685
Value Advantage Class P	74,457,179	-	562,934	248,226	(1,443,778)	72,698,693	3,095,411
Emerging Markets Class P	70,681,832	-	4,602,559	1,329,920	5,129,367	72,538,560	3,845,774
International Growth Class P	70,239,534	-	4,232,194	(889,354)	8,084,353	73,202,339	8,495,454
International Large-Cap Class P	66,045,878	-	4,812,262	1,277,129	5,286,782	67,797,527	4,859,887
International Small-Cap Class P	47,804,784	-	2,980,035	731,021	2,883,607	48,439,377	2,939,500
International Value Class P	80,261,729	-	7,335,528	1,457,248	4,012,570	78,396,019	4,616,509
Real Estate Class P	28,568,254	-	-	-	887,369	29,455,623	914,758
Total	$1,539,546,338	$23,615,509	$64,442,475	$9,803,754	$77,259,390	$1,585,782,516

As of March 31, 2023, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Portfolio	Ownership Percentage
ESG Diversified	43.06%
ESG Diversified Growth	87.17%